     As filed with the Securities and Exchange Commission on April 4, 2018



                                          Registration Statement Nos. 333-101778
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 28                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 203                             [X]


                       (Check Appropriate box or boxes.)


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (Name of Depositor)



                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (980) 365-7100
                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581

                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On April 30, 2018 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.

This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 22/Amendment No. 143 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2012.

This registration statement also incorporates by reference the three Supplements dated April 29, 2013 to the Prospectuses filed in Post-Effective Amendment No. 23/Amendment No. 152 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2013.

This registration statement also incorporates by reference the three Supplements dated April 28, 2014 to the Prospectuses filed in Post-Effective Amendment No. 24/Amendment No. 160 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2014.

This registration statement also incorporates by reference the three Supplements dated May 1, 2015 to the Prospectuses filed in Post-Effective Amendment No. 25/Amendment No. 171 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 8, 2015.

This registration statement also incorporates by reference the three Supplements dated May 1, 2016 to the Prospectuses filed in Post-Effective Amendment No. 26/Amendment No. 183 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2016.


This registration statement also incorporates by reference the three Supplements dated May 1, 2017 to the Prospectuses filed in Post-Effective Amendment No. 27/Amendment No. 193 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2017.

                       PIONEER ANNUISTAR(SM) PLUS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Plus Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2018. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE..................     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE...................     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED.................................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED..................................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.............................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED..............................     3.25%              3.40%             3.60%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.
(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                 GMWB I                       0.40%
                 GMWB II                      0.50%
   GMWB for Life (Single Life Option)         0.65%
    GMWB for Life (Joint Life Option)         0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.37%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................    0.88%     0.25%          0.11%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.04%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%     0.15%          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.35%       --           0.04%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............    0.70%     0.25%          0.02%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class B.........    0.56%     0.25%          0.05%
 MFS(R) Value Portfolio -- Class B................    0.70%     0.25%          0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........   --             0.92%       --              0.92%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................   --             1.24%     0.05%             1.19%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%             0.81%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             0.99%     0.10%             0.89%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.95%     0.10%             0.85%
 PIMCO Total Return Portfolio -- Class B..........   --             0.81%     0.03%             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%     0.03%             0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.87%     0.09%             0.78%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.39%     0.03%             0.36%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.61%            0.91%       --              0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............   --             0.97%     0.11%             0.86%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%             0.79%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.86%       --              0.86%
 MFS(R) Value Portfolio -- Class B................   --             0.97%     0.14%             0.83%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%         0.25%        0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.56%         0.15%        0.04%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund..............    0.60%         0.25%        0.02%
 Franklin Small-Mid Cap Growth VIP Fund..........    0.80%         0.25%        0.05%
 Templeton Foreign VIP Fund......................    0.77%         0.25%        0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%         0.25%        0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................    0.70%         0.25%        0.05%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%         0.25%        0.06%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%         0.25%        0.32%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............   --             0.75%     0.06%           0.69%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund..............   --             0.87%       --            0.87%
 Franklin Small-Mid Cap Growth VIP Fund.......... 0.01%            1.11%     0.01%           1.10%
 Templeton Foreign VIP Fund...................... 0.02%            1.09%     0.01%           1.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             1.04%       --            1.04%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................   --             1.00%       --            1.00%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............   --             0.96%       --            0.96%
 Pioneer Real Estate Shares VCT Portfolio........   --             1.37%       --            1.37%

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                    INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ------------------------------------ -------------------------------------
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,      Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation    Subadviser: BlackRock Financial
                                       and prudent investment management.   Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.          Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                        Subadviser: Aberdeen Asset Managers
                                                                            Limited

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Invesco Comstock Portfolio --          Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,              Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of      Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Investment Advisers LLC
Western Asset Management Strategic     Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of          Subadviser: Western Asset
 Class E                               capital.                                 Management Company
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund     Seeks long-term capital appreciation,    Franklin Advisers, Inc.
                                       with preservation of capital as an
                                       important consideration.

           UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- -------------------------------------
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.           Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive       Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio                   dividend income and long-term             LLC
                                      capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by             Amundi Pioneer Asset Management,
                                      investing in a diversified portfolio of   Inc.
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.        Amundi Pioneer Asset Management,
 Portfolio                            Current income is a secondary             Inc.
                                      objective.

                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     BlackRock High Yield Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2018, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $55,000 or 25% of pay for each participant in 2018.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.728
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   2.160
                                                                                       2016   1.924
                                                                                       2015   2.037
                                                                                       2014   2.003
                                                                                       2013   1.860
                                                                                       2012   1.621
                                                                                       2011   1.609
                                                                                       2010   1.522
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.317
                                                                                       2016   2.111
                                                                                       2015   2.487
                                                                                       2014   2.616
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.888
                                                                                       2008   1.574
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.553
                                                                                       2016   2.211
                                                                                       2015   2.388
                                                                                       2014   2.244
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)...................... 2017   1.924
                                                                                       2016   1.972
                                                                                       2015   2.039
                                                                                       2014   2.225
                                                                                       2013   1.895
                                                                                       2012   1.649
                                                                                       2011   1.876
                                                                                       2010   1.710
                                                                                       2009   1.320
                                                                                       2008   2.326
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.078
                                                                                       2012   1.040
                                                                                       2011   1.115
                                                                                       2010   0.922
                                                                                       2009   0.685
                                                                                       2008   1.083
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.894
                                                                                       2011   0.920
                                                                                       2010   0.854
                                                                                       2009   0.604
                                                                                       2008   1.134



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 1.708                      --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2.291               1,373,260
                                                                                       2.160               1,762,691
                                                                                       1.924               1,756,880
                                                                                       2.037               2,321,265
                                                                                       2.003               4,062,753
                                                                                       1.860               5,519,026
                                                                                       1.621               6,792,409
                                                                                       1.609               8,016,351
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2.928                 669,285
                                                                                       2.317               1,050,676
                                                                                       2.111               1,164,762
                                                                                       2.487               1,280,008
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 0.844                      --
                                                                                       0.888               2,550,940
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2.967               1,172,202
                                                                                       2.553               1,364,626
                                                                                       2.211               1,704,669
                                                                                       2.388               2,181,931
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)...................... 2.428                 477,139
                                                                                       1.924                 534,835
                                                                                       1.972                 604,898
                                                                                       2.039                 825,891
                                                                                       2.225               1,304,709
                                                                                       1.895               1,599,937
                                                                                       1.649               1,791,610
                                                                                       1.876               1,929,042
                                                                                       1.710               2,172,868
                                                                                       1.320               1,489,970
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 1.168                      --
                                                                                       1.078               3,042,023
                                                                                       1.040               3,337,591
                                                                                       1.115               3,716,664
                                                                                       0.922               3,990,754
                                                                                       0.685               2,711,797
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 1.005                      --
                                                                                       0.894               3,671,237
                                                                                       0.920               4,410,622
                                                                                       0.854               5,165,344
                                                                                       0.604               3,561,873

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).................... 2017   1.385
                                                                                 2016   1.404
                                                                                 2015   1.371
                                                                                 2014   1.364
                                                                                 2013   1.090
                                                                                 2012   0.913
                                                                                 2011   1.013
                                                                                 2010   0.887
                                                                                 2009   0.645
                                                                                 2008   1.101
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)........................... 2017   1.580
                                                                                 2016   1.564
                                                                                 2015   1.588
                                                                                 2014   1.548
                                                                                 2013   1.603
                                                                                 2012   1.490
                                                                                 2011   1.497
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)................................. 2017   2.128
                                                                                 2016   2.115
                                                                                 2015   2.154
                                                                                 2014   1.972
                                                                                 2013   1.509
                                                                                 2012   1.389
                                                                                 2011   1.578
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2017   1.671
                                                                                 2016   1.632
                                                                                 2015   1.682
                                                                                 2014   1.635
                                                                                 2013   1.638
                                                                                 2012   1.493
                                                                                 2011   1.465
                                                                                 2010   1.328
                                                                                 2009   1.086
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 2017   2.460
                                                                                 2016   2.153
                                                                                 2015   2.265
                                                                                 2014   2.076
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09).............. 2017   1.879
                                                                                 2016   1.909
                                                                                 2015   1.827
                                                                                 2014   1.707
                                                                                 2013   1.293
                                                                                 2012   1.150
                                                                                 2011   1.285
                                                                                 2010   1.091
                                                                                 2009   0.867
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)............. 2017   0.964
                                                                                 2016   0.976
                                                                                 2015   0.991
                                                                                 2014   1.007
                                                                                 2013   1.022
                                                                                 2012   1.038
                                                                                 2011   1.055
                                                                                 2010   1.071
                                                                                 2009   1.083
                                                                                 2008   1.069
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 2017   1.410
                                                                                 2016   1.337
                                                                                 2015   1.375
                                                                                 2014   1.329
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 2017   1.398
                                                                                 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.303
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/16)......................................................................... 2017   2.120
                                                                                 2016   2.085



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).................... 1.865                 594,770
                                                                                 1.385                 716,628
                                                                                 1.404               1,083,889
                                                                                 1.371               1,392,297
                                                                                 1.364               2,101,336
                                                                                 1.090               2,614,232
                                                                                 0.913               3,092,017
                                                                                 1.013               3,351,427
                                                                                 0.887               3,797,293
                                                                                 0.645               5,083,679
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.626               2,833,169
                                                                                 1.580               3,518,206
                                                                                 1.564               4,038,435
                                                                                 1.588               4,906,754
                                                                                 1.548               6,433,826
                                                                                 1.603               8,842,108
                                                                                 1.490               9,215,698
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)................................. 2.128                      --
                                                                                 2.128                      --
                                                                                 2.115               1,128,795
                                                                                 2.154               1,347,938
                                                                                 1.972               1,625,287
                                                                                 1.509               2,100,849
                                                                                 1.389               2,570,316
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.671                      --
                                                                                 1.671                      --
                                                                                 1.632               3,843,595
                                                                                 1.682               4,712,750
                                                                                 1.635               6,289,123
                                                                                 1.638               7,794,736
                                                                                 1.493               8,520,374
                                                                                 1.465               9,951,087
                                                                                 1.328              10,244,403
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 2.836                 265,566
                                                                                 2.460                 267,745
                                                                                 2.153                 364,191
                                                                                 2.265                 450,145
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09).............. 2.474                 348,045
                                                                                 1.879                 398,912
                                                                                 1.909                 506,569
                                                                                 1.827                 639,802
                                                                                 1.707                 890,153
                                                                                 1.293               1,139,583
                                                                                 1.150               1,575,783
                                                                                 1.285               2,049,756
                                                                                 1.091               1,993,238
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)............. 0.958               2,788,438
                                                                                 0.964               4,180,229
                                                                                 0.976               5,330,472
                                                                                 0.991               7,232,861
                                                                                 1.007              10,018,131
                                                                                 1.022              12,543,678
                                                                                 1.038              13,039,890
                                                                                 1.055              14,271,296
                                                                                 1.071              16,182,132
                                                                                 1.083              23,360,395
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 1.593               4,393,347
                                                                                 1.410               4,817,959
                                                                                 1.337               6,260,332
                                                                                 1.375               6,884,412
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 1.640               4,763,215
                                                                                 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/16)......................................................................... 2.480                 912,093
                                                                                 2.120               1,173,924

                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 BHFTII Jennison Growth Subaccount (Class B) (4/12)............................... 2017   1.485
                                                                                   2016   1.511
                                                                                   2015   1.388
                                                                                   2014   1.296
                                                                                   2013   0.963
                                                                                   2012   1.000
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2017   1.529
                                                                                   2016   1.426
                                                                                   2015   1.454
                                                                                   2014   1.363
                                                                                   2013   1.166
                                                                                   2012   1.064
                                                                                   2011   1.058
                                                                                   2010   0.978
                                                                                   2009   0.840
                                                                                   2008   1.099
 BHFTII MFS(R) Value Subaccount (Class B) (4/14).................................. 2017   1.415
                                                                                   2016   1.260
                                                                                   2015   1.284
                                                                                   2014   1.180
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2017   1.660
                                                                                   2016   1.424
                                                                                   2015   1.441
                                                                                   2014   1.468
                                                                                   2013   1.177
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   2.511
                                                                                   2016   2.198
                                                                                   2015   2.316
                                                                                   2014   2.164
                                                                                   2013   1.695
                                                                                   2012   1.537
                                                                                   2011   1.473
                                                                                   2010   1.240
                                                                                   2009   1.073
                                                                                   2008   1.495
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   2.579
                                                                                   2016   2.515
                                                                                   2015   2.624
                                                                                   2014   2.480
                                                                                   2013   1.823
                                                                                   2012   1.670
                                                                                   2011   1.782
                                                                                   2010   1.418
                                                                                   2009   1.003
                                                                                   2008   1.772
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   2.053
                                                                                   2016   1.945
                                                                                   2015   2.113
                                                                                   2014   2.415
                                                                                   2013   1.994
                                                                                   2012   1.713
                                                                                   2011   1.947
                                                                                   2010   1.824
                                                                                   2009   1.352
                                                                                   2008   2.303
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.870
                                                                                   2016   2.888
                                                                                   2015   2.991
                                                                                   2014   2.530
                                                                                   2013   1.744
                                                                                   2012   1.495
                                                                                   2011   1.486
                                                                                   2010   1.210
                                                                                   2009   0.916
                                                                                   2008   1.566



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Jennison Growth Subaccount (Class B) (4/12)............................... 2.004               1,605,948
                                                                                   1.485               1,806,471
                                                                                   1.511               2,139,186
                                                                                   1.388               2,861,766
                                                                                   1.296               2,530,340
                                                                                   0.963               3,136,059
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.689                 742,589
                                                                                   1.529                 837,780
                                                                                   1.426                 981,638
                                                                                   1.454               1,388,954
                                                                                   1.363               1,958,493
                                                                                   1.166               2,414,691
                                                                                   1.064               2,485,648
                                                                                   1.058               2,690,661
                                                                                   0.978               2,944,278
                                                                                   0.840               1,287,130
 BHFTII MFS(R) Value Subaccount (Class B) (4/14).................................. 1.639               1,120,362
                                                                                   1.415               1,498,136
                                                                                   1.260               1,666,913
                                                                                   1.284               2,051,341
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.888                 874,018
                                                                                   1.660                 988,487
                                                                                   1.424               1,186,325
                                                                                   1.441               1,742,472
                                                                                   1.468               2,660,872
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2.981                 805,780
                                                                                   2.511                 732,249
                                                                                   2.198                 927,403
                                                                                   2.316               1,275,919
                                                                                   2.164               1,777,612
                                                                                   1.695               2,277,088
                                                                                   1.537               2,541,401
                                                                                   1.473               2,411,278
                                                                                   1.240               2,605,955
                                                                                   1.073               3,339,564
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 3.083                 449,642
                                                                                   2.579                 530,398
                                                                                   2.515                 744,493
                                                                                   2.624                 901,064
                                                                                   2.480               1,285,702
                                                                                   1.823               1,452,326
                                                                                   1.670               1,895,133
                                                                                   1.782               2,269,287
                                                                                   1.418               2,472,014
                                                                                   1.003               2,303,395
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2.359                 714,632
                                                                                   2.053                 821,035
                                                                                   1.945                 883,751
                                                                                   2.113               1,179,642
                                                                                   2.415               1,440,660
                                                                                   1.994               1,714,677
                                                                                   1.713               2,083,263
                                                                                   1.947               2,300,173
                                                                                   1.824               2,629,076
                                                                                   1.352               2,896,518
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 3.278                 383,394
                                                                                   2.870                 447,707
                                                                                   2.888                 533,598
                                                                                   2.991                 654,319
                                                                                   2.530                 953,285
                                                                                   1.744                 925,934
                                                                                   1.495               1,088,048
                                                                                   1.486               1,189,969
                                                                                   1.210               1,406,061
                                                                                   0.916               1,609,646

                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.062
                                                                                   2013   1.584
                                                                                   2012   1.400
                                                                                   2011   1.515
                                                                                   2010   1.320
                                                                                   2009   1.036
                                                                                   2008   1.659
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   2.051
                                                                                   2016   1.815
                                                                                   2015   1.929
                                                                                   2014   1.726
                                                                                   2013   1.395
                                                                                   2012   1.242
                                                                                   2011   1.171
                                                                                   2010   1.061
                                                                                   2009   0.878
                                                                                   2008   1.372
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.320
                                                                                   2010   1.230
                                                                                   2009   1.065
                                                                                   2008   1.092
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.397
                                                                                   2013   1.103
                                                                                   2012   1.013
                                                                                   2011   1.068
                                                                                   2010   0.993
                                                                                   2009   0.871
                                                                                   2008   1.312
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.479
                                                                                   2010   1.298
                                                                                   2009   1.055
                                                                                   2008   1.633
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.747
                                                                                   2008   1.154
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.355
                                                                                   2009   0.860
                                                                                   2008   1.357
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.750
                                                                                   2008   1.266
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.700
                                                                                   2008   1.394
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.240
                                                                                   2008   2.295
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.763
                                                                                   2008   1.257
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.095
                                                                                   2008   1.797
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.131
                                                                                   2008   1.301
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.852
                                                                                   2013   2.962
                                                                                   2012   2.694
                                                                                   2011   3.582
                                                                                   2010   3.147
                                                                                   2009   1.837
                                                                                   2008   4.474
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................... 2014   2.194
                                                                                   2013   1.730
                                                                                   2012   1.598
                                                                                   2011   1.534
                                                                                   2010   1.307
                                                                                   2009   1.165
                                                                                   2008   1.703



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.073                      --
                                                                                   2.062                 510,010
                                                                                   1.584                 559,813
                                                                                   1.400                 621,136
                                                                                   1.515                 793,654
                                                                                   1.320                 960,678
                                                                                   1.036                 998,096
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2.403                 236,557
                                                                                   2.051                 410,816
                                                                                   1.815                 479,409
                                                                                   1.929                 511,764
                                                                                   1.726                 596,042
                                                                                   1.395                 802,498
                                                                                   1.242                 966,194
                                                                                   1.171               1,464,905
                                                                                   1.061               1,628,822
                                                                                   0.878               2,526,645
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 1.349                      --
                                                                                   1.320               4,605,978
                                                                                   1.230               4,848,558
                                                                                   1.065               3,503,527
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 1.392                      --
                                                                                   1.397               2,432,292
                                                                                   1.103               3,009,187
                                                                                   1.013               3,280,088
                                                                                   1.068               3,808,059
                                                                                   0.993               4,206,784
                                                                                   0.871               3,598,356
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 1.582                      --
                                                                                   1.479               3,159,004
                                                                                   1.298               3,570,805
                                                                                   1.055               4,691,252
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 0.745                      --
                                                                                   0.747               1,704,975
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 1.452                      --
                                                                                   1.355               7,476,040
                                                                                   0.860               5,955,607
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 0.718                      --
                                                                                   0.750               1,159,831
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 0.737                      --
                                                                                   0.700               1,382,110
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 1.133                      --
                                                                                   1.240               1,301,133
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 0.786                      --
                                                                                   0.763               2,074,678
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 1.045                      --
                                                                                   1.095               2,490,140
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 1.197                      --
                                                                                   1.131               8,328,257
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2.809                      --
                                                                                   2.852                 847,496
                                                                                   2.962               1,120,776
                                                                                   2.694               1,346,342
                                                                                   3.582               1,596,518
                                                                                   3.147               1,761,043
                                                                                   1.837               1,762,960
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................... 2.243                      --
                                                                                   2.194               2,179,154
                                                                                   1.730               2,557,034
                                                                                   1.598               2,994,484
                                                                                   1.534               3,266,040
                                                                                   1.307               3,687,192
                                                                                   1.165               4,667,821

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.430
                                                                              2013   1.218
                                                                              2012   1.105
                                                                              2011   1.161
                                                                              2010   1.027
                                                                              2009   0.786
                                                                              2008   1.230
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.421
                                                                              2013   1.241
                                                                              2012   1.130
                                                                              2011   1.172
                                                                              2010   1.045
                                                                              2009   0.807
                                                                              2008   1.190
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.840
                                                                              2016   2.482
                                                                              2015   2.691
                                                                              2014   2.381
                                                                              2013   1.822
                                                                              2012   1.670
                                                                              2011   1.801
                                                                              2010   1.551
                                                                              2009   1.258
                                                                              2008   1.928
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.447
                                                                              2016   3.308
                                                                              2015   3.215
                                                                              2014   2.501
                                                                              2013   2.501
                                                                              2012   2.189
                                                                              2011   2.025
                                                                              2010   1.600
                                                                              2009   1.235
                                                                              2008   2.035



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 1.447                      --
                                                                              1.430               4,145,668
                                                                              1.218               5,042,778
                                                                              1.105               5,387,864
                                                                              1.161               5,688,750
                                                                              1.027               5,750,319
                                                                              0.786               6,942,526
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 1.439                      --
                                                                              1.421               5,095,981
                                                                              1.241               7,336,704
                                                                              1.130               7,797,111
                                                                              1.172               9,063,688
                                                                              1.045              11,902,467
                                                                              0.807              15,700,518
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 3.156                 439,220
                                                                              2.840                 506,935
                                                                              2.482                 657,614
                                                                              2.691                 887,845
                                                                              2.381               1,017,811
                                                                              1.822               1,275,134
                                                                              1.670               1,644,377
                                                                              1.801               1,925,836
                                                                              1.551               2,087,828
                                                                              1.258               3,000,107
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 3.506                 361,037
                                                                              3.447                 451,832
                                                                              3.308                 549,523
                                                                              3.215                 721,711
                                                                              2.501               1,061,571
                                                                              2.501               1,357,583
                                                                              2.189               1,510,689
                                                                              2.025               1,739,293
                                                                              1.600               1,923,485
                                                                              1.235               1,900,438



                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.099
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.441
                                                                                       2016   1.302
                                                                                       2015   1.397
                                                                                       2014   1.392
                                                                                       2013   1.310
                                                                                       2012   1.158
                                                                                       2011   1.164
                                                                                       2010   1.111
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   0.807
                                                                                       2016   0.745
                                                                                       2015   0.890
                                                                                       2014   0.945
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.594
                                                                                       2008   1.068
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.491
                                                                                       2016   1.309
                                                                                       2015   1.433
                                                                                       2014   1.359



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 1.082           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 1.509           --
                                                                                       1.441           --
                                                                                       1.302           --
                                                                                       1.397           --
                                                                                       1.392           --
                                                                                       1.310           --
                                                                                       1.158           --
                                                                                       1.164           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 1.006           --
                                                                                       0.807           --
                                                                                       0.745           --
                                                                                       0.890           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 0.562           --
                                                                                       0.594           --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 1.710           --
                                                                                       1.491           --
                                                                                       1.309           --
                                                                                       1.433           --

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07).......... 2017   0.963           1.199           --
                                                                           2016   1.000           0.963           --
                                                                           2015   1.048           1.000           --
                                                                           2014   1.160           1.048           --
                                                                           2013   1.001           1.160           --
                                                                           2012   0.883           1.001           --
                                                                           2011   1.018           0.883           --
                                                                           2010   0.941           1.018           --
                                                                           2009   0.736           0.941           --
                                                                           2008   1.315           0.736           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   0.910           0.983           --
                                                                           2012   0.890           0.910           --
                                                                           2011   0.968           0.890           --
                                                                           2010   0.811           0.968           --
                                                                           2009   0.610           0.811           --
                                                                           2008   0.975           0.610           --
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2012   0.828           0.927           --
                                                                           2011   0.864           0.828           --
                                                                           2010   0.813           0.864           --
                                                                           2009   0.582           0.813           --
                                                                           2008   1.109           0.582           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.199           1.593           --
                                                                           2016   1.231           1.199           --
                                                                           2015   1.220           1.231           --
                                                                           2014   1.229           1.220           --
                                                                           2013   0.995           1.229           --
                                                                           2012   0.846           0.995           --
                                                                           2011   0.951           0.846           --
                                                                           2010   0.844           0.951           --
                                                                           2009   0.622           0.844           --
                                                                           2008   1.077           0.622           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2017   1.258           1.278           --
                                                                           2016   1.263           1.258           --
                                                                           2015   1.300           1.263           --
                                                                           2014   1.284           1.300           --
                                                                           2013   1.348           1.284           --
                                                                           2012   1.270           1.348           --
                                                                           2011   1.287           1.270           --
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2017   1.303           1.303           --
                                                                           2016   1.301           1.303           --
                                                                           2015   1.343           1.301           --
                                                                           2014   1.246           1.343           --
                                                                           2013   0.967           1.246           --
                                                                           2012   0.902           0.967           --
                                                                           2011   1.034           0.902           --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2017   1.346           1.346           --
                                                                           2016   1.320           1.346           --
                                                                           2015   1.379           1.320           --
                                                                           2014   1.359           1.379           --
                                                                           2013   1.379           1.359           --
                                                                           2012   1.274           1.379           --
                                                                           2011   1.268           1.274           --
                                                                           2010   1.165           1.268           --
                                                                           2009   0.961           1.165           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.425           1.620           --
                                                                           2016   1.264           1.425           --
                                                                           2015   1.348           1.264           --
                                                                           2014   1.246           1.348           --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.129           1.467           --
                                                                           2016   1.163           1.129           --
                                                                           2015   1.128           1.163           --
                                                                           2014   1.068           1.128           --
                                                                           2013   0.820           1.068           --
                                                                           2012   0.740           0.820           --
                                                                           2011   0.837           0.740           --
                                                                           2010   0.720           0.837           --
                                                                           2009   0.578           0.720           --

               PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2017   0.829
                                                                             2016   0.850
                                                                             2015   0.875
                                                                             2014   0.901
                                                                             2013   0.927
                                                                             2012   0.955
                                                                             2011   0.983
                                                                             2010   1.012
                                                                             2009   1.037
                                                                             2008   1.038
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)......... 2017   1.221
                                                                             2016   1.173
                                                                             2015   1.223
                                                                             2014   1.193
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)......... 2017   1.210
                                                                             2016   1.152
                                                                             2015   1.206
                                                                             2014   1.170
 BHFTII Jennison Growth Subaccount (Class B) (4/12)......................... 2017   1.286
                                                                             2016   1.325
                                                                             2015   1.234
                                                                             2014   1.169
                                                                             2013   0.880
                                                                             2012   0.920
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/07)..................... 2017   1.324
                                                                             2016   1.251
                                                                             2015   1.293
                                                                             2014   1.228
                                                                             2013   1.065
                                                                             2012   0.985
                                                                             2011   0.993
                                                                             2010   0.931
                                                                             2009   0.810
                                                                             2008   1.074
 BHFTII MFS(R) Value Subaccount (Class B) (4/14)............................ 2017   1.286
                                                                             2016   1.160
                                                                             2015   1.199
                                                                             2014   1.112
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)................ 2017   1.328
                                                                             2016   1.155
                                                                             2015   1.184
                                                                             2014   1.223
                                                                             2013   0.989
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2017   1.555
                                                                             2016   1.380
                                                                             2015   1.474
                                                                             2014   1.396
                                                                             2013   1.108
                                                                             2012   1.019
                                                                             2011   0.989
                                                                             2010   0.844
                                                                             2009   0.741
                                                                             2008   1.046
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2017   1.384
                                                                             2016   1.367
                                                                             2015   1.446
                                                                             2014   1.385
                                                                             2013   1.032
                                                                             2012   0.959
                                                                             2011   1.037
                                                                             2010   0.836
                                                                             2009   0.600
                                                                             2008   1.074



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 0.812                    --
                                                                             0.829                    --
                                                                             0.850                    --
                                                                             0.875                    --
                                                                             0.901                    --
                                                                             0.927                    --
                                                                             0.955                    --
                                                                             0.983                    --
                                                                             1.012                    --
                                                                             1.037                    --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)......... 1.361                    --
                                                                             1.221                    --
                                                                             1.173                    --
                                                                             1.223                    --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)......... 1.401                44,038
                                                                             1.210                94,965
                                                                             1.152                95,131
                                                                             1.206                95,303
 BHFTII Jennison Growth Subaccount (Class B) (4/12)......................... 1.711                    --
                                                                             1.286                    --
                                                                             1.325                    --
                                                                             1.234                    --
                                                                             1.169                    --
                                                                             0.880                    --
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/07)..................... 1.443                    --
                                                                             1.324                    --
                                                                             1.251                    --
                                                                             1.293                    --
                                                                             1.228                    --
                                                                             1.065                    --
                                                                             0.985                    --
                                                                             0.993                    --
                                                                             0.931                    --
                                                                             0.810                    --
 BHFTII MFS(R) Value Subaccount (Class B) (4/14)............................ 1.469                    --
                                                                             1.286                    --
                                                                             1.160                    --
                                                                             1.199                    --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)................ 1.490                    --
                                                                             1.328                    --
                                                                             1.155                    --
                                                                             1.184                    --
                                                                             1.223                    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 1.822                    --
                                                                             1.555                    --
                                                                             1.380                    --
                                                                             1.474                    --
                                                                             1.396                    --
                                                                             1.108                    --
                                                                             1.019                    --
                                                                             0.989                    --
                                                                             0.844                    --
                                                                             0.741                    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 1.632                    --
                                                                             1.384                    --
                                                                             1.367                    --
                                                                             1.446                    --
                                                                             1.385                    --
                                                                             1.032                    --
                                                                             0.959                    --
                                                                             1.037                    --
                                                                             0.836                    --
                                                                             0.600                    --

                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.003
                                                                                   2016   0.964
                                                                                   2015   1.061
                                                                                   2014   1.229
                                                                                   2013   1.029
                                                                                   2012   0.896
                                                                                   2011   1.032
                                                                                   2010   0.980
                                                                                   2009   0.736
                                                                                   2008   1.271
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   1.620
                                                                                   2016   1.653
                                                                                   2015   1.735
                                                                                   2014   1.487
                                                                                   2013   1.039
                                                                                   2012   0.903
                                                                                   2011   0.910
                                                                                   2010   0.751
                                                                                   2009   0.576
                                                                                   2008   0.998
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.243
                                                                                   2013   0.968
                                                                                   2012   0.867
                                                                                   2011   0.952
                                                                                   2010   0.840
                                                                                   2009   0.668
                                                                                   2008   1.085
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.433
                                                                                   2016   1.285
                                                                                   2015   1.384
                                                                                   2014   1.256
                                                                                   2013   1.029
                                                                                   2012   0.928
                                                                                   2011   0.887
                                                                                   2010   0.815
                                                                                   2009   0.684
                                                                                   2008   1.082
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.265
                                                                                   2010   1.195
                                                                                   2009   1.049
                                                                                   2008   1.089
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.116
                                                                                   2013   0.893
                                                                                   2012   0.832
                                                                                   2011   0.889
                                                                                   2010   0.837
                                                                                   2009   0.745
                                                                                   2008   1.137
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   0.973
                                                                                   2010   0.866
                                                                                   2009   0.713
                                                                                   2008   1.119
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.680
                                                                                   2008   1.065
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.040
                                                                                   2009   0.669
                                                                                   2008   1.070
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.639
                                                                                   2008   1.093
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.544
                                                                                   2008   1.100
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   0.657
                                                                                   2008   1.234
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.618
                                                                                   2008   1.031



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 1.137           --
                                                                                   1.003           --
                                                                                   0.964           --
                                                                                   1.061           --
                                                                                   1.229           --
                                                                                   1.029           --
                                                                                   0.896           --
                                                                                   1.032           --
                                                                                   0.980           --
                                                                                   0.736           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 1.826           --
                                                                                   1.620           --
                                                                                   1.653           --
                                                                                   1.735           --
                                                                                   1.487           --
                                                                                   1.039           --
                                                                                   0.903           --
                                                                                   0.910           --
                                                                                   0.751           --
                                                                                   0.576           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 1.245           --
                                                                                   1.243           --
                                                                                   0.968           --
                                                                                   0.867           --
                                                                                   0.952           --
                                                                                   0.840           --
                                                                                   0.668           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 1.657           --
                                                                                   1.433           --
                                                                                   1.285           --
                                                                                   1.384           --
                                                                                   1.256           --
                                                                                   1.029           --
                                                                                   0.928           --
                                                                                   0.887           --
                                                                                   0.815           --
                                                                                   0.684           --
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 1.287           --
                                                                                   1.265           --
                                                                                   1.195           --
                                                                                   1.049           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 1.107           --
                                                                                   1.116           --
                                                                                   0.893           --
                                                                                   0.832           --
                                                                                   0.889           --
                                                                                   0.837           --
                                                                                   0.745           --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 1.036           --
                                                                                   0.973           --
                                                                                   0.866           --
                                                                                   0.713           --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 0.675           --
                                                                                   0.680           --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 1.110           --
                                                                                   1.040           --
                                                                                   0.669           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 0.609           --
                                                                                   0.639           --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 0.571           --
                                                                                   0.544           --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 0.598           --
                                                                                   0.657           --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 0.634           --
                                                                                   0.618           --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.561
                                                                              2008   0.933
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   0.909
                                                                              2008   1.060
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   0.960
                                                                              2013   1.010
                                                                              2012   0.932
                                                                              2011   1.256
                                                                              2010   1.118
                                                                              2009   0.661
                                                                              2008   1.633
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.335
                                                                              2013   1.066
                                                                              2012   0.999
                                                                              2011   0.972
                                                                              2010   0.839
                                                                              2009   0.758
                                                                              2008   1.123
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.167
                                                                              2013   1.007
                                                                              2012   0.927
                                                                              2011   0.986
                                                                              2010   0.885
                                                                              2009   0.686
                                                                              2008   1.089
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.185
                                                                              2013   1.049
                                                                              2012   0.968
                                                                              2011   1.018
                                                                              2010   0.920
                                                                              2009   0.720
                                                                              2008   1.076
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   1.419
                                                                              2016   1.257
                                                                              2015   1.382
                                                                              2014   1.239
                                                                              2013   0.961
                                                                              2012   0.893
                                                                              2011   0.976
                                                                              2010   0.852
                                                                              2009   0.700
                                                                              2008   1.088
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   1.467
                                                                              2016   1.427
                                                                              2015   1.406
                                                                              2014   1.108
                                                                              2013   1.124
                                                                              2012   0.997
                                                                              2011   0.935
                                                                              2010   0.748
                                                                              2009   0.586
                                                                              2008   0.978



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 0.533                     --
                                                                              0.561                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 0.958                     --
                                                                              0.909                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 0.941                     --
                                                                              0.960                     --
                                                                              1.010                     --
                                                                              0.932                     --
                                                                              1.256                     --
                                                                              1.118                     --
                                                                              0.661                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 1.358                     --
                                                                              1.335                     --
                                                                              1.066                     --
                                                                              0.999                     --
                                                                              0.972                     --
                                                                              0.839                     --
                                                                              0.758                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 1.176                     --
                                                                              1.167                 95,067
                                                                              1.007                 95,251
                                                                              0.927                350,066
                                                                              0.986                346,157
                                                                              0.885                341,559
                                                                              0.686                341,852
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 1.195                     --
                                                                              1.185                     --
                                                                              1.049                     --
                                                                              0.968                 67,162
                                                                              1.018                 67,162
                                                                              0.920                 67,162
                                                                              0.720                 67,162
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 1.556                     --
                                                                              1.419                     --
                                                                              1.257                     --
                                                                              1.382                     --
                                                                              1.239                     --
                                                                              0.961                     --
                                                                              0.893                     --
                                                                              0.976                     --
                                                                              0.852                     --
                                                                              0.700                     --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 1.472                     --
                                                                              1.467                     --
                                                                              1.427                     --
                                                                              1.406                     --
                                                                              1.108                     --
                                                                              1.124                     --
                                                                              0.997                     --
                                                                              0.935                     --
                                                                              0.748                     --
                                                                              0.586                     --

Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(R) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 30, 2018 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


BLIC-Book-70-71-75

                        PORTFOLIO ARCHITECT PLUS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2018. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.29%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................    0.88%     0.25%            0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%            0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --             0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.02%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --             0.06%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.69%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.50%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --              0.80%
 American Funds Growth Fund.......................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund................   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........   --             0.67%       --              0.67%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.07%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................   --             1.24%     0.05%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --              0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%             0.81%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%             0.74%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --             0.99%     0.10%             0.89%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.95%     0.10%             0.85%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.97%     0.01%             0.96%
 PIMCO Total Return Portfolio -- Class B..........   --             0.81%     0.03%             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%             0.81%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B.........................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.........................    0.35%       --           0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................    0.71%     0.10%          0.04%
 MetLife Stock Index Portfolio -- Class B......    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F......    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................    0.81%       --           0.04%
 Neuberger Berman Genesis Portfolio --
  Class B......................................    0.81%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.56%       --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --           0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.54%     0.25%          0.08%
 Dynamic Capital Appreciation Portfolio++......    0.54%     0.25%          0.18%
 Mid Cap Portfolio.............................    0.54%     0.25%          0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund....................    0.77%     0.25%          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --           0.04%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.69%       --           0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................    0.70%       --           0.10%
 ClearBridge Variable Large Cap Value
  Portfolio....................................    0.65%       --           0.06%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................   --             0.74%     0.03%           0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B.........................   --             0.93%     0.09%           0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.........................   --             0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B......................... 0.57%            0.94%     0.02%           0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B......................... 0.59%            0.90%       --            0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B......................... 0.61%            0.91%       --            0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B......................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.54%       --            0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................   --             0.85%     0.02%           0.83%
 MetLife Stock Index Portfolio -- Class B......   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F......   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A.............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................   --             0.85%     0.01%           0.84%
 Neuberger Berman Genesis Portfolio --
  Class B......................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.05%           0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%           0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.87%       --            0.87%
 Dynamic Capital Appreciation Portfolio++......   --             0.97%       --            0.97%
 Mid Cap Portfolio.............................   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.................... 0.02%            1.09%     0.01%           1.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.79%       --            0.79%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.74%       --            0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................   --             0.80%       --            0.80%
 ClearBridge Variable Large Cap Value
  Portfolio....................................   --             0.71%       --            0.71%

                                                     DISTRIBUTION
                                                        AND/OR
                                        MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                             FEE      (12B-1) FEES   EXPENSES
-------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Small Cap Growth
  Portfolio...........................    0.75%          --          0.07%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.......................    0.65%          --          0.64%



                                                         TOTAL       FEE WAIVER    NET TOTAL
                                          ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                          FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                         AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------- -------------- ----------- --------------- -----------
 ClearBridge Variable Small Cap Growth
  Portfolio...........................      --          0.82%       --              0.82%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.......................      --          1.29%     0.40%             0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                CompanySM
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 CompanySM
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  equity securities of mid-sized            Subadviser: Victory Capital
                                       companies.                                Management Inc.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse Asset Allocation 20            Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
Brighthouse Asset Allocation 40            Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Western Asset Management Strategic     Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of           Subadviser: Western Asset
 Class A                               capital.                                  Management Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --          consistent with preservation of capital   Subadviser: Western Asset
 Class A                               and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                     Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income     LLC
                                       is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2018, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $55,000 or 25% of pay for each participant in 2018.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03)............ 2017   3.006           3.891                 730,813
                                                                      2016   3.034           3.006                 842,418
                                                                      2015   2.882           3.034                 964,040
                                                                      2014   2.860           2.882               1,262,865
                                                                      2013   2.249           2.860               1,522,148
                                                                      2012   1.864           2.249               1,651,014
                                                                      2011   2.077           1.864               1,835,155
                                                                      2010   1.888           2.077               2,167,106
                                                                      2009   1.347           1.888               2,352,962
                                                                      2008   2.221           1.347               2,288,132
 American Funds Growth Subaccount (Class 2) (5/03)................... 2017   2.879           3.636               1,627,904
                                                                      2016   2.670           2.879               1,926,562
                                                                      2015   2.538           2.670               2,422,105
                                                                      2014   2.375           2.538               2,787,026
                                                                      2013   1.854           2.375               3,586,256
                                                                      2012   1.598           1.854               4,096,017
                                                                      2011   1.695           1.598               4,756,491
                                                                      2010   1.451           1.695               5,580,432
                                                                      2009   1.057           1.451               5,944,451
                                                                      2008   1.916           1.057               6,693,397
 American Funds Growth-Income Subaccount (Class 2) (5/03)............ 2017   2.544           3.065               1,453,578
                                                                      2016   2.317           2.544               1,919,379
                                                                      2015   2.319           2.317               2,322,870
                                                                      2014   2.129           2.319               2,778,140
                                                                      2013   1.619           2.129               3,540,649
                                                                      2012   1.400           1.619               3,644,182
                                                                      2011   1.449           1.400               3,933,709
                                                                      2010   1.320           1.449               4,543,209
                                                                      2009   1.022           1.320               4,959,495
                                                                      2008   1.670           1.022               5,249,811
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.792           1.728                      --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06).............. 2017   2.264           2.412                 677,064
                                                                      2016   2.010           2.264                 980,386
                                                                      2015   2.119           2.010               1,256,028
                                                                      2014   2.079           2.119               1,590,346
                                                                      2013   1.921           2.079               1,837,367
                                                                      2012   1.669           1.921               2,108,914
                                                                      2011   1.652           1.669               2,045,855
                                                                      2010   1.443           1.652               2,427,522
                                                                      2009   0.995           1.443               2,321,643
                                                                      2008   1.331           0.995               2,625,270

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.354
                                                                                       2016   1.261
                                                                                       2015   1.307
                                                                                       2014   1.264
                                                                                       2013   0.991
                                                                                       2012   0.862
                                                                                       2011   1.008
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2017   1.633
                                                                                       2016   1.264
                                                                                       2015   1.357
                                                                                       2014   1.355
                                                                                       2013   1.039
                                                                                       2012   0.894
                                                                                       2011   0.998
                                                                                       2010   0.845
                                                                                       2009   0.679
                                                                                       2008   0.983
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.317
                                                                                       2016   2.111
                                                                                       2015   2.487
                                                                                       2014   2.702
                                                                                       2013   2.888
                                                                                       2012   2.467
                                                                                       2011   3.082
                                                                                       2010   2.532
                                                                                       2009   1.522
                                                                                       2008   3.321
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.901
                                                                                       2008   1.596
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.475
                                                                                       2016   2.321
                                                                                       2015   2.257
                                                                                       2014   2.017
                                                                                       2013   1.527
                                                                                       2012   1.366
                                                                                       2011   1.385
                                                                                       2010   1.249
                                                                                       2009   1.064
                                                                                       2008   1.724
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.153
                                                                                       2016   1.158
                                                                                       2015   1.190
                                                                                       2014   1.063
                                                                                       2013   1.041
                                                                                       2012   0.837
                                                                                       2011   0.897
                                                                                       2010   0.784
                                                                                       2009   0.589
                                                                                       2008   1.024
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.657
                                                                                       2013   2.090
                                                                                       2012   1.728
                                                                                       2011   1.894
                                                                                       2010   1.754
                                                                                       2009   1.244
                                                                                       2008   2.172
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.983
                                                                                       2016   2.941
                                                                                       2015   3.106
                                                                                       2014   2.759
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.569
                                                                                       2016   2.406
                                                                                       2015   2.554
                                                                                       2014   2.745
                                                                                       2013   2.131
                                                                                       2012   1.672
                                                                                       2011   1.974
                                                                                       2010   1.719
                                                                                       2009   1.123
                                                                                       2008   1.924



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.638                 141,919
                                                                                       1.354                 137,987
                                                                                       1.261                 164,553
                                                                                       1.307                 256,206
                                                                                       1.264                 165,770
                                                                                       0.991                 451,068
                                                                                       0.862                 256,023
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 1.796               1,445,066
                                                                                       1.633               2,244,185
                                                                                       1.264               2,633,471
                                                                                       1.357               3,087,158
                                                                                       1.355               3,705,543
                                                                                       1.039               4,206,916
                                                                                       0.894               4,778,084
                                                                                       0.998               5,754,121
                                                                                       0.845               6,317,567
                                                                                       0.679               6,812,980
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2.928                 669,285
                                                                                       2.317               1,050,676
                                                                                       2.111               1,164,762
                                                                                       2.487               1,280,008
                                                                                       2.702                 713,302
                                                                                       2.888                 820,574
                                                                                       2.467                 969,247
                                                                                       3.082               1,193,268
                                                                                       2.532               1,264,697
                                                                                       1.522               1,263,528
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.857                      --
                                                                                       0.901                 460,686
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.971                 108,722
                                                                                       2.475                 136,191
                                                                                       2.321                 231,604
                                                                                       2.257                 280,146
                                                                                       2.017                 406,202
                                                                                       1.527                 298,428
                                                                                       1.366                 409,260
                                                                                       1.385                 384,716
                                                                                       1.249                 421,636
                                                                                       1.064                 547,331
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.260                 990,129
                                                                                       1.153               1,412,030
                                                                                       1.158               1,629,263
                                                                                       1.190               1,933,854
                                                                                       1.063               2,280,435
                                                                                       1.041               2,655,639
                                                                                       0.837               2,994,566
                                                                                       0.897               3,461,895
                                                                                       0.784               3,954,412
                                                                                       0.589               4,196,181
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.767                      --
                                                                                       2.657               1,050,387
                                                                                       2.090               1,137,101
                                                                                       1.728               1,179,476
                                                                                       1.894               1,458,314
                                                                                       1.754               1,598,666
                                                                                       1.244               1,575,078
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 3.486                 571,590
                                                                                       2.983                 736,661
                                                                                       2.941                 886,018
                                                                                       3.106               1,028,442
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 3.308                 205,434
                                                                                       2.569                 250,069
                                                                                       2.406                 284,929
                                                                                       2.554                 347,482
                                                                                       2.745                 554,492
                                                                                       2.131                 543,069
                                                                                       1.672                 567,794
                                                                                       1.974                 617,080
                                                                                       1.719                 662,726
                                                                                       1.123                 708,406

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2017   2.553
                                                                             2016   2.211
                                                                             2015   2.388
                                                                             2014   2.219
                                                                             2013   1.664
                                                                             2012   1.426
                                                                             2011   1.470
                                                                             2010   1.300
                                                                             2009   1.041
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2017   2.475
                                                                             2016   2.250
                                                                             2015   2.318
                                                                             2014   2.176
                                                                             2013   1.573
                                                                             2012   1.348
                                                                             2011   1.381
                                                                             2010   1.109
                                                                             2009   0.839
                                                                             2008   1.388
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2017   2.335
                                                                             2016   1.812
                                                                             2015   1.984
                                                                             2014   1.926
                                                                             2013   1.468
                                                                             2012   1.289
                                                                             2011   1.456
                                                                             2010   1.237
                                                                             2009   0.974
                                                                             2008   1.322
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913
                                                                             2008   1.240
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2017   2.116
                                                                             2016   2.054
                                                                             2015   2.126
                                                                             2014   2.054
                                                                             2013   1.928
                                                                             2012   1.731
                                                                             2011   1.677
                                                                             2010   1.505
                                                                             2009   1.114
                                                                             2008   1.387
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 2017   1.924
                                                                             2016   1.972
                                                                             2015   2.039
                                                                             2014   2.225
                                                                             2013   1.895
                                                                             2012   1.649
                                                                             2011   1.876
                                                                             2010   1.710
                                                                             2009   1.320
                                                                             2008   2.326
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   1.736
                                                                             2012   1.670
                                                                             2011   1.788
                                                                             2010   1.473
                                                                             2009   1.091
                                                                             2008   1.724
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07).............................. 2013   1.078
                                                                             2012   1.040
                                                                             2011   1.115
                                                                             2010   0.922
                                                                             2009   0.685
                                                                             2008   1.127



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2.967               1,172,202
                                                                             2.553               1,364,626
                                                                             2.211               1,704,669
                                                                             2.388               2,181,931
                                                                             2.219                 709,571
                                                                             1.664                 779,586
                                                                             1.426                 933,018
                                                                             1.470               1,142,490
                                                                             1.300               1,256,330
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 3.061                  69,512
                                                                             2.475                  75,964
                                                                             2.250                  89,198
                                                                             2.318                  86,452
                                                                             2.176                 213,645
                                                                             1.573                  95,524
                                                                             1.348                  95,666
                                                                             1.381                  68,053
                                                                             1.109                  68,769
                                                                             0.839                  73,474
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2.382                  89,062
                                                                             2.335                  48,757
                                                                             1.812                  29,917
                                                                             1.984                  62,575
                                                                             1.926                 138,175
                                                                             1.468                 158,425
                                                                             1.289                 135,565
                                                                             1.456                 128,696
                                                                             1.237                  80,496
                                                                             0.974                 140,498
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.903                      --
                                                                             0.913                 847,504
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.116                      --
                                                                             2.116                      --
                                                                             2.054                 397,002
                                                                             2.126                 534,621
                                                                             2.054                 689,075
                                                                             1.928                 716,868
                                                                             1.731                 644,745
                                                                             1.677                 705,031
                                                                             1.505                 662,082
                                                                             1.114                 716,059
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 2.428                 477,139
                                                                             1.924                 534,835
                                                                             1.972                 604,898
                                                                             2.039                 825,891
                                                                             2.225               1,304,709
                                                                             1.895               1,599,937
                                                                             1.649               1,791,610
                                                                             1.876               1,929,042
                                                                             1.710               2,172,868
                                                                             1.320               1,489,970
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.882                      --
                                                                             1.736                 783,059
                                                                             1.670                 901,142
                                                                             1.788                 965,061
                                                                             1.473               1,000,719
                                                                             1.091               1,087,114
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.168                      --
                                                                             1.078               3,042,023
                                                                             1.040               3,337,591
                                                                             1.115               3,716,664
                                                                             0.922               3,990,754
                                                                             0.685               2,711,797

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2017   1.384           1.863               1,571,245
                                                                          2016   1.402           1.384               1,821,308
                                                                          2015   1.370           1.402               2,113,149
                                                                          2014   1.362           1.370               2,285,732
                                                                          2013   1.088           1.362               2,628,162
                                                                          2012   0.912           1.088               3,227,875
                                                                          2011   1.012           0.912               3,621,330
                                                                          2010   0.886           1.012               4,064,418
                                                                          2009   0.644           0.886               4,403,792
                                                                          2008   1.100           0.644               4,832,675
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.473           1.506               1,116,788
                                                                          2016   1.422           1.473               1,397,044
                                                                          2015   1.488           1.422               1,517,490
                                                                          2014   1.465           1.488               1,671,353
                                                                          2013   1.634           1.465               1,957,555
                                                                          2012   1.518           1.634               2,720,268
                                                                          2011   1.383           1.518               3,119,858
                                                                          2010   1.301           1.383               3,080,081
                                                                          2009   1.116           1.301               2,972,107
                                                                          2008   1.214           1.116               3,355,786
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.580           1.626               2,833,169
                                                                          2016   1.564           1.580               3,518,206
                                                                          2015   1.588           1.564               4,038,435
                                                                          2014   1.548           1.588               4,906,754
                                                                          2013   1.603           1.548               6,433,826
                                                                          2012   1.490           1.603               8,842,108
                                                                          2011   1.467           1.490               9,215,698
                                                                          2010   1.377           1.467               6,092,638
                                                                          2009   1.235           1.377               5,847,652
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.156           2.156                      --
                                                                          2016   2.143           2.156                      --
                                                                          2015   2.175           2.143                  66,831
                                                                          2014   1.987           2.175                  56,592
                                                                          2013   1.517           1.987                  70,392
                                                                          2012   1.393           1.517                  66,253
                                                                          2011   1.482           1.393                  81,995
                                                                          2010   1.295           1.482                  90,198
                                                                          2009   1.062           1.295                 167,716
                                                                          2008   1.606           1.062                 176,165
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.782           1.782                      --
                                                                          2016   1.739           1.782                      --
                                                                          2015   1.789           1.739                 612,365
                                                                          2014   1.737           1.789                 950,732
                                                                          2013   1.737           1.737               1,132,137
                                                                          2012   1.581           1.737               1,319,025
                                                                          2011   1.549           1.581               1,343,999
                                                                          2010   1.403           1.549               1,327,183
                                                                          2009   1.071           1.403               1,350,479
                                                                          2008   1.218           1.071               1,513,676
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.905           1.991                      --
                                                                          2012   1.726           1.905                 215,738
                                                                          2011   2.135           1.726                 273,666
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.626           1.872               1,097,252
                                                                          2016   1.424           1.626               1,354,691
                                                                          2015   1.500           1.424               1,979,055
                                                                          2014   1.345           1.500               2,426,569
                                                                          2013   1.021           1.345               2,784,433
                                                                          2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.104           0.693               4,074,877
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.460           2.836                 265,566
                                                                          2016   2.153           2.460                 267,745
                                                                          2015   2.265           2.153                 364,191
                                                                          2014   2.076           2.265                 450,145

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)            UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2017   1.490           1.606                 493,423
                                                                           2016   1.310           1.490                 625,488
                                                                           2015   1.462           1.310                 693,717
                                                                           2014   1.354           1.462                 928,816
                                                                           2013   1.056           1.354               1,267,280
                                                                           2012   0.935           1.056               1,504,700
                                                                           2011   0.986           0.935               1,788,746
                                                                           2010   0.798           0.986               2,088,736
                                                                           2009   0.640           0.798               2,285,415
                                                                           2008   1.062           0.640               2,503,960
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.401           1.437                 644,894
                                                                           2016   1.380           1.401                 680,465
                                                                           2015   1.393           1.380                 830,958
                                                                           2014   1.322           1.393               1,035,758
                                                                           2013   1.353           1.322               1,199,794
                                                                           2012   1.277           1.353               1,675,688
                                                                           2011   1.217           1.277               1,996,059
                                                                           2010   1.141           1.217               2,150,699
                                                                           2009   1.059           1.141               2,028,649
                                                                           2008   1.114           1.059               2,336,733
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.823           2.404                 481,482
                                                                           2016   1.849           1.823                 574,742
                                                                           2015   1.767           1.849                 701,812
                                                                           2014   1.648           1.767                 720,213
                                                                           2013   1.247           1.648                 811,759
                                                                           2012   1.108           1.247                 876,805
                                                                           2011   1.235           1.108                 917,166
                                                                           2010   1.047           1.235               1,229,652
                                                                           2009   0.831           1.047               1,138,143
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.964           0.958               2,788,438
                                                                           2016   0.976           0.964               4,180,229
                                                                           2015   0.991           0.976               5,330,472
                                                                           2014   1.007           0.991               7,232,861
                                                                           2013   1.022           1.007              10,018,131
                                                                           2012   1.038           1.022              12,543,678
                                                                           2011   1.055           1.038              13,039,890
                                                                           2010   1.071           1.055              14,271,296
                                                                           2009   1.083           1.071              16,182,132
                                                                           2008   1.069           1.083              23,360,395
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.367           1.439                 480,864
                                                                           2016   1.328           1.367                 571,519
                                                                           2015   1.357           1.328                 628,997
                                                                           2014   1.319           1.357                 934,009
                                                                           2013   1.284           1.319               1,074,480
                                                                           2012   1.195           1.284               2,308,137
                                                                           2011   1.175           1.195               1,976,282
                                                                           2010   1.085           1.175               1,564,637
                                                                           2009   0.914           1.085               1,143,234
                                                                           2008   1.084           0.914                 665,471
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.402           1.527               1,932,784
                                                                           2016   1.342           1.402               2,929,766
                                                                           2015   1.378           1.342               2,710,263
                                                                           2014   1.333           1.378               2,381,861
                                                                           2013   1.221           1.333               2,189,635
                                                                           2012   1.112           1.221               2,295,264
                                                                           2011   1.118           1.112               2,610,615
                                                                           2010   1.018           1.118               1,615,515
                                                                           2009   0.836           1.018               1,163,679
                                                                           2008   1.083           0.836                 972,194
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.410           1.593               4,393,347
                                                                           2016   1.337           1.410               4,817,959
                                                                           2015   1.375           1.337               6,260,332
                                                                           2014   1.330           1.375               6,884,412
                                                                           2013   1.145           1.330               1,752,324
                                                                           2012   1.027           1.145               1,388,838
                                                                           2011   1.057           1.027               1,105,341
                                                                           2010   0.949           1.057               1,263,812
                                                                           2009   0.761           0.949               1,174,022
                                                                           2008   1.084           0.761               1,078,720

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 2017   1.398
                                                                                 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.309
                                                                                 2013   1.070
                                                                                 2012   0.942
                                                                                 2011   0.994
                                                                                 2010   0.880
                                                                                 2009   0.692
                                                                                 2008   1.084
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2017   1.786
                                                                                 2016   1.695
                                                                                 2015   1.679
                                                                                 2014   1.542
                                                                                 2013   1.299
                                                                                 2012   1.174
                                                                                 2011   1.148
                                                                                 2010   1.064
                                                                                 2009   0.917
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2017   2.040
                                                                                 2016   1.930
                                                                                 2015   1.914
                                                                                 2014   1.757
                                                                                 2013   1.335
                                                                                 2012   1.201
                                                                                 2011   1.271
                                                                                 2010   1.153
                                                                                 2009   0.887
                                                                                 2008   1.436
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.775
                                                                                 2008   1.427
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 2013   1.295
                                                                                 2012   1.137
                                                                                 2011   1.232
                                                                                 2010   1.093
                                                                                 2009   0.912
                                                                                 2008   1.519
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2017   2.487
                                                                                 2016   2.398
                                                                                 2015   2.370
                                                                                 2014   2.167
                                                                                 2013   1.660
                                                                                 2012   1.520
                                                                                 2011   1.594
                                                                                 2010   1.406
                                                                                 2009   0.957
                                                                                 2008   1.791
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 2011   0.933
                                                                                 2010   0.819
                                                                                 2009   0.632
                                                                                 2008   1.078
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)......................... 2017   1.822
                                                                                 2016   1.661
                                                                                 2015   1.672
                                                                                 2014   1.501
                                                                                 2013   1.158
                                                                                 2012   1.019
                                                                                 2011   1.018
                                                                                 2010   0.903
                                                                                 2009   0.734



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 1.640               4,763,215
                                                                                 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655
                                                                                 1.309               1,121,557
                                                                                 1.070               1,471,175
                                                                                 0.942               1,915,865
                                                                                 0.994               1,967,566
                                                                                 0.880               1,585,058
                                                                                 0.692               1,679,645
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2.025                 472,886
                                                                                 1.786                 344,598
                                                                                 1.695                 455,065
                                                                                 1.679                 489,346
                                                                                 1.542                 594,471
                                                                                 1.299                 613,548
                                                                                 1.174                 718,793
                                                                                 1.148                 761,158
                                                                                 1.064                 695,103
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.391                 277,639
                                                                                 2.040                 331,699
                                                                                 1.930                 379,750
                                                                                 1.914                 424,337
                                                                                 1.757                 477,042
                                                                                 1.335                 460,964
                                                                                 1.201                 511,611
                                                                                 1.271                 527,774
                                                                                 1.153                 457,716
                                                                                 0.887                 475,963
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.809                      --
                                                                                 0.775                 840,879
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 1.425                      --
                                                                                 1.295                 798,370
                                                                                 1.137                 877,645
                                                                                 1.232               1,052,276
                                                                                 1.093               1,098,203
                                                                                 0.912               1,255,504
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 3.064                 205,094
                                                                                 2.487                 556,605
                                                                                 2.398                 570,683
                                                                                 2.370                 614,757
                                                                                 2.167                 625,816
                                                                                 1.660                 714,243
                                                                                 1.520                 839,857
                                                                                 1.594                 992,680
                                                                                 1.406               1,015,399
                                                                                 0.957               1,122,658
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 1.011                      --
                                                                                 0.933                 227,511
                                                                                 0.819                 221,096
                                                                                 0.632                 246,943
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)......................... 2.175               1,421,685
                                                                                 1.822               1,700,152
                                                                                 1.661               2,182,657
                                                                                 1.672               1,661,831
                                                                                 1.501               2,134,490
                                                                                 1.158               2,729,010
                                                                                 1.019               3,021,676
                                                                                 1.018               3,640,795
                                                                                 0.903               3,685,979

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2017   1.984
                                                                                    2016   1.849
                                                                                    2015   1.884
                                                                                    2014   1.765
                                                                                    2013   1.510
                                                                                    2012   1.377
                                                                                    2011   1.368
                                                                                    2010   1.265
                                                                                    2009   1.085
                                                                                    2008   1.419
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................... 2017   2.355
                                                                                    2016   2.091
                                                                                    2015   2.127
                                                                                    2014   1.950
                                                                                    2013   1.459
                                                                                    2012   1.270
                                                                                    2011   1.279
                                                                                    2010   1.166
                                                                                    2009   0.980
                                                                                    2008   1.475
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.698
                                                                                    2016   2.308
                                                                                    2015   2.331
                                                                                    2014   2.367
                                                                                    2013   1.895
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.660
                                                                                    2016   1.424
                                                                                    2015   1.441
                                                                                    2014   1.468
                                                                                    2013   1.177
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.920
                                                                                    2016   1.921
                                                                                    2015   1.765
                                                                                    2014   1.647
                                                                                    2013   1.206
                                                                                    2012   1.032
                                                                                    2011   1.062
                                                                                    2010   0.924
                                                                                    2009   0.656
                                                                                    2008   1.149
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.733
                                                                                    2016   2.489
                                                                                    2015   2.467
                                                                                    2014   2.350
                                                                                    2013   1.655
                                                                                    2012   1.451
                                                                                    2011   1.452
                                                                                    2010   1.095
                                                                                    2009   0.802
                                                                                    2008   1.220
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.214
                                                                                    2016   1.216
                                                                                    2015   1.226
                                                                                    2014   1.209
                                                                                    2013   1.235
                                                                                    2012   1.212
                                                                                    2011   1.165
                                                                                    2010   1.116
                                                                                    2009   1.085
                                                                                    2008   1.104
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.506
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.313



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2.192               1,411,676
                                                                                    1.984               1,827,057
                                                                                    1.849               2,042,549
                                                                                    1.884               2,352,140
                                                                                    1.765               2,948,393
                                                                                    1.510               3,334,163
                                                                                    1.377               3,495,956
                                                                                    1.368               3,870,686
                                                                                    1.265               4,132,338
                                                                                    1.085               5,153,401
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................... 2.737                 695,805
                                                                                    2.355                 841,823
                                                                                    2.091                 980,101
                                                                                    2.127               1,387,786
                                                                                    1.950               1,693,173
                                                                                    1.459               1,081,793
                                                                                    1.270               1,094,426
                                                                                    1.279               1,215,911
                                                                                    1.166               1,413,020
                                                                                    0.980               1,380,791
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 3.075                 195,014
                                                                                    2.698                 493,631
                                                                                    2.308                 534,038
                                                                                    2.331                 616,974
                                                                                    2.367                 695,022
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 1.888                 874,018
                                                                                    1.660                 988,487
                                                                                    1.424               1,186,325
                                                                                    1.441               1,742,472
                                                                                    1.468               2,660,872
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2.524                 247,029
                                                                                    1.920                 304,805
                                                                                    1.921                 320,590
                                                                                    1.765                 646,996
                                                                                    1.647                 668,474
                                                                                    1.206                 774,871
                                                                                    1.032                 816,568
                                                                                    1.062               1,010,584
                                                                                    0.924               1,247,569
                                                                                    0.656               1,477,950
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 3.297                 511,282
                                                                                    2.733                 550,477
                                                                                    2.489                 703,047
                                                                                    2.467               1,047,116
                                                                                    2.350               1,307,390
                                                                                    1.655               1,496,390
                                                                                    1.451               1,628,742
                                                                                    1.452               1,597,420
                                                                                    1.095               1,727,989
                                                                                    0.802               1,789,355
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.221               1,481,332
                                                                                    1.214                 969,392
                                                                                    1.216               1,042,825
                                                                                    1.226               1,254,505
                                                                                    1.209               1,174,260
                                                                                    1.235               1,375,985
                                                                                    1.212               1,550,633
                                                                                    1.165               1,893,020
                                                                                    1.116               1,876,916
                                                                                    1.085               2,138,366
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 1.442                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 1.239                      --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 2017   2.885
                                                                                      2016   2.720
                                                                                      2015   2.751
                                                                                      2014   2.502
                                                                                      2013   1.941
                                                                                      2012   1.697
                                                                                      2011   1.773
                                                                                      2010   1.540
                                                                                      2009   1.155
                                                                                      2008   2.046
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.550
                                                                                      2016   2.522
                                                                                      2015   2.536
                                                                                      2014   2.327
                                                                                      2013   1.710
                                                                                      2012   1.420
                                                                                      2011   1.484
                                                                                      2010   1.277
                                                                                      2009   0.955
                                                                                      2008   1.654
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.867
                                                                                      2016   3.509
                                                                                      2015   3.623
                                                                                      2014   3.470
                                                                                      2013   2.594
                                                                                      2012   2.300
                                                                                      2011   2.620
                                                                                      2010   2.070
                                                                                      2009   1.504
                                                                                      2008   2.529
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.645
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   2.053
                                                                                      2016   1.945
                                                                                      2015   2.113
                                                                                      2014   2.415
                                                                                      2013   1.994
                                                                                      2012   1.713
                                                                                      2011   1.947
                                                                                      2010   1.824
                                                                                      2009   1.352
                                                                                      2008   2.303
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.608
                                                                                      2009   1.300
                                                                                      2008   1.860
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.677
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   2.002
                                                                                      2010   1.634
                                                                                      2009   1.058
                                                                                      2008   1.918
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   3.007
                                                                                      2016   3.018
                                                                                      2015   3.119
                                                                                      2014   2.631
                                                                                      2013   1.808
                                                                                      2012   1.547
                                                                                      2011   1.533
                                                                                      2010   1.246
                                                                                      2009   0.940
                                                                                      2008   1.602



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 3.454                 743,557
                                                                                      2.885                 926,993
                                                                                      2.720               1,210,218
                                                                                      2.751               1,449,712
                                                                                      2.502               1,935,650
                                                                                      1.941               2,255,908
                                                                                      1.697               2,499,850
                                                                                      1.773               2,807,052
                                                                                      1.540               2,939,345
                                                                                      1.155               3,166,440
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 3.100                  17,302
                                                                                      2.550                  17,266
                                                                                      2.522                  20,214
                                                                                      2.536                  19,310
                                                                                      2.327                  36,951
                                                                                      1.710                  47,060
                                                                                      1.420                  50,593
                                                                                      1.484                  87,040
                                                                                      1.277                  95,172
                                                                                      0.955                 107,615
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 4.590                 915,226
                                                                                      3.867               1,318,649
                                                                                      3.509               1,519,349
                                                                                      3.623               1,651,540
                                                                                      3.470               1,916,711
                                                                                      2.594               2,163,462
                                                                                      2.300               2,507,619
                                                                                      2.620               2,992,345
                                                                                      2.070               3,164,191
                                                                                      1.504               3,504,066
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 3.316                      --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2.359                 714,632
                                                                                      2.053                 821,035
                                                                                      1.945                 883,751
                                                                                      2.113               1,179,642
                                                                                      2.415               1,440,660
                                                                                      1.994               1,714,677
                                                                                      1.713               2,083,263
                                                                                      1.947               2,300,173
                                                                                      1.824               2,629,076
                                                                                      1.352               2,896,518
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 1.631                      --
                                                                                      1.608                  87,500
                                                                                      1.300                  88,565
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 1.580                      --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2.143                      --
                                                                                      2.002                 299,819
                                                                                      1.634                 277,373
                                                                                      1.058                 228,946
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 3.443                 381,814
                                                                                      3.007                 392,903
                                                                                      3.018                 568,474
                                                                                      3.119                 720,126
                                                                                      2.631                 854,322
                                                                                      1.808                 860,218
                                                                                      1.547                 894,306
                                                                                      1.533               1,064,988
                                                                                      1.246               1,193,292
                                                                                      0.940               1,558,047

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2014   2.062
                                                                                 2013   1.584
                                                                                 2012   1.400
                                                                                 2011   1.515
                                                                                 2010   1.320
                                                                                 2009   1.036
                                                                                 2008   1.659
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.576
                                                                                 2016   2.383
                                                                                 2015   2.382
                                                                                 2014   2.180
                                                                                 2013   1.703
                                                                                 2012   1.492
                                                                                 2011   1.477
                                                                                 2010   1.332
                                                                                 2009   1.108
                                                                                 2008   1.591
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.695
                                                                                 2016   2.549
                                                                                 2015   2.358
                                                                                 2014   2.101
                                                                                 2013   1.548
                                                                                 2012   1.306
                                                                                 2011   1.335
                                                                                 2010   1.235
                                                                                 2009   0.881
                                                                                 2008   1.426
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.620
                                                                                 2016   2.355
                                                                                 2015   2.462
                                                                                 2014   2.238
                                                                                 2013   1.717
                                                                                 2012   1.497
                                                                                 2011   1.449
                                                                                 2010   1.344
                                                                                 2009   1.097
                                                                                 2008   1.730
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.479
                                                                                 2016   3.339
                                                                                 2015   3.547
                                                                                 2014   3.461
                                                                                 2013   2.390
                                                                                 2012   2.033
                                                                                 2011   2.036
                                                                                 2010   1.652
                                                                                 2009   1.175
                                                                                 2008   2.013
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.973
                                                                                 2008   1.581
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.990
                                                                                 2010   0.920
                                                                                 2009   0.796
                                                                                 2008   1.026
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.192
                                                                                 2008   1.155
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.536
                                                                                 2013   1.314
                                                                                 2012   1.206
                                                                                 2011   1.225
                                                                                 2010   1.109
                                                                                 2009   0.917
                                                                                 2008   1.245
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.038
                                                                                 2008   1.642



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2.073                      --
                                                                                 2.062                 510,010
                                                                                 1.584                 559,813
                                                                                 1.400                 621,136
                                                                                 1.515                 793,654
                                                                                 1.320                 960,678
                                                                                 1.036                 998,096
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 3.032                  67,987
                                                                                 2.576                 118,659
                                                                                 2.383                  92,524
                                                                                 2.382                 102,403
                                                                                 2.180                 105,876
                                                                                 1.703                 145,606
                                                                                 1.492                 148,945
                                                                                 1.477                 149,410
                                                                                 1.332                 178,737
                                                                                 1.108                 240,761
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 3.338                 144,614
                                                                                 2.695                 151,688
                                                                                 2.549                 218,604
                                                                                 2.358                 193,324
                                                                                 2.101                 139,946
                                                                                 1.548                 165,401
                                                                                 1.306                 227,136
                                                                                 1.335                 327,464
                                                                                 1.235                 301,414
                                                                                 0.881                 446,435
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2.962                  90,629
                                                                                 2.620                 142,041
                                                                                 2.355                 159,944
                                                                                 2.462                 170,476
                                                                                 2.238                 169,381
                                                                                 1.717                 231,826
                                                                                 1.497                 250,239
                                                                                 1.449                 208,693
                                                                                 1.344                 245,714
                                                                                 1.097                 296,399
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 4.257                 143,559
                                                                                 3.479                 194,061
                                                                                 3.339                 218,027
                                                                                 3.547                 275,899
                                                                                 3.461                 434,520
                                                                                 2.390                 418,923
                                                                                 2.033                 448,314
                                                                                 2.036                 467,388
                                                                                 1.652                 580,085
                                                                                 1.175                 590,987
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 0.947                      --
                                                                                 0.973               2,030,686
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 0.978                      --
                                                                                 0.990                 438,843
                                                                                 0.920                 430,668
                                                                                 0.796                 471,364
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 1.232                      --
                                                                                 1.192               5,724,472
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 1.653                 412,760
                                                                                 1.536                 403,053
                                                                                 1.314                 400,719
                                                                                 1.206                 407,169
                                                                                 1.225                 451,807
                                                                                 1.109                 550,276
                                                                                 0.917                 554,742
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 1.007                      --
                                                                                 1.038               1,401,595

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.841           0.862                    --
                                                                2008   1.501           0.841                43,526



PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%                        UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   1.997           2.559                 10,236
                                                                           2016   2.037           1.997                 11,444
                                                                           2015   1.955           2.037                 11,751
                                                                           2014   1.961           1.955                 12,978
                                                                           2013   1.558           1.961                 13,253
                                                                           2012   1.305           1.558                 14,624
                                                                           2011   1.470           1.305                 15,413
                                                                           2010   1.350           1.470                 16,891
                                                                           2009   0.974           1.350                 19,318
                                                                           2008   1.622           0.974                 35,569
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   1.973           2.466                 44,148
                                                                           2016   1.849           1.973                 48,005
                                                                           2015   1.776           1.849                 51,756
                                                                           2014   1.680           1.776                 90,671
                                                                           2013   1.325           1.680                 92,998
                                                                           2012   1.154           1.325                 98,162
                                                                           2011   1.237           1.154                100,758
                                                                           2010   1.070           1.237                121,282
                                                                           2009   0.788           1.070                129,536
                                                                           2008   1.443           0.788                150,195
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   1.746           2.082                 55,522
                                                                           2016   1.607           1.746                 60,732
                                                                           2015   1.626           1.607                 66,711
                                                                           2014   1.508           1.626                169,332
                                                                           2013   1.159           1.508                188,396
                                                                           2012   1.013           1.159                210,648
                                                                           2011   1.059           1.013                232,623
                                                                           2010   0.975           1.059                239,920
                                                                           2009   0.763           0.975                255,155
                                                                           2008   1.260           0.763                295,324
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.302           1.251                     --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   1.784           1.880                 54,442
                                                                           2016   1.600           1.784                 54,756
                                                                           2015   1.704           1.600                 61,262
                                                                           2014   1.690           1.704                 62,433
                                                                           2013   1.578           1.690                 68,266
                                                                           2012   1.386           1.578                 68,016
                                                                           2011   1.386           1.386                 72,698
                                                                           2010   1.224           1.386                 76,416
                                                                           2009   0.852           1.224                 83,726
                                                                           2008   1.153           0.852                 91,780
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.210           1.449                     --
                                                                           2016   1.139           1.210                     --
                                                                           2015   1.193           1.139                     --
                                                                           2014   1.166           1.193                     --
                                                                           2013   0.924           1.166                     --
                                                                           2012   0.812           0.924                     --
                                                                           2011   0.956           0.812                     --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.460           1.589                 53,874
                                                                           2016   1.142           1.460                 58,055
                                                                           2015   1.239           1.142                 62,964
                                                                           2014   1.250           1.239                 91,138
                                                                           2013   0.968           1.250                 89,826
                                                                           2012   0.843           0.968                 98,754
                                                                           2011   0.950           0.843                114,099
                                                                           2010   0.813           0.950                121,906
                                                                           2009   0.660           0.813                132,053
                                                                           2008   0.965           0.660                146,095

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   1.417
                                                                                       2016   1.304
                                                                                       2015   1.553
                                                                                       2014   1.705
                                                                                       2013   1.842
                                                                                       2012   1.590
                                                                                       2011   2.007
                                                                                       2010   1.666
                                                                                       2009   1.012
                                                                                       2008   2.224
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.708
                                                                                       2008   1.267
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   1.848
                                                                                       2016   1.751
                                                                                       2015   1.721
                                                                                       2014   1.554
                                                                                       2013   1.189
                                                                                       2012   1.075
                                                                                       2011   1.101
                                                                                       2010   1.004
                                                                                       2009   0.864
                                                                                       2008   1.415
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.030
                                                                                       2016   1.046
                                                                                       2015   1.086
                                                                                       2014   0.981
                                                                                       2013   0.970
                                                                                       2012   0.789
                                                                                       2011   0.854
                                                                                       2010   0.754
                                                                                       2009   0.573
                                                                                       2008   1.006
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   1.971
                                                                                       2013   1.567
                                                                                       2012   1.310
                                                                                       2011   1.450
                                                                                       2010   1.357
                                                                                       2009   0.972
                                                                                       2008   1.717
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.144
                                                                                       2016   2.137
                                                                                       2015   2.280
                                                                                       2014   2.040
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   1.794
                                                                                       2016   1.698
                                                                                       2015   1.822
                                                                                       2014   1.979
                                                                                       2013   1.553
                                                                                       2012   1.231
                                                                                       2011   1.469
                                                                                       2010   1.292
                                                                                       2009   0.853
                                                                                       2008   1.477
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   1.744
                                                                                       2016   1.526
                                                                                       2015   1.665
                                                                                       2014   1.564
                                                                                       2013   1.185
                                                                                       2012   1.027
                                                                                       2011   1.069
                                                                                       2010   0.955
                                                                                       2009   0.771



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 1.772                54,525
                                                                                       1.417                55,858
                                                                                       1.304                57,186
                                                                                       1.553                85,009
                                                                                       1.705                36,870
                                                                                       1.842                34,870
                                                                                       1.590                35,037
                                                                                       2.007                42,305
                                                                                       1.666                45,145
                                                                                       1.012                68,514
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.671                    --
                                                                                       0.708                17,570
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.195                 7,181
                                                                                       1.848                 8,517
                                                                                       1.751                10,142
                                                                                       1.721                11,776
                                                                                       1.554                13,782
                                                                                       1.189                17,131
                                                                                       1.075                18,639
                                                                                       1.101                35,648
                                                                                       1.004                40,141
                                                                                       0.864                41,468
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.114                    --
                                                                                       1.030                    --
                                                                                       1.046                    --
                                                                                       1.086                31,733
                                                                                       0.981                33,469
                                                                                       0.970                33,193
                                                                                       0.789                35,369
                                                                                       0.854                33,701
                                                                                       0.754                39,543
                                                                                       0.573                41,233
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.047                    --
                                                                                       1.971                    --
                                                                                       1.567                    --
                                                                                       1.310                    --
                                                                                       1.450                14,898
                                                                                       1.357                15,790
                                                                                       0.972                30,647
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2.480                    --
                                                                                       2.144                    --
                                                                                       2.137                    --
                                                                                       2.280                    --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2.287                 8,692
                                                                                       1.794                 9,668
                                                                                       1.698                 9,371
                                                                                       1.822                23,753
                                                                                       1.979                21,429
                                                                                       1.553                23,822
                                                                                       1.231                31,521
                                                                                       1.469                32,509
                                                                                       1.292                34,933
                                                                                       0.853                56,059
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2.005                26,294
                                                                                       1.744                27,096
                                                                                       1.526                27,378
                                                                                       1.665                22,784
                                                                                       1.564                    --
                                                                                       1.185                    --
                                                                                       1.027                    --
                                                                                       1.069                 8,579
                                                                                       0.955                12,161

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2017   2.191
                                                                             2016   2.013
                                                                             2015   2.096
                                                                             2014   1.988
                                                                             2013   1.452
                                                                             2012   1.258
                                                                             2011   1.302
                                                                             2010   1.056
                                                                             2009   0.808
                                                                             2008   1.350
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2017   2.066
                                                                             2016   1.620
                                                                             2015   1.793
                                                                             2014   1.758
                                                                             2013   1.354
                                                                             2012   1.202
                                                                             2011   1.372
                                                                             2010   1.178
                                                                             2009   0.937
                                                                             2008   1.286
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.882
                                                                             2008   1.211
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2017   1.638
                                                                             2016   1.595
                                                                             2015   1.669
                                                                             2014   1.629
                                                                             2013   1.546
                                                                             2012   1.402
                                                                             2011   1.373
                                                                             2010   1.245
                                                                             2009   0.932
                                                                             2008   1.172
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 2017   1.327
                                                                             2016   1.374
                                                                             2015   1.435
                                                                             2014   1.583
                                                                             2013   1.363
                                                                             2012   1.198
                                                                             2011   1.378
                                                                             2010   1.269
                                                                             2009   0.990
                                                                             2008   1.763
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   1.197
                                                                             2012   1.163
                                                                             2011   1.259
                                                                             2010   1.048
                                                                             2009   0.784
                                                                             2008   1.249
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07).............................. 2013   0.995
                                                                             2012   0.970
                                                                             2011   1.051
                                                                             2010   0.878
                                                                             2009   0.659
                                                                             2008   1.096
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................ 2017   1.237
                                                                             2016   1.267
                                                                             2015   1.251
                                                                             2014   1.257
                                                                             2013   1.015
                                                                             2012   0.860
                                                                             2011   0.963
                                                                             2010   0.853
                                                                             2009   0.626
                                                                             2008   1.081



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.682                    --
                                                                             2.191                    --
                                                                             2.013                    --
                                                                             2.096                    --
                                                                             1.988                    --
                                                                             1.452                    --
                                                                             1.258                    --
                                                                             1.302                    --
                                                                             1.056                    --
                                                                             0.808                    --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2.086                 7,234
                                                                             2.066                 7,098
                                                                             1.620                 7,291
                                                                             1.793                 7,273
                                                                             1.758                 7,208
                                                                             1.354                 7,465
                                                                             1.202                 7,380
                                                                             1.372                 7,146
                                                                             1.178                 7,275
                                                                             0.937                 9,475
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.870                    --
                                                                             0.882                42,651
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.638                    --
                                                                             1.638                    --
                                                                             1.595                    --
                                                                             1.669                    --
                                                                             1.629                    --
                                                                             1.546                    --
                                                                             1.402                    --
                                                                             1.373                 2,122
                                                                             1.245                 2,123
                                                                             0.932                    --
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 1.657                    --
                                                                             1.327                    --
                                                                             1.374                    --
                                                                             1.435                    --
                                                                             1.583                    --
                                                                             1.363                    --
                                                                             1.198                    --
                                                                             1.378                    --
                                                                             1.269                    --
                                                                             0.990                    --
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.293                    --
                                                                             1.197                    --
                                                                             1.163                    --
                                                                             1.259                15,699
                                                                             1.048                15,699
                                                                             0.784                34,094
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.075                    --
                                                                             0.995                19,651
                                                                             0.970                19,608
                                                                             1.051                19,525
                                                                             0.878                19,730
                                                                             0.659                 3,480
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................ 1.648                    --
                                                                             1.237                    --
                                                                             1.267                    --
                                                                             1.251                12,750
                                                                             1.257                29,413
                                                                             1.015                30,191
                                                                             0.860                31,247
                                                                             0.963                32,277
                                                                             0.853                38,225
                                                                             0.626                44,795

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.233           1.247                  3,924
                                                                          2016   1.204           1.233                  3,295
                                                                          2015   1.272           1.204                  3,427
                                                                          2014   1.266           1.272                153,094
                                                                          2013   1.427           1.266                148,198
                                                                          2012   1.340           1.427                121,596
                                                                          2011   1.234           1.340                117,472
                                                                          2010   1.172           1.234                128,764
                                                                          2009   1.016           1.172                124,949
                                                                          2008   1.117           1.016                113,140
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.388           1.414                 49,852
                                                                          2016   1.389           1.388                 50,010
                                                                          2015   1.425           1.389                 51,905
                                                                          2014   1.404           1.425                107,767
                                                                          2013   1.469           1.404                114,564
                                                                          2012   1.380           1.469                124,952
                                                                          2011   1.373           1.380                124,857
                                                                          2010   1.302           1.373                 99,406
                                                                          2009   1.177           1.302                103,558
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.603           1.603                     --
                                                                          2016   1.598           1.603                     --
                                                                          2015   1.640           1.598                     --
                                                                          2014   1.514           1.640                     --
                                                                          2013   1.167           1.514                     --
                                                                          2012   1.084           1.167                     --
                                                                          2011   1.165           1.084                     --
                                                                          2010   1.029           1.165                     --
                                                                          2009   0.852           1.029                     --
                                                                          2008   1.303           0.852                     --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.606           1.606                     --
                                                                          2016   1.572           1.606                     --
                                                                          2015   1.635           1.572                 11,452
                                                                          2014   1.605           1.635                 35,185
                                                                          2013   1.622           1.605                 35,749
                                                                          2012   1.491           1.622                 33,024
                                                                          2011   1.477           1.491                 34,592
                                                                          2010   1.351           1.477                 36,605
                                                                          2009   1.042           1.351                 42,549
                                                                          2008   1.198           1.042                 50,160
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.341           1.397                     --
                                                                          2012   1.228           1.341                     --
                                                                          2011   1.529           1.228                     --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.453           1.656                 11,799
                                                                          2016   1.286           1.453                 12,717
                                                                          2015   1.369           1.286                 15,383
                                                                          2014   1.241           1.369                 52,712
                                                                          2013   0.952           1.241                 56,318
                                                                          2012   0.828           0.952                 60,296
                                                                          2011   0.886           0.828                 78,815
                                                                          2010   0.777           0.886                 98,533
                                                                          2009   0.673           0.777                105,845
                                                                          2008   1.084           0.673                119,260
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.638           1.869                     --
                                                                          2016   1.449           1.638                     --
                                                                          2015   1.540           1.449                     --
                                                                          2014   1.422           1.540                     --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.332           1.421                 18,697
                                                                          2016   1.184           1.332                 19,242
                                                                          2015   1.335           1.184                 18,930
                                                                          2014   1.249           1.335                 19,565
                                                                          2013   0.984           1.249                 20,637
                                                                          2012   0.881           0.984                 23,098
                                                                          2011   0.939           0.881                 24,462
                                                                          2010   0.767           0.939                 24,619
                                                                          2009   0.622           0.767                 29,669
                                                                          2008   1.043           0.622                 28,103

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)            UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.233           1.250                 27,074
                                                                           2016   1.227           1.233                 26,108
                                                                           2015   1.252           1.227                 28,094
                                                                           2014   1.200           1.252                 60,654
                                                                           2013   1.241           1.200                 61,541
                                                                           2012   1.184           1.241                 53,277
                                                                           2011   1.141           1.184                 65,862
                                                                           2010   1.081           1.141                 81,151
                                                                           2009   1.013           1.081                 85,650
                                                                           2008   1.077           1.013                 89,120
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.349           1.761                     --
                                                                           2016   1.384           1.349                     --
                                                                           2015   1.336           1.384                     --
                                                                           2014   1.259           1.336                     --
                                                                           2013   0.963           1.259                     --
                                                                           2012   0.864           0.963                     --
                                                                           2011   0.974           0.864                     --
                                                                           2010   0.834           0.974                 18,150
                                                                           2009   0.667           0.834                 18,150
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.853           0.839                 60,748
                                                                           2016   0.873           0.853                 61,909
                                                                           2015   0.896           0.873                 64,475
                                                                           2014   0.919           0.896                 83,125
                                                                           2013   0.944           0.919                 82,715
                                                                           2012   0.969           0.944                 79,891
                                                                           2011   0.994           0.969                 82,003
                                                                           2010   1.020           0.994                126,906
                                                                           2009   1.043           1.020                 81,261
                                                                           2008   1.040           1.043                171,671
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.222           1.273                     --
                                                                           2016   1.199           1.222                     --
                                                                           2015   1.238           1.199                     --
                                                                           2014   1.217           1.238                     --
                                                                           2013   1.197           1.217                     --
                                                                           2012   1.126           1.197                     --
                                                                           2011   1.119           1.126                     --
                                                                           2010   1.043           1.119                     --
                                                                           2009   0.889           1.043                     --
                                                                           2008   1.065           0.889                     --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.253           1.351                     --
                                                                           2016   1.212           1.253                     --
                                                                           2015   1.257           1.212                     --
                                                                           2014   1.230           1.257                     --
                                                                           2013   1.138           1.230                     --
                                                                           2012   1.048           1.138                     --
                                                                           2011   1.064           1.048                     --
                                                                           2010   0.980           1.064                     --
                                                                           2009   0.813           0.980                     --
                                                                           2008   1.064           0.813                     --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.260           1.409                 71,118
                                                                           2016   1.208           1.260                 75,556
                                                                           2015   1.255           1.208                 80,497
                                                                           2014   1.227           1.255                 85,270
                                                                           2013   1.067           1.227                     --
                                                                           2012   0.967           1.067                     --
                                                                           2011   1.006           0.967                     --
                                                                           2010   0.913           1.006                     --
                                                                           2009   0.740           0.913                     --
                                                                           2008   1.065           0.740                     --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....... 2017   1.250           1.451                 72,065
                                                                           2016   1.186           1.250                 76,562
                                                                           2015   1.238           1.186                 81,568
                                                                           2014   1.208           1.238                 86,405
                                                                           2013   0.997           1.208                     --
                                                                           2012   0.887           0.997                     --
                                                                           2011   0.946           0.887                     --
                                                                           2010   0.846           0.946                     --
                                                                           2009   0.673           0.846                     --
                                                                           2008   1.065           0.673                     --

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2017   1.588
                                                                                 2016   1.523
                                                                                 2015   1.524
                                                                                 2014   1.415
                                                                                 2013   1.204
                                                                                 2012   1.100
                                                                                 2011   1.087
                                                                                 2010   1.018
                                                                                 2009   0.883
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2017   1.515
                                                                                 2016   1.449
                                                                                 2015   1.452
                                                                                 2014   1.347
                                                                                 2013   1.034
                                                                                 2012   0.941
                                                                                 2011   1.006
                                                                                 2010   0.922
                                                                                 2009   0.717
                                                                                 2008   1.169
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.624
                                                                                 2008   1.161
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 2013   0.980
                                                                                 2012   0.870
                                                                                 2011   0.953
                                                                                 2010   0.854
                                                                                 2009   0.720
                                                                                 2008   1.212
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2017   1.631
                                                                                 2016   1.590
                                                                                 2015   1.588
                                                                                 2014   1.467
                                                                                 2013   1.136
                                                                                 2012   1.051
                                                                                 2011   1.114
                                                                                 2010   0.993
                                                                                 2009   0.683
                                                                                 2008   1.291
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 2011   0.888
                                                                                 2010   0.788
                                                                                 2009   0.615
                                                                                 2008   1.060
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)......................... 2017   1.618
                                                                                 2016   1.491
                                                                                 2015   1.516
                                                                                 2014   1.376
                                                                                 2013   1.072
                                                                                 2012   0.954
                                                                                 2011   0.963
                                                                                 2010   0.863
                                                                                 2009   0.706
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)......................... 2017   1.548
                                                                                 2016   1.458
                                                                                 2015   1.502
                                                                                 2014   1.422
                                                                                 2013   1.229
                                                                                 2012   1.133
                                                                                 2011   1.137
                                                                                 2010   1.062
                                                                                 2009   0.921
                                                                                 2008   1.217



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 1.781                 34,805
                                                                                 1.588                 37,370
                                                                                 1.523                 40,384
                                                                                 1.524                 42,651
                                                                                 1.415                 42,651
                                                                                 1.204                 42,651
                                                                                 1.100                 42,651
                                                                                 1.087                 42,651
                                                                                 1.018                 42,651
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 1.758                     --
                                                                                 1.515                     --
                                                                                 1.449                     --
                                                                                 1.452                     --
                                                                                 1.347                  6,305
                                                                                 1.034                  6,617
                                                                                 0.941                  6,976
                                                                                 1.006                 10,286
                                                                                 0.922                 10,633
                                                                                 0.717                  7,756
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.649                     --
                                                                                 0.624                  5,414
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 1.076                     --
                                                                                 0.980                 53,475
                                                                                 0.870                 55,894
                                                                                 0.953                 55,348
                                                                                 0.854                 55,361
                                                                                 0.720                 61,257
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 1.989                     --
                                                                                 1.631                     --
                                                                                 1.590                     --
                                                                                 1.588                     --
                                                                                 1.467                     --
                                                                                 1.136                     --
                                                                                 1.051                     --
                                                                                 1.114                     --
                                                                                 0.993                     --
                                                                                 0.683                     --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 0.959                     --
                                                                                 0.888                 20,290
                                                                                 0.788                 20,290
                                                                                 0.615                 20,290
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)......................... 1.911                     --
                                                                                 1.618                     --
                                                                                 1.491                     --
                                                                                 1.516                     --
                                                                                 1.376                     --
                                                                                 1.072                     --
                                                                                 0.954                     --
                                                                                 0.963                     --
                                                                                 0.863                     --
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)......................... 1.693                  9,288
                                                                                 1.548                 10,127
                                                                                 1.458                 12,258
                                                                                 1.502                127,410
                                                                                 1.422                131,192
                                                                                 1.229                136,954
                                                                                 1.133                154,378
                                                                                 1.137                180,495
                                                                                 1.062                188,376
                                                                                 0.921                186,388

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................... 2017   2.101
                                                                                    2016   1.885
                                                                                    2015   1.938
                                                                                    2014   1.795
                                                                                    2013   1.357
                                                                                    2012   1.194
                                                                                    2011   1.215
                                                                                    2010   1.119
                                                                                    2009   0.951
                                                                                    2008   1.446
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   1.783
                                                                                    2016   1.542
                                                                                    2015   1.573
                                                                                    2014   1.615
                                                                                    2013   1.302
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.470
                                                                                    2016   1.274
                                                                                    2015   1.303
                                                                                    2014   1.341
                                                                                    2013   1.082
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.716
                                                                                    2016   1.735
                                                                                    2015   1.611
                                                                                    2014   1.520
                                                                                    2013   1.124
                                                                                    2012   0.972
                                                                                    2011   1.011
                                                                                    2010   0.889
                                                                                    2009   0.638
                                                                                    2008   1.129
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.101
                                                                                    2016   1.934
                                                                                    2015   1.937
                                                                                    2014   1.864
                                                                                    2013   1.327
                                                                                    2012   1.175
                                                                                    2011   1.189
                                                                                    2010   0.906
                                                                                    2009   0.671
                                                                                    2008   1.028
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.095
                                                                                    2016   1.108
                                                                                    2015   1.129
                                                                                    2014   1.126
                                                                                    2013   1.162
                                                                                    2012   1.152
                                                                                    2011   1.119
                                                                                    2010   1.084
                                                                                    2009   1.065
                                                                                    2008   1.095
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.230
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   0.986
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03).................... 2017   2.000
                                                                                    2016   1.905
                                                                                    2015   1.947
                                                                                    2014   1.790
                                                                                    2013   1.403
                                                                                    2012   1.240
                                                                                    2011   1.309
                                                                                    2010   1.149
                                                                                    2009   0.871
                                                                                    2008   1.559



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................... 2.416                17,481
                                                                                    2.101                19,241
                                                                                    1.885                22,008
                                                                                    1.938                41,947
                                                                                    1.795                45,690
                                                                                    1.357                16,066
                                                                                    1.194                17,717
                                                                                    1.215                18,151
                                                                                    1.119                18,005
                                                                                    0.951                16,594
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2.011                    --
                                                                                    1.783                    --
                                                                                    1.542                    --
                                                                                    1.573                    --
                                                                                    1.615                    --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 1.654                18,573
                                                                                    1.470                19,168
                                                                                    1.274                19,341
                                                                                    1.303                19,399
                                                                                    1.341                19,315
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2.232                    --
                                                                                    1.716                    --
                                                                                    1.735                    --
                                                                                    1.611                    --
                                                                                    1.520                    --
                                                                                    1.124                    --
                                                                                    0.972                    --
                                                                                    1.011                    --
                                                                                    0.889                    --
                                                                                    0.638                    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2.508                    --
                                                                                    2.101                    --
                                                                                    1.934                 3,700
                                                                                    1.937                 3,826
                                                                                    1.864                 6,328
                                                                                    1.327                 9,413
                                                                                    1.175                 9,587
                                                                                    1.189                25,362
                                                                                    0.906                28,419
                                                                                    0.671                29,108
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.089                 4,472
                                                                                    1.095                 3,714
                                                                                    1.108                 3,750
                                                                                    1.129                 3,725
                                                                                    1.126                 3,498
                                                                                    1.162                 2,786
                                                                                    1.152                 2,632
                                                                                    1.119                 2,732
                                                                                    1.084                 6,304
                                                                                    1.065                 3,051
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 1.174                    --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 0.928                    --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03).................... 2.369                 8,439
                                                                                    2.000                 8,694
                                                                                    1.905                16,773
                                                                                    1.947                20,339
                                                                                    1.790                20,922
                                                                                    1.403                31,780
                                                                                    1.240                32,761
                                                                                    1.309                48,966
                                                                                    1.149                48,169
                                                                                    0.871                49,113

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   1.975
                                                                                      2016   1.974
                                                                                      2015   2.006
                                                                                      2014   1.860
                                                                                      2013   1.381
                                                                                      2012   1.159
                                                                                      2011   1.224
                                                                                      2010   1.065
                                                                                      2009   0.805
                                                                                      2008   1.408
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   2.412
                                                                                      2016   2.212
                                                                                      2015   2.308
                                                                                      2014   2.234
                                                                                      2013   1.687
                                                                                      2012   1.512
                                                                                      2011   1.741
                                                                                      2010   1.389
                                                                                      2009   1.020
                                                                                      2008   1.734
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.449
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.338
                                                                                      2016   1.281
                                                                                      2015   1.406
                                                                                      2014   1.624
                                                                                      2013   1.355
                                                                                      2012   1.177
                                                                                      2011   1.351
                                                                                      2010   1.279
                                                                                      2009   0.958
                                                                                      2008   1.650
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.181
                                                                                      2009   0.964
                                                                                      2008   1.395
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.367
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.439
                                                                                      2010   1.187
                                                                                      2009   0.777
                                                                                      2008   1.423
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.040
                                                                                      2016   2.069
                                                                                      2015   2.161
                                                                                      2014   1.842
                                                                                      2013   1.279
                                                                                      2012   1.106
                                                                                      2011   1.108
                                                                                      2010   0.910
                                                                                      2009   0.694
                                                                                      2008   1.195
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.417
                                                                                      2013   1.100
                                                                                      2012   0.982
                                                                                      2011   1.075
                                                                                      2010   0.946
                                                                                      2009   0.750
                                                                                      2008   1.215
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2017   1.843
                                                                                      2016   1.723
                                                                                      2015   1.740
                                                                                      2014   1.609
                                                                                      2013   1.270
                                                                                      2012   1.125
                                                                                      2011   1.125
                                                                                      2010   1.025
                                                                                      2009   0.862
                                                                                      2008   1.251



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2.376                     --
                                                                                      1.975                     --
                                                                                      1.974                     --
                                                                                      2.006                     --
                                                                                      1.860                     --
                                                                                      1.381                     --
                                                                                      1.159                     --
                                                                                      1.224                     --
                                                                                      1.065                     --
                                                                                      0.805                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2.833                 12,200
                                                                                      2.412                 12,752
                                                                                      2.212                 12,765
                                                                                      2.308                 31,928
                                                                                      2.234                 32,897
                                                                                      1.687                 37,296
                                                                                      1.512                 36,027
                                                                                      1.741                 41,179
                                                                                      1.389                 49,245
                                                                                      1.020                 53,857
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2.221                     --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 1.521                  5,076
                                                                                      1.338                  5,471
                                                                                      1.281                  5,473
                                                                                      1.406                 28,656
                                                                                      1.624                114,676
                                                                                      1.355                118,023
                                                                                      1.177                125,466
                                                                                      1.351                122,966
                                                                                      1.279                120,080
                                                                                      0.958                118,480
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 1.193                     --
                                                                                      1.181                     --
                                                                                      0.964                     --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 0.735                     --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 1.536                     --
                                                                                      1.439                     --
                                                                                      1.187                     --
                                                                                      0.777                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2.312                     --
                                                                                      2.040                     --
                                                                                      2.069                     --
                                                                                      2.161                     --
                                                                                      1.842                     --
                                                                                      1.279                     --
                                                                                      1.106                     --
                                                                                      1.108                     --
                                                                                      0.910                     --
                                                                                      0.694                     --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 1.420                     --
                                                                                      1.417                    653
                                                                                      1.100                    655
                                                                                      0.982                    657
                                                                                      1.075                    659
                                                                                      0.946                    745
                                                                                      0.750                    747
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2.146                     --
                                                                                      1.843                     --
                                                                                      1.723                     --
                                                                                      1.740                     --
                                                                                      1.609                     --
                                                                                      1.270                     --
                                                                                      1.125                     --
                                                                                      1.125                     --
                                                                                      1.025                     --
                                                                                      0.862                     --

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   1.816
                                                                                 2016   1.735
                                                                                 2015   1.622
                                                                                 2014   1.460
                                                                                 2013   1.087
                                                                                 2012   0.927
                                                                                 2011   0.958
                                                                                 2010   0.895
                                                                                 2009   0.645
                                                                                 2008   1.056
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   1.798
                                                                                 2016   1.633
                                                                                 2015   1.726
                                                                                 2014   1.585
                                                                                 2013   1.229
                                                                                 2012   1.083
                                                                                 2011   1.059
                                                                                 2010   0.993
                                                                                 2009   0.819
                                                                                 2008   1.305
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   2.203
                                                                                 2016   2.137
                                                                                 2015   2.294
                                                                                 2014   2.262
                                                                                 2013   1.579
                                                                                 2012   1.357
                                                                                 2011   1.374
                                                                                 2010   1.126
                                                                                 2009   0.810
                                                                                 2008   1.402
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.758
                                                                                 2008   1.244
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.930
                                                                                 2010   0.875
                                                                                 2009   0.764
                                                                                 2008   0.995
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.139
                                                                                 2008   1.116
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.434
                                                                                 2013   1.240
                                                                                 2012   1.150
                                                                                 2011   1.180
                                                                                 2010   1.080
                                                                                 2009   0.902
                                                                                 2008   1.238
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.771
                                                                                 2008   1.233
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.689
                                                                                 2008   1.241



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2.225                    --
                                                                                 1.816                    --
                                                                                 1.735                    --
                                                                                 1.622                    --
                                                                                 1.460                    --
                                                                                 1.087                    --
                                                                                 0.927                    --
                                                                                 0.958                    --
                                                                                 0.895                    --
                                                                                 0.645                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2.012                 7,547
                                                                                 1.798                 7,412
                                                                                 1.633                 7,472
                                                                                 1.726                 7,417
                                                                                 1.585                 7,985
                                                                                 1.229                 8,057
                                                                                 1.083                 8,521
                                                                                 1.059                 9,058
                                                                                 0.993                 8,475
                                                                                 0.819                 7,875
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2.668                    --
                                                                                 2.203                    --
                                                                                 2.137                 7,012
                                                                                 2.294                 6,767
                                                                                 2.262                 7,151
                                                                                 1.579                 7,290
                                                                                 1.357                 7,421
                                                                                 1.374                15,582
                                                                                 1.126                15,354
                                                                                 0.810                14,860
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 0.735                    --
                                                                                 0.758                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 0.916                    --
                                                                                 0.930                    --
                                                                                 0.875                    --
                                                                                 0.764                    --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 1.173                    --
                                                                                 1.139                91,326
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 1.528                    --
                                                                                 1.434                    --
                                                                                 1.240                    --
                                                                                 1.150                    --
                                                                                 1.180                    --
                                                                                 1.080                    --
                                                                                 0.902                    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 0.745                    --
                                                                                 0.771                 3,789
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 0.703                    --
                                                                                 0.689                    --

Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I         BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio
























                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 30, 2018 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


BLIC-Book-70-71-75

                        SCUDDER ADVOCATE REWARDS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Managed Volatility Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     T. Rowe Price Mid Cap Growth Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Frontier Mid Cap Growth Portfolio -- Class B
     Jennison Growth Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class E
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class E
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E DEUTSCHE VARIABLE SERIES II -- CLASS B
     Deutsche Government & Agency Securities VIP
     Deutsche Small Mid Cap Value VIP
THE ALGER PORTFOLIOS -- CLASS S
     Alger Capital Appreciation Portfolio
THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC. -- SERVICE SHARES

     The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2018. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.40%              0.40%             0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     1.95%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.15%              2.30%             2.50%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB I Plus Charge.........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Plus Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.21%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --           0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.88%       --           0.11%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................    0.75%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................    0.33%     0.25%          0.18%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................    0.35%     0.25%          0.04%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................    0.46%     0.25%          0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............    0.70%     0.25%          0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.14%       --              1.14%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........   --             0.92%       --              0.92%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             0.99%     0.05%             0.94%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             0.99%     0.10%             0.89%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.95%     0.10%             0.85%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................   --             1.03%       --              1.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................   --             0.76%       --              0.76%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................   --             0.64%     0.03%             0.61%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................ 0.59%            0.90%       --              0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.61%            0.91%       --              0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................   --             0.79%       --              0.79%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............   --             0.97%     0.11%             0.86%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Frontier Mid Cap Growth Portfolio --
  Class B........................................    0.71%         0.25%        0.04%
 Jennison Growth Portfolio -- Class B............    0.60%         0.25%        0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%         0.25%        0.02%
 MFS(R) Total Return Portfolio -- Class B........    0.56%         0.25%        0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%         0.15%        0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%         0.25%        0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%         0.15%        0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%         0.25%        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.56%         0.15%        0.04%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP............................................    0.45%         0.25%        0.51%
 Deutsche Small Mid Cap Value VIP................    0.65%         0.25%        0.29%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%         0.25%        0.15%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................    0.60%         0.25%        0.15%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Frontier Mid Cap Growth Portfolio --
  Class B........................................      --          1.00%     0.02%             0.98%
 Jennison Growth Portfolio -- Class B............      --          0.87%     0.08%             0.79%
 MetLife Stock Index Portfolio -- Class B........      --          0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class B........      --          0.86%       --              0.86%
 MFS(R) Value Portfolio -- Class E...............      --          0.87%     0.14%             0.73%
 Neuberger Berman Genesis Portfolio --
  Class B........................................      --          1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................      --          0.77%     0.05%             0.72%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............      --          0.75%     0.06%             0.69%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP............................................      --          1.21%     0.30%             0.91%
 Deutsche Small Mid Cap Value VIP................      --          1.19%     0.03%             1.16%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............      --          1.21%       --              1.21%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................      --          1.00%     0.05%             0.95%

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund   Seeks both capital appreciation and      Invesco Advisers, Inc.
                                       current income while managing
                                       portfolio volatility.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class B                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.

             UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --     Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class B                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
Jennison Growth Portfolio -- Class B     Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --         Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                 Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                         Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio --         Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                                 investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Value Portfolio -- Class E        Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
Neuberger Berman Genesis                 Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                    principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                  Investment Advisers LLC
T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
T. Rowe Price Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
Western Asset Management Strategic       Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --         consistent with preservation of          Subadviser: Western Asset
 Class E                                 capital.                                 Management Company
DEUTSCHE VARIABLE SERIES II -- CLASS B
Deutsche Government & Agency             Seeks high current income consistent     Deutsche Investment Management
 Securities VIP                          with preservation of capital.            Americas Inc.
Deutsche Small Mid Cap Value VIP         Seeks long-term capital appreciation.    Deutsche Investment Management
                                                                                  Americas Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio     Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
The Dreyfus Sustainable U.S. Equity      Seeks long-term capital appreciation.    The Dreyfus Corporation
 Portfolio, Inc.                                                                  Subadviser: Newton Investment
                                                                                  Management (North America)
                                                                                  Limited

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     BlackRock High Yield Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Deutsche Small Mid Cap Value VIP
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2018, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $55,000 or 25% of pay for each participant in 2018.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.751
                                                                                       2016   2.526
                                                                                       2015   2.622
                                                                                       2014   2.208
                                                                                       2013   2.025
                                                                                       2012   1.985
                                                                                       2011   1.731
                                                                                       2010   1.654
                                                                                       2009   1.462
                                                                                       2008   2.195
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   3.195
                                                                                       2016   3.237
                                                                                       2015   3.104
                                                                                       2014   2.779
                                                                                       2013   2.094
                                                                                       2012   1.804
                                                                                       2011   1.844
                                                                                       2010   1.648
                                                                                       2009   1.111
                                                                                       2008   2.061
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   2.160
                                                                                       2016   1.924
                                                                                       2015   2.037
                                                                                       2014   2.003
                                                                                       2013   1.860
                                                                                       2012   1.621
                                                                                       2011   1.609
                                                                                       2010   1.411
                                                                                       2009   0.977
                                                                                       2008   1.308
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.392
                                                                                       2016   2.172
                                                                                       2015   2.555
                                                                                       2014   2.768
                                                                                       2013   2.953
                                                                                       2012   2.518
                                                                                       2011   3.135
                                                                                       2010   2.568
                                                                                       2009   1.541
                                                                                       2008   3.509
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.527
                                                                                       2013   1.299
                                                                                       2012   1.158
                                                                                       2011   1.196
                                                                                       2010   1.070
                                                                                       2009   0.889



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2.995                  55,481
                                                                                       2.751                  78,655
                                                                                       2.526                  80,185
                                                                                       2.622                 120,931
                                                                                       2.208                 116,296
                                                                                       2.025                 147,041
                                                                                       1.985                 169,093
                                                                                       1.731                 178,318
                                                                                       1.654                 292,056
                                                                                       1.462                 369,002
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 4.112                 219,728
                                                                                       3.195                 232,274
                                                                                       3.237                 263,968
                                                                                       3.104                 269,485
                                                                                       2.779                 294,206
                                                                                       2.094                 373,922
                                                                                       1.804                 825,397
                                                                                       1.844                 395,156
                                                                                       1.648                 444,203
                                                                                       1.111                 394,477
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2.291               1,373,260
                                                                                       2.160               1,762,691
                                                                                       1.924               1,756,880
                                                                                       2.037               2,321,265
                                                                                       2.003               4,062,753
                                                                                       1.860               5,519,026
                                                                                       1.621               6,792,409
                                                                                       1.609               8,016,351
                                                                                       1.411               1,458,169
                                                                                       0.977                 909,617
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 3.029                 169,391
                                                                                       2.392                 183,667
                                                                                       2.172                 227,066
                                                                                       2.555                 268,974
                                                                                       2.768                 299,624
                                                                                       2.953                 346,111
                                                                                       2.518                 478,917
                                                                                       3.135                 553,321
                                                                                       2.568                 562,616
                                                                                       1.541                 492,144
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 1.528                      --
                                                                                       1.527               1,809,423
                                                                                       1.299               2,094,566
                                                                                       1.158               2,583,533
                                                                                       1.196               2,769,123
                                                                                       1.070               3,003,997

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)................ 2014   1.646           1.639                      --
                                                                         2013   1.328           1.646               1,181,112
                                                                         2012   1.165           1.328               1,699,093
                                                                         2011   1.231           1.165               2,210,022
                                                                         2010   1.083           1.231               2,320,427
                                                                         2009   0.880           1.083               2,345,492
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09).............. 2014   1.507           1.513                      --
                                                                         2013   1.340           1.507                 960,929
                                                                         2012   1.211           1.340               1,173,349
                                                                         2011   1.231           1.211               1,369,639
                                                                         2010   1.113           1.231               1,554,947
                                                                         2009   0.940           1.113               1,863,308
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)........ 2017   1.924           2.428                 477,139
                                                                         2016   1.972           1.924                 534,835
                                                                         2015   2.039           1.972                 604,898
                                                                         2014   2.225           2.039                 825,891
                                                                         2013   1.895           2.225               1,304,709
                                                                         2012   1.649           1.895               1,599,937
                                                                         2011   1.876           1.649               1,791,610
                                                                         2010   1.710           1.876               1,929,042
                                                                         2009   1.320           1.710               2,172,868
                                                                         2008   2.263           1.320               1,489,970
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   1.078           1.168                      --
                                                                         2012   1.040           1.078               3,042,023
                                                                         2011   1.115           1.040               3,337,591
                                                                         2010   0.922           1.115               3,716,664
                                                                         2009   0.685           0.922               3,990,754
                                                                         2008   1.083           0.685               2,711,797
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2017   2.097           2.823                 215,104
                                                                         2016   2.125           2.097                 223,983
                                                                         2015   2.076           2.125                 274,826
                                                                         2014   2.065           2.076                 319,903
                                                                         2013   1.650           2.065                 235,109
                                                                         2012   1.383           1.650                 336,172
                                                                         2011   1.533           1.383                 421,870
                                                                         2010   1.418           1.533                 466,355
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2017   1.671           1.671                      --
                                                                         2016   1.632           1.671                      --
                                                                         2015   1.682           1.632               3,843,595
                                                                         2014   1.635           1.682               4,712,750
                                                                         2013   1.638           1.635               6,289,123
                                                                         2012   1.493           1.638               7,794,736
                                                                         2011   1.465           1.493               8,520,374
                                                                         2010   1.328           1.465               9,951,087
                                                                         2009   1.016           1.328              10,244,403
                                                                         2008   1.173           1.016                 527,774
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.391           1.454                      --
                                                                         2012   1.256           1.391                 158,354
                                                                         2011   1.417           1.256                 463,765
                                                                         2010   1.202           1.417                 410,054
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2017   1.626           1.872               1,097,252
                                                                         2016   1.424           1.626               1,354,691
                                                                         2015   1.500           1.424               1,979,055
                                                                         2014   1.345           1.500               2,426,569
                                                                         2013   1.021           1.345               2,784,433
                                                                         2012   0.879           1.021               3,067,172
                                                                         2011   0.930           0.879               3,379,873
                                                                         2010   0.807           0.930               3,883,900
                                                                         2009   0.693           0.807               3,903,637
                                                                         2008   1.042           0.693               4,074,877
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2017   2.910           3.574                 103,408
                                                                         2016   2.782           2.910                 103,123
                                                                         2015   2.649           2.782                 106,747
                                                                         2014   2.386           2.649                  96,345
                                                                         2013   1.774           2.386                 171,700
                                                                         2012   1.585           1.774                 254,985
                                                                         2011   1.637           1.585                 262,458
                                                                         2010   1.302           1.637                 266,108
                                                                         2009   0.909           1.302                 314,489
                                                                         2008   1.467           0.909                 166,374

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.633
                                                                                 2012   1.565
                                                                                 2011   1.717
                                                                                 2010   1.371
                                                                                 2009   0.947
                                                                                 2008   1.733
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 2017   1.264
                                                                                 2016   1.248
                                                                                 2015   1.263
                                                                                 2014   1.201
                                                                                 2013   1.233
                                                                                 2012   1.167
                                                                                 2011   1.115
                                                                                 2010   1.048
                                                                                 2009   0.975
                                                                                 2008   1.029
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 2017   1.676
                                                                                 2016   1.700
                                                                                 2015   1.726
                                                                                 2014   1.753
                                                                                 2013   1.781
                                                                                 2012   1.809
                                                                                 2011   1.837
                                                                                 2010   1.866
                                                                                 2009   1.890
                                                                                 2008   1.882
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 2017   1.402
                                                                                 2016   1.342
                                                                                 2015   1.378
                                                                                 2014   1.341
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 2017   1.410
                                                                                 2016   1.337
                                                                                 2015   1.375
                                                                                 2014   1.329
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 2017   1.398
                                                                                 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.303
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 2017   1.838
                                                                                 2016   1.748
                                                                                 2015   1.736
                                                                                 2014   1.599
                                                                                 2013   1.350
                                                                                 2012   1.223
                                                                                 2011   1.199
                                                                                 2010   1.114
                                                                                 2009   0.967
                                                                                 2008   1.233
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2017   2.120
                                                                                 2016   2.011
                                                                                 2015   2.000
                                                                                 2014   1.840
                                                                                 2013   1.402
                                                                                 2012   1.264
                                                                                 2011   1.341
                                                                                 2010   1.219
                                                                                 2009   0.941
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 2013   1.406
                                                                                 2012   1.237
                                                                                 2011   1.342
                                                                                 2010   1.192
                                                                                 2009   0.997
                                                                                 2008   1.535



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.761                      --
                                                                                 1.633                 223,484
                                                                                 1.565                 185,661
                                                                                 1.717                 192,438
                                                                                 1.371                 228,925
                                                                                 0.947                 292,229
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 1.293                 623,020
                                                                                 1.264                 626,558
                                                                                 1.248                 663,381
                                                                                 1.263                 776,524
                                                                                 1.201               1,151,067
                                                                                 1.233               1,593,906
                                                                                 1.167               1,698,837
                                                                                 1.115               1,784,882
                                                                                 1.048               1,894,517
                                                                                 0.975               1,133,274
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 1.660                 223,007
                                                                                 1.676                 260,203
                                                                                 1.700                 270,184
                                                                                 1.726                 483,024
                                                                                 1.753                 682,552
                                                                                 1.781               1,146,206
                                                                                 1.809               1,132,259
                                                                                 1.837               1,027,274
                                                                                 1.866               1,256,521
                                                                                 1.890               1,464,720
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 1.527               1,932,784
                                                                                 1.402               2,929,766
                                                                                 1.342               2,710,263
                                                                                 1.378               2,381,861
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 1.593               4,393,347
                                                                                 1.410               4,817,959
                                                                                 1.337               6,260,332
                                                                                 1.375               6,884,412
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 1.640               4,763,215
                                                                                 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 2.078                 230,081
                                                                                 1.838                 245,463
                                                                                 1.748                 263,960
                                                                                 1.736                 269,996
                                                                                 1.599                 323,851
                                                                                 1.350                 419,917
                                                                                 1.223                 441,234
                                                                                 1.199                 527,005
                                                                                 1.114                 613,820
                                                                                 0.967                 620,936
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2.480                 912,093
                                                                                 2.120               1,173,924
                                                                                 2.011                 293,572
                                                                                 2.000                 491,310
                                                                                 1.840                 748,644
                                                                                 1.402                 894,551
                                                                                 1.264                 967,837
                                                                                 1.341               1,942,307
                                                                                 1.219               2,412,889
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 1.547                      --
                                                                                 1.406                 569,228
                                                                                 1.237                 614,163
                                                                                 1.342                 645,546
                                                                                 1.192                 753,043
                                                                                 0.997                 760,185

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2017   2.411           2.966                  51,324
                                                                          2016   2.329           2.411                  40,656
                                                                          2015   2.305           2.329                  63,548
                                                                          2014   2.111           2.305                 179,473
                                                                          2013   1.773           2.111                 193,622
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.485           2.004               1,605,948
                                                                          2016   1.511           1.485               1,806,471
                                                                          2015   1.388           1.511               2,139,186
                                                                          2014   1.230           1.388               2,861,766
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.822           2.175               1,421,685
                                                                          2016   1.661           1.822               1,700,152
                                                                          2015   1.672           1.661               2,182,657
                                                                          2014   1.501           1.672               1,661,831
                                                                          2013   1.158           1.501               2,134,490
                                                                          2012   1.019           1.158               2,729,010
                                                                          2011   1.018           1.019               3,021,676
                                                                          2010   0.903           1.018               3,640,795
                                                                          2009   0.728           0.903               3,685,979
                                                                          2008   1.121           0.728               1,926,569
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.994           2.108                 849,143
                                                                          2016   1.715           1.994                 908,453
                                                                          2015   1.857           1.715                 998,821
                                                                          2014   1.719           1.857               1,310,820
                                                                          2013   1.325           1.719               1,601,217
                                                                          2012   1.181           1.325               1,833,245
                                                                          2011   1.175           1.181               1,948,062
                                                                          2010   1.096           1.175               2,087,367
                                                                          2009   1.002           1.096               2,324,527
                                                                          2008   1.470           1.002               2,630,179
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/06).................. 2017   1.529           1.689                 742,589
                                                                          2016   1.426           1.529                 837,780
                                                                          2015   1.454           1.426                 981,638
                                                                          2014   1.363           1.454               1,388,954
                                                                          2013   1.166           1.363               1,958,493
                                                                          2012   1.064           1.166               2,414,691
                                                                          2011   1.058           1.064               2,485,648
                                                                          2010   0.978           1.058               2,690,661
                                                                          2009   0.840           0.978               2,944,278
                                                                          2008   1.099           0.840               1,287,130
 BHFTII MFS(R) Value Subaccount (Class E) (4/08)......................... 2017   2.583           2.996                 356,992
                                                                          2016   2.297           2.583                 412,297
                                                                          2015   2.339           2.297                 478,994
                                                                          2014   2.148           2.339                 614,060
                                                                          2013   1.608           2.148                 813,351
                                                                          2012   1.403           1.608                 430,829
                                                                          2011   1.414           1.403                 489,371
                                                                          2010   1.291           1.414                 530,988
                                                                          2009   1.086           1.291                 560,276
                                                                          2008   1.558           1.086                 670,093
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.660           1.888                 874,018
                                                                          2016   1.424           1.660                 988,487
                                                                          2015   1.441           1.424               1,186,325
                                                                          2014   1.468           1.441               1,742,472
                                                                          2013   1.177           1.468               2,660,872
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.206           1.647                 668,474
                                                                          2012   1.032           1.206                 774,871
                                                                          2011   1.062           1.032                 816,568
                                                                          2010   0.924           1.062               1,010,584
                                                                          2009   0.656           0.924               1,247,569
                                                                          2008   1.075           0.656               1,477,950
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   2.156           2.837                 259,925
                                                                          2016   2.155           2.156                 259,286
                                                                          2015   1.978           2.155                 269,589
                                                                          2014   1.844           1.978                 294,863
                                                                          2013   1.461           1.844                 448,394

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 2017   2.733
                                                                                2016   2.489
                                                                                2015   2.467
                                                                                2014   2.350
                                                                                2013   1.655
                                                                                2012   1.451
                                                                                2011   1.452
                                                                                2010   1.095
                                                                                2009   0.802
                                                                                2008   1.220
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.911
                                                                                2008   1.738
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.090
                                                                                2011   1.307
                                                                                2010   1.183
                                                                                2009   1.179
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.047
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.968
                                                                                2013   1.490
                                                                                2012   1.309
                                                                                2011   1.396
                                                                                2010   1.218
                                                                                2009   0.978
                                                                                2008   1.488
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.625
                                                                                2009   1.118
                                                                                2008   2.278
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.411
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.427
                                                                                2010   1.346
                                                                                2009   1.122
                                                                                2008   1.490
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.151
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.269
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.639
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.913
                                                                                2008   1.203
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.064
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.581
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.547
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   2.018
                                                                                2013   1.685
                                                                                2012   1.449
                                                                                2011   1.724
                                                                                2010   1.546
                                                                                2009   1.097
                                                                                2008   2.137
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.263
                                                                                2016   1.273
                                                                                2015   1.298
                                                                                2014   1.256
                                                                                2013   1.318
                                                                                2012   1.306
                                                                                2011   1.238
                                                                                2010   1.184
                                                                                2009   1.116
                                                                                2008   1.085
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.851
                                                                                2008   1.320
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.319



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 3.297                 511,282
                                                                                2.733                 550,477
                                                                                2.489                 703,047
                                                                                2.467               1,047,116
                                                                                2.350               1,307,390
                                                                                1.655               1,496,390
                                                                                1.451               1,628,742
                                                                                1.452               1,597,420
                                                                                1.095               1,727,989
                                                                                0.802               1,789,355
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 1.171                      --
                                                                                0.911                 141,310
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 1.089                      --
                                                                                1.090                      --
                                                                                1.307                 114,924
                                                                                1.183                 141,369
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 1.018                      --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 1.906                      --
                                                                                1.968                 958,933
                                                                                1.490               1,068,575
                                                                                1.309               1,143,843
                                                                                1.396               1,057,133
                                                                                1.218               1,267,287
                                                                                0.978               1,376,316
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 1.743                      --
                                                                                1.625                 452,615
                                                                                1.118                 436,317
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 1.325                      --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 1.604                      --
                                                                                1.427                 197,643
                                                                                1.346                 333,018
                                                                                1.122                 330,813
 Deutsche International Subaccount (Class B) (7/03)............................ 2.060                      --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 1.235                      --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 1.536                      --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 0.921                      --
                                                                                0.913               2,412,619
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 1.026                      --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 1.532                      --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 1.475                      --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 1.998                      --
                                                                                2.018                 237,769
                                                                                1.685                 257,105
                                                                                1.449                 276,182
                                                                                1.724                 303,841
                                                                                1.546                 401,792
                                                                                1.097                 463,205
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 1.260                 159,994
                                                                                1.263                 163,050
                                                                                1.273                 178,991
                                                                                1.298                 222,588
                                                                                1.256                 351,149
                                                                                1.318                 647,067
                                                                                1.306                 652,032
                                                                                1.238                 777,085
                                                                                1.184                 936,747
                                                                                1.116               1,069,071
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 0.853                      --
                                                                                0.851               3,046,571
 Deutsche High Income Subaccount (Class B) (6/03).............................. 1.305                      --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   2.224
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.501
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.581
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.555
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.864
                                                                               2008   1.260
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.047
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.396
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   3.237
                                                                               2016   2.823
                                                                               2015   2.931
                                                                               2014   2.833
                                                                               2013   2.136
                                                                               2012   1.914
                                                                               2011   2.075
                                                                               2010   1.718
                                                                               2009   1.350
                                                                               2008   2.067
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.170
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   1.139
                                                                               2009   0.724
                                                                               2008   1.372
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.869
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.499
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   2.142
                                                                               2016   1.977
                                                                               2015   2.078
                                                                               2014   1.866
                                                                               2013   1.414
                                                                               2012   1.286
                                                                               2011   1.298
                                                                               2010   1.151
                                                                               2009   0.876
                                                                               2008   1.360
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.179



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2.145                      --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 1.441                      --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 1.559                      --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 1.464                      --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 0.868                      --
                                                                               0.864               5,496,146
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 1.052                      --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 1.218                      --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 3.510                 170,924
                                                                               3.237                 189,541
                                                                               2.823                 230,803
                                                                               2.931                 436,323
                                                                               2.833                 546,061
                                                                               2.136                 597,823
                                                                               1.914                 709,430
                                                                               2.075                 740,237
                                                                               1.718                 956,525
                                                                               1.350               1,068,880
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 1.171                      --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 1.179                      --
                                                                               1.139                 525,079
                                                                               0.724                 276,821
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 1.740                      --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 1.472                      --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2.427                     283
                                                                               2.142                   1,081
                                                                               1.977                   1,887
                                                                               2.078                  54,594
                                                                               1.866                  56,181
                                                                               1.414                  57,094
                                                                               1.286                  57,256
                                                                               1.298                  57,633
                                                                               1.151                  57,693
                                                                               0.876                  60,401
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 1.122                      --



                                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2017   1.783           1.918           --
                                                                      2016   1.657           1.783           --
                                                                      2015   1.741           1.657           --
                                                                      2014   1.484           1.741           --
                                                                      2013   1.377           1.484           --
                                                                      2012   1.367           1.377           --
                                                                      2011   1.206           1.367           --
                                                                      2010   1.166           1.206           --
                                                                      2009   1.043           1.166           --
                                                                      2008   1.585           1.043           --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.369
                                                                                       2016   2.430
                                                                                       2015   2.358
                                                                                       2014   2.136
                                                                                       2013   1.629
                                                                                       2012   1.421
                                                                                       2011   1.469
                                                                                       2010   1.329
                                                                                       2009   0.907
                                                                                       2008   1.703
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.531
                                                                                       2016   1.381
                                                                                       2015   1.479
                                                                                       2014   1.472
                                                                                       2013   1.384
                                                                                       2012   1.221
                                                                                       2011   1.226
                                                                                       2010   1.088
                                                                                       2009   0.763
                                                                                       2008   1.029
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.241
                                                                                       2016   1.141
                                                                                       2015   1.358
                                                                                       2014   1.489
                                                                                       2013   1.607
                                                                                       2012   1.387
                                                                                       2011   1.748
                                                                                       2010   1.449
                                                                                       2009   0.880
                                                                                       2008   2.028
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.273
                                                                                       2013   1.095
                                                                                       2012   0.988
                                                                                       2011   1.033
                                                                                       2010   0.935
                                                                                       2009   0.784
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.351
                                                                                       2013   1.102
                                                                                       2012   0.979
                                                                                       2011   1.047
                                                                                       2010   0.932
                                                                                       2009   0.763
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.274
                                                                                       2013   1.146
                                                                                       2012   1.048
                                                                                       2011   1.079
                                                                                       2010   0.987
                                                                                       2009   0.840
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)...................... 2017   1.125
                                                                                       2016   1.167
                                                                                       2015   1.221
                                                                                       2014   1.349
                                                                                       2013   1.162
                                                                                       2012   1.024
                                                                                       2011   1.179
                                                                                       2010   1.088
                                                                                       2009   0.850
                                                                                       2008   1.469
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.984
                                                                                       2012   0.961
                                                                                       2011   1.043
                                                                                       2010   0.872
                                                                                       2009   0.656
                                                                                       2008   1.046



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 3.013                    --
                                                                                       2.369                    --
                                                                                       2.430                    --
                                                                                       2.358                    --
                                                                                       2.136                    --
                                                                                       1.629                    --
                                                                                       1.421                    --
                                                                                       1.469                    --
                                                                                       1.329                    --
                                                                                       0.907                    --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 1.605                65,848
                                                                                       1.531                68,544
                                                                                       1.381                68,544
                                                                                       1.479                72,708
                                                                                       1.472                84,873
                                                                                       1.384                90,386
                                                                                       1.221                90,386
                                                                                       1.226                96,603
                                                                                       1.088                    --
                                                                                       0.763                    --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.553                    --
                                                                                       1.241                    --
                                                                                       1.141                    --
                                                                                       1.358                    --
                                                                                       1.489                    --
                                                                                       1.607                    --
                                                                                       1.387                    --
                                                                                       1.748                    --
                                                                                       1.449                    --
                                                                                       0.880                    --
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 1.269                    --
                                                                                       1.273                    --
                                                                                       1.095                    --
                                                                                       0.988                    --
                                                                                       1.033                    --
                                                                                       0.935                    --
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 1.339                    --
                                                                                       1.351                    --
                                                                                       1.102                    --
                                                                                       0.979                    --
                                                                                       1.047                    --
                                                                                       0.932                    --
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 1.274                    --
                                                                                       1.274                    --
                                                                                       1.146                    --
                                                                                       1.048                    --
                                                                                       1.079                    --
                                                                                       0.987                    --
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)...................... 1.403                    --
                                                                                       1.125                    --
                                                                                       1.167                    --
                                                                                       1.221                    --
                                                                                       1.349                    --
                                                                                       1.162                    --
                                                                                       1.024                    --
                                                                                       1.179                    --
                                                                                       1.088                    --
                                                                                       0.850                    --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 1.062                    --
                                                                                       0.984                    --
                                                                                       0.961                    --
                                                                                       1.043                    --
                                                                                       0.872                    --
                                                                                       0.656                    --

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)             UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2017   1.452           1.931                    --
                                                                           2016   1.489           1.452                    --
                                                                           2015   1.472           1.489                    --
                                                                           2014   1.482           1.472                    --
                                                                           2013   1.198           1.482                    --
                                                                           2012   1.016           1.198                    --
                                                                           2011   1.141           1.016                    --
                                                                           2010   1.063           1.141                    --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2017   1.375           1.375                    --
                                                                           2016   1.348           1.375                    --
                                                                           2015   1.406           1.348                63,070
                                                                           2014   1.384           1.406                63,084
                                                                           2013   1.402           1.384                    --
                                                                           2012   1.294           1.402                    --
                                                                           2011   1.285           1.294                    --
                                                                           2010   1.179           1.285                    --
                                                                           2009   0.913           1.179                    --
                                                                           2008   1.063           0.913                    --
 BHFTI RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.082           1.127                    --
                                                                           2012   0.989           1.082                    --
                                                                           2011   1.130           0.989                    --
                                                                           2010   0.966           1.130                    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   1.430           1.627                    --
                                                                           2016   1.268           1.430                    --
                                                                           2015   1.352           1.268                    --
                                                                           2014   1.227           1.352                    --
                                                                           2013   0.942           1.227                    --
                                                                           2012   0.821           0.942                    --
                                                                           2011   0.879           0.821                    --
                                                                           2010   0.772           0.879                    --
                                                                           2009   0.671           0.772                    --
                                                                           2008   1.017           0.671                    --
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)........... 2017   2.099           2.548                    --
                                                                           2016   2.032           2.099                    --
                                                                           2015   1.958           2.032                    --
                                                                           2014   1.784           1.958                    --
                                                                           2013   1.343           1.784                    --
                                                                           2012   1.214           1.343                    --
                                                                           2011   1.269           1.214                    --
                                                                           2010   1.022           1.269                    --
                                                                           2009   0.722           1.022                    --
                                                                           2008   1.175           0.722                    --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.124           1.208                    --
                                                                           2012   1.090           1.124                    --
                                                                           2011   1.211           1.090                    --
                                                                           2010   0.979           1.211                    --
                                                                           2009   0.684           0.979                    --
                                                                           2008   1.262           0.684                    --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................. 2017   1.069           1.080                    --
                                                                           2016   1.068           1.069                    --
                                                                           2015   1.094           1.068                    --
                                                                           2014   1.053           1.094                    --
                                                                           2013   1.093           1.053                    --
                                                                           2012   1.047           1.093                    --
                                                                           2011   1.013           1.047                    --
                                                                           2010   0.963           1.013                    --
                                                                           2009   0.907           0.963                    --
                                                                           2008   0.966           0.907                    --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....... 2017   1.008           0.987                    --
                                                                           2016   1.035           1.008                    --
                                                                           2015   1.064           1.035                    --
                                                                           2014   1.093           1.064                    --
                                                                           2013   1.124           1.093                    --
                                                                           2012   1.155           1.124                    --
                                                                           2011   1.187           1.155                    --
                                                                           2010   1.221           1.187                    --
                                                                           2009   1.251           1.221                    --
                                                                           2008   1.256           1.251                    --

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 2017   1.233
                                                                                 2016   1.195
                                                                                 2015   1.241
                                                                                 2014   1.218
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 2017   1.240
                                                                                 2016   1.190
                                                                                 2015   1.239
                                                                                 2014   1.207
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 2017   1.230
                                                                                 2016   1.169
                                                                                 2015   1.222
                                                                                 2014   1.184
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 2017   1.425
                                                                                 2016   1.372
                                                                                 2015   1.379
                                                                                 2014   1.285
                                                                                 2013   1.098
                                                                                 2012   1.007
                                                                                 2011   0.999
                                                                                 2010   0.940
                                                                                 2009   0.825
                                                                                 2008   1.061
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2017   1.427
                                                                                 2016   1.370
                                                                                 2015   1.378
                                                                                 2014   1.284
                                                                                 2013   0.990
                                                                                 2012   0.903
                                                                                 2011   0.970
                                                                                 2010   0.892
                                                                                 2009   0.697
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 2013   0.972
                                                                                 2012   0.865
                                                                                 2011   0.950
                                                                                 2010   0.854
                                                                                 2009   0.723
                                                                                 2008   1.122
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)..................... 2017   1.582
                                                                                 2016   1.546
                                                                                 2015   1.549
                                                                                 2014   1.436
                                                                                 2013   1.216
 BHFTII Jennison Growth Subaccount (Class B) (4/14)............................. 2017   1.307
                                                                                 2016   1.345
                                                                                 2015   1.251
                                                                                 2014   1.117
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)......................... 2017   1.591
                                                                                 2016   1.468
                                                                                 2015   1.495
                                                                                 2014   1.359
                                                                                 2013   1.061
                                                                                 2012   0.945
                                                                                 2011   0.955
                                                                                 2010   0.858
                                                                                 2009   0.700
                                                                                 2008   1.086
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)...................... 2017   1.309
                                                                                 2016   1.140
                                                                                 2015   1.248
                                                                                 2014   1.170
                                                                                 2013   0.913
                                                                                 2012   0.823
                                                                                 2011   0.829
                                                                                 2010   0.782
                                                                                 2009   0.724
                                                                                 2008   1.071



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 1.327                     --
                                                                                 1.233                     --
                                                                                 1.195                     --
                                                                                 1.241                     --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 1.385                 42,945
                                                                                 1.240                 48,208
                                                                                 1.190                 50,964
                                                                                 1.239                 59,054
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 1.426                313,459
                                                                                 1.230                321,840
                                                                                 1.169                339,631
                                                                                 1.222                580,281
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 1.592                     --
                                                                                 1.425                     --
                                                                                 1.372                     --
                                                                                 1.379                     --
                                                                                 1.285                     --
                                                                                 1.098                     --
                                                                                 1.007                     --
                                                                                 0.999                     --
                                                                                 0.940                     --
                                                                                 0.825                     --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 1.649                     --
                                                                                 1.427                     --
                                                                                 1.370                     --
                                                                                 1.378                     --
                                                                                 1.284                     --
                                                                                 0.990                     --
                                                                                 0.903                     --
                                                                                 0.970                     --
                                                                                 0.892                     --
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 1.065                     --
                                                                                 0.972                     --
                                                                                 0.865                     --
                                                                                 0.950                     --
                                                                                 0.854                     --
                                                                                 0.723                     --
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)..................... 1.923                     --
                                                                                 1.582                     --
                                                                                 1.546                     --
                                                                                 1.549                     --
                                                                                 1.436                     --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)............................. 1.742                     --
                                                                                 1.307                     --
                                                                                 1.345                     --
                                                                                 1.251                     --
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)......................... 1.876                     --
                                                                                 1.591                     --
                                                                                 1.468                     --
                                                                                 1.495                     --
                                                                                 1.359                     --
                                                                                 1.061                     --
                                                                                 0.945                     --
                                                                                 0.955                     --
                                                                                 0.858                     --
                                                                                 0.700                     --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)...................... 1.368                     --
                                                                                 1.309                     --
                                                                                 1.140                     --
                                                                                 1.248                     --
                                                                                 1.170                     --
                                                                                 0.913                     --
                                                                                 0.823                     --
                                                                                 0.829                     --
                                                                                 0.782                     --
                                                                                 0.724                     --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/06).................. 2017   1.345           1.468                 68,512
                                                                          2016   1.269           1.345                 70,909
                                                                          2015   1.310           1.269                 70,915
                                                                          2014   1.243           1.310                 74,619
                                                                          2013   1.076           1.243                 85,427
                                                                          2012   0.994           1.076                103,998
                                                                          2011   1.000           0.994                104,005
                                                                          2010   0.936           1.000                110,565
                                                                          2009   0.813           0.936                110,574
                                                                          2008   1.077           0.813                110,583
 BHFTII MFS(R) Value Subaccount (Class E) (4/08)......................... 2017   1.768           2.027                     --
                                                                          2016   1.592           1.768                     --
                                                                          2015   1.640           1.592                     --
                                                                          2014   1.524           1.640                     --
                                                                          2013   1.155           1.524                     --
                                                                          2012   1.020           1.155                     --
                                                                          2011   1.040           1.020                     --
                                                                          2010   0.961           1.040                     --
                                                                          2009   0.819           0.961                     --
                                                                          2008   1.183           0.819                     --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.444           1.623                     --
                                                                          2016   1.254           1.444                     --
                                                                          2015   1.284           1.254                     --
                                                                          2014   1.324           1.284                     --
                                                                          2013   1.070           1.324                     --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.113           1.502                     --
                                                                          2012   0.964           1.113                     --
                                                                          2011   1.004           0.964                     --
                                                                          2010   0.884           1.004                     --
                                                                          2009   0.635           0.884                     --
                                                                          2008   1.050           0.635                     --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.599           2.080                     --
                                                                          2016   1.618           1.599                     --
                                                                          2015   1.503           1.618                     --
                                                                          2014   1.418           1.503                     --
                                                                          2013   1.133           1.418                     --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   1.909           2.276                     --
                                                                          2016   1.760           1.909                     --
                                                                          2015   1.766           1.760                     --
                                                                          2014   1.702           1.766                     --
                                                                          2013   1.213           1.702                     --
                                                                          2012   1.076           1.213                     --
                                                                          2011   1.090           1.076                     --
                                                                          2010   0.832           1.090                     --
                                                                          2009   0.617           0.832                     --
                                                                          2008   0.946           0.617                     --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.596           0.757                     --
                                                                          2008   1.150           0.596                     --
 Credit Suisse International Equity Flex III Subaccount (12/09).......... 2012   0.689           0.689                     --
                                                                          2011   0.834           0.689                     --
                                                                          2010   0.764           0.834                     --
                                                                          2009   0.763           0.764                     --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................... 2008   1.015           0.984                     --
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................... 2014   1.503           1.449                     --
                                                                          2013   1.151           1.503                     --
                                                                          2012   1.023           1.151                     --
                                                                          2011   1.105           1.023                     --
                                                                          2010   0.976           1.105                     --
                                                                          2009   0.793           0.976                     --
                                                                          2008   1.221           0.793                     --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............... 2010   0.988           1.056                     --
                                                                          2009   0.688           0.988                     --
                                                                          2008   1.419           0.688                     --
 Deutsche Growth & Income Subaccount (Class B) (6/03).................... 2008   1.118           0.671                     --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.122
                                                                                2010   1.071
                                                                                2009   0.904
                                                                                2008   1.215
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.531
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.097
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.203
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.819
                                                                                2008   1.092
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.002
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.185
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.132
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.346
                                                                                2013   1.137
                                                                                2012   0.990
                                                                                2011   1.192
                                                                                2010   1.082
                                                                                2009   0.776
                                                                                2008   1.531
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.073
                                                                                2016   1.095
                                                                                2015   1.129
                                                                                2014   1.106
                                                                                2013   1.175
                                                                                2012   1.179
                                                                                2011   1.130
                                                                                2010   1.094
                                                                                2009   1.044
                                                                                2008   1.027
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.741
                                                                                2008   1.164
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.042
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.536
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.186
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.206
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.250
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.765
                                                                                2008   1.128
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.030
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.087
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2017   1.826
                                                                                2016   1.611
                                                                                2015   1.694
                                                                                2014   1.657
                                                                                2013   1.264
                                                                                2012   1.146
                                                                                2011   1.258
                                                                                2010   1.054
                                                                                2009   0.838
                                                                                2008   1.299
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.064
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.919
                                                                                2009   0.591
                                                                                2008   1.134
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.366
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 2008   1.103



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 1.257           --
                                                                                1.122           --
                                                                                1.071           --
                                                                                0.904           --
 Deutsche International Subaccount (Class B) (7/03)............................ 1.460           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 1.062           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 1.123           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 0.823           --
                                                                                0.819           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 0.963           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 1.144           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 1.075           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 1.327           --
                                                                                1.346           --
                                                                                1.137           --
                                                                                0.990           --
                                                                                1.192           --
                                                                                1.082           --
                                                                                0.776           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 1.058           --
                                                                                1.073           --
                                                                                1.095           --
                                                                                1.129           --
                                                                                1.106           --
                                                                                1.175           --
                                                                                1.179           --
                                                                                1.130           --
                                                                                1.094           --
                                                                                1.044           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 0.740           --
                                                                                0.741           --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 1.027           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 1.476           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 1.135           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 1.185           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 1.172           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 0.765           --
                                                                                0.765           --
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 1.031           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 0.944           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 1.956           --
                                                                                1.826           --
                                                                                1.611           --
                                                                                1.694           --
                                                                                1.657           --
                                                                                1.264           --
                                                                                1.146           --
                                                                                1.258           --
                                                                                1.054           --
                                                                                0.838           --
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 1.061           --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 0.947           --
                                                                                0.919           --
                                                                                0.591           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 1.267           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 1.078           --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.600
                                                                               2016   1.494
                                                                               2015   1.590
                                                                               2014   1.444
                                                                               2013   1.108
                                                                               2012   1.020
                                                                               2011   1.041
                                                                               2010   0.934
                                                                               2009   0.720
                                                                               2008   1.131
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.147



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 1.791           --
                                                                               1.600           --
                                                                               1.494           --
                                                                               1.590           --
                                                                               1.444           --
                                                                               1.108           --
                                                                               1.020           --
                                                                               1.041           --
                                                                               0.934           --
                                                                               0.720           --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 1.087           --

Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and the Trust were renamed.


          FORMER NAME                                  NEW NAME
------------------------------ ---------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST II     BRIGHTHOUSE FUNDS TRUST II
 BlackRock Large Cap Value     MFS Value Portfolio II
 Portfolio
UNDERLYING FUND MERGERSThe following former Underlying Funds merged with and into the new
Underlying Funds:
FORMER UNDERLYING FUND/TRUST   NEW UNDERLYING FUND/TRUST
BRIGHTHOUSE FUNDS TRUST II     BRIGHTHOUSE FUNDS TRUST II
 BlackRock Large Cap Value     MFS Value Portfolio
 Portfolio






                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 30, 2018 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


BLIC-Book-70-71-75

                            PIONEER ANNUISTAR PLUS
                           PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 30, 2018



                                      FOR


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by Brighthouse Life Insurance Company (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

Brighthouse Life Insurance Company, Annuity Investor Services, P.O. Box 103666,

Des Moines, IA 50306-0366 or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------


























                                                              BLIC-Book-70-71-75

                               TABLE OF CONTENTS


                                                                     PAGE
                                                                    -----
THE INSURANCE COMPANY..............................................    2
PRINCIPAL UNDERWRITER..............................................    2
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT..................    3
VALUATION OF ASSETS................................................    3
   Funding Options.................................................    3
   The Contract Value..............................................    3
   Accumulation Unit Value.........................................    3
   Annuity Unit Value..............................................    4
   Calculation Of Money Market Yield...............................    4
FEDERAL TAX CONSIDERATIONS.........................................    4
   Mandatory Distributions for Qualified Plans.....................    4
   Nonqualified Annuity Contracts..................................    5
   Individual Retirement Annuities.................................    5
   Simple Plan IRA Form............................................    6
   Roth IRAs.......................................................    6
   Qualified Pension and Profit-Sharing Plans......................    6
   Section-403(b) Plans............................................    6
   Federal Income Tax Withholding..................................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................    7
CUSTODIAN..........................................................    8
CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Plus..........    9
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Plus........   95
CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Reward.........  235
FINANCIAL STATEMENTS...............................................    1

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.


- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC (Brighthouse Securities) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc..

               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.


The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2017........$599,512,866                    $0
 2016........$568,161,672                    $0
 2015........$568,720,128                    $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2018, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $55,000 for 2018 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2018 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2018 is $55,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,500 in 2018. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS


Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,500 in 2018).


Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



                                   CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                       CONDENSED FINANCIAL INFORMATION --
                             Pioneer AnnuiStar Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.716       1.695            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   2.116       2.242       673,511
                                                                                       2016   1.888       2.116       827,967
                                                                                       2015   2.002       1.888       910,708
                                                                                       2014   1.971       2.002     1,834,885
                                                                                       2013   1.834       1.971     2,358,476
                                                                                       2012   1.601       1.834     2,645,733
                                                                                       2011   1.591       1.601     3,349,072
                                                                                       2010   1.506       1.591     4,637,994
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.270       2.864       204,047
                                                                                       2016   2.071       2.270       226,251
                                                                                       2015   2.444       2.071       316,170
                                                                                       2014   2.574       2.444       334,877
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.880       0.836            --
                                                                                       2008   1.563       0.880       640,456
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.502       2.903       581,942
                                                                                       2016   2.169       2.502       664,479
                                                                                       2015   2.347       2.169       795,806
                                                                                       2014   2.208       2.347     1,521,173
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.885       2.376       268,630
                                                                                       2016   1.935       1.885       306,702
                                                                                       2015   2.003       1.935       390,591
                                                                                       2014   2.190       2.003       489,759
                                                                                       2013   1.868       2.190       601,754
                                                                                       2012   1.628       1.868       783,632
                                                                                       2011   1.855       1.628       946,241
                                                                                       2010   1.693       1.855       995,566
                                                                                       2009   1.309       1.693     1,210,101
                                                                                       2008   2.310       1.309     1,266,452
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.066       1.155            --
                                                                                       2012   1.030       1.066     1,035,971
                                                                                       2011   1.106       1.030     1,552,496
                                                                                       2010   0.915       1.106     1,164,583
                                                                                       2009   0.681       0.915     1,410,554
                                                                                       2008   1.079       0.681     1,654,478
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.886       0.996            --
                                                                                       2011   0.914       0.886     1,142,295
                                                                                       2010   0.850       0.914     1,867,475
                                                                                       2009   0.601       0.850     1,990,724
                                                                                       2008   1.132       0.601     1,893,499
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.363       1.833       283,216
                                                                                       2016   1.383       1.363       364,897
                                                                                       2015   1.354       1.383       484,558
                                                                                       2014   1.348       1.354       524,584
                                                                                       2013   1.079       1.348       721,443
                                                                                       2012   0.906       1.079       966,316
                                                                                       2011   1.006       0.906     1,385,545
                                                                                       2010   0.882       1.006     1,039,092
                                                                                       2009   0.642       0.882     1,132,132
                                                                                       2008   1.098       0.642     1,117,678
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.548       1.590     1,241,989

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.534
                                                                                           2015   1.561
                                                                                           2014   1.523
                                                                                           2013   1.580
                                                                                           2012   1.471
                                                                                           2011   1.479
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2017   2.087
                                                                                           2016   2.076
                                                                                           2015   2.117
                                                                                           2014   1.941
                                                                                           2013   1.487
                                                                                           2012   1.371
                                                                                           2011   1.559
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 2017   1.639
                                                                                           2016   1.601
                                                                                           2015   1.653
                                                                                           2014   1.610
                                                                                           2013   1.614
                                                                                           2012   1.474
                                                                                           2011   1.449
                                                                                           2010   1.315
                                                                                           2009   1.076
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2017   2.410
                                                                                           2016   2.112
                                                                                           2015   2.226
                                                                                           2014   2.042
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.840
                                                                                           2016   1.873
                                                                                           2015   1.796
                                                                                           2014   1.680
                                                                                           2013   1.274
                                                                                           2012   1.135
                                                                                           2011   1.270
                                                                                           2010   1.080
                                                                                           2009   0.859
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.945
                                                                                           2016   0.958
                                                                                           2015   0.974
                                                                                           2014   0.991
                                                                                           2013   1.008
                                                                                           2012   1.025
                                                                                           2011   1.043
                                                                                           2010   1.060
                                                                                           2009   1.074
                                                                                           2008   1.062
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.388
                                                                                           2016   1.318
                                                                                           2015   1.358
                                                                                           2014   1.313
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.376
                                                                                           2016   1.294
                                                                                           2015   1.339
                                                                                           2014   1.288
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   2.077
                                                                                           2016   2.045
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.462
                                                                                           2016   1.489
                                                                                           2015   1.370
                                                                                           2014   1.281
                                                                                           2013   0.953
                                                                                           2012   0.990
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.505



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.548     1,439,709
                                                                                           1.534     2,005,382
                                                                                           1.561     2,026,076
                                                                                           1.523     2,619,325
                                                                                           1.580     3,622,366
                                                                                           1.471     3,608,642
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2.087            --
                                                                                           2.087            --
                                                                                           2.076       533,790
                                                                                           2.117       619,637
                                                                                           1.941       781,977
                                                                                           1.487       981,367
                                                                                           1.371     1,092,693
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 1.639            --
                                                                                           1.639            --
                                                                                           1.601     1,518,418
                                                                                           1.653     2,083,789
                                                                                           1.610     2,234,701
                                                                                           1.614     3,344,425
                                                                                           1.474     3,488,992
                                                                                           1.449     3,975,737
                                                                                           1.315     3,529,247
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2.774        85,003
                                                                                           2.410        99,874
                                                                                           2.112       156,171
                                                                                           2.226       210,276
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.420       206,088
                                                                                           1.840       255,953
                                                                                           1.873       283,709
                                                                                           1.796       350,656
                                                                                           1.680       665,666
                                                                                           1.274       692,898
                                                                                           1.135       546,870
                                                                                           1.270       612,051
                                                                                           1.080       642,109
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.937     1,860,721
                                                                                           0.945     2,409,055
                                                                                           0.958     3,059,290
                                                                                           0.974     3,751,727
                                                                                           0.991     4,109,096
                                                                                           1.008     3,666,525
                                                                                           1.025     5,482,238
                                                                                           1.043     5,587,121
                                                                                           1.060     6,098,592
                                                                                           1.074     6,523,177
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.565     2,113,463
                                                                                           1.388     2,746,927
                                                                                           1.318     3,216,728
                                                                                           1.358     3,767,750
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.612     6,375,965
                                                                                           1.376     7,792,104
                                                                                           1.294     8,186,060
                                                                                           1.339     7,659,886
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.426       678,428
                                                                                           2.077       754,695
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.969       524,663
                                                                                           1.462       876,120
                                                                                           1.489     1,014,498
                                                                                           1.370     1,098,593
                                                                                           1.281       741,393
                                                                                           0.953     1,089,199
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.660       559,219

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.405       1.505       502,297
                                                                                   2015   1.435       1.405       563,358
                                                                                   2014   1.347       1.435       668,716
                                                                                   2013   1.154       1.347     1,019,020
                                                                                   2012   1.055       1.154       990,558
                                                                                   2011   1.050       1.055       658,086
                                                                                   2010   0.973       1.050       744,405
                                                                                   2009   0.837       0.973       854,064
                                                                                   2008   1.096       0.837       849,720
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2017   1.407       1.627       242,576
                                                                                   2016   1.255       1.407       291,611
                                                                                   2015   1.281       1.255       378,064
                                                                                   2014   1.178       1.281       653,884
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2017   1.631       1.852       276,612
                                                                                   2016   1.402       1.631       346,019
                                                                                   2015   1.420       1.402       370,151
                                                                                   2014   1.449       1.420       456,531
                                                                                   2013   1.163       1.449       751,813
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   2.460       2.916       403,447
                                                                                   2016   2.156       2.460       490,797
                                                                                   2015   2.276       2.156       610,339
                                                                                   2014   2.130       2.276     1,233,019
                                                                                   2013   1.670       2.130     1,549,633
                                                                                   2012   1.518       1.670     1,339,737
                                                                                   2011   1.456       1.518     1,487,186
                                                                                   2010   1.228       1.456     1,607,970
                                                                                   2009   1.064       1.228     1,803,458
                                                                                   2008   1.485       1.064     2,060,106
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   2.527       3.016       165,547
                                                                                   2016   2.468       2.527       195,750
                                                                                   2015   2.578       2.468       229,625
                                                                                   2014   2.440       2.578       301,912
                                                                                   2013   1.797       2.440       716,306
                                                                                   2012   1.649       1.797       622,737
                                                                                   2011   1.762       1.649       529,110
                                                                                   2010   1.404       1.762       640,878
                                                                                   2009   0.995       1.404       931,058
                                                                                   2008   1.760       0.995       712,714
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   2.011       2.307       351,035
                                                                                   2016   1.909       2.011       452,122
                                                                                   2015   2.076       1.909       532,214
                                                                                   2014   2.376       2.076       487,743
                                                                                   2013   1.966       2.376       615,482
                                                                                   2012   1.691       1.966       765,025
                                                                                   2011   1.925       1.691       840,062
                                                                                   2010   1.806       1.925       947,057
                                                                                   2009   1.340       1.806     1,095,082
                                                                                   2008   2.287       1.340     1,288,407
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.812       3.207       541,418
                                                                                   2016   2.834       2.812       549,531
                                                                                   2015   2.940       2.834       602,009
                                                                                   2014   2.490       2.940       870,372
                                                                                   2013   1.719       2.490     1,008,853
                                                                                   2012   1.476       1.719       951,857
                                                                                   2011   1.469       1.476       930,740
                                                                                   2010   1.198       1.469       926,504
                                                                                   2009   0.908       1.198       977,548
                                                                                   2008   1.555       0.908     1,155,285
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.029       2.039            --
                                                                                   2013   1.562       2.029       205,488
                                                                                   2012   1.382       1.562       267,392
                                                                                   2011   1.498       1.382       588,539
                                                                                   2010   1.307       1.498       311,817
                                                                                   2009   1.028       1.307       347,212
                                                                                   2008   1.648       1.028       340,472
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   2.009       2.351       158,382

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.781       2.009        100,051
                                                                                2015   1.895       1.781        130,767
                                                                                2014   1.699       1.895        279,363
                                                                                2013   1.375       1.699        321,149
                                                                                2012   1.226       1.375        383,733
                                                                                2011   1.158       1.226        376,513
                                                                                2010   1.050       1.158        392,605
                                                                                2009   0.871       1.050        504,588
                                                                                2008   1.362       0.871        481,115
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.314       1.342             --
                                                                                2010   1.226       1.314      2,223,383
                                                                                2009   1.063       1.226      2,349,989
                                                                                2008   1.091       1.063      2,636,593
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.379       1.373             --
                                                                                2013   1.091       1.379        602,717
                                                                                2012   1.003       1.091        679,705
                                                                                2011   1.059       1.003        708,463
                                                                                2010   0.986       1.059      1,032,157
                                                                                2009   0.867       0.986      1,121,183
                                                                                2008   1.307       0.867      1,130,419
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.462       1.563             --
                                                                                2010   1.285       1.462      1,541,083
                                                                                2009   1.046       1.285      1,591,645
                                                                                2008   1.622       1.046      2,383,927
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.742       0.740             --
                                                                                2008   1.149       0.742        675,547
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.341       1.437             --
                                                                                2009   0.852       1.341      3,645,973
                                                                                2008   1.347       0.852      3,496,517
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.746       0.714             --
                                                                                2008   1.261       0.746        992,279
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.694       0.730             --
                                                                                2008   1.384       0.694        293,642
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.229       1.123             --
                                                                                2008   2.280       1.229        361,746
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.758       0.780             --
                                                                                2008   1.250       0.758        973,513
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.086       1.036             --
                                                                                2008   1.784       1.086        660,933
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.122       1.186             --
                                                                                2008   1.292       1.122      2,920,242
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.807       2.763             --
                                                                                2013   2.919       2.807        320,558
                                                                                2012   2.660       2.919        359,481
                                                                                2011   3.541       2.660        369,502
                                                                                2010   3.116       3.541        423,735
                                                                                2009   1.821       3.116        652,839
                                                                                2008   4.443       1.821        675,821
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.160       2.206         11,267
                                                                                2013   1.705       2.160      1,301,128
                                                                                2012   1.577       1.705      1,615,026
                                                                                2011   1.517       1.577      1,766,801
                                                                                2010   1.294       1.517      2,265,325
                                                                                2009   1.156       1.294      1,866,028
                                                                                2008   1.691       1.156      2,352,893
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.411       1.427         43,872
                                                                                2013   1.203       1.411      6,803,644
                                                                                2012   1.094       1.203      7,016,789
                                                                                2011   1.150       1.094      7,129,442
                                                                                2010   1.020       1.150      7,392,952
                                                                                2009   0.782       1.020     10,001,591
                                                                                2008   1.225       0.782      9,454,379

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.402       1.420            --
                                                                              2013   1.227       1.402     1,942,440
                                                                              2012   1.119       1.227     2,367,909
                                                                              2011   1.162       1.119     2,436,653
                                                                              2010   1.037       1.162     2,815,655
                                                                              2009   0.803       1.037     3,514,179
                                                                              2008   1.185       0.803     3,257,139
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.783       3.088       326,892
                                                                              2016   2.435       2.783       425,025
                                                                              2015   2.645       2.435       510,770
                                                                              2014   2.343       2.645       649,872
                                                                              2013   1.795       2.343       710,473
                                                                              2012   1.648       1.795       864,966
                                                                              2011   1.780       1.648       878,393
                                                                              2010   1.536       1.780     1,320,447
                                                                              2009   1.247       1.536     1,411,722
                                                                              2008   1.915       1.247     1,617,083
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.377       3.430       224,307
                                                                              2016   3.246       3.377       238,628
                                                                              2015   3.159       3.246       278,837
                                                                              2014   2.461       3.159       379,171
                                                                              2013   2.465       2.461       483,842
                                                                              2012   2.160       2.465       546,417
                                                                              2011   2.002       2.160       606,176
                                                                              2010   1.584       2.002     1,040,392
                                                                              2009   1.225       1.584       773,641
                                                                              2008   2.021       1.225     1,196,569





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.712       1.691           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   2.102       2.226        1,318
                                                                                       2016   1.877       2.102        1,327
                                                                                       2015   1.990       1.877        5,344
                                                                                       2014   1.961       1.990        5,357
                                                                                       2013   1.825       1.961        6,872
                                                                                       2012   1.594       1.825        6,767
                                                                                       2011   1.585       1.594       42,847
                                                                                       2010   1.501       1.585       55,333
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.255       2.843        7,193
                                                                                       2016   2.058       2.255        7,455
                                                                                       2015   2.430       2.058        7,040
                                                                                       2014   2.559       2.430        6,603
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.878       0.833           --
                                                                                       2008   1.560       0.878        7,544
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.484       2.881       10,631
                                                                                       2016   2.155       2.484       10,811
                                                                                       2015   2.333       2.155       22,052
                                                                                       2014   2.195       2.333       22,981
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.872       2.358           --
                                                                                       2016   1.922       1.872           --
                                                                                       2015   1.992       1.922           --
                                                                                       2014   2.178       1.992           --
                                                                                       2013   1.859       2.178        2,733
                                                                                       2012   1.621       1.859        2,766
                                                                                       2011   1.847       1.621       34,707
                                                                                       2010   1.687       1.847       36,846
                                                                                       2009   1.305       1.687       34,464
                                                                                       2008   2.305       1.305       34,716

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   1.062       1.150            --
                                                                           2012   1.026       1.062        24,430
                                                                           2011   1.103       1.026        71,521
                                                                           2010   0.913       1.103        53,698
                                                                           2009   0.680       0.913        55,873
                                                                           2008   1.077       0.680        70,366
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2012   0.884       0.993            --
                                                                           2011   0.912       0.884        21,859
                                                                           2010   0.848       0.912        21,838
                                                                           2009   0.601       0.848        28,698
                                                                           2008   1.131       0.601        42,720
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.356       1.822         3,349
                                                                           2016   1.377       1.356         3,552
                                                                           2015   1.348       1.377         3,776
                                                                           2014   1.343       1.348         4,006
                                                                           2013   1.075       1.343        20,894
                                                                           2012   0.903       1.075        31,670
                                                                           2011   1.003       0.903        31,119
                                                                           2010   0.881       1.003        65,345
                                                                           2009   0.641       0.881        73,125
                                                                           2008   1.098       0.641        51,946
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2017   1.537       1.579        12,148
                                                                           2016   1.525       1.537        12,673
                                                                           2015   1.551       1.525        32,810
                                                                           2014   1.515       1.551        34,053
                                                                           2013   1.572       1.515        35,269
                                                                           2012   1.464       1.572        41,367
                                                                           2011   1.473       1.464        42,041
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2017   2.073       2.073            --
                                                                           2016   2.063       2.073            --
                                                                           2015   2.104       2.063         8,835
                                                                           2014   1.930       2.104         8,844
                                                                           2013   1.480       1.930         8,869
                                                                           2012   1.365       1.480        54,885
                                                                           2011   1.553       1.365        61,717
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2017   1.629       1.629            --
                                                                           2016   1.591       1.629            --
                                                                           2015   1.643       1.591        70,709
                                                                           2014   1.601       1.643        75,307
                                                                           2013   1.607       1.601       105,243
                                                                           2012   1.467       1.607       103,366
                                                                           2011   1.443       1.467       106,753
                                                                           2010   1.311       1.443       178,038
                                                                           2009   1.073       1.311       180,500
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   2.394       2.754            --
                                                                           2016   2.099       2.394            --
                                                                           2015   2.213       2.099            --
                                                                           2014   2.031       2.213         3,160
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.828       2.402            --
                                                                           2016   1.861       1.828            --
                                                                           2015   1.785       1.861            --
                                                                           2014   1.670       1.785            --
                                                                           2013   1.268       1.670            --
                                                                           2012   1.130       1.268            --
                                                                           2011   1.265       1.130         1,102
                                                                           2010   1.076       1.265         1,105
                                                                           2009   0.857       1.076         1,538
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.938       0.930         9,745
                                                                           2016   0.951       0.938         9,180
                                                                           2015   0.968       0.951        10,455
                                                                           2014   0.985       0.968        17,937
                                                                           2013   1.003       0.985        40,108
                                                                           2012   1.020       1.003        29,001
                                                                           2011   1.038       1.020        30,614
                                                                           2010   1.057       1.038        33,546
                                                                           2009   1.071       1.057        27,446
                                                                           2008   1.059       1.071        21,460

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.380
                                                                                           2016   1.311
                                                                                           2015   1.352
                                                                                           2014   1.308
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.368
                                                                                           2016   1.288
                                                                                           2015   1.333
                                                                                           2014   1.283
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   2.063
                                                                                           2016   2.032
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.454
                                                                                           2016   1.482
                                                                                           2015   1.364
                                                                                           2014   1.277
                                                                                           2013   0.950
                                                                                           2012   0.990
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.497
                                                                                           2016   1.399
                                                                                           2015   1.429
                                                                                           2014   1.342
                                                                                           2013   1.150
                                                                                           2012   1.052
                                                                                           2011   1.048
                                                                                           2010   0.971
                                                                                           2009   0.835
                                                                                           2008   1.095
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.405
                                                                                           2016   1.253
                                                                                           2015   1.280
                                                                                           2014   1.178
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.622
                                                                                           2016   1.394
                                                                                           2015   1.413
                                                                                           2014   1.443
                                                                                           2013   1.158
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   2.443
                                                                                           2016   2.143
                                                                                           2015   2.263
                                                                                           2014   2.118
                                                                                           2013   1.662
                                                                                           2012   1.511
                                                                                           2011   1.450
                                                                                           2010   1.224
                                                                                           2009   1.061
                                                                                           2008   1.481
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2017   2.510
                                                                                           2016   2.452
                                                                                           2015   2.563
                                                                                           2014   2.427
                                                                                           2013   1.788
                                                                                           2012   1.641
                                                                                           2011   1.755
                                                                                           2010   1.400
                                                                                           2009   0.992
                                                                                           2008   1.756
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2017   1.997
                                                                                           2016   1.896
                                                                                           2015   2.064
                                                                                           2014   2.364
                                                                                           2013   1.956
                                                                                           2012   1.684
                                                                                           2011   1.917
                                                                                           2010   1.800
                                                                                           2009   1.336
                                                                                           2008   2.281
Legg Mason Partners Variable Equity Trust



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.556      183,053
                                                                                           1.380      187,692
                                                                                           1.311      187,781
                                                                                           1.352      166,280
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.602      818,892
                                                                                           1.368      820,436
                                                                                           1.288      830,818
                                                                                           1.333      789,381
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.409        8,972
                                                                                           2.063        8,991
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.957        5,571
                                                                                           1.454        5,849
                                                                                           1.482        6,156
                                                                                           1.364        6,471
                                                                                           1.277       20,960
                                                                                           0.950       21,169
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.650           --
                                                                                           1.497           --
                                                                                           1.399           --
                                                                                           1.429           --
                                                                                           1.342       14,470
                                                                                           1.150       14,363
                                                                                           1.052       14,681
                                                                                           1.048       14,956
                                                                                           0.971       36,117
                                                                                           0.835       21,253
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.623          415
                                                                                           1.405          448
                                                                                           1.253          760
                                                                                           1.280          785
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.841        1,497
                                                                                           1.622        1,588
                                                                                           1.394       16,983
                                                                                           1.413       18,093
                                                                                           1.443       28,615
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.895        1,411
                                                                                           2.443        1,476
                                                                                           2.143       16,667
                                                                                           2.263       17,520
                                                                                           2.118       29,136
                                                                                           1.662       29,824
                                                                                           1.511       31,062
                                                                                           1.450       18,341
                                                                                           1.224       20,642
                                                                                           1.061       27,260
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2.994        6,228
                                                                                           2.510        6,345
                                                                                           2.452        6,474
                                                                                           2.563        6,606
                                                                                           2.427        6,737
                                                                                           1.788        9,033
                                                                                           1.641       11,746
                                                                                           1.755       27,201
                                                                                           1.400       31,064
                                                                                           0.992       33,690
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2.290           --
                                                                                           1.997           --
                                                                                           1.896           --
                                                                                           2.064           --
                                                                                           2.364           --
                                                                                           1.956           --
                                                                                           1.684          984
                                                                                           1.917          987
                                                                                           1.800        1,510
                                                                                           1.336        9,765
Legg Mason Partners Variable Equity Trust

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.793       3.183         3,376
                                                                                   2016   2.816       2.793         3,312
                                                                                   2015   2.922       2.816         3,345
                                                                                   2014   2.477       2.922         3,551
                                                                                   2013   1.710       2.477         4,418
                                                                                   2012   1.469       1.710         4,678
                                                                                   2011   1.464       1.469         5,957
                                                                                   2010   1.194       1.464         6,187
                                                                                   2009   0.906       1.194         6,165
                                                                                   2008   1.551       0.906        13,135
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.018       2.028            --
                                                                                   2013   1.554       2.018         3,164
                                                                                   2012   1.376       1.554         4,141
                                                                                   2011   1.492       1.376         6,035
                                                                                   2010   1.302       1.492         9,080
                                                                                   2009   1.025       1.302        13,063
                                                                                   2008   1.644       1.025         3,191
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.995       2.334            --
                                                                                   2016   1.769       1.995            --
                                                                                   2015   1.884       1.769         3,716
                                                                                   2014   1.690       1.884         3,720
                                                                                   2013   1.368       1.690         3,725
                                                                                   2012   1.221       1.368         5,848
                                                                                   2011   1.153       1.221         5,864
                                                                                   2010   1.047       1.153         5,882
                                                                                   2009   0.869       1.047         5,902
                                                                                   2008   1.359       0.869         7,477
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.311       1.340            --
                                                                                   2010   1.225       1.311        20,800
                                                                                   2009   1.063       1.225        34,898
                                                                                   2008   1.091       1.063        10,384
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.373       1.367            --
                                                                                   2013   1.086       1.373           709
                                                                                   2012   1.000       1.086           793
                                                                                   2011   1.056       1.000           933
                                                                                   2010   0.984       1.056           922
                                                                                   2009   0.865       0.984        22,442
                                                                                   2008   1.305       0.865         1,353
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.456       1.556            --
                                                                                   2010   1.281       1.456        94,319
                                                                                   2009   1.043       1.281       104,214
                                                                                   2008   1.618       1.043       174,721
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.741       0.739            --
                                                                                   2008   1.148       0.741        24,093
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.337       1.432            --
                                                                                   2009   0.850       1.337        19,357
                                                                                   2008   1.344       0.850        23,949
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.745       0.712            --
                                                                                   2008   1.259       0.745       179,685
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.692       0.728            --
                                                                                   2008   1.381       0.692        27,780
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.226       1.120            --
                                                                                   2008   2.274       1.226        45,621
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.756       0.778            --
                                                                                   2008   1.248       0.756        30,381
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.083       1.032            --
                                                                                   2008   1.780       1.083        48,013
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.118       1.182            --
                                                                                   2008   1.289       1.118       167,014
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.792       2.748            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.905       2.792         8,881
                                                                              2012   2.648       2.905        14,679
                                                                              2011   3.528       2.648        14,489
                                                                              2010   3.105       3.528        16,802
                                                                              2009   1.816       3.105        16,579
                                                                              2008   4.432       1.816        17,082
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.148       2.194            --
                                                                              2013   1.697       2.148        23,875
                                                                              2012   1.570       1.697        35,412
                                                                              2011   1.511       1.570        38,018
                                                                              2010   1.290       1.511        28,258
                                                                              2009   1.152       1.290        35,075
                                                                              2008   1.687       1.152        69,232
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.405       1.421            --
                                                                              2013   1.199       1.405       179,191
                                                                              2012   1.090       1.199       179,221
                                                                              2011   1.147       1.090       179,290
                                                                              2010   1.017       1.147       179,402
                                                                              2009   0.780       1.017       179,521
                                                                              2008   1.223       0.780         9,358
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.396       1.413            --
                                                                              2013   1.222       1.396       154,742
                                                                              2012   1.115       1.222       229,620
                                                                              2011   1.159       1.115       230,500
                                                                              2010   1.035       1.159       238,696
                                                                              2009   0.801       1.035       232,341
                                                                              2008   1.184       0.801       197,971
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.763       3.065         4,331
                                                                              2016   2.419       2.763         4,345
                                                                              2015   2.629       2.419         4,506
                                                                              2014   2.331       2.629         4,505
                                                                              2013   1.787       2.331         9,563
                                                                              2012   1.641       1.787        28,375
                                                                              2011   1.773       1.641        30,388
                                                                              2010   1.531       1.773        43,003
                                                                              2009   1.244       1.531        48,998
                                                                              2008   1.911       1.244        92,836
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.354       3.405         3,133
                                                                              2016   3.226       3.354         3,159
                                                                              2015   3.141       3.226        14,526
                                                                              2014   2.448       3.141        15,522
                                                                              2013   2.453       2.448        15,829
                                                                              2012   2.151       2.453        23,516
                                                                              2011   1.994       2.151        23,912
                                                                              2010   1.579       1.994        21,420
                                                                              2009   1.221       1.579        21,948
                                                                              2008   2.016       1.221        29,116





                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                               UNIT      UNIT     NUMBER OF
                                                                              VALUE      VALUE      UNITS
                                                                                AT        AT     OUTSTANDING
                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                       YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........ 2008   1.550       1.530           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............ 2017   2.088       2.210       21,118
                                                                    2016   1.865       2.088       23,871
                                                                    2015   1.979       1.865       23,713
                                                                    2014   1.950       1.979       31,854
                                                                    2013   1.816       1.950       44,207
                                                                    2012   1.587       1.816       39,746
                                                                    2011   1.579       1.587       45,534
                                                                    2010   1.496       1.579       47,079

                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.017       2.543        17,284
                                                                                       2016   1.842       2.017        22,317
                                                                                       2015   2.176       1.842        43,943
                                                                                       2014   2.293       2.176        46,166
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.825       0.783            --
                                                                                       2008   1.466       0.825        94,781
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.233       2.588        18,225
                                                                                       2016   1.938       2.233        31,653
                                                                                       2015   2.098       1.938        63,157
                                                                                       2014   1.975       2.098        81,907
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.704       2.145        11,897
                                                                                       2016   1.750       1.704        23,300
                                                                                       2015   1.814       1.750        27,230
                                                                                       2014   1.985       1.814        31,793
                                                                                       2013   1.695       1.985        29,439
                                                                                       2012   1.479       1.695        30,590
                                                                                       2011   1.686       1.479        27,589
                                                                                       2010   1.541       1.686        30,720
                                                                                       2009   1.193       1.541        41,457
                                                                                       2008   2.107       1.193        20,278
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.058       1.145            --
                                                                                       2012   1.023       1.058        27,493
                                                                                       2011   1.100       1.023        34,193
                                                                                       2010   0.911       1.100        76,744
                                                                                       2009   0.678       0.911        89,891
                                                                                       2008   1.075       0.678       121,130
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.881       0.990            --
                                                                                       2011   0.910       0.881       228,179
                                                                                       2010   0.847       0.910       288,192
                                                                                       2009   0.600       0.847       322,673
                                                                                       2008   1.130       0.600       303,219
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.349       1.811        32,728
                                                                                       2016   1.370       1.349        35,954
                                                                                       2015   1.342       1.370        62,233
                                                                                       2014   1.338       1.342       106,864
                                                                                       2013   1.071       1.338       132,024
                                                                                       2012   0.900       1.071       143,147
                                                                                       2011   1.001       0.900       146,175
                                                                                       2010   0.879       1.001       148,074
                                                                                       2009   0.640       0.879       155,491
                                                                                       2008   1.097       0.640       142,258
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.491       1.531        42,287
                                                                                       2016   1.480       1.491        64,280
                                                                                       2015   1.506       1.480       125,271
                                                                                       2014   1.472       1.506       171,502
                                                                                       2013   1.528       1.472       303,311
                                                                                       2012   1.424       1.528       453,960
                                                                                       2011   1.433       1.424       430,893
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2017   1.928       1.928            --
                                                                                       2016   1.919       1.928            --
                                                                                       2015   1.959       1.919        45,691
                                                                                       2014   1.798       1.959        41,206
                                                                                       2013   1.379       1.798        57,615
                                                                                       2012   1.272       1.379        65,622
                                                                                       2011   1.448       1.272        66,004
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2017   1.618       1.618            --
                                                                                       2016   1.581       1.618            --
                                                                                       2015   1.634       1.581        46,345
                                                                                       2014   1.593       1.634        53,764
                                                                                       2013   1.599       1.593       131,292
                                                                                       2012   1.461       1.599       245,287
                                                                                       2011   1.438       1.461       391,601
                                                                                       2010   1.307       1.438       286,931
                                                                                       2009   1.070       1.307       149,727
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)...................... 2017   2.153       2.476         8,388

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.889
                                                                                           2015   1.993
                                                                                           2014   1.829
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.710
                                                                                           2016   1.743
                                                                                           2015   1.672
                                                                                           2014   1.566
                                                                                           2013   1.189
                                                                                           2012   1.061
                                                                                           2011   1.187
                                                                                           2010   1.011
                                                                                           2009   0.805
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.933
                                                                                           2016   0.947
                                                                                           2015   0.964
                                                                                           2014   0.982
                                                                                           2013   0.999
                                                                                           2012   1.018
                                                                                           2011   1.036
                                                                                           2010   1.055
                                                                                           2009   1.069
                                                                                           2008   1.059
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.373
                                                                                           2016   1.305
                                                                                           2015   1.346
                                                                                           2014   1.303
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.361
                                                                                           2016   1.281
                                                                                           2015   1.327
                                                                                           2014   1.277
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   2.049
                                                                                           2016   2.019
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.446
                                                                                           2016   1.475
                                                                                           2015   1.358
                                                                                           2014   1.272
                                                                                           2013   0.947
                                                                                           2012   0.980
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.489
                                                                                           2016   1.392
                                                                                           2015   1.423
                                                                                           2014   1.337
                                                                                           2013   1.147
                                                                                           2012   1.049
                                                                                           2011   1.045
                                                                                           2010   0.969
                                                                                           2009   0.834
                                                                                           2008   1.094
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.402
                                                                                           2016   1.251
                                                                                           2015   1.279
                                                                                           2014   1.177
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.613
                                                                                           2016   1.387
                                                                                           2015   1.407
                                                                                           2014   1.436
                                                                                           2013   1.153
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   2.303



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.153         3,840
                                                                                           1.889         3,860
                                                                                           1.993         3,881
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.247        24,147
                                                                                           1.710        25,590
                                                                                           1.743        72,365
                                                                                           1.672        67,933
                                                                                           1.566        68,840
                                                                                           1.189        69,857
                                                                                           1.061        75,784
                                                                                           1.187        94,699
                                                                                           1.011        96,412
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.925       221,752
                                                                                           0.933       296,513
                                                                                           0.947       448,673
                                                                                           0.964       296,135
                                                                                           0.982       349,017
                                                                                           0.999       414,384
                                                                                           1.018       483,466
                                                                                           1.036       678,570
                                                                                           1.055       784,752
                                                                                           1.069       631,296
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.547       752,709
                                                                                           1.373       777,085
                                                                                           1.305       948,883
                                                                                           1.346     1,378,230
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.593       264,990
                                                                                           1.361       335,902
                                                                                           1.281       408,491
                                                                                           1.327       539,067
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.391         4,741
                                                                                           2.049         8,928
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.946        91,170
                                                                                           1.446       169,499
                                                                                           1.475       184,942
                                                                                           1.358       241,017
                                                                                           1.272       147,701
                                                                                           0.947       203,067
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.640        16,467
                                                                                           1.489        52,915
                                                                                           1.392        53,583
                                                                                           1.423        50,739
                                                                                           1.337        50,710
                                                                                           1.147        73,043
                                                                                           1.049        62,873
                                                                                           1.045        58,227
                                                                                           0.969        58,157
                                                                                           0.834        27,662
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.620        38,563
                                                                                           1.402        62,007
                                                                                           1.251        64,791
                                                                                           1.279        59,596
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.829         7,924
                                                                                           1.613        11,467
                                                                                           1.387        12,832
                                                                                           1.407        23,238
                                                                                           1.436        26,088
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.727        58,240

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   2.020       2.303        80,503
                                                                                   2015   2.135       2.020        93,016
                                                                                   2014   1.999       2.135       126,785
                                                                                   2013   1.570       1.999       162,196
                                                                                   2012   1.428       1.570       177,424
                                                                                   2011   1.371       1.428       182,826
                                                                                   2010   1.157       1.371       245,469
                                                                                   2009   1.004       1.157       287,531
                                                                                   2008   1.402       1.004       318,438
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   2.289       2.729        20,792
                                                                                   2016   2.237       2.289        23,413
                                                                                   2015   2.340       2.237        26,652
                                                                                   2014   2.217       2.340        30,943
                                                                                   2013   1.634       2.217        45,804
                                                                                   2012   1.501       1.634        48,838
                                                                                   2011   1.606       1.501        56,862
                                                                                   2010   1.281       1.606        76,607
                                                                                   2009   0.908       1.281        89,641
                                                                                   2008   1.608       0.908        76,528
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.808       2.072        43,586
                                                                                   2016   1.718       1.808        50,428
                                                                                   2015   1.870       1.718        72,646
                                                                                   2014   2.143       1.870        82,918
                                                                                   2013   1.774       2.143       127,026
                                                                                   2012   1.528       1.774       167,384
                                                                                   2011   1.741       1.528       156,213
                                                                                   2010   1.635       1.741       241,331
                                                                                   2009   1.215       1.635       254,431
                                                                                   2008   2.074       1.215       248,667
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.544       2.899        19,331
                                                                                   2016   2.567       2.544        19,742
                                                                                   2015   2.665       2.567        25,535
                                                                                   2014   2.260       2.665        54,609
                                                                                   2013   1.561       2.260        81,181
                                                                                   2012   1.342       1.561        83,587
                                                                                   2011   1.337       1.342        96,410
                                                                                   2010   1.092       1.337       104,456
                                                                                   2009   0.828       1.092       108,124
                                                                                   2008   1.420       0.828       130,991
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.818       1.826            --
                                                                                   2013   1.400       1.818         3,902
                                                                                   2012   1.240       1.400        18,598
                                                                                   2011   1.346       1.240        20,391
                                                                                   2010   1.175       1.346        23,302
                                                                                   2009   0.925       1.175        24,056
                                                                                   2008   1.485       0.925        26,190
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.878       2.195         9,305
                                                                                   2016   1.666       1.878        11,150
                                                                                   2015   1.775       1.666        13,197
                                                                                   2014   1.592       1.775         8,959
                                                                                   2013   1.290       1.592         9,834
                                                                                   2012   1.152       1.290         8,660
                                                                                   2011   1.088       1.152        14,519
                                                                                   2010   0.988       1.088         6,235
                                                                                   2009   0.821       0.988        16,839
                                                                                   2008   1.285       0.821        98,121
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.309       1.337            --
                                                                                   2010   1.224       1.309       207,883
                                                                                   2009   1.062       1.224        49,847
                                                                                   2008   1.091       1.062        52,355
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.367       1.361            --
                                                                                   2013   1.082       1.367        53,572
                                                                                   2012   0.996       1.082        95,728
                                                                                   2011   1.053       0.996       100,014
                                                                                   2010   0.981       1.053       108,327
                                                                                   2009   0.863       0.981       233,168
                                                                                   2008   1.303       0.863       225,447

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.358       1.452            --
                                                                                2010   1.195       1.358        82,194
                                                                                2009   0.974       1.195       102,006
                                                                                2008   1.511       0.974       101,742
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.740       0.737            --
                                                                                2008   1.146       0.740       115,250
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.254       1.343            --
                                                                                2009   0.798       1.254        28,977
                                                                                2008   1.262       0.798        14,471
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.743       0.711            --
                                                                                2008   1.257       0.743       199,365
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.652       0.685            --
                                                                                2008   1.301       0.652        43,672
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.139       1.040            --
                                                                                2008   2.114       1.139        29,087
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.754       0.776            --
                                                                                2008   1.245       0.754        51,378
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.966       0.921            --
                                                                                2008   1.589       0.966       180,059
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.073       1.134            --
                                                                                2008   1.237       1.073       156,467
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.534       2.493            --
                                                                                2013   2.638       2.534        34,135
                                                                                2012   2.405       2.638        33,985
                                                                                2011   3.206       2.405        34,286
                                                                                2010   2.823       3.206        38,813
                                                                                2009   1.652       2.823        47,958
                                                                                2008   4.034       1.652        48,134
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.978       2.020            --
                                                                                2013   1.563       1.978        29,934
                                                                                2012   1.447       1.563        52,081
                                                                                2011   1.393       1.447        59,172
                                                                                2010   1.190       1.393        59,089
                                                                                2009   1.064       1.190        59,703
                                                                                2008   1.558       1.064        38,810
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.399       1.415            --
                                                                                2013   1.194       1.399       547,893
                                                                                2012   1.087       1.194       630,950
                                                                                2011   1.144       1.087       651,752
                                                                                2010   1.015       1.144       654,301
                                                                                2009   0.779       1.015       804,301
                                                                                2008   1.222       0.779       770,847
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.390       1.407            --
                                                                                2013   1.217       1.390     1,433,982
                                                                                2012   1.111       1.217     1,367,337
                                                                                2011   1.155       1.111     1,593,132
                                                                                2010   1.032       1.155     1,815,354
                                                                                2009   0.800       1.032     2,037,841
                                                                                2008   1.182       0.800     2,021,598
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2017   2.498       2.769        10,350
                                                                                2016   2.188       2.498        10,802
                                                                                2015   2.379       2.188        11,396
                                                                                2014   2.110       2.379        14,564
                                                                                2013   1.618       2.110        17,939
                                                                                2012   1.487       1.618        25,950
                                                                                2011   1.608       1.487        27,400
                                                                                2010   1.389       1.608        32,235
                                                                                2009   1.129       1.389        27,328
                                                                                2008   1.735       1.129        76,568
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2017   3.210       3.257        10,587

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2016   3.089       3.210    17,226
                 2015   3.009       3.089    21,558
                 2014   2.346       3.009    20,560
                 2013   2.353       2.346    23,963
                 2012   2.064       2.353    21,666
                 2011   1.914       2.064    27,884
                 2010   1.516       1.914    29,613
                 2009   1.174       1.516    27,792
                 2008   1.938       1.174    42,970





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.700       1.678            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   2.059       2.178       205,693
                                                                                       2016   1.842       2.059       217,832
                                                                                       2015   1.956       1.842       301,447
                                                                                       2014   1.930       1.956       299,532
                                                                                       2013   1.799       1.930       441,221
                                                                                       2012   1.573       1.799       651,101
                                                                                       2011   1.567       1.573       682,473
                                                                                       2010   1.486       1.567     1,050,209
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.209       2.782       165,990
                                                                                       2016   2.019       2.209       188,639
                                                                                       2015   2.388       2.019       220,797
                                                                                       2014   2.518       2.388       218,248
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.870       0.826            --
                                                                                       2008   1.549       0.870       293,601
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.434       2.819       269,207
                                                                                       2016   2.115       2.434       285,226
                                                                                       2015   2.292       2.115       358,504
                                                                                       2014   2.160       2.292       359,674
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.835       2.307        59,195
                                                                                       2016   1.886       1.835        76,002
                                                                                       2015   1.957       1.886       141,165
                                                                                       2014   2.144       1.957       148,167
                                                                                       2013   1.832       2.144       222,708
                                                                                       2012   1.600       1.832       241,788
                                                                                       2011   1.826       1.600       282,332
                                                                                       2010   1.671       1.826       283,229
                                                                                       2009   1.294       1.671       291,236
                                                                                       2008   2.289       1.294       351,642
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.050       1.136            --
                                                                                       2012   1.016       1.050       401,086
                                                                                       2011   1.093       1.016       442,557
                                                                                       2010   0.907       1.093       705,602
                                                                                       2009   0.676       0.907       708,664
                                                                                       2008   1.072       0.676       773,187
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.876       0.984            --
                                                                                       2011   0.905       0.876       385,994
                                                                                       2010   0.843       0.905       409,823
                                                                                       2009   0.598       0.843       417,458
                                                                                       2008   1.128       0.598       480,193
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.334       1.790       157,619

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.357
                                                                                           2015   1.330
                                                                                           2014   1.328
                                                                                           2013   1.064
                                                                                           2012   0.895
                                                                                           2011   0.996
                                                                                           2010   0.876
                                                                                           2009   0.639
                                                                                           2008   1.095
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................................... 2017   1.506
                                                                                           2016   1.496
                                                                                           2015   1.525
                                                                                           2014   1.491
                                                                                           2013   1.550
                                                                                           2012   1.446
                                                                                           2011   1.455
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2017   2.033
                                                                                           2016   2.024
                                                                                           2015   2.068
                                                                                           2014   1.900
                                                                                           2013   1.459
                                                                                           2012   1.347
                                                                                           2011   1.535
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 2017   1.598
                                                                                           2016   1.562
                                                                                           2015   1.615
                                                                                           2014   1.576
                                                                                           2013   1.584
                                                                                           2012   1.449
                                                                                           2011   1.427
                                                                                           2010   1.298
                                                                                           2009   1.064
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2017   2.345
                                                                                           2016   2.060
                                                                                           2015   2.175
                                                                                           2014   1.998
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.791
                                                                                           2016   1.826
                                                                                           2015   1.754
                                                                                           2014   1.644
                                                                                           2013   1.250
                                                                                           2012   1.116
                                                                                           2011   1.251
                                                                                           2010   1.066
                                                                                           2009   0.849
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.919
                                                                                           2016   0.934
                                                                                           2015   0.951
                                                                                           2014   0.970
                                                                                           2013   0.988
                                                                                           2012   1.007
                                                                                           2011   1.027
                                                                                           2010   1.046
                                                                                           2009   1.062
                                                                                           2008   1.052
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.358
                                                                                           2016   1.292
                                                                                           2015   1.334
                                                                                           2014   1.292
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.347
                                                                                           2016   1.269
                                                                                           2015   1.316
                                                                                           2014   1.267
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   2.022
                                                                                           2016   1.993
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.431



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.334       156,548
                                                                                           1.357       160,467
                                                                                           1.330       170,194
                                                                                           1.328       193,455
                                                                                           1.064       205,348
                                                                                           0.895       298,125
                                                                                           0.996       389,922
                                                                                           0.876       444,525
                                                                                           0.639       460,256
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................................... 1.544       550,971
                                                                                           1.506       610,483
                                                                                           1.496       775,966
                                                                                           1.525       805,397
                                                                                           1.491       985,812
                                                                                           1.550     1,255,619
                                                                                           1.446     1,493,523
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2.033            --
                                                                                           2.033            --
                                                                                           2.024       314,814
                                                                                           2.068       316,575
                                                                                           1.900       430,051
                                                                                           1.459       449,552
                                                                                           1.347       508,263
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 1.598            --
                                                                                           1.598            --
                                                                                           1.562       727,463
                                                                                           1.615       757,168
                                                                                           1.576       984,336
                                                                                           1.584     1,047,284
                                                                                           1.449     1,145,450
                                                                                           1.427     1,149,453
                                                                                           1.298     1,372,955
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2.694            --
                                                                                           2.345            --
                                                                                           2.060         1,907
                                                                                           2.175         1,911
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.350        82,395
                                                                                           1.791        96,977
                                                                                           1.826       110,599
                                                                                           1.754       115,454
                                                                                           1.644       157,112
                                                                                           1.250       172,166
                                                                                           1.116       225,571
                                                                                           1.251       300,125
                                                                                           1.066       375,109
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.910       581,694
                                                                                           0.919       575,642
                                                                                           0.934       651,702
                                                                                           0.951       682,303
                                                                                           0.970       915,161
                                                                                           0.988     1,028,030
                                                                                           1.007     1,353,079
                                                                                           1.027     1,614,808
                                                                                           1.046     2,112,368
                                                                                           1.062     2,195,577
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.529     1,850,023
                                                                                           1.358     1,920,119
                                                                                           1.292     2,010,427
                                                                                           1.334     2,022,934
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.574     1,615,094
                                                                                           1.347     1,636,714
                                                                                           1.269     1,646,410
                                                                                           1.316     1,963,365
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.357       433,862
                                                                                           2.022       505,392
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.923       288,238

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.460       1.431       349,850
                                                                                   2015   1.346       1.460       448,568
                                                                                   2014   1.262       1.346       497,784
                                                                                   2013   0.941       1.262       275,015
                                                                                   2012   0.980       0.941       358,234
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2017   1.473       1.621       188,173
                                                                                   2016   1.378       1.473        80,437
                                                                                   2015   1.410       1.378        89,272
                                                                                   2014   1.327       1.410        98,130
                                                                                   2013   1.139       1.327       188,482
                                                                                   2012   1.043       1.139       210,762
                                                                                   2011   1.041       1.043       283,598
                                                                                   2010   0.966       1.041       395,524
                                                                                   2009   0.832       0.966       471,387
                                                                                   2008   1.092       0.832       325,782
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2017   1.397       1.612       232,327
                                                                                   2016   1.248       1.397       239,054
                                                                                   2015   1.277       1.248       363,312
                                                                                   2014   1.176       1.277       352,620
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2017   1.594       1.806       156,768
                                                                                   2016   1.372       1.594       167,525
                                                                                   2015   1.393       1.372       204,691
                                                                                   2014   1.424       1.393       217,273
                                                                                   2013   1.144       1.424       369,840
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   2.394       2.832       260,137
                                                                                   2016   2.102       2.394       265,878
                                                                                   2015   2.224       2.102       301,245
                                                                                   2014   2.085       2.224       319,251
                                                                                   2013   1.638       2.085       423,811
                                                                                   2012   1.491       1.638       553,736
                                                                                   2011   1.434       1.491       718,598
                                                                                   2010   1.211       1.434       756,580
                                                                                   2009   1.052       1.211       824,397
                                                                                   2008   1.471       1.052       978,618
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   2.459       2.929       115,165
                                                                                   2016   2.406       2.459       141,591
                                                                                   2015   2.519       2.406       189,832
                                                                                   2014   2.389       2.519       185,574
                                                                                   2013   1.762       2.389       225,615
                                                                                   2012   1.620       1.762       272,336
                                                                                   2011   1.735       1.620       284,890
                                                                                   2010   1.386       1.735       376,756
                                                                                   2009   0.984       1.386       416,354
                                                                                   2008   1.743       0.984       316,065
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.957       2.241       277,277
                                                                                   2016   1.861       1.957       307,906
                                                                                   2015   2.028       1.861       309,725
                                                                                   2014   2.326       2.028       487,286
                                                                                   2013   1.928       2.326       519,935
                                                                                   2012   1.662       1.928       561,321
                                                                                   2011   1.895       1.662       743,191
                                                                                   2010   1.782       1.895       771,223
                                                                                   2009   1.325       1.782       611,549
                                                                                   2008   2.266       1.325       683,896
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.736       3.114       106,272
                                                                                   2016   2.763       2.736       116,841
                                                                                   2015   2.872       2.763       116,252
                                                                                   2014   2.437       2.872       117,316
                                                                                   2013   1.686       2.437       138,177
                                                                                   2012   1.450       1.686       167,592
                                                                                   2011   1.447       1.450       290,200
                                                                                   2010   1.183       1.447       318,358
                                                                                   2009   0.898       1.183       567,575
                                                                                   2008   1.540       0.898       568,326
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.986       1.995            --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.532       1.986        24,248
                                                                                   2012   1.358       1.532        24,566
                                                                                   2011   1.475       1.358        37,918
                                                                                   2010   1.289       1.475        24,528
                                                                                   2009   1.016       1.289        77,694
                                                                                   2008   1.633       1.016        84,840
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.955       2.283        38,307
                                                                                   2016   1.736       1.955        52,358
                                                                                   2015   1.852       1.736        68,159
                                                                                   2014   1.663       1.852        58,682
                                                                                   2013   1.348       1.663        82,284
                                                                                   2012   1.205       1.348       114,878
                                                                                   2011   1.140       1.205       119,021
                                                                                   2010   1.036       1.140        98,536
                                                                                   2009   0.861       1.036       106,270
                                                                                   2008   1.350       0.861       140,490
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.305       1.333            --
                                                                                   2010   1.221       1.305     1,053,803
                                                                                   2009   1.061       1.221     1,187,568
                                                                                   2008   1.091       1.061     1,576,090
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.355       1.349            --
                                                                                   2013   1.074       1.355       363,544
                                                                                   2012   0.990       1.074       466,107
                                                                                   2011   1.047       0.990       501,939
                                                                                   2010   0.977       1.047       522,259
                                                                                   2009   0.860       0.977       679,881
                                                                                   2008   1.299       0.860       664,992
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.440       1.538            --
                                                                                   2010   1.268       1.440       604,327
                                                                                   2009   1.035       1.268       710,132
                                                                                   2008   1.606       1.035       853,371
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.737       0.734            --
                                                                                   2008   1.143       0.737       336,847
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.323       1.417            --
                                                                                   2009   0.843       1.323       728,296
                                                                                   2008   1.335       0.843       575,298
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.741       0.708            --
                                                                                   2008   1.254       0.741        49,681
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.686       0.721            --
                                                                                   2008   1.371       0.686       188,327
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.216       1.110            --
                                                                                   2008   2.258       1.216       168,499
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.751       0.772            --
                                                                                   2008   1.241       0.751       429,533
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.073       1.023            --
                                                                                   2008   1.768       1.073       262,734
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.109       1.172            --
                                                                                   2008   1.280       1.109       951,420
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.748       2.703            --
                                                                                   2013   2.863       2.748       191,675
                                                                                   2012   2.614       2.863       198,739
                                                                                   2011   3.488       2.614       191,269
                                                                                   2010   3.075       3.488       243,922
                                                                                   2009   1.801       3.075       267,340
                                                                                   2008   4.402       1.801       345,283
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................... 2014   2.114       2.158            --
                                                                                   2013   1.672       2.114       375,348
                                                                                   2012   1.550       1.672       469,710
                                                                                   2011   1.494       1.550       660,307
                                                                                   2010   1.277       1.494       700,827
                                                                                   2009   1.143       1.277       742,961
                                                                                   2008   1.675       1.143       893,558

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.386       1.402            --
                                                                              2013   1.185       1.386     1,497,849
                                                                              2012   1.079       1.185     1,564,586
                                                                              2011   1.137       1.079     1,690,790
                                                                              2010   1.010       1.137     2,305,243
                                                                              2009   0.776       1.010     2,370,228
                                                                              2008   1.218       0.776     2,468,934
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.378       1.394            --
                                                                              2013   1.208       1.378     1,256,519
                                                                              2012   1.103       1.208     1,601,034
                                                                              2011   1.149       1.103     2,259,111
                                                                              2010   1.028       1.149     2,211,343
                                                                              2009   0.797       1.028     2,250,870
                                                                              2008   1.179       0.797     2,664,654
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.707       2.999       101,837
                                                                              2016   2.374       2.707       105,923
                                                                              2015   2.584       2.374       144,347
                                                                              2014   2.294       2.584       166,292
                                                                              2013   1.761       2.294       196,829
                                                                              2012   1.620       1.761       222,836
                                                                              2011   1.753       1.620       273,080
                                                                              2010   1.516       1.753       327,642
                                                                              2009   1.233       1.516       349,051
                                                                              2008   1.897       1.233       471,036
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.286       3.331        65,123
                                                                              2016   3.165       3.286        72,198
                                                                              2015   3.086       3.165       115,749
                                                                              2014   2.409       3.086       121,666
                                                                              2013   2.418       2.409       155,811
                                                                              2012   2.123       2.418       203,467
                                                                              2011   1.972       2.123       226,686
                                                                              2010   1.563       1.972       239,153
                                                                              2009   1.211       1.563       239,532
                                                                              2008   2.002       1.211       312,925





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.696       1.674            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   2.045       2.162       761,527
                                                                                       2016   1.830       2.045       973,361
                                                                                       2015   1.945       1.830     1,224,667
                                                                                       2014   1.920       1.945     1,577,874
                                                                                       2013   1.790       1.920     2,014,223
                                                                                       2012   1.567       1.790     2,609,942
                                                                                       2011   1.561       1.567     2,728,963
                                                                                       2010   1.481       1.561     3,271,656
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.194       2.761     1,184,277
                                                                                       2016   2.006       2.194     1,266,849
                                                                                       2015   2.374       2.006     1,454,803
                                                                                       2014   2.504       2.374     1,783,307
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.868       0.824            --
                                                                                       2008   1.545       0.868     1,573,174
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.417       2.798       774,674
                                                                                       2016   2.101       2.417       969,272
                                                                                       2015   2.279       2.101     1,321,545
                                                                                       2014   2.148       2.279     1,547,788
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.822       2.290       505,626

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.874       1.822        565,476
                                                                           2015   1.946       1.874        624,864
                                                                           2014   2.132       1.946        878,317
                                                                           2013   1.823       2.132      1,172,017
                                                                           2012   1.593       1.823      1,453,642
                                                                           2011   1.819       1.593      1,712,926
                                                                           2010   1.665       1.819      1,992,980
                                                                           2009   1.291       1.665      2,268,150
                                                                           2008   2.283       1.291      2,530,223
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   1.046       1.132             --
                                                                           2012   1.013       1.046      1,510,570
                                                                           2011   1.090       1.013      1,694,566
                                                                           2010   0.905       1.090      1,901,482
                                                                           2009   0.675       0.905      1,947,311
                                                                           2008   1.071       0.675      2,449,277
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2012   0.874       0.981             --
                                                                           2011   0.903       0.874      1,363,527
                                                                           2010   0.842       0.903      1,957,938
                                                                           2009   0.597       0.842      2,213,566
                                                                           2008   1.127       0.597      2,130,410
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.327       1.780        473,555
                                                                           2016   1.350       1.327        557,917
                                                                           2015   1.325       1.350        621,283
                                                                           2014   1.322       1.325        811,445
                                                                           2013   1.061       1.322      1,108,640
                                                                           2012   0.893       1.061      1,317,995
                                                                           2011   0.994       0.893      1,664,735
                                                                           2010   0.874       0.994      2,059,785
                                                                           2009   0.638       0.874      2,448,440
                                                                           2008   1.094       0.638      2,729,469
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2017   1.496       1.533      3,192,394
                                                                           2016   1.486       1.496      3,697,500
                                                                           2015   1.516       1.486      4,559,927
                                                                           2014   1.483       1.516      5,625,263
                                                                           2013   1.542       1.483      7,745,514
                                                                           2012   1.439       1.542      9,914,970
                                                                           2011   1.449       1.439     11,964,581
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2017   2.020       2.020             --
                                                                           2016   2.011       2.020          1,025
                                                                           2015   2.056       2.011        667,475
                                                                           2014   1.890       2.056        805,240
                                                                           2013   1.452       1.890      1,298,910
                                                                           2012   1.341       1.452      1,799,442
                                                                           2011   1.528       1.341      2,394,654
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2017   1.587       1.587             --
                                                                           2016   1.552       1.587             --
                                                                           2015   1.606       1.552      1,690,864
                                                                           2014   1.568       1.606      2,469,992
                                                                           2013   1.576       1.568      3,060,570
                                                                           2012   1.442       1.576      7,802,658
                                                                           2011   1.422       1.442      8,390,112
                                                                           2010   1.294       1.422      9,699,285
                                                                           2009   1.060       1.294      6,183,121
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   2.329       2.674        341,183
                                                                           2016   2.046       2.329        397,974
                                                                           2015   2.162       2.046        446,811
                                                                           2014   1.986       2.162        521,291
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.778       2.333        278,606
                                                                           2016   1.815       1.778        356,989
                                                                           2015   1.744       1.815        382,642
                                                                           2014   1.635       1.744        530,630
                                                                           2013   1.244       1.635        671,869
                                                                           2012   1.111       1.244        954,677
                                                                           2011   1.246       1.111      1,124,054
                                                                           2010   1.062       1.246      1,198,533
                                                                           2009   0.847       1.062      1,405,135

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.913
                                                                                           2016   0.928
                                                                                           2015   0.946
                                                                                           2014   0.964
                                                                                           2013   0.983
                                                                                           2012   1.003
                                                                                           2011   1.023
                                                                                           2010   1.043
                                                                                           2009   1.059
                                                                                           2008   1.050
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.351
                                                                                           2016   1.286
                                                                                           2015   1.328
                                                                                           2014   1.287
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.339
                                                                                           2016   1.263
                                                                                           2015   1.310
                                                                                           2014   1.262
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   2.008
                                                                                           2016   1.980
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.423
                                                                                           2016   1.453
                                                                                           2015   1.341
                                                                                           2014   1.257
                                                                                           2013   0.937
                                                                                           2012   0.980
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.465
                                                                                           2016   1.372
                                                                                           2015   1.404
                                                                                           2014   1.321
                                                                                           2013   1.135
                                                                                           2012   1.040
                                                                                           2011   1.038
                                                                                           2010   0.964
                                                                                           2009   0.831
                                                                                           2008   1.091
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.395
                                                                                           2016   1.246
                                                                                           2015   1.276
                                                                                           2014   1.175
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.585
                                                                                           2016   1.365
                                                                                           2015   1.386
                                                                                           2014   1.418
                                                                                           2013   1.140
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   2.377
                                                                                           2016   2.089
                                                                                           2015   2.211
                                                                                           2014   2.073
                                                                                           2013   1.630
                                                                                           2012   1.485
                                                                                           2011   1.428
                                                                                           2010   1.207
                                                                                           2009   1.049
                                                                                           2008   1.467
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2017   2.442
                                                                                           2016   2.390
                                                                                           2015   2.504
                                                                                           2014   2.376
                                                                                           2013   1.753
                                                                                           2012   1.613
                                                                                           2011   1.728
                                                                                           2010   1.381
                                                                                           2009   0.981
                                                                                           2008   1.739
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2017   1.943



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.903      3,068,697
                                                                                           0.913      4,434,629
                                                                                           0.928      4,522,833
                                                                                           0.946      5,646,164
                                                                                           0.964      8,587,314
                                                                                           0.983     10,420,766
                                                                                           1.003     11,956,896
                                                                                           1.023     13,426,853
                                                                                           1.043     14,243,930
                                                                                           1.059     18,801,252
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.520      2,452,471
                                                                                           1.351      2,486,570
                                                                                           1.286      3,612,003
                                                                                           1.328      5,977,551
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.565      1,078,730
                                                                                           1.339      1,556,661
                                                                                           1.263      1,871,870
                                                                                           1.310      3,734,612
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.340        767,715
                                                                                           2.008        924,755
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.912      1,393,965
                                                                                           1.423      1,595,466
                                                                                           1.453      1,843,449
                                                                                           1.341      2,365,180
                                                                                           1.257        755,197
                                                                                           0.937      1,068,502
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.612        240,235
                                                                                           1.465        443,239
                                                                                           1.372        479,255
                                                                                           1.404        547,902
                                                                                           1.321        733,193
                                                                                           1.135        873,486
                                                                                           1.040        924,971
                                                                                           1.038      1,546,348
                                                                                           0.964      1,644,787
                                                                                           0.831      1,612,912
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.608        193,134
                                                                                           1.395        235,203
                                                                                           1.246        309,472
                                                                                           1.276        872,340
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.795        478,751
                                                                                           1.585        530,610
                                                                                           1.365        657,025
                                                                                           1.386        976,752
                                                                                           1.418      1,172,123
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.811      1,144,874
                                                                                           2.377      1,244,459
                                                                                           2.089      1,531,969
                                                                                           2.211      1,754,270
                                                                                           2.073      2,165,360
                                                                                           1.630      1,367,990
                                                                                           1.485      1,685,048
                                                                                           1.428      2,002,862
                                                                                           1.207      2,180,341
                                                                                           1.049      2,524,197
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2.907        202,556
                                                                                           2.442        292,900
                                                                                           2.390        322,755
                                                                                           2.504        636,861
                                                                                           2.376        786,674
                                                                                           1.753        950,102
                                                                                           1.613      1,162,653
                                                                                           1.728      1,281,787
                                                                                           1.381      1,537,321
                                                                                           0.981      1,275,524
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2.224        507,795

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.849       1.943       589,479
                                                                                   2015   2.016       1.849       696,679
                                                                                   2014   2.314       2.016       902,360
                                                                                   2013   1.918       2.314     1,334,077
                                                                                   2012   1.655       1.918     1,686,139
                                                                                   2011   1.888       1.655     1,916,960
                                                                                   2010   1.776       1.888     2,137,164
                                                                                   2009   1.321       1.776     2,311,954
                                                                                   2008   2.260       1.321     2,701,843
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.718       3.091       205,614
                                                                                   2016   2.745       2.718       280,438
                                                                                   2015   2.855       2.745       341,929
                                                                                   2014   2.424       2.855       586,529
                                                                                   2013   1.677       2.424       721,027
                                                                                   2012   1.444       1.677       985,317
                                                                                   2011   1.441       1.444     1,194,931
                                                                                   2010   1.178       1.441     1,358,390
                                                                                   2009   0.895       1.178     1,432,095
                                                                                   2008   1.537       0.895     1,571,031
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.976       1.984            --
                                                                                   2013   1.524       1.976       673,522
                                                                                   2012   1.352       1.524       901,294
                                                                                   2011   1.470       1.352     1,190,370
                                                                                   2010   1.285       1.470     1,288,932
                                                                                   2009   1.013       1.285     1,386,700
                                                                                   2008   1.629       1.013     1,575,642
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.942       2.266       149,474
                                                                                   2016   1.725       1.942       185,905
                                                                                   2015   1.841       1.725       209,881
                                                                                   2014   1.654       1.841       221,473
                                                                                   2013   1.342       1.654       371,280
                                                                                   2012   1.200       1.342       468,141
                                                                                   2011   1.136       1.200       416,216
                                                                                   2010   1.033       1.136       443,997
                                                                                   2009   0.859       1.033       474,248
                                                                                   2008   1.346       0.859       730,036
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.303       1.330            --
                                                                                   2010   1.220       1.303     3,289,317
                                                                                   2009   1.060       1.220     3,142,616
                                                                                   2008   1.091       1.060     3,900,533
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.349       1.342            --
                                                                                   2013   1.069       1.349       775,817
                                                                                   2012   0.986       1.069       915,418
                                                                                   2011   1.044       0.986     1,046,935
                                                                                   2010   0.974       1.044     1,138,423
                                                                                   2009   0.858       0.974     1,187,053
                                                                                   2008   1.297       0.858     1,181,606
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.434       1.532            --
                                                                                   2010   1.264       1.434     2,992,877
                                                                                   2009   1.031       1.264     3,333,577
                                                                                   2008   1.603       1.031     3,827,404
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.735       0.733            --
                                                                                   2008   1.141       0.735       240,180
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.319       1.412            --
                                                                                   2009   0.840       1.319     7,062,089
                                                                                   2008   1.332       0.840     7,511,390
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.739       0.706            --
                                                                                   2008   1.252       0.739       404,216
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.684       0.719            --
                                                                                   2008   1.368       0.684       651,858
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.212       1.106            --
                                                                                   2008   2.253       1.212       552,689
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.749       0.770            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.238       0.749     1,202,205
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.070       1.020            --
                                                                              2008   1.763       1.070       966,291
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.106       1.168            --
                                                                              2008   1.277       1.106     4,536,704
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.733       2.688           126
                                                                              2013   2.849       2.733       479,658
                                                                              2012   2.602       2.849       578,060
                                                                              2011   3.474       2.602       652,124
                                                                              2010   3.064       3.474       841,582
                                                                              2009   1.795       3.064       986,020
                                                                              2008   4.391       1.795       867,488
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.103       2.146            --
                                                                              2013   1.664       2.103       682,862
                                                                              2012   1.543       1.664     1,123,160
                                                                              2011   1.488       1.543     1,412,201
                                                                              2010   1.272       1.488     1,631,634
                                                                              2009   1.139       1.272     1,781,568
                                                                              2008   1.671       1.139     2,018,222
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.380       1.395            --
                                                                              2013   1.180       1.380     1,344,754
                                                                              2012   1.076       1.180     1,614,915
                                                                              2011   1.134       1.076     1,647,681
                                                                              2010   1.008       1.134     1,905,892
                                                                              2009   0.774       1.008     2,164,920
                                                                              2008   1.217       0.774     1,868,392
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.372       1.388            --
                                                                              2013   1.203       1.372     3,336,768
                                                                              2012   1.100       1.203     4,077,886
                                                                              2011   1.145       1.100     4,476,623
                                                                              2010   1.025       1.145     4,423,472
                                                                              2009   0.795       1.025     5,477,304
                                                                              2008   1.177       0.795     4,200,524
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.689       2.976       266,177
                                                                              2016   2.359       2.689       307,513
                                                                              2015   2.569       2.359       361,977
                                                                              2014   2.281       2.569       499,843
                                                                              2013   1.752       2.281       707,985
                                                                              2012   1.613       1.752     1,036,482
                                                                              2011   1.746       1.613     1,149,552
                                                                              2010   1.510       1.746     1,276,191
                                                                              2009   1.230       1.510     1,415,860
                                                                              2008   1.893       1.230     1,634,447
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.264       3.306       186,515
                                                                              2016   3.145       3.264       228,860
                                                                              2015   3.068       3.145       277,797
                                                                              2014   2.396       3.068       358,632
                                                                              2013   2.406       2.396       444,907
                                                                              2012   2.114       2.406       562,826
                                                                              2011   1.964       2.114       868,741
                                                                              2010   1.558       1.964       994,346
                                                                              2009   1.208       1.558     1,105,654
                                                                              2008   1.997       1.208     1,143,449





                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                               UNIT      UNIT     NUMBER OF
                                                                              VALUE      VALUE      UNITS
                                                                                AT        AT     OUTSTANDING
                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                       YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........ 2008   1.536       1.516    --
Brighthouse Funds Trust I

                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   2.032       2.146           --
                                                                                       2016   1.819       2.032           --
                                                                                       2015   1.933       1.819           --
                                                                                       2014   1.910       1.933           --
                                                                                       2013   1.782       1.910           --
                                                                                       2012   1.560       1.782           --
                                                                                       2011   1.555       1.560           --
                                                                                       2010   1.475       1.555        1,970
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.963       2.470           --
                                                                                       2016   1.796       1.963           --
                                                                                       2015   2.127       1.796           --
                                                                                       2014   2.244       2.127           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.816       0.774           --
                                                                                       2008   1.453       0.816           --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.173       2.514           --
                                                                                       2016   1.890       2.173           --
                                                                                       2015   2.051       1.890           --
                                                                                       2014   1.933       2.051       96,889
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.658       2.083           --
                                                                                       2016   1.707       1.658           --
                                                                                       2015   1.773       1.707           --
                                                                                       2014   1.944       1.773           --
                                                                                       2013   1.663       1.944           --
                                                                                       2012   1.454       1.663           --
                                                                                       2011   1.661       1.454           --
                                                                                       2010   1.521       1.661           --
                                                                                       2009   1.179       1.521           --
                                                                                       2008   2.088       1.179           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.042       1.127           --
                                                                                       2012   1.010       1.042           --
                                                                                       2011   1.087       1.010           --
                                                                                       2010   0.903       1.087           --
                                                                                       2009   0.674       0.903           --
                                                                                       2008   1.069       0.674           --
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.871       0.978           --
                                                                                       2011   0.901       0.871           --
                                                                                       2010   0.840       0.901           --
                                                                                       2009   0.597       0.840       28,859
                                                                                       2008   1.126       0.597       28,877
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.320       1.769           --
                                                                                       2016   1.344       1.320           --
                                                                                       2015   1.319       1.344           --
                                                                                       2014   1.317       1.319           --
                                                                                       2013   1.057       1.317       26,586
                                                                                       2012   0.890       1.057       26,586
                                                                                       2011   0.992       0.890       26,586
                                                                                       2010   0.873       0.992       26,586
                                                                                       2009   0.637       0.873       26,597
                                                                                       2008   1.093       0.637       26,609
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.451       1.487           --
                                                                                       2016   1.443       1.451           --
                                                                                       2015   1.472       1.443           --
                                                                                       2014   1.441       1.472           --
                                                                                       2013   1.499       1.441           --
                                                                                       2012   1.400       1.499           --
                                                                                       2011   1.410       1.400           --
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2017   1.879       1.879           --
                                                                                       2016   1.871       1.879           --
                                                                                       2015   1.914       1.871           --
                                                                                       2014   1.760       1.914           --
                                                                                       2013   1.353       1.760       36,331
                                                                                       2012   1.251       1.353       36,331
                                                                                       2011   1.426       1.251       36,331
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2017   1.577       1.577           --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.542
                                                                                           2015   1.596
                                                                                           2014   1.559
                                                                                           2013   1.569
                                                                                           2012   1.436
                                                                                           2011   1.416
                                                                                           2010   1.289
                                                                                           2009   1.057
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2017   2.096
                                                                                           2016   1.842
                                                                                           2015   1.947
                                                                                           2014   1.790
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.665
                                                                                           2016   1.699
                                                                                           2015   1.634
                                                                                           2014   1.533
                                                                                           2013   1.167
                                                                                           2012   1.043
                                                                                           2011   1.170
                                                                                           2010   0.998
                                                                                           2009   0.795
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.908
                                                                                           2016   0.924
                                                                                           2015   0.942
                                                                                           2014   0.961
                                                                                           2013   0.981
                                                                                           2012   1.000
                                                                                           2011   1.021
                                                                                           2010   1.041
                                                                                           2009   1.058
                                                                                           2008   1.049
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.344
                                                                                           2016   1.280
                                                                                           2015   1.323
                                                                                           2014   1.282
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.332
                                                                                           2016   1.257
                                                                                           2015   1.304
                                                                                           2014   1.257
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.994
                                                                                           2016   1.967
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.416
                                                                                           2016   1.446
                                                                                           2015   1.335
                                                                                           2014   1.252
                                                                                           2013   0.934
                                                                                           2012   0.970
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.457
                                                                                           2016   1.365
                                                                                           2015   1.398
                                                                                           2014   1.316
                                                                                           2013   1.131
                                                                                           2012   1.037
                                                                                           2011   1.036
                                                                                           2010   0.962
                                                                                           2009   0.830
                                                                                           2008   1.090
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.392
                                                                                           2016   1.245
                                                                                           2015   1.274
                                                                                           2014   1.175
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.576
                                                                                           2016   1.358
                                                                                           2015   1.380
                                                                                           2014   1.412
                                                                                           2013   1.135



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.577           --
                                                                                           1.542       11,143
                                                                                           1.596       11,148
                                                                                           1.559       11,153
                                                                                           1.569       11,158
                                                                                           1.436       11,165
                                                                                           1.416       11,172
                                                                                           1.289       11,179
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2.405           --
                                                                                           2.096           --
                                                                                           1.842           --
                                                                                           1.947           --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.182           --
                                                                                           1.665           --
                                                                                           1.699           --
                                                                                           1.634           --
                                                                                           1.533           --
                                                                                           1.167           --
                                                                                           1.043           --
                                                                                           1.170           --
                                                                                           0.998           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.898           --
                                                                                           0.908           --
                                                                                           0.924           --
                                                                                           0.942           --
                                                                                           0.961           --
                                                                                           0.981           --
                                                                                           1.000           --
                                                                                           1.021       13,623
                                                                                           1.041       13,630
                                                                                           1.058           --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.511           --
                                                                                           1.344           --
                                                                                           1.280           --
                                                                                           1.323           --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.556           --
                                                                                           1.332           --
                                                                                           1.257           --
                                                                                           1.304           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.323           --
                                                                                           1.994           --
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.901           --
                                                                                           1.416        7,905
                                                                                           1.446        7,908
                                                                                           1.335        7,912
                                                                                           1.252           --
                                                                                           0.934           --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.603           --
                                                                                           1.457       13,066
                                                                                           1.365       13,071
                                                                                           1.398       13,077
                                                                                           1.316       13,083
                                                                                           1.131       13,090
                                                                                           1.037       13,097
                                                                                           1.036       13,105
                                                                                           0.962       13,114
                                                                                           0.830       13,124
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.604           --
                                                                                           1.392           --
                                                                                           1.245           --
                                                                                           1.274           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.784           --
                                                                                           1.576           --
                                                                                           1.358           --
                                                                                           1.380           --
                                                                                           1.412           --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   2.241       2.649           --
                                                                                   2016   1.970       2.241           --
                                                                                   2015   2.086       1.970           --
                                                                                   2014   1.958       2.086           --
                                                                                   2013   1.540       1.958           --
                                                                                   2012   1.403       1.540           --
                                                                                   2011   1.351       1.403           --
                                                                                   2010   1.142       1.351           --
                                                                                   2009   0.993       1.142           --
                                                                                   2008   1.390       0.993           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   2.228       2.651           --
                                                                                   2016   2.182       2.228           --
                                                                                   2015   2.287       2.182           --
                                                                                   2014   2.171       2.287           --
                                                                                   2013   1.603       2.171           --
                                                                                   2012   1.475       1.603           --
                                                                                   2011   1.582       1.475           --
                                                                                   2010   1.264       1.582           --
                                                                                   2009   0.898       1.264           --
                                                                                   2008   1.594       0.898           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.760       2.013           --
                                                                                   2016   1.675       1.760           --
                                                                                   2015   1.828       1.675           --
                                                                                   2014   2.098       1.828           --
                                                                                   2013   1.741       2.098           --
                                                                                   2012   1.502       1.741           --
                                                                                   2011   1.715       1.502           --
                                                                                   2010   1.614       1.715           --
                                                                                   2009   1.201       1.614        8,040
                                                                                   2008   2.056       1.201        8,045
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.476       2.816           --
                                                                                   2016   2.503       2.476           --
                                                                                   2015   2.604       2.503           --
                                                                                   2014   2.213       2.604           --
                                                                                   2013   1.532       2.213           --
                                                                                   2012   1.319       1.532           --
                                                                                   2011   1.317       1.319           --
                                                                                   2010   1.078       1.317           --
                                                                                   2009   0.819       1.078           --
                                                                                   2008   1.407       0.819           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.780       1.787           --
                                                                                   2013   1.374       1.780           --
                                                                                   2012   1.219       1.374           --
                                                                                   2011   1.326       1.219           --
                                                                                   2010   1.160       1.326           --
                                                                                   2009   0.915       1.160           --
                                                                                   2008   1.472       0.915           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.828       2.132           --
                                                                                   2016   1.625       1.828           --
                                                                                   2015   1.734       1.625           --
                                                                                   2014   1.559       1.734           --
                                                                                   2013   1.266       1.559           --
                                                                                   2012   1.132       1.266           --
                                                                                   2011   1.072       1.132           --
                                                                                   2010   0.976       1.072           --
                                                                                   2009   0.812       0.976           --
                                                                                   2008   1.273       0.812           --
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.301       1.328           --
                                                                                   2010   1.219       1.301           --
                                                                                   2009   1.060       1.219           --
                                                                                   2008   1.091       1.060           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.343       1.336           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2013   1.065       1.343           --
                                                                                2012   0.983       1.065           --
                                                                                2011   1.041       0.983           --
                                                                                2010   0.972       1.041        6,377
                                                                                2009   0.857       0.972        6,380
                                                                                2008   1.296       0.857        6,384
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.338       1.429           --
                                                                                2010   1.179       1.338       36,331
                                                                                2009   0.963       1.179       36,347
                                                                                2008   1.497       0.963       36,363
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.734       0.731           --
                                                                                2008   1.140       0.734        6,920
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.238       1.325           --
                                                                                2009   0.789       1.238        2,193
                                                                                2008   1.251       0.789        2,194
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.738       0.705           --
                                                                                2008   1.250       0.738       13,643
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.644       0.678           --
                                                                                2008   1.290       0.644       48,848
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.127       1.028           --
                                                                                2008   2.095       1.127           --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.747       0.768           --
                                                                                2008   1.236       0.747           --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.955       0.910           --
                                                                                2008   1.575       0.955        1,939
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.061       1.121           --
                                                                                2008   1.226       1.061           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.481       2.439           --
                                                                                2013   2.588       2.481           --
                                                                                2012   2.365       2.588           --
                                                                                2011   3.158       2.365           --
                                                                                2010   2.787       3.158       11,761
                                                                                2009   1.634       2.787       11,766
                                                                                2008   3.998       1.634       11,772
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.937       1.976           --
                                                                                2013   1.534       1.937           --
                                                                                2012   1.423       1.534           --
                                                                                2011   1.372       1.423           --
                                                                                2010   1.174       1.372           --
                                                                                2009   1.052       1.174           --
                                                                                2008   1.544       1.052           --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.374       1.389           --
                                                                                2013   1.176       1.374       32,365
                                                                                2012   1.072       1.176       32,365
                                                                                2011   1.131       1.072       32,365
                                                                                2010   1.005       1.131       60,795
                                                                                2009   0.773       1.005       85,186
                                                                                2008   1.215       0.773       52,837
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.366       1.382           --
                                                                                2013   1.199       1.366           --
                                                                                2012   1.096       1.199           --
                                                                                2011   1.142       1.096           --
                                                                                2010   1.023       1.142        2,481
                                                                                2009   0.794       1.023        2,483
                                                                                2008   1.176       0.794        2,484
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2017   2.431       2.690           --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2016   2.134       2.431    --
                                                                     2015   2.325       2.134    --
                                                                     2014   2.066       2.325    --
                                                                     2013   1.588       2.066    --
                                                                     2012   1.462       1.588    --
                                                                     2011   1.584       1.462    --
                                                                     2010   1.370       1.584    --
                                                                     2009   1.116       1.370    --
                                                                     2008   1.719       1.116    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2017   3.125       3.164    --
                                                                     2016   3.012       3.125    --
                                                                     2015   2.940       3.012    --
                                                                     2014   2.298       2.940    --
                                                                     2013   2.308       2.298    --
                                                                     2012   2.029       2.308    --
                                                                     2011   1.886       2.029    --
                                                                     2010   1.497       1.886    --
                                                                     2009   1.161       1.497    --
                                                                     2008   1.921       1.161    --





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.305       1.288            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.858       1.962       312,795
                                                                                       2016   1.664       1.858       367,998
                                                                                       2015   1.770       1.664       424,015
                                                                                       2014   1.749       1.770       572,224
                                                                                       2013   1.633       1.749       769,842
                                                                                       2012   1.431       1.633       882,635
                                                                                       2011   1.427       1.431     1,073,684
                                                                                       2010   1.354       1.427     1,214,565
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.518       1.909       731,938
                                                                                       2016   1.390       1.518       871,677
                                                                                       2015   1.646       1.390     1,026,719
                                                                                       2014   1.737       1.646     1,372,884
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.717       0.680            --
                                                                                       2008   1.277       0.717       457,237
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.868       2.160       610,269
                                                                                       2016   1.626       1.868       742,846
                                                                                       2015   1.765       1.626       908,330
                                                                                       2014   1.664       1.765     1,279,045
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.422       1.785       238,918
                                                                                       2016   1.464       1.422       294,151
                                                                                       2015   1.521       1.464       523,138
                                                                                       2014   1.669       1.521       564,463
                                                                                       2013   1.428       1.669       577,341
                                                                                       2012   1.249       1.428       644,823
                                                                                       2011   1.428       1.249       742,717
                                                                                       2010   1.308       1.428       806,057
                                                                                       2009   1.015       1.308       899,599
                                                                                       2008   1.798       1.015       818,702
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.038       1.123            --
                                                                                       2012   1.006       1.038       305,079
                                                                                       2011   1.084       1.006       411,374
                                                                                       2010   0.901       1.084       344,056
                                                                                       2009   0.672       0.901       471,353
                                                                                       2008   1.068       0.672       476,038
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.869       0.975            --

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2011   0.899       0.869        502,572
                                                                           2010   0.839       0.899        595,440
                                                                           2009   0.596       0.839        872,686
                                                                           2008   1.125       0.596        851,309
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.313       1.759        340,976
                                                                           2016   1.337       1.313        483,099
                                                                           2015   1.313       1.337        586,004
                                                                           2014   1.312       1.313        654,666
                                                                           2013   1.054       1.312        748,923
                                                                           2012   0.888       1.054        840,427
                                                                           2011   0.989       0.888        938,770
                                                                           2010   0.871       0.989      1,210,275
                                                                           2009   0.636       0.871      1,211,369
                                                                           2008   1.092       0.636      1,267,922
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2017   1.488       1.523      1,884,790
                                                                           2016   1.480       1.488      2,020,824
                                                                           2015   1.510       1.480      2,499,795
                                                                           2014   1.480       1.510      3,622,587
                                                                           2013   1.540       1.480      4,949,917
                                                                           2012   1.438       1.540      5,458,014
                                                                           2011   1.450       1.438      5,532,907
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2017   1.658       1.658             --
                                                                           2016   1.651       1.658             --
                                                                           2015   1.690       1.651        503,089
                                                                           2014   1.555       1.690        686,402
                                                                           2013   1.196       1.555        743,015
                                                                           2012   1.106       1.196        895,910
                                                                           2011   1.261       1.106        958,464
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2017   1.654       1.654             --
                                                                           2016   1.617       1.654             --
                                                                           2015   1.675       1.617      1,526,204
                                                                           2014   1.637       1.675      1,682,222
                                                                           2013   1.648       1.637      1,805,319
                                                                           2012   1.509       1.648      2,036,889
                                                                           2011   1.489       1.509      2,093,865
                                                                           2010   1.356       1.489      2,287,368
                                                                           2009   1.113       1.356      2,366,429
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.755       2.013         55,611
                                                                           2016   1.544       1.755         41,448
                                                                           2015   1.633       1.544         55,085
                                                                           2014   1.501       1.633        136,583
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.457       1.909         94,523
                                                                           2016   1.488       1.457        123,133
                                                                           2015   1.431       1.488        159,573
                                                                           2014   1.344       1.431        170,833
                                                                           2013   1.023       1.344        182,060
                                                                           2012   0.915       1.023        243,919
                                                                           2011   1.027       0.915        266,147
                                                                           2010   0.876       1.027        370,635
                                                                           2009   0.699       0.876        454,397
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.914       0.904      2,001,111
                                                                           2016   0.930       0.914      3,053,455
                                                                           2015   0.949       0.930      3,406,240
                                                                           2014   0.969       0.949      4,193,264
                                                                           2013   0.989       0.969      4,648,465
                                                                           2012   1.010       0.989      4,464,575
                                                                           2011   1.031       1.010      4,936,230
                                                                           2010   1.052       1.031      4,377,837
                                                                           2009   1.069       1.052      6,208,533
                                                                           2008   1.061       1.069      6,064,712
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2017   1.337       1.503      4,676,638
                                                                           2016   1.274       1.337      5,194,049
                                                                           2015   1.317       1.274      6,827,759
                                                                           2014   1.277       1.317     10,719,815
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2017   1.325       1.547      2,053,268

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.251
                                                                                           2015   1.299
                                                                                           2014   1.252
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.681
                                                                                           2016   1.659
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.408
                                                                                           2016   1.439
                                                                                           2015   1.329
                                                                                           2014   1.247
                                                                                           2013   0.931
                                                                                           2012   0.970
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.450
                                                                                           2016   1.358
                                                                                           2015   1.392
                                                                                           2014   1.311
                                                                                           2013   1.128
                                                                                           2012   1.034
                                                                                           2011   1.033
                                                                                           2010   0.961
                                                                                           2009   0.829
                                                                                           2008   1.089
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.389
                                                                                           2016   1.243
                                                                                           2015   1.273
                                                                                           2014   1.174
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.566
                                                                                           2016   1.350
                                                                                           2015   1.373
                                                                                           2014   1.406
                                                                                           2013   1.131
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   1.912
                                                                                           2016   1.682
                                                                                           2015   1.781
                                                                                           2014   1.672
                                                                                           2013   1.316
                                                                                           2012   1.200
                                                                                           2011   1.156
                                                                                           2010   0.978
                                                                                           2009   0.850
                                                                                           2008   1.191
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2017   1.802
                                                                                           2016   1.765
                                                                                           2015   1.851
                                                                                           2014   1.758
                                                                                           2013   1.299
                                                                                           2012   1.196
                                                                                           2011   1.283
                                                                                           2010   1.026
                                                                                           2009   0.729
                                                                                           2008   1.295
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2017   1.433
                                                                                           2016   1.365
                                                                                           2015   1.490
                                                                                           2014   1.712
                                                                                           2013   1.421
                                                                                           2012   1.227
                                                                                           2011   1.401
                                                                                           2010   1.319
                                                                                           2009   0.982
                                                                                           2008   1.682
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)............... 2017   2.118



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.325     2,681,243
                                                                                           1.251     3,529,432
                                                                                           1.299     4,585,211
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.957       349,256
                                                                                           1.681       436,133
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.890       239,727
                                                                                           1.408       349,828
                                                                                           1.439       472,161
                                                                                           1.329       571,728
                                                                                           1.247       363,322
                                                                                           0.931       433,184
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.593       174,355
                                                                                           1.450       295,000
                                                                                           1.358       448,124
                                                                                           1.392       452,526
                                                                                           1.311       480,571
                                                                                           1.128       318,644
                                                                                           1.034       274,228
                                                                                           1.033       224,192
                                                                                           0.961       226,540
                                                                                           0.829       201,892
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.601       510,553
                                                                                           1.389       600,316
                                                                                           1.243       755,567
                                                                                           1.273       891,819
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.772       133,552
                                                                                           1.566       109,538
                                                                                           1.350       199,510
                                                                                           1.373       248,703
                                                                                           1.406       311,480
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.258       239,724
                                                                                           1.912       539,490
                                                                                           1.682       733,280
                                                                                           1.781       797,389
                                                                                           1.672       836,827
                                                                                           1.316       801,594
                                                                                           1.200     1,269,002
                                                                                           1.156     1,226,759
                                                                                           0.978     1,398,277
                                                                                           0.850     1,542,754
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2.143       193,518
                                                                                           1.802       265,049
                                                                                           1.765       266,454
                                                                                           1.851       327,815
                                                                                           1.758       414,244
                                                                                           1.299       494,219
                                                                                           1.196       598,907
                                                                                           1.283       774,324
                                                                                           1.026       944,764
                                                                                           0.729       687,059
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 1.639       400,979
                                                                                           1.433       520,282
                                                                                           1.365       658,128
                                                                                           1.490       909,563
                                                                                           1.712     1,274,261
                                                                                           1.421     1,521,960
                                                                                           1.227     1,699,662
                                                                                           1.401     1,961,001
                                                                                           1.319     2,165,533
                                                                                           0.982     2,140,193
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)............... 2.407       254,463

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   2.142       2.118       426,685
                                                                                   2015   2.229       2.142       541,246
                                                                                   2014   1.895       2.229       649,229
                                                                                   2013   1.312       1.895       728,882
                                                                                   2012   1.131       1.312       892,506
                                                                                   2011   1.130       1.131     1,023,144
                                                                                   2010   0.925       1.130     1,314,696
                                                                                   2009   0.703       0.925     1,521,264
                                                                                   2008   1.208       0.703     1,748,688
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.493       1.499            --
                                                                                   2013   1.153       1.493       179,409
                                                                                   2012   1.024       1.153       286,567
                                                                                   2011   1.114       1.024       337,799
                                                                                   2010   0.975       1.114       362,923
                                                                                   2009   0.769       0.975       382,158
                                                                                   2008   1.238       0.769       417,825
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.712       1.996       103,706
                                                                                   2016   1.522       1.712       138,728
                                                                                   2015   1.626       1.522       217,373
                                                                                   2014   1.462       1.626       235,636
                                                                                   2013   1.188       1.462       236,170
                                                                                   2012   1.063       1.188       220,534
                                                                                   2011   1.007       1.063       149,573
                                                                                   2010   0.917       1.007       148,230
                                                                                   2009   0.763       0.917       145,296
                                                                                   2008   1.198       0.763       149,675
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.299       1.326            --
                                                                                   2010   1.217       1.299     1,337,409
                                                                                   2009   1.059       1.217     1,640,777
                                                                                   2008   1.091       1.059     1,645,994
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.337       1.330            --
                                                                                   2013   1.061       1.337       859,952
                                                                                   2012   0.980       1.061     1,281,692
                                                                                   2011   1.038       0.980     1,270,019
                                                                                   2010   0.970       1.038     1,942,715
                                                                                   2009   0.855       0.970     2,071,727
                                                                                   2008   1.294       0.855     2,074,491
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.183       1.264            --
                                                                                   2010   1.044       1.183     1,320,670
                                                                                   2009   0.853       1.044     1,419,999
                                                                                   2008   1.327       0.853     1,438,076
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.733       0.730            --
                                                                                   2008   1.138       0.733       767,328
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.174       1.257            --
                                                                                   2009   0.749       1.174     1,091,354
                                                                                   2008   1.188       0.749     1,001,434
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.736       0.704            --
                                                                                   2008   1.249       0.736     2,166,886
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.615       0.646            --
                                                                                   2008   1.231       0.615       136,981
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   0.947       0.865            --
                                                                                   2008   1.763       0.947       814,061
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.732       0.753            --
                                                                                   2008   1.212       0.732       501,711
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   0.776       0.739            --
                                                                                   2008   1.279       0.776       876,473
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.035       1.093            --
                                                                                   2008   1.196       1.035     2,452,360
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.005       1.971            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.092       2.005       615,335
                                                                              2012   1.913       2.092       747,638
                                                                              2011   2.556       1.913       961,399
                                                                              2010   2.257       2.556     1,237,300
                                                                              2009   1.324       2.257     1,346,529
                                                                              2008   3.241       1.324     1,402,679
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.717       1.752            --
                                                                              2013   1.361       1.717       782,233
                                                                              2012   1.263       1.361       973,124
                                                                              2011   1.219       1.263     1,056,120
                                                                              2010   1.043       1.219     1,232,318
                                                                              2009   0.935       1.043     1,551,380
                                                                              2008   1.373       0.935     1,587,548
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.368       1.383            --
                                                                              2013   1.171       1.368     2,795,925
                                                                              2012   1.068       1.171     3,677,033
                                                                              2011   1.127       1.068     4,537,522
                                                                              2010   1.003       1.127     5,472,978
                                                                              2009   0.771       1.003     7,107,510
                                                                              2008   1.213       0.771     6,787,562
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.360       1.375            --
                                                                              2013   1.194       1.360     5,650,064
                                                                              2012   1.092       1.194     6,656,093
                                                                              2011   1.139       1.092     7,773,249
                                                                              2010   1.020       1.139     8,525,714
                                                                              2009   0.792       1.020     9,071,559
                                                                              2008   1.174       0.792     9,364,755
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   1.931       2.135       333,713
                                                                              2016   1.695       1.931       408,234
                                                                              2015   1.848       1.695       473,046
                                                                              2014   1.643       1.848       589,614
                                                                              2013   1.263       1.643       665,871
                                                                              2012   1.164       1.263       780,565
                                                                              2011   1.261       1.164       891,363
                                                                              2010   1.092       1.261     1,033,910
                                                                              2009   0.890       1.092     1,380,425
                                                                              2008   1.371       0.890     1,458,692
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   2.530       2.561       320,161
                                                                              2016   2.441       2.530       364,714
                                                                              2015   2.384       2.441       412,845
                                                                              2014   1.863       2.384       458,327
                                                                              2013   1.873       1.863       539,986
                                                                              2012   1.647       1.873       605,900
                                                                              2011   1.532       1.647       798,937
                                                                              2010   1.216       1.532       985,366
                                                                              2009   0.944       1.216     1,135,239
                                                                              2008   1.563       0.944     1,169,272





                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                               UNIT      UNIT     NUMBER OF
                                                                              VALUE      VALUE      UNITS
                                                                                AT        AT     OUTSTANDING
                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                       YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........ 2008   1.684       1.662            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............ 2017   2.004       2.115       757,866
                                                                    2016   1.796       2.004       887,134
                                                                    2015   1.911       1.796       987,743
                                                                    2014   1.890       1.911     1,320,289
                                                                    2013   1.765       1.890     1,858,484
                                                                    2012   1.547       1.765     2,391,821
                                                                    2011   1.543       1.547     2,589,883
                                                                    2010   1.465       1.543     3,279,515

                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.149       2.701       435,788
                                                                                       2016   1.969       2.149       496,540
                                                                                       2015   2.333       1.969       555,525
                                                                                       2014   2.463       2.333       636,421
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.861       0.816            --
                                                                                       2008   1.534       0.861     1,180,371
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.369       2.737       685,286
                                                                                       2016   2.062       2.369       796,547
                                                                                       2015   2.240       2.062       898,254
                                                                                       2014   2.113       2.240     1,115,151
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.785       2.240       530,335
                                                                                       2016   1.839       1.785       604,043
                                                                                       2015   1.912       1.839       629,656
                                                                                       2014   2.098       1.912       731,003
                                                                                       2013   1.797       2.098       881,159
                                                                                       2012   1.572       1.797     1,519,887
                                                                                       2011   1.798       1.572     1,846,593
                                                                                       2010   1.649       1.798     2,295,120
                                                                                       2009   1.280       1.649     2,528,677
                                                                                       2008   2.268       1.280     3,009,570
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.034       1.119            --
                                                                                       2012   1.003       1.034     2,902,562
                                                                                       2011   1.081       1.003     3,074,157
                                                                                       2010   0.899       1.081     2,967,256
                                                                                       2009   0.671       0.899     2,853,449
                                                                                       2008   1.066       0.671     3,150,125
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.866       0.972            --
                                                                                       2011   0.897       0.866       986,644
                                                                                       2010   0.837       0.897     1,030,290
                                                                                       2009   0.595       0.837     1,256,092
                                                                                       2008   1.124       0.595     1,169,800
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.306       1.749       392,733
                                                                                       2016   1.331       1.306       441,522
                                                                                       2015   1.308       1.331       471,051
                                                                                       2014   1.307       1.308       587,077
                                                                                       2013   1.050       1.307       960,687
                                                                                       2012   0.885       1.050     1,156,456
                                                                                       2011   0.987       0.885     1,274,500
                                                                                       2010   0.869       0.987     1,435,999
                                                                                       2009   0.635       0.869     1,711,634
                                                                                       2008   1.091       0.635     1,844,163
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.465       1.500     2,324,021
                                                                                       2016   1.459       1.465     2,591,505
                                                                                       2015   1.489       1.459     2,932,348
                                                                                       2014   1.460       1.489     3,548,098
                                                                                       2013   1.520       1.460     4,541,635
                                                                                       2012   1.421       1.520     5,700,431
                                                                                       2011   1.432       1.421     6,642,169
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2017   1.981       1.981            --
                                                                                       2016   1.973       1.981            --
                                                                                       2015   2.020       1.973     1,045,881
                                                                                       2014   1.860       2.020     1,141,388
                                                                                       2013   1.431       1.860     1,383,665
                                                                                       2012   1.324       1.431     1,786,802
                                                                                       2011   1.510       1.324     1,989,680
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2017   1.557       1.557            --
                                                                                       2016   1.523       1.557            --
                                                                                       2015   1.578       1.523     1,458,638
                                                                                       2014   1.543       1.578     1,849,473
                                                                                       2013   1.554       1.543     2,337,105
                                                                                       2012   1.424       1.554     3,355,938
                                                                                       2011   1.405       1.424     3,917,304
                                                                                       2010   1.281       1.405     4,621,907
                                                                                       2009   1.051       1.281     4,434,575
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)...................... 2017   2.282       2.616       137,803

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.008
                                                                                           2015   2.125
                                                                                           2014   1.954
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.742
                                                                                           2016   1.780
                                                                                           2015   1.714
                                                                                           2014   1.609
                                                                                           2013   1.226
                                                                                           2012   1.097
                                                                                           2011   1.232
                                                                                           2010   1.051
                                                                                           2009   0.839
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.894
                                                                                           2016   0.910
                                                                                           2015   0.930
                                                                                           2014   0.949
                                                                                           2013   0.969
                                                                                           2012   0.990
                                                                                           2011   1.011
                                                                                           2010   1.032
                                                                                           2009   1.050
                                                                                           2008   1.042
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.330
                                                                                           2016   1.268
                                                                                           2015   1.311
                                                                                           2014   1.272
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.318
                                                                                           2016   1.245
                                                                                           2015   1.293
                                                                                           2014   1.247
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.967
                                                                                           2016   1.942
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.401
                                                                                           2016   1.432
                                                                                           2015   1.323
                                                                                           2014   1.243
                                                                                           2013   0.928
                                                                                           2012   0.970
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.442
                                                                                           2016   1.352
                                                                                           2015   1.386
                                                                                           2014   1.306
                                                                                           2013   1.124
                                                                                           2012   1.031
                                                                                           2011   1.031
                                                                                           2010   0.959
                                                                                           2009   0.828
                                                                                           2008   1.088
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.387
                                                                                           2016   1.241
                                                                                           2015   1.272
                                                                                           2014   1.174
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.557
                                                                                           2016   1.343
                                                                                           2015   1.367
                                                                                           2014   1.400
                                                                                           2013   1.126
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   2.329



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.282       169,160
                                                                                           2.008       265,393
                                                                                           2.125       362,386
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.282       314,001
                                                                                           1.742       357,166
                                                                                           1.780       410,041
                                                                                           1.714       489,582
                                                                                           1.609       682,517
                                                                                           1.226       918,842
                                                                                           1.097     1,125,258
                                                                                           1.232     1,076,232
                                                                                           1.051     1,185,612
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.884     2,734,729
                                                                                           0.894     3,454,376
                                                                                           0.910     4,430,818
                                                                                           0.930     4,363,690
                                                                                           0.949     7,439,267
                                                                                           0.969     7,890,296
                                                                                           0.990     8,183,980
                                                                                           1.011     7,562,774
                                                                                           1.032     6,572,679
                                                                                           1.050     9,643,105
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.494     4,332,512
                                                                                           1.330     4,482,718
                                                                                           1.268     5,573,597
                                                                                           1.311     6,244,445
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.538     1,472,184
                                                                                           1.318     2,007,419
                                                                                           1.245     2,369,085
                                                                                           1.293     3,686,782
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.289     1,385,732
                                                                                           1.967     1,560,679
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.879     1,444,333
                                                                                           1.401     1,631,225
                                                                                           1.432     1,708,850
                                                                                           1.323     1,946,717
                                                                                           1.243       680,249
                                                                                           0.928       892,359
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.584       290,234
                                                                                           1.442       380,335
                                                                                           1.352       555,771
                                                                                           1.386       693,712
                                                                                           1.306       793,209
                                                                                           1.124     1,309,935
                                                                                           1.031     1,577,941
                                                                                           1.031     1,909,167
                                                                                           0.959     1,576,510
                                                                                           0.828     1,966,414
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.597       165,366
                                                                                           1.387       251,917
                                                                                           1.241       264,221
                                                                                           1.272       268,690
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.761       727,952
                                                                                           1.557       796,139
                                                                                           1.343       939,814
                                                                                           1.367     1,236,319
                                                                                           1.400     1,653,257
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.750       496,795

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   2.050       2.329       575,430
                                                                                   2015   2.173       2.050       641,532
                                                                                   2014   2.041       2.173       840,915
                                                                                   2013   1.607       2.041     1,115,181
                                                                                   2012   1.466       1.607     1,432,303
                                                                                   2011   1.412       1.466     1,613,020
                                                                                   2010   1.195       1.412     1,933,499
                                                                                   2009   1.040       1.195     1,955,852
                                                                                   2008   1.457       1.040     2,207,347
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   2.393       2.844       424,760
                                                                                   2016   2.346       2.393       470,880
                                                                                   2015   2.461       2.346       522,592
                                                                                   2014   2.338       2.461       584,599
                                                                                   2013   1.728       2.338       915,595
                                                                                   2012   1.592       1.728     1,008,138
                                                                                   2011   1.709       1.592     1,134,077
                                                                                   2010   1.367       1.709     1,234,868
                                                                                   2009   0.973       1.367     1,352,408
                                                                                   2008   1.727       0.973     1,334,102
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.904       2.176       711,917
                                                                                   2016   1.814       1.904       844,709
                                                                                   2015   1.981       1.814       924,580
                                                                                   2014   2.277       1.981     1,025,585
                                                                                   2013   1.891       2.277     1,323,571
                                                                                   2012   1.633       1.891     1,487,788
                                                                                   2011   1.867       1.633     1,773,593
                                                                                   2010   1.758       1.867     1,936,899
                                                                                   2009   1.310       1.758     2,042,661
                                                                                   2008   2.244       1.310     2,369,655
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.663       3.024       287,927
                                                                                   2016   2.694       2.663       336,236
                                                                                   2015   2.805       2.694       366,409
                                                                                   2014   2.386       2.805       408,933
                                                                                   2013   1.653       2.386       549,680
                                                                                   2012   1.426       1.653       766,208
                                                                                   2011   1.425       1.426       837,685
                                                                                   2010   1.167       1.425       893,944
                                                                                   2009   0.888       1.167     1,025,931
                                                                                   2008   1.526       0.888     1,121,311
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.944       1.951            --
                                                                                   2013   1.502       1.944       466,956
                                                                                   2012   1.334       1.502       537,521
                                                                                   2011   1.453       1.334       693,937
                                                                                   2010   1.272       1.453       711,759
                                                                                   2009   1.004       1.272       812,464
                                                                                   2008   1.617       1.004       902,809
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.902       2.217       337,253
                                                                                   2016   1.693       1.902       373,605
                                                                                   2015   1.809       1.693       414,131
                                                                                   2014   1.628       1.809       477,599
                                                                                   2013   1.323       1.628       658,773
                                                                                   2012   1.184       1.323       771,895
                                                                                   2011   1.123       1.184       827,880
                                                                                   2010   1.023       1.123       881,821
                                                                                   2009   0.852       1.023       908,710
                                                                                   2008   1.337       0.852       953,380
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.297       1.323            --
                                                                                   2010   1.216       1.297     1,461,097
                                                                                   2009   1.059       1.216     1,468,004
                                                                                   2008   1.091       1.059     1,868,615
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.331       1.324            --
                                                                                   2013   1.057       1.331       266,083
                                                                                   2012   0.976       1.057       345,471
                                                                                   2011   1.035       0.976       420,487
                                                                                   2010   0.967       1.035       645,795
                                                                                   2009   0.854       0.967       756,508
                                                                                   2008   1.292       0.854       475,923

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.418       1.514            --
                                                                                2010   1.251       1.418     2,428,138
                                                                                2009   1.023       1.251     2,649,235
                                                                                2008   1.591       1.023     2,955,277
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.731       0.728            --
                                                                                2008   1.137       0.731       186,866
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.306       1.398            --
                                                                                2009   0.833       1.306     2,658,032
                                                                                2008   1.322       0.833     1,996,666
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.735       0.702            --
                                                                                2008   1.247       0.735     1,098,128
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.678       0.713            --
                                                                                2008   1.359       0.678       574,580
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.202       1.097            --
                                                                                2008   2.237       1.202       517,392
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.743       0.764            --
                                                                                2008   1.231       0.743     1,440,720
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.061       1.011            --
                                                                                2008   1.751       1.061       507,673
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.097       1.158            --
                                                                                2008   1.268       1.097     2,708,674
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.690       2.644            --
                                                                                2013   2.809       2.690       537,087
                                                                                2012   2.569       2.809       561,765
                                                                                2011   3.434       2.569       625,755
                                                                                2010   3.034       3.434       781,303
                                                                                2009   1.780       3.034       847,994
                                                                                2008   4.361       1.780       899,804
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.070       2.111            --
                                                                                2013   1.640       2.070       472,971
                                                                                2012   1.524       1.640       628,815
                                                                                2011   1.471       1.524       689,112
                                                                                2010   1.260       1.471       806,463
                                                                                2009   1.130       1.260       879,174
                                                                                2008   1.660       1.130       975,915
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.362       1.376            --
                                                                                2013   1.166       1.362       952,755
                                                                                2012   1.065       1.166     1,167,769
                                                                                2011   1.124       1.065     1,377,462
                                                                                2010   1.000       1.124     1,570,562
                                                                                2009   0.770       1.000     1,812,567
                                                                                2008   1.211       0.770     1,543,406
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.354       1.369            --
                                                                                2013   1.189       1.354     1,749,622
                                                                                2012   1.089       1.189     1,918,696
                                                                                2011   1.135       1.089     2,067,827
                                                                                2010   1.018       1.135     2,210,585
                                                                                2009   0.791       1.018     2,605,337
                                                                                2008   1.172       0.791     2,390,595
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2017   2.634       2.912       207,624
                                                                                2016   2.315       2.634       238,444
                                                                                2015   2.524       2.315       285,665
                                                                                2014   2.245       2.524       369,042
                                                                                2013   1.727       2.245       413,567
                                                                                2012   1.592       1.727       538,324
                                                                                2011   1.726       1.592       605,469
                                                                                2010   1.495       1.726       656,930
                                                                                2009   1.219       1.495       773,883
                                                                                2008   1.880       1.219       892,997
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2017   3.198       3.235       146,200

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2016   3.086       3.198    169,971
                 2015   3.015       3.086    205,440
                 2014   2.358       3.015    223,368
                 2013   2.372       2.358    283,421
                 2012   2.087       2.372    369,945
                 2011   1.942       2.087    440,594
                 2010   1.542       1.942    592,449
                 2009   1.197       1.542    587,213
                 2008   1.984       1.197    694,761





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.680       1.657            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.991       2.100        47,395
                                                                                       2016   1.785       1.991       101,782
                                                                                       2015   1.900       1.785       103,310
                                                                                       2014   1.880       1.900       104,494
                                                                                       2013   1.756       1.880       105,706
                                                                                       2012   1.540       1.756       139,453
                                                                                       2011   1.537       1.540       146,598
                                                                                       2010   1.460       1.537       173,962
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.135       2.681        22,926
                                                                                       2016   1.956       2.135        28,070
                                                                                       2015   2.319       1.956        27,757
                                                                                       2014   2.449       2.319        27,769
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.858       0.814            --
                                                                                       2008   1.531       0.858       293,714
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.352       2.717        14,957
                                                                                       2016   2.049       2.352        25,508
                                                                                       2015   2.226       2.049        43,504
                                                                                       2014   2.101       2.226        43,919
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.773       2.224           735
                                                                                       2016   1.827       1.773        11,845
                                                                                       2015   1.901       1.827        12,256
                                                                                       2014   2.087       1.901        12,962
                                                                                       2013   1.788       2.087        12,927
                                                                                       2012   1.566       1.788        16,962
                                                                                       2011   1.791       1.566        16,546
                                                                                       2010   1.643       1.791        23,282
                                                                                       2009   1.276       1.643        27,209
                                                                                       2008   2.262       1.276        29,520
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.030       1.114            --
                                                                                       2012   1.000       1.030        74,774
                                                                                       2011   1.078       1.000        81,209
                                                                                       2010   0.897       1.078        95,612
                                                                                       2009   0.670       0.897       102,789
                                                                                       2008   1.064       0.670       110,720
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.864       0.969            --
                                                                                       2011   0.895       0.864       277,092
                                                                                       2010   0.836       0.895       272,469
                                                                                       2009   0.594       0.836       310,871
                                                                                       2008   1.123       0.594       477,575
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.299       1.739        78,175

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.324
                                                                                           2015   1.302
                                                                                           2014   1.302
                                                                                           2013   1.047
                                                                                           2012   0.883
                                                                                           2011   0.985
                                                                                           2010   0.868
                                                                                           2009   0.634
                                                                                           2008   1.090
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................................... 2017   1.455
                                                                                           2016   1.449
                                                                                           2015   1.481
                                                                                           2014   1.452
                                                                                           2013   1.512
                                                                                           2012   1.414
                                                                                           2011   1.426
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2017   1.968
                                                                                           2016   1.961
                                                                                           2015   2.008
                                                                                           2014   1.850
                                                                                           2013   1.424
                                                                                           2012   1.318
                                                                                           2011   1.504
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 2017   1.547
                                                                                           2016   1.513
                                                                                           2015   1.569
                                                                                           2014   1.535
                                                                                           2013   1.546
                                                                                           2012   1.418
                                                                                           2011   1.400
                                                                                           2010   1.277
                                                                                           2009   1.048
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2017   2.266
                                                                                           2016   1.995
                                                                                           2015   2.112
                                                                                           2014   1.943
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.730
                                                                                           2016   1.769
                                                                                           2015   1.703
                                                                                           2014   1.601
                                                                                           2013   1.220
                                                                                           2012   1.092
                                                                                           2011   1.227
                                                                                           2010   1.048
                                                                                           2009   0.836
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.888
                                                                                           2016   0.904
                                                                                           2015   0.924
                                                                                           2014   0.944
                                                                                           2013   0.965
                                                                                           2012   0.986
                                                                                           2011   1.007
                                                                                           2010   1.029
                                                                                           2009   1.047
                                                                                           2008   1.040
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.322
                                                                                           2016   1.262
                                                                                           2015   1.306
                                                                                           2014   1.267
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.311
                                                                                           2016   1.239
                                                                                           2015   1.288
                                                                                           2014   1.242
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.954
                                                                                           2016   1.929
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.393



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.299       115,424
                                                                                           1.324       114,414
                                                                                           1.302       141,456
                                                                                           1.302       200,930
                                                                                           1.047       230,665
                                                                                           0.883       220,777
                                                                                           0.985       231,595
                                                                                           0.868       295,506
                                                                                           0.634       356,402
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................................... 1.489       172,621
                                                                                           1.455       147,548
                                                                                           1.449       170,872
                                                                                           1.481       174,255
                                                                                           1.452       193,908
                                                                                           1.512       397,814
                                                                                           1.414       344,649
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 1.968            --
                                                                                           1.968            --
                                                                                           1.961        81,135
                                                                                           2.008        85,342
                                                                                           1.850       111,123
                                                                                           1.424       100,233
                                                                                           1.318       107,718
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 1.547            --
                                                                                           1.547            --
                                                                                           1.513        97,279
                                                                                           1.569       100,723
                                                                                           1.535       115,289
                                                                                           1.546       115,675
                                                                                           1.418       122,902
                                                                                           1.400       147,323
                                                                                           1.277       114,049
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2.597        17,929
                                                                                           2.266        28,847
                                                                                           1.995        28,852
                                                                                           2.112        28,858
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.265       250,380
                                                                                           1.730       262,785
                                                                                           1.769       272,367
                                                                                           1.703       281,608
                                                                                           1.601       301,210
                                                                                           1.220       316,036
                                                                                           1.092       324,275
                                                                                           1.227       339,922
                                                                                           1.048       361,746
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.877       290,089
                                                                                           0.888       352,572
                                                                                           0.904       383,700
                                                                                           0.924       391,009
                                                                                           0.944       493,586
                                                                                           0.965       270,151
                                                                                           0.986       516,572
                                                                                           1.007       818,186
                                                                                           1.029       817,087
                                                                                           1.047        36,968
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.485       370,363
                                                                                           1.322       376,710
                                                                                           1.262       446,912
                                                                                           1.306       516,718
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.529       665,018
                                                                                           1.311       670,625
                                                                                           1.239       682,539
                                                                                           1.288       831,274
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.272        36,788
                                                                                           1.954        76,326
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.868       152,909

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.425       1.393       164,437
                                                                                   2015   1.317       1.425       169,230
                                                                                   2014   1.238       1.317       198,895
                                                                                   2013   0.925       1.238       239,930
                                                                                   2012   0.960       0.925       275,292
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2017   1.434       1.575            --
                                                                                   2016   1.345       1.434            --
                                                                                   2015   1.380       1.345        68,192
                                                                                   2014   1.301       1.380        71,997
                                                                                   2013   1.120       1.301        71,997
                                                                                   2012   1.028       1.120       106,720
                                                                                   2011   1.028       1.028       136,976
                                                                                   2010   0.957       1.028       136,989
                                                                                   2009   0.827       0.957       137,002
                                                                                   2008   1.088       0.827        30,295
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2017   1.384       1.593        29,800
                                                                                   2016   1.240       1.384        29,808
                                                                                   2015   1.271       1.240        29,816
                                                                                   2014   1.173       1.271        29,825
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2017   1.548       1.750        16,286
                                                                                   2016   1.336       1.548        21,685
                                                                                   2015   1.360       1.336        55,352
                                                                                   2014   1.394       1.360        57,999
                                                                                   2013   1.122       1.394        60,534
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   2.313       2.730        44,560
                                                                                   2016   2.037       2.313        60,061
                                                                                   2015   2.160       2.037        64,922
                                                                                   2014   2.030       2.160        82,480
                                                                                   2013   1.599       2.030       164,995
                                                                                   2012   1.459       1.599       223,702
                                                                                   2011   1.407       1.459       220,200
                                                                                   2010   1.191       1.407       223,861
                                                                                   2009   1.037       1.191       268,280
                                                                                   2008   1.454       1.037       321,138
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   2.376       2.823        29,745
                                                                                   2016   2.331       2.376        38,564
                                                                                   2015   2.446       2.331        40,921
                                                                                   2014   2.326       2.446        43,164
                                                                                   2013   1.720       2.326        46,075
                                                                                   2012   1.585       1.720        63,877
                                                                                   2011   1.702       1.585        67,983
                                                                                   2010   1.363       1.702        73,650
                                                                                   2009   0.970       1.363        99,505
                                                                                   2008   1.723       0.970       110,223
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.891       2.160        42,242
                                                                                   2016   1.803       1.891        43,308
                                                                                   2015   1.970       1.803        44,516
                                                                                   2014   2.265       1.970        50,957
                                                                                   2013   1.882       2.265        57,853
                                                                                   2012   1.626       1.882        64,326
                                                                                   2011   1.859       1.626        69,229
                                                                                   2010   1.752       1.859        67,513
                                                                                   2009   1.306       1.752        68,376
                                                                                   2008   2.239       1.306       116,112
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.644       3.002        59,532
                                                                                   2016   2.677       2.644        78,885
                                                                                   2015   2.789       2.677        79,634
                                                                                   2014   2.373       2.789        97,948
                                                                                   2013   1.645       2.373       118,549
                                                                                   2012   1.419       1.645       143,047
                                                                                   2011   1.419       1.419       153,344
                                                                                   2010   1.163       1.419       161,174
                                                                                   2009   0.885       1.163       226,602
                                                                                   2008   1.522       0.885       246,318
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.934       1.941            --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.495       1.934        17,931
                                                                                   2012   1.329       1.495        17,939
                                                                                   2011   1.447       1.329        17,948
                                                                                   2010   1.268       1.447        17,959
                                                                                   2009   1.002       1.268        17,971
                                                                                   2008   1.614       1.002        36,864
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.889       2.201         9,535
                                                                                   2016   1.682       1.889        11,840
                                                                                   2015   1.798       1.682        38,163
                                                                                   2014   1.619       1.798        40,583
                                                                                   2013   1.316       1.619        43,721
                                                                                   2012   1.179       1.316        47,583
                                                                                   2011   1.118       1.179        52,139
                                                                                   2010   1.019       1.118        57,805
                                                                                   2009   0.849       1.019        73,194
                                                                                   2008   1.334       0.849        77,327
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.295       1.321            --
                                                                                   2010   1.215       1.295       171,630
                                                                                   2009   1.058       1.215       115,224
                                                                                   2008   1.091       1.058        78,500
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.325       1.318            --
                                                                                   2013   1.053       1.325        28,941
                                                                                   2012   0.973       1.053        28,955
                                                                                   2011   1.032       0.973        28,973
                                                                                   2010   0.965       1.032        28,993
                                                                                   2009   0.852       0.965        36,129
                                                                                   2008   1.290       0.852        54,038
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.412       1.507            --
                                                                                   2010   1.247       1.412       136,163
                                                                                   2009   1.020       1.247       150,110
                                                                                   2008   1.588       1.020       158,751
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.730       0.727            --
                                                                                   2008   1.135       0.730       149,029
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.301       1.393            --
                                                                                   2009   0.831       1.301       387,013
                                                                                   2008   1.319       0.831       394,407
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.734       0.701            --
                                                                                   2008   1.245       0.734       148,546
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.676       0.711            --
                                                                                   2008   1.355       0.676       185,424
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.198       1.093            --
                                                                                   2008   2.232       1.198        36,978
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.742       0.762            --
                                                                                   2008   1.229       0.742         1,906
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.058       1.008            --
                                                                                   2008   1.747       1.058       116,076
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.093       1.154            --
                                                                                   2008   1.265       1.093        79,983
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.675       2.629            --
                                                                                   2013   2.795       2.675        28,245
                                                                                   2012   2.558       2.795        32,896
                                                                                   2011   3.421       2.558        32,379
                                                                                   2010   3.023       3.421        33,403
                                                                                   2009   1.775       3.023        32,633
                                                                                   2008   4.350       1.775        45,130
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................... 2014   2.058       2.099            --
                                                                                   2013   1.632       2.058        39,039
                                                                                   2012   1.517       1.632        59,593
                                                                                   2011   1.465       1.517        52,134
                                                                                   2010   1.256       1.465        56,089
                                                                                   2009   1.126       1.256        74,063
                                                                                   2008   1.656       1.126        96,522

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.356       1.370            --
                                                                              2013   1.162       1.356       649,179
                                                                              2012   1.061       1.162       673,855
                                                                              2011   1.121       1.061       681,258
                                                                              2010   0.998       1.121       692,934
                                                                              2009   0.769       0.998       690,626
                                                                              2008   1.210       0.769       590,188
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.348       1.363            --
                                                                              2013   1.185       1.348       317,369
                                                                              2012   1.085       1.185       357,010
                                                                              2011   1.132       1.085       424,014
                                                                              2010   1.015       1.132       435,153
                                                                              2009   0.789       1.015       395,998
                                                                              2008   1.171       0.789       523,488
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.616       2.890        13,748
                                                                              2016   2.300       2.616        21,818
                                                                              2015   2.509       2.300        22,452
                                                                              2014   2.233       2.509        23,658
                                                                              2013   1.719       2.233        42,308
                                                                              2012   1.585       1.719        37,081
                                                                              2011   1.720       1.585        37,934
                                                                              2010   1.490       1.720        39,021
                                                                              2009   1.216       1.490        45,751
                                                                              2008   1.875       1.216        69,079
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.176       3.211        25,859
                                                                              2016   3.066       3.176        30,934
                                                                              2015   2.997       3.066        34,815
                                                                              2014   2.346       2.997        51,800
                                                                              2013   2.360       2.346        61,228
                                                                              2012   2.078       2.360        68,150
                                                                              2011   1.934       2.078        76,700
                                                                              2010   1.537       1.934       101,546
                                                                              2009   1.194       1.537       135,067
                                                                              2008   1.979       1.194       122,805





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.522       1.501            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.977       2.084       943,111
                                                                                       2016   1.773       1.977     1,032,489
                                                                                       2015   1.889       1.773     1,225,967
                                                                                       2014   1.870       1.889     1,372,075
                                                                                       2013   1.748       1.870     1,589,520
                                                                                       2012   1.534       1.748     1,759,081
                                                                                       2011   1.532       1.534     1,841,239
                                                                                       2010   1.455       1.532     1,884,532
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.911       2.399       410,539
                                                                                       2016   1.752       1.911       474,837
                                                                                       2015   2.078       1.752       524,844
                                                                                       2014   2.196       2.078       759,164
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.807       0.765            --
                                                                                       2008   1.440       0.807       242,182
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.115       2.442       381,477
                                                                                       2016   1.843       2.115       497,769
                                                                                       2015   2.004       1.843       590,810
                                                                                       2014   1.892       2.004       753,109
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.614       2.024       192,791

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.665       1.614       246,198
                                                                           2015   1.732       1.665       306,907
                                                                           2014   1.903       1.732       341,181
                                                                           2013   1.631       1.903       375,954
                                                                           2012   1.429       1.631       423,883
                                                                           2011   1.636       1.429       514,171
                                                                           2010   1.501       1.636       542,075
                                                                           2009   1.166       1.501       554,678
                                                                           2008   2.069       1.166       586,996
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   1.026       1.110            --
                                                                           2012   0.996       1.026       473,681
                                                                           2011   1.075       0.996       505,149
                                                                           2010   0.895       1.075       463,499
                                                                           2009   0.669       0.895       398,822
                                                                           2008   1.063       0.669       378,102
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2012   0.861       0.966            --
                                                                           2011   0.893       0.861       629,019
                                                                           2010   0.834       0.893       688,766
                                                                           2009   0.593       0.834       894,060
                                                                           2008   1.122       0.593       677,434
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.292       1.729       296,328
                                                                           2016   1.318       1.292       364,934
                                                                           2015   1.296       1.318       370,775
                                                                           2014   1.297       1.296       420,983
                                                                           2013   1.043       1.297       465,503
                                                                           2012   0.880       1.043       585,544
                                                                           2011   0.982       0.880       712,965
                                                                           2010   0.866       0.982       739,403
                                                                           2009   0.633       0.866       845,006
                                                                           2008   1.089       0.633       896,168
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2017   1.413       1.444     1,329,135
                                                                           2016   1.407       1.413     1,542,068
                                                                           2015   1.439       1.407     1,712,340
                                                                           2014   1.411       1.439     2,841,353
                                                                           2013   1.471       1.411     3,776,771
                                                                           2012   1.376       1.471     3,883,138
                                                                           2011   1.388       1.376     4,148,350
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2017   1.832       1.832            --
                                                                           2016   1.825       1.832            --
                                                                           2015   1.870       1.825       451,711
                                                                           2014   1.724       1.870       529,655
                                                                           2013   1.328       1.724       630,695
                                                                           2012   1.230       1.328       682,775
                                                                           2011   1.404       1.230       738,972
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2017   1.537       1.537            --
                                                                           2016   1.504       1.537            --
                                                                           2015   1.560       1.504     3,029,850
                                                                           2014   1.527       1.560     3,720,769
                                                                           2013   1.539       1.527     4,100,327
                                                                           2012   1.412       1.539     4,565,747
                                                                           2011   1.395       1.412     4,867,441
                                                                           2010   1.273       1.395     5,177,999
                                                                           2009   1.045       1.273     5,102,042
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   2.040       2.336        34,317
                                                                           2016   1.796       2.040        30,644
                                                                           2015   1.903       1.796        35,892
                                                                           2014   1.751       1.903       107,878
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.620       2.120       161,562
                                                                           2016   1.657       1.620       168,097
                                                                           2015   1.597       1.657       210,187
                                                                           2014   1.501       1.597       260,063
                                                                           2013   1.145       1.501       401,013
                                                                           2012   1.025       1.145       367,667
                                                                           2011   1.152       1.025       355,840
                                                                           2010   0.985       1.152       308,470
                                                                           2009   0.786       0.985       259,101

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.884
                                                                                           2016   0.901
                                                                                           2015   0.921
                                                                                           2014   0.941
                                                                                           2013   0.962
                                                                                           2012   0.984
                                                                                           2011   1.005
                                                                                           2010   1.028
                                                                                           2009   1.046
                                                                                           2008   1.040
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.315
                                                                                           2016   1.255
                                                                                           2015   1.300
                                                                                           2014   1.262
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.304
                                                                                           2016   1.233
                                                                                           2015   1.282
                                                                                           2014   1.237
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.941
                                                                                           2016   1.917
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.386
                                                                                           2016   1.418
                                                                                           2015   1.312
                                                                                           2014   1.233
                                                                                           2013   0.922
                                                                                           2012   0.960
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.427
                                                                                           2016   1.339
                                                                                           2015   1.374
                                                                                           2014   1.296
                                                                                           2013   1.116
                                                                                           2012   1.025
                                                                                           2011   1.026
                                                                                           2010   0.955
                                                                                           2009   0.825
                                                                                           2008   1.087
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.382
                                                                                           2016   1.238
                                                                                           2015   1.270
                                                                                           2014   1.172
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.539
                                                                                           2016   1.329
                                                                                           2015   1.354
                                                                                           2014   1.388
                                                                                           2013   1.117
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   2.181
                                                                                           2016   1.922
                                                                                           2015   2.039
                                                                                           2014   1.917
                                                                                           2013   1.511
                                                                                           2012   1.380
                                                                                           2011   1.331
                                                                                           2010   1.127
                                                                                           2009   0.982
                                                                                           2008   1.377
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2017   2.168
                                                                                           2016   2.128
                                                                                           2015   2.235
                                                                                           2014   2.126
                                                                                           2013   1.573
                                                                                           2012   1.451
                                                                                           2011   1.558
                                                                                           2010   1.248
                                                                                           2009   0.889
                                                                                           2008   1.580
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2017   1.713



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.873      5,112,959
                                                                                           0.884      3,269,265
                                                                                           0.901      3,761,731
                                                                                           0.921      4,768,675
                                                                                           0.941      4,784,533
                                                                                           0.962      5,447,560
                                                                                           0.984      5,574,947
                                                                                           1.005      5,758,011
                                                                                           1.028      7,628,176
                                                                                           1.046      7,012,301
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.476     18,897,734
                                                                                           1.315     21,483,983
                                                                                           1.255     23,745,286
                                                                                           1.300     25,102,270
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.520     55,009,697
                                                                                           1.304     57,771,450
                                                                                           1.233     62,291,586
                                                                                           1.282     64,658,583
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.256        470,858
                                                                                           1.941        534,243
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.857        323,215
                                                                                           1.386        441,436
                                                                                           1.418        446,694
                                                                                           1.312        542,425
                                                                                           1.233        574,082
                                                                                           0.922        614,203
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.566      1,205,434
                                                                                           1.427      1,531,311
                                                                                           1.339      1,608,887
                                                                                           1.374      1,685,105
                                                                                           1.296      1,688,527
                                                                                           1.116      1,660,269
                                                                                           1.025      1,802,616
                                                                                           1.026      1,854,385
                                                                                           0.955      2,276,123
                                                                                           0.825      1,231,684
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.589        325,675
                                                                                           1.382        404,295
                                                                                           1.238        449,372
                                                                                           1.270        496,696
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.739        356,154
                                                                                           1.539        305,653
                                                                                           1.329        342,437
                                                                                           1.354        379,861
                                                                                           1.388        441,462
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.573        235,458
                                                                                           2.181        235,239
                                                                                           1.922        311,558
                                                                                           2.039        402,831
                                                                                           1.917        569,281
                                                                                           1.511        610,890
                                                                                           1.380        672,651
                                                                                           1.331        762,084
                                                                                           1.127        832,038
                                                                                           0.982        869,715
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2.575        139,707
                                                                                           2.168        201,207
                                                                                           2.128        200,803
                                                                                           2.235        219,359
                                                                                           2.126        319,854
                                                                                           1.573        341,064
                                                                                           1.451        382,611
                                                                                           1.558        416,400
                                                                                           1.248        443,376
                                                                                           0.889        291,442
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 1.955        440,691

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.634       1.713       479,912
                                                                                   2015   1.786       1.634       519,557
                                                                                   2014   2.054       1.786       679,678
                                                                                   2013   1.708       2.054       810,535
                                                                                   2012   1.477       1.708       892,122
                                                                                   2011   1.689       1.477       974,513
                                                                                   2010   1.593       1.689     1,045,008
                                                                                   2009   1.188       1.593     1,143,831
                                                                                   2008   2.037       1.188     1,222,137
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.410       2.735       306,922
                                                                                   2016   2.441       2.410       446,570
                                                                                   2015   2.545       2.441       503,825
                                                                                   2014   2.166       2.545       519,533
                                                                                   2013   1.503       2.166       497,629
                                                                                   2012   1.297       1.503       517,081
                                                                                   2011   1.298       1.297       748,771
                                                                                   2010   1.064       1.298       705,100
                                                                                   2009   0.810       1.064       607,206
                                                                                   2008   1.394       0.810       647,413
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.743       1.749            --
                                                                                   2013   1.348       1.743       272,027
                                                                                   2012   1.199       1.348       180,451
                                                                                   2011   1.306       1.199       204,240
                                                                                   2010   1.145       1.306       243,750
                                                                                   2009   0.905       1.145       240,105
                                                                                   2008   1.459       0.905       244,917
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.779       2.071     1,712,684
                                                                                   2016   1.584       1.779     1,814,103
                                                                                   2015   1.695       1.584     1,931,186
                                                                                   2014   1.527       1.695     2,035,447
                                                                                   2013   1.242       1.527     1,822,094
                                                                                   2012   1.113       1.242     1,569,072
                                                                                   2011   1.056       1.113     1,540,342
                                                                                   2010   0.963       1.056     1,681,761
                                                                                   2009   0.803       0.963     1,815,238
                                                                                   2008   1.262       0.803     1,630,635
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.293       1.319            --
                                                                                   2010   1.213       1.293     1,855,668
                                                                                   2009   1.057       1.213     1,716,896
                                                                                   2008   1.090       1.057     1,132,743
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.319       1.312            --
                                                                                   2013   1.049       1.319       652,140
                                                                                   2012   0.970       1.049       773,347
                                                                                   2011   1.029       0.970       838,235
                                                                                   2010   0.963       1.029     1,002,389
                                                                                   2009   0.850       0.963       971,619
                                                                                   2008   1.289       0.850     1,152,185
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.318       1.407            --
                                                                                   2010   1.164       1.318       782,086
                                                                                   2009   0.953       1.164       827,996
                                                                                   2008   1.484       0.953       870,388
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.729       0.725            --
                                                                                   2008   1.133       0.729     2,782,170
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.222       1.307            --
                                                                                   2009   0.780       1.222     2,153,739
                                                                                   2008   1.239       0.780     1,561,877
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.732       0.699            --
                                                                                   2008   1.243       0.732     1,046,766
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.637       0.670            --
                                                                                   2008   1.278       0.637       187,658
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.114       1.016            --
                                                                                   2008   2.077       1.114       156,850
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.740       0.760            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.227       0.740        344,348
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.945       0.900             --
                                                                              2008   1.560       0.945        318,190
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.050       1.108             --
                                                                              2008   1.215       1.050      3,917,463
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.429       2.387             --
                                                                              2013   2.539       2.429        359,320
                                                                              2012   2.325       2.539        352,834
                                                                              2011   3.111       2.325        374,021
                                                                              2010   2.751       3.111        467,709
                                                                              2009   1.616       2.751        478,714
                                                                              2008   3.962       1.616        392,743
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.896       1.934             --
                                                                              2013   1.505       1.896        378,261
                                                                              2012   1.399       1.505        387,750
                                                                              2011   1.352       1.399        443,450
                                                                              2010   1.159       1.352        470,533
                                                                              2009   1.040       1.159        499,243
                                                                              2008   1.530       1.040        562,329
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.350       1.364            133
                                                                              2013   1.157       1.350     60,164,655
                                                                              2012   1.058       1.157     61,614,213
                                                                              2011   1.118       1.058     64,115,693
                                                                              2010   0.996       1.118     67,093,347
                                                                              2009   0.767       0.996     69,942,656
                                                                              2008   1.208       0.767     73,180,720
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.342       1.357          1,843
                                                                              2013   1.180       1.342     23,179,836
                                                                              2012   1.081       1.180     24,921,222
                                                                              2011   1.129       1.081     25,550,474
                                                                              2010   1.013       1.129     27,045,384
                                                                              2009   0.788       1.013     27,575,738
                                                                              2008   1.169       0.788     29,025,111
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.366       2.613        219,379
                                                                              2016   2.081       2.366        236,929
                                                                              2015   2.272       2.081        271,380
                                                                              2014   2.023       2.272        366,443
                                                                              2013   1.558       2.023        458,366
                                                                              2012   1.437       1.558        491,106
                                                                              2011   1.560       1.437        543,373
                                                                              2010   1.353       1.560        699,721
                                                                              2009   1.104       1.353        763,643
                                                                              2008   1.704       1.104        724,375
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.041       3.073        119,278
                                                                              2016   2.938       3.041        147,281
                                                                              2015   2.873       2.938        150,629
                                                                              2014   2.250       2.873        149,362
                                                                              2013   2.265       2.250        214,102
                                                                              2012   1.995       2.265        216,119
                                                                              2011   1.858       1.995        260,473
                                                                              2010   1.477       1.858        266,952
                                                                              2009   1.148       1.477        265,718
                                                                              2008   1.904       1.148        250,224





                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                               UNIT      UNIT     NUMBER OF
                                                                              VALUE      VALUE      UNITS
                                                                                AT        AT     OUTSTANDING
                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                       YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........ 2008   1.339       1.320    --
Brighthouse Funds Trust I

                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.785       1.881        25,311
                                                                                       2016   1.602       1.785        40,648
                                                                                       2015   1.707       1.602        53,843
                                                                                       2014   1.690       1.707        53,703
                                                                                       2013   1.581       1.690        54,436
                                                                                       2012   1.388       1.581        58,450
                                                                                       2011   1.387       1.388        75,532
                                                                                       2010   1.318       1.387       135,492
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.384       1.737        12,245
                                                                                       2016   1.270       1.384        34,446
                                                                                       2015   1.507       1.270        33,794
                                                                                       2014   1.592       1.507        34,222
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.714       0.677            --
                                                                                       2008   1.276       0.714        91,316
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.828       2.109            --
                                                                                       2016   1.594       1.828            --
                                                                                       2015   1.733       1.594            --
                                                                                       2014   1.637       1.733            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.375       1.723        70,905
                                                                                       2016   1.419       1.375        92,067
                                                                                       2015   1.477       1.419       105,168
                                                                                       2014   1.624       1.477       125,938
                                                                                       2013   1.393       1.624       123,988
                                                                                       2012   1.221       1.393       183,252
                                                                                       2011   1.398       1.221       185,757
                                                                                       2010   1.284       1.398       246,499
                                                                                       2009   0.998       1.284       285,027
                                                                                       2008   1.771       0.998       327,394
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.022       1.105            --
                                                                                       2012   0.993       1.022       169,411
                                                                                       2011   1.072       0.993       186,468
                                                                                       2010   0.893       1.072       223,296
                                                                                       2009   0.667       0.893       229,127
                                                                                       2008   1.061       0.667       251,501
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.859       0.963            --
                                                                                       2011   0.891       0.859        68,819
                                                                                       2010   0.833       0.891        70,502
                                                                                       2009   0.593       0.833        65,912
                                                                                       2008   1.121       0.593        68,441
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.285       1.718         2,650
                                                                                       2016   1.312       1.285        16,155
                                                                                       2015   1.291       1.312         8,715
                                                                                       2014   1.292       1.291         8,781
                                                                                       2013   1.040       1.292       109,254
                                                                                       2012   0.878       1.040       123,573
                                                                                       2011   0.980       0.878       171,178
                                                                                       2010   0.865       0.980       182,880
                                                                                       2009   0.633       0.865       200,176
                                                                                       2008   1.088       0.633       186,927
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.393       1.423            --
                                                                                       2016   1.388       1.393         9,416
                                                                                       2015   1.420       1.388         9,048
                                                                                       2014   1.394       1.420         8,980
                                                                                       2013   1.453       1.394        29,696
                                                                                       2012   1.360       1.453        25,290
                                                                                       2011   1.373       1.360        24,862
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2017   1.637       1.637            --
                                                                                       2016   1.632       1.637            --
                                                                                       2015   1.673       1.632            --
                                                                                       2014   1.542       1.673            --
                                                                                       2013   1.189       1.542       103,378
                                                                                       2012   1.102       1.189       115,727
                                                                                       2011   1.258       1.102       118,734
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2017   1.552       1.552            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.519
                                                                                           2015   1.577
                                                                                           2014   1.544
                                                                                           2013   1.557
                                                                                           2012   1.429
                                                                                           2011   1.413
                                                                                           2010   1.289
                                                                                           2009   1.059
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2017   1.704
                                                                                           2016   1.502
                                                                                           2015   1.591
                                                                                           2014   1.465
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.429
                                                                                           2016   1.463
                                                                                           2015   1.410
                                                                                           2014   1.326
                                                                                           2013   1.012
                                                                                           2012   0.906
                                                                                           2011   1.019
                                                                                           2010   0.872
                                                                                           2009   0.696
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.888
                                                                                           2016   0.905
                                                                                           2015   0.926
                                                                                           2014   0.947
                                                                                           2013   0.968
                                                                                           2012   0.991
                                                                                           2011   1.013
                                                                                           2010   1.036
                                                                                           2009   1.055
                                                                                           2008   1.049
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.308
                                                                                           2016   1.249
                                                                                           2015   1.294
                                                                                           2014   1.257
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.297
                                                                                           2016   1.227
                                                                                           2015   1.276
                                                                                           2014   1.232
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.637
                                                                                           2016   1.618
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.378
                                                                                           2016   1.412
                                                                                           2015   1.306
                                                                                           2014   1.228
                                                                                           2013   0.919
                                                                                           2012   0.960
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.419
                                                                                           2016   1.332
                                                                                           2015   1.368
                                                                                           2014   1.291
                                                                                           2013   1.113
                                                                                           2012   1.023
                                                                                           2011   1.024
                                                                                           2010   0.953
                                                                                           2009   0.824
                                                                                           2008   1.086
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.379
                                                                                           2016   1.236
                                                                                           2015   1.269
                                                                                           2014   1.172
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.530
                                                                                           2016   1.322
                                                                                           2015   1.347
                                                                                           2014   1.382
                                                                                           2013   1.113



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.552            --
                                                                                           1.519       176,835
                                                                                           1.577       212,610
                                                                                           1.544       294,705
                                                                                           1.557       324,350
                                                                                           1.429       312,669
                                                                                           1.413       312,156
                                                                                           1.289       315,972
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 1.951            --
                                                                                           1.704            --
                                                                                           1.502            --
                                                                                           1.591            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.869            --
                                                                                           1.429            --
                                                                                           1.463            --
                                                                                           1.410            --
                                                                                           1.326        78,802
                                                                                           1.012        83,631
                                                                                           0.906        87,639
                                                                                           1.019        98,884
                                                                                           0.872       100,754
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.876        16,900
                                                                                           0.888        15,603
                                                                                           0.905        16,196
                                                                                           0.926        22,502
                                                                                           0.947        35,188
                                                                                           0.968        31,491
                                                                                           0.991       169,646
                                                                                           1.013        38,483
                                                                                           1.036        62,582
                                                                                           1.055        13,530
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.468       479,567
                                                                                           1.308       531,574
                                                                                           1.249       572,867
                                                                                           1.294     1,022,027
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.511        20,766
                                                                                           1.297        20,809
                                                                                           1.227        20,856
                                                                                           1.276       180,194
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.902        47,298
                                                                                           1.637        65,342
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.846        78,201
                                                                                           1.378       116,093
                                                                                           1.412       145,471
                                                                                           1.306       161,757
                                                                                           1.228        21,135
                                                                                           0.919        21,152
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.556        16,868
                                                                                           1.419        18,258
                                                                                           1.332        19,820
                                                                                           1.368        76,785
                                                                                           1.291        90,414
                                                                                           1.113       104,902
                                                                                           1.023       113,808
                                                                                           1.024       121,799
                                                                                           0.953       131,336
                                                                                           0.824       134,127
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.586            --
                                                                                           1.379        48,262
                                                                                           1.236        49,802
                                                                                           1.269        51,300
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.728        44,335
                                                                                           1.530        67,311
                                                                                           1.322       101,289
                                                                                           1.347       105,519
                                                                                           1.382       104,748

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   1.891       2.229        5,490
                                                                                   2016   1.667       1.891       21,886
                                                                                   2015   1.769       1.667       17,503
                                                                                   2014   1.664       1.769       17,611
                                                                                   2013   1.312       1.664       73,317
                                                                                   2012   1.199       1.312       83,893
                                                                                   2011   1.157       1.199       84,836
                                                                                   2010   0.981       1.157       95,277
                                                                                   2009   0.855       0.981       97,909
                                                                                   2008   1.199       0.855       27,190
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   1.792       2.127        5,559
                                                                                   2016   1.759       1.792       11,984
                                                                                   2015   1.848       1.759       11,748
                                                                                   2014   1.759       1.848       15,863
                                                                                   2013   1.302       1.759       17,329
                                                                                   2012   1.202       1.302       18,423
                                                                                   2011   1.291       1.202        8,863
                                                                                   2010   1.035       1.291        9,504
                                                                                   2009   0.737       1.035       10,090
                                                                                   2008   1.311       0.737       13,652
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.393       1.590           --
                                                                                   2016   1.330       1.393           --
                                                                                   2015   1.454       1.330           --
                                                                                   2014   1.674       1.454           --
                                                                                   2013   1.392       1.674           --
                                                                                   2012   1.204       1.392           --
                                                                                   2011   1.378       1.204           --
                                                                                   2010   1.300       1.378        1,289
                                                                                   2009   0.970       1.300        4,681
                                                                                   2008   1.665       0.970        6,651
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.033       2.306       16,064
                                                                                   2016   2.060       2.033       24,910
                                                                                   2015   2.149       2.060       19,916
                                                                                   2014   1.830       2.149       24,374
                                                                                   2013   1.270       1.830       26,488
                                                                                   2012   1.097       1.270       30,053
                                                                                   2011   1.098       1.097       60,384
                                                                                   2010   0.900       1.098       73,857
                                                                                   2009   0.686       0.900       80,596
                                                                                   2008   1.181       0.686       78,465
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.459       1.463           --
                                                                                   2013   1.129       1.459           --
                                                                                   2012   1.004       1.129           --
                                                                                   2011   1.095       1.004           --
                                                                                   2010   0.960       1.095           --
                                                                                   2009   0.759       0.960           --
                                                                                   2008   1.224       0.759           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.654       1.925           --
                                                                                   2016   1.474       1.654           --
                                                                                   2015   1.577       1.474           --
                                                                                   2014   1.422       1.577           --
                                                                                   2013   1.157       1.422           --
                                                                                   2012   1.037       1.157           --
                                                                                   2011   0.985       1.037           --
                                                                                   2010   0.898       0.985           --
                                                                                   2009   0.749       0.898           --
                                                                                   2008   1.178       0.749           --
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.291       1.317           --
                                                                                   2010   1.212       1.291       29,176
                                                                                   2009   1.057       1.212       20,384
                                                                                   2008   1.090       1.057       19,251
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.314       1.306           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2013   1.045       1.314        47,133
                                                                                2012   0.966       1.045        51,558
                                                                                2011   1.026       0.966        52,450
                                                                                2010   0.960       1.026        55,757
                                                                                2009   0.849       0.960        60,086
                                                                                2008   1.287       0.849        58,191
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.181       1.260            --
                                                                                2010   1.044       1.181       130,249
                                                                                2009   0.855       1.044       136,301
                                                                                2008   1.332       0.855       127,614
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.727       0.724            --
                                                                                2008   1.132       0.727        16,031
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.103       1.180            --
                                                                                2009   0.705       1.103           848
                                                                                2008   1.120       0.705           993
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.731       0.698            --
                                                                                2008   1.242       0.731       131,565
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.597       0.627            --
                                                                                2008   1.197       0.597            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.946       0.863            --
                                                                                2008   1.763       0.946            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.738       0.758            --
                                                                                2008   1.224       0.738        72,759
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.757       0.721            --
                                                                                2008   1.251       0.757        41,620
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.987       1.042            --
                                                                                2008   1.143       0.987       132,054
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.734       1.704            --
                                                                                2013   1.813       1.734        29,883
                                                                                2012   1.661       1.813        27,501
                                                                                2011   2.224       1.661        41,499
                                                                                2010   1.968       2.224        36,996
                                                                                2009   1.156       1.968        41,530
                                                                                2008   2.837       1.156        47,696
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.695       1.728            --
                                                                                2013   1.345       1.695            --
                                                                                2012   1.251       1.345            --
                                                                                2011   1.210       1.251            --
                                                                                2010   1.038       1.210            --
                                                                                2009   0.932       1.038            --
                                                                                2008   1.371       0.932            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.344       1.358            --
                                                                                2013   1.153       1.344         8,981
                                                                                2012   1.054       1.153         9,013
                                                                                2011   1.114       1.054         9,049
                                                                                2010   0.993       1.114       123,368
                                                                                2009   0.766       0.993       123,409
                                                                                2008   1.206       0.766         9,172
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.336       1.351            --
                                                                                2013   1.175       1.336            --
                                                                                2012   1.078       1.175        39,747
                                                                                2011   1.126       1.078        41,570
                                                                                2010   1.010       1.126        41,651
                                                                                2009   0.786       1.010        41,794
                                                                                2008   1.167       0.786        41,987
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2017   1.925       2.124            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2016   1.693       1.925           --
                                                                     2015   1.850       1.693           --
                                                                     2014   1.648       1.850           --
                                                                     2013   1.269       1.648           --
                                                                     2012   1.172       1.269           --
                                                                     2011   1.273       1.172           --
                                                                     2010   1.104       1.273           --
                                                                     2009   0.901       1.104           --
                                                                     2008   1.392       0.901           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2017   2.338       2.362        7,646
                                                                     2016   2.260       2.338       25,637
                                                                     2015   2.212       2.260       22,650
                                                                     2014   1.732       2.212       24,035
                                                                     2013   1.745       1.732       24,808
                                                                     2012   1.538       1.745       23,884
                                                                     2011   1.433       1.538       49,874
                                                                     2010   1.140       1.433       54,993
                                                                     2009   0.886       1.140       57,343
                                                                     2008   1.470       0.886       46,566





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.669       1.645            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.951       2.054       647,774
                                                                                       2016   1.751       1.951       673,893
                                                                                       2015   1.868       1.751       779,692
                                                                                       2014   1.850       1.868       897,694
                                                                                       2013   1.731       1.850     1,119,376
                                                                                       2012   1.520       1.731     1,343,188
                                                                                       2011   1.520       1.520     1,640,574
                                                                                       2010   1.445       1.520     1,528,073
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.091       2.623       186,943
                                                                                       2016   1.919       2.091       214,022
                                                                                       2015   2.279       1.919       263,763
                                                                                       2014   2.409       2.279       322,334
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.851       0.806            --
                                                                                       2008   1.520       0.851       503,405
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.305       2.658       286,711
                                                                                       2016   2.010       2.305       326,753
                                                                                       2015   2.188       2.010       371,634
                                                                                       2014   2.067       2.188       400,003
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.737       2.175       341,306
                                                                                       2016   1.793       1.737       369,583
                                                                                       2015   1.868       1.793       376,133
                                                                                       2014   2.054       1.868       376,053
                                                                                       2013   1.762       2.054       415,429
                                                                                       2012   1.545       1.762       498,479
                                                                                       2011   1.771       1.545       540,687
                                                                                       2010   1.627       1.771       574,162
                                                                                       2009   1.265       1.627       564,512
                                                                                       2008   2.246       1.265       655,778
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.018       1.101            --
                                                                                       2012   0.990       1.018       336,292
                                                                                       2011   1.069       0.990       447,407
                                                                                       2010   0.890       1.069       576,675
                                                                                       2009   0.666       0.890       666,203
                                                                                       2008   1.060       0.666       700,535
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.856       0.961            --

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2011   0.889       0.856       338,166
                                                                           2010   0.831       0.889       519,645
                                                                           2009   0.592       0.831       514,686
                                                                           2008   1.120       0.592       395,198
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.278       1.708       224,600
                                                                           2016   1.305       1.278       260,896
                                                                           2015   1.285       1.305       312,140
                                                                           2014   1.287       1.285       312,017
                                                                           2013   1.036       1.287       360,622
                                                                           2012   0.875       1.036       461,846
                                                                           2011   0.978       0.875       522,909
                                                                           2010   0.863       0.978       617,126
                                                                           2009   0.632       0.863       683,959
                                                                           2008   1.087       0.632       749,310
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2017   1.426       1.456       533,340
                                                                           2016   1.422       1.426       580,630
                                                                           2015   1.455       1.422       636,105
                                                                           2014   1.429       1.455       755,981
                                                                           2013   1.491       1.429     1,073,583
                                                                           2012   1.396       1.491     1,529,282
                                                                           2011   1.409       1.396     1,387,380
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2017   1.930       1.930            --
                                                                           2016   1.924       1.930            --
                                                                           2015   1.973       1.924       482,616
                                                                           2014   1.820       1.973       556,857
                                                                           2013   1.404       1.820       671,410
                                                                           2012   1.301       1.404       851,988
                                                                           2011   1.486       1.301       978,361
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2017   1.517       1.517            --
                                                                           2016   1.485       1.517            --
                                                                           2015   1.542       1.485     1,004,619
                                                                           2014   1.511       1.542     1,163,667
                                                                           2013   1.524       1.511     1,363,441
                                                                           2012   1.400       1.524     1,512,121
                                                                           2011   1.384       1.400     1,675,210
                                                                           2010   1.264       1.384     1,803,608
                                                                           2009   1.039       1.264     1,734,673
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   2.220       2.540        13,285
                                                                           2016   1.958       2.220        11,119
                                                                           2015   2.076       1.958        12,075
                                                                           2014   1.912       2.076        26,235
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.695       2.216       191,695
                                                                           2016   1.736       1.695       219,861
                                                                           2015   1.674       1.736       260,609
                                                                           2014   1.575       1.674       248,314
                                                                           2013   1.202       1.575       283,886
                                                                           2012   1.078       1.202       427,336
                                                                           2011   1.213       1.078       469,671
                                                                           2010   1.037       1.213       495,260
                                                                           2009   0.829       1.037       495,607
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.870       0.858       908,078
                                                                           2016   0.887       0.870     1,232,140
                                                                           2015   0.908       0.887     1,562,242
                                                                           2014   0.929       0.908     1,371,972
                                                                           2013   0.951       0.929     1,747,083
                                                                           2012   0.973       0.951     2,213,265
                                                                           2011   0.996       0.973     2,398,749
                                                                           2010   1.019       0.996     2,788,304
                                                                           2009   1.038       1.019     2,986,298
                                                                           2008   1.033       1.038     4,776,389
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2017   1.301       1.459     1,035,531
                                                                           2016   1.243       1.301     1,109,487
                                                                           2015   1.289       1.243     1,524,589
                                                                           2014   1.252       1.289     2,381,612
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2017   1.290       1.503       166,755

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.221
                                                                                           2015   1.271
                                                                                           2014   1.227
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.915
                                                                                           2016   1.892
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.371
                                                                                           2016   1.405
                                                                                           2015   1.300
                                                                                           2014   1.224
                                                                                           2013   0.916
                                                                                           2012   0.960
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.411
                                                                                           2016   1.326
                                                                                           2015   1.362
                                                                                           2014   1.286
                                                                                           2013   1.109
                                                                                           2012   1.020
                                                                                           2011   1.021
                                                                                           2010   0.952
                                                                                           2009   0.823
                                                                                           2008   1.085
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.377
                                                                                           2016   1.235
                                                                                           2015   1.268
                                                                                           2014   1.171
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.522
                                                                                           2016   1.315
                                                                                           2015   1.341
                                                                                           2014   1.376
                                                                                           2013   1.109
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   2.266
                                                                                           2016   1.999
                                                                                           2015   2.122
                                                                                           2014   1.998
                                                                                           2013   1.576
                                                                                           2012   1.441
                                                                                           2011   1.391
                                                                                           2010   1.180
                                                                                           2009   1.029
                                                                                           2008   1.444
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2017   2.328
                                                                                           2016   2.287
                                                                                           2015   2.404
                                                                                           2014   2.289
                                                                                           2013   1.695
                                                                                           2012   1.565
                                                                                           2011   1.683
                                                                                           2010   1.349
                                                                                           2009   0.962
                                                                                           2008   1.711
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2017   1.853
                                                                                           2016   1.769
                                                                                           2015   1.936
                                                                                           2014   2.229
                                                                                           2013   1.855
                                                                                           2012   1.605
                                                                                           2011   1.838
                                                                                           2010   1.735
                                                                                           2009   1.296
                                                                                           2008   2.224
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)............... 2017   2.591



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.290       184,427
                                                                                           1.221       328,622
                                                                                           1.271     2,135,315
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.223       591,029
                                                                                           1.915       662,177
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.836       472,156
                                                                                           1.371       515,369
                                                                                           1.405       539,309
                                                                                           1.300       648,795
                                                                                           1.224       221,446
                                                                                           0.916       287,676
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.547       139,689
                                                                                           1.411       148,244
                                                                                           1.326       149,312
                                                                                           1.362       171,884
                                                                                           1.286       194,842
                                                                                           1.109       274,579
                                                                                           1.020       370,833
                                                                                           1.021       417,631
                                                                                           0.952       377,004
                                                                                           0.823       237,057
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.582       120,616
                                                                                           1.377       132,595
                                                                                           1.235       139,220
                                                                                           1.268       205,152
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.717       158,435
                                                                                           1.522       180,973
                                                                                           1.315       200,607
                                                                                           1.341       226,464
                                                                                           1.376       254,635
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.670       350,760
                                                                                           2.266       396,733
                                                                                           1.999       461,852
                                                                                           2.122       501,575
                                                                                           1.998       548,233
                                                                                           1.576       672,139
                                                                                           1.441       698,636
                                                                                           1.391       761,573
                                                                                           1.180       826,413
                                                                                           1.029       970,424
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2.762       159,179
                                                                                           2.328       168,472
                                                                                           2.287       199,317
                                                                                           2.404       235,973
                                                                                           2.289       276,849
                                                                                           1.695       353,870
                                                                                           1.565       394,693
                                                                                           1.683       433,418
                                                                                           1.349       499,780
                                                                                           0.962       423,284
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2.113       240,630
                                                                                           1.853       259,122
                                                                                           1.769       342,476
                                                                                           1.936       404,216
                                                                                           2.229       482,079
                                                                                           1.855       560,952
                                                                                           1.605       659,711
                                                                                           1.838       726,578
                                                                                           1.735       720,976
                                                                                           1.296       654,891
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)............... 2.937       249,408

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   2.626       2.591       264,547
                                                                                   2015   2.741       2.626       338,060
                                                                                   2014   2.336       2.741       358,853
                                                                                   2013   1.622       2.336       411,813
                                                                                   2012   1.401       1.622       633,234
                                                                                   2011   1.403       1.401       598,391
                                                                                   2010   1.151       1.403       692,220
                                                                                   2009   0.878       1.151       773,260
                                                                                   2008   1.512       0.878       830,731
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.903       1.909            --
                                                                                   2013   1.473       1.903        31,293
                                                                                   2012   1.312       1.473        91,986
                                                                                   2011   1.431       1.312       117,821
                                                                                   2010   1.255       1.431       123,958
                                                                                   2009   0.993       1.255       143,417
                                                                                   2008   1.602       0.993       161,507
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.851       2.153        53,089
                                                                                   2016   1.650       1.851        61,323
                                                                                   2015   1.767       1.650        94,813
                                                                                   2014   1.593       1.767       105,777
                                                                                   2013   1.297       1.593       120,262
                                                                                   2012   1.164       1.297       146,779
                                                                                   2011   1.106       1.164       182,083
                                                                                   2010   1.009       1.106       215,436
                                                                                   2009   0.842       1.009       224,692
                                                                                   2008   1.325       0.842       234,511
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.289       1.314            --
                                                                                   2010   1.211       1.289       803,814
                                                                                   2009   1.056       1.211     1,019,208
                                                                                   2008   1.090       1.056     1,064,525
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.308       1.300            --
                                                                                   2013   1.041       1.308       220,476
                                                                                   2012   0.963       1.041       234,473
                                                                                   2011   1.023       0.963       201,471
                                                                                   2010   0.958       1.023       214,775
                                                                                   2009   0.847       0.958       227,693
                                                                                   2008   1.285       0.847       379,868
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.396       1.490            --
                                                                                   2010   1.234       1.396     1,244,773
                                                                                   2009   1.011       1.234     1,358,317
                                                                                   2008   1.577       1.011     1,630,924
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.726       0.722            --
                                                                                   2008   1.130       0.726       111,038
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.289       1.378            --
                                                                                   2009   0.824       1.289     1,503,215
                                                                                   2008   1.310       0.824     1,550,398
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.729       0.696            --
                                                                                   2008   1.240       0.729       170,763
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.671       0.704            --
                                                                                   2008   1.346       0.671       297,112
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.188       1.084            --
                                                                                   2008   2.217       1.188       351,206
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.736       0.756            --
                                                                                   2008   1.222       0.736       387,382
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.049       0.999            --
                                                                                   2008   1.735       1.049       490,764
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.084       1.144            --
                                                                                   2008   1.256       1.084     1,415,802
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.633       2.587            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.755       2.633       222,789
                                                                              2012   2.525       2.755       302,717
                                                                              2011   3.382       2.525       363,716
                                                                              2010   2.994       3.382       432,005
                                                                              2009   1.760       2.994       429,992
                                                                              2008   4.320       1.760       286,616
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.026       2.065            --
                                                                              2013   1.609       2.026       381,058
                                                                              2012   1.497       1.609       668,727
                                                                              2011   1.449       1.497       713,762
                                                                              2010   1.243       1.449       766,227
                                                                              2009   1.117       1.243       851,285
                                                                              2008   1.644       1.117       892,893
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.338       1.352            --
                                                                              2013   1.148       1.338       301,426
                                                                              2012   1.050       1.148       429,635
                                                                              2011   1.111       1.050       667,804
                                                                              2010   0.991       1.111       517,405
                                                                              2009   0.764       0.991       678,317
                                                                              2008   1.205       0.764       742,446
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.330       1.344            --
                                                                              2013   1.171       1.330     2,160,071
                                                                              2012   1.074       1.171     1,976,889
                                                                              2011   1.122       1.074     2,304,054
                                                                              2010   1.008       1.122     2,618,202
                                                                              2009   0.785       1.008     2,174,172
                                                                              2008   1.166       0.785     1,024,682
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.563       2.828       239,077
                                                                              2016   2.257       2.563       250,652
                                                                              2015   2.466       2.257       274,079
                                                                              2014   2.198       2.466       316,982
                                                                              2013   1.694       2.198       360,047
                                                                              2012   1.564       1.694       424,943
                                                                              2011   1.700       1.564       463,815
                                                                              2010   1.476       1.700       606,780
                                                                              2009   1.205       1.476       720,359
                                                                              2008   1.862       1.205       736,715
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.111       3.141        75,736
                                                                              2016   3.009       3.111        88,052
                                                                              2015   2.945       3.009        97,459
                                                                              2014   2.308       2.945       113,032
                                                                              2013   2.326       2.308       157,979
                                                                              2012   2.051       2.326       210,205
                                                                              2011   1.912       2.051       231,318
                                                                              2010   1.522       1.912       265,534
                                                                              2009   1.184       1.522       282,170
                                                                              2008   1.965       1.184       274,615





                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                               UNIT      UNIT     NUMBER OF
                                                                              VALUE      VALUE      UNITS
                                                                                AT        AT     OUTSTANDING
                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                       YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........ 2008   1.334       1.315            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............ 2017   1.762       1.855       202,006
                                                                    2016   1.583       1.762       214,445
                                                                    2015   1.689       1.583       293,496
                                                                    2014   1.674       1.689       317,505
                                                                    2013   1.567       1.674       377,833
                                                                    2012   1.377       1.567       407,068
                                                                    2011   1.377       1.377       439,433
                                                                    2010   1.310       1.377       466,033

                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.366       1.713            --
                                                                                       2016   1.255       1.366            --
                                                                                       2015   1.490       1.255            --
                                                                                       2014   1.576       1.490            --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.711       0.674            --
                                                                                       2008   1.271       0.711            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.804       2.080        19,100
                                                                                       2016   1.575       1.804        20,241
                                                                                       2015   1.715       1.575        21,554
                                                                                       2014   1.620       1.715        17,165
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.358       1.700        13,893
                                                                                       2016   1.402       1.358        16,686
                                                                                       2015   1.462       1.402        16,531
                                                                                       2014   1.608       1.462        28,376
                                                                                       2013   1.380       1.608        33,485
                                                                                       2012   1.211       1.380        36,399
                                                                                       2011   1.389       1.211        85,215
                                                                                       2010   1.276       1.389       110,147
                                                                                       2009   0.993       1.276       123,124
                                                                                       2008   1.764       0.993       144,732
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.014       1.097            --
                                                                                       2012   0.987       1.014        20,631
                                                                                       2011   1.066       0.987        22,778
                                                                                       2010   0.888       1.066         1,211
                                                                                       2009   0.665       0.888         1,320
                                                                                       2008   1.058       0.665         1,150
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.854       0.958            --
                                                                                       2011   0.886       0.854            --
                                                                                       2010   0.830       0.886            --
                                                                                       2009   0.591       0.830            --
                                                                                       2008   1.119       0.591            --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.272       1.699            --
                                                                                       2016   1.299       1.272            --
                                                                                       2015   1.279       1.299            --
                                                                                       2014   1.282       1.279            --
                                                                                       2013   1.033       1.282            --
                                                                                       2012   0.873       1.033            --
                                                                                       2011   0.975       0.873            --
                                                                                       2010   0.861       0.975            --
                                                                                       2009   0.631       0.861            --
                                                                                       2008   1.087       0.631            --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.375       1.404       276,775
                                                                                       2016   1.372       1.375       226,294
                                                                                       2015   1.405       1.372       272,846
                                                                                       2014   1.380       1.405       588,805
                                                                                       2013   1.441       1.380       706,686
                                                                                       2012   1.350       1.441     1,401,293
                                                                                       2011   1.363       1.350     1,457,451
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2017   1.617       1.617            --
                                                                                       2016   1.612       1.617            --
                                                                                       2015   1.655       1.612            --
                                                                                       2014   1.527       1.655            --
                                                                                       2013   1.178       1.527            --
                                                                                       2012   1.093       1.178            --
                                                                                       2011   1.249       1.093            --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2017   1.534       1.534            --
                                                                                       2016   1.501       1.534            --
                                                                                       2015   1.560       1.501     1,441,591
                                                                                       2014   1.529       1.560     1,930,321
                                                                                       2013   1.543       1.529     2,570,270
                                                                                       2012   1.418       1.543     2,845,058
                                                                                       2011   1.403       1.418     2,707,456
                                                                                       2010   1.282       1.403     2,766,113
                                                                                       2009   1.054       1.282     1,986,678
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)...................... 2017   1.683       1.924            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.484
                                                                                           2015   1.574
                                                                                           2014   1.450
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.411
                                                                                           2016   1.445
                                                                                           2015   1.395
                                                                                           2014   1.313
                                                                                           2013   1.003
                                                                                           2012   0.899
                                                                                           2011   1.012
                                                                                           2010   0.866
                                                                                           2009   0.693
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.877
                                                                                           2016   0.895
                                                                                           2015   0.916
                                                                                           2014   0.938
                                                                                           2013   0.960
                                                                                           2012   0.983
                                                                                           2011   1.006
                                                                                           2010   1.030
                                                                                           2009   1.050
                                                                                           2008   1.045
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.295
                                                                                           2016   1.237
                                                                                           2015   1.283
                                                                                           2014   1.247
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.283
                                                                                           2016   1.215
                                                                                           2015   1.265
                                                                                           2014   1.222
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.616
                                                                                           2016   1.598
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.364
                                                                                           2016   1.398
                                                                                           2015   1.295
                                                                                           2014   1.219
                                                                                           2013   0.913
                                                                                           2012   0.950
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.404
                                                                                           2016   1.320
                                                                                           2015   1.356
                                                                                           2014   1.281
                                                                                           2013   1.105
                                                                                           2012   1.017
                                                                                           2011   1.019
                                                                                           2010   0.950
                                                                                           2009   0.822
                                                                                           2008   1.084
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.374
                                                                                           2016   1.233
                                                                                           2015   1.267
                                                                                           2014   1.171
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.513
                                                                                           2016   1.308
                                                                                           2015   1.334
                                                                                           2014   1.370
                                                                                           2013   1.104
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   1.867



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.683             --
                                                                                           1.484             --
                                                                                           1.574             --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.843             --
                                                                                           1.411             --
                                                                                           1.445             --
                                                                                           1.395             --
                                                                                           1.313             --
                                                                                           1.003             --
                                                                                           0.899             --
                                                                                           1.012             --
                                                                                           0.866             --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.864      1,215,975
                                                                                           0.877      1,741,943
                                                                                           0.895      1,324,757
                                                                                           0.916      1,678,128
                                                                                           0.938      1,850,491
                                                                                           0.960      2,191,992
                                                                                           0.983      2,956,894
                                                                                           1.006      3,591,722
                                                                                           1.030      5,196,783
                                                                                           1.050      5,906,840
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.451     12,814,956
                                                                                           1.295     15,070,974
                                                                                           1.237     17,150,529
                                                                                           1.283     19,274,476
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.494     60,375,779
                                                                                           1.283     62,797,417
                                                                                           1.215     66,326,083
                                                                                           1.265     71,103,443
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.876         12,490
                                                                                           1.616         13,932
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.825             --
                                                                                           1.364             --
                                                                                           1.398             --
                                                                                           1.295         26,098
                                                                                           1.219             --
                                                                                           0.913             --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.538      1,266,732
                                                                                           1.404      1,423,487
                                                                                           1.320      1,618,019
                                                                                           1.356      1,182,639
                                                                                           1.281        913,192
                                                                                           1.105        923,053
                                                                                           1.017        931,473
                                                                                           1.019      1,256,163
                                                                                           0.950      1,626,999
                                                                                           0.822        737,743
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.578         16,962
                                                                                           1.374         17,975
                                                                                           1.233         19,141
                                                                                           1.267         20,541
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.707             --
                                                                                           1.513             --
                                                                                           1.308             --
                                                                                           1.334             --
                                                                                           1.370             --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.198         14,749

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.647       1.867        15,630
                                                                                   2015   1.750       1.647        16,644
                                                                                   2014   1.648       1.750        17,862
                                                                                   2013   1.301       1.648        18,880
                                                                                   2012   1.190       1.301        19,971
                                                                                   2011   1.149       1.190        20,878
                                                                                   2010   0.975       1.149        22,127
                                                                                   2009   0.851       0.975        23,472
                                                                                   2008   1.195       0.851        23,472
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   1.769       2.098            --
                                                                                   2016   1.739       1.769            --
                                                                                   2015   1.828       1.739            --
                                                                                   2014   1.742       1.828            --
                                                                                   2013   1.291       1.742            --
                                                                                   2012   1.192       1.291            --
                                                                                   2011   1.282       1.192            --
                                                                                   2010   1.029       1.282            --
                                                                                   2009   0.734       1.029            --
                                                                                   2008   1.306       0.734            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.376       1.568            --
                                                                                   2016   1.314       1.376            --
                                                                                   2015   1.439       1.314            --
                                                                                   2014   1.658       1.439            --
                                                                                   2013   1.380       1.658            --
                                                                                   2012   1.195       1.380            --
                                                                                   2011   1.369       1.195            --
                                                                                   2010   1.293       1.369            --
                                                                                   2009   0.966       1.293            --
                                                                                   2008   1.659       0.966            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.007       2.274         7,929
                                                                                   2016   2.036       2.007         8,402
                                                                                   2015   2.126       2.036         8,948
                                                                                   2014   1.812       2.126            --
                                                                                   2013   1.259       1.812            --
                                                                                   2012   1.088       1.259            --
                                                                                   2011   1.091       1.088            --
                                                                                   2010   0.895       1.091            --
                                                                                   2009   0.683       0.895            --
                                                                                   2008   1.177       0.683        24,358
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.444       1.449            --
                                                                                   2013   1.119       1.444            --
                                                                                   2012   0.996       1.119            --
                                                                                   2011   1.087       0.996            --
                                                                                   2010   0.955       1.087            --
                                                                                   2009   0.756       0.955            --
                                                                                   2008   1.220       0.756            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.633       1.898     2,686,538
                                                                                   2016   1.457       1.633     2,835,164
                                                                                   2015   1.560       1.457     3,165,558
                                                                                   2014   1.408       1.560     2,774,732
                                                                                   2013   1.147       1.408     2,394,567
                                                                                   2012   1.029       1.147       810,985
                                                                                   2011   0.978       1.029       590,021
                                                                                   2010   0.893       0.978       403,758
                                                                                   2009   0.746       0.893       436,993
                                                                                   2008   1.174       0.746       425,987
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.287       1.312            --
                                                                                   2010   1.209       1.287     1,592,349
                                                                                   2009   1.056       1.209     1,616,425
                                                                                   2008   1.090       1.056       761,951
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.302       1.294            --
                                                                                   2013   1.037       1.302        19,557
                                                                                   2012   0.960       1.037        20,687
                                                                                   2011   1.020       0.960        21,626
                                                                                   2010   0.956       1.020        22,919
                                                                                   2009   0.845       0.956        24,311
                                                                                   2008   1.283       0.845        24,311

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT      NUMBER OF
                                                                                          VALUE      VALUE       UNITS
                                                                                            AT        AT      OUTSTANDING
                                                                                        BEGINNING   END OF        AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- --------------
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.173       1.251              --
                                                                                2010   1.038       1.173              --
                                                                                2009   0.851       1.038              --
                                                                                2008   1.327       0.851              --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.724       0.721              --
                                                                                2008   1.129       0.724       1,317,304
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.097       1.173              --
                                                                                2009   0.702       1.097         490,933
                                                                                2008   1.116       0.702         510,145
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.728       0.695              --
                                                                                2008   1.238       0.728              --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.594       0.624              --
                                                                                2008   1.193       0.594              --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.941       0.858              --
                                                                                2008   1.757       0.941              --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.735       0.755              --
                                                                                2008   1.220       0.735              --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.753       0.717              --
                                                                                2008   1.246       0.753              --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.982       1.036              --
                                                                                2008   1.139       0.982       2,205,080
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.717       1.687              --
                                                                                2013   1.797       1.717              --
                                                                                2012   1.648       1.797              --
                                                                                2011   2.209       1.648              --
                                                                                2010   1.956       2.209              --
                                                                                2009   1.151       1.956              --
                                                                                2008   2.826       1.151          15,081
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.678       1.711              --
                                                                                2013   1.334       1.678          17,173
                                                                                2012   1.242       1.334          18,166
                                                                                2011   1.202       1.242          18,990
                                                                                2010   1.032       1.202          20,126
                                                                                2009   0.928       1.032          21,349
                                                                                2008   1.366       0.928          21,349
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.333       1.345         (43,872)
                                                                                2013   1.144       1.333      65,325,363
                                                                                2012   1.047       1.144      65,469,199
                                                                                2011   1.108       1.047      68,355,955
                                                                                2010   0.988       1.108      72,697,844
                                                                                2009   0.763       0.988      73,786,672
                                                                                2008   1.203       0.763      75,458,706
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.324       1.338              --
                                                                                2013   1.166       1.324      18,853,398
                                                                                2012   1.070       1.166      19,502,207
                                                                                2011   1.119       1.070      20,568,358
                                                                                2010   1.006       1.119      22,427,269
                                                                                2009   0.783       1.006      22,502,046
                                                                                2008   1.164       0.783      22,384,664
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2017   1.900       2.095              --
                                                                                2016   1.674       1.900              --
                                                                                2015   1.830       1.674              --
                                                                                2014   1.632       1.830              --
                                                                                2013   1.258       1.632              --
                                                                                2012   1.163       1.258              --
                                                                                2011   1.264       1.163              --
                                                                                2010   1.098       1.264              --
                                                                                2009   0.897       1.098              --
                                                                                2008   1.387       0.897              --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2017   2.309       2.330              --

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2016   2.234       2.309    --
                 2015   2.188       2.234    --
                 2014   1.716       2.188    --
                 2013   1.730       1.716    --
                 2012   1.526       1.730    --
                 2011   1.423       1.526    --
                 2010   1.133       1.423    --
                 2009   0.882       1.133    --
                 2008   1.465       0.882    --





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.289       1.271            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.779       1.871       261,119
                                                                                       2016   1.598       1.779       409,592
                                                                                       2015   1.706       1.598       441,178
                                                                                       2014   1.692       1.706       594,895
                                                                                       2013   1.585       1.692       675,789
                                                                                       2012   1.393       1.585       600,939
                                                                                       2011   1.394       1.393       663,705
                                                                                       2010   1.327       1.394       615,186
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.453       1.820       309,803
                                                                                       2016   1.335       1.453       370,933
                                                                                       2015   1.586       1.335       385,112
                                                                                       2014   1.678       1.586       492,678
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.705       0.668            --
                                                                                       2008   1.262       0.705        99,535
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.788       2.060       248,420
                                                                                       2016   1.561       1.788       354,804
                                                                                       2015   1.701       1.561       377,870
                                                                                       2014   1.608       1.701       467,139
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.361       1.702        79,322
                                                                                       2016   1.406       1.361        88,591
                                                                                       2015   1.466       1.406        95,636
                                                                                       2014   1.614       1.466       117,137
                                                                                       2013   1.386       1.614       124,428
                                                                                       2012   1.217       1.386       189,920
                                                                                       2011   1.396       1.217       207,976
                                                                                       2010   1.283       1.396       214,340
                                                                                       2009   0.999       1.283       214,349
                                                                                       2008   1.776       0.999       358,020
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.011       1.092            --
                                                                                       2012   0.983       1.011       183,981
                                                                                       2011   1.063       0.983       179,180
                                                                                       2010   0.886       1.063       188,939
                                                                                       2009   0.664       0.886       189,232
                                                                                       2008   1.057       0.664       181,467
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.852       0.955            --
                                                                                       2011   0.884       0.852       159,574
                                                                                       2010   0.828       0.884       841,661
                                                                                       2009   0.590       0.828     1,015,192
                                                                                       2008   1.118       0.590       167,030
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.424       1.453       153,572

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.421
                                                                                           2015   1.456
                                                                                           2014   1.431
                                                                                           2013   1.494
                                                                                           2012   1.401
                                                                                           2011   1.415
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2017   1.590
                                                                                           2016   1.586
                                                                                           2015   1.628
                                                                                           2014   1.504
                                                                                           2013   1.160
                                                                                           2012   1.077
                                                                                           2011   1.231
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 2017   1.586
                                                                                           2016   1.553
                                                                                           2015   1.614
                                                                                           2014   1.583
                                                                                           2013   1.599
                                                                                           2012   1.470
                                                                                           2011   1.455
                                                                                           2010   1.330
                                                                                           2009   1.094
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2017   1.680
                                                                                           2016   1.482
                                                                                           2015   1.573
                                                                                           2014   1.450
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.394
                                                                                           2016   1.429
                                                                                           2015   1.380
                                                                                           2014   1.299
                                                                                           2013   0.993
                                                                                           2012   0.891
                                                                                           2011   1.003
                                                                                           2010   0.859
                                                                                           2009   0.687
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.875
                                                                                           2016   0.893
                                                                                           2015   0.915
                                                                                           2014   0.937
                                                                                           2013   0.960
                                                                                           2012   0.983
                                                                                           2011   1.007
                                                                                           2010   1.032
                                                                                           2009   1.052
                                                                                           2008   1.048
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.288
                                                                                           2016   1.231
                                                                                           2015   1.278
                                                                                           2014   1.242
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.277
                                                                                           2016   1.209
                                                                                           2015   1.260
                                                                                           2014   1.218
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.609
                                                                                           2016   1.591
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.356
                                                                                           2016   1.391
                                                                                           2015   1.289
                                                                                           2014   1.214
                                                                                           2013   0.910
                                                                                           2012   0.950
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.396



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.424       266,377
                                                                                           1.421       314,554
                                                                                           1.456       416,808
                                                                                           1.431       642,545
                                                                                           1.494       804,181
                                                                                           1.401       742,170
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 1.590            --
                                                                                           1.590            --
                                                                                           1.586       419,101
                                                                                           1.628       483,266
                                                                                           1.504       141,814
                                                                                           1.160       147,279
                                                                                           1.077       169,688
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 1.586            --
                                                                                           1.586            --
                                                                                           1.553       124,173
                                                                                           1.614       252,577
                                                                                           1.583       651,521
                                                                                           1.599       614,621
                                                                                           1.470       650,282
                                                                                           1.455       339,841
                                                                                           1.330       343,294
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 1.920        89,218
                                                                                           1.680        82,909
                                                                                           1.482        67,041
                                                                                           1.573        50,886
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.821        78,088
                                                                                           1.394       185,820
                                                                                           1.429       163,566
                                                                                           1.380        95,643
                                                                                           1.299       109,352
                                                                                           0.993       127,389
                                                                                           0.891       114,549
                                                                                           1.003       111,124
                                                                                           0.859       107,639
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.862       664,054
                                                                                           0.875       816,531
                                                                                           0.893       842,751
                                                                                           0.915       990,301
                                                                                           0.937     1,100,005
                                                                                           0.960     1,003,845
                                                                                           0.983     1,425,723
                                                                                           1.007       954,833
                                                                                           1.032       993,445
                                                                                           1.052     1,168,375
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.442       833,642
                                                                                           1.288     1,334,869
                                                                                           1.231     1,781,155
                                                                                           1.278     1,872,295
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.485     2,368,916
                                                                                           1.277     2,732,726
                                                                                           1.209     3,372,235
                                                                                           1.260     3,869,212
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.866       312,562
                                                                                           1.609       410,948
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.814       284,453
                                                                                           1.356       343,515
                                                                                           1.391       347,917
                                                                                           1.289       337,077
                                                                                           1.214       118,056
                                                                                           0.910       151,490
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.529        91,973

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.313       1.396       203,706
                                                                                   2015   1.351       1.313       217,465
                                                                                   2014   1.277       1.351       213,548
                                                                                   2013   1.102       1.277       242,408
                                                                                   2012   1.014       1.102       247,308
                                                                                   2011   1.016       1.014       250,681
                                                                                   2010   0.948       1.016       199,582
                                                                                   2009   0.821       0.948       185,689
                                                                                   2008   1.083       0.821       112,301
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2017   1.372       1.575       361,795
                                                                                   2016   1.231       1.372       485,057
                                                                                   2015   1.266       1.231       502,470
                                                                                   2014   1.170       1.266       573,862
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2017   1.504       1.696       146,458
                                                                                   2016   1.301       1.504       153,018
                                                                                   2015   1.328       1.301       162,178
                                                                                   2014   1.364       1.328       148,330
                                                                                   2013   1.100       1.364       164,060
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   1.830       2.154        37,891
                                                                                   2016   1.615       1.830        61,395
                                                                                   2015   1.717       1.615        77,576
                                                                                   2014   1.617       1.717       103,179
                                                                                   2013   1.277       1.617       151,386
                                                                                   2012   1.169       1.277       158,518
                                                                                   2011   1.129       1.169       175,779
                                                                                   2010   0.959       1.129       191,623
                                                                                   2009   0.837       0.959       225,156
                                                                                   2008   1.176       0.837       546,969
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   1.724       2.044       413,816
                                                                                   2016   1.695       1.724       526,774
                                                                                   2015   1.784       1.695       532,878
                                                                                   2014   1.700       1.784       562,478
                                                                                   2013   1.261       1.700       601,851
                                                                                   2012   1.165       1.261       617,964
                                                                                   2011   1.254       1.165       626,682
                                                                                   2010   1.006       1.254       735,241
                                                                                   2009   0.718       1.006       818,470
                                                                                   2008   1.279       0.718       230,857
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.372       1.563       318,579
                                                                                   2016   1.311       1.372       380,097
                                                                                   2015   1.436       1.311       408,308
                                                                                   2014   1.655       1.436       444,499
                                                                                   2013   1.379       1.655       460,677
                                                                                   2012   1.195       1.379       479,599
                                                                                   2011   1.369       1.195       497,969
                                                                                   2010   1.294       1.369       491,308
                                                                                   2009   0.967       1.294       776,946
                                                                                   2008   1.661       0.967       734,973
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.027       2.295       331,807
                                                                                   2016   2.057       2.027       456,204
                                                                                   2015   2.148       2.057       547,296
                                                                                   2014   1.833       2.148       554,796
                                                                                   2013   1.274       1.833       912,543
                                                                                   2012   1.102       1.274       848,700
                                                                                   2011   1.104       1.102     1,045,739
                                                                                   2010   0.907       1.104       652,741
                                                                                   2009   0.692       0.907       153,130
                                                                                   2008   1.194       0.692        95,128
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.444       1.448            --
                                                                                   2013   1.119       1.444        95,035
                                                                                   2012   0.997       1.119        51,376
                                                                                   2011   1.089       0.997        51,383
                                                                                   2010   0.956       1.089        51,390
                                                                                   2009   0.757       0.956        51,398
                                                                                   2008   1.223       0.757        51,407
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.638       1.904       225,257

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.462       1.638       262,887
                                                                                2015   1.567       1.462       290,661
                                                                                2014   1.414       1.567       263,630
                                                                                2013   1.153       1.414       285,258
                                                                                2012   1.035       1.153       308,214
                                                                                2011   0.984       1.035       306,157
                                                                                2010   0.899       0.984       328,034
                                                                                2009   0.751       0.899       318,021
                                                                                2008   1.183       0.751       281,318
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.285       1.310            --
                                                                                2010   1.208       1.285       246,457
                                                                                2009   1.055       1.208       284,015
                                                                                2008   1.090       1.055       294,807
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.296       1.289            --
                                                                                2013   1.033       1.296       176,803
                                                                                2012   0.957       1.033       188,703
                                                                                2011   1.017       0.957       222,682
                                                                                2010   0.953       1.017       236,235
                                                                                2009   0.844       0.953       264,439
                                                                                2008   1.281       0.844       857,034
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.157       1.234            --
                                                                                2010   1.024       1.157       172,825
                                                                                2009   0.840       1.024       215,152
                                                                                2008   1.310       0.840       881,928
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.723       0.719            --
                                                                                2008   1.127       0.723       670,127
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.152       1.231            --
                                                                                2009   0.737       1.152       569,576
                                                                                2008   1.173       0.737       214,792
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.727       0.694            --
                                                                                2008   1.236       0.727     1,350,331
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.605       0.635            --
                                                                                2008   1.216       0.605       118,118
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.932       0.850            --
                                                                                2008   1.741       0.932       140,664
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.721       0.740            --
                                                                                2008   1.197       0.721       389,611
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.763       0.727            --
                                                                                2008   1.264       0.763        80,722
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.018       1.074            --
                                                                                2008   1.181       1.018       215,731
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.939       1.904         3,721
                                                                                2013   2.031       1.939       381,507
                                                                                2012   1.863       2.031       529,460
                                                                                2011   2.498       1.863       535,412
                                                                                2010   2.213       2.498       985,223
                                                                                2009   1.303       2.213       997,453
                                                                                2008   3.201       1.303       292,160
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.661       1.693            --
                                                                                2013   1.320       1.661       250,463
                                                                                2012   1.230       1.320       247,974
                                                                                2011   1.191       1.230       271,700
                                                                                2010   1.023       1.191       280,700
                                                                                2009   0.920       1.023       263,632
                                                                                2008   1.356       0.920       561,548
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.327       1.339            --
                                                                                2013   1.140       1.327     3,173,508
                                                                                2012   1.043       1.140     3,268,239
                                                                                2011   1.105       1.043     3,739,259
                                                                                2010   0.986       1.105     4,147,463
                                                                                2009   0.761       0.986     4,383,896
                                                                                2008   1.201       0.761     3,771,839

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.319       1.332            --
                                                                              2013   1.162       1.319     1,648,937
                                                                              2012   1.067       1.162     1,766,313
                                                                              2011   1.116       1.067     1,982,709
                                                                              2010   1.003       1.116     2,283,225
                                                                              2009   0.782       1.003     2,867,080
                                                                              2008   1.163       0.782     2,930,986
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   1.848       2.036       161,439
                                                                              2016   1.628       1.848       202,331
                                                                              2015   1.781       1.628       213,122
                                                                              2014   1.589       1.781       219,672
                                                                              2013   1.226       1.589       246,662
                                                                              2012   1.133       1.226       133,408
                                                                              2011   1.233       1.133       151,802
                                                                              2010   1.071       1.233       268,208
                                                                              2009   0.876       1.071       606,425
                                                                              2008   1.354       0.876       268,849
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   2.422       2.442       194,555
                                                                              2016   2.344       2.422       286,784
                                                                              2015   2.297       2.344       318,238
                                                                              2014   1.802       2.297       326,524
                                                                              2013   1.818       1.802       372,563
                                                                              2012   1.604       1.818       388,723
                                                                              2011   1.497       1.604       411,758
                                                                              2010   1.193       1.497       436,616
                                                                              2009   0.929       1.193       419,985
                                                                              2008   1.543       0.929       252,574





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.653       1.629            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.898       1.995       240,094
                                                                                       2016   1.708       1.898       349,671
                                                                                       2015   1.825       1.708       603,262
                                                                                       2014   1.811       1.825       643,338
                                                                                       2013   1.699       1.811       716,523
                                                                                       2012   1.495       1.699       741,214
                                                                                       2011   1.497       1.495     1,308,085
                                                                                       2010   1.425       1.497     1,324,886
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   2.035       2.547        34,297
                                                                                       2016   1.871       2.035        60,133
                                                                                       2015   2.226       1.871        63,142
                                                                                       2014   2.357       2.226        74,164
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.841       0.797            --
                                                                                       2008   1.506       0.841        59,726
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   2.242       2.581        39,711
                                                                                       2016   1.960       2.242       205,617
                                                                                       2015   2.137       1.960       213,484
                                                                                       2014   2.022       2.137       263,072
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.690       2.112         2,854
                                                                                       2016   1.748       1.690         5,371
                                                                                       2015   1.825       1.748        20,982
                                                                                       2014   2.011       1.825        22,034
                                                                                       2013   1.729       2.011        23,427
                                                                                       2012   1.519       1.729        28,517
                                                                                       2011   1.744       1.519        31,274
                                                                                       2010   1.605       1.744        81,624
                                                                                       2009   1.251       1.605       160,878
                                                                                       2008   2.226       1.251       112,208

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   1.003       1.084            --
                                                                           2012   0.977       1.003       346,323
                                                                           2011   1.057       0.977       343,251
                                                                           2010   0.882       1.057       341,884
                                                                           2009   0.662       0.882       360,279
                                                                           2008   1.054       0.662       353,144
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2012   0.847       0.949            --
                                                                           2011   0.880       0.847        72,673
                                                                           2010   0.825       0.880        77,258
                                                                           2009   0.589       0.825       270,299
                                                                           2008   1.117       0.589       135,501
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.251       1.669        53,927
                                                                           2016   1.280       1.251        55,407
                                                                           2015   1.263       1.280        56,705
                                                                           2014   1.268       1.263        72,611
                                                                           2013   1.022       1.268        72,111
                                                                           2012   0.865       1.022        63,788
                                                                           2011   0.969       0.865        84,592
                                                                           2010   0.857       0.969        91,061
                                                                           2009   0.628       0.857       124,034
                                                                           2008   1.084       0.628       132,719
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2017   1.387       1.414       109,275
                                                                           2016   1.386       1.387       116,157
                                                                           2015   1.421       1.386       232,744
                                                                           2014   1.399       1.421       592,616
                                                                           2013   1.462       1.399       698,005
                                                                           2012   1.372       1.462       719,832
                                                                           2011   1.387       1.372       665,578
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2017   1.880       1.880            --
                                                                           2016   1.876       1.880            --
                                                                           2015   1.928       1.876        78,364
                                                                           2014   1.782       1.928        93,111
                                                                           2013   1.377       1.782       104,892
                                                                           2012   1.279       1.377       107,669
                                                                           2011   1.463       1.279       161,576
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2017   1.479       1.479            --
                                                                           2016   1.448       1.479            --
                                                                           2015   1.507       1.448       299,639
                                                                           2014   1.479       1.507       437,253
                                                                           2013   1.495       1.479       556,363
                                                                           2012   1.376       1.495       556,976
                                                                           2011   1.364       1.376       600,493
                                                                           2010   1.248       1.364       542,857
                                                                           2009   1.027       1.248       486,895
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   2.160       2.467         7,591
                                                                           2016   1.909       2.160       237,087
                                                                           2015   2.028       1.909       237,896
                                                                           2014   1.870       2.028       238,396
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.650       2.152        31,225
                                                                           2016   1.692       1.650        33,861
                                                                           2015   1.635       1.692        41,655
                                                                           2014   1.542       1.635        54,729
                                                                           2013   1.179       1.542        57,273
                                                                           2012   1.059       1.179        52,247
                                                                           2011   1.194       1.059        71,439
                                                                           2010   1.024       1.194        53,065
                                                                           2009   0.819       1.024        64,955
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.847       0.833       184,232
                                                                           2016   0.865       0.847       185,189
                                                                           2015   0.887       0.865       192,133
                                                                           2014   0.910       0.887       249,444
                                                                           2013   0.933       0.910       415,405
                                                                           2012   0.956       0.933       518,264
                                                                           2011   0.980       0.956     1,098,230
                                                                           2010   1.005       0.980     1,480,833
                                                                           2009   1.026       1.005     2,374,369
                                                                           2008   1.023       1.026     1,756,078

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.274
                                                                                           2016   1.220
                                                                                           2015   1.266
                                                                                           2014   1.232
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.263
                                                                                           2016   1.197
                                                                                           2015   1.249
                                                                                           2014   1.208
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.864
                                                                                           2016   1.844
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.342
                                                                                           2016   1.378
                                                                                           2015   1.278
                                                                                           2014   1.205
                                                                                           2013   0.904
                                                                                           2012   0.940
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.382
                                                                                           2016   1.301
                                                                                           2015   1.339
                                                                                           2014   1.267
                                                                                           2013   1.094
                                                                                           2012   1.008
                                                                                           2011   1.012
                                                                                           2010   0.945
                                                                                           2009   0.819
                                                                                           2008   1.081
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.367
                                                                                           2016   1.228
                                                                                           2015   1.264
                                                                                           2014   1.169
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.487
                                                                                           2016   1.288
                                                                                           2015   1.315
                                                                                           2014   1.352
                                                                                           2013   1.091
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   2.205
                                                                                           2016   1.948
                                                                                           2015   2.073
                                                                                           2014   1.955
                                                                                           2013   1.546
                                                                                           2012   1.416
                                                                                           2011   1.369
                                                                                           2010   1.164
                                                                                           2009   1.017
                                                                                           2008   1.430
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2017   2.265
                                                                                           2016   2.230
                                                                                           2015   2.348
                                                                                           2014   2.240
                                                                                           2013   1.663
                                                                                           2012   1.538
                                                                                           2011   1.657
                                                                                           2010   1.331
                                                                                           2009   0.951
                                                                                           2008   1.695
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2017   1.803
                                                                                           2016   1.725
                                                                                           2015   1.891
                                                                                           2014   2.182
                                                                                           2013   1.819
                                                                                           2012   1.578
                                                                                           2011   1.810
                                                                                           2010   1.712
                                                                                           2009   1.281
                                                                                           2008   2.203
Legg Mason Partners Variable Equity Trust



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.426      2,039,374
                                                                                           1.274      2,259,148
                                                                                           1.220      2,355,557
                                                                                           1.266      2,729,385
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.468      8,500,057
                                                                                           1.263      9,209,573
                                                                                           1.197      9,579,342
                                                                                           1.249     10,220,092
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.160         74,123
                                                                                           1.864         80,089
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.793         21,130
                                                                                           1.342         38,596
                                                                                           1.378         64,616
                                                                                           1.278         71,274
                                                                                           1.205         18,139
                                                                                           0.904         20,120
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.512         32,251
                                                                                           1.382        106,501
                                                                                           1.301        113,123
                                                                                           1.339        140,256
                                                                                           1.267        147,793
                                                                                           1.094        163,493
                                                                                           1.008         53,880
                                                                                           1.012         58,722
                                                                                           0.945        111,198
                                                                                           0.819         51,801
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.567        283,095
                                                                                           1.367        372,062
                                                                                           1.228        153,463
                                                                                           1.264        177,168
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.675         50,802
                                                                                           1.487        297,637
                                                                                           1.288        332,933
                                                                                           1.315        349,151
                                                                                           1.352        350,373
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2.593        137,614
                                                                                           2.205        165,490
                                                                                           1.948        191,408
                                                                                           2.073        205,759
                                                                                           1.955        261,992
                                                                                           1.546        271,100
                                                                                           1.416        361,904
                                                                                           1.369        356,661
                                                                                           1.164        424,566
                                                                                           1.017        392,551
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2.682         30,777
                                                                                           2.265         31,092
                                                                                           2.230         31,367
                                                                                           2.348         31,929
                                                                                           2.240         30,344
                                                                                           1.663         45,031
                                                                                           1.538         58,998
                                                                                           1.657         62,052
                                                                                           1.331         79,655
                                                                                           0.951         80,904
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2.052         29,037
                                                                                           1.803         30,886
                                                                                           1.725         39,529
                                                                                           1.891         52,087
                                                                                           2.182         71,202
                                                                                           1.819        109,579
                                                                                           1.578        162,436
                                                                                           1.810        142,996
                                                                                           1.712        159,291
                                                                                           1.281        129,454
Legg Mason Partners Variable Equity Trust

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   2.521       2.852        39,112
                                                                                   2016   2.561       2.521        50,079
                                                                                   2015   2.677       2.561        53,481
                                                                                   2014   2.286       2.677        55,371
                                                                                   2013   1.591       2.286        62,384
                                                                                   2012   1.377       1.591        83,353
                                                                                   2011   1.382       1.377       147,121
                                                                                   2010   1.136       1.382       153,060
                                                                                   2009   0.868       1.136       170,838
                                                                                   2008   1.498       0.868       180,966
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.863       1.867            --
                                                                                   2013   1.445       1.863       248,798
                                                                                   2012   1.289       1.445       257,503
                                                                                   2011   1.409       1.289       259,821
                                                                                   2010   1.239       1.409        26,289
                                                                                   2009   0.982       1.239        25,930
                                                                                   2008   1.587       0.982        16,093
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.801       2.091        68,298
                                                                                   2016   1.609       1.801       159,616
                                                                                   2015   1.726       1.609       179,345
                                                                                   2014   1.560       1.726       248,729
                                                                                   2013   1.272       1.560       318,106
                                                                                   2012   1.144       1.272       251,757
                                                                                   2011   1.089       1.144       188,779
                                                                                   2010   0.996       1.089       189,004
                                                                                   2009   0.832       0.996       216,896
                                                                                   2008   1.312       0.832       256,644
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.281       1.305            --
                                                                                   2010   1.206       1.281       175,782
                                                                                   2009   1.054       1.206       194,673
                                                                                   2008   1.090       1.054       174,377
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.285       1.277            --
                                                                                   2013   1.025       1.285       164,817
                                                                                   2012   0.950       1.025       178,621
                                                                                   2011   1.011       0.950       389,620
                                                                                   2010   0.949       1.011       400,372
                                                                                   2009   0.841       0.949       406,630
                                                                                   2008   1.278       0.841       435,625
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.375       1.466            --
                                                                                   2010   1.218       1.375       170,772
                                                                                   2009   1.000       1.218       213,496
                                                                                   2008   1.562       1.000       225,225
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.720       0.716            --
                                                                                   2008   1.124       0.720       405,420
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.272       1.359            --
                                                                                   2009   0.815       1.272     1,413,638
                                                                                   2008   1.298       0.815       978,856
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.724       0.691            --
                                                                                   2008   1.233       0.724        40,809
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.663       0.696            --
                                                                                   2008   1.333       0.663        68,475
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.175       1.071            --
                                                                                   2008   2.196       1.175       210,915
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.729       0.749            --
                                                                                   2008   1.213       0.729       181,779
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.038       0.987            --
                                                                                   2008   1.719       1.038       207,821
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.072       1.130            --
                                                                                   2008   1.245       1.072       278,395
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.578       2.530            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.702       2.578         55,442
                                                                              2012   2.481       2.702         53,280
                                                                              2011   3.331       2.481         90,916
                                                                              2010   2.954       3.331         90,347
                                                                              2009   1.740       2.954        164,620
                                                                              2008   4.280       1.740         52,829
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.983       2.020             --
                                                                              2013   1.578       1.983        280,291
                                                                              2012   1.472       1.578        288,240
                                                                              2011   1.427       1.472        304,863
                                                                              2010   1.227       1.427        290,462
                                                                              2009   1.104       1.227        295,729
                                                                              2008   1.629       1.104        297,674
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.315       1.327             --
                                                                              2013   1.131       1.315      9,827,793
                                                                              2012   1.036       1.131     10,424,698
                                                                              2011   1.098       1.036     10,941,896
                                                                              2010   0.981       1.098     11,262,669
                                                                              2009   0.758       0.981     12,432,936
                                                                              2008   1.198       0.758     13,235,094
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.307       1.320             --
                                                                              2013   1.153       1.307      2,670,234
                                                                              2012   1.059       1.153      2,617,460
                                                                              2011   1.109       1.059      3,449,526
                                                                              2010   0.998       1.109      4,068,202
                                                                              2009   0.779       0.998      3,668,863
                                                                              2008   1.159       0.779      3,677,625
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   2.494       2.746         37,588
                                                                              2016   2.200       2.494        185,526
                                                                              2015   2.409       2.200        190,388
                                                                              2014   2.151       2.409        192,009
                                                                              2013   1.662       2.151        194,422
                                                                              2012   1.538       1.662        193,530
                                                                              2011   1.674       1.538        219,801
                                                                              2010   1.456       1.674        222,235
                                                                              2009   1.192       1.456        236,241
                                                                              2008   1.845       1.192        257,840
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   3.027       3.050         51,800
                                                                              2016   2.933       3.027         59,719
                                                                              2015   2.877       2.933         64,819
                                                                              2014   2.260       2.877         67,725
                                                                              2013   2.282       2.260         75,791
                                                                              2012   2.016       2.282         78,027
                                                                              2011   1.883       2.016        154,738
                                                                              2010   1.502       1.883        158,887
                                                                              2009   1.171       1.502        167,592
                                                                              2008   1.947       1.171         81,651





                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                               UNIT      UNIT     NUMBER OF
                                                                              VALUE      VALUE      UNITS
                                                                                AT        AT     OUTSTANDING
                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                       YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........ 2008   1.206       1.188            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............ 2017   1.568       1.647       206,959
                                                                    2016   1.411       1.568       218,752
                                                                    2015   1.509       1.411       193,260
                                                                    2014   1.498       1.509       203,141
                                                                    2013   1.406       1.498       213,808
                                                                    2012   1.238       1.406       216,104
                                                                    2011   1.240       1.238       212,408
                                                                    2010   1.181       1.240       224,182

                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.206       1.509            --
                                                                                       2016   1.109       1.206            --
                                                                                       2015   1.320       1.109            --
                                                                                       2014   1.398       1.320            --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.675       0.639            --
                                                                                       2008   1.209       0.675            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.637       1.884            --
                                                                                       2016   1.432       1.637            --
                                                                                       2015   1.562       1.432            --
                                                                                       2014   1.478       1.562            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.152       1.440           301
                                                                                       2016   1.192       1.152           304
                                                                                       2015   1.245       1.192           307
                                                                                       2014   1.373       1.245           310
                                                                                       2013   1.181       1.373         2,721
                                                                                       2012   1.038       1.181         2,725
                                                                                       2011   1.193       1.038            --
                                                                                       2010   1.098       1.193           629
                                                                                       2009   0.856       1.098           649
                                                                                       2008   1.524       0.856           668
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.999       1.079            --
                                                                                       2012   0.974       0.999        15,998
                                                                                       2011   1.054       0.974        15,163
                                                                                       2010   0.880       1.054        19,059
                                                                                       2009   0.660       0.880        19,383
                                                                                       2008   1.052       0.660        19,175
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.844       0.946            --
                                                                                       2011   0.878       0.844            --
                                                                                       2010   0.824       0.878            --
                                                                                       2009   0.588       0.824            --
                                                                                       2008   1.116       0.588            --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.299       1.324        49,755
                                                                                       2016   1.299       1.299        52,830
                                                                                       2015   1.333       1.299        63,213
                                                                                       2014   1.312       1.333        65,022
                                                                                       2013   1.372       1.312        66,648
                                                                                       2012   1.288       1.372        68,115
                                                                                       2011   1.303       1.288        69,888
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2017   1.447       1.447            --
                                                                                       2016   1.443       1.447            --
                                                                                       2015   1.484       1.443            --
                                                                                       2014   1.372       1.484            --
                                                                                       2013   1.061       1.372            --
                                                                                       2012   0.986       1.061            --
                                                                                       2011   1.128       0.986            --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2017   1.406       1.406            --
                                                                                       2016   1.378       1.406            --
                                                                                       2015   1.434       1.378       528,670
                                                                                       2014   1.409       1.434       535,552
                                                                                       2013   1.425       1.409       524,702
                                                                                       2012   1.312       1.425       530,170
                                                                                       2011   1.300       1.312       538,862
                                                                                       2010   1.191       1.300       551,548
                                                                                       2009   0.980       1.191       551,501
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)...................... 2017   1.586       1.810            --
                                                                                       2016   1.402       1.586            --
                                                                                       2015   1.490       1.402            --
                                                                                       2014   1.374       1.490            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09).................... 2017   1.318       1.718            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.353
                                                                                           2015   1.308
                                                                                           2014   1.234
                                                                                           2013   0.944
                                                                                           2012   0.849
                                                                                           2011   0.957
                                                                                           2010   0.821
                                                                                           2009   0.657
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.865
                                                                                           2016   0.885
                                                                                           2015   0.907
                                                                                           2014   0.931
                                                                                           2013   0.955
                                                                                           2012   0.980
                                                                                           2011   1.005
                                                                                           2010   1.031
                                                                                           2009   1.053
                                                                                           2008   1.050
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.267
                                                                                           2016   1.214
                                                                                           2015   1.261
                                                                                           2014   1.227
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.256
                                                                                           2016   1.192
                                                                                           2015   1.244
                                                                                           2014   1.203
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.461
                                                                                           2016   1.446
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.335
                                                                                           2016   1.371
                                                                                           2015   1.272
                                                                                           2014   1.200
                                                                                           2013   0.901
                                                                                           2012   0.940
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.374
                                                                                           2016   1.294
                                                                                           2015   1.333
                                                                                           2014   1.262
                                                                                           2013   1.091
                                                                                           2012   1.005
                                                                                           2011   1.009
                                                                                           2010   0.943
                                                                                           2009   0.818
                                                                                           2008   1.080
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.364
                                                                                           2016   1.226
                                                                                           2015   1.263
                                                                                           2014   1.168
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.478
                                                                                           2016   1.281
                                                                                           2015   1.309
                                                                                           2014   1.347
                                                                                           2013   1.087
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   1.681
                                                                                           2016   1.486
                                                                                           2015   1.582
                                                                                           2014   1.493
                                                                                           2013   1.181
                                                                                           2012   1.082
                                                                                           2011   1.047
                                                                                           2010   0.890
                                                                                           2009   0.778
                                                                                           2008   1.095
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2017   1.602



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.318            --
                                                                                           1.353            --
                                                                                           1.308            --
                                                                                           1.234            --
                                                                                           0.944            --
                                                                                           0.849            --
                                                                                           0.957            --
                                                                                           0.821            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.851       676,000
                                                                                           0.865       437,535
                                                                                           0.885       183,726
                                                                                           0.907       198,307
                                                                                           0.931       214,253
                                                                                           0.955       225,760
                                                                                           0.980       212,307
                                                                                           1.005       342,601
                                                                                           1.031       478,147
                                                                                           1.053       399,438
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.417     3,592,143
                                                                                           1.267     3,754,936
                                                                                           1.214     4,215,413
                                                                                           1.261     4,935,159
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.459     5,275,268
                                                                                           1.256     5,434,537
                                                                                           1.192     5,502,649
                                                                                           1.244     5,624,745
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.692            --
                                                                                           1.461            --
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.783         6,650
                                                                                           1.335         6,654
                                                                                           1.371         6,658
                                                                                           1.272         6,662
                                                                                           1.200            --
                                                                                           0.901            --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.503       141,417
                                                                                           1.374       124,036
                                                                                           1.294        70,669
                                                                                           1.333        70,874
                                                                                           1.262        71,081
                                                                                           1.091        71,309
                                                                                           1.005        71,568
                                                                                           1.009        71,814
                                                                                           0.943        72,053
                                                                                           0.818        72,950
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.564            --
                                                                                           1.364            --
                                                                                           1.226            --
                                                                                           1.263            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.664            --
                                                                                           1.478            --
                                                                                           1.281            --
                                                                                           1.309         9,017
                                                                                           1.347        12,934
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 1.976            --
                                                                                           1.681            --
                                                                                           1.486            --
                                                                                           1.582            --
                                                                                           1.493            --
                                                                                           1.181            --
                                                                                           1.082            --
                                                                                           1.047            --
                                                                                           0.890            --
                                                                                           0.778            --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 1.897            --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.578       1.602            --
                                                                                   2015   1.663       1.578            --
                                                                                   2014   1.587       1.663            --
                                                                                   2013   1.179       1.587            --
                                                                                   2012   1.091       1.179            --
                                                                                   2011   1.176       1.091            --
                                                                                   2010   0.945       1.176            --
                                                                                   2009   0.675       0.945            --
                                                                                   2008   1.205       0.675            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.160       1.319            --
                                                                                   2016   1.110       1.160            --
                                                                                   2015   1.218       1.110            --
                                                                                   2014   1.406       1.218            --
                                                                                   2013   1.173       1.406            --
                                                                                   2012   1.018       1.173            --
                                                                                   2011   1.168       1.018            --
                                                                                   2010   1.105       1.168            --
                                                                                   2009   0.827       1.105            --
                                                                                   2008   1.424       0.827            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   1.918       2.169            --
                                                                                   2016   1.950       1.918            --
                                                                                   2015   2.039       1.950            --
                                                                                   2014   1.742       2.039            --
                                                                                   2013   1.213       1.742            --
                                                                                   2012   1.050       1.213            --
                                                                                   2011   1.055       1.050            --
                                                                                   2010   0.868       1.055            --
                                                                                   2009   0.663       0.868            --
                                                                                   2008   1.145       0.663            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.369       1.372            --
                                                                                   2013   1.063       1.369            --
                                                                                   2012   0.948       1.063            --
                                                                                   2011   1.037       0.948            --
                                                                                   2010   0.912       1.037            --
                                                                                   2009   0.724       0.912            --
                                                                                   2008   1.170       0.724            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.538       1.784       188,802
                                                                                   2016   1.374       1.538       158,402
                                                                                   2015   1.475       1.374       159,426
                                                                                   2014   1.334       1.475       159,862
                                                                                   2013   1.088       1.334       139,336
                                                                                   2012   0.979       1.088        50,991
                                                                                   2011   0.932       0.979        45,825
                                                                                   2010   0.853       0.932        47,001
                                                                                   2009   0.714       0.853        45,399
                                                                                   2008   1.125       0.714        35,825
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.279       1.303            --
                                                                                   2010   1.204       1.279       182,288
                                                                                   2009   1.053       1.204       188,005
                                                                                   2008   1.090       1.053        45,072
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.280       1.271            --
                                                                                   2013   1.021       1.280            --
                                                                                   2012   0.947       1.021            --
                                                                                   2011   1.008       0.947            --
                                                                                   2010   0.947       1.008            --
                                                                                   2009   0.839       0.947            --
                                                                                   2008   1.276       0.839            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.061       1.131            --
                                                                                   2010   0.940       1.061            --
                                                                                   2009   0.772       0.940            --
                                                                                   2008   1.207       0.772            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.719       0.715            --
                                                                                   2008   1.122       0.719       239,497
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.052       1.124            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   0.674       1.052       218,139
                                                                                2008   1.074       0.674       139,380
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.723       0.689            --
                                                                                2008   1.231       0.723            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.562       0.590            --
                                                                                2008   1.131       0.562            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.791       0.720            --
                                                                                2008   1.479       0.791            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.692       0.711            --
                                                                                2008   1.152       0.692            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.668       0.636            --
                                                                                2008   1.108       0.668            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.918       0.968            --
                                                                                2008   1.066       0.918       558,876
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.419       1.393            --
                                                                                2013   1.488       1.419            --
                                                                                2012   1.368       1.488            --
                                                                                2011   1.837       1.368            --
                                                                                2010   1.630       1.837            --
                                                                                2009   0.961       1.630            --
                                                                                2008   2.364       0.961            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.450       1.477            --
                                                                                2013   1.155       1.450            --
                                                                                2012   1.077       1.155            --
                                                                                2011   1.045       1.077            --
                                                                                2010   0.899       1.045            --
                                                                                2009   0.810       0.899            --
                                                                                2008   1.195       0.810            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.309       1.321            --
                                                                                2013   1.126       1.309     5,653,792
                                                                                2012   1.033       1.126     5,693,168
                                                                                2011   1.095       1.033     5,870,064
                                                                                2010   0.979       1.095     6,246,359
                                                                                2009   0.757       0.979     6,297,902
                                                                                2008   1.196       0.757     6,466,610
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.301       1.314            --
                                                                                2013   1.148       1.301     4,905,615
                                                                                2012   1.056       1.148     5,183,002
                                                                                2011   1.106       1.056     5,363,189
                                                                                2010   0.996       1.106     5,194,071
                                                                                2009   0.777       0.996     5,248,899
                                                                                2008   1.158       0.777     5,624,649
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2017   1.595       1.755            --
                                                                                2016   1.408       1.595            --
                                                                                2015   1.542       1.408            --
                                                                                2014   1.378       1.542            --
                                                                                2013   1.065       1.378            --
                                                                                2012   0.986       1.065            --
                                                                                2011   1.074       0.986            --
                                                                                2010   0.934       1.074            --
                                                                                2009   0.765       0.934            --
                                                                                2008   1.185       0.765            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2017   1.904       1.918            --
                                                                                2016   1.846       1.904            --
                                                                                2015   1.812       1.846            --
                                                                                2014   1.424       1.812            --
                                                                                2013   1.438       1.424            --
                                                                                2012   1.271       1.438            --
                                                                                2011   1.188       1.271            --
                                                                                2010   0.948       1.188            --
                                                                                2009   0.739       0.948            --
                                                                                2008   1.230       0.739            --

                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.280       1.261            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.735       1.821         2,278
                                                                                       2016   1.562       1.735         2,695
                                                                                       2015   1.671       1.562         2,737
                                                                                       2014   1.660       1.671         2,717
                                                                                       2013   1.558       1.660       174,891
                                                                                       2012   1.372       1.558       174,828
                                                                                       2011   1.376       1.372       180,409
                                                                                       2010   1.311       1.376       180,443
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.417       1.772        54,525
                                                                                       2016   1.304       1.417        55,858
                                                                                       2015   1.553       1.304        57,186
                                                                                       2014   1.645       1.553        85,009
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.699       0.662            --
                                                                                       2008   1.253       0.699        13,334
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.744       2.005        26,294
                                                                                       2016   1.526       1.744        27,096
                                                                                       2015   1.665       1.526        27,378
                                                                                       2014   1.576       1.665        22,784
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.327       1.657            --
                                                                                       2016   1.374       1.327            --
                                                                                       2015   1.435       1.374            --
                                                                                       2014   1.583       1.435            --
                                                                                       2013   1.363       1.583            --
                                                                                       2012   1.198       1.363            --
                                                                                       2011   1.378       1.198            --
                                                                                       2010   1.269       1.378            --
                                                                                       2009   0.990       1.269            --
                                                                                       2008   1.763       0.990            --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.995       1.075            --
                                                                                       2012   0.970       0.995        19,651
                                                                                       2011   1.051       0.970        19,608
                                                                                       2010   0.878       1.051        19,525
                                                                                       2009   0.659       0.878        19,730
                                                                                       2008   1.051       0.659         3,480
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.842       0.943            --
                                                                                       2011   0.876       0.842       125,687
                                                                                       2010   0.822       0.876       125,697
                                                                                       2009   0.587       0.822       120,943
                                                                                       2008   1.115       0.587       118,230
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.238       1.650        51,252
                                                                                       2016   1.268       1.238        52,135
                                                                                       2015   1.252       1.268        52,094
                                                                                       2014   1.258       1.252        52,184
                                                                                       2013   1.016       1.258       172,174
                                                                                       2012   0.860       1.016       172,359
                                                                                       2011   0.964       0.860       176,364
                                                                                       2010   0.854       0.964       176,275
                                                                                       2009   0.627       0.854       178,611
                                                                                       2008   1.082       0.627       177,552
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.388       1.414        49,852
                                                                                       2016   1.389       1.388        50,010
                                                                                       2015   1.425       1.389        51,905
                                                                                       2014   1.404       1.425       107,767
                                                                                       2013   1.469       1.404       114,564
                                                                                       2012   1.380       1.469       124,952
                                                                                       2011   1.396       1.380       124,857
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2017   1.553       1.553            --
                                                                                       2016   1.550       1.553            --
                                                                                       2015   1.594       1.550         1,743
                                                                                       2014   1.475       1.594         1,765
                                                                                       2013   1.141       1.475         1,905
                                                                                       2012   1.061       1.141         2,106
                                                                                       2011   1.214       1.061        19,266

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 2017   1.549
                                                                                           2016   1.518
                                                                                           2015   1.581
                                                                                           2014   1.553
                                                                                           2013   1.572
                                                                                           2012   1.448
                                                                                           2011   1.436
                                                                                           2010   1.316
                                                                                           2009   1.083
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2017   1.638
                                                                                           2016   1.449
                                                                                           2015   1.540
                                                                                           2014   1.422
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.360
                                                                                           2016   1.396
                                                                                           2015   1.351
                                                                                           2014   1.275
                                                                                           2013   0.976
                                                                                           2012   0.878
                                                                                           2011   0.990
                                                                                           2010   0.850
                                                                                           2009   0.680
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.853
                                                                                           2016   0.873
                                                                                           2015   0.896
                                                                                           2014   0.919
                                                                                           2013   0.944
                                                                                           2012   0.969
                                                                                           2011   0.994
                                                                                           2010   1.020
                                                                                           2009   1.043
                                                                                           2008   1.040
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.260
                                                                                           2016   1.208
                                                                                           2015   1.255
                                                                                           2014   1.222
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.250
                                                                                           2016   1.186
                                                                                           2015   1.238
                                                                                           2014   1.198
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.569
                                                                                           2016   1.554
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.328
                                                                                           2016   1.365
                                                                                           2015   1.267
                                                                                           2014   1.196
                                                                                           2013   0.898
                                                                                           2012   0.940
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.367
                                                                                           2016   1.288
                                                                                           2015   1.327
                                                                                           2014   1.257
                                                                                           2013   1.087
                                                                                           2012   1.002
                                                                                           2011   1.007
                                                                                           2010   0.941
                                                                                           2009   0.817
                                                                                           2008   1.079
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.362
                                                                                           2016   1.225
                                                                                           2015   1.262
                                                                                           2014   1.168
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.470



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 1.549            --
                                                                                           1.549            --
                                                                                           1.518        27,115
                                                                                           1.581        26,761
                                                                                           1.553        32,423
                                                                                           1.572        33,476
                                                                                           1.448        39,121
                                                                                           1.436        40,525
                                                                                           1.316        47,822
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 1.869            --
                                                                                           1.638            --
                                                                                           1.449            --
                                                                                           1.540            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.772            --
                                                                                           1.360           440
                                                                                           1.396           442
                                                                                           1.351           443
                                                                                           1.275           445
                                                                                           0.976           447
                                                                                           0.878         7,205
                                                                                           0.990         6,949
                                                                                           0.850        13,883
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.839        60,748
                                                                                           0.853        61,909
                                                                                           0.873        64,475
                                                                                           0.896        83,125
                                                                                           0.919        82,715
                                                                                           0.944        79,891
                                                                                           0.969        82,003
                                                                                           0.994       126,906
                                                                                           1.020        81,261
                                                                                           1.043       171,671
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.409        71,118
                                                                                           1.260        83,542
                                                                                           1.208       135,727
                                                                                           1.255       164,715
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.451        72,065
                                                                                           1.250        84,696
                                                                                           1.186        89,735
                                                                                           1.238        94,605
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.816         1,710
                                                                                           1.569         1,825
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.772        10,898
                                                                                           1.328        10,898
                                                                                           1.365        21,350
                                                                                           1.267        22,415
                                                                                           1.196       122,178
                                                                                           0.898       122,182
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.494         5,609
                                                                                           1.367         5,609
                                                                                           1.288         5,609
                                                                                           1.327            --
                                                                                           1.257            --
                                                                                           1.087            --
                                                                                           1.002            --
                                                                                           1.007            --
                                                                                           0.941            --
                                                                                           0.817            --
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.560        37,005
                                                                                           1.362        37,643
                                                                                           1.225        38,019
                                                                                           1.262        42,915
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.654        18,573

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.274       1.470        19,168
                                                                                   2015   1.303       1.274        19,341
                                                                                   2014   1.341       1.303        19,399
                                                                                   2013   1.082       1.341        19,315
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   1.784       2.096         5,922
                                                                                   2016   1.578       1.784         6,390
                                                                                   2015   1.681       1.578         7,011
                                                                                   2014   1.587       1.681         7,230
                                                                                   2013   1.256       1.587         7,493
                                                                                   2012   1.151       1.256         8,386
                                                                                   2011   1.115       1.151         8,840
                                                                                   2010   0.948       1.115         9,752
                                                                                   2009   0.829       0.948        15,996
                                                                                   2008   1.168       0.829        17,661
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   1.681       1.989            --
                                                                                   2016   1.657       1.681           868
                                                                                   2015   1.747       1.657           872
                                                                                   2014   1.668       1.747           875
                                                                                   2013   1.239       1.668           879
                                                                                   2012   1.148       1.239           882
                                                                                   2011   1.237       1.148         5,978
                                                                                   2010   0.995       1.237         6,122
                                                                                   2009   0.711       0.995         6,789
                                                                                   2008   1.270       0.711         7,054
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.338       1.521         5,076
                                                                                   2016   1.281       1.338         5,471
                                                                                   2015   1.406       1.281         5,473
                                                                                   2014   1.624       1.406        28,656
                                                                                   2013   1.355       1.624       114,676
                                                                                   2012   1.177       1.355       118,023
                                                                                   2011   1.351       1.177       125,466
                                                                                   2010   1.279       1.351       122,966
                                                                                   2009   0.958       1.279       120,080
                                                                                   2008   1.650       0.958       118,480
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   1.977       2.234        22,314
                                                                                   2016   2.010       1.977        22,355
                                                                                   2015   2.104       2.010        22,338
                                                                                   2014   1.798       2.104        22,338
                                                                                   2013   1.252       1.798        22,543
                                                                                   2012   1.085       1.252        22,926
                                                                                   2011   1.090       1.085        28,616
                                                                                   2010   0.897       1.090        29,174
                                                                                   2009   0.686       0.897        28,127
                                                                                   2008   1.185       0.686        44,064
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.417       1.420            --
                                                                                   2013   1.100       1.417           653
                                                                                   2012   0.982       1.100           655
                                                                                   2011   1.075       0.982           657
                                                                                   2010   0.946       1.075           659
                                                                                   2009   0.750       0.946           745
                                                                                   2008   1.215       0.750           747
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.598       1.853         9,582
                                                                                   2016   1.429       1.598        10,055
                                                                                   2015   1.534       1.429        10,057
                                                                                   2014   1.388       1.534        10,059
                                                                                   2013   1.133       1.388        10,061
                                                                                   2012   1.020       1.133        10,063
                                                                                   2011   0.971       1.020        10,069
                                                                                   2010   0.889       0.971        10,076
                                                                                   2009   0.744       0.889         5,814
                                                                                   2008   1.175       0.744         3,467
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.277       1.301            --
                                                                                   2010   1.203       1.277        36,984
                                                                                   2009   1.053       1.203        46,241
                                                                                   2008   1.090       1.053        27,663

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.274       1.265            --
                                                                                2013   1.017       1.274        40,887
                                                                                2012   0.944       1.017        41,786
                                                                                2011   1.005       0.944        42,243
                                                                                2010   0.944       1.005        42,763
                                                                                2009   0.837       0.944        40,066
                                                                                2008   1.274       0.837        35,662
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.142       1.217            --
                                                                                2010   1.012       1.142        19,287
                                                                                2009   0.832       1.012        32,867
                                                                                2008   1.301       0.832        31,761
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.718       0.713            --
                                                                                2008   1.121       0.718        39,666
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.139       1.217            --
                                                                                2009   0.730       1.139       194,478
                                                                                2008   1.165       0.730         3,249
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.721       0.688            --
                                                                                2008   1.230       0.721            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.600       0.629            --
                                                                                2008   1.207       0.600       102,300
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.924       0.842            --
                                                                                2008   1.729       0.924        26,250
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.714       0.733            --
                                                                                2008   1.189       0.714       117,038
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.757       0.720            --
                                                                                2008   1.255       0.757       107,078
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.009       1.064            --
                                                                                2008   1.173       1.009        23,955
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.902       1.867            --
                                                                                2013   1.996       1.902       160,010
                                                                                2012   1.835       1.996       159,814
                                                                                2011   2.466       1.835       166,632
                                                                                2010   2.189       2.466       167,805
                                                                                2009   1.291       2.189       189,998
                                                                                2008   3.178       1.291       138,324
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.629       1.660            --
                                                                                2013   1.298       1.629        22,883
                                                                                2012   1.212       1.298        23,668
                                                                                2011   1.176       1.212        24,148
                                                                                2010   1.012       1.176        25,246
                                                                                2009   0.912       1.012        25,689
                                                                                2008   1.347       0.912        26,323
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.304       1.315            --
                                                                                2013   1.122       1.304        89,037
                                                                                2012   1.029       1.122        89,103
                                                                                2011   1.092       1.029        89,176
                                                                                2010   0.977       1.092        36,764
                                                                                2009   0.756       0.977        89,999
                                                                                2008   1.195       0.756        90,108
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.296       1.308            --
                                                                                2013   1.144       1.296       160,617
                                                                                2012   1.052       1.144       160,683
                                                                                2011   1.103       1.052       176,612
                                                                                2010   0.994       1.103       294,399
                                                                                2009   0.776       0.994       323,990
                                                                                2008   1.156       0.776       324,057
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2017   1.802       1.982        20,982

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2016   1.591       1.802        20,991
                                                                     2015   1.744       1.591        21,001
                                                                     2014   1.559       1.744        21,012
                                                                     2013   1.205       1.559       106,586
                                                                     2012   1.116       1.205       106,596
                                                                     2011   1.217       1.116       109,337
                                                                     2010   1.059       1.217       109,351
                                                                     2009   0.868       1.059       105,831
                                                                     2008   1.345       0.868       103,764
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2017   2.362       2.377         9,717
                                                                     2016   2.290       2.362         9,776
                                                                     2015   2.249       2.290         9,972
                                                                     2014   1.768       2.249        10,778
                                                                     2013   1.787       1.768       184,351
                                                                     2012   1.580       1.787       184,205
                                                                     2011   1.478       1.580       190,483
                                                                     2010   1.180       1.478       190,836
                                                                     2009   0.920       1.180       191,033
                                                                     2008   1.533       0.920        85,466





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................... 2008   1.103       1.087            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2017   1.473       1.545        21,243
                                                                                       2016   1.328       1.473        21,856
                                                                                       2015   1.422       1.328       112,833
                                                                                       2014   1.414       1.422       113,781
                                                                                       2013   1.329       1.414       114,697
                                                                                       2012   1.171       1.329       115,535
                                                                                       2011   1.176       1.171       116,697
                                                                                       2010   1.121       1.176       118,169
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   0.825       1.031            --
                                                                                       2016   0.760       0.825            --
                                                                                       2015   0.906       0.760            --
                                                                                       2014   0.961       0.906            --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.598       0.566            --
                                                                                       2008   1.073       0.598            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.524       1.751            --
                                                                                       2016   1.335       1.524            --
                                                                                       2015   1.459       1.335            --
                                                                                       2014   1.382       1.459            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   0.984       1.228            --
                                                                                       2016   1.020       0.984            --
                                                                                       2015   1.067       1.020            --
                                                                                       2014   1.178       1.067            --
                                                                                       2013   1.015       1.178            --
                                                                                       2012   0.894       1.015            --
                                                                                       2011   1.028       0.894            --
                                                                                       2010   0.948       1.028            --
                                                                                       2009   0.740       0.948            --
                                                                                       2008   1.320       0.740            --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.923       0.997            --
                                                                                       2012   0.901       0.923            --
                                                                                       2011   0.977       0.901            --
                                                                                       2010   0.817       0.977            --
                                                                                       2009   0.614       0.817            --
                                                                                       2008   0.979       0.614            --
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.837       0.938            --

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2011   0.872       0.837            --
                                                                           2010   0.819       0.872            --
                                                                           2009   0.586       0.819            --
                                                                           2008   1.113       0.586            --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.225       1.630            --
                                                                           2016   1.256       1.225            --
                                                                           2015   1.241       1.256            --
                                                                           2014   1.248       1.241            --
                                                                           2013   1.009       1.248            --
                                                                           2012   0.856       1.009            --
                                                                           2011   0.960       0.856            --
                                                                           2010   0.850       0.960            --
                                                                           2009   0.625       0.850            --
                                                                           2008   1.080       0.625            --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2017   1.282       1.304        12,127
                                                                           2016   1.283       1.282        14,806
                                                                           2015   1.318       1.283        20,868
                                                                           2014   1.300       1.318        23,885
                                                                           2013   1.362       1.300        24,581
                                                                           2012   1.280       1.362        24,736
                                                                           2011   1.296       1.280        26,340
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2017   1.330       1.330            --
                                                                           2016   1.327       1.330            --
                                                                           2015   1.367       1.327            --
                                                                           2014   1.266       1.367            --
                                                                           2013   0.980       1.266            --
                                                                           2012   0.912       0.980            --
                                                                           2011   1.045       0.912            --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2017   1.374       1.374            --
                                                                           2016   1.346       1.374            --
                                                                           2015   1.403       1.346       213,720
                                                                           2014   1.381       1.403       214,330
                                                                           2013   1.399       1.381       230,504
                                                                           2012   1.289       1.399       223,904
                                                                           2011   1.280       1.289       224,343
                                                                           2010   1.174       1.280       215,653
                                                                           2009   0.967       1.174       258,346
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.456       1.659            --
                                                                           2016   1.289       1.456            --
                                                                           2015   1.372       1.289            --
                                                                           2014   1.267       1.372            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2017   1.154       1.502            --
                                                                           2016   1.186       1.154            --
                                                                           2015   1.149       1.186            --
                                                                           2014   1.085       1.149            --
                                                                           2013   0.832       1.085            --
                                                                           2012   0.748       0.832            --
                                                                           2011   0.846       0.748            --
                                                                           2010   0.726       0.846            --
                                                                           2009   0.582       0.726            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.847       0.832        67,070
                                                                           2016   0.867       0.847        97,318
                                                                           2015   0.891       0.867       154,146
                                                                           2014   0.915       0.891       164,326
                                                                           2013   0.940       0.915       168,825
                                                                           2012   0.966       0.940       172,833
                                                                           2011   0.993       0.966       175,191
                                                                           2010   1.020       0.993       203,912
                                                                           2009   1.043       1.020       207,565
                                                                           2008   1.042       1.043       219,885
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2017   1.247       1.393       976,631
                                                                           2016   1.196       1.247     1,336,940
                                                                           2015   1.245       1.196     1,374,512
                                                                           2014   1.212       1.245     1,408,580
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2017   1.236       1.434       804,667

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.174       1.236      836,963
                                                                                   2015   1.227       1.174      970,220
                                                                                   2014   1.189       1.227      994,775
 BHFTII Jennison Growth Subaccount (Class B) (4/12)............................... 2017   1.314       1.752           --
                                                                                   2016   1.351       1.314           --
                                                                                   2015   1.256       1.351           --
                                                                                   2014   1.187       1.256           --
                                                                                   2013   0.892       1.187           --
                                                                                   2012   0.930       0.892           --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2017   1.352       1.477       10,922
                                                                                   2016   1.276       1.352           --
                                                                                   2015   1.316       1.276           --
                                                                                   2014   1.247       1.316           --
                                                                                   2013   1.080       1.247           --
                                                                                   2012   0.997       1.080           --
                                                                                   2011   1.002       0.997           --
                                                                                   2010   0.938       1.002           --
                                                                                   2009   0.814       0.938           --
                                                                                   2008   1.078       0.814           --
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2017   1.314       1.504           --
                                                                                   2016   1.183       1.314           --
                                                                                   2015   1.220       1.183           --
                                                                                   2014   1.130       1.220           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2017   1.358       1.526           --
                                                                                   2016   1.178       1.358           --
                                                                                   2015   1.206       1.178           --
                                                                                   2014   1.242       1.206           --
                                                                                   2013   1.004       1.242           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2017   1.590       1.866           --
                                                                                   2016   1.407       1.590           --
                                                                                   2015   1.501       1.407           --
                                                                                   2014   1.418       1.501           --
                                                                                   2013   1.123       1.418           --
                                                                                   2012   1.031       1.123           --
                                                                                   2011   0.999       1.031           --
                                                                                   2010   0.851       0.999           --
                                                                                   2009   0.745       0.851           --
                                                                                   2008   1.050       0.745           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   1.414       1.671           --
                                                                                   2016   1.395       1.414           --
                                                                                   2015   1.472       1.395           --
                                                                                   2014   1.407       1.472           --
                                                                                   2013   1.046       1.407           --
                                                                                   2012   0.970       1.046           --
                                                                                   2011   1.047       0.970           --
                                                                                   2010   0.843       1.047           --
                                                                                   2009   0.603       0.843           --
                                                                                   2008   1.078       0.603           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.025       1.165           --
                                                                                   2016   0.983       1.025           --
                                                                                   2015   1.080       0.983           --
                                                                                   2014   1.249       1.080           --
                                                                                   2013   1.043       1.249           --
                                                                                   2012   0.907       1.043           --
                                                                                   2011   1.042       0.907           --
                                                                                   2010   0.988       1.042           --
                                                                                   2009   0.740       0.988           --
                                                                                   2008   1.276       0.740           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   1.656       1.870           --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.686       1.656            --
                                                                                   2015   1.766       1.686            --
                                                                                   2014   1.511       1.766            --
                                                                                   2013   1.053       1.511            --
                                                                                   2012   0.914       1.053            --
                                                                                   2011   0.919       0.914            --
                                                                                   2010   0.757       0.919            --
                                                                                   2009   0.580       0.757            --
                                                                                   2008   1.002       0.580            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.263       1.265            --
                                                                                   2013   0.982       1.263            --
                                                                                   2012   0.877       0.982            --
                                                                                   2011   0.961       0.877            --
                                                                                   2010   0.847       0.961            --
                                                                                   2009   0.672       0.847            --
                                                                                   2008   1.089       0.672            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.465       1.697        37,173
                                                                                   2016   1.311       1.465        44,747
                                                                                   2015   1.409       1.311       150,658
                                                                                   2014   1.276       1.409       154,242
                                                                                   2013   1.043       1.276       139,731
                                                                                   2012   0.939       1.043       141,663
                                                                                   2011   0.896       0.939       144,898
                                                                                   2010   0.821       0.896       146,895
                                                                                   2009   0.688       0.821       145,677
                                                                                   2008   1.086       0.688        85,774
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.273       1.296            --
                                                                                   2010   1.200       1.273        27,404
                                                                                   2009   1.051       1.200        28,642
                                                                                   2008   1.090       1.051        38,802
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.134       1.126            --
                                                                                   2013   0.906       1.134            --
                                                                                   2012   0.842       0.906            --
                                                                                   2011   0.897       0.842            --
                                                                                   2010   0.844       0.897            --
                                                                                   2009   0.749       0.844            --
                                                                                   2008   1.141       0.749            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   0.983       1.047            --
                                                                                   2010   0.872       0.983            --
                                                                                   2009   0.718       0.872            --
                                                                                   2008   1.123       0.718            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.684       0.679            --
                                                                                   2008   1.069       0.684       110,382
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.048       1.120            --
                                                                                   2009   0.673       1.048        28,642
                                                                                   2008   1.074       0.673        36,427
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.643       0.613            --
                                                                                   2008   1.097       0.643            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.548       0.575            --
                                                                                   2008   1.104       0.548            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   0.661       0.602            --
                                                                                   2008   1.238       0.661            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.621       0.638            --
                                                                                   2008   1.035       0.621            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   0.564       0.536            --
                                                                                   2008   0.937       0.564            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   0.915       0.964            --
                                                                                   2008   1.064       0.915       247,309
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   0.975       0.957            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.024       0.975            --
                                                                              2012   0.943       1.024            --
                                                                              2011   1.268       0.943            --
                                                                              2010   1.127       1.268            --
                                                                              2009   0.665       1.127            --
                                                                              2008   1.639       0.665            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.356       1.381            --
                                                                              2013   1.081       1.356            --
                                                                              2012   1.010       1.081            --
                                                                              2011   0.981       1.010            --
                                                                              2010   0.846       0.981            --
                                                                              2009   0.763       0.846            --
                                                                              2008   1.127       0.763            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.185       1.195            --
                                                                              2013   1.021       1.185     1,009,616
                                                                              2012   0.938       1.021     1,092,681
                                                                              2011   0.996       0.938     1,190,224
                                                                              2010   0.892       0.996     1,269,873
                                                                              2009   0.690       0.892     1,285,187
                                                                              2008   1.093       0.690     1,343,418
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.204       1.215            --
                                                                              2013   1.064       1.204     1,432,320
                                                                              2012   0.980       1.064     1,467,396
                                                                              2011   1.028       0.980     1,491,446
                                                                              2010   0.927       1.028     1,505,470
                                                                              2009   0.725       0.927     1,520,603
                                                                              2008   1.081       0.725     1,581,382
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2017   1.451       1.594            --
                                                                              2016   1.282       1.451            --
                                                                              2015   1.407       1.282            --
                                                                              2014   1.259       1.407            --
                                                                              2013   0.974       1.259            --
                                                                              2012   0.903       0.974            --
                                                                              2011   0.986       0.903            --
                                                                              2010   0.859       0.986            --
                                                                              2009   0.704       0.859            --
                                                                              2008   1.093       0.704            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2017   1.499       1.508            --
                                                                              2016   1.456       1.499            --
                                                                              2015   1.431       1.456            --
                                                                              2014   1.126       1.431            --
                                                                              2013   1.139       1.126            --
                                                                              2012   1.008       1.139            --
                                                                              2011   0.944       1.008            --
                                                                              2010   0.754       0.944            --
                                                                              2009   0.589       0.754            --
                                                                              2008   0.982       0.589            --





                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                               UNIT      UNIT     NUMBER OF
                                                                              VALUE      VALUE      UNITS
                                                                                AT        AT     OUTSTANDING
                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                       YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........ 2008   1.199       1.181           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............ 2017   1.531       1.605       65,848
                                                                    2016   1.381       1.531       68,544
                                                                    2015   1.479       1.381       68,544
                                                                    2014   1.472       1.479       72,708
                                                                    2013   1.384       1.472       84,873
                                                                    2012   1.221       1.384       90,386
                                                                    2011   1.226       1.221       90,386
                                                                    2010   1.169       1.226       96,603

                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2017   1.178       1.470           --
                                                                                       2016   1.085       1.178           --
                                                                                       2015   1.295       1.085           --
                                                                                       2014   1.373       1.295           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.670       0.634           --
                                                                                       2008   1.202       0.670           --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2017   1.599       1.836           --
                                                                                       2016   1.401       1.599           --
                                                                                       2015   1.532       1.401           --
                                                                                       2014   1.451       1.532           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2017   1.125       1.403           --
                                                                                       2016   1.167       1.125           --
                                                                                       2015   1.221       1.167           --
                                                                                       2014   1.349       1.221           --
                                                                                       2013   1.162       1.349           --
                                                                                       2012   1.024       1.162           --
                                                                                       2011   1.179       1.024           --
                                                                                       2010   1.088       1.179           --
                                                                                       2009   0.850       1.088           --
                                                                                       2008   1.515       0.850           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.984       1.062           --
                                                                                       2012   0.961       0.984           --
                                                                                       2011   1.043       0.961           --
                                                                                       2010   0.872       1.043           --
                                                                                       2009   0.656       0.872           --
                                                                                       2008   1.046       0.656           --
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.835       0.935           --
                                                                                       2011   0.870       0.835           --
                                                                                       2010   0.817       0.870           --
                                                                                       2009   0.585       0.817           --
                                                                                       2008   1.112       0.585           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2017   1.218       1.621           --
                                                                                       2016   1.250       1.218           --
                                                                                       2015   1.236       1.250           --
                                                                                       2014   1.244       1.236           --
                                                                                       2013   1.006       1.244           --
                                                                                       2012   0.853       1.006           --
                                                                                       2011   0.957       0.853           --
                                                                                       2010   0.849       0.957           --
                                                                                       2009   0.624       0.849           --
                                                                                       2008   1.079       0.624           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2017   1.276       1.297           --
                                                                                       2016   1.278       1.276           --
                                                                                       2015   1.314       1.278           --
                                                                                       2014   1.296       1.314           --
                                                                                       2013   1.358       1.296           --
                                                                                       2012   1.278       1.358           --
                                                                                       2011   1.294       1.278           --
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2017   1.415       1.415           --
                                                                                       2016   1.412       1.415           --
                                                                                       2015   1.455       1.412           --
                                                                                       2014   1.348       1.455           --
                                                                                       2013   1.044       1.348           --
                                                                                       2012   0.973       1.044           --
                                                                                       2011   1.114       0.973           --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2017   1.375       1.375           --
                                                                                       2016   1.348       1.375           --
                                                                                       2015   1.406       1.348       63,070
                                                                                       2014   1.384       1.406       63,084
                                                                                       2013   1.402       1.384           --
                                                                                       2012   1.294       1.402           --
                                                                                       2011   1.285       1.294           --
                                                                                       2010   1.179       1.285           --
                                                                                       2009   0.972       1.179           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)...................... 2017   1.549       1.764           --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.371
                                                                                           2015   1.461
                                                                                           2014   1.349
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2017   1.287
                                                                                           2016   1.324
                                                                                           2015   1.282
                                                                                           2014   1.212
                                                                                           2013   0.929
                                                                                           2012   0.837
                                                                                           2011   0.946
                                                                                           2010   0.813
                                                                                           2009   0.651
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2017   0.845
                                                                                           2016   0.866
                                                                                           2015   0.890
                                                                                           2014   0.914
                                                                                           2013   0.940
                                                                                           2012   0.966
                                                                                           2011   0.993
                                                                                           2010   1.021
                                                                                           2009   1.045
                                                                                           2008   1.044
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.240
                                                                                           2016   1.190
                                                                                           2015   1.239
                                                                                           2014   1.207
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.230
                                                                                           2016   1.169
                                                                                           2015   1.222
                                                                                           2014   1.184
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2017   1.427
                                                                                           2016   1.414
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2017   1.307
                                                                                           2016   1.345
                                                                                           2015   1.251
                                                                                           2014   1.182
                                                                                           2013   0.889
                                                                                           2012   0.930
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2017   1.345
                                                                                           2016   1.269
                                                                                           2015   1.310
                                                                                           2014   1.243
                                                                                           2013   1.076
                                                                                           2012   0.994
                                                                                           2011   1.000
                                                                                           2010   0.936
                                                                                           2009   0.813
                                                                                           2008   1.077
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2017   1.354
                                                                                           2016   1.220
                                                                                           2015   1.258
                                                                                           2014   1.166
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2017   1.444
                                                                                           2016   1.254
                                                                                           2015   1.284
                                                                                           2014   1.324
                                                                                           2013   1.070
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2017   1.642



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.549            --
                                                                                           1.371            --
                                                                                           1.461            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.675            --
                                                                                           1.287            --
                                                                                           1.324            --
                                                                                           1.282            --
                                                                                           1.212            --
                                                                                           0.929            --
                                                                                           0.837            --
                                                                                           0.946            --
                                                                                           0.813            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.829         6,493
                                                                                           0.845         6,497
                                                                                           0.866         6,502
                                                                                           0.890         6,507
                                                                                           0.914         6,511
                                                                                           0.940         6,517
                                                                                           0.966         6,522
                                                                                           0.993         6,528
                                                                                           1.021         6,534
                                                                                           1.045            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.385        42,945
                                                                                           1.240        48,208
                                                                                           1.190        50,964
                                                                                           1.239        59,054
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.426       313,459
                                                                                           1.230       321,840
                                                                                           1.169       339,631
                                                                                           1.222       580,281
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.649            --
                                                                                           1.427            --
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.742            --
                                                                                           1.307            --
                                                                                           1.345            --
                                                                                           1.251            --
                                                                                           1.182            --
                                                                                           0.889            --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.468        68,512
                                                                                           1.345        70,909
                                                                                           1.269        70,915
                                                                                           1.310        74,619
                                                                                           1.243        85,427
                                                                                           1.076       103,998
                                                                                           0.994       104,005
                                                                                           1.000       110,565
                                                                                           0.936       110,574
                                                                                           0.813       110,583
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.549            --
                                                                                           1.354            --
                                                                                           1.220            --
                                                                                           1.258            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 1.623            --
                                                                                           1.444            --
                                                                                           1.254            --
                                                                                           1.284            --
                                                                                           1.324            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 1.926            --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2016   1.454       1.642    --
                                                                                   2015   1.551       1.454    --
                                                                                   2014   1.467       1.551    --
                                                                                   2013   1.162       1.467    --
                                                                                   2012   1.067       1.162    --
                                                                                   2011   1.035       1.067    --
                                                                                   2010   0.882       1.035    --
                                                                                   2009   0.772       0.882    --
                                                                                   2008   1.089       0.772    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2017   1.565       1.848    --
                                                                                   2016   1.544       1.565    --
                                                                                   2015   1.630       1.544    --
                                                                                   2014   1.559       1.630    --
                                                                                   2013   1.160       1.559    --
                                                                                   2012   1.076       1.160    --
                                                                                   2011   1.162       1.076    --
                                                                                   2010   0.936       1.162    --
                                                                                   2009   0.670       0.936    --
                                                                                   2008   1.198       0.670    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2017   1.132       1.286    --
                                                                                   2016   1.086       1.132    --
                                                                                   2015   1.194       1.086    --
                                                                                   2014   1.381       1.194    --
                                                                                   2013   1.154       1.381    --
                                                                                   2012   1.004       1.154    --
                                                                                   2011   1.154       1.004    --
                                                                                   2010   1.095       1.154    --
                                                                                   2009   0.821       1.095    --
                                                                                   2008   1.415       0.821    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2017   1.873       2.114    --
                                                                                   2016   1.908       1.873    --
                                                                                   2015   2.000       1.908    --
                                                                                   2014   1.712       2.000    --
                                                                                   2013   1.194       1.712    --
                                                                                   2012   1.036       1.194    --
                                                                                   2011   1.042       1.036    --
                                                                                   2010   0.859       1.042    --
                                                                                   2009   0.658       0.859    --
                                                                                   2008   1.138       0.658    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.345       1.347    --
                                                                                   2013   1.046       1.345    --
                                                                                   2012   0.936       1.046    --
                                                                                   2011   1.025       0.936    --
                                                                                   2010   0.904       1.025    --
                                                                                   2009   0.718       0.904    --
                                                                                   2008   1.164       0.718    --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2017   1.502       1.739    --
                                                                                   2016   1.345       1.502    --
                                                                                   2015   1.446       1.345    --
                                                                                   2014   1.310       1.446    --
                                                                                   2013   1.071       1.310    --
                                                                                   2012   0.966       1.071    --
                                                                                   2011   0.921       0.966    --
                                                                                   2010   0.845       0.921    --
                                                                                   2009   0.708       0.845    --
                                                                                   2008   1.119       0.708    --
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.271       1.294    --
                                                                                   2010   1.199       1.271    --
                                                                                   2009   1.051       1.199    --
                                                                                   2008   1.090       1.051    --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.257       1.248    --
                                                                                   2013   1.005       1.257    --
                                                                                   2012   0.934       1.005    --
                                                                                   2011   0.997       0.934    --
                                                                                   2010   0.938       0.997    --
                                                                                   2009   0.833       0.938    --
                                                                                   2008   1.269       0.833    --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.048       1.117            --
                                                                                2010   0.931       1.048            --
                                                                                2009   0.766       0.931            --
                                                                                2008   1.200       0.766            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.714       0.709            --
                                                                                2008   1.116       0.714         9,582
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.041       1.112            --
                                                                                2009   0.669       1.041       106,588
                                                                                2008   1.068       0.669       101,442
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.717       0.684            --
                                                                                2008   1.225       0.717            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.558       0.585            --
                                                                                2008   1.125       0.558            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.785       0.714            --
                                                                                2008   1.470       0.785            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.687       0.705            --
                                                                                2008   1.145       0.687            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.663       0.631            --
                                                                                2008   1.102       0.663            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.911       0.959            --
                                                                                2008   1.060       0.911        24,657
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.394       1.368            --
                                                                                2013   1.465       1.394            --
                                                                                2012   1.349       1.465            --
                                                                                2011   1.815       1.349            --
                                                                                2010   1.614       1.815            --
                                                                                2009   0.953       1.614            --
                                                                                2008   2.350       0.953            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.425       1.450            --
                                                                                2013   1.137       1.425            --
                                                                                2012   1.063       1.137            --
                                                                                2011   1.033       1.063            --
                                                                                2010   0.890       1.033            --
                                                                                2009   0.803       0.890            --
                                                                                2008   1.188       0.803            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.287       1.297            --
                                                                                2013   1.109       1.287       715,236
                                                                                2012   1.019       1.109       733,405
                                                                                2011   1.083       1.019       741,984
                                                                                2010   0.970       1.083       772,126
                                                                                2009   0.751       0.970       774,829
                                                                                2008   1.190       0.751       782,825
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.279       1.291            --
                                                                                2013   1.131       1.279        55,264
                                                                                2012   1.042       1.131        55,286
                                                                                2011   1.093       1.042        55,311
                                                                                2010   0.987       1.093        55,337
                                                                                2009   0.771       0.987        55,365
                                                                                2008   1.151       0.771        79,243
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2017   1.557       1.710            --
                                                                                2016   1.377       1.557            --
                                                                                2015   1.512       1.377            --
                                                                                2014   1.354       1.512            --
                                                                                2013   1.048       1.354            --
                                                                                2012   0.972       1.048            --
                                                                                2011   1.061       0.972            --
                                                                                2010   0.925       1.061            --
                                                                                2009   0.759       0.925            --
                                                                                2008   1.178       0.759            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2017   1.860       1.869            --

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2016   1.806       1.860    --
                 2015   1.776       1.806    --
                 2014   1.399       1.776    --
                 2013   1.416       1.399    --
                 2012   1.254       1.416    --
                 2011   1.174       1.254    --
                 2010   0.939       1.174    --
                 2009   0.734       0.939    --
                 2008   1.223       0.734    --



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.945       3.807       223,260
                                                                           2016   2.977       2.945       256,772
                                                                           2015   2.832       2.977       313,751
                                                                           2014   2.815       2.832       306,129
                                                                           2013   2.217       2.815       416,822
                                                                           2012   1.840       2.217       527,646
                                                                           2011   2.054       1.840       581,666
                                                                           2010   1.869       2.054       590,448
                                                                           2009   1.336       1.869       710,200
                                                                           2008   2.206       1.336       757,724
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.820       3.557       722,282
                                                                           2016   2.620       2.820       827,040
                                                                           2015   2.494       2.620       875,569
                                                                           2014   2.338       2.494       909,776
                                                                           2013   1.828       2.338     1,196,264
                                                                           2012   1.577       1.828     1,469,839
                                                                           2011   1.676       1.577     1,584,818
                                                                           2010   1.436       1.676     1,776,385
                                                                           2009   1.048       1.436     1,981,591
                                                                           2008   1.902       1.048     2,169,802
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.492       2.999       479,774
                                                                           2016   2.273       2.492       554,288
                                                                           2015   2.279       2.273       641,668
                                                                           2014   2.095       2.279       707,455
                                                                           2013   1.596       2.095       974,273
                                                                           2012   1.382       1.596     1,324,123
                                                                           2011   1.432       1.382     1,570,713
                                                                           2010   1.307       1.432     1,756,510
                                                                           2009   1.013       1.307     1,963,018
                                                                           2008   1.658       1.013     2,163,248
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.780       1.715            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.219       2.360       310,270
                                                                           2016   1.973       2.219       341,510
                                                                           2015   2.082       1.973       427,625
                                                                           2014   2.046       2.082       447,151
                                                                           2013   1.894       2.046       381,699
                                                                           2012   1.648       1.894       503,657
                                                                           2011   1.633       1.648       570,643
                                                                           2010   1.429       1.633       590,219
                                                                           2009   0.986       1.429       633,369
                                                                           2008   1.322       0.986       681,314
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.332       1.610        63,870
                                                                           2016   1.243       1.332        71,958
                                                                           2015   1.291       1.243        78,647
                                                                           2014   1.249       1.291        74,345
                                                                           2013   0.981       1.249        81,520
                                                                           2012   0.855       0.981       173,118
                                                                           2011   1.000       0.855       178,643
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.607       1.765       793,107

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.246       1.607       890,480
                                                                                       2015   1.339       1.246     1,099,130
                                                                                       2014   1.339       1.339     1,029,250
                                                                                       2013   1.029       1.339     1,166,563
                                                                                       2012   0.887       1.029     1,421,058
                                                                                       2011   0.991       0.887     1,592,770
                                                                                       2010   0.841       0.991     1,763,969
                                                                                       2009   0.676       0.841     2,022,001
                                                                                       2008   0.980       0.676     2,140,066
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.270       2.864       204,047
                                                                                       2016   2.071       2.270       226,251
                                                                                       2015   2.444       2.071       316,170
                                                                                       2014   2.659       2.444       334,877
                                                                                       2013   2.847       2.659       178,979
                                                                                       2012   2.436       2.847       212,539
                                                                                       2011   3.047       2.436       244,039
                                                                                       2010   2.507       3.047       253,013
                                                                                       2009   1.509       2.507       329,620
                                                                                       2008   3.297       1.509       366,094
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.894       0.849            --
                                                                                       2008   1.585       0.894       104,847
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.425       2.907        22,509
                                                                                       2016   2.277       2.425        31,114
                                                                                       2015   2.218       2.277        38,349
                                                                                       2014   1.985       2.218        33,819
                                                                                       2013   1.505       1.985        71,003
                                                                                       2012   1.349       1.505       125,717
                                                                                       2011   1.369       1.349       131,562
                                                                                       2010   1.237       1.369       135,483
                                                                                       2009   1.055       1.237       148,044
                                                                                       2008   1.712       1.055       155,237
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.135       1.238       432,072
                                                                                       2016   1.141       1.135       473,211
                                                                                       2015   1.175       1.141       503,878
                                                                                       2014   1.051       1.175       571,377
                                                                                       2013   1.030       1.051       738,388
                                                                                       2012   0.830       1.030     1,014,349
                                                                                       2011   0.891       0.830     1,182,379
                                                                                       2010   0.780       0.891     1,252,626
                                                                                       2009   0.587       0.780     1,366,011
                                                                                       2008   1.021       0.587     1,473,698
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.615       2.722            --
                                                                                       2013   2.060       2.615       319,925
                                                                                       2012   1.706       2.060       377,084
                                                                                       2011   1.872       1.706       392,118
                                                                                       2010   1.736       1.872       444,271
                                                                                       2009   1.233       1.736       462,272
                                                                                       2008   2.157       1.233       413,517
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.922       3.410       173,436
                                                                                       2016   2.886       2.922       195,511
                                                                                       2015   3.052       2.886       240,125
                                                                                       2014   2.714       3.052       251,820
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.517       3.236        79,055
                                                                                       2016   2.361       2.517       108,614
                                                                                       2015   2.510       2.361       117,640
                                                                                       2014   2.702       2.510       116,801
                                                                                       2013   2.101       2.702       179,301
                                                                                       2012   1.651       2.101       214,785
                                                                                       2011   1.952       1.651       227,398
                                                                                       2010   1.702       1.952       220,757
                                                                                       2009   1.113       1.702       218,267
                                                                                       2008   1.910       1.113       287,445
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.502       2.903       581,942

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.169       2.502       664,479
                                                                              2015   2.347       2.169       795,806
                                                                              2014   2.184       2.347     1,521,173
                                                                              2013   1.640       2.184       270,844
                                                                              2012   1.408       1.640       325,572
                                                                              2011   1.453       1.408       413,560
                                                                              2010   1.287       1.453       436,926
                                                                              2009   1.032       1.287       529,725
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.432       3.004           384
                                                                              2016   2.214       2.432         4,375
                                                                              2015   2.285       2.214         4,404
                                                                              2014   2.148       2.285         6,527
                                                                              2013   1.555       2.148        11,433
                                                                              2012   1.335       1.555        11,758
                                                                              2011   1.369       1.335        21,879
                                                                              2010   1.101       1.369        17,621
                                                                              2009   0.834       1.101        22,922
                                                                              2008   1.382       0.834        22,362
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.294       2.337         1,244
                                                                              2016   1.783       2.294         9,709
                                                                              2015   1.956       1.783        17,633
                                                                              2014   1.901       1.956        17,197
                                                                              2013   1.451       1.901        26,845
                                                                              2012   1.276       1.451        28,051
                                                                              2011   1.444       1.276        40,795
                                                                              2010   1.229       1.444        37,691
                                                                              2009   0.968       1.229        43,951
                                                                              2008   1.317       0.968        38,523
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.906       0.896            --
                                                                              2008   1.233       0.906       397,331
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   2.076       2.076            --
                                                                              2016   2.015       2.076            --
                                                                              2015   2.089       2.015       165,110
                                                                              2014   2.021       2.089       171,225
                                                                              2013   1.901       2.021       237,558
                                                                              2012   1.708       1.901       281,448
                                                                              2011   1.658       1.708       326,918
                                                                              2010   1.490       1.658       380,617
                                                                              2009   1.105       1.490       384,331
                                                                              2008   1.377       1.105       358,147
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.885       2.376       268,630
                                                                              2016   1.935       1.885       306,702
                                                                              2015   2.003       1.935       390,591
                                                                              2014   2.190       2.003       489,759
                                                                              2013   1.868       2.190       601,754
                                                                              2012   1.628       1.868       783,632
                                                                              2011   1.855       1.628       946,241
                                                                              2010   1.693       1.855       995,566
                                                                              2009   1.309       1.693     1,210,101
                                                                              2008   2.310       1.309     1,266,452
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.711       1.854            --
                                                                              2012   1.648       1.711       216,875
                                                                              2011   1.767       1.648       229,439
                                                                              2010   1.458       1.767       253,497
                                                                              2009   1.082       1.458       276,747
                                                                              2008   1.712       1.082       288,570
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.066       1.155            --
                                                                              2012   1.030       1.066     1,035,971
                                                                              2011   1.106       1.030     1,552,496
                                                                              2010   0.915       1.106     1,164,583
                                                                              2009   0.681       0.915     1,410,554
                                                                              2008   1.122       0.681     1,654,478
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.362       1.831       662,637

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.382       1.362       787,937
                                                                          2015   1.352       1.382       977,051
                                                                          2014   1.347       1.352     1,008,766
                                                                          2013   1.078       1.347     1,114,391
                                                                          2012   0.905       1.078     1,322,622
                                                                          2011   1.005       0.905     1,416,751
                                                                          2010   0.881       1.005     1,591,586
                                                                          2009   0.641       0.881     1,624,393
                                                                          2008   1.097       0.641     1,736,560
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.443       1.473       222,145
                                                                          2016   1.396       1.443       298,319
                                                                          2015   1.462       1.396       495,315
                                                                          2014   1.442       1.462       417,370
                                                                          2013   1.611       1.442       473,827
                                                                          2012   1.499       1.611       650,535
                                                                          2011   1.367       1.499       795,965
                                                                          2010   1.288       1.367       828,396
                                                                          2009   1.107       1.288       773,155
                                                                          2008   1.206       1.107       730,859
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.548       1.590     1,241,989
                                                                          2016   1.534       1.548     1,439,709
                                                                          2015   1.561       1.534     2,005,382
                                                                          2014   1.523       1.561     2,026,076
                                                                          2013   1.580       1.523     2,619,325
                                                                          2012   1.471       1.580     3,622,366
                                                                          2011   1.450       1.471     3,608,642
                                                                          2010   1.363       1.450     2,320,501
                                                                          2009   1.224       1.363     2,331,313
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.115       2.115            --
                                                                          2016   2.103       2.115            --
                                                                          2015   2.137       2.103        14,929
                                                                          2014   1.956       2.137        11,441
                                                                          2013   1.495       1.956        12,462
                                                                          2012   1.375       1.495        16,363
                                                                          2011   1.465       1.375        42,769
                                                                          2010   1.282       1.465        72,105
                                                                          2009   1.053       1.282        70,368
                                                                          2008   1.595       1.053        62,526
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.751       1.751            --
                                                                          2016   1.708       1.751            --
                                                                          2015   1.760       1.708       646,973
                                                                          2014   1.712       1.760       562,326
                                                                          2013   1.715       1.712       634,859
                                                                          2012   1.563       1.715       713,235
                                                                          2011   1.534       1.563       948,066
                                                                          2010   1.391       1.534       909,923
                                                                          2009   1.063       1.391       946,334
                                                                          2008   1.211       1.063       983,963
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.878       1.962            --
                                                                          2012   1.704       1.878        48,326
                                                                          2011   2.109       1.704        50,479
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.600       1.840       354,655
                                                                          2016   1.404       1.600       390,230
                                                                          2015   1.481       1.404       442,390
                                                                          2014   1.330       1.481       363,680
                                                                          2013   1.011       1.330       419,056
                                                                          2012   0.872       1.011       555,744
                                                                          2011   0.924       0.872       779,438
                                                                          2010   0.803       0.924       937,954
                                                                          2009   0.690       0.803       992,643
                                                                          2008   1.101       0.690     1,013,968
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.410       2.774        85,003
                                                                          2016   2.112       2.410        99,874
                                                                          2015   2.226       2.112       156,171
                                                                          2014   2.042       2.226       210,276
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.467       1.579       269,170

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.292       1.467       329,288
                                                                           2015   1.443       1.292       397,797
                                                                           2014   1.339       1.443       275,122
                                                                           2013   1.045       1.339       299,644
                                                                           2012   0.927       1.045       446,176
                                                                           2011   0.979       0.927       576,851
                                                                           2010   0.793       0.979       612,417
                                                                           2009   0.638       0.793       741,339
                                                                           2008   1.059       0.638       813,148
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.373       1.405       321,300
                                                                           2016   1.354       1.373       416,820
                                                                           2015   1.369       1.354       386,268
                                                                           2014   1.301       1.369       398,744
                                                                           2013   1.333       1.301       379,615
                                                                           2012   1.261       1.333       451,073
                                                                           2011   1.204       1.261       440,767
                                                                           2010   1.130       1.204       468,938
                                                                           2009   1.050       1.130       490,003
                                                                           2008   1.106       1.050       536,250
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.786       2.351       148,820
                                                                           2016   1.815       1.786       179,957
                                                                           2015   1.737       1.815       184,419
                                                                           2014   1.622       1.737       157,914
                                                                           2013   1.229       1.622       190,854
                                                                           2012   1.093       1.229       273,943
                                                                           2011   1.221       1.093       273,863
                                                                           2010   1.037       1.221       361,316
                                                                           2009   0.824       1.037       427,767
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.945       0.937     1,860,721
                                                                           2016   0.958       0.945     2,409,055
                                                                           2015   0.974       0.958     3,059,290
                                                                           2014   0.991       0.974     3,751,727
                                                                           2013   1.008       0.991     4,109,096
                                                                           2012   1.025       1.008     3,666,525
                                                                           2011   1.043       1.025     5,482,238
                                                                           2010   1.060       1.043     5,587,121
                                                                           2009   1.074       1.060     6,098,592
                                                                           2008   1.062       1.074     6,523,177
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.345       1.414        17,433
                                                                           2016   1.309       1.345        41,913
                                                                           2015   1.339       1.309       157,761
                                                                           2014   1.304       1.339       149,515
                                                                           2013   1.271       1.304       503,263
                                                                           2012   1.185       1.271       896,329
                                                                           2011   1.167       1.185       776,520
                                                                           2010   1.079       1.167       767,668
                                                                           2009   0.910       1.079       809,221
                                                                           2008   1.081       0.910       628,181
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.379       1.500       486,932
                                                                           2016   1.322       1.379       504,942
                                                                           2015   1.360       1.322       781,387
                                                                           2014   1.318       1.360     1,052,587
                                                                           2013   1.209       1.318       478,627
                                                                           2012   1.103       1.209       773,047
                                                                           2011   1.110       1.103       864,014
                                                                           2010   1.013       1.110       953,169
                                                                           2009   0.833       1.013       615,170
                                                                           2008   1.080       0.833       347,305
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.388       1.565     2,113,463
                                                                           2016   1.318       1.388     2,746,927
                                                                           2015   1.358       1.318     3,216,728
                                                                           2014   1.314       1.358     3,767,750
                                                                           2013   1.133       1.314       661,098
                                                                           2012   1.018       1.133       647,180
                                                                           2011   1.050       1.018       702,750
                                                                           2010   0.943       1.050       823,214
                                                                           2009   0.758       0.943     1,106,422
                                                                           2008   1.081       0.758       698,697

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.376
                                                                                           2016   1.294
                                                                                           2015   1.339
                                                                                           2014   1.294
                                                                                           2013   1.059
                                                                                           2012   0.934
                                                                                           2011   0.987
                                                                                           2010   0.875
                                                                                           2009   0.689
                                                                                           2008   1.081
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.752
                                                                                           2016   1.666
                                                                                           2015   1.652
                                                                                           2014   1.520
                                                                                           2013   1.282
                                                                                           2012   1.160
                                                                                           2011   1.137
                                                                                           2010   1.055
                                                                                           2009   0.910
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.998
                                                                                           2016   1.893
                                                                                           2015   1.881
                                                                                           2014   1.729
                                                                                           2013   1.315
                                                                                           2012   1.186
                                                                                           2011   1.257
                                                                                           2010   1.141
                                                                                           2009   0.880
                                                                                           2008   1.426
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.769
                                                                                           2008   1.417
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.276
                                                                                           2012   1.123
                                                                                           2011   1.218
                                                                                           2010   1.082
                                                                                           2009   0.905
                                                                                           2008   1.508
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.436
                                                                                           2016   2.353
                                                                                           2015   2.329
                                                                                           2014   2.133
                                                                                           2013   1.636
                                                                                           2012   1.501
                                                                                           2011   1.576
                                                                                           2010   1.392
                                                                                           2009   0.949
                                                                                           2008   1.778
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.926
                                                                                           2010   0.814
                                                                                           2009   0.630
                                                                                           2008   1.076
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.791
                                                                                           2016   1.636
                                                                                           2015   1.649
                                                                                           2014   1.483
                                                                                           2013   1.145
                                                                                           2012   1.009
                                                                                           2011   1.010
                                                                                           2010   0.897
                                                                                           2009   0.730
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.944



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.612     6,375,965
                                                                                           1.376     7,792,104
                                                                                           1.294     8,186,060
                                                                                           1.339     7,659,886
                                                                                           1.294       405,797
                                                                                           1.059       343,365
                                                                                           0.934       348,743
                                                                                           0.987       279,346
                                                                                           0.875       520,467
                                                                                           0.689       525,964
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.984       122,664
                                                                                           1.752       144,184
                                                                                           1.666       123,722
                                                                                           1.652       154,955
                                                                                           1.520       240,262
                                                                                           1.282       283,972
                                                                                           1.160       312,718
                                                                                           1.137       312,094
                                                                                           1.055       338,380
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.339       135,421
                                                                                           1.998       172,134
                                                                                           1.893       139,275
                                                                                           1.881       115,839
                                                                                           1.729       142,532
                                                                                           1.315       157,005
                                                                                           1.186       175,607
                                                                                           1.257       200,885
                                                                                           1.141       239,608
                                                                                           0.880       264,858
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.802            --
                                                                                           0.769       310,605
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.404            --
                                                                                           1.276       598,087
                                                                                           1.123       592,860
                                                                                           1.218       618,116
                                                                                           1.082       615,503
                                                                                           0.905       650,801
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.997        94,115
                                                                                           2.436       122,168
                                                                                           2.353       146,509
                                                                                           2.329       160,123
                                                                                           2.133       178,626
                                                                                           1.636       184,592
                                                                                           1.501       196,569
                                                                                           1.576       221,983
                                                                                           1.392       416,079
                                                                                           0.949       463,937
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 1.003            --
                                                                                           0.926       170,919
                                                                                           0.814       395,266
                                                                                           0.630       401,375
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.135       245,948
                                                                                           1.791       376,735
                                                                                           1.636       410,946
                                                                                           1.649       469,563
                                                                                           1.483       720,364
                                                                                           1.145       625,964
                                                                                           1.009       708,708
                                                                                           1.010       755,899
                                                                                           0.897     1,190,775
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2.145       477,450

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.814       1.944       564,018
                                                                                    2015   1.852       1.814       744,880
                                                                                    2014   1.737       1.852     1,073,481
                                                                                    2013   1.488       1.737     1,184,455
                                                                                    2012   1.359       1.488     1,307,262
                                                                                    2011   1.353       1.359     1,317,848
                                                                                    2010   1.252       1.353     1,549,396
                                                                                    2009   1.076       1.252     1,631,485
                                                                                    2008   1.409       1.076     1,664,381
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.311       2.681       543,832
                                                                                    2016   2.055       2.311       611,409
                                                                                    2015   2.093       2.055       614,228
                                                                                    2014   1.922       2.093       718,780
                                                                                    2013   1.440       1.922       782,763
                                                                                    2012   1.256       1.440       429,025
                                                                                    2011   1.266       1.256       458,507
                                                                                    2010   1.156       1.266       476,031
                                                                                    2009   0.973       1.156       480,020
                                                                                    2008   1.467       0.973       491,422
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.643       3.008       135,679
                                                                                    2016   2.265       2.643       142,048
                                                                                    2015   2.291       2.265       147,424
                                                                                    2014   2.330       2.291       165,638
                                                                                    2013   1.867       2.330       191,795
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.631       1.852       276,612
                                                                                    2016   1.402       1.631       346,019
                                                                                    2015   1.420       1.402       370,151
                                                                                    2014   1.449       1.420       456,531
                                                                                    2013   1.163       1.449       751,813
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.890       2.480       110,114
                                                                                    2016   1.893       1.890       107,500
                                                                                    2015   1.742       1.893       111,683
                                                                                    2014   1.628       1.742       106,312
                                                                                    2013   1.194       1.628       106,856
                                                                                    2012   1.023       1.194       538,524
                                                                                    2011   1.055       1.023       903,709
                                                                                    2010   0.919       1.055       875,435
                                                                                    2009   0.653       0.919     1,112,032
                                                                                    2008   1.146       0.653       849,286
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.677       3.226       217,757
                                                                                    2016   2.443       2.677       241,643
                                                                                    2015   2.425       2.443       308,322
                                                                                    2014   2.313       2.425       373,622
                                                                                    2013   1.632       2.313       515,590
                                                                                    2012   1.432       1.632       540,183
                                                                                    2011   1.436       1.432       679,583
                                                                                    2010   1.084       1.436       743,130
                                                                                    2009   0.796       1.084       721,583
                                                                                    2008   1.211       0.796       668,556
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.191       1.196        81,820
                                                                                    2016   1.195       1.191        96,231
                                                                                    2015   1.206       1.195       122,563
                                                                                    2014   1.192       1.206        61,582
                                                                                    2013   1.219       1.192       156,980
                                                                                    2012   1.198       1.219       186,895
                                                                                    2011   1.153       1.198       235,069
                                                                                    2010   1.107       1.153       268,545
                                                                                    2009   1.078       1.107       328,155
                                                                                    2008   1.098       1.078       345,901
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.496       1.431            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.304       1.230            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.827       3.379       289,854

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.669       2.827       329,192
                                                                                      2015   2.703       2.669       351,149
                                                                                      2014   2.463       2.703       418,987
                                                                                      2013   1.913       2.463       502,061
                                                                                      2012   1.675       1.913       596,265
                                                                                      2011   1.753       1.675       668,157
                                                                                      2010   1.525       1.753       697,747
                                                                                      2009   1.145       1.525       760,724
                                                                                      2008   2.032       1.145       855,864
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.498       3.033        21,847
                                                                                      2016   2.475       2.498        20,872
                                                                                      2015   2.492       2.475        20,740
                                                                                      2014   2.290       2.492        21,657
                                                                                      2013   1.685       2.290        23,229
                                                                                      2012   1.402       1.685        23,765
                                                                                      2011   1.467       1.402        24,548
                                                                                      2010   1.265       1.467        23,159
                                                                                      2009   0.947       1.265       224,935
                                                                                      2008   1.643       0.947       229,391
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.789       4.490       378,384
                                                                                      2016   3.443       3.789       431,948
                                                                                      2015   3.560       3.443       496,570
                                                                                      2014   3.415       3.560       523,028
                                                                                      2013   2.557       3.415       619,808
                                                                                      2012   2.270       2.557       801,652
                                                                                      2011   2.590       2.270       904,292
                                                                                      2010   2.049       2.590       903,157
                                                                                      2009   1.491       2.049     1,070,554
                                                                                      2008   2.512       1.491     1,190,020
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.619       3.292            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   2.011       2.307       351,035
                                                                                      2016   1.909       2.011       452,122
                                                                                      2015   2.076       1.909       532,214
                                                                                      2014   2.376       2.076       487,743
                                                                                      2013   1.966       2.376       615,482
                                                                                      2012   1.691       1.966       765,025
                                                                                      2011   1.925       1.691       840,062
                                                                                      2010   1.806       1.925       947,057
                                                                                      2009   1.340       1.806     1,095,082
                                                                                      2008   2.287       1.340     1,288,407
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.592       1.614            --
                                                                                      2009   1.289       1.592         3,253
                                                                                      2008   1.847       1.289         3,255
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.666       1.569            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.979       2.118            --
                                                                                      2010   1.618       1.979        40,143
                                                                                      2009   1.049       1.618        44,572
                                                                                      2008   1.905       1.049        33,223
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.946       3.369        88,365
                                                                                      2016   2.961       2.946        92,106
                                                                                      2015   3.065       2.961        94,958
                                                                                      2014   2.589       3.065       134,858
                                                                                      2013   1.782       2.589       130,584
                                                                                      2012   1.527       1.782       182,158
                                                                                      2011   1.516       1.527       192,076
                                                                                      2010   1.233       1.516       213,462
                                                                                      2009   0.932       1.233       226,662
                                                                                      2008   1.591       0.932       243,658
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   2.029       2.039            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.562       2.029       205,488
                                                                                 2012   1.382       1.562       267,392
                                                                                 2011   1.498       1.382       588,539
                                                                                 2010   1.307       1.498       311,817
                                                                                 2009   1.028       1.307       347,212
                                                                                 2008   1.648       1.028       340,472
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.524       2.966        32,690
                                                                                 2016   2.339       2.524        35,528
                                                                                 2015   2.341       2.339        40,893
                                                                                 2014   2.146       2.341        29,273
                                                                                 2013   1.679       2.146        36,028
                                                                                 2012   1.473       1.679        42,880
                                                                                 2011   1.460       1.473        53,664
                                                                                 2010   1.318       1.460        60,501
                                                                                 2009   1.098       1.318        65,057
                                                                                 2008   1.580       1.098        79,583
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.641       3.265       140,492
                                                                                 2016   2.501       2.641       173,513
                                                                                 2015   2.317       2.501       179,663
                                                                                 2014   2.067       2.317       256,034
                                                                                 2013   1.525       2.067       226,299
                                                                                 2012   1.289       1.525       251,626
                                                                                 2011   1.320       1.289       256,882
                                                                                 2010   1.222       1.320       262,911
                                                                                 2009   0.873       1.222       274,297
                                                                                 2008   1.417       0.873       222,879
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.567       2.898        44,397
                                                                                 2016   2.310       2.567        53,048
                                                                                 2015   2.419       2.310        60,478
                                                                                 2014   2.203       2.419       118,915
                                                                                 2013   1.693       2.203       101,015
                                                                                 2012   1.478       1.693       122,575
                                                                                 2011   1.432       1.478       137,646
                                                                                 2010   1.331       1.432       161,545
                                                                                 2009   1.087       1.331       175,379
                                                                                 2008   1.718       1.087       179,183
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.408       4.164        84,068
                                                                                 2016   3.277       3.408       105,342
                                                                                 2015   3.485       3.277       134,659
                                                                                 2014   3.406       3.485       155,234
                                                                                 2013   2.356       3.406       164,428
                                                                                 2012   2.007       2.356       221,373
                                                                                 2011   2.013       2.007       238,765
                                                                                 2010   1.636       2.013       274,528
                                                                                 2009   1.165       1.636       392,888
                                                                                 2008   1.999       1.165       389,310
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.965       0.939            --
                                                                                 2008   1.570       0.965       546,627
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.979       0.967            --
                                                                                 2010   0.912       0.979       130,236
                                                                                 2009   0.790       0.912        71,565
                                                                                 2008   1.019       0.790        86,995
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.182       1.221            --
                                                                                 2008   1.147       1.182     2,423,102
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.514       1.627        51,282
                                                                                 2013   1.297       1.514        52,863
                                                                                 2012   1.192       1.297        62,157
                                                                                 2011   1.212       1.192        62,193
                                                                                 2010   1.100       1.212        69,847
                                                                                 2009   0.911       1.100       320,894
                                                                                 2008   1.238       0.911       353,204
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.029       0.998            --
                                                                                 2008   1.631       1.029       535,740

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.834       0.855    --
                                                                2008   1.490       0.834    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.925       3.779           --
                                                                           2016   2.958       2.925           --
                                                                           2015   2.815       2.958           --
                                                                           2014   2.800       2.815           --
                                                                           2013   2.206       2.800           --
                                                                           2012   1.832       2.206           --
                                                                           2011   2.046       1.832           --
                                                                           2010   1.863       2.046           --
                                                                           2009   1.332       1.863       16,095
                                                                           2008   2.201       1.332       16,095
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.801       3.531           --
                                                                           2016   2.603       2.801           --
                                                                           2015   2.479       2.603           --
                                                                           2014   2.325       2.479        3,232
                                                                           2013   1.819       2.325        3,236
                                                                           2012   1.570       1.819        3,240
                                                                           2011   1.669       1.570        3,245
                                                                           2010   1.431       1.669        3,251
                                                                           2009   1.045       1.431       11,665
                                                                           2008   1.898       1.045       11,671
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.475       2.977        3,293
                                                                           2016   2.259       2.475        3,297
                                                                           2015   2.265       2.259        3,302
                                                                           2014   2.084       2.265        3,308
                                                                           2013   1.588       2.084        3,313
                                                                           2012   1.376       1.588        3,319
                                                                           2011   1.426       1.376        3,327
                                                                           2010   1.303       1.426        3,335
                                                                           2009   1.010       1.303        3,344
                                                                           2008   1.654       1.010        3,354
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.776       1.711           --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.203       2.342           --
                                                                           2016   1.960       2.203           --
                                                                           2015   2.070       1.960           --
                                                                           2014   2.035       2.070           --
                                                                           2013   1.884       2.035           --
                                                                           2012   1.640       1.884           --
                                                                           2011   1.627       1.640           --
                                                                           2010   1.424       1.627           --
                                                                           2009   0.983       1.424           --
                                                                           2008   1.319       0.983           --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.325       1.601           --
                                                                           2016   1.237       1.325           --
                                                                           2015   1.285       1.237           --
                                                                           2014   1.244       1.285           --
                                                                           2013   0.978       1.244           --
                                                                           2012   0.852       0.978           --
                                                                           2011   0.998       0.852           --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.599       1.755           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.240       1.599           --
                                                                                       2015   1.334       1.240           --
                                                                                       2014   1.334       1.334           --
                                                                                       2013   1.025       1.334           --
                                                                                       2012   0.884       1.025           --
                                                                                       2011   0.989       0.884           --
                                                                                       2010   0.839       0.989           --
                                                                                       2009   0.675       0.839           --
                                                                                       2008   0.979       0.675        3,364
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.255       2.843        3,311
                                                                                       2016   2.058       2.255        3,571
                                                                                       2015   2.430       2.058        3,154
                                                                                       2014   2.645       2.430        2,715
                                                                                       2013   2.833       2.645           --
                                                                                       2012   2.425       2.833           --
                                                                                       2011   3.035       2.425           --
                                                                                       2010   2.498       3.035           --
                                                                                       2009   1.505       2.498           --
                                                                                       2008   3.288       1.505           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.891       0.847           --
                                                                                       2008   1.581       0.891           --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.408       2.885           --
                                                                                       2016   2.263       2.408           --
                                                                                       2015   2.204       2.263           --
                                                                                       2014   1.974       2.204           --
                                                                                       2013   1.498       1.974           --
                                                                                       2012   1.343       1.498           --
                                                                                       2011   1.364       1.343           --
                                                                                       2010   1.233       1.364           --
                                                                                       2009   1.052       1.233        9,105
                                                                                       2008   1.708       1.052        9,105
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.128       1.231           --
                                                                                       2016   1.135       1.128           --
                                                                                       2015   1.170       1.135           --
                                                                                       2014   1.047       1.170           --
                                                                                       2013   1.027       1.047           --
                                                                                       2012   0.828       1.027           --
                                                                                       2011   0.889       0.828           --
                                                                                       2010   0.778       0.889           --
                                                                                       2009   0.586       0.778           --
                                                                                       2008   1.020       0.586        3,722
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.601       2.707           --
                                                                                       2013   2.050       2.601           --
                                                                                       2012   1.698       2.050           --
                                                                                       2011   1.865       1.698           --
                                                                                       2010   1.730       1.865           --
                                                                                       2009   1.230       1.730           --
                                                                                       2008   2.152       1.230           --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.902       3.385           --
                                                                                       2016   2.868       2.902           --
                                                                                       2015   3.034       2.868           --
                                                                                       2014   2.699       3.034           --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.499       3.212        3,733
                                                                                       2016   2.346       2.499        3,738
                                                                                       2015   2.495       2.346        3,744
                                                                                       2014   2.687       2.495        3,750
                                                                                       2013   2.091       2.687        3,756
                                                                                       2012   1.643       2.091        3,763
                                                                                       2011   1.944       1.643        3,771
                                                                                       2010   1.696       1.944        3,781
                                                                                       2009   1.110       1.696        3,791
                                                                                       2008   1.906       1.110        3,802
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.484       2.881       10,631

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.155       2.484       10,811
                                                                              2015   2.333       2.155       22,052
                                                                              2014   2.172       2.333       22,981
                                                                              2013   1.632       2.172           --
                                                                              2012   1.402       1.632           --
                                                                              2011   1.448       1.402           --
                                                                              2010   1.282       1.448           --
                                                                              2009   1.029       1.282           --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.418       2.985           --
                                                                              2016   2.203       2.418           --
                                                                              2015   2.274       2.203           --
                                                                              2014   2.139       2.274           --
                                                                              2013   1.549       2.139           --
                                                                              2012   1.330       1.549           --
                                                                              2011   1.365       1.330           --
                                                                              2010   1.098       1.365           --
                                                                              2009   0.833       1.098           --
                                                                              2008   1.381       0.833           --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.281       2.323           --
                                                                              2016   1.774       2.281           --
                                                                              2015   1.946       1.774           --
                                                                              2014   1.893       1.946           --
                                                                              2013   1.445       1.893           --
                                                                              2012   1.272       1.445           --
                                                                              2011   1.440       1.272           --
                                                                              2010   1.226       1.440           --
                                                                              2009   0.966       1.226           --
                                                                              2008   1.315       0.966           --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.904       0.894           --
                                                                              2008   1.231       0.904        2,960
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   2.062       2.062           --
                                                                              2016   2.003       2.062           --
                                                                              2015   2.077       2.003           --
                                                                              2014   2.011       2.077           --
                                                                              2013   1.892       2.011           --
                                                                              2012   1.701       1.892           --
                                                                              2011   1.651       1.701           --
                                                                              2010   1.485       1.651           --
                                                                              2009   1.102       1.485           --
                                                                              2008   1.374       1.102           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.872       2.358           --
                                                                              2016   1.922       1.872           --
                                                                              2015   1.992       1.922           --
                                                                              2014   2.178       1.992           --
                                                                              2013   1.859       2.178        2,733
                                                                              2012   1.621       1.859        2,766
                                                                              2011   1.847       1.621       34,707
                                                                              2010   1.687       1.847       36,846
                                                                              2009   1.305       1.687       34,464
                                                                              2008   2.305       1.305       34,716
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.703       1.845           --
                                                                              2012   1.641       1.703        3,108
                                                                              2011   1.760       1.641        3,112
                                                                              2010   1.454       1.760        3,118
                                                                              2009   1.079       1.454        3,123
                                                                              2008   1.707       1.079        3,129
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.062       1.150           --
                                                                              2012   1.026       1.062       24,430
                                                                              2011   1.103       1.026       71,521
                                                                              2010   0.913       1.103       53,698
                                                                              2009   0.680       0.913       55,873
                                                                              2008   1.121       0.680       70,366
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.355       1.820           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.375       1.355           --
                                                                          2015   1.347       1.375           --
                                                                          2014   1.342       1.347           --
                                                                          2013   1.074       1.342           --
                                                                          2012   0.902       1.074           --
                                                                          2011   1.002       0.902           --
                                                                          2010   0.880       1.002           --
                                                                          2009   0.640       0.880       14,053
                                                                          2008   1.096       0.640       39,661
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.433       1.462           --
                                                                          2016   1.387       1.433           --
                                                                          2015   1.454       1.387           --
                                                                          2014   1.434       1.454           --
                                                                          2013   1.603       1.434           --
                                                                          2012   1.492       1.603        5,416
                                                                          2011   1.362       1.492        5,429
                                                                          2010   1.283       1.362        5,252
                                                                          2009   1.103       1.283        5,063
                                                                          2008   1.203       1.103          211
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.537       1.579       12,148
                                                                          2016   1.525       1.537       12,673
                                                                          2015   1.551       1.525       32,810
                                                                          2014   1.515       1.551       34,053
                                                                          2013   1.572       1.515       35,269
                                                                          2012   1.464       1.572       41,367
                                                                          2011   1.444       1.464       42,041
                                                                          2010   1.359       1.444       11,419
                                                                          2009   1.221       1.359       22,312
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.101       2.101           --
                                                                          2016   2.089       2.101           --
                                                                          2015   2.125       2.089           --
                                                                          2014   1.945       2.125           --
                                                                          2013   1.488       1.945           --
                                                                          2012   1.369       1.488           --
                                                                          2011   1.460       1.369           --
                                                                          2010   1.278       1.460           --
                                                                          2009   1.050       1.278           --
                                                                          2008   1.591       1.050           --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.740       1.740           --
                                                                          2016   1.698       1.740           --
                                                                          2015   1.751       1.698           --
                                                                          2014   1.704       1.751           --
                                                                          2013   1.708       1.704           --
                                                                          2012   1.557       1.708           --
                                                                          2011   1.529       1.557           --
                                                                          2010   1.387       1.529           --
                                                                          2009   1.061       1.387           --
                                                                          2008   1.209       1.061           --
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.868       1.952           --
                                                                          2012   1.696       1.868           --
                                                                          2011   2.101       1.696           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.591       1.829           --
                                                                          2016   1.397       1.591           --
                                                                          2015   1.474       1.397           --
                                                                          2014   1.325       1.474           --
                                                                          2013   1.008       1.325           --
                                                                          2012   0.869       1.008           --
                                                                          2011   0.921       0.869           --
                                                                          2010   0.801       0.921           --
                                                                          2009   0.689       0.801           --
                                                                          2008   1.100       0.689           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.394       2.754           --
                                                                          2016   2.099       2.394           --
                                                                          2015   2.213       2.099           --
                                                                          2014   2.031       2.213        3,160
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.459       1.569        2,257

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.285       1.459         2,803
                                                                           2015   1.437       1.285         3,426
                                                                           2014   1.334       1.437         3,995
                                                                           2013   1.042       1.334         4,587
                                                                           2012   0.924       1.042         5,284
                                                                           2011   0.977       0.924         6,109
                                                                           2010   0.792       0.977         6,956
                                                                           2009   0.637       0.792         7,946
                                                                           2008   1.058       0.637         9,200
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.364       1.395            --
                                                                           2016   1.346       1.364            --
                                                                           2015   1.361       1.346            --
                                                                           2014   1.294       1.361         3,899
                                                                           2013   1.327       1.294         3,903
                                                                           2012   1.256       1.327         3,909
                                                                           2011   1.199       1.256         3,915
                                                                           2010   1.126       1.199         3,921
                                                                           2009   1.047       1.126         3,928
                                                                           2008   1.103       1.047        37,825
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.773       2.334           907
                                                                           2016   1.803       1.773         1,313
                                                                           2015   1.727       1.803         1,772
                                                                           2014   1.613       1.727         2,232
                                                                           2013   1.223       1.613         2,733
                                                                           2012   1.089       1.223         3,340
                                                                           2011   1.217       1.089         4,018
                                                                           2010   1.033       1.217         4,706
                                                                           2009   0.821       1.033         5,489
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.938       0.930         9,745
                                                                           2016   0.951       0.938         9,180
                                                                           2015   0.968       0.951        10,455
                                                                           2014   0.985       0.968        17,937
                                                                           2013   1.003       0.985        40,108
                                                                           2012   1.020       1.003        29,001
                                                                           2011   1.038       1.020        30,614
                                                                           2010   1.057       1.038        33,546
                                                                           2009   1.071       1.057        27,446
                                                                           2008   1.059       1.071        21,460
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.338       1.406            --
                                                                           2016   1.302       1.338            --
                                                                           2015   1.333       1.302            --
                                                                           2014   1.299       1.333            --
                                                                           2013   1.267       1.299            --
                                                                           2012   1.181       1.267            --
                                                                           2011   1.164       1.181            --
                                                                           2010   1.077       1.164            --
                                                                           2009   0.909       1.077            --
                                                                           2008   1.080       0.909            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.372       1.492        23,608
                                                                           2016   1.316       1.372        22,466
                                                                           2015   1.354       1.316        22,492
                                                                           2014   1.313       1.354            --
                                                                           2013   1.205       1.313            --
                                                                           2012   1.100       1.205            --
                                                                           2011   1.108       1.100            --
                                                                           2010   1.011       1.108            --
                                                                           2009   0.832       1.011            --
                                                                           2008   1.079       0.832            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.380       1.556       183,053
                                                                           2016   1.311       1.380       187,692
                                                                           2015   1.352       1.311       187,781
                                                                           2014   1.309       1.352       148,369
                                                                           2013   1.129       1.309            --
                                                                           2012   1.015       1.129            --
                                                                           2011   1.047       1.015            --
                                                                           2010   0.942       1.047            --
                                                                           2009   0.757       0.942            --
                                                                           2008   1.080       0.757            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.368
                                                                                           2016   1.288
                                                                                           2015   1.333
                                                                                           2014   1.289
                                                                                           2013   1.055
                                                                                           2012   0.931
                                                                                           2011   0.984
                                                                                           2010   0.873
                                                                                           2009   0.689
                                                                                           2008   1.080
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.741
                                                                                           2016   1.656
                                                                                           2015   1.643
                                                                                           2014   1.512
                                                                                           2013   1.276
                                                                                           2012   1.156
                                                                                           2011   1.133
                                                                                           2010   1.052
                                                                                           2009   0.907
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.985
                                                                                           2016   1.881
                                                                                           2015   1.870
                                                                                           2014   1.720
                                                                                           2013   1.309
                                                                                           2012   1.180
                                                                                           2011   1.252
                                                                                           2010   1.137
                                                                                           2009   0.877
                                                                                           2008   1.422
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.767
                                                                                           2008   1.414
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.270
                                                                                           2012   1.118
                                                                                           2011   1.213
                                                                                           2010   1.079
                                                                                           2009   0.902
                                                                                           2008   1.505
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.419
                                                                                           2016   2.338
                                                                                           2015   2.315
                                                                                           2014   2.122
                                                                                           2013   1.628
                                                                                           2012   1.494
                                                                                           2011   1.570
                                                                                           2010   1.387
                                                                                           2009   0.946
                                                                                           2008   1.774
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.924
                                                                                           2010   0.813
                                                                                           2009   0.629
                                                                                           2008   1.075
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.781
                                                                                           2016   1.627
                                                                                           2015   1.641
                                                                                           2014   1.477
                                                                                           2013   1.141
                                                                                           2012   1.006
                                                                                           2011   1.007
                                                                                           2010   0.895
                                                                                           2009   0.729
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.930



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.602      818,892
                                                                                           1.368      820,436
                                                                                           1.288      820,345
                                                                                           1.333      768,752
                                                                                           1.289           --
                                                                                           1.055           --
                                                                                           0.931           --
                                                                                           0.984           --
                                                                                           0.873           --
                                                                                           0.689           --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.970           --
                                                                                           1.741           --
                                                                                           1.656           --
                                                                                           1.643           --
                                                                                           1.512           --
                                                                                           1.276           --
                                                                                           1.156           --
                                                                                           1.133           --
                                                                                           1.052           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.322           --
                                                                                           1.985           --
                                                                                           1.881           --
                                                                                           1.870           --
                                                                                           1.720           --
                                                                                           1.309           --
                                                                                           1.180           --
                                                                                           1.252           --
                                                                                           1.137        9,165
                                                                                           0.877       16,385
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.800           --
                                                                                           0.767       28,492
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.397           --
                                                                                           1.270           --
                                                                                           1.118           --
                                                                                           1.213           --
                                                                                           1.079           --
                                                                                           0.902           --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.975           --
                                                                                           2.419           --
                                                                                           2.338           --
                                                                                           2.315           --
                                                                                           2.122           --
                                                                                           1.628           --
                                                                                           1.494           --
                                                                                           1.570           --
                                                                                           1.387           --
                                                                                           0.946           --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 1.001           --
                                                                                           0.924           --
                                                                                           0.813           --
                                                                                           0.629           --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.122           --
                                                                                           1.781           --
                                                                                           1.627           --
                                                                                           1.641           --
                                                                                           1.477           --
                                                                                           1.141           --
                                                                                           1.006           --
                                                                                           1.007           --
                                                                                           0.895           --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2.129        1,772

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.803       1.930        2,176
                                                                                    2015   1.841       1.803        2,613
                                                                                    2014   1.728       1.841        6,703
                                                                                    2013   1.481       1.728        7,167
                                                                                    2012   1.353       1.481        7,685
                                                                                    2011   1.347       1.353        8,258
                                                                                    2010   1.248       1.347        8,866
                                                                                    2009   1.073       1.248       28,425
                                                                                    2008   1.406       1.073       29,167
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.296       2.663           --
                                                                                    2016   2.043       2.296           --
                                                                                    2015   2.082       2.043           --
                                                                                    2014   1.912       2.082           --
                                                                                    2013   1.434       1.912           --
                                                                                    2012   1.251       1.434           --
                                                                                    2011   1.262       1.251           --
                                                                                    2010   1.153       1.262           --
                                                                                    2009   0.971       1.153           --
                                                                                    2008   1.465       0.971           --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.625       2.986           --
                                                                                    2016   2.251       2.625           --
                                                                                    2015   2.277       2.251           --
                                                                                    2014   2.317       2.277        3,100
                                                                                    2013   1.857       2.317        3,103
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.622       1.841        1,497
                                                                                    2016   1.394       1.622        1,588
                                                                                    2015   1.413       1.394       16,983
                                                                                    2014   1.443       1.413       18,093
                                                                                    2013   1.158       1.443       28,615
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.880       2.465           --
                                                                                    2016   1.884       1.880           --
                                                                                    2015   1.735       1.884           --
                                                                                    2014   1.622       1.735           --
                                                                                    2013   1.190       1.622           --
                                                                                    2012   1.020       1.190        6,296
                                                                                    2011   1.052       1.020        6,818
                                                                                    2010   0.917       1.052        6,918
                                                                                    2009   0.653       0.917        7,493
                                                                                    2008   1.145       0.653        8,187
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.659       3.202        4,158
                                                                                    2016   2.428       2.659        4,165
                                                                                    2015   2.411       2.428        4,173
                                                                                    2014   2.301       2.411        4,079
                                                                                    2013   1.624       2.301        3,974
                                                                                    2012   1.426       1.624           --
                                                                                    2011   1.430       1.426           --
                                                                                    2010   1.081       1.430           --
                                                                                    2009   0.793       1.081           --
                                                                                    2008   1.209       0.793           --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.184       1.188           --
                                                                                    2016   1.188       1.184           --
                                                                                    2015   1.200       1.188           --
                                                                                    2014   1.186       1.200           --
                                                                                    2013   1.214       1.186           --
                                                                                    2012   1.194       1.214           --
                                                                                    2011   1.149       1.194           --
                                                                                    2010   1.104       1.149           --
                                                                                    2009   1.075       1.104           --
                                                                                    2008   1.096       1.075           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.492       1.428           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.300       1.227           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.807       3.354        3,012

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.652       2.807        3,016
                                                                                      2015   2.687       2.652        3,021
                                                                                      2014   2.449       2.687        3,026
                                                                                      2013   1.903       2.449        3,031
                                                                                      2012   1.668       1.903        3,036
                                                                                      2011   1.746       1.668        3,043
                                                                                      2010   1.520       1.746        3,051
                                                                                      2009   1.142       1.520        3,059
                                                                                      2008   2.027       1.142        3,068
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.481       3.011           --
                                                                                      2016   2.459       2.481           --
                                                                                      2015   2.477       2.459           --
                                                                                      2014   2.278       2.477           --
                                                                                      2013   1.677       2.278           --
                                                                                      2012   1.396       1.677           --
                                                                                      2011   1.461       1.396           --
                                                                                      2010   1.260       1.461           --
                                                                                      2009   0.944       1.260           --
                                                                                      2008   1.639       0.944           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.763       4.457           --
                                                                                      2016   3.421       3.763           --
                                                                                      2015   3.539       3.421           --
                                                                                      2014   3.397       3.539           --
                                                                                      2013   2.544       3.397           --
                                                                                      2012   2.260       2.544           --
                                                                                      2011   2.580       2.260           --
                                                                                      2010   2.042       2.580           --
                                                                                      2009   1.487       2.042           --
                                                                                      2008   2.506       1.487        1,502
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.611       3.283           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.997       2.290           --
                                                                                      2016   1.896       1.997           --
                                                                                      2015   2.064       1.896           --
                                                                                      2014   2.364       2.064           --
                                                                                      2013   1.956       2.364           --
                                                                                      2012   1.684       1.956           --
                                                                                      2011   1.917       1.684          984
                                                                                      2010   1.800       1.917          987
                                                                                      2009   1.336       1.800        1,510
                                                                                      2008   2.281       1.336        9,765
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.587       1.608           --
                                                                                      2009   1.285       1.587           --
                                                                                      2008   1.843       1.285           --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.662       1.565           --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.971       2.109           --
                                                                                      2010   1.613       1.971           --
                                                                                      2009   1.046       1.613           --
                                                                                      2008   1.900       1.046           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.926       3.344        3,661
                                                                                      2016   2.942       2.926        3,667
                                                                                      2015   3.047       2.942        3,674
                                                                                      2014   2.575       3.047        3,598
                                                                                      2013   1.773       2.575        3,511
                                                                                      2012   1.520       1.773           --
                                                                                      2011   1.510       1.520           --
                                                                                      2010   1.229       1.510           --
                                                                                      2009   0.929       1.229           --
                                                                                      2008   1.587       0.929           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   2.018       2.028           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.554       2.018        3,164
                                                                                 2012   1.376       1.554        4,141
                                                                                 2011   1.492       1.376        6,035
                                                                                 2010   1.302       1.492        9,080
                                                                                 2009   1.025       1.302       13,063
                                                                                 2008   1.644       1.025        3,191
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.506       2.944           --
                                                                                 2016   2.324       2.506           --
                                                                                 2015   2.327       2.324           --
                                                                                 2014   2.134       2.327           --
                                                                                 2013   1.670       2.134           --
                                                                                 2012   1.466       1.670           --
                                                                                 2011   1.454       1.466           --
                                                                                 2010   1.314       1.454           --
                                                                                 2009   1.095       1.314           --
                                                                                 2008   1.576       1.095           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.622       3.241           --
                                                                                 2016   2.485       2.622           --
                                                                                 2015   2.303       2.485           --
                                                                                 2014   2.056       2.303           --
                                                                                 2013   1.518       2.056           --
                                                                                 2012   1.284       1.518           --
                                                                                 2011   1.315       1.284           --
                                                                                 2010   1.218       1.315           --
                                                                                 2009   0.871       1.218           --
                                                                                 2008   1.413       0.871           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.549       2.877           --
                                                                                 2016   2.296       2.549           --
                                                                                 2015   2.405       2.296           --
                                                                                 2014   2.191       2.405           --
                                                                                 2013   1.684       2.191           --
                                                                                 2012   1.471       1.684           --
                                                                                 2011   1.427       1.471           --
                                                                                 2010   1.326       1.427           --
                                                                                 2009   1.084       1.326        8,333
                                                                                 2008   1.714       1.084        8,333
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.385       4.134           --
                                                                                 2016   3.256       3.385           --
                                                                                 2015   3.465       3.256           --
                                                                                 2014   3.388       3.465           --
                                                                                 2013   2.345       3.388           --
                                                                                 2012   1.998       2.345           --
                                                                                 2011   2.005       1.998           --
                                                                                 2010   1.630       2.005           --
                                                                                 2009   1.162       1.630           --
                                                                                 2008   1.995       1.162           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.962       0.936           --
                                                                                 2008   1.566       0.962           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.975       0.963           --
                                                                                 2010   0.909       0.975           --
                                                                                 2009   0.788       0.909           --
                                                                                 2008   1.017       0.788           --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.179       1.217           --
                                                                                 2008   1.145       1.179       18,304
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.507       1.618           --
                                                                                 2013   1.291       1.507           --
                                                                                 2012   1.187       1.291           --
                                                                                 2011   1.208       1.187           --
                                                                                 2010   1.096       1.208           --
                                                                                 2009   0.908       1.096           --
                                                                                 2008   1.236       0.908           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.026       0.995           --
                                                                                 2008   1.627       1.026           --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.832       0.852    --
                                                                2008   1.487       0.832    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.665       3.441        10,011
                                                                           2016   2.696       2.665        14,993
                                                                           2015   2.567       2.696        15,092
                                                                           2014   2.555       2.567        30,358
                                                                           2013   2.013       2.555        35,863
                                                                           2012   1.673       2.013        43,011
                                                                           2011   1.869       1.673        59,669
                                                                           2010   1.703       1.869        64,659
                                                                           2009   1.219       1.703        67,286
                                                                           2008   2.014       1.219       116,778
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.555       3.220        32,337
                                                                           2016   2.376       2.555        36,697
                                                                           2015   2.264       2.376        71,644
                                                                           2014   2.124       2.264        92,541
                                                                           2013   1.662       2.124       154,358
                                                                           2012   1.436       1.662       189,256
                                                                           2011   1.527       1.436       246,903
                                                                           2010   1.310       1.527       273,595
                                                                           2009   0.957       1.310       319,160
                                                                           2008   1.739       0.957       368,588
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.257       2.713        11,840
                                                                           2016   2.061       2.257        18,068
                                                                           2015   2.068       2.061        18,569
                                                                           2014   1.903       2.068        40,594
                                                                           2013   1.451       1.903        52,718
                                                                           2012   1.258       1.451        55,423
                                                                           2011   1.305       1.258        65,415
                                                                           2010   1.192       1.305        84,970
                                                                           2009   0.925       1.192        95,925
                                                                           2008   1.515       0.925       102,969
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.628       1.568            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.118       2.251         7,433
                                                                           2016   1.885       2.118        18,451
                                                                           2015   1.992       1.885        38,479
                                                                           2014   1.959       1.992        44,484
                                                                           2013   1.815       1.959        72,277
                                                                           2012   1.581       1.815        79,089
                                                                           2011   1.569       1.581        83,485
                                                                           2010   1.374       1.569        87,098
                                                                           2009   0.949       1.374        91,723
                                                                           2008   1.274       0.949       143,320
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.318       1.591            --
                                                                           2016   1.231       1.318            --
                                                                           2015   1.279       1.231            --
                                                                           2014   1.240       1.279            --
                                                                           2013   0.974       1.240            --
                                                                           2012   0.850       0.974            --
                                                                           2011   0.995       0.850            --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.590       1.745        20,500

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.234       1.590        22,936
                                                                                       2015   1.328       1.234        54,208
                                                                                       2014   1.329       1.328        63,889
                                                                                       2013   1.022       1.329       114,315
                                                                                       2012   0.882       1.022       143,433
                                                                                       2011   0.986       0.882       146,422
                                                                                       2010   0.838       0.986       150,332
                                                                                       2009   0.674       0.838       164,448
                                                                                       2008   0.979       0.674       155,484
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.017       2.543        17,284
                                                                                       2016   1.842       2.017        22,317
                                                                                       2015   2.176       1.842        43,943
                                                                                       2014   2.370       2.176        46,166
                                                                                       2013   2.540       2.370        30,613
                                                                                       2012   2.175       2.540        30,927
                                                                                       2011   2.724       2.175        30,592
                                                                                       2010   2.243       2.724        28,061
                                                                                       2009   1.352       2.243        30,484
                                                                                       2008   2.955       1.352        46,665
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.839       0.797            --
                                                                                       2008   1.489       0.839           172
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.242       2.685            --
                                                                                       2016   2.108       2.242            --
                                                                                       2015   2.054       2.108            --
                                                                                       2014   1.841       2.054            --
                                                                                       2013   1.397       1.841            --
                                                                                       2012   1.253       1.397            --
                                                                                       2011   1.273       1.253            --
                                                                                       2010   1.152       1.273            --
                                                                                       2009   0.984       1.152            --
                                                                                       2008   1.597       0.984            --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.122       1.223        17,975
                                                                                       2016   1.130       1.122        18,890
                                                                                       2015   1.165       1.130        44,633
                                                                                       2014   1.043       1.165        78,155
                                                                                       2013   1.024       1.043       129,296
                                                                                       2012   0.825       1.024       149,202
                                                                                       2011   0.887       0.825       192,041
                                                                                       2010   0.777       0.887       199,515
                                                                                       2009   0.585       0.777       219,875
                                                                                       2008   1.020       0.585       223,707
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.421       2.520            --
                                                                                       2013   1.909       2.421        44,140
                                                                                       2012   1.583       1.909        45,270
                                                                                       2011   1.739       1.583        75,815
                                                                                       2010   1.614       1.739        89,776
                                                                                       2009   1.147       1.614       105,140
                                                                                       2008   2.009       1.147       105,926
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.697       3.145         4,608
                                                                                       2016   2.667       2.697        24,688
                                                                                       2015   2.823       2.667        24,979
                                                                                       2014   2.512       2.823        38,166
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.296       2.949         2,192
                                                                                       2016   2.156       2.296         1,344
                                                                                       2015   2.294       2.156         1,758
                                                                                       2014   2.472       2.294         1,847
                                                                                       2013   1.924       2.472         1,937
                                                                                       2012   1.513       1.924         2,032
                                                                                       2011   1.791       1.513         2,617
                                                                                       2010   1.563       1.791         2,737
                                                                                       2009   1.024       1.563        11,023
                                                                                       2008   1.759       1.024        17,108
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.233       2.588        18,225

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.938       2.233        31,653
                                                                              2015   2.098       1.938        63,157
                                                                              2014   1.954       2.098        81,907
                                                                              2013   1.470       1.954       143,565
                                                                              2012   1.263       1.470       164,586
                                                                              2011   1.305       1.263       182,602
                                                                              2010   1.156       1.305       204,377
                                                                              2009   0.928       1.156       225,620
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.404       2.966            --
                                                                              2016   2.191       2.404            --
                                                                              2015   2.263       2.191            --
                                                                              2014   2.130       2.263            --
                                                                              2013   1.543       2.130            --
                                                                              2012   1.326       1.543            --
                                                                              2011   1.361       1.326            --
                                                                              2010   1.096       1.361            --
                                                                              2009   0.831       1.096            --
                                                                              2008   1.379       0.831         6,216
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.268       2.308         1,515
                                                                              2016   1.764       2.268         1,305
                                                                              2015   1.937       1.764         1,512
                                                                              2014   1.884       1.937         1,413
                                                                              2013   1.440       1.884         1,356
                                                                              2012   1.268       1.440         1,396
                                                                              2011   1.436       1.268         1,369
                                                                              2010   1.223       1.436         1,311
                                                                              2009   0.965       1.223         1,377
                                                                              2008   1.314       0.965         1,359
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.902       0.891            --
                                                                              2008   1.228       0.902        35,712
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.950       1.950            --
                                                                              2016   1.894       1.950            --
                                                                              2015   1.965       1.894            --
                                                                              2014   1.903       1.965            --
                                                                              2013   1.791       1.903            --
                                                                              2012   1.612       1.791            --
                                                                              2011   1.565       1.612            --
                                                                              2010   1.408       1.565            --
                                                                              2009   1.046       1.408        17,089
                                                                              2008   1.305       1.046           138
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.704       2.145        11,897
                                                                              2016   1.750       1.704        23,300
                                                                              2015   1.814       1.750        27,230
                                                                              2014   1.985       1.814        31,793
                                                                              2013   1.695       1.985        29,439
                                                                              2012   1.479       1.695        30,590
                                                                              2011   1.686       1.479        27,589
                                                                              2010   1.541       1.686        30,720
                                                                              2009   1.193       1.541        41,457
                                                                              2008   2.107       1.193        20,278
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.557       1.687            --
                                                                              2012   1.502       1.557         1,804
                                                                              2011   1.612       1.502        29,110
                                                                              2010   1.331       1.612        32,790
                                                                              2009   0.988       1.331        38,039
                                                                              2008   1.565       0.988        38,886
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.058       1.145            --
                                                                              2012   1.023       1.058        27,493
                                                                              2011   1.100       1.023        34,193
                                                                              2010   0.911       1.100        76,744
                                                                              2009   0.678       0.911        89,891
                                                                              2008   1.119       0.678       121,130
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.347       1.809        41,467

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.369       1.347        66,838
                                                                          2015   1.341       1.369       128,095
                                                                          2014   1.336       1.341       156,174
                                                                          2013   1.070       1.336       263,800
                                                                          2012   0.900       1.070       326,102
                                                                          2011   1.000       0.900       334,428
                                                                          2010   0.878       1.000       357,008
                                                                          2009   0.640       0.878       394,638
                                                                          2008   1.096       0.640       518,875
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.355       1.381        20,460
                                                                          2016   1.311       1.355        20,475
                                                                          2015   1.375       1.311        54,283
                                                                          2014   1.357       1.375        64,262
                                                                          2013   1.518       1.357       110,342
                                                                          2012   1.414       1.518       102,319
                                                                          2011   1.291       1.414       126,811
                                                                          2010   1.217       1.291       136,185
                                                                          2009   1.047       1.217       134,684
                                                                          2008   1.142       1.047       143,004
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.491       1.531        42,287
                                                                          2016   1.480       1.491        64,280
                                                                          2015   1.506       1.480       125,271
                                                                          2014   1.472       1.506       171,502
                                                                          2013   1.528       1.472       303,311
                                                                          2012   1.424       1.528       453,960
                                                                          2011   1.405       1.424       430,893
                                                                          2010   1.323       1.405       241,207
                                                                          2009   1.188       1.323       235,915
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.979       1.979            --
                                                                          2016   1.969       1.979            --
                                                                          2015   2.003       1.969            --
                                                                          2014   1.835       2.003            --
                                                                          2013   1.404       1.835            --
                                                                          2012   1.293       1.404            --
                                                                          2011   1.379       1.293            --
                                                                          2010   1.208       1.379            --
                                                                          2009   0.993       1.208           163
                                                                          2008   1.505       0.993           165
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.730       1.730            --
                                                                          2016   1.688       1.730            --
                                                                          2015   1.742       1.688        30,769
                                                                          2014   1.696       1.742        35,986
                                                                          2013   1.700       1.696        59,076
                                                                          2012   1.551       1.700        59,601
                                                                          2011   1.524       1.551        60,820
                                                                          2010   1.383       1.524       107,263
                                                                          2009   1.058       1.383       115,514
                                                                          2008   1.207       1.058       216,727
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.666       1.740            --
                                                                          2012   1.513       1.666            --
                                                                          2011   1.875       1.513            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.583       1.818        22,817
                                                                          2016   1.390       1.583        25,342
                                                                          2015   1.468       1.390        57,454
                                                                          2014   1.319       1.468        60,006
                                                                          2013   1.004       1.319        69,904
                                                                          2012   0.867       1.004       140,291
                                                                          2011   0.919       0.867       182,403
                                                                          2010   0.800       0.919       190,937
                                                                          2009   0.688       0.800       206,568
                                                                          2008   1.099       0.688       285,750
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.153       2.476         8,388
                                                                          2016   1.889       2.153         3,840
                                                                          2015   1.993       1.889         3,860
                                                                          2014   1.829       1.993         3,881
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.451       1.560        21,732

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.279       1.451        23,496
                                                                           2015   1.431       1.279        56,894
                                                                           2014   1.329       1.431        68,732
                                                                           2013   1.038       1.329       118,526
                                                                           2012   0.922       1.038       151,264
                                                                           2011   0.974       0.922       161,883
                                                                           2010   0.790       0.974       182,953
                                                                           2009   0.636       0.790       226,659
                                                                           2008   1.058       0.636       260,534
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.325       1.355            --
                                                                           2016   1.308       1.325            --
                                                                           2015   1.324       1.308            --
                                                                           2014   1.259       1.324            --
                                                                           2013   1.292       1.259            --
                                                                           2012   1.223       1.292            --
                                                                           2011   1.168       1.223            --
                                                                           2010   1.098       1.168            --
                                                                           2009   1.021       1.098           538
                                                                           2008   1.077       1.021           542
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.675       2.204            --
                                                                           2016   1.704       1.675            --
                                                                           2015   1.633       1.704            --
                                                                           2014   1.526       1.633            --
                                                                           2013   1.158       1.526            --
                                                                           2012   1.031       1.158            --
                                                                           2011   1.153       1.031            --
                                                                           2010   0.979       1.153            --
                                                                           2009   0.779       0.979           179
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.933       0.925       221,752
                                                                           2016   0.947       0.933       296,513
                                                                           2015   0.964       0.947       448,673
                                                                           2014   0.982       0.964       296,135
                                                                           2013   0.999       0.982       349,017
                                                                           2012   1.018       0.999       414,384
                                                                           2011   1.036       1.018       483,466
                                                                           2010   1.055       1.036       678,570
                                                                           2009   1.069       1.055       784,752
                                                                           2008   1.059       1.069       631,296
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.331       1.398           691
                                                                           2016   1.296       1.331        11,918
                                                                           2015   1.327       1.296        15,584
                                                                           2014   1.294       1.327        16,375
                                                                           2013   1.263       1.294        17,172
                                                                           2012   1.178       1.263        18,015
                                                                           2011   1.161       1.178        18,936
                                                                           2010   1.075       1.161        19,884
                                                                           2009   0.908       1.075            --
                                                                           2008   1.080       0.908            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.365       1.483            --
                                                                           2016   1.310       1.365            --
                                                                           2015   1.348       1.310            --
                                                                           2014   1.308       1.348            --
                                                                           2013   1.201       1.308            --
                                                                           2012   1.097       1.201            --
                                                                           2011   1.105       1.097            --
                                                                           2010   1.009       1.105            --
                                                                           2009   0.831       1.009        31,259
                                                                           2008   1.079       0.831            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.373       1.547       752,709
                                                                           2016   1.305       1.373       777,085
                                                                           2015   1.346       1.305       948,883
                                                                           2014   1.304       1.346     1,378,230
                                                                           2013   1.126       1.304         9,804
                                                                           2012   1.012       1.126        10,286
                                                                           2011   1.045       1.012        11,629
                                                                           2010   0.940       1.045        12,163
                                                                           2009   0.756       0.940        24,924
                                                                           2008   1.079       0.756         1,224

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.361
                                                                                           2016   1.281
                                                                                           2015   1.327
                                                                                           2014   1.284
                                                                                           2013   1.052
                                                                                           2012   0.928
                                                                                           2011   0.982
                                                                                           2010   0.872
                                                                                           2009   0.688
                                                                                           2008   1.079
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.730
                                                                                           2016   1.647
                                                                                           2015   1.634
                                                                                           2014   1.505
                                                                                           2013   1.271
                                                                                           2012   1.152
                                                                                           2011   1.129
                                                                                           2010   1.049
                                                                                           2009   0.905
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.839
                                                                                           2016   1.744
                                                                                           2015   1.734
                                                                                           2014   1.596
                                                                                           2013   1.215
                                                                                           2012   1.096
                                                                                           2011   1.163
                                                                                           2010   1.058
                                                                                           2009   0.816
                                                                                           2008   1.323
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.727
                                                                                           2008   1.341
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.174
                                                                                           2012   1.033
                                                                                           2011   1.122
                                                                                           2010   0.998
                                                                                           2009   0.835
                                                                                           2008   1.394
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.184
                                                                                           2016   2.112
                                                                                           2015   2.092
                                                                                           2014   1.918
                                                                                           2013   1.472
                                                                                           2012   1.352
                                                                                           2011   1.421
                                                                                           2010   1.256
                                                                                           2009   0.857
                                                                                           2008   1.608
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.922
                                                                                           2010   0.811
                                                                                           2009   0.628
                                                                                           2008   1.074
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.771
                                                                                           2016   1.619
                                                                                           2015   1.633
                                                                                           2014   1.470
                                                                                           2013   1.137
                                                                                           2012   1.003
                                                                                           2011   1.005
                                                                                           2010   0.893
                                                                                           2009   0.727
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.811



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.593        45,662
                                                                                           1.361       106,877
                                                                                           1.281       134,310
                                                                                           1.327       260,669
                                                                                           1.284            --
                                                                                           1.052            --
                                                                                           0.928            --
                                                                                           0.982            --
                                                                                           0.872            --
                                                                                           0.688            --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.957            --
                                                                                           1.730        19,023
                                                                                           1.647        20,366
                                                                                           1.634        21,350
                                                                                           1.505        28,908
                                                                                           1.271        29,840
                                                                                           1.152        32,263
                                                                                           1.129        35,150
                                                                                           1.049        35,219
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.150            --
                                                                                           1.839            --
                                                                                           1.744            --
                                                                                           1.734            --
                                                                                           1.596            --
                                                                                           1.215            --
                                                                                           1.096            --
                                                                                           1.163            --
                                                                                           1.058           187
                                                                                           0.816           188
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.758            --
                                                                                           0.727            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.291            --
                                                                                           1.174        25,514
                                                                                           1.033        26,616
                                                                                           1.122        27,857
                                                                                           0.998        27,857
                                                                                           0.835        51,273
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.684         2,171
                                                                                           2.184            --
                                                                                           2.112            --
                                                                                           2.092            --
                                                                                           1.918            --
                                                                                           1.472         6,455
                                                                                           1.352         7,287
                                                                                           1.421        21,443
                                                                                           1.256        23,152
                                                                                           0.857        22,577
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.998            --
                                                                                           0.922            --
                                                                                           0.811            --
                                                                                           0.628            --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.109         6,139
                                                                                           1.771        23,788
                                                                                           1.619        25,133
                                                                                           1.633        26,414
                                                                                           1.470        30,541
                                                                                           1.137        31,894
                                                                                           1.003        33,271
                                                                                           1.005        34,826
                                                                                           0.893        34,835
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.996        33,871

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.692       1.811        35,864
                                                                                    2015   1.728       1.692       102,318
                                                                                    2014   1.623       1.728       152,406
                                                                                    2013   1.392       1.623       255,581
                                                                                    2012   1.273       1.392       292,369
                                                                                    2011   1.268       1.273       322,189
                                                                                    2010   1.175       1.268       338,603
                                                                                    2009   1.011       1.175       339,258
                                                                                    2008   1.324       1.011       436,166
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.282       2.645            --
                                                                                    2016   2.031       2.282        15,194
                                                                                    2015   2.071       2.031        16,053
                                                                                    2014   1.903       2.071        16,871
                                                                                    2013   1.427       1.903        19,507
                                                                                    2012   1.246       1.427            --
                                                                                    2011   1.258       1.246            --
                                                                                    2010   1.149       1.258        15,846
                                                                                    2009   0.969       1.149        15,041
                                                                                    2008   1.462       0.969        15,555
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.395       2.723         1,839
                                                                                    2016   2.055       2.395         1,840
                                                                                    2015   2.080       2.055         1,888
                                                                                    2014   2.118       2.080         1,938
                                                                                    2013   1.698       2.118         1,782
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.613       1.829         7,924
                                                                                    2016   1.387       1.613        11,467
                                                                                    2015   1.407       1.387        12,832
                                                                                    2014   1.436       1.407        23,238
                                                                                    2013   1.153       1.436        26,088
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.870       2.451            --
                                                                                    2016   1.875       1.870            --
                                                                                    2015   1.727       1.875            --
                                                                                    2014   1.616       1.727            --
                                                                                    2013   1.186       1.616            --
                                                                                    2012   1.017       1.186         3,654
                                                                                    2011   1.050       1.017         3,775
                                                                                    2010   0.916       1.050         3,899
                                                                                    2009   0.652       0.916        16,093
                                                                                    2008   1.144       0.652         1,466
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.641       3.179         1,008
                                                                                    2016   2.412       2.641         1,614
                                                                                    2015   2.397       2.412         1,631
                                                                                    2014   2.289       2.397         1,698
                                                                                    2013   1.616       2.289         9,257
                                                                                    2012   1.420       1.616         9,372
                                                                                    2011   1.425       1.420         9,462
                                                                                    2010   1.077       1.425         9,593
                                                                                    2009   0.791       1.077        15,613
                                                                                    2008   1.206       0.791         9,714
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.176       1.180            --
                                                                                    2016   1.181       1.176            --
                                                                                    2015   1.194       1.181            --
                                                                                    2014   1.180       1.194            --
                                                                                    2013   1.209       1.180            --
                                                                                    2012   1.189       1.209            --
                                                                                    2011   1.146       1.189            --
                                                                                    2010   1.101       1.146            --
                                                                                    2009   1.073       1.101           519
                                                                                    2008   1.094       1.073        49,796
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.389       1.328            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.203       1.134            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.621       3.131         5,946

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.477       2.621         6,992
                                                                                      2015   2.512       2.477        15,944
                                                                                      2014   2.291       2.512        20,919
                                                                                      2013   1.781       2.291        40,334
                                                                                      2012   1.561       1.781        48,721
                                                                                      2011   1.635       1.561        56,705
                                                                                      2010   1.424       1.635        60,189
                                                                                      2009   1.070       1.424        61,815
                                                                                      2008   1.902       1.070        78,752
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.284       2.770            --
                                                                                      2016   2.265       2.284            --
                                                                                      2015   2.283       2.265            --
                                                                                      2014   2.100       2.283            --
                                                                                      2013   1.547       2.100            --
                                                                                      2012   1.288       1.547            --
                                                                                      2011   1.349       1.288            --
                                                                                      2010   1.164       1.349            --
                                                                                      2009   0.873       1.164            --
                                                                                      2008   1.516       0.873            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.369       3.989         3,495
                                                                                      2016   3.065       3.369         1,609
                                                                                      2015   3.172       3.065        11,012
                                                                                      2014   3.046       3.172        12,295
                                                                                      2013   2.283       3.046        15,122
                                                                                      2012   2.029       2.283        15,540
                                                                                      2011   2.317       2.029        20,061
                                                                                      2010   1.835       2.317        28,028
                                                                                      2009   1.337       1.835        36,730
                                                                                      2008   2.254       1.337        54,110
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.245       2.950            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.808       2.072        43,586
                                                                                      2016   1.718       1.808        50,428
                                                                                      2015   1.870       1.718        72,646
                                                                                      2014   2.143       1.870        82,918
                                                                                      2013   1.774       2.143       127,026
                                                                                      2012   1.528       1.774       167,384
                                                                                      2011   1.741       1.528       156,213
                                                                                      2010   1.635       1.741       241,331
                                                                                      2009   1.215       1.635       254,431
                                                                                      2008   2.074       1.215       248,667
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.480       1.499            --
                                                                                      2009   1.199       1.480            --
                                                                                      2008   1.720       1.199            --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.520       1.431            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.760       1.883            --
                                                                                      2010   1.440       1.760             1
                                                                                      2009   0.935       1.440             5
                                                                                      2008   1.699       0.935        13,760
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.643       3.019            --
                                                                                      2016   2.659       2.643            --
                                                                                      2015   2.755       2.659            --
                                                                                      2014   2.330       2.755            --
                                                                                      2013   1.605       2.330            --
                                                                                      2012   1.377       1.605            --
                                                                                      2011   1.368       1.377            --
                                                                                      2010   1.114       1.368             1
                                                                                      2009   0.843       1.114         7,793
                                                                                      2008   1.440       0.843        32,485
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.818       1.826            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.400       1.818         3,902
                                                                                 2012   1.240       1.400        18,598
                                                                                 2011   1.346       1.240        20,391
                                                                                 2010   1.175       1.346        23,302
                                                                                 2009   0.925       1.175        24,056
                                                                                 2008   1.485       0.925        26,190
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.292       2.691            --
                                                                                 2016   2.126       2.292            --
                                                                                 2015   2.130       2.126            --
                                                                                 2014   1.954       2.130            --
                                                                                 2013   1.530       1.954            --
                                                                                 2012   1.344       1.530            --
                                                                                 2011   1.334       1.344        10,981
                                                                                 2010   1.206       1.334        12,004
                                                                                 2009   1.005       1.206        12,575
                                                                                 2008   1.448       1.005        13,769
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.361       2.916            --
                                                                                 2016   2.238       2.361            --
                                                                                 2015   2.076       2.238            --
                                                                                 2014   1.854       2.076            --
                                                                                 2013   1.369       1.854            --
                                                                                 2012   1.159       1.369            --
                                                                                 2011   1.187       1.159            --
                                                                                 2010   1.101       1.187            --
                                                                                 2009   0.787       1.101            --
                                                                                 2008   1.278       0.787            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.268       2.559         4,973
                                                                                 2016   2.044       2.268            --
                                                                                 2015   2.142       2.044            --
                                                                                 2014   1.953       2.142            --
                                                                                 2013   1.502       1.953            --
                                                                                 2012   1.313       1.502            --
                                                                                 2011   1.274       1.313            --
                                                                                 2010   1.185       1.274            --
                                                                                 2009   0.969       1.185            --
                                                                                 2008   1.532       0.969            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.009       3.673         1,299
                                                                                 2016   2.896       3.009         1,943
                                                                                 2015   3.083       2.896        12,930
                                                                                 2014   3.016       3.083        13,458
                                                                                 2013   2.088       3.016        16,553
                                                                                 2012   1.781       2.088        17,039
                                                                                 2011   1.788       1.781        17,558
                                                                                 2010   1.454       1.788        19,083
                                                                                 2009   1.037       1.454        19,604
                                                                                 2008   1.781       1.037        19,853
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.893       0.869            --
                                                                                 2008   1.455       0.893        56,471
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.972       0.959            --
                                                                                 2010   0.906       0.972            --
                                                                                 2009   0.786       0.906            --
                                                                                 2008   1.015       0.786        27,805
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.148       1.185            --
                                                                                 2008   1.115       1.148       307,620
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.499       1.610            --
                                                                                 2013   1.286       1.499            --
                                                                                 2012   1.183       1.286            --
                                                                                 2011   1.204       1.183            --
                                                                                 2010   1.093       1.204            --
                                                                                 2009   0.906       1.093            --
                                                                                 2008   1.234       0.906            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.926       0.897            --
                                                                                 2008   1.469       0.926       276,809

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.787       0.806    --
                                                                2008   1.408       0.787    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.866       3.697        66,033
                                                                           2016   2.903       2.866       111,649
                                                                           2015   2.766       2.903       116,487
                                                                           2014   2.756       2.766        88,396
                                                                           2013   2.174       2.756       114,915
                                                                           2012   1.808       2.174       121,254
                                                                           2011   2.022       1.808       126,793
                                                                           2010   1.845       2.022       157,186
                                                                           2009   1.321       1.845       172,769
                                                                           2008   2.185       1.321       204,145
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.744       3.455       225,040
                                                                           2016   2.555       2.744       273,717
                                                                           2015   2.436       2.555       294,539
                                                                           2014   2.288       2.436       283,771
                                                                           2013   1.793       2.288       333,902
                                                                           2012   1.550       1.793       342,877
                                                                           2011   1.650       1.550       395,561
                                                                           2010   1.417       1.650       426,276
                                                                           2009   1.036       1.417       429,541
                                                                           2008   1.885       1.036       445,539
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.425       2.912       279,480
                                                                           2016   2.216       2.425       293,542
                                                                           2015   2.226       2.216       331,474
                                                                           2014   2.051       2.226       385,838
                                                                           2013   1.566       2.051       439,204
                                                                           2012   1.358       1.566       452,685
                                                                           2011   1.410       1.358       490,288
                                                                           2010   1.290       1.410       507,446
                                                                           2009   1.002       1.290       516,444
                                                                           2008   1.643       1.002       513,201
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.763       1.698            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.159       2.292       135,229
                                                                           2016   1.923       2.159       142,101
                                                                           2015   2.034       1.923       150,952
                                                                           2014   2.003       2.034       189,357
                                                                           2013   1.857       2.003       252,850
                                                                           2012   1.619       1.857       265,021
                                                                           2011   1.608       1.619       256,643
                                                                           2010   1.410       1.608       269,070
                                                                           2009   0.975       1.410       267,016
                                                                           2008   1.310       0.975       291,458
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.304       1.573            --
                                                                           2016   1.219       1.304            --
                                                                           2015   1.268       1.219            --
                                                                           2014   1.230       1.268            --
                                                                           2013   0.968       1.230            --
                                                                           2012   0.845       0.968            --
                                                                           2011   0.990       0.845            --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.573       1.724       174,168

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.222       1.573       200,567
                                                                                       2015   1.316       1.222       224,508
                                                                                       2014   1.319       1.316       557,492
                                                                                       2013   1.015       1.319       594,058
                                                                                       2012   0.877       1.015       618,577
                                                                                       2011   0.982       0.877       632,610
                                                                                       2010   0.835       0.982       656,664
                                                                                       2009   0.673       0.835       346,350
                                                                                       2008   0.977       0.673       347,795
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.209       2.782       165,990
                                                                                       2016   2.019       2.209       188,639
                                                                                       2015   2.388       2.019       220,797
                                                                                       2014   2.603       2.388       218,248
                                                                                       2013   2.792       2.603        65,443
                                                                                       2012   2.394       2.792        63,066
                                                                                       2011   3.001       2.394        76,518
                                                                                       2010   2.473       3.001        83,163
                                                                                       2009   1.492       2.473        80,060
                                                                                       2008   3.264       1.492        85,170
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.884       0.839            --
                                                                                       2008   1.570       0.884        45,161
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.359       2.823        16,534
                                                                                       2016   2.220       2.359        16,696
                                                                                       2015   2.166       2.220        47,416
                                                                                       2014   1.943       2.166        62,450
                                                                                       2013   1.476       1.943       107,990
                                                                                       2012   1.326       1.476       111,711
                                                                                       2011   1.348       1.326       133,937
                                                                                       2010   1.220       1.348       151,467
                                                                                       2009   1.043       1.220       151,193
                                                                                       2008   1.696       1.043       134,254
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.111       1.209       101,872
                                                                                       2016   1.119       1.111        99,269
                                                                                       2015   1.155       1.119       165,202
                                                                                       2014   1.035       1.155       183,688
                                                                                       2013   1.017       1.035       216,297
                                                                                       2012   0.821       1.017       214,654
                                                                                       2011   0.883       0.821       234,740
                                                                                       2010   0.774       0.883       239,136
                                                                                       2009   0.584       0.774       256,773
                                                                                       2008   1.018       0.584       245,856
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.560       2.663            --
                                                                                       2013   2.020       2.560       214,706
                                                                                       2012   1.677       2.020       222,456
                                                                                       2011   1.844       1.677       231,540
                                                                                       2010   1.713       1.844       241,815
                                                                                       2009   1.219       1.713        32,572
                                                                                       2008   2.137       1.219        29,436
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.843       3.312        37,929
                                                                                       2016   2.814       2.843        41,236
                                                                                       2015   2.982       2.814        51,802
                                                                                       2014   2.655       2.982       248,390
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.449       3.142        58,771
                                                                                       2016   2.302       2.449        54,602
                                                                                       2015   2.452       2.302        75,358
                                                                                       2014   2.645       2.452        85,675
                                                                                       2013   2.061       2.645        79,802
                                                                                       2012   1.622       2.061        86,269
                                                                                       2011   1.922       1.622        96,070
                                                                                       2010   1.679       1.922       122,803
                                                                                       2009   1.101       1.679       120,299
                                                                                       2008   1.893       1.101       122,551
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.434       2.819       269,207

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.115       2.434       285,226
                                                                              2015   2.292       2.115       358,504
                                                                              2014   2.137       2.292       359,674
                                                                              2013   1.609       2.137       104,453
                                                                              2012   1.384       1.609       113,050
                                                                              2011   1.431       1.384       129,315
                                                                              2010   1.270       1.431       140,257
                                                                              2009   1.020       1.270       146,058
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.376       2.929            --
                                                                              2016   2.168       2.376            --
                                                                              2015   2.241       2.168            --
                                                                              2014   2.112       2.241            --
                                                                              2013   1.531       2.112         8,855
                                                                              2012   1.317       1.531         8,855
                                                                              2011   1.354       1.317         8,855
                                                                              2010   1.091       1.354         8,855
                                                                              2009   0.828       1.091         8,855
                                                                              2008   1.375       0.828         8,855
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.241       2.279            --
                                                                              2016   1.746       2.241            --
                                                                              2015   1.918       1.746            --
                                                                              2014   1.868       1.918            --
                                                                              2013   1.429       1.868            --
                                                                              2012   1.259       1.429            --
                                                                              2011   1.428       1.259            --
                                                                              2010   1.217       1.428            --
                                                                              2009   0.961       1.217            --
                                                                              2008   1.310       0.961            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.898       0.887            --
                                                                              2008   1.224       0.898        92,628
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   2.022       2.022            --
                                                                              2016   1.965       2.022            --
                                                                              2015   2.041       1.965        31,300
                                                                              2014   1.979       2.041        50,125
                                                                              2013   1.864       1.979        88,510
                                                                              2012   1.679       1.864        93,232
                                                                              2011   1.632       1.679        93,259
                                                                              2010   1.470       1.632        89,883
                                                                              2009   1.093       1.470        96,857
                                                                              2008   1.365       1.093       138,936
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.835       2.307        59,195
                                                                              2016   1.886       1.835        76,002
                                                                              2015   1.957       1.886       141,165
                                                                              2014   2.144       1.957       148,167
                                                                              2013   1.832       2.144       222,708
                                                                              2012   1.600       1.832       241,788
                                                                              2011   1.826       1.600       282,332
                                                                              2010   1.671       1.826       283,229
                                                                              2009   1.294       1.671       291,236
                                                                              2008   2.289       1.294       351,642
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.678       1.817            --
                                                                              2012   1.620       1.678       104,126
                                                                              2011   1.740       1.620       104,576
                                                                              2010   1.439       1.740       106,259
                                                                              2009   1.069       1.439       109,538
                                                                              2008   1.695       1.069       123,239
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.050       1.136            --
                                                                              2012   1.016       1.050       401,086
                                                                              2011   1.093       1.016       442,557
                                                                              2010   0.907       1.093       705,602
                                                                              2009   0.676       0.907       708,664
                                                                              2008   1.117       0.676       773,187
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.333       1.788        68,515

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.355       1.333        89,102
                                                                          2015   1.329       1.355       172,717
                                                                          2014   1.326       1.329       194,057
                                                                          2013   1.063       1.326       291,705
                                                                          2012   0.894       1.063       308,735
                                                                          2011   0.995       0.894       308,590
                                                                          2010   0.875       0.995       314,154
                                                                          2009   0.638       0.875       350,744
                                                                          2008   1.094       0.638       349,133
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.404       1.430       161,484
                                                                          2016   1.361       1.404       147,493
                                                                          2015   1.429       1.361       227,317
                                                                          2014   1.411       1.429       233,477
                                                                          2013   1.580       1.411       201,191
                                                                          2012   1.473       1.580       168,276
                                                                          2011   1.347       1.473       182,335
                                                                          2010   1.271       1.347       198,350
                                                                          2009   1.094       1.271       222,343
                                                                          2008   1.194       1.094       233,304
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.506       1.544       550,971
                                                                          2016   1.496       1.506       610,483
                                                                          2015   1.525       1.496       775,966
                                                                          2014   1.491       1.525       805,397
                                                                          2013   1.550       1.491       985,812
                                                                          2012   1.446       1.550     1,255,619
                                                                          2011   1.428       1.446     1,493,523
                                                                          2010   1.345       1.428       470,577
                                                                          2009   1.210       1.345       518,620
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.060       2.060            --
                                                                          2016   2.050       2.060            --
                                                                          2015   2.088       2.050        15,054
                                                                          2014   1.915       2.088            --
                                                                          2013   1.466       1.915            --
                                                                          2012   1.351       1.466            --
                                                                          2011   1.443       1.351            --
                                                                          2010   1.265       1.443            --
                                                                          2009   1.041       1.265            --
                                                                          2008   1.580       1.041         6,162
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.709       1.709            --
                                                                          2016   1.669       1.709            --
                                                                          2015   1.723       1.669       161,879
                                                                          2014   1.679       1.723       104,448
                                                                          2013   1.685       1.679       114,042
                                                                          2012   1.539       1.685       108,736
                                                                          2011   1.514       1.539       112,531
                                                                          2010   1.375       1.514       118,713
                                                                          2009   1.053       1.375       188,447
                                                                          2008   1.202       1.053       116,533
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.842       1.923            --
                                                                          2012   1.674       1.842        17,565
                                                                          2011   2.076       1.674        18,734
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.566       1.797       276,204
                                                                          2016   1.377       1.566       300,596
                                                                          2015   1.455       1.377       382,901
                                                                          2014   1.309       1.455       348,699
                                                                          2013   0.997       1.309       419,690
                                                                          2012   0.862       0.997       437,276
                                                                          2011   0.915       0.862       521,650
                                                                          2010   0.797       0.915       543,344
                                                                          2009   0.686       0.797       560,177
                                                                          2008   1.097       0.686       557,303
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.345       2.694            --
                                                                          2016   2.060       2.345            --
                                                                          2015   2.175       2.060         1,907
                                                                          2014   1.998       2.175         1,911
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.436       1.542        93,636

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.267       1.436       127,923
                                                                           2015   1.418       1.267       172,412
                                                                           2014   1.318       1.418       213,196
                                                                           2013   1.031       1.318       304,711
                                                                           2012   0.916       1.031       328,300
                                                                           2011   0.970       0.916       357,512
                                                                           2010   0.787       0.970       383,287
                                                                           2009   0.634       0.787       406,623
                                                                           2008   1.056       0.634       433,837
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.336       1.365        21,327
                                                                           2016   1.320       1.336        26,443
                                                                           2015   1.338       1.320        27,179
                                                                           2014   1.273       1.338        40,216
                                                                           2013   1.308       1.273        34,439
                                                                           2012   1.239       1.308        34,891
                                                                           2011   1.185       1.239        41,994
                                                                           2010   1.115       1.185        58,853
                                                                           2009   1.038       1.115        72,969
                                                                           2008   1.096       1.038        69,083
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.738       2.283        63,627
                                                                           2016   1.769       1.738        65,780
                                                                           2015   1.697       1.769        77,171
                                                                           2014   1.588       1.697        82,369
                                                                           2013   1.206       1.588        84,844
                                                                           2012   1.075       1.206        84,562
                                                                           2011   1.203       1.075       117,817
                                                                           2010   1.023       1.203       120,001
                                                                           2009   0.814       1.023       123,634
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.919       0.910       581,694
                                                                           2016   0.934       0.919       575,642
                                                                           2015   0.951       0.934       651,702
                                                                           2014   0.970       0.951       682,303
                                                                           2013   0.988       0.970       915,161
                                                                           2012   1.007       0.988     1,028,030
                                                                           2011   1.027       1.007     1,353,079
                                                                           2010   1.046       1.027     1,614,808
                                                                           2009   1.062       1.046     2,112,368
                                                                           2008   1.052       1.062     2,195,577
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.316       1.381            --
                                                                           2016   1.284       1.316            --
                                                                           2015   1.316       1.284            --
                                                                           2014   1.284       1.316            --
                                                                           2013   1.255       1.284            --
                                                                           2012   1.171       1.255            --
                                                                           2011   1.156       1.171            --
                                                                           2010   1.071       1.156            --
                                                                           2009   0.905       1.071         9,273
                                                                           2008   1.078       0.905            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.350       1.466       111,126
                                                                           2016   1.297       1.350       121,990
                                                                           2015   1.336       1.297       178,771
                                                                           2014   1.298       1.336       309,169
                                                                           2013   1.193       1.298        15,192
                                                                           2012   1.091       1.193        75,851
                                                                           2011   1.100       1.091        82,108
                                                                           2010   1.005       1.100        66,953
                                                                           2009   0.828       1.005        66,992
                                                                           2008   1.077       0.828         8,645
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.358       1.529     1,850,023
                                                                           2016   1.292       1.358     1,920,119
                                                                           2015   1.334       1.292     2,010,427
                                                                           2014   1.294       1.334     2,022,934
                                                                           2013   1.118       1.294       678,453
                                                                           2012   1.006       1.118       695,184
                                                                           2011   1.040       1.006       714,339
                                                                           2010   0.937       1.040       735,217
                                                                           2009   0.754       0.937       405,566
                                                                           2008   1.077       0.754       405,349

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.347
                                                                                           2016   1.269
                                                                                           2015   1.316
                                                                                           2014   1.274
                                                                                           2013   1.045
                                                                                           2012   0.923
                                                                                           2011   0.978
                                                                                           2010   0.869
                                                                                           2009   0.686
                                                                                           2008   1.077
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.708
                                                                                           2016   1.627
                                                                                           2015   1.617
                                                                                           2014   1.491
                                                                                           2013   1.260
                                                                                           2012   1.143
                                                                                           2011   1.122
                                                                                           2010   1.043
                                                                                           2009   0.901
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.944
                                                                                           2016   1.846
                                                                                           2015   1.837
                                                                                           2014   1.693
                                                                                           2013   1.290
                                                                                           2012   1.165
                                                                                           2011   1.238
                                                                                           2010   1.126
                                                                                           2009   0.870
                                                                                           2008   1.412
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.760
                                                                                           2008   1.404
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.252
                                                                                           2012   1.103
                                                                                           2011   1.199
                                                                                           2010   1.068
                                                                                           2009   0.894
                                                                                           2008   1.494
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.370
                                                                                           2016   2.294
                                                                                           2015   2.275
                                                                                           2014   2.088
                                                                                           2013   1.605
                                                                                           2012   1.475
                                                                                           2011   1.552
                                                                                           2010   1.373
                                                                                           2009   0.938
                                                                                           2008   1.762
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.917
                                                                                           2010   0.808
                                                                                           2009   0.626
                                                                                           2008   1.072
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.751
                                                                                           2016   1.602
                                                                                           2015   1.618
                                                                                           2014   1.458
                                                                                           2013   1.129
                                                                                           2012   0.997
                                                                                           2011   0.999
                                                                                           2010   0.890
                                                                                           2009   0.725
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.891



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.574     1,615,094
                                                                                           1.347     1,636,714
                                                                                           1.269     1,646,410
                                                                                           1.316     1,963,365
                                                                                           1.274        24,096
                                                                                           1.045        45,918
                                                                                           0.923        45,998
                                                                                           0.978        46,086
                                                                                           0.869        46,180
                                                                                           0.686        46,279
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.930            --
                                                                                           1.708            --
                                                                                           1.627        13,158
                                                                                           1.617        13,184
                                                                                           1.491       191,056
                                                                                           1.260       205,757
                                                                                           1.143       221,587
                                                                                           1.122       240,250
                                                                                           1.043        61,631
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.272        11,598
                                                                                           1.944         8,077
                                                                                           1.846         8,068
                                                                                           1.837         8,178
                                                                                           1.693         8,305
                                                                                           1.290         8,997
                                                                                           1.165         9,267
                                                                                           1.238        10,866
                                                                                           1.126         8,553
                                                                                           0.870         3,925
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.792            --
                                                                                           0.760        76,623
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.377            --
                                                                                           1.252       126,107
                                                                                           1.103       155,023
                                                                                           1.199       163,036
                                                                                           1.068       168,997
                                                                                           0.894       203,824
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.911        11,084
                                                                                           2.370        11,385
                                                                                           2.294        13,966
                                                                                           2.275        14,286
                                                                                           2.088        19,850
                                                                                           1.605        22,546
                                                                                           1.475        23,306
                                                                                           1.552        46,805
                                                                                           1.373        54,928
                                                                                           0.938        55,250
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.993            --
                                                                                           0.917            --
                                                                                           0.808            --
                                                                                           0.626            --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.083        91,540
                                                                                           1.751        98,946
                                                                                           1.602        72,026
                                                                                           1.618        72,057
                                                                                           1.458        81,021
                                                                                           1.129       131,415
                                                                                           0.997       188,966
                                                                                           0.999       225,288
                                                                                           0.890       227,845
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2.082       244,589

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.769       1.891       279,612
                                                                                    2015   1.809       1.769       329,922
                                                                                    2014   1.700       1.809       443,650
                                                                                    2013   1.459       1.700       570,233
                                                                                    2012   1.336       1.459       573,349
                                                                                    2011   1.332       1.336       593,385
                                                                                    2010   1.236       1.332       630,367
                                                                                    2009   1.064       1.236       641,950
                                                                                    2008   1.396       1.064       738,016
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.253       2.609        70,772
                                                                                    2016   2.008       2.253        88,358
                                                                                    2015   2.049       2.008       118,835
                                                                                    2014   1.885       2.049       137,618
                                                                                    2013   1.415       1.885       166,938
                                                                                    2012   1.237       1.415        73,379
                                                                                    2011   1.250       1.237        94,515
                                                                                    2010   1.143       1.250        96,080
                                                                                    2009   0.964       1.143        95,781
                                                                                    2008   1.456       0.964       156,687
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.572       2.921        71,334
                                                                                    2016   2.208       2.572        74,658
                                                                                    2015   2.238       2.208        78,225
                                                                                    2014   2.280       2.238        82,452
                                                                                    2013   1.830       2.280       100,090
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.594       1.806       156,768
                                                                                    2016   1.372       1.594       167,525
                                                                                    2015   1.393       1.372       204,691
                                                                                    2014   1.424       1.393       217,273
                                                                                    2013   1.144       1.424       369,840
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.850       2.423        17,544
                                                                                    2016   1.857       1.850        21,760
                                                                                    2015   1.712       1.857        34,360
                                                                                    2014   1.604       1.712        27,324
                                                                                    2013   1.178       1.604        42,203
                                                                                    2012   1.012       1.178       267,091
                                                                                    2011   1.045       1.012       236,797
                                                                                    2010   0.912       1.045       409,259
                                                                                    2009   0.650       0.912       386,369
                                                                                    2008   1.142       0.650       398,832
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.606       3.133        21,481
                                                                                    2016   2.382       2.606        22,208
                                                                                    2015   2.370       2.382        35,432
                                                                                    2014   2.265       2.370        50,957
                                                                                    2013   1.601       2.265        60,388
                                                                                    2012   1.408       1.601        63,621
                                                                                    2011   1.414       1.408        67,943
                                                                                    2010   1.070       1.414       117,116
                                                                                    2009   0.787       1.070        92,216
                                                                                    2008   1.200       0.787        93,582
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.162       1.164        43,978
                                                                                    2016   1.167       1.162        80,142
                                                                                    2015   1.181       1.167       308,867
                                                                                    2014   1.169       1.181       269,756
                                                                                    2013   1.198       1.169       260,593
                                                                                    2012   1.180       1.198       259,491
                                                                                    2011   1.138       1.180       271,196
                                                                                    2010   1.094       1.138       286,755
                                                                                    2009   1.068       1.094       283,503
                                                                                    2008   1.090       1.068       290,305
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.482       1.417            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.291       1.218            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.750       3.281        60,472

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.602       2.750        63,854
                                                                                      2015   2.641       2.602        66,639
                                                                                      2014   2.411       2.641        79,972
                                                                                      2013   1.876       2.411        90,252
                                                                                      2012   1.647       1.876        94,011
                                                                                      2011   1.726       1.647        96,023
                                                                                      2010   1.505       1.726       113,857
                                                                                      2009   1.132       1.505       118,205
                                                                                      2008   2.013       1.132       115,194
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.431       2.945         4,815
                                                                                      2016   2.413       2.431         6,636
                                                                                      2015   2.434       2.413         7,275
                                                                                      2014   2.242       2.434         7,281
                                                                                      2013   1.653       2.242        17,411
                                                                                      2012   1.378       1.653        17,417
                                                                                      2011   1.444       1.378        17,424
                                                                                      2010   1.248       1.444        17,432
                                                                                      2009   0.937       1.248        18,215
                                                                                      2008   1.627       0.937        19,824
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.687       4.360       131,398
                                                                                      2016   3.357       3.687       134,612
                                                                                      2015   3.478       3.357       138,329
                                                                                      2014   3.343       3.478       160,224
                                                                                      2013   2.508       3.343       181,765
                                                                                      2012   2.231       2.508       189,537
                                                                                      2011   2.551       2.231       191,678
                                                                                      2010   2.022       2.551       200,306
                                                                                      2009   1.475       2.022       203,395
                                                                                      2008   2.489       1.475       212,450
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.586       3.259            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.957       2.241       277,277
                                                                                      2016   1.861       1.957       307,906
                                                                                      2015   2.028       1.861       309,725
                                                                                      2014   2.326       2.028       487,286
                                                                                      2013   1.928       2.326       519,935
                                                                                      2012   1.662       1.928       561,321
                                                                                      2011   1.895       1.662       743,191
                                                                                      2010   1.782       1.895       771,223
                                                                                      2009   1.325       1.782       611,549
                                                                                      2008   2.266       1.325       683,896
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.571       1.591            --
                                                                                      2009   1.274       1.571         5,292
                                                                                      2008   1.830       1.274         5,292
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.650       1.553            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.949       2.084            --
                                                                                      2010   1.597       1.949        19,441
                                                                                      2009   1.037       1.597        26,671
                                                                                      2008   1.887       1.037        37,056
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.867       3.271        13,540
                                                                                      2016   2.887       2.867        13,658
                                                                                      2015   2.994       2.887        13,500
                                                                                      2014   2.535       2.994       227,646
                                                                                      2013   1.748       2.535       204,315
                                                                                      2012   1.501       1.748       213,229
                                                                                      2011   1.493       1.501       220,847
                                                                                      2010   1.217       1.493       231,928
                                                                                      2009   0.922       1.217         8,907
                                                                                      2008   1.576       0.922         9,165
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.986       1.995            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.532       1.986        24,248
                                                                                 2012   1.358       1.532        24,566
                                                                                 2011   1.475       1.358        37,918
                                                                                 2010   1.289       1.475        24,528
                                                                                 2009   1.016       1.289        77,694
                                                                                 2008   1.633       1.016        84,840
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.456       2.881         1,459
                                                                                 2016   2.280       2.456         1,463
                                                                                 2015   2.287       2.280         1,466
                                                                                 2014   2.100       2.287         1,470
                                                                                 2013   1.646       2.100         1,473
                                                                                 2012   1.447       1.646         1,477
                                                                                 2011   1.438       1.447         1,482
                                                                                 2010   1.301       1.438         1,488
                                                                                 2009   1.086       1.301         1,494
                                                                                 2008   1.566       1.086         1,875
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.569       3.171        13,444
                                                                                 2016   2.438       2.569        13,686
                                                                                 2015   2.264       2.438        14,389
                                                                                 2014   2.024       2.264        15,251
                                                                                 2013   1.496       2.024        15,848
                                                                                 2012   1.267       1.496        17,007
                                                                                 2011   1.300       1.267        19,332
                                                                                 2010   1.206       1.300        21,613
                                                                                 2009   0.863       1.206        22,338
                                                                                 2008   1.403       0.863        23,159
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.497       2.814            --
                                                                                 2016   2.252       2.497         5,212
                                                                                 2015   2.363       2.252         5,217
                                                                                 2014   2.156       2.363         5,221
                                                                                 2013   1.660       2.156         5,226
                                                                                 2012   1.453       1.660         5,231
                                                                                 2011   1.410       1.453        21,494
                                                                                 2010   1.313       1.410        21,501
                                                                                 2009   1.075       1.313        21,509
                                                                                 2008   1.702       1.075        23,077
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.316       4.044        15,226
                                                                                 2016   3.195       3.316        18,751
                                                                                 2015   3.405       3.195        18,713
                                                                                 2014   3.334       3.405        18,855
                                                                                 2013   2.311       3.334        22,508
                                                                                 2012   1.972       2.311        23,618
                                                                                 2011   1.983       1.972        24,457
                                                                                 2010   1.614       1.983        25,443
                                                                                 2009   1.152       1.614        25,645
                                                                                 2008   1.981       1.152        25,709
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.954       0.928            --
                                                                                 2008   1.556       0.954        18,184
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.965       0.952            --
                                                                                 2010   0.900       0.965        57,769
                                                                                 2009   0.781       0.900        52,805
                                                                                 2008   1.010       0.781        50,518
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.169       1.206            --
                                                                                 2008   1.137       1.169       491,882
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.485       1.592         4,452
                                                                                 2013   1.275       1.485         4,459
                                                                                 2012   1.174       1.275         4,467
                                                                                 2011   1.196       1.174        25,974
                                                                                 2010   1.087       1.196        25,984
                                                                                 2009   0.902       1.087        25,995
                                                                                 2008   1.229       0.902        26,007
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.018       0.986            --
                                                                                 2008   1.616       1.018       146,461

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.825       0.844           --
                                                                2008   1.477       0.825        8,402





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.846       3.669        969,784
                                                                           2016   2.884       2.846      1,255,774
                                                                           2015   2.750       2.884      1,565,345
                                                                           2014   2.741       2.750      1,800,566
                                                                           2013   2.163       2.741      2,468,217
                                                                           2012   1.800       2.163      2,957,074
                                                                           2011   2.015       1.800      3,741,951
                                                                           2010   1.838       2.015      4,333,180
                                                                           2009   1.317       1.838      4,868,172
                                                                           2008   2.180       1.317      5,404,627
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.725       3.429      2,584,122
                                                                           2016   2.538       2.725      3,235,195
                                                                           2015   2.422       2.538      3,728,718
                                                                           2014   2.276       2.422      4,775,079
                                                                           2013   1.784       2.276      6,483,424
                                                                           2012   1.543       1.784      8,211,577
                                                                           2011   1.644       1.543     10,177,776
                                                                           2010   1.412       1.644     11,683,994
                                                                           2009   1.033       1.412     12,695,260
                                                                           2008   1.880       1.033     13,871,335
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.408       2.890      2,635,335
                                                                           2016   2.202       2.408      3,294,390
                                                                           2015   2.213       2.202      3,941,882
                                                                           2014   2.040       2.213      4,868,958
                                                                           2013   1.558       2.040      6,600,566
                                                                           2012   1.352       1.558      8,146,265
                                                                           2011   1.405       1.352      9,752,589
                                                                           2010   1.285       1.405     11,084,770
                                                                           2009   0.999       1.285     11,885,667
                                                                           2008   1.639       0.999     12,953,306
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.759       1.694             --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.144       2.275        620,293
                                                                           2016   1.911       2.144        796,141
                                                                           2015   2.022       1.911        978,473
                                                                           2014   1.992       2.022      1,252,768
                                                                           2013   1.848       1.992      1,700,494
                                                                           2012   1.612       1.848      2,012,608
                                                                           2011   1.602       1.612      2,263,449
                                                                           2010   1.405       1.602      2,301,334
                                                                           2009   0.972       1.405      2,493,286
                                                                           2008   1.307       0.972      2,792,118
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.297       1.564        197,909
                                                                           2016   1.214       1.297        212,536
                                                                           2015   1.263       1.214         94,796
                                                                           2014   1.225       1.263        151,336
                                                                           2013   0.965       1.225        120,019
                                                                           2012   0.843       0.965        115,333
                                                                           2011   0.988       0.843        113,037
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.565       1.714      1,827,800

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.216       1.565     2,150,087
                                                                                       2015   1.311       1.216     2,528,990
                                                                                       2014   1.314       1.311     3,337,606
                                                                                       2013   1.011       1.314     4,611,546
                                                                                       2012   0.874       1.011     6,064,245
                                                                                       2011   0.979       0.874     7,073,910
                                                                                       2010   0.833       0.979     7,864,666
                                                                                       2009   0.672       0.833     8,626,898
                                                                                       2008   0.976       0.672     9,652,340
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.194       2.761     1,184,277
                                                                                       2016   2.006       2.194     1,266,849
                                                                                       2015   2.374       2.006     1,454,803
                                                                                       2014   2.589       2.374     1,783,307
                                                                                       2013   2.779       2.589     1,561,529
                                                                                       2012   2.383       2.779     1,764,555
                                                                                       2011   2.989       2.383     1,934,825
                                                                                       2010   2.465       2.989     2,128,239
                                                                                       2009   1.488       2.465     2,137,808
                                                                                       2008   3.255       1.488     2,192,390
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.837            --
                                                                                       2008   1.567       0.881       750,142
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.343       2.802       203,846
                                                                                       2016   2.206       2.343       276,927
                                                                                       2015   2.154       2.206       317,138
                                                                                       2014   1.933       2.154       466,695
                                                                                       2013   1.469       1.933       665,022
                                                                                       2012   1.320       1.469       790,953
                                                                                       2011   1.343       1.320       801,088
                                                                                       2010   1.216       1.343       809,627
                                                                                       2009   1.040       1.216       822,977
                                                                                       2008   1.692       1.040       860,409
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.105       1.202       966,158
                                                                                       2016   1.114       1.105     1,117,450
                                                                                       2015   1.150       1.114     1,291,680
                                                                                       2014   1.031       1.150     1,622,589
                                                                                       2013   1.013       1.031     2,181,775
                                                                                       2012   0.818       1.013     2,689,141
                                                                                       2011   0.881       0.818     3,352,561
                                                                                       2010   0.772       0.881     3,721,255
                                                                                       2009   0.583       0.772     4,058,050
                                                                                       2008   1.017       0.583     4,287,210
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.546       2.648            --
                                                                                       2013   2.011       2.546     1,246,052
                                                                                       2012   1.669       2.011     1,688,722
                                                                                       2011   1.837       1.669     1,651,974
                                                                                       2010   1.707       1.837     1,945,858
                                                                                       2009   1.216       1.707     1,994,993
                                                                                       2008   2.132       1.216     2,051,575
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.824       3.287       473,132
                                                                                       2016   2.796       2.824       551,549
                                                                                       2015   2.964       2.796       724,475
                                                                                       2014   2.640       2.964       959,414
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.432       3.119       269,032
                                                                                       2016   2.287       2.432       309,482
                                                                                       2015   2.437       2.287       407,449
                                                                                       2014   2.630       2.437       515,139
                                                                                       2013   2.051       2.630       838,165
                                                                                       2012   1.615       2.051       964,103
                                                                                       2011   1.915       1.615     1,119,973
                                                                                       2010   1.673       1.915     1,191,392
                                                                                       2009   1.098       1.673     1,323,386
                                                                                       2008   1.888       1.098     1,306,134
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.417       2.798       774,674

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.101       2.417       969,272
                                                                              2015   2.279       2.101     1,321,545
                                                                              2014   2.126       2.279     1,547,788
                                                                              2013   1.601       2.126     1,310,446
                                                                              2012   1.378       1.601     1,698,635
                                                                              2011   1.426       1.378     2,007,747
                                                                              2010   1.265       1.426     2,571,101
                                                                              2009   1.016       1.265     2,985,743
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.363       2.911        60,669
                                                                              2016   2.156       2.363        78,087
                                                                              2015   2.231       2.156       100,877
                                                                              2014   2.103       2.231       105,403
                                                                              2013   1.525       2.103       158,613
                                                                              2012   1.313       1.525       133,066
                                                                              2011   1.350       1.313       131,791
                                                                              2010   1.088       1.350       184,553
                                                                              2009   0.827       1.088       205,475
                                                                              2008   1.373       0.827       198,255
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.228       2.265        62,286
                                                                              2016   1.736       2.228        57,171
                                                                              2015   1.909       1.736        53,557
                                                                              2014   1.860       1.909        61,036
                                                                              2013   1.423       1.860        62,305
                                                                              2012   1.255       1.423       102,566
                                                                              2011   1.424       1.255       115,725
                                                                              2010   1.215       1.424       111,692
                                                                              2009   0.959       1.215       118,004
                                                                              2008   1.308       0.959       100,792
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.896       0.885            --
                                                                              2008   1.221       0.896     1,116,444
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   2.009       2.009            --
                                                                              2016   1.952       2.009            --
                                                                              2015   2.029       1.952       651,576
                                                                              2014   1.968       2.029       806,053
                                                                              2013   1.855       1.968       954,603
                                                                              2012   1.672       1.855     1,087,899
                                                                              2011   1.626       1.672     1,228,226
                                                                              2010   1.465       1.626     1,336,244
                                                                              2009   1.089       1.465     1,336,400
                                                                              2008   1.361       1.089     1,641,058
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.822       2.290       505,626
                                                                              2016   1.874       1.822       565,476
                                                                              2015   1.946       1.874       624,864
                                                                              2014   2.132       1.946       878,317
                                                                              2013   1.823       2.132     1,172,017
                                                                              2012   1.593       1.823     1,453,642
                                                                              2011   1.819       1.593     1,712,926
                                                                              2010   1.665       1.819     1,992,980
                                                                              2009   1.291       1.665     2,268,150
                                                                              2008   2.283       1.291     2,530,223
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.670       1.808            --
                                                                              2012   1.613       1.670     1,041,086
                                                                              2011   1.734       1.613     1,181,823
                                                                              2010   1.434       1.734     1,292,739
                                                                              2009   1.066       1.434     1,403,577
                                                                              2008   1.690       1.066     1,494,855
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.046       1.132            --
                                                                              2012   1.013       1.046     1,510,570
                                                                              2011   1.090       1.013     1,694,566
                                                                              2010   0.905       1.090     1,901,482
                                                                              2009   0.675       0.905     1,947,311
                                                                              2008   1.115       0.675     2,449,277
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.326       1.778     1,674,245

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.349       1.326      2,122,718
                                                                          2015   1.323       1.349      2,495,145
                                                                          2014   1.321       1.323      2,947,170
                                                                          2013   1.060       1.321      4,292,402
                                                                          2012   0.892       1.060      5,226,407
                                                                          2011   0.993       0.892      5,952,665
                                                                          2010   0.873       0.993      6,394,906
                                                                          2009   0.637       0.873      6,714,614
                                                                          2008   1.093       0.637      7,461,465
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.395       1.420      1,709,837
                                                                          2016   1.352       1.395      1,746,765
                                                                          2015   1.420       1.352      1,915,069
                                                                          2014   1.403       1.420      2,482,014
                                                                          2013   1.572       1.403      3,054,276
                                                                          2012   1.467       1.572      4,793,206
                                                                          2011   1.341       1.467      4,782,360
                                                                          2010   1.266       1.341      4,798,257
                                                                          2009   1.091       1.266      4,310,783
                                                                          2008   1.191       1.091      5,162,948
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.496       1.533      3,192,394
                                                                          2016   1.486       1.496      3,697,500
                                                                          2015   1.516       1.486      4,559,927
                                                                          2014   1.483       1.516      5,625,263
                                                                          2013   1.542       1.483      7,745,514
                                                                          2012   1.439       1.542      9,914,970
                                                                          2011   1.422       1.439     11,964,581
                                                                          2010   1.341       1.422      9,282,171
                                                                          2009   1.206       1.341      8,663,471
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.047       2.047             --
                                                                          2016   2.037       2.047             --
                                                                          2015   2.076       2.037        103,383
                                                                          2014   1.904       2.076         83,176
                                                                          2013   1.459       1.904        125,173
                                                                          2012   1.345       1.459        169,036
                                                                          2011   1.437       1.345        181,465
                                                                          2010   1.261       1.437        187,047
                                                                          2009   1.038       1.261        211,738
                                                                          2008   1.576       1.038        233,163
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.699       1.699             --
                                                                          2016   1.659       1.699             --
                                                                          2015   1.714       1.659      1,066,763
                                                                          2014   1.671       1.714      1,442,882
                                                                          2013   1.678       1.671      2,104,580
                                                                          2012   1.533       1.678      2,529,968
                                                                          2011   1.509       1.533      2,628,159
                                                                          2010   1.371       1.509      2,816,857
                                                                          2009   1.051       1.371      2,476,661
                                                                          2008   1.200       1.051      2,901,707
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.833       1.913             --
                                                                          2012   1.667       1.833        409,444
                                                                          2011   2.067       1.667        364,164
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.558       1.787      2,052,806
                                                                          2016   1.370       1.558      2,440,164
                                                                          2015   1.449       1.370      2,791,780
                                                                          2014   1.304       1.449      3,447,291
                                                                          2013   0.994       1.304      5,036,160
                                                                          2012   0.859       0.994      6,185,928
                                                                          2011   0.913       0.859      6,692,749
                                                                          2010   0.795       0.913      7,589,083
                                                                          2009   0.685       0.795      8,557,665
                                                                          2008   1.096       0.685      9,498,604
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.329       2.674        341,183
                                                                          2016   2.046       2.329        397,974
                                                                          2015   2.162       2.046        446,811
                                                                          2014   1.986       2.162        521,291
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.428       1.533      1,076,909

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.261       1.428      1,283,629
                                                                           2015   1.412       1.261      1,460,634
                                                                           2014   1.313       1.412      1,889,917
                                                                           2013   1.028       1.313      2,585,961
                                                                           2012   0.914       1.028      3,302,839
                                                                           2011   0.968       0.914      3,861,919
                                                                           2010   0.786       0.968      4,328,558
                                                                           2009   0.633       0.786      4,594,889
                                                                           2008   1.055       0.633      5,205,051
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.327       1.355      1,371,782
                                                                           2016   1.312       1.327      1,055,598
                                                                           2015   1.330       1.312      1,203,027
                                                                           2014   1.266       1.330      1,519,129
                                                                           2013   1.301       1.266      1,763,890
                                                                           2012   1.234       1.301      2,572,351
                                                                           2011   1.181       1.234      2,600,735
                                                                           2010   1.111       1.181      2,862,290
                                                                           2009   1.035       1.111      3,142,016
                                                                           2008   1.093       1.035      3,449,828
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.726       2.266        641,534
                                                                           2016   1.758       1.726        728,313
                                                                           2015   1.687       1.758        810,726
                                                                           2014   1.579       1.687      1,059,229
                                                                           2013   1.200       1.579      1,560,530
                                                                           2012   1.070       1.200      1,758,336
                                                                           2011   1.198       1.070      1,932,327
                                                                           2010   1.020       1.198      1,994,565
                                                                           2009   0.811       1.020      2,239,166
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.913       0.903      3,068,697
                                                                           2016   0.928       0.913      4,434,629
                                                                           2015   0.946       0.928      4,522,833
                                                                           2014   0.964       0.946      5,646,164
                                                                           2013   0.983       0.964      8,587,314
                                                                           2012   1.003       0.983     10,420,766
                                                                           2011   1.023       1.003     11,956,896
                                                                           2010   1.043       1.023     13,426,853
                                                                           2009   1.059       1.043     14,243,930
                                                                           2008   1.050       1.059     18,801,252
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.309       1.373        524,245
                                                                           2016   1.277       1.309        745,124
                                                                           2015   1.310       1.277        929,499
                                                                           2014   1.279       1.310      1,149,649
                                                                           2013   1.250       1.279      2,596,175
                                                                           2012   1.168       1.250      3,528,893
                                                                           2011   1.153       1.168      3,117,558
                                                                           2010   1.069       1.153      2,746,854
                                                                           2009   0.904       1.069      2,206,200
                                                                           2008   1.077       0.904      1,040,428
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.343       1.457      1,892,015
                                                                           2016   1.291       1.343      2,374,621
                                                                           2015   1.331       1.291      2,398,164
                                                                           2014   1.293       1.331      4,085,244
                                                                           2013   1.189       1.293      2,247,151
                                                                           2012   1.088       1.189      1,917,682
                                                                           2011   1.097       1.088      1,929,294
                                                                           2010   1.003       1.097      1,408,260
                                                                           2009   0.827       1.003      1,291,130
                                                                           2008   1.076       0.827      1,629,351
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.351       1.520      2,452,471
                                                                           2016   1.286       1.351      2,486,570
                                                                           2015   1.328       1.286      3,612,003
                                                                           2014   1.289       1.328      5,977,551
                                                                           2013   1.114       1.289      2,732,290
                                                                           2012   1.004       1.114      3,023,101
                                                                           2011   1.038       1.004      2,777,599
                                                                           2010   0.935       1.038      2,863,275
                                                                           2009   0.753       0.935      3,019,694
                                                                           2008   1.076       0.753      2,317,839

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.339
                                                                                           2016   1.263
                                                                                           2015   1.310
                                                                                           2014   1.270
                                                                                           2013   1.041
                                                                                           2012   0.920
                                                                                           2011   0.975
                                                                                           2010   0.867
                                                                                           2009   0.685
                                                                                           2008   1.076
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.698
                                                                                           2016   1.618
                                                                                           2015   1.608
                                                                                           2014   1.483
                                                                                           2013   1.254
                                                                                           2012   1.138
                                                                                           2011   1.118
                                                                                           2010   1.040
                                                                                           2009   0.898
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.931
                                                                                           2016   1.834
                                                                                           2015   1.827
                                                                                           2014   1.684
                                                                                           2013   1.284
                                                                                           2012   1.160
                                                                                           2011   1.233
                                                                                           2010   1.122
                                                                                           2009   0.867
                                                                                           2008   1.408
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.758
                                                                                           2008   1.401
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.246
                                                                                           2012   1.098
                                                                                           2011   1.195
                                                                                           2010   1.064
                                                                                           2009   0.892
                                                                                           2008   1.491
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.354
                                                                                           2016   2.280
                                                                                           2015   2.262
                                                                                           2014   2.077
                                                                                           2013   1.597
                                                                                           2012   1.468
                                                                                           2011   1.546
                                                                                           2010   1.369
                                                                                           2009   0.935
                                                                                           2008   1.758
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.915
                                                                                           2010   0.807
                                                                                           2009   0.626
                                                                                           2008   1.071
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.741
                                                                                           2016   1.594
                                                                                           2015   1.611
                                                                                           2014   1.452
                                                                                           2013   1.124
                                                                                           2012   0.993
                                                                                           2011   0.997
                                                                                           2010   0.888
                                                                                           2009   0.723
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.878



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.565      1,078,730
                                                                                           1.339      1,556,661
                                                                                           1.263      1,871,870
                                                                                           1.310      3,734,612
                                                                                           1.270      1,903,410
                                                                                           1.041      1,994,465
                                                                                           0.920      2,263,678
                                                                                           0.975      2,539,708
                                                                                           0.867      2,380,036
                                                                                           0.685      2,173,056
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.917        532,609
                                                                                           1.698        543,799
                                                                                           1.618        937,987
                                                                                           1.608        732,988
                                                                                           1.483        785,986
                                                                                           1.254        785,314
                                                                                           1.138        851,952
                                                                                           1.118        828,208
                                                                                           1.040      1,057,532
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.255        344,253
                                                                                           1.931        482,705
                                                                                           1.834        395,165
                                                                                           1.827        556,334
                                                                                           1.684        900,441
                                                                                           1.284        984,125
                                                                                           1.160        957,855
                                                                                           1.233      1,089,556
                                                                                           1.122        976,100
                                                                                           0.867      1,135,699
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.790             --
                                                                                           0.758      1,549,305
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.370             --
                                                                                           1.246      2,346,964
                                                                                           1.098      2,485,766
                                                                                           1.195      2,707,015
                                                                                           1.064      2,932,088
                                                                                           0.892      3,210,429
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.889        253,523
                                                                                           2.354        370,059
                                                                                           2.280        525,180
                                                                                           2.262        599,098
                                                                                           2.077        709,943
                                                                                           1.597        902,838
                                                                                           1.468      1,145,328
                                                                                           1.546      1,306,197
                                                                                           1.369      1,479,373
                                                                                           0.935      1,534,941
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.991             --
                                                                                           0.915        428,406
                                                                                           0.807        410,604
                                                                                           0.626        141,029
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.070      5,003,847
                                                                                           1.741      5,373,821
                                                                                           1.594      5,356,419
                                                                                           1.611      5,359,020
                                                                                           1.452      5,548,268
                                                                                           1.124      7,590,499
                                                                                           0.993      8,811,419
                                                                                           0.997     11,368,994
                                                                                           0.888     11,081,194
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2.067      2,642,178

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.757       1.878      3,090,014
                                                                                    2015   1.798       1.757      3,848,127
                                                                                    2014   1.691       1.798      4,864,847
                                                                                    2013   1.452       1.691      6,428,388
                                                                                    2012   1.330       1.452      7,591,184
                                                                                    2011   1.327       1.330      9,663,822
                                                                                    2010   1.231       1.327     10,654,668
                                                                                    2009   1.061       1.231     12,558,844
                                                                                    2008   1.392       1.061     13,733,676
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.239       2.591      1,033,015
                                                                                    2016   1.996       2.239      1,226,725
                                                                                    2015   2.038       1.996      1,352,618
                                                                                    2014   1.876       2.038      1,755,749
                                                                                    2013   1.409       1.876      2,575,333
                                                                                    2012   1.232       1.409      1,154,365
                                                                                    2011   1.245       1.232      1,394,353
                                                                                    2010   1.140       1.245      1,558,801
                                                                                    2009   0.962       1.140      1,859,578
                                                                                    2008   1.454       0.962      1,969,767
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.554       2.899        312,052
                                                                                    2016   2.194       2.554        414,029
                                                                                    2015   2.224       2.194        474,770
                                                                                    2014   2.268       2.224        621,492
                                                                                    2013   1.820       2.268        746,342
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.585       1.795        478,751
                                                                                    2016   1.365       1.585        530,610
                                                                                    2015   1.386       1.365        657,025
                                                                                    2014   1.418       1.386        976,752
                                                                                    2013   1.140       1.418      1,172,123
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.840       2.408        593,508
                                                                                    2016   1.848       1.840        638,703
                                                                                    2015   1.705       1.848        743,154
                                                                                    2014   1.597       1.705        869,612
                                                                                    2013   1.174       1.597      1,267,749
                                                                                    2012   1.009       1.174      1,506,919
                                                                                    2011   1.042       1.009      1,607,728
                                                                                    2010   0.911       1.042      1,774,209
                                                                                    2009   0.649       0.911      1,949,472
                                                                                    2008   1.141       0.649      2,452,097
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.588       3.110        965,386
                                                                                    2016   2.367       2.588      1,095,432
                                                                                    2015   2.356       2.367      1,279,537
                                                                                    2014   2.253       2.356      1,536,770
                                                                                    2013   1.593       2.253      1,907,478
                                                                                    2012   1.402       1.593      2,549,722
                                                                                    2011   1.409       1.402      3,177,786
                                                                                    2010   1.067       1.409      3,709,066
                                                                                    2009   0.785       1.067      3,628,350
                                                                                    2008   1.197       0.785      3,817,198
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.154       1.156      2,132,786
                                                                                    2016   1.160       1.154      3,014,856
                                                                                    2015   1.175       1.160      2,507,326
                                                                                    2014   1.163       1.175      2,902,104
                                                                                    2013   1.193       1.163      3,227,288
                                                                                    2012   1.175       1.193      4,046,871
                                                                                    2011   1.134       1.175      2,028,562
                                                                                    2010   1.091       1.134      2,059,467
                                                                                    2009   1.065       1.091      1,941,627
                                                                                    2008   1.088       1.065      2,583,722
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.478       1.413             --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.288       1.215             --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.731       3.257      1,690,908

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.585       2.731     1,925,955
                                                                                      2015   2.625       2.585     2,304,192
                                                                                      2014   2.398       2.625     2,870,748
                                                                                      2013   1.867       2.398     3,619,817
                                                                                      2012   1.639       1.867     4,499,662
                                                                                      2011   1.719       1.639     4,989,150
                                                                                      2010   1.499       1.719     5,014,550
                                                                                      2009   1.129       1.499     5,523,778
                                                                                      2008   2.008       1.129     5,825,507
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.414       2.924        34,940
                                                                                      2016   2.398       2.414       103,960
                                                                                      2015   2.420       2.398       106,624
                                                                                      2014   2.230       2.420       124,480
                                                                                      2013   1.645       2.230       128,911
                                                                                      2012   1.372       1.645       145,068
                                                                                      2011   1.439       1.372       217,054
                                                                                      2010   1.243       1.439       226,393
                                                                                      2009   0.934       1.243       288,727
                                                                                      2008   1.623       0.934       332,581
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.661       4.328     1,630,995
                                                                                      2016   3.336       3.661     1,806,463
                                                                                      2015   3.458       3.336     1,956,774
                                                                                      2014   3.325       3.458     2,331,665
                                                                                      2013   2.495       3.325     3,068,510
                                                                                      2012   2.221       2.495     3,454,654
                                                                                      2011   2.541       2.221     3,847,556
                                                                                      2010   2.015       2.541     4,088,893
                                                                                      2009   1.470       2.015     4,232,935
                                                                                      2008   2.483       1.470     4,728,413
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.577       3.251            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.943       2.224       507,795
                                                                                      2016   1.849       1.943       589,479
                                                                                      2015   2.016       1.849       696,679
                                                                                      2014   2.314       2.016       902,360
                                                                                      2013   1.918       2.314     1,334,077
                                                                                      2012   1.655       1.918     1,686,139
                                                                                      2011   1.888       1.655     1,916,960
                                                                                      2010   1.776       1.888     2,137,164
                                                                                      2009   1.321       1.776     2,311,954
                                                                                      2008   2.260       1.321     2,701,843
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.566       1.586            --
                                                                                      2009   1.271       1.566       169,163
                                                                                      2008   1.826       1.271       189,123
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.646       1.549            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.941       2.076            --
                                                                                      2010   1.591       1.941       394,001
                                                                                      2009   1.034       1.591       433,865
                                                                                      2008   1.882       1.034       449,483
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.847       3.247       307,205
                                                                                      2016   2.868       2.847       376,683
                                                                                      2015   2.977       2.868       446,327
                                                                                      2014   2.521       2.977       713,224
                                                                                      2013   1.739       2.521     1,065,612
                                                                                      2012   1.494       1.739     1,300,527
                                                                                      2011   1.487       1.494     1,538,411
                                                                                      2010   1.213       1.487     1,640,305
                                                                                      2009   0.919       1.213     1,809,729
                                                                                      2008   1.573       0.919     1,977,925
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.976       1.984            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT      NUMBER OF
                                                                                           VALUE      VALUE       UNITS
                                                                                             AT        AT      OUTSTANDING
                                                                                         BEGINNING   END OF         AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR     END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ---------------
                                                                                 2013   1.524       1.976        673,522
                                                                                 2012   1.352       1.524        901,294
                                                                                 2011   1.470       1.352       1,190,370
                                                                                 2010   1.285       1.470       1,288,932
                                                                                 2009   1.013       1.285       1,386,700
                                                                                 2008   1.629       1.013       1,575,642
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.439       2.859        217,484
                                                                                 2016   2.265       2.439        251,581
                                                                                 2015   2.274       2.265        283,872
                                                                                 2014   2.089       2.274        304,062
                                                                                 2013   1.638       2.089        340,267
                                                                                 2012   1.441       1.638        392,276
                                                                                 2011   1.432       1.441        444,641
                                                                                 2010   1.297       1.432        560,985
                                                                                 2009   1.083       1.297        590,811
                                                                                 2008   1.562       1.083        643,680
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.552       3.147        342,595
                                                                                 2016   2.423       2.552        425,922
                                                                                 2015   2.250       2.423        615,962
                                                                                 2014   2.013       2.250        680,079
                                                                                 2013   1.489       2.013        832,178
                                                                                 2012   1.262       1.489       1,059,401
                                                                                 2011   1.295       1.262        992,349
                                                                                 2010   1.202       1.295       1,017,034
                                                                                 2009   0.861       1.202       1,091,310
                                                                                 2008   1.400       0.861       1,196,640
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.480       2.793        176,126
                                                                                 2016   2.238       2.480        218,823
                                                                                 2015   2.349       2.238        290,963
                                                                                 2014   2.145       2.349        332,886
                                                                                 2013   1.652       2.145        424,617
                                                                                 2012   1.446       1.652        501,156
                                                                                 2011   1.405       1.446        600,032
                                                                                 2010   1.309       1.405        625,364
                                                                                 2009   1.072       1.309        973,978
                                                                                 2008   1.698       1.072       1,117,359
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.294       4.014        259,720
                                                                                 2016   3.174       3.294        371,540
                                                                                 2015   3.385       3.174        484,531
                                                                                 2014   3.316       3.385        613,051
                                                                                 2013   2.300       3.316        821,824
                                                                                 2012   1.964       2.300        917,913
                                                                                 2011   1.975       1.964       1,076,192
                                                                                 2010   1.609       1.975       1,226,161
                                                                                 2009   1.149       1.609       1,376,679
                                                                                 2008   1.976       1.149       1,489,595
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.951       0.925             --
                                                                                 2008   1.552       0.951       5,355,007
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.961       0.949             --
                                                                                 2010   0.897       0.961        873,546
                                                                                 2009   0.779       0.897        919,204
                                                                                 2008   1.008       0.779       1,272,283
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.165       1.203             --
                                                                                 2008   1.134       1.165       8,691,827
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.478       1.584        251,640
                                                                                 2013   1.269       1.478        359,930
                                                                                 2012   1.169       1.269        365,795
                                                                                 2011   1.192       1.169        389,416
                                                                                 2010   1.084       1.192        405,661
                                                                                 2009   0.900       1.084        417,379
                                                                                 2008   1.227       0.900        397,974
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.015       0.983               (4)
                                                                                 2008   1.612       1.015       3,284,045

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.822       0.842           --
                                                                2008   1.473       0.822       91,812





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.593       3.342           --
                                                                           2016   2.629       2.593           --
                                                                           2015   2.509       2.629           --
                                                                           2014   2.501       2.509           --
                                                                           2013   1.975       2.501           --
                                                                           2012   1.645       1.975           --
                                                                           2011   1.841       1.645           --
                                                                           2010   1.681       1.841           --
                                                                           2009   1.205       1.681           --
                                                                           2008   1.996       1.205           --
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.487       3.127           --
                                                                           2016   2.317       2.487           --
                                                                           2015   2.212       2.317           --
                                                                           2014   2.080       2.212           --
                                                                           2013   1.631       2.080           --
                                                                           2012   1.412       1.631           --
                                                                           2011   1.504       1.412           --
                                                                           2010   1.293       1.504           --
                                                                           2009   0.946       1.293           --
                                                                           2008   1.723       0.946           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.197       2.635           --
                                                                           2016   2.010       2.197           --
                                                                           2015   2.021       2.010           --
                                                                           2014   1.863       2.021       99,739
                                                                           2013   1.424       1.863       99,739
                                                                           2012   1.237       1.424       99,739
                                                                           2011   1.285       1.237       99,739
                                                                           2010   1.177       1.285       99,739
                                                                           2009   0.915       1.177       99,739
                                                                           2008   1.502       0.915       99,739
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.613       1.553           --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.062       2.186           --
                                                                           2016   1.839       2.062           --
                                                                           2015   1.947       1.839           --
                                                                           2014   1.918       1.947           --
                                                                           2013   1.781       1.918           --
                                                                           2012   1.554       1.781           --
                                                                           2011   1.545       1.554           --
                                                                           2010   1.356       1.545           --
                                                                           2009   0.939       1.356           --
                                                                           2008   1.262       0.939           --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.290       1.555           --
                                                                           2016   1.208       1.290           --
                                                                           2015   1.257       1.208           --
                                                                           2014   1.221       1.257           --
                                                                           2013   0.961       1.221           --
                                                                           2012   0.840       0.961           --
                                                                           2011   0.985       0.840           --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.557       1.704           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.210       1.557    --
                                                                                       2015   1.305       1.210    --
                                                                                       2014   1.309       1.305    --
                                                                                       2013   1.008       1.309    --
                                                                                       2012   0.872       1.008    --
                                                                                       2011   0.977       0.872    --
                                                                                       2010   0.831       0.977    --
                                                                                       2009   0.671       0.831    --
                                                                                       2008   0.975       0.671    --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   1.963       2.470    --
                                                                                       2016   1.796       1.963    --
                                                                                       2015   2.127       1.796    --
                                                                                       2014   2.321       2.127    --
                                                                                       2013   2.492       2.321    --
                                                                                       2012   2.138       2.492    --
                                                                                       2011   2.683       2.138    --
                                                                                       2010   2.214       2.683    --
                                                                                       2009   1.337       2.214    --
                                                                                       2008   2.926       1.337    --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.829       0.787    --
                                                                                       2008   1.475       0.829    --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.182       2.608    --
                                                                                       2016   2.055       2.182    --
                                                                                       2015   2.008       2.055    --
                                                                                       2014   1.803       2.008    --
                                                                                       2013   1.371       1.803    --
                                                                                       2012   1.232       1.371    --
                                                                                       2011   1.254       1.232    --
                                                                                       2010   1.137       1.254    --
                                                                                       2009   0.973       1.137    --
                                                                                       2008   1.583       0.973    --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.099       1.195    --
                                                                                       2016   1.108       1.099    --
                                                                                       2015   1.145       1.108    --
                                                                                       2014   1.027       1.145    --
                                                                                       2013   1.010       1.027    --
                                                                                       2012   0.816       1.010    --
                                                                                       2011   0.879       0.816    --
                                                                                       2010   0.771       0.879    --
                                                                                       2009   0.582       0.771    --
                                                                                       2008   1.016       0.582    --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.371       2.466    --
                                                                                       2013   1.873       2.371    --
                                                                                       2012   1.556       1.873    --
                                                                                       2011   1.713       1.556    --
                                                                                       2010   1.593       1.713    --
                                                                                       2009   1.135       1.593    --
                                                                                       2008   1.991       1.135    --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.625       3.055    --
                                                                                       2016   2.601       2.625    --
                                                                                       2015   2.759       2.601    --
                                                                                       2014   2.458       2.759    --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.235       2.865    --
                                                                                       2016   2.103       2.235    --
                                                                                       2015   2.242       2.103    --
                                                                                       2014   2.421       2.242    --
                                                                                       2013   1.888       2.421    --
                                                                                       2012   1.488       1.888    --
                                                                                       2011   1.765       1.488    --
                                                                                       2010   1.543       1.765    --
                                                                                       2009   1.013       1.543    --
                                                                                       2008   1.743       1.013    --
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.173       2.514    --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.890       2.173           --
                                                                              2015   2.051       1.890           --
                                                                              2014   1.914       2.051       96,889
                                                                              2013   1.442       1.914       96,889
                                                                              2012   1.241       1.442       96,889
                                                                              2011   1.285       1.241       96,889
                                                                              2010   1.141       1.285       96,889
                                                                              2009   0.917       1.141       96,889
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.349       2.892           --
                                                                              2016   2.145       2.349           --
                                                                              2015   2.220       2.145           --
                                                                              2014   2.094       2.220           --
                                                                              2013   1.520       2.094           --
                                                                              2012   1.308       1.520           --
                                                                              2011   1.346       1.308           --
                                                                              2010   1.086       1.346           --
                                                                              2009   0.825       1.086           --
                                                                              2008   1.372       0.825           --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.215       2.250           --
                                                                              2016   1.727       2.215           --
                                                                              2015   1.900       1.727           --
                                                                              2014   1.852       1.900           --
                                                                              2013   1.418       1.852           --
                                                                              2012   1.251       1.418           --
                                                                              2011   1.420       1.251           --
                                                                              2010   1.212       1.420           --
                                                                              2009   0.958       1.212           --
                                                                              2008   1.307       0.958           --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.894       0.883           --
                                                                              2008   1.219       0.894           --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.900       1.900           --
                                                                              2016   1.847       1.900           --
                                                                              2015   1.920       1.847           --
                                                                              2014   1.864       1.920           --
                                                                              2013   1.758       1.864           --
                                                                              2012   1.584       1.758           --
                                                                              2011   1.542       1.584           --
                                                                              2010   1.390       1.542           --
                                                                              2009   1.034       1.390           --
                                                                              2008   1.293       1.034           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.658       2.083           --
                                                                              2016   1.707       1.658           --
                                                                              2015   1.773       1.707           --
                                                                              2014   1.944       1.773           --
                                                                              2013   1.663       1.944           --
                                                                              2012   1.454       1.663           --
                                                                              2011   1.661       1.454           --
                                                                              2010   1.521       1.661           --
                                                                              2009   1.179       1.521           --
                                                                              2008   2.088       1.179           --
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.528       1.654           --
                                                                              2012   1.476       1.528           --
                                                                              2011   1.587       1.476           --
                                                                              2010   1.314       1.587           --
                                                                              2009   0.977       1.314           --
                                                                              2008   1.550       0.977           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.042       1.127           --
                                                                              2012   1.010       1.042           --
                                                                              2011   1.087       1.010           --
                                                                              2010   0.903       1.087           --
                                                                              2009   0.674       0.903           --
                                                                              2008   1.114       0.674           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.319       1.768           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.342       1.319    --
                                                                          2015   1.318       1.342    --
                                                                          2014   1.316       1.318    --
                                                                          2013   1.056       1.316    --
                                                                          2012   0.889       1.056    --
                                                                          2011   0.991       0.889    --
                                                                          2010   0.872       0.991    --
                                                                          2009   0.636       0.872    --
                                                                          2008   1.092       0.636    --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.318       1.342    --
                                                                          2016   1.279       1.318    --
                                                                          2015   1.344       1.279    --
                                                                          2014   1.329       1.344    --
                                                                          2013   1.489       1.329    --
                                                                          2012   1.390       1.489    --
                                                                          2011   1.272       1.390    --
                                                                          2010   1.202       1.272    --
                                                                          2009   1.036       1.202    --
                                                                          2008   1.131       1.036    --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.451       1.487    --
                                                                          2016   1.443       1.451    --
                                                                          2015   1.472       1.443    --
                                                                          2014   1.441       1.472    --
                                                                          2013   1.499       1.441    --
                                                                          2012   1.400       1.499    --
                                                                          2011   1.384       1.400    --
                                                                          2010   1.306       1.384    --
                                                                          2009   1.175       1.306    --
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.929       1.929    --
                                                                          2016   1.920       1.929    --
                                                                          2015   1.957       1.920    --
                                                                          2014   1.797       1.957    --
                                                                          2013   1.377       1.797    --
                                                                          2012   1.271       1.377    --
                                                                          2011   1.358       1.271    --
                                                                          2010   1.192       1.358    --
                                                                          2009   0.982       1.192    --
                                                                          2008   1.491       0.982    --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.689       1.689    --
                                                                          2016   1.649       1.689    --
                                                                          2015   1.705       1.649    --
                                                                          2014   1.663       1.705    --
                                                                          2013   1.671       1.663    --
                                                                          2012   1.527       1.671    --
                                                                          2011   1.504       1.527    --
                                                                          2010   1.367       1.504    --
                                                                          2009   1.048       1.367    --
                                                                          2008   1.198       1.048    --
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.635       1.706    --
                                                                          2012   1.488       1.635    --
                                                                          2011   1.846       1.488    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.550       1.776    --
                                                                          2016   1.363       1.550    --
                                                                          2015   1.443       1.363    --
                                                                          2014   1.299       1.443    --
                                                                          2013   0.991       1.299    --
                                                                          2012   0.857       0.991    --
                                                                          2011   0.911       0.857    --
                                                                          2010   0.794       0.911    --
                                                                          2009   0.684       0.794    --
                                                                          2008   1.095       0.684    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.096       2.405    --
                                                                          2016   1.842       2.096    --
                                                                          2015   1.947       1.842    --
                                                                          2014   1.790       1.947    --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.420       1.524    --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.255       1.420            --
                                                                           2015   1.406       1.255            --
                                                                           2014   1.308       1.406       133,902
                                                                           2013   1.024       1.308       133,902
                                                                           2012   0.911       1.024       133,902
                                                                           2011   0.965       0.911       133,902
                                                                           2010   0.785       0.965       133,902
                                                                           2009   0.633       0.785       133,902
                                                                           2008   1.054       0.633       133,902
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.289       1.316            --
                                                                           2016   1.276       1.289            --
                                                                           2015   1.294       1.276            --
                                                                           2014   1.233       1.294            --
                                                                           2013   1.267       1.233            --
                                                                           2012   1.202       1.267            --
                                                                           2011   1.151       1.202            --
                                                                           2010   1.084       1.151            --
                                                                           2009   1.010       1.084            --
                                                                           2008   1.067       1.010            --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.630       2.140            --
                                                                           2016   1.662       1.630            --
                                                                           2015   1.595       1.662            --
                                                                           2014   1.495       1.595            --
                                                                           2013   1.136       1.495            --
                                                                           2012   1.013       1.136            --
                                                                           2011   1.135       1.013            --
                                                                           2010   0.967       1.135            --
                                                                           2009   0.770       0.967            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.908       0.898            --
                                                                           2016   0.924       0.908            --
                                                                           2015   0.942       0.924            --
                                                                           2014   0.961       0.942            --
                                                                           2013   0.981       0.961            --
                                                                           2012   1.000       0.981            --
                                                                           2011   1.021       1.000            --
                                                                           2010   1.041       1.021        13,623
                                                                           2009   1.058       1.041        13,630
                                                                           2008   1.049       1.058            --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.302       1.365            --
                                                                           2016   1.271       1.302            --
                                                                           2015   1.305       1.271            --
                                                                           2014   1.274       1.305            --
                                                                           2013   1.246       1.274            --
                                                                           2012   1.165       1.246            --
                                                                           2011   1.151       1.165            --
                                                                           2010   1.067       1.151            --
                                                                           2009   0.903       1.067            --
                                                                           2008   1.076       0.903            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.336       1.449            --
                                                                           2016   1.285       1.336            --
                                                                           2015   1.325       1.285            --
                                                                           2014   1.288       1.325            --
                                                                           2013   1.185       1.288            --
                                                                           2012   1.084       1.185            --
                                                                           2011   1.095       1.084            --
                                                                           2010   1.001       1.095            --
                                                                           2009   0.826       1.001            --
                                                                           2008   1.075       0.826            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.344       1.511            --
                                                                           2016   1.280       1.344            --
                                                                           2015   1.323       1.280            --
                                                                           2014   1.285       1.323            --
                                                                           2013   1.111       1.285            --
                                                                           2012   1.001       1.111            --
                                                                           2011   1.035       1.001            --
                                                                           2010   0.933       1.035            --
                                                                           2009   0.752       0.933            --
                                                                           2008   1.076       0.752            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.332
                                                                                           2016   1.257
                                                                                           2015   1.304
                                                                                           2014   1.265
                                                                                           2013   1.038
                                                                                           2012   0.918
                                                                                           2011   0.973
                                                                                           2010   0.865
                                                                                           2009   0.684
                                                                                           2008   1.075
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.687
                                                                                           2016   1.609
                                                                                           2015   1.600
                                                                                           2014   1.476
                                                                                           2013   1.249
                                                                                           2012   1.134
                                                                                           2011   1.114
                                                                                           2010   1.037
                                                                                           2009   0.896
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.790
                                                                                           2016   1.701
                                                                                           2015   1.695
                                                                                           2014   1.563
                                                                                           2013   1.192
                                                                                           2012   1.078
                                                                                           2011   1.146
                                                                                           2010   1.044
                                                                                           2009   0.807
                                                                                           2008   1.311
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.719
                                                                                           2008   1.329
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.152
                                                                                           2012   1.016
                                                                                           2011   1.106
                                                                                           2010   0.986
                                                                                           2009   0.826
                                                                                           2008   1.382
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.125
                                                                                           2016   2.059
                                                                                           2015   2.044
                                                                                           2014   1.878
                                                                                           2013   1.444
                                                                                           2012   1.329
                                                                                           2011   1.400
                                                                                           2010   1.240
                                                                                           2009   0.848
                                                                                           2008   1.594
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.913
                                                                                           2010   0.805
                                                                                           2009   0.625
                                                                                           2008   1.070
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.731
                                                                                           2016   1.586
                                                                                           2015   1.603
                                                                                           2014   1.446
                                                                                           2013   1.120
                                                                                           2012   0.990
                                                                                           2011   0.994
                                                                                           2010   0.886
                                                                                           2009   0.722
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.762



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.556    --
                                                                                           1.332    --
                                                                                           1.257    --
                                                                                           1.304    --
                                                                                           1.265    --
                                                                                           1.038    --
                                                                                           0.918    --
                                                                                           0.973    --
                                                                                           0.865    --
                                                                                           0.684    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.904    --
                                                                                           1.687    --
                                                                                           1.609    --
                                                                                           1.600    --
                                                                                           1.476    --
                                                                                           1.249    --
                                                                                           1.134    --
                                                                                           1.114    --
                                                                                           1.037    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.089    --
                                                                                           1.790    --
                                                                                           1.701    --
                                                                                           1.695    --
                                                                                           1.563    --
                                                                                           1.192    --
                                                                                           1.078    --
                                                                                           1.146    --
                                                                                           1.044    --
                                                                                           0.807    --
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.749    --
                                                                                           0.719    --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.266    --
                                                                                           1.152    --
                                                                                           1.016    --
                                                                                           1.106    --
                                                                                           0.986    --
                                                                                           0.826    --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.607    --
                                                                                           2.125    --
                                                                                           2.059    --
                                                                                           2.044    --
                                                                                           1.878    --
                                                                                           1.444    --
                                                                                           1.329    --
                                                                                           1.400    --
                                                                                           1.240    --
                                                                                           0.848    --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.988    --
                                                                                           0.913    --
                                                                                           0.805    --
                                                                                           0.625    --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.058    --
                                                                                           1.731    --
                                                                                           1.586    --
                                                                                           1.603    --
                                                                                           1.446    --
                                                                                           1.120    --
                                                                                           0.990    --
                                                                                           0.994    --
                                                                                           0.886    --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.939    --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.650       1.762    --
                                                                                    2015   1.689       1.650    --
                                                                                    2014   1.589       1.689    --
                                                                                    2013   1.365       1.589    --
                                                                                    2012   1.251       1.365    --
                                                                                    2011   1.249       1.251    --
                                                                                    2010   1.160       1.249    --
                                                                                    2009   0.999       1.160    --
                                                                                    2008   1.313       0.999    --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.225       2.573    --
                                                                                    2016   1.984       2.225    --
                                                                                    2015   2.027       1.984    --
                                                                                    2014   1.867       2.027    --
                                                                                    2013   1.403       1.867    --
                                                                                    2012   1.227       1.403    --
                                                                                    2011   1.241       1.227    --
                                                                                    2010   1.137       1.241    --
                                                                                    2009   0.960       1.137    --
                                                                                    2008   1.451       0.960    --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.332       2.646    --
                                                                                    2016   2.004       2.332    --
                                                                                    2015   2.033       2.004    --
                                                                                    2014   2.074       2.033    --
                                                                                    2013   1.665       2.074    --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.576       1.784    --
                                                                                    2016   1.358       1.576    --
                                                                                    2015   1.380       1.358    --
                                                                                    2014   1.412       1.380    --
                                                                                    2013   1.135       1.412    --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.830       2.394    --
                                                                                    2016   1.839       1.830    --
                                                                                    2015   1.698       1.839    --
                                                                                    2014   1.591       1.698    --
                                                                                    2013   1.170       1.591    --
                                                                                    2012   1.006       1.170    --
                                                                                    2011   1.040       1.006    --
                                                                                    2010   0.909       1.040    --
                                                                                    2009   0.648       0.909    --
                                                                                    2008   1.140       0.648    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.571       3.088    --
                                                                                    2016   2.352       2.571    --
                                                                                    2015   2.342       2.352    --
                                                                                    2014   2.241       2.342    --
                                                                                    2013   1.586       2.241    --
                                                                                    2012   1.396       1.586    --
                                                                                    2011   1.404       1.396    --
                                                                                    2010   1.063       1.404    --
                                                                                    2009   0.783       1.063    --
                                                                                    2008   1.194       0.783    --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.147       1.148    --
                                                                                    2016   1.154       1.147    --
                                                                                    2015   1.168       1.154    --
                                                                                    2014   1.158       1.168    --
                                                                                    2013   1.188       1.158    --
                                                                                    2012   1.171       1.188    --
                                                                                    2011   1.130       1.171    --
                                                                                    2010   1.088       1.130    --
                                                                                    2009   1.063       1.088    --
                                                                                    2008   1.086       1.063    --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.376       1.316    --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.192       1.124    --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.551       3.041    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.416       2.551           --
                                                                                      2015   2.455       2.416           --
                                                                                      2014   2.243       2.455       87,394
                                                                                      2013   1.747       2.243       87,394
                                                                                      2012   1.535       1.747       87,394
                                                                                      2011   1.611       1.535       87,394
                                                                                      2010   1.405       1.611       87,394
                                                                                      2009   1.058       1.405       87,394
                                                                                      2008   1.884       1.058       87,394
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.223       2.691           --
                                                                                      2016   2.209       2.223           --
                                                                                      2015   2.231       2.209           --
                                                                                      2014   2.057       2.231           --
                                                                                      2013   1.518       2.057           --
                                                                                      2012   1.267       1.518           --
                                                                                      2011   1.329       1.267           --
                                                                                      2010   1.149       1.329           --
                                                                                      2009   0.863       1.149           --
                                                                                      2008   1.502       0.863           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.279       3.874           --
                                                                                      2016   2.989       3.279           --
                                                                                      2015   3.100       2.989           --
                                                                                      2014   2.983       3.100       73,455
                                                                                      2013   2.239       2.983       73,455
                                                                                      2012   1.995       2.239       73,455
                                                                                      2011   2.282       1.995       73,455
                                                                                      2010   1.811       2.282       73,455
                                                                                      2009   1.322       1.811       73,455
                                                                                      2008   2.234       1.322       73,455
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.216       2.922           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.760       2.013           --
                                                                                      2016   1.675       1.760           --
                                                                                      2015   1.828       1.675           --
                                                                                      2014   2.098       1.828           --
                                                                                      2013   1.741       2.098           --
                                                                                      2012   1.502       1.741           --
                                                                                      2011   1.715       1.502           --
                                                                                      2010   1.614       1.715           --
                                                                                      2009   1.201       1.614        8,040
                                                                                      2008   2.056       1.201        8,045
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.461       1.479           --
                                                                                      2009   1.186       1.461           --
                                                                                      2008   1.705       1.186           --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.506       1.417           --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.734       1.853           --
                                                                                      2010   1.422       1.734           --
                                                                                      2009   0.925       1.422           --
                                                                                      2008   1.684       0.925           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.573       2.933           --
                                                                                      2016   2.594       2.573           --
                                                                                      2015   2.693       2.594           --
                                                                                      2014   2.282       2.693           --
                                                                                      2013   1.575       2.282           --
                                                                                      2012   1.354       1.575           --
                                                                                      2011   1.348       1.354           --
                                                                                      2010   1.100       1.348           --
                                                                                      2009   0.834       1.100           --
                                                                                      2008   1.428       0.834           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.780       1.787           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.374       1.780           --
                                                                                 2012   1.219       1.374           --
                                                                                 2011   1.326       1.219           --
                                                                                 2010   1.160       1.326           --
                                                                                 2009   0.915       1.160           --
                                                                                 2008   1.472       0.915           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.230       2.614           --
                                                                                 2016   2.073       2.230           --
                                                                                 2015   2.082       2.073           --
                                                                                 2014   1.913       2.082           --
                                                                                 2013   1.501       1.913           --
                                                                                 2012   1.321       1.501           --
                                                                                 2011   1.314       1.321           --
                                                                                 2010   1.190       1.314           --
                                                                                 2009   0.994       1.190           --
                                                                                 2008   1.435       0.994           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.298       2.833           --
                                                                                 2016   2.183       2.298           --
                                                                                 2015   2.028       2.183           --
                                                                                 2014   1.815       2.028           --
                                                                                 2013   1.343       1.815           --
                                                                                 2012   1.139       1.343           --
                                                                                 2011   1.169       1.139           --
                                                                                 2010   1.086       1.169           --
                                                                                 2009   0.778       1.086           --
                                                                                 2008   1.266       0.778           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.208       2.485           --
                                                                                 2016   1.993       2.208           --
                                                                                 2015   2.094       1.993           --
                                                                                 2014   1.912       2.094           --
                                                                                 2013   1.474       1.912           --
                                                                                 2012   1.291       1.474           --
                                                                                 2011   1.255       1.291           --
                                                                                 2010   1.169       1.255           --
                                                                                 2009   0.958       1.169           --
                                                                                 2008   1.518       0.958           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   2.929       3.568           --
                                                                                 2016   2.824       2.929           --
                                                                                 2015   3.013       2.824           --
                                                                                 2014   2.953       3.013           --
                                                                                 2013   2.049       2.953           --
                                                                                 2012   1.751       2.049           --
                                                                                 2011   1.761       1.751           --
                                                                                 2010   1.435       1.761           --
                                                                                 2009   1.026       1.435           --
                                                                                 2008   1.765       1.026           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.884       0.859           --
                                                                                 2008   1.442       0.884           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.958       0.945           --
                                                                                 2010   0.895       0.958           --
                                                                                 2009   0.777       0.895           --
                                                                                 2008   1.006       0.777           --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.135       1.172           --
                                                                                 2008   1.105       1.135           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.471       1.576           --
                                                                                 2013   1.264       1.471           --
                                                                                 2012   1.165       1.264           --
                                                                                 2011   1.188       1.165           --
                                                                                 2010   1.081       1.188           --
                                                                                 2009   0.898       1.081           --
                                                                                 2008   1.225       0.898           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.916       0.887           --
                                                                                 2008   1.455       0.916       96,889

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.779       0.797    --
                                                                2008   1.395       0.779    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.140       2.756       621,372
                                                                           2016   2.171       2.140       790,838
                                                                           2015   2.072       2.171     1,044,025
                                                                           2014   2.067       2.072     1,480,403
                                                                           2013   1.633       2.067     1,939,305
                                                                           2012   1.360       1.633     2,232,386
                                                                           2011   1.524       1.360     2,612,049
                                                                           2010   1.392       1.524     2,872,485
                                                                           2009   0.998       1.392     3,406,844
                                                                           2008   1.654       0.998     3,868,364
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.114       2.657     1,576,415
                                                                           2016   1.971       2.114     1,854,774
                                                                           2015   1.882       1.971     2,269,259
                                                                           2014   1.771       1.882     3,669,986
                                                                           2013   1.389       1.771     4,800,377
                                                                           2012   1.203       1.389     5,358,140
                                                                           2011   1.283       1.203     6,046,677
                                                                           2010   1.103       1.283     6,769,675
                                                                           2009   0.808       1.103     7,352,364
                                                                           2008   1.471       0.808     7,628,848
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   1.871       2.243     1,124,790
                                                                           2016   1.712       1.871     1,382,054
                                                                           2015   1.723       1.712     1,975,224
                                                                           2014   1.589       1.723     3,314,436
                                                                           2013   1.215       1.589     4,616,414
                                                                           2012   1.056       1.215     4,986,867
                                                                           2011   1.098       1.056     5,628,934
                                                                           2010   1.006       1.098     6,023,164
                                                                           2009   0.782       1.006     6,546,820
                                                                           2008   1.285       0.782     7,121,717
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.328       1.278            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   1.911       2.026       355,415
                                                                           2016   1.705       1.911       422,320
                                                                           2015   1.806       1.705       476,110
                                                                           2014   1.781       1.806     1,026,188
                                                                           2013   1.654       1.781     1,234,209
                                                                           2012   1.444       1.654     1,333,687
                                                                           2011   1.437       1.444     1,480,432
                                                                           2010   1.262       1.437     1,566,878
                                                                           2009   0.874       1.262     1,794,506
                                                                           2008   1.175       0.874     2,008,039
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.283       1.545       120,702
                                                                           2016   1.202       1.283       128,737
                                                                           2015   1.252       1.202       144,519
                                                                           2014   1.216       1.252       148,243
                                                                           2013   0.958       1.216       236,863
                                                                           2012   0.838       0.958       313,512
                                                                           2011   0.983       0.838       326,120
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.548       1.694       746,083

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.204       1.548       890,545
                                                                                       2015   1.299       1.204     1,102,059
                                                                                       2014   1.304       1.299     1,716,036
                                                                                       2013   1.005       1.304     2,258,127
                                                                                       2012   0.869       1.005     2,673,185
                                                                                       2011   0.975       0.869     3,033,054
                                                                                       2010   0.830       0.975     3,383,972
                                                                                       2009   0.670       0.830     3,792,988
                                                                                       2008   0.974       0.670     4,024,446
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   1.518       1.909       731,938
                                                                                       2016   1.390       1.518       871,677
                                                                                       2015   1.646       1.390     1,026,719
                                                                                       2014   1.797       1.646     1,372,884
                                                                                       2013   1.930       1.797       943,543
                                                                                       2012   1.657       1.930       904,204
                                                                                       2011   2.081       1.657       962,996
                                                                                       2010   1.718       2.081       989,469
                                                                                       2009   1.038       1.718     1,094,839
                                                                                       2008   2.272       1.038     1,297,575
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.726       0.689            --
                                                                                       2008   1.292       0.726       460,310
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   1.980       2.365       200,622
                                                                                       2016   1.866       1.980       221,184
                                                                                       2015   1.823       1.866       376,678
                                                                                       2014   1.638       1.823       414,433
                                                                                       2013   1.246       1.638       599,534
                                                                                       2012   1.121       1.246       662,464
                                                                                       2011   1.142       1.121       717,999
                                                                                       2010   1.035       1.142       850,588
                                                                                       2009   0.886       1.035       797,284
                                                                                       2008   1.443       0.886       788,207
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.093       1.188       390,383
                                                                                       2016   1.103       1.093       427,722
                                                                                       2015   1.140       1.103       490,033
                                                                                       2014   1.023       1.140       886,293
                                                                                       2013   1.007       1.023     1,215,972
                                                                                       2012   0.814       1.007     1,236,261
                                                                                       2011   0.877       0.814     1,429,434
                                                                                       2010   0.770       0.877     1,798,332
                                                                                       2009   0.581       0.770     2,034,861
                                                                                       2008   1.015       0.581     2,226,372
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.078       2.161            --
                                                                                       2013   1.643       2.078       619,444
                                                                                       2012   1.365       1.643       692,048
                                                                                       2011   1.503       1.365       820,932
                                                                                       2010   1.399       1.503       980,337
                                                                                       2009   0.997       1.399     1,028,462
                                                                                       2008   1.751       0.997     1,170,190
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.298       2.672       217,848
                                                                                       2016   2.277       2.298       248,799
                                                                                       2015   2.417       2.277       286,389
                                                                                       2014   2.154       2.417       475,381
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   1.923       2.464       187,809
                                                                                       2016   1.810       1.923       231,710
                                                                                       2015   1.931       1.810       259,150
                                                                                       2014   2.086       1.931       343,747
                                                                                       2013   1.628       2.086       471,457
                                                                                       2012   1.283       1.628       488,323
                                                                                       2011   1.523       1.283       521,034
                                                                                       2010   1.332       1.523       556,598
                                                                                       2009   0.875       1.332       513,486
                                                                                       2008   1.506       0.875       649,249
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   1.868       2.160       610,269

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.626       1.868       742,846
                                                                              2015   1.765       1.626       908,330
                                                                              2014   1.648       1.765     1,279,045
                                                                              2013   1.242       1.648     1,001,777
                                                                              2012   1.070       1.242     1,184,081
                                                                              2011   1.108       1.070     1,503,272
                                                                              2010   0.985       1.108     1,625,658
                                                                              2009   0.792       0.985     1,826,382
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.335       2.874        15,348
                                                                              2016   2.134       2.335        15,955
                                                                              2015   2.209       2.134        21,242
                                                                              2014   2.085       2.209        36,358
                                                                              2013   1.514       2.085        60,580
                                                                              2012   1.304       1.514        56,276
                                                                              2011   1.342       1.304        55,365
                                                                              2010   1.083       1.342        58,071
                                                                              2009   0.824       1.083        71,097
                                                                              2008   1.370       0.824        75,328
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.202       2.236        10,911
                                                                              2016   1.718       2.202        13,001
                                                                              2015   1.891       1.718        13,308
                                                                              2014   1.844       1.891        34,984
                                                                              2013   1.412       1.844        34,484
                                                                              2012   1.247       1.412        33,707
                                                                              2011   1.416       1.247        40,574
                                                                              2010   1.209       1.416        32,072
                                                                              2009   0.956       1.209        28,271
                                                                              2008   1.305       0.956        20,778
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.905       0.893            --
                                                                              2008   1.235       0.905       819,159
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.749       1.749            --
                                                                              2016   1.700       1.749            --
                                                                              2015   1.768       1.700       255,892
                                                                              2014   1.717       1.768       349,060
                                                                              2013   1.620       1.717       385,543
                                                                              2012   1.461       1.620       422,819
                                                                              2011   1.423       1.461       460,150
                                                                              2010   1.283       1.423       696,118
                                                                              2009   0.955       1.283       374,879
                                                                              2008   1.195       0.955       445,126
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.422       1.785       238,918
                                                                              2016   1.464       1.422       294,151
                                                                              2015   1.521       1.464       523,138
                                                                              2014   1.669       1.521       564,463
                                                                              2013   1.428       1.669       577,341
                                                                              2012   1.249       1.428       644,823
                                                                              2011   1.428       1.249       742,717
                                                                              2010   1.308       1.428       806,057
                                                                              2009   1.015       1.308       899,599
                                                                              2008   1.798       1.015       818,702
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.254       1.358            --
                                                                              2012   1.213       1.254       254,001
                                                                              2011   1.305       1.213       290,789
                                                                              2010   1.080       1.305       298,228
                                                                              2009   0.804       1.080       316,927
                                                                              2008   1.276       0.804       330,311
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.038       1.123            --
                                                                              2012   1.006       1.038       305,079
                                                                              2011   1.084       1.006       411,374
                                                                              2010   0.901       1.084       344,056
                                                                              2009   0.672       0.901       471,353
                                                                              2008   1.112       0.672       476,038
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.312       1.757       608,994

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.336       1.312       742,595
                                                                          2015   1.312       1.336     1,003,493
                                                                          2014   1.311       1.312     1,529,321
                                                                          2013   1.053       1.311     2,018,366
                                                                          2012   0.887       1.053     2,125,285
                                                                          2011   0.988       0.887     2,402,003
                                                                          2010   0.870       0.988     2,643,380
                                                                          2009   0.635       0.870     2,880,492
                                                                          2008   1.091       0.635     3,261,405
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.321       1.344       544,189
                                                                          2016   1.283       1.321       598,143
                                                                          2015   1.348       1.283       633,803
                                                                          2014   1.334       1.348     1,205,084
                                                                          2013   1.496       1.334     1,743,998
                                                                          2012   1.397       1.496     1,792,682
                                                                          2011   1.279       1.397     1,758,700
                                                                          2010   1.209       1.279     1,877,063
                                                                          2009   1.042       1.209     1,605,253
                                                                          2008   1.139       1.042     1,601,290
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.488       1.523     1,884,790
                                                                          2016   1.480       1.488     2,020,824
                                                                          2015   1.510       1.480     2,499,795
                                                                          2014   1.480       1.510     3,622,587
                                                                          2013   1.540       1.480     4,949,917
                                                                          2012   1.438       1.540     5,458,014
                                                                          2011   1.423       1.438     5,532,907
                                                                          2010   1.343       1.423     4,464,553
                                                                          2009   1.209       1.343     4,804,848
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.711       1.711            --
                                                                          2016   1.703       1.711            --
                                                                          2015   1.738       1.703        95,524
                                                                          2014   1.595       1.738       146,451
                                                                          2013   1.224       1.595       154,512
                                                                          2012   1.130       1.224       161,255
                                                                          2011   1.208       1.130       169,526
                                                                          2010   1.061       1.208       170,942
                                                                          2009   0.874       1.061       161,052
                                                                          2008   1.328       0.874       196,929
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.715       1.715            --
                                                                          2016   1.676       1.715            --
                                                                          2015   1.733       1.676     1,173,200
                                                                          2014   1.691       1.733     1,623,206
                                                                          2013   1.700       1.691     1,995,330
                                                                          2012   1.555       1.700     2,029,783
                                                                          2011   1.531       1.555     2,129,139
                                                                          2010   1.393       1.531     2,196,655
                                                                          2009   1.068       1.393     2,292,609
                                                                          2008   1.222       1.068     2,537,774
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.406       1.467            --
                                                                          2012   1.280       1.406        95,700
                                                                          2011   1.588       1.280       142,220
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.541       1.766       933,933
                                                                          2016   1.357       1.541     1,109,977
                                                                          2015   1.436       1.357     1,370,807
                                                                          2014   1.294       1.436     2,002,123
                                                                          2013   0.988       1.294     3,673,400
                                                                          2012   0.855       0.988     3,990,959
                                                                          2011   0.909       0.855     4,560,706
                                                                          2010   0.793       0.909     5,475,523
                                                                          2009   0.683       0.793     5,861,192
                                                                          2008   1.094       0.683     6,465,586
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.755       2.013        55,611
                                                                          2016   1.544       1.755        41,448
                                                                          2015   1.633       1.544        55,085
                                                                          2014   1.501       1.633       136,583
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.413       1.515       221,222

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.248       1.413        324,458
                                                                           2015   1.400       1.248        461,693
                                                                           2014   1.303       1.400        656,447
                                                                           2013   1.021       1.303      1,047,871
                                                                           2012   0.909       1.021      1,203,832
                                                                           2011   0.963       0.909      1,327,691
                                                                           2010   0.783       0.963      1,550,510
                                                                           2009   0.632       0.783      1,846,360
                                                                           2008   1.053       0.632      1,974,778
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.321       1.347        350,150
                                                                           2016   1.307       1.321        323,471
                                                                           2015   1.327       1.307        549,608
                                                                           2014   1.264       1.327      1,076,600
                                                                           2013   1.301       1.264      1,148,214
                                                                           2012   1.234       1.301      1,146,666
                                                                           2011   1.182       1.234      1,061,286
                                                                           2010   1.114       1.182      1,527,419
                                                                           2009   1.039       1.114      1,270,284
                                                                           2008   1.098       1.039      1,310,534
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.446       1.897        136,713
                                                                           2016   1.474       1.446        284,050
                                                                           2015   1.416       1.474        395,543
                                                                           2014   1.327       1.416        523,869
                                                                           2013   1.009       1.327      1,128,945
                                                                           2012   0.901       1.009      1,266,767
                                                                           2011   1.010       0.901      1,420,527
                                                                           2010   0.860       1.010      1,576,099
                                                                           2009   0.685       0.860      1,835,589
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.914       0.904      2,001,111
                                                                           2016   0.930       0.914      3,053,455
                                                                           2015   0.949       0.930      3,406,240
                                                                           2014   0.969       0.949      4,193,264
                                                                           2013   0.989       0.969      4,648,465
                                                                           2012   1.010       0.989      4,464,575
                                                                           2011   1.031       1.010      4,936,230
                                                                           2010   1.052       1.031      4,377,837
                                                                           2009   1.069       1.052      6,208,533
                                                                           2008   1.061       1.069      6,064,712
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.296       1.357        584,605
                                                                           2016   1.265       1.296        757,721
                                                                           2015   1.299       1.265      1,024,037
                                                                           2014   1.269       1.299      1,128,769
                                                                           2013   1.242       1.269      1,432,318
                                                                           2012   1.161       1.242      2,163,806
                                                                           2011   1.148       1.161      1,982,968
                                                                           2010   1.065       1.148      1,996,981
                                                                           2009   0.902       1.065      2,031,931
                                                                           2008   1.075       0.902      1,776,602
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.329       1.440        918,682
                                                                           2016   1.278       1.329      1,023,306
                                                                           2015   1.319       1.278      1,087,847
                                                                           2014   1.283       1.319      1,989,660
                                                                           2013   1.181       1.283      1,912,429
                                                                           2012   1.081       1.181      1,483,922
                                                                           2011   1.092       1.081      1,195,959
                                                                           2010   1.000       1.092      1,142,078
                                                                           2009   0.825       1.000      1,151,609
                                                                           2008   1.074       0.825      1,248,009
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.337       1.503      4,676,638
                                                                           2016   1.274       1.337      5,194,049
                                                                           2015   1.317       1.274      6,827,759
                                                                           2014   1.280       1.317     10,719,815
                                                                           2013   1.107       1.280      3,846,106
                                                                           2012   0.998       1.107      3,521,658
                                                                           2011   1.033       0.998      3,947,315
                                                                           2010   0.931       1.033      4,201,961
                                                                           2009   0.751       0.931      4,112,266
                                                                           2008   1.075       0.751      4,268,478

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.325
                                                                                           2016   1.251
                                                                                           2015   1.299
                                                                                           2014   1.260
                                                                                           2013   1.034
                                                                                           2012   0.915
                                                                                           2011   0.971
                                                                                           2010   0.864
                                                                                           2009   0.683
                                                                                           2008   1.074
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.701
                                                                                           2016   1.623
                                                                                           2015   1.615
                                                                                           2014   1.491
                                                                                           2013   1.262
                                                                                           2012   1.146
                                                                                           2011   1.127
                                                                                           2010   1.049
                                                                                           2009   0.907
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.624
                                                                                           2016   1.544
                                                                                           2015   1.539
                                                                                           2014   1.420
                                                                                           2013   1.084
                                                                                           2012   0.980
                                                                                           2011   1.043
                                                                                           2010   0.950
                                                                                           2009   0.735
                                                                                           2008   1.194
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.640
                                                                                           2008   1.184
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.028
                                                                                           2012   0.907
                                                                                           2011   0.988
                                                                                           2010   0.881
                                                                                           2009   0.739
                                                                                           2008   1.236
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   1.748
                                                                                           2016   1.694
                                                                                           2015   1.683
                                                                                           2014   1.547
                                                                                           2013   1.190
                                                                                           2012   1.096
                                                                                           2011   1.155
                                                                                           2010   1.023
                                                                                           2009   0.700
                                                                                           2008   1.317
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.911
                                                                                           2010   0.804
                                                                                           2009   0.624
                                                                                           2008   1.069
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.722
                                                                                           2016   1.578
                                                                                           2015   1.596
                                                                                           2014   1.440
                                                                                           2013   1.116
                                                                                           2012   0.987
                                                                                           2011   0.991
                                                                                           2010   0.884
                                                                                           2009   0.721
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.659



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.547     2,053,268
                                                                                           1.325     2,681,243
                                                                                           1.251     3,529,432
                                                                                           1.299     4,585,211
                                                                                           1.260     1,044,081
                                                                                           1.034     1,059,599
                                                                                           0.915     1,121,466
                                                                                           0.971     1,344,374
                                                                                           0.864     1,783,150
                                                                                           0.683     1,984,349
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.919       249,640
                                                                                           1.701       256,091
                                                                                           1.623       535,890
                                                                                           1.615       530,160
                                                                                           1.491       597,763
                                                                                           1.262       610,589
                                                                                           1.146       634,175
                                                                                           1.127       642,945
                                                                                           1.049       721,694
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.894       111,153
                                                                                           1.624       126,791
                                                                                           1.544        41,195
                                                                                           1.539        84,372
                                                                                           1.420       178,885
                                                                                           1.084       207,702
                                                                                           0.980       244,884
                                                                                           1.043       311,773
                                                                                           0.950       320,611
                                                                                           0.735       307,581
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.667            --
                                                                                           0.640     1,494,816
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.130            --
                                                                                           1.028       729,267
                                                                                           0.907       775,303
                                                                                           0.988       835,687
                                                                                           0.881     1,070,794
                                                                                           0.739     1,065,755
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.143        38,425
                                                                                           1.748        86,454
                                                                                           1.694        93,406
                                                                                           1.683       147,322
                                                                                           1.547       262,991
                                                                                           1.190       326,432
                                                                                           1.096       340,343
                                                                                           1.155       369,295
                                                                                           1.023       394,854
                                                                                           0.700       440,572
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.986            --
                                                                                           0.911       380,662
                                                                                           0.804       397,181
                                                                                           0.624       399,913
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.045       264,600
                                                                                           1.722       277,442
                                                                                           1.578       314,545
                                                                                           1.596       944,536
                                                                                           1.440     1,224,084
                                                                                           1.116     1,415,781
                                                                                           0.987     1,594,495
                                                                                           0.991     2,213,548
                                                                                           0.884     2,295,293
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.824     1,152,711

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.554       1.659     1,251,158
                                                                                    2015   1.592       1.554     1,499,730
                                                                                    2014   1.498       1.592     2,280,586
                                                                                    2013   1.288       1.498     2,940,831
                                                                                    2012   1.181       1.288     3,068,160
                                                                                    2011   1.179       1.181     3,418,569
                                                                                    2010   1.095       1.179     3,806,803
                                                                                    2009   0.945       1.095     4,242,539
                                                                                    2008   1.241       0.945     4,744,697
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.251       2.603       355,336
                                                                                    2016   2.009       2.251       460,849
                                                                                    2015   2.053       2.009       552,395
                                                                                    2014   1.891       2.053       948,500
                                                                                    2013   1.422       1.891     1,473,668
                                                                                    2012   1.245       1.422     1,158,175
                                                                                    2011   1.260       1.245     1,305,390
                                                                                    2010   1.154       1.260     1,532,617
                                                                                    2009   0.975       1.154     1,651,085
                                                                                    2008   1.475       0.975     1,891,735
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   1.911       2.167        70,981
                                                                                    2016   1.643       1.911        74,676
                                                                                    2015   1.667       1.643       134,237
                                                                                    2014   1.702       1.667       174,970
                                                                                    2013   1.367       1.702       214,812
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.566       1.772       133,552
                                                                                    2016   1.350       1.566       109,538
                                                                                    2015   1.373       1.350       199,510
                                                                                    2014   1.406       1.373       248,703
                                                                                    2013   1.131       1.406       311,480
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.820       2.380        54,816
                                                                                    2016   1.830       1.820        71,153
                                                                                    2015   1.690       1.830        79,345
                                                                                    2014   1.585       1.690        96,430
                                                                                    2013   1.166       1.585       168,138
                                                                                    2012   1.003       1.166        47,741
                                                                                    2011   1.038       1.003        89,453
                                                                                    2010   0.907       1.038        93,124
                                                                                    2009   0.647       0.907       107,698
                                                                                    2008   1.139       0.647        88,269
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.251       2.702       416,510
                                                                                    2016   2.061       2.251       447,301
                                                                                    2015   2.053       2.061       577,658
                                                                                    2014   1.965       2.053       732,633
                                                                                    2013   1.391       1.965       956,416
                                                                                    2012   1.225       1.391     1,050,417
                                                                                    2011   1.233       1.225     1,221,513
                                                                                    2010   0.934       1.233     1,273,867
                                                                                    2009   0.688       0.934     1,433,813
                                                                                    2008   1.050       0.688     1,522,492
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.173       1.174       247,943
                                                                                    2016   1.181       1.173       250,868
                                                                                    2015   1.197       1.181       267,262
                                                                                    2014   1.186       1.197       685,175
                                                                                    2013   1.218       1.186     1,035,324
                                                                                    2012   1.201       1.218     1,125,259
                                                                                    2011   1.160       1.201     1,201,902
                                                                                    2010   1.117       1.160     1,236,617
                                                                                    2009   1.092       1.117     1,329,086
                                                                                    2008   1.117       1.092     1,362,887
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.254       1.199            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.006       0.948            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.143       2.553       755,525

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.030       2.143       873,919
                                                                                      2015   2.064       2.030     1,027,963
                                                                                      2014   1.887       2.064     1,479,305
                                                                                      2013   1.470       1.887     1,951,659
                                                                                      2012   1.293       1.470     2,311,633
                                                                                      2011   1.357       1.293     2,680,741
                                                                                      2010   1.185       1.357     2,894,124
                                                                                      2009   0.893       1.185     3,195,329
                                                                                      2008   1.590       0.893     3,310,029
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.116       2.560            --
                                                                                      2016   2.104       2.116         2,951
                                                                                      2015   2.125       2.104         3,197
                                                                                      2014   1.960       2.125         3,467
                                                                                      2013   1.447       1.960         3,615
                                                                                      2012   1.209       1.447         3,899
                                                                                      2011   1.269       1.209         4,757
                                                                                      2010   1.098       1.269         4,944
                                                                                      2009   0.825       1.098         5,487
                                                                                      2008   1.436       0.825         6,152
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   2.585       3.052       840,783
                                                                                      2016   2.357       2.585       984,666
                                                                                      2015   2.446       2.357     1,109,153
                                                                                      2014   2.354       2.446     1,723,675
                                                                                      2013   1.769       2.354     2,290,804
                                                                                      2012   1.576       1.769     2,584,984
                                                                                      2011   1.804       1.576     2,825,541
                                                                                      2010   1.433       1.804     2,961,443
                                                                                      2009   1.046       1.433     3,394,164
                                                                                      2008   1.768       1.046     3,738,049
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.498       2.269            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.433       1.639       400,979
                                                                                      2016   1.365       1.433       520,282
                                                                                      2015   1.490       1.365       658,128
                                                                                      2014   1.712       1.490       909,563
                                                                                      2013   1.421       1.712     1,274,261
                                                                                      2012   1.227       1.421     1,521,960
                                                                                      2011   1.401       1.227     1,699,662
                                                                                      2010   1.319       1.401     1,961,001
                                                                                      2009   0.982       1.319     2,165,533
                                                                                      2008   1.682       0.982     2,140,193
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.217       1.232            --
                                                                                      2009   0.989       1.217            --
                                                                                      2008   1.422       0.989            --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.394       1.311            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.492       1.595            --
                                                                                      2010   1.224       1.492       126,074
                                                                                      2009   0.797       1.224       133,304
                                                                                      2008   1.451       0.797       180,214
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.186       2.491       139,462
                                                                                      2016   2.205       2.186       165,345
                                                                                      2015   2.290       2.205       205,127
                                                                                      2014   1.942       2.290       406,953
                                                                                      2013   1.341       1.942       584,831
                                                                                      2012   1.153       1.341       653,001
                                                                                      2011   1.149       1.153       914,684
                                                                                      2010   0.938       1.149     1,080,768
                                                                                      2009   0.711       0.938     1,176,257
                                                                                      2008   1.218       0.711     1,353,443
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.493       1.499            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.153       1.493       179,409
                                                                                 2012   1.024       1.153       286,567
                                                                                 2011   1.114       1.024       337,799
                                                                                 2010   0.975       1.114       362,923
                                                                                 2009   0.769       0.975       382,158
                                                                                 2008   1.238       0.769       417,825
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   1.974       2.312        20,832
                                                                                 2016   1.836       1.974        25,039
                                                                                 2015   1.844       1.836        25,160
                                                                                 2014   1.696       1.844        44,358
                                                                                 2013   1.332       1.696        84,076
                                                                                 2012   1.172       1.332        76,764
                                                                                 2011   1.166       1.172        79,489
                                                                                 2010   1.057       1.166        81,169
                                                                                 2009   0.884       1.057        80,730
                                                                                 2008   1.276       0.884        82,844
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   1.945       2.397        35,154
                                                                                 2016   1.849       1.945        62,394
                                                                                 2015   1.719       1.849        66,646
                                                                                 2014   1.539       1.719        80,869
                                                                                 2013   1.140       1.539       182,030
                                                                                 2012   0.967       1.140       219,339
                                                                                 2011   0.993       0.967       252,365
                                                                                 2010   0.923       0.993       264,814
                                                                                 2009   0.662       0.923       266,162
                                                                                 2008   1.077       0.662       268,783
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   1.927       2.168       130,362
                                                                                 2016   1.740       1.927       146,715
                                                                                 2015   1.829       1.740       225,639
                                                                                 2014   1.671       1.829       294,782
                                                                                 2013   1.288       1.671       357,310
                                                                                 2012   1.129       1.288       370,291
                                                                                 2011   1.098       1.129       441,080
                                                                                 2010   1.024       1.098       463,572
                                                                                 2009   0.839       1.024       470,253
                                                                                 2008   1.331       0.839       468,753
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   2.361       2.874       103,520
                                                                                 2016   2.278       2.361       118,862
                                                                                 2015   2.431       2.278       123,837
                                                                                 2014   2.384       2.431       303,458
                                                                                 2013   1.655       2.384       381,114
                                                                                 2012   1.415       1.655       439,376
                                                                                 2011   1.424       1.415       536,498
                                                                                 2010   1.161       1.424       557,714
                                                                                 2009   0.830       1.161       659,811
                                                                                 2008   1.429       0.830       686,747
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.777       0.755            --
                                                                                 2008   1.269       0.777     1,662,680
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.965       0.952            --
                                                                                 2010   0.902       0.965       462,714
                                                                                 2009   0.784       0.902       473,513
                                                                                 2008   1.015       0.784       471,941
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.168       1.205            --
                                                                                 2008   1.138       1.168     4,181,671
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.512       1.619        48,964
                                                                                 2013   1.300       1.512        78,750
                                                                                 2012   1.199       1.300        82,793
                                                                                 2011   1.224       1.199        81,916
                                                                                 2010   1.114       1.224        97,012
                                                                                 2009   0.925       1.114       105,126
                                                                                 2008   1.263       0.925        95,379
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.791       0.766            --
                                                                                 2008   1.257       0.791     2,287,184

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.706       0.722    --
                                                                2008   1.266       0.706    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.788       3.590       454,428
                                                                           2016   2.830       2.788       594,437
                                                                           2015   2.702       2.830       676,978
                                                                           2014   2.697       2.702       785,784
                                                                           2013   2.132       2.697     1,059,015
                                                                           2012   1.777       2.132     1,247,605
                                                                           2011   1.992       1.777     1,532,422
                                                                           2010   1.820       1.992     1,963,986
                                                                           2009   1.306       1.820     2,113,567
                                                                           2008   2.165       1.306     2,246,236
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.670       3.355     1,658,057
                                                                           2016   2.491       2.670     2,101,017
                                                                           2015   2.380       2.491     2,407,219
                                                                           2014   2.240       2.380     2,921,243
                                                                           2013   1.758       2.240     3,924,577
                                                                           2012   1.523       1.758     4,927,164
                                                                           2011   1.625       1.523     5,758,110
                                                                           2010   1.398       1.625     6,547,034
                                                                           2009   1.024       1.398     7,093,555
                                                                           2008   1.867       1.024     7,718,571
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.359       2.828     1,952,976
                                                                           2016   2.161       2.359     2,286,726
                                                                           2015   2.175       2.161     2,578,656
                                                                           2014   2.008       2.175     3,093,377
                                                                           2013   1.536       2.008     4,205,161
                                                                           2012   1.335       1.536     5,010,171
                                                                           2011   1.389       1.335     5,965,387
                                                                           2010   1.273       1.389     7,236,668
                                                                           2009   0.990       1.273     7,607,627
                                                                           2008   1.627       0.990     8,468,501
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.747       1.681            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.100       2.225       597,060
                                                                           2016   1.875       2.100       554,404
                                                                           2015   1.987       1.875       568,048
                                                                           2014   1.960       1.987       799,134
                                                                           2013   1.822       1.960     1,069,246
                                                                           2012   1.591       1.822     1,149,891
                                                                           2011   1.584       1.591     1,108,760
                                                                           2010   1.391       1.584     1,213,818
                                                                           2009   0.964       1.391     1,134,600
                                                                           2008   1.298       0.964     1,360,095
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.276       1.536       198,258
                                                                           2016   1.196       1.276       378,446
                                                                           2015   1.246       1.196       457,318
                                                                           2014   1.211       1.246       695,928
                                                                           2013   0.955       1.211       527,593
                                                                           2012   0.836       0.955       876,123
                                                                           2011   0.980       0.836       883,065
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.540       1.685       941,591

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.198       1.540     1,109,820
                                                                                       2015   1.294       1.198     1,261,559
                                                                                       2014   1.299       1.294     1,485,829
                                                                                       2013   1.001       1.299     2,029,328
                                                                                       2012   0.867       1.001     2,599,347
                                                                                       2011   0.973       0.867     3,112,104
                                                                                       2010   0.828       0.973     3,525,183
                                                                                       2009   0.669       0.828     4,044,024
                                                                                       2008   0.974       0.669     5,169,643
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.149       2.701       435,788
                                                                                       2016   1.969       2.149       496,540
                                                                                       2015   2.333       1.969       555,525
                                                                                       2014   2.548       2.333       636,421
                                                                                       2013   2.739       2.548       394,703
                                                                                       2012   2.353       2.739       483,936
                                                                                       2011   2.955       2.353       612,691
                                                                                       2010   2.441       2.955       858,693
                                                                                       2009   1.475       2.441       962,584
                                                                                       2008   3.231       1.475     1,080,107
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.874       0.829            --
                                                                                       2008   1.556       0.874       253,977
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.295       2.741       164,783
                                                                                       2016   2.165       2.295       168,434
                                                                                       2015   2.116       2.165       231,555
                                                                                       2014   1.902       2.116       314,554
                                                                                       2013   1.448       1.902       435,739
                                                                                       2012   1.303       1.448       596,463
                                                                                       2011   1.327       1.303       690,825
                                                                                       2010   1.204       1.327       775,742
                                                                                       2009   1.032       1.204       831,630
                                                                                       2008   1.680       1.032     1,177,251
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.087       1.181       801,620
                                                                                       2016   1.097       1.087       880,564
                                                                                       2015   1.135       1.097       920,984
                                                                                       2014   1.019       1.135     1,250,005
                                                                                       2013   1.003       1.019     1,668,448
                                                                                       2012   0.811       1.003     1,999,044
                                                                                       2011   0.875       0.811     2,228,954
                                                                                       2010   0.768       0.875     2,457,919
                                                                                       2009   0.581       0.768     2,734,713
                                                                                       2008   1.014       0.581     2,770,893
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.506       2.605            --
                                                                                       2013   1.982       2.506       344,377
                                                                                       2012   1.648       1.982       392,873
                                                                                       2011   1.816       1.648       659,080
                                                                                       2010   1.691       1.816       774,713
                                                                                       2009   1.205       1.691       684,204
                                                                                       2008   2.117       1.205       760,251
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.767       3.216       145,577
                                                                                       2016   2.744       2.767       158,648
                                                                                       2015   2.913       2.744       143,892
                                                                                       2014   2.597       2.913       220,977
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.383       3.052       214,676
                                                                                       2016   2.244       2.383       258,723
                                                                                       2015   2.395       2.244       293,591
                                                                                       2014   2.589       2.395       375,065
                                                                                       2013   2.021       2.589       471,369
                                                                                       2012   1.594       2.021       506,395
                                                                                       2011   1.893       1.594       514,967
                                                                                       2010   1.657       1.893       528,113
                                                                                       2009   1.088       1.657       564,812
                                                                                       2008   1.875       1.088       791,738
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.369       2.737       685,286

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.062       2.369       796,547
                                                                              2015   2.240       2.062       898,254
                                                                              2014   2.092       2.240     1,115,151
                                                                              2013   1.578       2.092       937,408
                                                                              2012   1.360       1.578     1,132,864
                                                                              2011   1.409       1.360     1,386,146
                                                                              2010   1.253       1.409     1,456,739
                                                                              2009   1.007       1.253     1,691,345
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.322       2.856        26,273
                                                                              2016   2.122       2.322        23,989
                                                                              2015   2.199       2.122        48,266
                                                                              2014   2.076       2.199        31,167
                                                                              2013   1.508       2.076        39,314
                                                                              2012   1.300       1.508        43,406
                                                                              2011   1.339       1.300        64,251
                                                                              2010   1.081       1.339        63,746
                                                                              2009   0.823       1.081        84,027
                                                                              2008   1.368       0.823        81,793
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.190       2.222        49,262
                                                                              2016   1.709       2.190        42,998
                                                                              2015   1.882       1.709        43,462
                                                                              2014   1.836       1.882        96,558
                                                                              2013   1.407       1.836       105,530
                                                                              2012   1.243       1.407       115,990
                                                                              2011   1.412       1.243        79,320
                                                                              2010   1.206       1.412       106,479
                                                                              2009   0.954       1.206       104,100
                                                                              2008   1.303       0.954       111,049
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.889       0.878            --
                                                                              2008   1.215       0.889     1,248,695
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.970       1.970            --
                                                                              2016   1.916       1.970            --
                                                                              2015   1.994       1.916       585,375
                                                                              2014   1.937       1.994       755,585
                                                                              2013   1.829       1.937       528,870
                                                                              2012   1.650       1.829       765,329
                                                                              2011   1.607       1.650       832,055
                                                                              2010   1.450       1.607       878,473
                                                                              2009   1.080       1.450       908,592
                                                                              2008   1.352       1.080     1,059,184
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.785       2.240       530,335
                                                                              2016   1.839       1.785       604,043
                                                                              2015   1.912       1.839       629,656
                                                                              2014   2.098       1.912       731,003
                                                                              2013   1.797       2.098       881,159
                                                                              2012   1.572       1.797     1,519,887
                                                                              2011   1.798       1.572     1,846,593
                                                                              2010   1.649       1.798     2,295,120
                                                                              2009   1.280       1.649     2,528,677
                                                                              2008   2.268       1.280     3,009,570
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.646       1.781            --
                                                                              2012   1.592       1.646       273,622
                                                                              2011   1.714       1.592       355,317
                                                                              2010   1.420       1.714       448,517
                                                                              2009   1.057       1.420       489,974
                                                                              2008   1.678       1.057       501,327
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.034       1.119            --
                                                                              2012   1.003       1.034     2,902,562
                                                                              2011   1.081       1.003     3,074,157
                                                                              2010   0.899       1.081     2,967,256
                                                                              2009   0.671       0.899     2,853,449
                                                                              2008   1.111       0.671     3,150,125
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.305       1.747     1,447,421

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.329       1.305     1,781,402
                                                                          2015   1.306       1.329     1,976,960
                                                                          2014   1.306       1.306     2,721,052
                                                                          2013   1.049       1.306     3,384,683
                                                                          2012   0.884       1.049     4,267,761
                                                                          2011   0.986       0.884     5,151,814
                                                                          2010   0.869       0.986     5,732,407
                                                                          2009   0.634       0.869     6,219,643
                                                                          2008   1.090       0.634     7,061,297
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.366       1.389       783,421
                                                                          2016   1.327       1.366       929,697
                                                                          2015   1.396       1.327       973,202
                                                                          2014   1.381       1.396     1,146,530
                                                                          2013   1.550       1.381     1,549,309
                                                                          2012   1.448       1.550     2,209,238
                                                                          2011   1.326       1.448     2,432,598
                                                                          2010   1.254       1.326     2,298,571
                                                                          2009   1.082       1.254     2,049,303
                                                                          2008   1.183       1.082     2,291,751
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.465       1.500     2,324,021
                                                                          2016   1.459       1.465     2,591,505
                                                                          2015   1.489       1.459     2,932,348
                                                                          2014   1.460       1.489     3,548,098
                                                                          2013   1.520       1.460     4,541,635
                                                                          2012   1.421       1.520     5,700,431
                                                                          2011   1.406       1.421     6,642,169
                                                                          2010   1.328       1.406     5,467,350
                                                                          2009   1.195       1.328     5,132,705
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.007       2.007            --
                                                                          2016   1.999       2.007            --
                                                                          2015   2.040       1.999        91,236
                                                                          2014   1.874       2.040        93,626
                                                                          2013   1.438       1.874       101,130
                                                                          2012   1.328       1.438       114,990
                                                                          2011   1.421       1.328       105,861
                                                                          2010   1.249       1.421       125,257
                                                                          2009   1.029       1.249       152,179
                                                                          2008   1.565       1.029       175,789
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.668       1.668            --
                                                                          2016   1.630       1.668            --
                                                                          2015   1.687       1.630       984,535
                                                                          2014   1.647       1.687     1,337,691
                                                                          2013   1.656       1.647     1,494,060
                                                                          2012   1.516       1.656     1,702,513
                                                                          2011   1.494       1.516     1,791,204
                                                                          2010   1.360       1.494     1,881,342
                                                                          2009   1.043       1.360     1,866,228
                                                                          2008   1.194       1.043     1,740,511
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.806       1.885            --
                                                                          2012   1.645       1.806       569,156
                                                                          2011   2.043       1.645       543,400
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.533       1.756     1,713,833
                                                                          2016   1.350       1.533     2,098,217
                                                                          2015   1.430       1.350     2,258,749
                                                                          2014   1.289       1.430     3,021,340
                                                                          2013   0.984       1.289     3,979,979
                                                                          2012   0.852       0.984     4,676,693
                                                                          2011   0.906       0.852     5,485,937
                                                                          2010   0.791       0.906     6,124,371
                                                                          2009   0.682       0.791     6,409,257
                                                                          2008   1.093       0.682     7,175,990
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.282       2.616       137,803
                                                                          2016   2.008       2.282       169,160
                                                                          2015   2.125       2.008       265,393
                                                                          2014   1.954       2.125       362,386
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.405       1.506       869,407

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.242       1.405       962,546
                                                                           2015   1.394       1.242     1,109,945
                                                                           2014   1.298       1.394     1,361,139
                                                                           2013   1.018       1.298     1,673,284
                                                                           2012   0.906       1.018     2,042,231
                                                                           2011   0.961       0.906     2,424,307
                                                                           2010   0.782       0.961     2,625,321
                                                                           2009   0.631       0.782     3,187,300
                                                                           2008   1.052       0.631     3,583,036
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.300       1.325       627,429
                                                                           2016   1.287       1.300       588,924
                                                                           2015   1.307       1.287       610,737
                                                                           2014   1.246       1.307       726,346
                                                                           2013   1.283       1.246       914,756
                                                                           2012   1.218       1.283     1,254,342
                                                                           2011   1.167       1.218     1,313,910
                                                                           2010   1.100       1.167     1,354,018
                                                                           2009   1.026       1.100     1,502,400
                                                                           2008   1.085       1.026     1,400,323
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.691       2.217       199,583
                                                                           2016   1.725       1.691       209,787
                                                                           2015   1.658       1.725       254,005
                                                                           2014   1.554       1.658       428,123
                                                                           2013   1.183       1.554       555,793
                                                                           2012   1.056       1.183       644,729
                                                                           2011   1.184       1.056       785,759
                                                                           2010   1.010       1.184       813,279
                                                                           2009   0.804       1.010       848,124
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.894       0.884     2,734,729
                                                                           2016   0.910       0.894     3,454,376
                                                                           2015   0.930       0.910     4,430,818
                                                                           2014   0.949       0.930     4,363,690
                                                                           2013   0.969       0.949     7,439,267
                                                                           2012   0.990       0.969     7,890,296
                                                                           2011   1.011       0.990     8,183,980
                                                                           2010   1.032       1.011     7,562,774
                                                                           2009   1.050       1.032     6,572,679
                                                                           2008   1.042       1.050     9,643,105
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.289       1.349       160,158
                                                                           2016   1.259       1.289       225,061
                                                                           2015   1.293       1.259       747,674
                                                                           2014   1.264       1.293       928,926
                                                                           2013   1.238       1.264     1,462,485
                                                                           2012   1.158       1.238     1,646,626
                                                                           2011   1.145       1.158     1,682,518
                                                                           2010   1.063       1.145     1,805,121
                                                                           2009   0.900       1.063     1,583,269
                                                                           2008   1.074       0.900       331,472
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.322       1.432       905,768
                                                                           2016   1.272       1.322     1,153,992
                                                                           2015   1.313       1.272     1,479,835
                                                                           2014   1.278       1.313     2,025,688
                                                                           2013   1.177       1.278       811,209
                                                                           2012   1.078       1.177       800,012
                                                                           2011   1.090       1.078       693,462
                                                                           2010   0.998       1.090       829,779
                                                                           2009   0.824       0.998       860,291
                                                                           2008   1.073       0.824       830,766
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.330       1.494     4,332,512
                                                                           2016   1.268       1.330     4,482,718
                                                                           2015   1.311       1.268     5,573,597
                                                                           2014   1.275       1.311     6,244,445
                                                                           2013   1.103       1.275     1,551,658
                                                                           2012   0.995       1.103     1,388,249
                                                                           2011   1.030       0.995     1,493,315
                                                                           2010   0.930       1.030     1,239,983
                                                                           2009   0.750       0.930     1,524,583
                                                                           2008   1.074       0.750     1,261,047

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.318
                                                                                           2016   1.245
                                                                                           2015   1.293
                                                                                           2014   1.255
                                                                                           2013   1.031
                                                                                           2012   0.913
                                                                                           2011   0.968
                                                                                           2010   0.862
                                                                                           2009   0.682
                                                                                           2008   1.074
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.666
                                                                                           2016   1.590
                                                                                           2015   1.583
                                                                                           2014   1.462
                                                                                           2013   1.238
                                                                                           2012   1.125
                                                                                           2011   1.107
                                                                                           2010   1.031
                                                                                           2009   0.892
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.892
                                                                                           2016   1.800
                                                                                           2015   1.795
                                                                                           2014   1.657
                                                                                           2013   1.266
                                                                                           2012   1.145
                                                                                           2011   1.219
                                                                                           2010   1.111
                                                                                           2009   0.860
                                                                                           2008   1.397
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.752
                                                                                           2008   1.391
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.228
                                                                                           2012   1.084
                                                                                           2011   1.181
                                                                                           2010   1.054
                                                                                           2009   0.884
                                                                                           2008   1.480
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.306
                                                                                           2016   2.237
                                                                                           2015   2.223
                                                                                           2014   2.044
                                                                                           2013   1.574
                                                                                           2012   1.450
                                                                                           2011   1.528
                                                                                           2010   1.355
                                                                                           2009   0.927
                                                                                           2008   1.745
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.909
                                                                                           2010   0.802
                                                                                           2009   0.623
                                                                                           2008   1.068
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.712
                                                                                           2016   1.570
                                                                                           2015   1.589
                                                                                           2014   1.434
                                                                                           2013   1.112
                                                                                           2012   0.984
                                                                                           2011   0.989
                                                                                           2010   0.882
                                                                                           2009   0.719
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.840



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.538     1,472,184
                                                                                           1.318     2,007,419
                                                                                           1.245     2,369,085
                                                                                           1.293     3,686,782
                                                                                           1.255       749,574
                                                                                           1.031       704,634
                                                                                           0.913       285,069
                                                                                           0.968       218,108
                                                                                           0.862       226,553
                                                                                           0.682        58,931
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.878       397,547
                                                                                           1.666       459,291
                                                                                           1.590       446,462
                                                                                           1.583       495,093
                                                                                           1.462       582,974
                                                                                           1.238       768,340
                                                                                           1.125       988,410
                                                                                           1.107     1,034,867
                                                                                           1.031     1,023,437
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.206       155,471
                                                                                           1.892       170,817
                                                                                           1.800       102,659
                                                                                           1.795       118,467
                                                                                           1.657       186,344
                                                                                           1.266       338,635
                                                                                           1.145       393,605
                                                                                           1.219       428,327
                                                                                           1.111       358,814
                                                                                           0.860       322,061
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.783            --
                                                                                           0.752       624,771
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.349            --
                                                                                           1.228     1,028,667
                                                                                           1.084     1,144,081
                                                                                           1.181     1,297,641
                                                                                           1.054     1,359,262
                                                                                           0.884     1,463,110
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.826       200,212
                                                                                           2.306       207,221
                                                                                           2.237       232,107
                                                                                           2.223       376,428
                                                                                           2.044       472,630
                                                                                           1.574       528,552
                                                                                           1.450       550,229
                                                                                           1.528       593,003
                                                                                           1.355       639,579
                                                                                           0.927       735,572
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.983            --
                                                                                           0.909       418,229
                                                                                           0.802       456,485
                                                                                           0.623       275,521
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.033       548,096
                                                                                           1.712       668,601
                                                                                           1.570       686,990
                                                                                           1.589     1,097,075
                                                                                           1.434     1,369,313
                                                                                           1.112     2,043,442
                                                                                           0.984     2,591,385
                                                                                           0.989     3,124,317
                                                                                           0.882     3,478,120
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2.022     1,483,170

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.724       1.840     1,807,590
                                                                                    2015   1.767       1.724     1,911,722
                                                                                    2014   1.665       1.767     2,281,260
                                                                                    2013   1.431       1.665     3,024,988
                                                                                    2012   1.313       1.431     3,572,890
                                                                                    2011   1.312       1.313     4,172,470
                                                                                    2010   1.219       1.312     4,556,794
                                                                                    2009   1.052       1.219     4,789,724
                                                                                    2008   1.383       1.052     5,312,043
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.197       2.538       795,188
                                                                                    2016   1.961       2.197       848,651
                                                                                    2015   2.006       1.961       938,761
                                                                                    2014   1.849       2.006     1,183,035
                                                                                    2013   1.391       1.849     1,412,617
                                                                                    2012   1.218       1.391       852,173
                                                                                    2011   1.233       1.218       880,464
                                                                                    2010   1.130       1.233       953,277
                                                                                    2009   0.955       1.130       931,318
                                                                                    2008   1.446       0.955     1,066,337
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.502       2.836        44,057
                                                                                    2016   2.153       2.502        55,843
                                                                                    2015   2.186       2.153        72,888
                                                                                    2014   2.232       2.186       151,105
                                                                                    2013   1.793       2.232       211,314
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.557       1.761       727,952
                                                                                    2016   1.343       1.557       796,139
                                                                                    2015   1.367       1.343       939,814
                                                                                    2014   1.400       1.367     1,236,319
                                                                                    2013   1.126       1.400     1,653,257
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.811       2.367       104,353
                                                                                    2016   1.821       1.811       110,145
                                                                                    2015   1.683       1.821       114,448
                                                                                    2014   1.579       1.683       355,334
                                                                                    2013   1.162       1.579       424,928
                                                                                    2012   1.000       1.162       822,193
                                                                                    2011   1.035       1.000       966,079
                                                                                    2010   0.906       1.035     1,387,967
                                                                                    2009   0.647       0.906     1,445,643
                                                                                    2008   1.138       0.647     1,573,780
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.536       3.043       530,834
                                                                                    2016   2.323       2.536       591,634
                                                                                    2015   2.315       2.323       706,077
                                                                                    2014   2.217       2.315       845,770
                                                                                    2013   1.570       2.217     1,125,805
                                                                                    2012   1.384       1.570     1,553,187
                                                                                    2011   1.393       1.384     1,822,681
                                                                                    2010   1.056       1.393     2,374,998
                                                                                    2009   0.778       1.056     2,841,948
                                                                                    2008   1.188       0.778     2,729,993
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.132       1.132       296,950
                                                                                    2016   1.140       1.132       294,938
                                                                                    2015   1.156       1.140       418,816
                                                                                    2014   1.147       1.156       399,613
                                                                                    2013   1.178       1.147       444,824
                                                                                    2012   1.162       1.178       606,463
                                                                                    2011   1.123       1.162       630,517
                                                                                    2010   1.082       1.123       633,229
                                                                                    2009   1.058       1.082       537,435
                                                                                    2008   1.082       1.058       545,933
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.468       1.403            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.279       1.206            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.676       3.186       747,137

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.537       2.676       879,060
                                                                                      2015   2.580       2.537       907,145
                                                                                      2014   2.360       2.580     1,235,015
                                                                                      2013   1.840       2.360     1,564,779
                                                                                      2012   1.618       1.840     2,154,774
                                                                                      2011   1.700       1.618     2,381,921
                                                                                      2010   1.485       1.700     2,582,351
                                                                                      2009   1.119       1.485     2,732,046
                                                                                      2008   1.994       1.119     3,075,786
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.365       2.860        17,782
                                                                                      2016   2.353       2.365        29,325
                                                                                      2015   2.378       2.353        29,559
                                                                                      2014   2.195       2.378        71,074
                                                                                      2013   1.621       2.195        71,994
                                                                                      2012   1.354       1.621        73,392
                                                                                      2011   1.422       1.354       114,920
                                                                                      2010   1.231       1.422       123,556
                                                                                      2009   0.926       1.231       126,613
                                                                                      2008   1.612       0.926       134,916
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.587       4.234       630,633
                                                                                      2016   3.273       3.587       724,842
                                                                                      2015   3.398       3.273       791,895
                                                                                      2014   3.272       3.398     1,005,158
                                                                                      2013   2.460       3.272     1,285,303
                                                                                      2012   2.193       2.460     1,531,778
                                                                                      2011   2.512       2.193     1,810,500
                                                                                      2010   1.995       2.512     2,333,813
                                                                                      2009   1.458       1.995     2,559,728
                                                                                      2008   2.465       1.458     2,866,645
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.552       3.227            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.904       2.176       711,917
                                                                                      2016   1.814       1.904       844,709
                                                                                      2015   1.981       1.814       924,580
                                                                                      2014   2.277       1.981     1,025,585
                                                                                      2013   1.891       2.277     1,323,571
                                                                                      2012   1.633       1.891     1,487,788
                                                                                      2011   1.867       1.633     1,773,593
                                                                                      2010   1.758       1.867     1,936,899
                                                                                      2009   1.310       1.758     2,042,661
                                                                                      2008   2.244       1.310     2,369,655
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.550       1.569            --
                                                                                      2009   1.260       1.550       157,600
                                                                                      2008   1.813       1.260       164,954
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.635       1.538            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.919       2.051            --
                                                                                      2010   1.576       1.919       544,186
                                                                                      2009   1.026       1.576       592,901
                                                                                      2008   1.869       1.026       596,411
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.789       3.176       131,279
                                                                                      2016   2.815       2.789       148,299
                                                                                      2015   2.925       2.815       186,400
                                                                                      2014   2.481       2.925       248,600
                                                                                      2013   1.715       2.481       412,684
                                                                                      2012   1.475       1.715       389,144
                                                                                      2011   1.470       1.475       468,281
                                                                                      2010   1.201       1.470       543,132
                                                                                      2009   0.911       1.201       717,738
                                                                                      2008   1.562       0.911       810,739
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.944       1.951            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.502       1.944       466,956
                                                                                 2012   1.334       1.502       537,521
                                                                                 2011   1.453       1.334       693,937
                                                                                 2010   1.272       1.453       711,759
                                                                                 2009   1.004       1.272       812,464
                                                                                 2008   1.617       1.004       902,809
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.389       2.797        18,331
                                                                                 2016   2.223       2.389        23,255
                                                                                 2015   2.234       2.223        70,644
                                                                                 2014   2.056       2.234       127,243
                                                                                 2013   1.615       2.056       132,670
                                                                                 2012   1.422       1.615       250,871
                                                                                 2011   1.416       1.422       244,160
                                                                                 2010   1.284       1.416       335,548
                                                                                 2009   1.074       1.284       398,461
                                                                                 2008   1.551       1.074       427,872
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.500       3.079       109,382
                                                                                 2016   2.377       2.500       128,799
                                                                                 2015   2.211       2.377       124,883
                                                                                 2014   1.981       2.211       151,266
                                                                                 2013   1.467       1.981       171,419
                                                                                 2012   1.245       1.467       176,966
                                                                                 2011   1.280       1.245       258,960
                                                                                 2010   1.190       1.280       306,573
                                                                                 2009   0.854       1.190       325,132
                                                                                 2008   1.390       0.854       371,103
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.430       2.733        41,145
                                                                                 2016   2.196       2.430        40,531
                                                                                 2015   2.309       2.196        48,809
                                                                                 2014   2.111       2.309        57,224
                                                                                 2013   1.628       2.111        59,245
                                                                                 2012   1.428       1.628       104,101
                                                                                 2011   1.389       1.428       100,814
                                                                                 2010   1.296       1.389       124,583
                                                                                 2009   1.063       1.296       159,638
                                                                                 2008   1.686       1.063       180,595
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.227       3.927       210,303
                                                                                 2016   3.115       3.227       233,625
                                                                                 2015   3.326       3.115       249,892
                                                                                 2014   3.264       3.326       306,006
                                                                                 2013   2.267       3.264       386,905
                                                                                 2012   1.938       2.267       360,566
                                                                                 2011   1.952       1.938       415,904
                                                                                 2010   1.593       1.952       492,685
                                                                                 2009   1.139       1.593       580,193
                                                                                 2008   1.962       1.139       680,976
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.943       0.917            --
                                                                                 2008   1.541       0.943     1,605,616
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.951       0.938            --
                                                                                 2010   0.889       0.951       363,075
                                                                                 2009   0.773       0.889       438,436
                                                                                 2008   1.002       0.773       502,575
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.156       1.192            --
                                                                                 2008   1.126       1.156     5,225,270
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.456       1.559        45,755
                                                                                 2013   1.253       1.456        75,465
                                                                                 2012   1.156       1.253        90,996
                                                                                 2011   1.180       1.156       120,337
                                                                                 2010   1.075       1.180       126,347
                                                                                 2009   0.894       1.075       118,647
                                                                                 2008   1.220       0.894       160,007
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.006       0.974            --
                                                                                 2008   1.601       1.006     1,946,020

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.815       0.834           --
                                                                2008   1.463       0.815       10,812





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.769       3.563        46,453
                                                                           2016   2.812       2.769        47,770
                                                                           2015   2.686       2.812        48,054
                                                                           2014   2.683       2.686        48,495
                                                                           2013   2.122       2.683        47,383
                                                                           2012   1.769       2.122        49,522
                                                                           2011   1.984       1.769        50,120
                                                                           2010   1.814       1.984        53,938
                                                                           2009   1.302       1.814        54,218
                                                                           2008   2.160       1.302        71,213
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.652       3.330       187,214
                                                                           2016   2.475       2.652       189,698
                                                                           2015   2.366       2.475       191,220
                                                                           2014   2.228       2.366       200,703
                                                                           2013   1.750       2.228       212,123
                                                                           2012   1.517       1.750       220,894
                                                                           2011   1.619       1.517       241,206
                                                                           2010   1.394       1.619       246,417
                                                                           2009   1.021       1.394       248,258
                                                                           2008   1.863       1.021       294,324
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.343       2.807       163,451
                                                                           2016   2.147       2.343       166,955
                                                                           2015   2.162       2.147       169,428
                                                                           2014   1.997       2.162       170,385
                                                                           2013   1.528       1.997       177,641
                                                                           2012   1.329       1.528       182,392
                                                                           2011   1.383       1.329       204,013
                                                                           2010   1.268       1.383       209,725
                                                                           2009   0.987       1.268       210,752
                                                                           2008   1.623       0.987       217,900
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.743       1.677            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.086       2.209        61,657
                                                                           2016   1.863       2.086        63,811
                                                                           2015   1.975       1.863        64,783
                                                                           2014   1.950       1.975        65,109
                                                                           2013   1.813       1.950        65,443
                                                                           2012   1.584       1.813       113,189
                                                                           2011   1.577       1.584        75,990
                                                                           2010   1.387       1.577        65,769
                                                                           2009   0.961       1.387        66,580
                                                                           2008   1.295       0.961       125,574
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.270       1.528            --
                                                                           2016   1.190       1.270            --
                                                                           2015   1.241       1.190            --
                                                                           2014   1.207       1.241            --
                                                                           2013   0.952       1.207            --
                                                                           2012   0.833       0.952            --
                                                                           2011   0.978       0.833            --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.532       1.675       107,858

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.192       1.532      109,385
                                                                                       2015   1.288       1.192      110,074
                                                                                       2014   1.294       1.288      110,306
                                                                                       2013   0.998       1.294      111,894
                                                                                       2012   0.864       0.998      119,704
                                                                                       2011   0.970       0.864      115,019
                                                                                       2010   0.827       0.970      112,855
                                                                                       2009   0.668       0.827      113,441
                                                                                       2008   0.973       0.668      139,491
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.135       2.681       15,704
                                                                                       2016   1.956       2.135       16,276
                                                                                       2015   2.319       1.956       15,106
                                                                                       2014   2.534       2.319       14,295
                                                                                       2013   2.725       2.534           --
                                                                                       2012   2.342       2.725           --
                                                                                       2011   2.944       2.342           --
                                                                                       2010   2.432       2.944           --
                                                                                       2009   1.471       2.432           --
                                                                                       2008   3.223       1.471           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.871       0.827           --
                                                                                       2008   1.552       0.871       18,544
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.280       2.721        6,736
                                                                                       2016   2.151       2.280        7,015
                                                                                       2015   2.104       2.151        8,010
                                                                                       2014   1.892       2.104       12,274
                                                                                       2013   1.441       1.892       12,836
                                                                                       2012   1.297       1.441       13,070
                                                                                       2011   1.322       1.297       13,601
                                                                                       2010   1.200       1.322       13,587
                                                                                       2009   1.029       1.200       13,320
                                                                                       2008   1.676       1.029       12,353
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.081       1.174           96
                                                                                       2016   1.092       1.081          109
                                                                                       2015   1.130       1.092          567
                                                                                       2014   1.015       1.130       16,909
                                                                                       2013   1.000       1.015       21,274
                                                                                       2012   0.809       1.000       32,568
                                                                                       2011   0.873       0.809       31,016
                                                                                       2010   0.767       0.873       45,744
                                                                                       2009   0.580       0.767       76,228
                                                                                       2008   1.014       0.580       81,411
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.492       2.591           --
                                                                                       2013   1.972       2.492       29,786
                                                                                       2012   1.641       1.972       30,826
                                                                                       2011   1.809       1.641       29,801
                                                                                       2010   1.685       1.809       29,372
                                                                                       2009   1.202       1.685       66,965
                                                                                       2008   2.112       1.202       60,602
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.748       3.192        2,813
                                                                                       2016   2.726       2.748        2,963
                                                                                       2015   2.896       2.726        3,121
                                                                                       2014   2.583       2.896        3,286
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.366       3.029          859
                                                                                       2016   2.230       2.366          860
                                                                                       2015   2.381       2.230          862
                                                                                       2014   2.575       2.381          864
                                                                                       2013   2.011       2.575          866
                                                                                       2012   1.587       2.011        8,394
                                                                                       2011   1.885       1.587       10,977
                                                                                       2010   1.651       1.885          873
                                                                                       2009   1.085       1.651          876
                                                                                       2008   1.871       1.085       14,505
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.352       2.717       14,957

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.049       2.352        25,508
                                                                              2015   2.226       2.049        43,504
                                                                              2014   2.081       2.226        43,919
                                                                              2013   1.570       2.081        61,561
                                                                              2012   1.354       1.570        62,590
                                                                              2011   1.404       1.354        64,048
                                                                              2010   1.249       1.404        64,897
                                                                              2009   1.004       1.249        98,588
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.309       2.838            --
                                                                              2016   2.111       2.309            --
                                                                              2015   2.188       2.111            --
                                                                              2014   2.067       2.188            --
                                                                              2013   1.502       2.067            --
                                                                              2012   1.296       1.502            --
                                                                              2011   1.335       1.296            --
                                                                              2010   1.078       1.335            --
                                                                              2009   0.821       1.078            --
                                                                              2008   1.366       0.821            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.177       2.208            --
                                                                              2016   1.700       2.177            --
                                                                              2015   1.873       1.700            --
                                                                              2014   1.828       1.873            --
                                                                              2013   1.402       1.828            --
                                                                              2012   1.238       1.402            --
                                                                              2011   1.408       1.238            --
                                                                              2010   1.203       1.408            --
                                                                              2009   0.952       1.203            --
                                                                              2008   1.301       0.952            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.887       0.876            --
                                                                              2008   1.213       0.887            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.957       1.957            --
                                                                              2016   1.904       1.957            --
                                                                              2015   1.982       1.904        24,628
                                                                              2014   1.927       1.982        19,209
                                                                              2013   1.820       1.927        19,627
                                                                              2012   1.643       1.820        20,001
                                                                              2011   1.601       1.643        26,991
                                                                              2010   1.445       1.601        20,874
                                                                              2009   1.077       1.445        21,285
                                                                              2008   1.349       1.077        19,052
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.773       2.224           735
                                                                              2016   1.827       1.773        11,845
                                                                              2015   1.901       1.827        12,256
                                                                              2014   2.087       1.901        12,962
                                                                              2013   1.788       2.087        12,927
                                                                              2012   1.566       1.788        16,962
                                                                              2011   1.791       1.566        16,546
                                                                              2010   1.643       1.791        23,282
                                                                              2009   1.276       1.643        27,209
                                                                              2008   2.262       1.276        29,520
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.638       1.772            --
                                                                              2012   1.585       1.638           764
                                                                              2011   1.707       1.585           741
                                                                              2010   1.415       1.707           763
                                                                              2009   1.054       1.415           796
                                                                              2008   1.673       1.054           830
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.030       1.114            --
                                                                              2012   1.000       1.030        74,774
                                                                              2011   1.078       1.000        81,209
                                                                              2010   0.897       1.078        95,612
                                                                              2009   0.670       0.897       102,789
                                                                              2008   1.109       0.670       110,720
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.298       1.737        27,226

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.323       1.298        28,140
                                                                          2015   1.301       1.323        28,625
                                                                          2014   1.301       1.301        37,372
                                                                          2013   1.046       1.301        96,305
                                                                          2012   0.882       1.046       111,947
                                                                          2011   0.984       0.882        95,158
                                                                          2010   0.867       0.984        95,488
                                                                          2009   0.634       0.867       156,961
                                                                          2008   1.089       0.634       169,256
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.357       1.379        52,503
                                                                          2016   1.318       1.357        53,476
                                                                          2015   1.387       1.318        56,374
                                                                          2014   1.374       1.387        57,465
                                                                          2013   1.542       1.374        57,677
                                                                          2012   1.441       1.542        79,461
                                                                          2011   1.321       1.441        81,155
                                                                          2010   1.250       1.321        89,670
                                                                          2009   1.079       1.250        90,811
                                                                          2008   1.180       1.079        99,731
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.455       1.489       172,621
                                                                          2016   1.449       1.455       147,548
                                                                          2015   1.481       1.449       170,872
                                                                          2014   1.452       1.481       174,255
                                                                          2013   1.512       1.452       193,908
                                                                          2012   1.414       1.512       397,814
                                                                          2011   1.401       1.414       344,649
                                                                          2010   1.323       1.401       156,400
                                                                          2009   1.192       1.323       160,310
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.994       1.994            --
                                                                          2016   1.986       1.994            --
                                                                          2015   2.028       1.986            --
                                                                          2014   1.864       2.028            --
                                                                          2013   1.431       1.864            --
                                                                          2012   1.322       1.431            --
                                                                          2011   1.415       1.322            --
                                                                          2010   1.244       1.415            --
                                                                          2009   1.026       1.244            --
                                                                          2008   1.561       1.026         8,241
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.658       1.658            --
                                                                          2016   1.621       1.658            --
                                                                          2015   1.678       1.621         6,794
                                                                          2014   1.639       1.678            --
                                                                          2013   1.649       1.639            --
                                                                          2012   1.510       1.649        39,872
                                                                          2011   1.489       1.510        14,295
                                                                          2010   1.356       1.489            --
                                                                          2009   1.041       1.356            --
                                                                          2008   1.191       1.041        69,527
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.797       1.875            --
                                                                          2012   1.638       1.797            --
                                                                          2011   2.034       1.638            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.525       1.745        34,924
                                                                          2016   1.344       1.525        34,787
                                                                          2015   1.424       1.344        35,100
                                                                          2014   1.284       1.424        43,225
                                                                          2013   0.981       1.284        40,639
                                                                          2012   0.850       0.981        45,447
                                                                          2011   0.904       0.850       101,681
                                                                          2010   0.790       0.904        45,600
                                                                          2009   0.681       0.790        72,747
                                                                          2008   1.093       0.681        72,174
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.266       2.597        17,929
                                                                          2016   1.995       2.266        28,847
                                                                          2015   2.112       1.995        28,852
                                                                          2014   1.943       2.112        28,858
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.398       1.498        82,924

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.236       1.398        82,326
                                                                           2015   1.388       1.236        82,644
                                                                           2014   1.293       1.388        96,055
                                                                           2013   1.014       1.293        98,695
                                                                           2012   0.904       1.014       104,461
                                                                           2011   0.959       0.904       104,181
                                                                           2010   0.780       0.959       104,566
                                                                           2009   0.630       0.780       106,956
                                                                           2008   1.051       0.630       105,536
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.291       1.315         3,329
                                                                           2016   1.279       1.291         5,741
                                                                           2015   1.299       1.279         6,830
                                                                           2014   1.240       1.299         7,196
                                                                           2013   1.276       1.240         7,570
                                                                           2012   1.213       1.276         8,092
                                                                           2011   1.163       1.213         8,908
                                                                           2010   1.097       1.163         9,758
                                                                           2009   1.023       1.097        10,664
                                                                           2008   1.083       1.023        20,128
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.679       2.201        18,888
                                                                           2016   1.714       1.679        19,266
                                                                           2015   1.648       1.714        19,691
                                                                           2014   1.546       1.648        20,125
                                                                           2013   1.177       1.546        28,842
                                                                           2012   1.051       1.177        52,847
                                                                           2011   1.180       1.051        39,201
                                                                           2010   1.006       1.180        31,618
                                                                           2009   0.802       1.006        32,049
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.888       0.877       290,089
                                                                           2016   0.904       0.888       352,572
                                                                           2015   0.924       0.904       383,700
                                                                           2014   0.944       0.924       391,009
                                                                           2013   0.965       0.944       493,586
                                                                           2012   0.986       0.965       270,151
                                                                           2011   1.007       0.986       516,572
                                                                           2010   1.029       1.007       818,186
                                                                           2009   1.047       1.029       817,087
                                                                           2008   1.040       1.047        36,968
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.282       1.342            --
                                                                           2016   1.253       1.282            --
                                                                           2015   1.288       1.253            --
                                                                           2014   1.259       1.288            --
                                                                           2013   1.234       1.259            --
                                                                           2012   1.155       1.234            --
                                                                           2011   1.143       1.155            --
                                                                           2010   1.061       1.143            --
                                                                           2009   0.899       1.061            --
                                                                           2008   1.073       0.899            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.315       1.424            --
                                                                           2016   1.266       1.315            --
                                                                           2015   1.308       1.266        48,669
                                                                           2014   1.273       1.308       118,406
                                                                           2013   1.173       1.273            --
                                                                           2012   1.075       1.173            --
                                                                           2011   1.087       1.075            --
                                                                           2010   0.996       1.087            --
                                                                           2009   0.823       0.996            --
                                                                           2008   1.072       0.823            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.322       1.485        97,888
                                                                           2016   1.262       1.322        96,781
                                                                           2015   1.306       1.262        99,456
                                                                           2014   1.270       1.306       168,245
                                                                           2013   1.100       1.270            --
                                                                           2012   0.992       1.100            --
                                                                           2011   1.028       0.992            --
                                                                           2010   0.928       1.028            --
                                                                           2009   0.749       0.928            --
                                                                           2008   1.073       0.749            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.311
                                                                                           2016   1.239
                                                                                           2015   1.288
                                                                                           2014   1.250
                                                                                           2013   1.027
                                                                                           2012   0.910
                                                                                           2011   0.966
                                                                                           2010   0.861
                                                                                           2009   0.681
                                                                                           2008   1.073
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.655
                                                                                           2016   1.581
                                                                                           2015   1.574
                                                                                           2014   1.455
                                                                                           2013   1.233
                                                                                           2012   1.121
                                                                                           2011   1.103
                                                                                           2010   1.028
                                                                                           2009   0.889
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.879
                                                                                           2016   1.788
                                                                                           2015   1.784
                                                                                           2014   1.648
                                                                                           2013   1.259
                                                                                           2012   1.140
                                                                                           2011   1.214
                                                                                           2010   1.107
                                                                                           2009   0.857
                                                                                           2008   1.394
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.749
                                                                                           2008   1.388
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.222
                                                                                           2012   1.079
                                                                                           2011   1.176
                                                                                           2010   1.050
                                                                                           2009   0.882
                                                                                           2008   1.477
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.291
                                                                                           2016   2.223
                                                                                           2015   2.210
                                                                                           2014   2.033
                                                                                           2013   1.566
                                                                                           2012   1.443
                                                                                           2011   1.522
                                                                                           2010   1.350
                                                                                           2009   0.925
                                                                                           2008   1.741
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.907
                                                                                           2010   0.801
                                                                                           2009   0.622
                                                                                           2008   1.068
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.702
                                                                                           2016   1.562
                                                                                           2015   1.581
                                                                                           2014   1.428
                                                                                           2013   1.108
                                                                                           2012   0.981
                                                                                           2011   0.986
                                                                                           2010   0.880
                                                                                           2009   0.718
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.827



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.529      512,877
                                                                                           1.311      509,955
                                                                                           1.239      511,931
                                                                                           1.288      651,149
                                                                                           1.250           --
                                                                                           1.027           --
                                                                                           0.910           --
                                                                                           0.966           --
                                                                                           0.861           --
                                                                                           0.681           --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.865           --
                                                                                           1.655           --
                                                                                           1.581           --
                                                                                           1.574           --
                                                                                           1.455           --
                                                                                           1.233           --
                                                                                           1.121           --
                                                                                           1.103           --
                                                                                           1.028           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.190        4,253
                                                                                           1.879        4,480
                                                                                           1.788        4,719
                                                                                           1.784        4,968
                                                                                           1.648        5,209
                                                                                           1.259       11,652
                                                                                           1.140       11,893
                                                                                           1.214       12,151
                                                                                           1.107       12,391
                                                                                           0.857       16,688
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.781           --
                                                                                           0.749        9,381
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.342           --
                                                                                           1.222          945
                                                                                           1.079          947
                                                                                           1.176          950
                                                                                           1.050          954
                                                                                           0.882       35,230
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.805           --
                                                                                           2.291           --
                                                                                           2.223           --
                                                                                           2.210           --
                                                                                           2.033        2,485
                                                                                           1.566        6,744
                                                                                           1.443        2,514
                                                                                           1.522        2,531
                                                                                           1.350        2,549
                                                                                           0.925        2,568
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.981           --
                                                                                           0.907           --
                                                                                           0.801           --
                                                                                           0.622           --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.020       16,689
                                                                                           1.702       16,689
                                                                                           1.562       16,689
                                                                                           1.581       16,689
                                                                                           1.428       34,598
                                                                                           1.108       51,683
                                                                                           0.981       56,684
                                                                                           0.986       56,735
                                                                                           0.880       73,571
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2.007        5,375

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.713       1.827        5,066
                                                                                    2015   1.757       1.713        4,965
                                                                                    2014   1.656       1.757       15,469
                                                                                    2013   1.424       1.656       15,673
                                                                                    2012   1.307       1.424       34,195
                                                                                    2011   1.307       1.307       33,961
                                                                                    2010   1.215       1.307       34,319
                                                                                    2009   1.049       1.215       34,027
                                                                                    2008   1.379       1.049       39,367
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.183       2.521          801
                                                                                    2016   1.950       2.183          802
                                                                                    2015   1.995       1.950          804
                                                                                    2014   1.840       1.995        5,315
                                                                                    2013   1.385       1.840       65,678
                                                                                    2012   1.213       1.385       64,563
                                                                                    2011   1.229       1.213       67,029
                                                                                    2010   1.127       1.229       66,294
                                                                                    2009   0.953       1.127       62,233
                                                                                    2008   1.443       0.953       66,855
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.485       2.815           --
                                                                                    2016   2.139       2.485           --
                                                                                    2015   2.173       2.139           --
                                                                                    2014   2.220       2.173           --
                                                                                    2013   1.784       2.220          822
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.548       1.750       16,286
                                                                                    2016   1.336       1.548       21,685
                                                                                    2015   1.360       1.336       55,352
                                                                                    2014   1.394       1.360       57,999
                                                                                    2013   1.122       1.394       60,534
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.801       2.353           --
                                                                                    2016   1.812       1.801           --
                                                                                    2015   1.676       1.812           --
                                                                                    2014   1.573       1.676           --
                                                                                    2013   1.158       1.573           --
                                                                                    2012   0.997       1.158        7,319
                                                                                    2011   1.033       0.997        7,360
                                                                                    2010   0.904       1.033        7,536
                                                                                    2009   0.646       0.904       16,172
                                                                                    2008   1.137       0.646       14,189
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.519       3.021          537
                                                                                    2016   2.309       2.519          552
                                                                                    2015   2.302       2.309          547
                                                                                    2014   2.205       2.302          576
                                                                                    2013   1.563       2.205        5,814
                                                                                    2012   1.378       1.563       23,493
                                                                                    2011   1.388       1.378       23,932
                                                                                    2010   1.053       1.388       25,650
                                                                                    2009   0.776       1.053       25,769
                                                                                    2008   1.185       0.776       25,873
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.125       1.124       21,317
                                                                                    2016   1.133       1.125       22,454
                                                                                    2015   1.150       1.133       23,650
                                                                                    2014   1.141       1.150       24,902
                                                                                    2013   1.173       1.141       26,108
                                                                                    2012   1.157       1.173       27,323
                                                                                    2011   1.119       1.157       28,495
                                                                                    2010   1.079       1.119       29,746
                                                                                    2009   1.055       1.079       30,907
                                                                                    2008   1.080       1.055       36,576
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.465       1.399           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.276       1.203           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.658       3.163        3,159

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.521       2.658         3,328
                                                                                      2015   2.565       2.521         3,505
                                                                                      2014   2.347       2.565         3,691
                                                                                      2013   1.831       2.347         3,869
                                                                                      2012   1.611       1.831         4,049
                                                                                      2011   1.693       1.611        27,919
                                                                                      2010   1.479       1.693         4,408
                                                                                      2009   1.116       1.479         4,580
                                                                                      2008   1.990       1.116        42,503
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.349       2.839            --
                                                                                      2016   2.338       2.349            --
                                                                                      2015   2.364       2.338            --
                                                                                      2014   2.183       2.364            --
                                                                                      2013   1.613       2.183            --
                                                                                      2012   1.348       1.613            --
                                                                                      2011   1.417       1.348            --
                                                                                      2010   1.227       1.417            --
                                                                                      2009   0.923       1.227            --
                                                                                      2008   1.608       0.923            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.562       4.203        16,036
                                                                                      2016   3.252       3.562        16,993
                                                                                      2015   3.378       3.252        17,499
                                                                                      2014   3.255       3.378        17,763
                                                                                      2013   2.447       3.255        25,663
                                                                                      2012   2.183       2.447        29,254
                                                                                      2011   2.502       2.183        33,890
                                                                                      2010   1.988       2.502        29,033
                                                                                      2009   1.454       1.988        58,125
                                                                                      2008   2.459       1.454        62,345
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.544       3.218            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.891       2.160        42,242
                                                                                      2016   1.803       1.891        43,308
                                                                                      2015   1.970       1.803        44,516
                                                                                      2014   2.265       1.970        50,957
                                                                                      2013   1.882       2.265        57,853
                                                                                      2012   1.626       1.882        64,326
                                                                                      2011   1.859       1.626        69,229
                                                                                      2010   1.752       1.859        67,513
                                                                                      2009   1.306       1.752        68,376
                                                                                      2008   2.239       1.306       116,112
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.545       1.564            --
                                                                                      2009   1.256       1.545            --
                                                                                      2008   1.809       1.256            --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.631       1.534            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.912       2.043            --
                                                                                      2010   1.570       1.912            --
                                                                                      2009   1.023       1.570            --
                                                                                      2008   1.865       1.023           706
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.770       3.153            --
                                                                                      2016   2.797       2.770            --
                                                                                      2015   2.908       2.797            --
                                                                                      2014   2.468       2.908            --
                                                                                      2013   1.706       2.468            --
                                                                                      2012   1.468       1.706           358
                                                                                      2011   1.464       1.468           360
                                                                                      2010   1.197       1.464           362
                                                                                      2009   0.909       1.197           365
                                                                                      2008   1.558       0.909           368
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.934       1.941            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.495       1.934        17,931
                                                                                 2012   1.329       1.495        17,939
                                                                                 2011   1.447       1.329        17,948
                                                                                 2010   1.268       1.447        17,959
                                                                                 2009   1.002       1.268        17,971
                                                                                 2008   1.614       1.002        36,864
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.373       2.776            --
                                                                                 2016   2.209       2.373            --
                                                                                 2015   2.221       2.209            --
                                                                                 2014   2.045       2.221            --
                                                                                 2013   1.607       2.045            --
                                                                                 2012   1.416       1.607            --
                                                                                 2011   1.410       1.416            --
                                                                                 2010   1.279       1.410            --
                                                                                 2009   1.070       1.279            --
                                                                                 2008   1.547       1.070         8,246
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.483       3.056         4,066
                                                                                 2016   2.362       2.483         4,253
                                                                                 2015   2.198       2.362         4,485
                                                                                 2014   1.970       2.198            --
                                                                                 2013   1.460       1.970            --
                                                                                 2012   1.240       1.460         3,638
                                                                                 2011   1.275       1.240         3,641
                                                                                 2010   1.186       1.275         3,643
                                                                                 2009   0.851       1.186         3,646
                                                                                 2008   1.387       0.851         8,524
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.413       2.712            --
                                                                                 2016   2.182       2.413            --
                                                                                 2015   2.295       2.182            --
                                                                                 2014   2.099       2.295            --
                                                                                 2013   1.620       2.099            --
                                                                                 2012   1.421       1.620        13,589
                                                                                 2011   1.384       1.421            --
                                                                                 2010   1.291       1.384        12,957
                                                                                 2009   1.060       1.291        12,968
                                                                                 2008   1.682       1.060        12,981
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.205       3.898            --
                                                                                 2016   3.095       3.205            --
                                                                                 2015   3.307       3.095            --
                                                                                 2014   3.246       3.307            --
                                                                                 2013   2.255       3.246            --
                                                                                 2012   1.930       2.255            --
                                                                                 2011   1.945       1.930            --
                                                                                 2010   1.587       1.945            --
                                                                                 2009   1.136       1.587            --
                                                                                 2008   1.958       1.136            --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.940       0.914            --
                                                                                 2008   1.537       0.940        66,052
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.947       0.934            --
                                                                                 2010   0.886       0.947            --
                                                                                 2009   0.771       0.886            --
                                                                                 2008   1.000       0.771            --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.152       1.188            --
                                                                                 2008   1.123       1.152       243,442
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.449       1.550            --
                                                                                 2013   1.247       1.449            --
                                                                                 2012   1.151       1.247            --
                                                                                 2011   1.177       1.151            --
                                                                                 2010   1.072       1.177            --
                                                                                 2009   0.892       1.072            --
                                                                                 2008   1.218       0.892            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.003       0.971            --
                                                                                 2008   1.597       1.003       127,630

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.813       0.832    --
                                                                2008   1.459       0.813    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.524       3.247       138,788
                                                                           2016   2.564       2.524       163,400
                                                                           2015   2.451       2.564       217,456
                                                                           2014   2.449       2.451       464,356
                                                                           2013   1.938       2.449       649,146
                                                                           2012   1.617       1.938       690,699
                                                                           2011   1.814       1.617       797,771
                                                                           2010   1.659       1.814       924,544
                                                                           2009   1.192       1.659     1,044,018
                                                                           2008   1.978       1.192     1,141,028
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.420       3.038       956,405
                                                                           2016   2.260       2.420     1,014,901
                                                                           2015   2.162       2.260     1,173,505
                                                                           2014   2.037       2.162     1,807,670
                                                                           2013   1.600       2.037     2,384,674
                                                                           2012   1.388       1.600     2,716,642
                                                                           2011   1.482       1.388     2,970,575
                                                                           2010   1.276       1.482     3,446,041
                                                                           2009   0.936       1.276     3,909,891
                                                                           2008   1.708       0.936     4,043,683
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.138       2.560       783,195
                                                                           2016   1.960       2.138       958,403
                                                                           2015   1.975       1.960     1,083,336
                                                                           2014   1.825       1.975     1,602,810
                                                                           2013   1.397       1.825     2,413,083
                                                                           2012   1.216       1.397     2,701,226
                                                                           2011   1.266       1.216     3,094,800
                                                                           2010   1.161       1.266     3,467,359
                                                                           2009   0.905       1.161     3,592,504
                                                                           2008   1.488       0.905     3,719,738
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.599       1.538            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.007       2.124        71,426
                                                                           2016   1.793       2.007        71,473
                                                                           2015   1.902       1.793        77,311
                                                                           2014   1.878       1.902       252,256
                                                                           2013   1.747       1.878       368,255
                                                                           2012   1.528       1.747       404,634
                                                                           2011   1.522       1.528       420,297
                                                                           2010   1.339       1.522       367,542
                                                                           2009   0.929       1.339       493,560
                                                                           2008   1.251       0.929       619,979
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.263       1.519         2,434
                                                                           2016   1.184       1.263         4,559
                                                                           2015   1.236       1.184         7,002
                                                                           2014   1.202       1.236       131,419
                                                                           2013   0.949       1.202       327,249
                                                                           2012   0.831       0.949       444,424
                                                                           2011   0.975       0.831       452,213
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.524       1.665       151,299

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.187       1.524       179,074
                                                                                       2015   1.282       1.187       235,259
                                                                                       2014   1.289       1.282       757,076
                                                                                       2013   0.995       1.289     1,121,851
                                                                                       2012   0.862       0.995     1,367,859
                                                                                       2011   0.968       0.862     1,433,184
                                                                                       2010   0.825       0.968     1,501,589
                                                                                       2009   0.667       0.825     1,778,406
                                                                                       2008   0.972       0.667     1,745,181
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   1.911       2.399       410,539
                                                                                       2016   1.752       1.911       474,837
                                                                                       2015   2.078       1.752       524,844
                                                                                       2014   2.272       2.078       759,164
                                                                                       2013   2.445       2.272       398,185
                                                                                       2012   2.102       2.445       359,674
                                                                                       2011   2.643       2.102       377,152
                                                                                       2010   2.185       2.643       389,471
                                                                                       2009   1.322       2.185       430,807
                                                                                       2008   2.898       1.322       448,281
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.820       0.778            --
                                                                                       2008   1.462       0.820       131,271
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.124       2.533        64,147
                                                                                       2016   2.005       2.124        72,339
                                                                                       2015   1.962       2.005        83,887
                                                                                       2014   1.765       1.962       185,107
                                                                                       2013   1.345       1.765       272,938
                                                                                       2012   1.211       1.345       262,350
                                                                                       2011   1.236       1.211       331,624
                                                                                       2010   1.122       1.236       411,768
                                                                                       2009   0.962       1.122       447,645
                                                                                       2008   1.569       0.962       441,675
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.075       1.168       152,454
                                                                                       2016   1.087       1.075       175,784
                                                                                       2015   1.125       1.087       202,806
                                                                                       2014   1.012       1.125       403,380
                                                                                       2013   0.997       1.012       582,588
                                                                                       2012   0.807       0.997       613,356
                                                                                       2011   0.871       0.807       687,124
                                                                                       2010   0.765       0.871       788,405
                                                                                       2009   0.579       0.765       905,831
                                                                                       2008   1.013       0.579       954,582
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.321       2.413            --
                                                                                       2013   1.838       2.321       468,240
                                                                                       2012   1.530       1.838       554,192
                                                                                       2011   1.687       1.530       749,805
                                                                                       2010   1.572       1.687       776,075
                                                                                       2009   1.122       1.572       862,979
                                                                                       2008   1.973       1.122       922,485
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.555       2.967       180,224
                                                                                       2016   2.537       2.555       193,062
                                                                                       2015   2.696       2.537       246,225
                                                                                       2014   2.405       2.696       359,176
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.175       2.783        62,025
                                                                                       2016   2.051       2.175        78,292
                                                                                       2015   2.191       2.051       106,431
                                                                                       2014   2.370       2.191       170,166
                                                                                       2013   1.852       2.370       197,978
                                                                                       2012   1.463       1.852       215,044
                                                                                       2011   1.738       1.463       215,166
                                                                                       2010   1.523       1.738       250,592
                                                                                       2009   1.002       1.523       312,495
                                                                                       2008   1.727       1.002       361,162
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.115       2.442       381,477

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.843       2.115       497,769
                                                                              2015   2.004       1.843       590,810
                                                                              2014   1.874       2.004       753,109
                                                                              2013   1.415       1.874       434,350
                                                                              2012   1.220       1.415       586,063
                                                                              2011   1.266       1.220       619,158
                                                                              2010   1.127       1.266       640,434
                                                                              2009   0.906       1.127       829,741
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.295       2.820        45,400
                                                                              2016   2.100       2.295        47,828
                                                                              2015   2.178       2.100        48,859
                                                                              2014   2.058       2.178        58,518
                                                                              2013   1.497       2.058        76,592
                                                                              2012   1.291       1.497        70,465
                                                                              2011   1.331       1.291        71,035
                                                                              2010   1.076       1.331        49,225
                                                                              2009   0.820       1.076        57,435
                                                                              2008   1.365       0.820        70,163
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.164       2.194        13,197
                                                                              2016   1.691       2.164        13,420
                                                                              2015   1.864       1.691        14,401
                                                                              2014   1.820       1.864        30,270
                                                                              2013   1.396       1.820        51,016
                                                                              2012   1.234       1.396        45,542
                                                                              2011   1.404       1.234        39,649
                                                                              2010   1.201       1.404        68,812
                                                                              2009   0.951       1.201        43,078
                                                                              2008   1.300       0.951        56,727
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.885       0.874            --
                                                                              2008   1.210       0.885       465,448
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.852       1.852            --
                                                                              2016   1.801       1.852            --
                                                                              2015   1.876       1.801       164,971
                                                                              2014   1.825       1.876       214,165
                                                                              2013   1.724       1.825       210,599
                                                                              2012   1.558       1.724       163,346
                                                                              2011   1.519       1.558       171,336
                                                                              2010   1.372       1.519       170,851
                                                                              2009   1.023       1.372       186,401
                                                                              2008   1.281       1.023       146,992
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.614       2.024       192,791
                                                                              2016   1.665       1.614       246,198
                                                                              2015   1.732       1.665       306,907
                                                                              2014   1.903       1.732       341,181
                                                                              2013   1.631       1.903       375,954
                                                                              2012   1.429       1.631       423,883
                                                                              2011   1.636       1.429       514,171
                                                                              2010   1.501       1.636       542,075
                                                                              2009   1.166       1.501       554,678
                                                                              2008   2.069       1.166       586,996
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.499       1.621            --
                                                                              2012   1.451       1.499        61,869
                                                                              2011   1.564       1.451        63,174
                                                                              2010   1.297       1.564        67,963
                                                                              2009   0.967       1.297        85,165
                                                                              2008   1.535       0.967        93,830
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.026       1.110            --
                                                                              2012   0.996       1.026       473,681
                                                                              2011   1.075       0.996       505,149
                                                                              2010   0.895       1.075       463,499
                                                                              2009   0.669       0.895       398,822
                                                                              2008   1.108       0.669       378,102
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.291       1.727     1,362,800

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.317       1.291     1,801,133
                                                                          2015   1.295       1.317     1,972,799
                                                                          2014   1.296       1.295     2,468,409
                                                                          2013   1.042       1.296     3,007,046
                                                                          2012   0.879       1.042     3,633,207
                                                                          2011   0.981       0.879     3,846,523
                                                                          2010   0.865       0.981     4,047,274
                                                                          2009   0.633       0.865     4,693,468
                                                                          2008   1.088       0.633     4,903,552
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.283       1.303       221,163
                                                                          2016   1.247       1.283       213,667
                                                                          2015   1.313       1.247       248,015
                                                                          2014   1.301       1.313       810,336
                                                                          2013   1.461       1.301       771,143
                                                                          2012   1.367       1.461     1,013,468
                                                                          2011   1.253       1.367     1,151,093
                                                                          2010   1.186       1.253     1,238,422
                                                                          2009   1.024       1.186     1,265,695
                                                                          2008   1.121       1.024     1,195,507
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.413       1.444     1,329,135
                                                                          2016   1.407       1.413     1,542,068
                                                                          2015   1.439       1.407     1,712,340
                                                                          2014   1.411       1.439     2,841,353
                                                                          2013   1.471       1.411     3,776,771
                                                                          2012   1.376       1.471     3,883,138
                                                                          2011   1.364       1.376     4,148,350
                                                                          2010   1.289       1.364     2,490,762
                                                                          2009   1.161       1.289     2,713,340
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.880       1.880            --
                                                                          2016   1.872       1.880            --
                                                                          2015   1.913       1.872            --
                                                                          2014   1.759       1.913        12,569
                                                                          2013   1.351       1.759        25,431
                                                                          2012   1.249       1.351        25,650
                                                                          2011   1.338       1.249        25,596
                                                                          2010   1.177       1.338        25,589
                                                                          2009   0.971       1.177        27,163
                                                                          2008   1.478       0.971        26,870
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.649       1.649            --
                                                                          2016   1.611       1.649            --
                                                                          2015   1.669       1.611       184,095
                                                                          2014   1.631       1.669       388,328
                                                                          2013   1.642       1.631       458,212
                                                                          2012   1.504       1.642       478,491
                                                                          2011   1.484       1.504       482,061
                                                                          2010   1.352       1.484       520,864
                                                                          2009   1.038       1.352       679,018
                                                                          2008   1.189       1.038       774,968
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.604       1.673            --
                                                                          2012   1.463       1.604        61,352
                                                                          2011   1.817       1.463        42,051
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.517       1.735       568,657
                                                                          2016   1.337       1.517       626,924
                                                                          2015   1.418       1.337       698,603
                                                                          2014   1.279       1.418     1,171,083
                                                                          2013   0.978       1.279     1,476,445
                                                                          2012   0.847       0.978     1,661,874
                                                                          2011   0.902       0.847     1,844,292
                                                                          2010   0.788       0.902     2,043,400
                                                                          2009   0.681       0.788     2,318,149
                                                                          2008   1.092       0.681     2,720,214
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.040       2.336        34,317
                                                                          2016   1.796       2.040        30,644
                                                                          2015   1.903       1.796        35,892
                                                                          2014   1.751       1.903       107,878
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.390       1.489       239,362

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.230       1.390        263,783
                                                                           2015   1.382       1.230        256,971
                                                                           2014   1.288       1.382        610,432
                                                                           2013   1.011       1.288        830,149
                                                                           2012   0.901       1.011        899,878
                                                                           2011   0.956       0.901      1,026,784
                                                                           2010   0.779       0.956      1,071,669
                                                                           2009   0.629       0.779      1,401,084
                                                                           2008   1.051       0.629      1,360,483
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.255       1.278         46,605
                                                                           2016   1.244       1.255         27,151
                                                                           2015   1.264       1.244         61,996
                                                                           2014   1.207       1.264        166,391
                                                                           2013   1.243       1.207        306,651
                                                                           2012   1.182       1.243        280,725
                                                                           2011   1.134       1.182        352,335
                                                                           2010   1.070       1.134        390,685
                                                                           2009   0.999       1.070        559,412
                                                                           2008   1.057       0.999        468,495
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.587       2.079         55,926
                                                                           2016   1.621       1.587         65,269
                                                                           2015   1.559       1.621         90,383
                                                                           2014   1.463       1.559        208,962
                                                                           2013   1.115       1.463        325,831
                                                                           2012   0.996       1.115        377,758
                                                                           2011   1.118       0.996        424,725
                                                                           2010   0.954       1.118        431,532
                                                                           2009   0.761       0.954        475,973
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.884       0.873      5,112,959
                                                                           2016   0.901       0.884      3,269,265
                                                                           2015   0.921       0.901      3,761,731
                                                                           2014   0.941       0.921      4,768,675
                                                                           2013   0.962       0.941      4,784,533
                                                                           2012   0.984       0.962      5,447,560
                                                                           2011   1.005       0.984      5,574,947
                                                                           2010   1.028       1.005      5,758,011
                                                                           2009   1.046       1.028      7,628,176
                                                                           2008   1.040       1.046      7,012,301
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.275       1.334        602,958
                                                                           2016   1.247       1.275        690,878
                                                                           2015   1.282       1.247        644,224
                                                                           2014   1.254       1.282        671,007
                                                                           2013   1.230       1.254        762,184
                                                                           2012   1.151       1.230        752,126
                                                                           2011   1.140       1.151        764,076
                                                                           2010   1.059       1.140        621,182
                                                                           2009   0.898       1.059        722,607
                                                                           2008   1.072       0.898        578,047
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.308       1.415        138,824
                                                                           2016   1.260       1.308        138,855
                                                                           2015   1.302       1.260        181,999
                                                                           2014   1.268       1.302        522,655
                                                                           2013   1.169       1.268        597,979
                                                                           2012   1.072       1.169        751,400
                                                                           2011   1.085       1.072        741,163
                                                                           2010   0.994       1.085        628,820
                                                                           2009   0.822       0.994        317,946
                                                                           2008   1.071       0.822        164,694
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.315       1.476     18,897,734
                                                                           2016   1.255       1.315     21,483,983
                                                                           2015   1.300       1.255     23,745,286
                                                                           2014   1.265       1.300     25,102,270
                                                                           2013   1.096       1.265      1,963,839
                                                                           2012   0.989       1.096      2,016,439
                                                                           2011   1.025       0.989      2,026,546
                                                                           2010   0.926       1.025      2,048,328
                                                                           2009   0.748       0.926      2,123,102
                                                                           2008   1.072       0.748      2,600,791

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.304
                                                                                           2016   1.233
                                                                                           2015   1.282
                                                                                           2014   1.245
                                                                                           2013   1.024
                                                                                           2012   0.907
                                                                                           2011   0.964
                                                                                           2010   0.859
                                                                                           2009   0.680
                                                                                           2008   1.072
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.645
                                                                                           2016   1.571
                                                                                           2015   1.566
                                                                                           2014   1.448
                                                                                           2013   1.227
                                                                                           2012   1.117
                                                                                           2011   1.100
                                                                                           2010   1.025
                                                                                           2009   0.887
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.742
                                                                                           2016   1.659
                                                                                           2015   1.656
                                                                                           2014   1.530
                                                                                           2013   1.170
                                                                                           2012   1.060
                                                                                           2011   1.129
                                                                                           2010   1.030
                                                                                           2009   0.798
                                                                                           2008   1.298
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.711
                                                                                           2008   1.317
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.130
                                                                                           2012   0.999
                                                                                           2011   1.089
                                                                                           2010   0.973
                                                                                           2009   0.817
                                                                                           2008   1.369
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.069
                                                                                           2016   2.008
                                                                                           2015   1.998
                                                                                           2014   1.839
                                                                                           2013   1.417
                                                                                           2012   1.307
                                                                                           2011   1.379
                                                                                           2010   1.224
                                                                                           2009   0.838
                                                                                           2008   1.580
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.905
                                                                                           2010   0.799
                                                                                           2009   0.621
                                                                                           2008   1.067
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.693
                                                                                           2016   1.554
                                                                                           2015   1.574
                                                                                           2014   1.422
                                                                                           2013   1.104
                                                                                           2012   0.978
                                                                                           2011   0.984
                                                                                           2010   0.878
                                                                                           2009   0.717
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.715



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.520     55,009,697
                                                                                           1.304     57,771,450
                                                                                           1.233     62,291,586
                                                                                           1.282     64,658,583
                                                                                           1.245        396,512
                                                                                           1.024        504,854
                                                                                           0.907        933,091
                                                                                           0.964      1,284,074
                                                                                           0.859      1,347,042
                                                                                           0.680      1,111,255
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.853         84,778
                                                                                           1.645         86,346
                                                                                           1.571        144,717
                                                                                           1.566        181,664
                                                                                           1.448        361,342
                                                                                           1.227        350,182
                                                                                           1.117        353,357
                                                                                           1.100        476,141
                                                                                           1.025        471,185
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.029          6,489
                                                                                           1.742         15,364
                                                                                           1.659         27,798
                                                                                           1.656        173,766
                                                                                           1.530        274,885
                                                                                           1.170        240,600
                                                                                           1.060        304,655
                                                                                           1.129        300,993
                                                                                           1.030        421,963
                                                                                           0.798        386,755
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.741             --
                                                                                           0.711        343,411
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.241             --
                                                                                           1.130        717,294
                                                                                           0.999        786,607
                                                                                           1.089        829,482
                                                                                           0.973        880,256
                                                                                           0.817        931,125
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.532         26,608
                                                                                           2.069         28,556
                                                                                           2.008         52,281
                                                                                           1.998        175,775
                                                                                           1.839        229,575
                                                                                           1.417        239,819
                                                                                           1.307        220,475
                                                                                           1.379        238,600
                                                                                           1.224        252,987
                                                                                           0.838        284,819
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.978             --
                                                                                           0.905        523,582
                                                                                           0.799        465,327
                                                                                           0.621        482,672
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2.008        386,436
                                                                                           1.693        427,547
                                                                                           1.554        388,325
                                                                                           1.574        551,244
                                                                                           1.422        904,807
                                                                                           1.104        985,031
                                                                                           0.978        744,065
                                                                                           0.984        878,891
                                                                                           0.878      1,033,347
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.883        564,229

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.609       1.715       561,133
                                                                                    2015   1.651       1.609       712,342
                                                                                    2014   1.556       1.651     1,084,396
                                                                                    2013   1.340       1.556     1,463,978
                                                                                    2012   1.230       1.340     1,558,668
                                                                                    2011   1.230       1.230     1,779,668
                                                                                    2010   1.145       1.230     1,847,901
                                                                                    2009   0.988       1.145     2,157,425
                                                                                    2008   1.301       0.988     2,254,271
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.169       2.504       328,728
                                                                                    2016   1.938       2.169       350,274
                                                                                    2015   1.984       1.938       403,134
                                                                                    2014   1.831       1.984       652,708
                                                                                    2013   1.379       1.831       830,630
                                                                                    2012   1.208       1.379       404,317
                                                                                    2011   1.225       1.208       448,332
                                                                                    2010   1.124       1.225       486,463
                                                                                    2009   0.951       1.124       566,943
                                                                                    2008   1.440       0.951       598,060
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.269       2.570            --
                                                                                    2016   1.955       2.269         1,825
                                                                                    2015   1.987       1.955         2,917
                                                                                    2014   2.031       1.987         4,152
                                                                                    2013   1.633       2.031        26,461
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.539       1.739       356,154
                                                                                    2016   1.329       1.539       305,653
                                                                                    2015   1.354       1.329       342,437
                                                                                    2014   1.388       1.354       379,861
                                                                                    2013   1.117       1.388       441,462
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.791       2.339        22,711
                                                                                    2016   1.804       1.791        23,033
                                                                                    2015   1.668       1.804        43,356
                                                                                    2014   1.567       1.668        79,960
                                                                                    2013   1.154       1.567       115,776
                                                                                    2012   0.994       1.154       130,480
                                                                                    2011   1.030       0.994       197,401
                                                                                    2010   0.902       1.030       296,460
                                                                                    2009   0.645       0.902       386,707
                                                                                    2008   1.136       0.645       395,142
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.502       2.999        97,091
                                                                                    2016   2.294       2.502       108,025
                                                                                    2015   2.289       2.294       122,756
                                                                                    2014   2.194       2.289       307,211
                                                                                    2013   1.555       2.194       381,437
                                                                                    2012   1.372       1.555       467,633
                                                                                    2011   1.382       1.372       580,971
                                                                                    2010   1.049       1.382       733,074
                                                                                    2009   0.774       1.049       999,289
                                                                                    2008   1.182       0.774     1,087,541
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.118       1.117        57,761
                                                                                    2016   1.127       1.118        57,537
                                                                                    2015   1.144       1.127        66,219
                                                                                    2014   1.135       1.144       179,835
                                                                                    2013   1.168       1.135       200,803
                                                                                    2012   1.153       1.168       349,518
                                                                                    2011   1.115       1.153       382,110
                                                                                    2010   1.076       1.115       414,144
                                                                                    2009   1.053       1.076       395,891
                                                                                    2008   1.078       1.053       542,172
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.364       1.303            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.181       1.113            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.483       2.954       450,529

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.356       2.483       541,604
                                                                                      2015   2.399       2.356       587,956
                                                                                      2014   2.196       2.399       782,093
                                                                                      2013   1.714       2.196     1,003,752
                                                                                      2012   1.509       1.714     1,127,745
                                                                                      2011   1.587       1.509     1,198,636
                                                                                      2010   1.387       1.587     1,284,388
                                                                                      2009   1.047       1.387     1,399,567
                                                                                      2008   1.867       1.047     1,583,569
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.164       2.614            --
                                                                                      2016   2.154       2.164            --
                                                                                      2015   2.180       2.154         1,300
                                                                                      2014   2.014       2.180         3,048
                                                                                      2013   1.489       2.014         3,371
                                                                                      2012   1.245       1.489         3,656
                                                                                      2011   1.309       1.245         3,889
                                                                                      2010   1.134       1.309         4,158
                                                                                      2009   0.854       1.134         4,438
                                                                                      2008   1.488       0.854         4,433
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.192       3.764       220,609
                                                                                      2016   2.915       3.192       233,239
                                                                                      2015   3.029       2.915       263,621
                                                                                      2014   2.920       3.029       492,440
                                                                                      2013   2.197       2.920       639,701
                                                                                      2012   1.961       2.197       749,249
                                                                                      2011   2.248       1.961       785,623
                                                                                      2010   1.788       2.248       797,891
                                                                                      2009   1.308       1.788       950,303
                                                                                      2008   2.213       1.308       980,802
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.187       2.894            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.713       1.955       440,691
                                                                                      2016   1.634       1.713       479,912
                                                                                      2015   1.786       1.634       519,557
                                                                                      2014   2.054       1.786       679,678
                                                                                      2013   1.708       2.054       810,535
                                                                                      2012   1.477       1.708       892,122
                                                                                      2011   1.689       1.477       974,513
                                                                                      2010   1.593       1.689     1,045,008
                                                                                      2009   1.188       1.593     1,143,831
                                                                                      2008   2.037       1.188     1,222,137
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.442       1.459            --
                                                                                      2009   1.173       1.442            --
                                                                                      2008   1.690       1.173            --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.493       1.403            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.708       1.824            --
                                                                                      2010   1.403       1.708        84,656
                                                                                      2009   0.914       1.403       110,409
                                                                                      2008   1.668       0.914       136,456
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.504       2.849       102,878
                                                                                      2016   2.529       2.504       133,913
                                                                                      2015   2.631       2.529       178,495
                                                                                      2014   2.234       2.631       234,058
                                                                                      2013   1.545       2.234       333,666
                                                                                      2012   1.331       1.545       352,281
                                                                                      2011   1.328       1.331       390,711
                                                                                      2010   1.086       1.328       459,942
                                                                                      2009   0.825       1.086       493,226
                                                                                      2008   1.415       0.825       503,618
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.743       1.749            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.348       1.743       272,027
                                                                                 2012   1.199       1.348       180,451
                                                                                 2011   1.306       1.199       204,240
                                                                                 2010   1.145       1.306       243,750
                                                                                 2009   0.905       1.145       240,105
                                                                                 2008   1.459       0.905       244,917
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.171       2.539            --
                                                                                 2016   2.022       2.171            --
                                                                                 2015   2.034       2.022            --
                                                                                 2014   1.873       2.034        18,925
                                                                                 2013   1.473       1.873        27,110
                                                                                 2012   1.299       1.473        48,085
                                                                                 2011   1.294       1.299        54,407
                                                                                 2010   1.175       1.294        63,454
                                                                                 2009   0.983       1.175        63,235
                                                                                 2008   1.422       0.983        73,109
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.236       2.752        13,245
                                                                                 2016   2.129       2.236        13,666
                                                                                 2015   1.982       2.129        37,228
                                                                                 2014   1.777       1.982        83,689
                                                                                 2013   1.318       1.777       158,022
                                                                                 2012   1.120       1.318       169,862
                                                                                 2011   1.152       1.120       200,841
                                                                                 2010   1.072       1.152       206,203
                                                                                 2009   0.770       1.072       207,644
                                                                                 2008   1.255       0.770       212,178
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.149       2.414         7,184
                                                                                 2016   1.944       2.149         7,373
                                                                                 2015   2.046       1.944        23,673
                                                                                 2014   1.872       2.046        52,277
                                                                                 2013   1.446       1.872       113,949
                                                                                 2012   1.269       1.446       126,729
                                                                                 2011   1.236       1.269       135,740
                                                                                 2010   1.154       1.236       141,934
                                                                                 2009   0.948       1.154       145,454
                                                                                 2008   1.505       0.948       146,376
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   2.851       3.466        24,255
                                                                                 2016   2.754       2.851        29,846
                                                                                 2015   2.944       2.754        32,727
                                                                                 2014   2.892       2.944        95,892
                                                                                 2013   2.010       2.892       148,790
                                                                                 2012   1.721       2.010       173,988
                                                                                 2011   1.735       1.721       205,303
                                                                                 2010   1.417       1.735       204,100
                                                                                 2009   1.014       1.417       229,767
                                                                                 2008   1.749       1.014       252,875
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.874       0.849            --
                                                                                 2008   1.429       0.874       838,597
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.944       0.931            --
                                                                                 2010   0.884       0.944       581,580
                                                                                 2009   0.769       0.884       480,109
                                                                                 2008   0.998       0.769       467,154
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.123       1.158            --
                                                                                 2008   1.095       1.123     2,693,404
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.442       1.542        25,895
                                                                                 2013   1.242       1.442        26,033
                                                                                 2012   1.147       1.242        26,163
                                                                                 2011   1.173       1.147        56,534
                                                                                 2010   1.069       1.173        93,681
                                                                                 2009   0.889       1.069        93,119
                                                                                 2008   1.216       0.889        90,377
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.906       0.877            --
                                                                                 2008   1.442       0.906       896,716

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.770       0.788    --
                                                                2008   1.383       0.770    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.094       2.692           --
                                                                           2016   2.129       2.094           --
                                                                           2015   2.036       2.129           --
                                                                           2014   2.035       2.036           --
                                                                           2013   1.611       2.035           --
                                                                           2012   1.345       1.611           --
                                                                           2011   1.509       1.345           --
                                                                           2010   1.382       1.509           --
                                                                           2009   0.993       1.382           --
                                                                           2008   1.648       0.993           --
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.089       2.620           --
                                                                           2016   1.951       2.089           --
                                                                           2015   1.867       1.951           --
                                                                           2014   1.760       1.867           --
                                                                           2013   1.384       1.760        2,998
                                                                           2012   1.200       1.384        3,007
                                                                           2011   1.283       1.200        3,018
                                                                           2010   1.105       1.283        3,031
                                                                           2009   0.811       1.105        3,045
                                                                           2008   1.480       0.811        3,059
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   1.845       2.208           --
                                                                           2016   1.692       1.845           --
                                                                           2015   1.706       1.692           --
                                                                           2014   1.577       1.706           --
                                                                           2013   1.208       1.577          902
                                                                           2012   1.052       1.208          905
                                                                           2011   1.096       1.052          908
                                                                           2010   1.006       1.096        3,138
                                                                           2009   0.784       1.006        9,180
                                                                           2008   1.290       0.784       11,545
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.314       1.264           --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   1.840       1.947           --
                                                                           2016   1.645       1.840           --
                                                                           2015   1.746       1.645           --
                                                                           2014   1.725       1.746           --
                                                                           2013   1.606       1.725           --
                                                                           2012   1.405       1.606           --
                                                                           2011   1.400       1.405           --
                                                                           2010   1.232       1.400          851
                                                                           2009   0.855       1.232        3,439
                                                                           2008   1.152       0.855        4,714
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.256       1.510           --
                                                                           2016   1.179       1.256           --
                                                                           2015   1.230       1.179           --
                                                                           2014   1.197       1.230           --
                                                                           2013   0.946       1.197           --
                                                                           2012   0.829       0.946           --
                                                                           2011   0.973       0.829           --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.516       1.655           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.181       1.516           --
                                                                                       2015   1.277       1.181           --
                                                                                       2014   1.284       1.277           --
                                                                                       2013   0.991       1.284           --
                                                                                       2012   0.860       0.991           --
                                                                                       2011   0.966       0.860           --
                                                                                       2010   0.824       0.966        1,313
                                                                                       2009   0.666       0.824        5,116
                                                                                       2008   0.971       0.666        6,288
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   1.384       1.737          641
                                                                                       2016   1.270       1.384        3,213
                                                                                       2015   1.507       1.270        3,213
                                                                                       2014   1.648       1.507        3,213
                                                                                       2013   1.774       1.648           --
                                                                                       2012   1.526       1.774           --
                                                                                       2011   1.920       1.526           --
                                                                                       2010   1.588       1.920           --
                                                                                       2009   0.961       1.588           --
                                                                                       2008   2.108       0.961           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.725       0.687           --
                                                                                       2008   1.292       0.725           --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   1.920       2.289           --
                                                                                       2016   1.813       1.920           --
                                                                                       2015   1.775       1.813           --
                                                                                       2014   1.598       1.775           --
                                                                                       2013   1.218       1.598           --
                                                                                       2012   1.098       1.218           --
                                                                                       2011   1.120       1.098           --
                                                                                       2010   1.018       1.120           --
                                                                                       2009   0.873       1.018           --
                                                                                       2008   1.425       0.873           --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.070       1.161           --
                                                                                       2016   1.082       1.070           --
                                                                                       2015   1.120       1.082           --
                                                                                       2014   1.008       1.120           --
                                                                                       2013   0.993       1.008           --
                                                                                       2012   0.804       0.993           --
                                                                                       2011   0.869       0.804           --
                                                                                       2010   0.764       0.869          667
                                                                                       2009   0.578       0.764        2,714
                                                                                       2008   1.012       0.578        3,714
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.027       2.107           --
                                                                                       2013   1.606       2.027           --
                                                                                       2012   1.337       1.606           --
                                                                                       2011   1.476       1.337           --
                                                                                       2010   1.376       1.476           --
                                                                                       2009   0.983       1.376           --
                                                                                       2008   1.728       0.983           --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.228       2.586           --
                                                                                       2016   2.213       2.228           --
                                                                                       2015   2.353       2.213           --
                                                                                       2014   2.100       2.353           --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   1.864       2.384           --
                                                                                       2016   1.759       1.864           --
                                                                                       2015   1.880       1.759           --
                                                                                       2014   2.035       1.880           --
                                                                                       2013   1.591       2.035          861
                                                                                       2012   1.257       1.591          864
                                                                                       2011   1.495       1.257          867
                                                                                       2010   1.310       1.495          871
                                                                                       2009   0.862       1.310          875
                                                                                       2008   1.487       0.862          879
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   1.828       2.109           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.594       1.828            --
                                                                              2015   1.733       1.594            --
                                                                              2014   1.622       1.733            --
                                                                              2013   1.225       1.622            --
                                                                              2012   1.057       1.225            --
                                                                              2011   1.097       1.057            --
                                                                              2010   0.977       1.097            --
                                                                              2009   0.786       0.977            --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.282       2.803            --
                                                                              2016   2.089       2.282            --
                                                                              2015   2.167       2.089            --
                                                                              2014   2.049       2.167            --
                                                                              2013   1.491       2.049            --
                                                                              2012   1.287       1.491            --
                                                                              2011   1.327       1.287            --
                                                                              2010   1.073       1.327            --
                                                                              2009   0.818       1.073            --
                                                                              2008   1.363       0.818            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.152       2.180            --
                                                                              2016   1.682       2.152            --
                                                                              2015   1.855       1.682            --
                                                                              2014   1.812       1.855            --
                                                                              2013   1.391       1.812            --
                                                                              2012   1.230       1.391            --
                                                                              2011   1.400       1.230            --
                                                                              2010   1.198       1.400            --
                                                                              2009   0.949       1.198            --
                                                                              2008   1.298       0.949            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.883       0.872            --
                                                                              2008   1.208       0.883            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.688       1.688            --
                                                                              2016   1.642       1.688            --
                                                                              2015   1.712       1.642            --
                                                                              2014   1.665       1.712            --
                                                                              2013   1.575       1.665            --
                                                                              2012   1.423       1.575            --
                                                                              2011   1.388       1.423            --
                                                                              2010   1.255       1.388            --
                                                                              2009   0.936       1.255            --
                                                                              2008   1.173       0.936            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.375       1.723        70,905
                                                                              2016   1.419       1.375        92,067
                                                                              2015   1.477       1.419       105,168
                                                                              2014   1.624       1.477       125,938
                                                                              2013   1.393       1.624       123,988
                                                                              2012   1.221       1.393       183,252
                                                                              2011   1.398       1.221       185,757
                                                                              2010   1.284       1.398       246,499
                                                                              2009   0.998       1.284       285,027
                                                                              2008   1.771       0.998       327,394
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.229       1.329            --
                                                                              2012   1.191       1.229            --
                                                                              2011   1.283       1.191            --
                                                                              2010   1.065       1.283            --
                                                                              2009   0.794       1.065            --
                                                                              2008   1.261       0.794            --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.022       1.105            --
                                                                              2012   0.993       1.022       169,411
                                                                              2011   1.072       0.993       186,468
                                                                              2010   0.893       1.072       223,296
                                                                              2009   0.667       0.893       229,127
                                                                              2008   1.106       0.667       251,501
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.284       1.717            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.310       1.284           --
                                                                          2015   1.289       1.310           --
                                                                          2014   1.291       1.289           --
                                                                          2013   1.039       1.291        1,134
                                                                          2012   0.877       1.039        1,137
                                                                          2011   0.979       0.877        1,141
                                                                          2010   0.864       0.979        1,146
                                                                          2009   0.632       0.864        1,151
                                                                          2008   1.087       0.632        1,156
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.230       1.249           --
                                                                          2016   1.196       1.230           --
                                                                          2015   1.260       1.196           --
                                                                          2014   1.249       1.260           --
                                                                          2013   1.404       1.249           --
                                                                          2012   1.313       1.404           --
                                                                          2011   1.205       1.313           --
                                                                          2010   1.141       1.205          947
                                                                          2009   0.986       1.141        3,545
                                                                          2008   1.080       0.986        4,296
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.393       1.423           --
                                                                          2016   1.388       1.393        9,416
                                                                          2015   1.420       1.388        9,048
                                                                          2014   1.394       1.420        8,980
                                                                          2013   1.453       1.394       29,696
                                                                          2012   1.360       1.453       25,290
                                                                          2011   1.349       1.360       24,862
                                                                          2010   1.275       1.349           --
                                                                          2009   1.149       1.275           --
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.691       1.691           --
                                                                          2016   1.684       1.691           --
                                                                          2015   1.722       1.684           --
                                                                          2014   1.584       1.722           --
                                                                          2013   1.217       1.584           --
                                                                          2012   1.126       1.217           --
                                                                          2011   1.206       1.126           --
                                                                          2010   1.062       1.206           --
                                                                          2009   0.876       1.062           --
                                                                          2008   1.335       0.876           --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.639       1.639           --
                                                                          2016   1.602       1.639           --
                                                                          2015   1.660       1.602           --
                                                                          2014   1.623       1.660           --
                                                                          2013   1.635       1.623           --
                                                                          2012   1.498       1.635           --
                                                                          2011   1.479       1.498           --
                                                                          2010   1.348       1.479           --
                                                                          2009   1.036       1.348           --
                                                                          2008   1.187       1.036           --
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.334       1.391           --
                                                                          2012   1.217       1.334           --
                                                                          2011   1.513       1.217           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.509       1.725           --
                                                                          2016   1.331       1.509           --
                                                                          2015   1.412       1.331           --
                                                                          2014   1.275       1.412           --
                                                                          2013   0.974       1.275        1,603
                                                                          2012   0.845       0.974        1,608
                                                                          2011   0.900       0.845        1,614
                                                                          2010   0.787       0.900        1,620
                                                                          2009   0.680       0.787        1,628
                                                                          2008   1.091       0.680        1,635
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.704       1.951           --
                                                                          2016   1.502       1.704           --
                                                                          2015   1.591       1.502           --
                                                                          2014   1.465       1.591           --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.383       1.480           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.224       1.383            --
                                                                           2015   1.376       1.224            --
                                                                           2014   1.283       1.376            --
                                                                           2013   1.007       1.283            --
                                                                           2012   0.898       1.007            --
                                                                           2011   0.954       0.898            --
                                                                           2010   0.777       0.954         1,991
                                                                           2009   0.628       0.777         8,099
                                                                           2008   1.050       0.628        10,311
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.238       1.261            --
                                                                           2016   1.228       1.238            --
                                                                           2015   1.249       1.228            --
                                                                           2014   1.193       1.249            --
                                                                           2013   1.229       1.193            --
                                                                           2012   1.169       1.229            --
                                                                           2011   1.122       1.169            --
                                                                           2010   1.059       1.122            --
                                                                           2009   0.990       1.059            --
                                                                           2008   1.048       0.990            --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.421       1.861            --
                                                                           2016   1.452       1.421            --
                                                                           2015   1.398       1.452            --
                                                                           2014   1.313       1.398            --
                                                                           2013   1.000       1.313           909
                                                                           2012   0.895       1.000           912
                                                                           2011   1.005       0.895           915
                                                                           2010   0.858       1.005           919
                                                                           2009   0.684       0.858           923
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.888       0.876        16,900
                                                                           2016   0.905       0.888        15,603
                                                                           2015   0.926       0.905        16,196
                                                                           2014   0.947       0.926        22,502
                                                                           2013   0.968       0.947        35,188
                                                                           2012   0.991       0.968        31,491
                                                                           2011   1.013       0.991       169,646
                                                                           2010   1.036       1.013        38,483
                                                                           2009   1.055       1.036        62,582
                                                                           2008   1.049       1.055        13,530
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.268       1.326            --
                                                                           2016   1.241       1.268            --
                                                                           2015   1.277       1.241            --
                                                                           2014   1.250       1.277            --
                                                                           2013   1.226       1.250            --
                                                                           2012   1.148       1.226            --
                                                                           2011   1.137       1.148            --
                                                                           2010   1.057       1.137            --
                                                                           2009   0.897       1.057            --
                                                                           2008   1.071       0.897            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.301       1.407        25,722
                                                                           2016   1.254       1.301        25,417
                                                                           2015   1.296       1.254        28,221
                                                                           2014   1.264       1.296        56,757
                                                                           2013   1.165       1.264            --
                                                                           2012   1.069       1.165            --
                                                                           2011   1.082       1.069            --
                                                                           2010   0.992       1.082        42,696
                                                                           2009   0.821       0.992        44,924
                                                                           2008   1.070       0.821        47,501
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.308       1.468       479,567
                                                                           2016   1.249       1.308       531,574
                                                                           2015   1.294       1.249       572,867
                                                                           2014   1.260       1.294     1,022,027
                                                                           2013   1.092       1.260            --
                                                                           2012   0.987       1.092            --
                                                                           2011   1.023       0.987            --
                                                                           2010   0.925       1.023        86,790
                                                                           2009   0.747       0.925        91,292
                                                                           2008   1.071       0.747        96,530

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.297
                                                                                           2016   1.227
                                                                                           2015   1.276
                                                                                           2014   1.241
                                                                                           2013   1.021
                                                                                           2012   0.905
                                                                                           2011   0.962
                                                                                           2010   0.857
                                                                                           2009   0.679
                                                                                           2008   1.071
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.634
                                                                                           2016   1.562
                                                                                           2015   1.558
                                                                                           2014   1.441
                                                                                           2013   1.222
                                                                                           2012   1.112
                                                                                           2011   1.096
                                                                                           2010   1.022
                                                                                           2009   0.885
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.601
                                                                                           2016   1.525
                                                                                           2015   1.523
                                                                                           2014   1.408
                                                                                           2013   1.077
                                                                                           2012   0.976
                                                                                           2011   1.040
                                                                                           2010   0.950
                                                                                           2009   0.736
                                                                                           2008   1.198
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.640
                                                                                           2008   1.185
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.005
                                                                                           2012   0.889
                                                                                           2011   0.969
                                                                                           2010   0.866
                                                                                           2009   0.728
                                                                                           2008   1.221
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   1.743
                                                                                           2016   1.693
                                                                                           2015   1.685
                                                                                           2014   1.552
                                                                                           2013   1.197
                                                                                           2012   1.104
                                                                                           2011   1.166
                                                                                           2010   1.035
                                                                                           2009   0.709
                                                                                           2008   1.337
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.902
                                                                                           2010   0.798
                                                                                           2009   0.621
                                                                                           2008   1.066
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.683
                                                                                           2016   1.546
                                                                                           2015   1.566
                                                                                           2014   1.417
                                                                                           2013   1.100
                                                                                           2012   0.975
                                                                                           2011   0.981
                                                                                           2010   0.876
                                                                                           2009   0.715
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.594



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.511         9,764
                                                                                           1.297         9,793
                                                                                           1.227         9,824
                                                                                           1.276       121,519
                                                                                           1.241            --
                                                                                           1.021            --
                                                                                           0.905            --
                                                                                           0.962            --
                                                                                           0.857            --
                                                                                           0.679            --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.840            --
                                                                                           1.634            --
                                                                                           1.562            --
                                                                                           1.558            --
                                                                                           1.441            --
                                                                                           1.222            --
                                                                                           1.112            --
                                                                                           1.096            --
                                                                                           1.022            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.864            --
                                                                                           1.601            --
                                                                                           1.525            --
                                                                                           1.523            --
                                                                                           1.408            --
                                                                                           1.077            --
                                                                                           0.976            --
                                                                                           1.040            --
                                                                                           0.950            --
                                                                                           0.736            --
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.666            --
                                                                                           0.640           928
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.104            --
                                                                                           1.005            --
                                                                                           0.889            --
                                                                                           0.969            --
                                                                                           0.866            --
                                                                                           0.728            --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.133            --
                                                                                           1.743            --
                                                                                           1.693            --
                                                                                           1.685            --
                                                                                           1.552            --
                                                                                           1.197            --
                                                                                           1.104            --
                                                                                           1.166            --
                                                                                           1.035            --
                                                                                           0.709            --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.976            --
                                                                                           0.902        44,777
                                                                                           0.798        47,070
                                                                                           0.621        49,771
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.995            --
                                                                                           1.683        48,362
                                                                                           1.546        48,362
                                                                                           1.566            --
                                                                                           1.417           982
                                                                                           1.100           985
                                                                                           0.975           989
                                                                                           0.981           993
                                                                                           0.876           997
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.749            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.496       1.594            --
                                                                                    2015   1.536       1.496            --
                                                                                    2014   1.449       1.536            --
                                                                                    2013   1.247       1.449            --
                                                                                    2012   1.146       1.247            --
                                                                                    2011   1.147       1.146            --
                                                                                    2010   1.067       1.147            --
                                                                                    2009   0.922       1.067            --
                                                                                    2008   1.214       0.922            --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.155       2.487            --
                                                                                    2016   1.927       2.155            --
                                                                                    2015   1.974       1.927            --
                                                                                    2014   1.822       1.974            --
                                                                                    2013   1.373       1.822            --
                                                                                    2012   1.204       1.373            --
                                                                                    2011   1.221       1.204            --
                                                                                    2010   1.120       1.221            --
                                                                                    2009   0.948       1.120            --
                                                                                    2008   1.438       0.948            --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   1.857       2.102            --
                                                                                    2016   1.600       1.857            --
                                                                                    2015   1.627       1.600            --
                                                                                    2014   1.664       1.627            --
                                                                                    2013   1.338       1.664            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.530       1.728        44,335
                                                                                    2016   1.322       1.530        67,311
                                                                                    2015   1.347       1.322       101,289
                                                                                    2014   1.382       1.347       105,519
                                                                                    2013   1.113       1.382       104,748
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.782       2.325            --
                                                                                    2016   1.795       1.782            --
                                                                                    2015   1.661       1.795            --
                                                                                    2014   1.561       1.661            --
                                                                                    2013   1.150       1.561            --
                                                                                    2012   0.992       1.150        44,052
                                                                                    2011   1.028       0.992        69,300
                                                                                    2010   0.901       1.028        95,479
                                                                                    2009   0.644       0.901        93,761
                                                                                    2008   1.136       0.644       127,177
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   1.916       2.295        23,204
                                                                                    2016   1.758       1.916        30,794
                                                                                    2015   1.754       1.758        31,434
                                                                                    2014   1.682       1.754        34,056
                                                                                    2013   1.194       1.682        34,920
                                                                                    2012   1.053       1.194        89,619
                                                                                    2011   1.062       1.053       104,398
                                                                                    2010   0.806       1.062       145,734
                                                                                    2009   0.595       0.806       145,314
                                                                                    2008   0.909       0.595       146,797
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.111       1.109            --
                                                                                    2016   1.120       1.111            --
                                                                                    2015   1.138       1.120            --
                                                                                    2014   1.130       1.138            --
                                                                                    2013   1.162       1.130            --
                                                                                    2012   1.149       1.162            --
                                                                                    2011   1.112       1.149            --
                                                                                    2010   1.073       1.112            --
                                                                                    2009   1.050       1.073            --
                                                                                    2008   1.076       1.050            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.259       1.203            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   0.963       0.907            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.129       2.531            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.021       2.129           --
                                                                                      2015   2.058       2.021           --
                                                                                      2014   1.886       2.058           --
                                                                                      2013   1.473       1.886           --
                                                                                      2012   1.297       1.473           --
                                                                                      2011   1.364       1.297           --
                                                                                      2010   1.193       1.364        1,361
                                                                                      2009   0.901       1.193        5,254
                                                                                      2008   1.608       0.901        6,928
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.046       2.470           --
                                                                                      2016   2.038       2.046           --
                                                                                      2015   2.063       2.038           --
                                                                                      2014   1.907       2.063           --
                                                                                      2013   1.411       1.907           --
                                                                                      2012   1.180       1.411           --
                                                                                      2011   1.242       1.180           --
                                                                                      2010   1.076       1.242           --
                                                                                      2009   0.811       1.076           --
                                                                                      2008   1.414       0.811           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   2.461       2.901           --
                                                                                      2016   2.249       2.461           --
                                                                                      2015   2.338       2.249           --
                                                                                      2014   2.256       2.338           --
                                                                                      2013   1.698       2.256           --
                                                                                      2012   1.516       1.698           --
                                                                                      2011   1.739       1.516           --
                                                                                      2010   1.383       1.739           --
                                                                                      2009   1.012       1.383           --
                                                                                      2008   1.715       1.012           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.319       2.105           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.393       1.590           --
                                                                                      2016   1.330       1.393           --
                                                                                      2015   1.454       1.330           --
                                                                                      2014   1.674       1.454           --
                                                                                      2013   1.392       1.674           --
                                                                                      2012   1.204       1.392           --
                                                                                      2011   1.378       1.204           --
                                                                                      2010   1.300       1.378        1,289
                                                                                      2009   0.970       1.300        4,681
                                                                                      2008   1.665       0.970        6,651
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.233       1.248           --
                                                                                      2009   1.004       1.233           --
                                                                                      2008   1.447       1.004           --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.303       1.225           --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.422       1.519           --
                                                                                      2010   1.169       1.422           --
                                                                                      2009   0.762       1.169           --
                                                                                      2008   1.391       0.762           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.101       2.389           --
                                                                                      2016   2.123       2.101           --
                                                                                      2015   2.210       2.123           --
                                                                                      2014   1.877       2.210           --
                                                                                      2013   1.299       1.877           --
                                                                                      2012   1.119       1.299           --
                                                                                      2011   1.117       1.119           --
                                                                                      2010   0.914       1.117           --
                                                                                      2009   0.695       0.914           --
                                                                                      2008   1.192       0.695           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.459       1.463           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.129       1.459          --
                                                                                 2012   1.004       1.129          --
                                                                                 2011   1.095       1.004          --
                                                                                 2010   0.960       1.095          --
                                                                                 2009   0.759       0.960          --
                                                                                 2008   1.224       0.759          --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   1.944       2.273          --
                                                                                 2016   1.812       1.944          --
                                                                                 2015   1.824       1.812          --
                                                                                 2014   1.680       1.824          --
                                                                                 2013   1.322       1.680          --
                                                                                 2012   1.166       1.322          --
                                                                                 2011   1.162       1.166          --
                                                                                 2010   1.056       1.162          --
                                                                                 2009   0.884       1.056          --
                                                                                 2008   1.279       0.884          --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   1.921       2.362          --
                                                                                 2016   1.829       1.921          --
                                                                                 2015   1.704       1.829          --
                                                                                 2014   1.529       1.704          --
                                                                                 2013   1.134       1.529          --
                                                                                 2012   0.964       1.134          --
                                                                                 2011   0.993       0.964          --
                                                                                 2010   0.924       0.993          --
                                                                                 2009   0.664       0.924          --
                                                                                 2008   1.083       0.664          --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   1.858       2.087          --
                                                                                 2016   1.682       1.858          --
                                                                                 2015   1.771       1.682          --
                                                                                 2014   1.621       1.771          --
                                                                                 2013   1.253       1.621          --
                                                                                 2012   1.100       1.253          --
                                                                                 2011   1.072       1.100          --
                                                                                 2010   1.001       1.072          --
                                                                                 2009   0.823       1.001          --
                                                                                 2008   1.307       0.823          --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   2.210       2.685          --
                                                                                 2016   2.136       2.210          --
                                                                                 2015   2.285       2.136          --
                                                                                 2014   2.245       2.285          --
                                                                                 2013   1.561       2.245          --
                                                                                 2012   1.337       1.561          --
                                                                                 2011   1.349       1.337          --
                                                                                 2010   1.102       1.349          --
                                                                                 2009   0.790       1.102          --
                                                                                 2008   1.362       0.790          --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.782       0.760          --
                                                                                 2008   1.280       0.782         912
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.944       0.931          --
                                                                                 2010   0.884       0.944          --
                                                                                 2009   0.770       0.884          --
                                                                                 2008   0.999       0.770          --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.112       1.146          --
                                                                                 2008   1.085       1.112          --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.435       1.534          --
                                                                                 2013   1.237       1.435          --
                                                                                 2012   1.143       1.237          --
                                                                                 2011   1.169       1.143          --
                                                                                 2010   1.066       1.169          --
                                                                                 2009   0.887       1.066          --
                                                                                 2008   1.213       0.887          --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.786       0.761          --
                                                                                 2008   1.252       0.786          --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.703       0.719    --
                                                                2008   1.263       0.703    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.713       3.486        74,581
                                                                           2016   2.759       2.713       100,862
                                                                           2015   2.640       2.759       119,635
                                                                           2014   2.640       2.640       146,742
                                                                           2013   2.091       2.640       204,710
                                                                           2012   1.746       2.091       331,819
                                                                           2011   1.961       1.746       366,504
                                                                           2010   1.796       1.961       355,520
                                                                           2009   1.291       1.796       399,676
                                                                           2008   2.145       1.291       414,140
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.598       3.258       319,925
                                                                           2016   2.428       2.598       368,155
                                                                           2015   2.325       2.428       445,215
                                                                           2014   2.193       2.325       557,241
                                                                           2013   1.725       2.193       790,662
                                                                           2012   1.497       1.725     1,002,017
                                                                           2011   1.600       1.497     1,168,660
                                                                           2010   1.380       1.600     1,304,247
                                                                           2009   1.013       1.380     1,466,866
                                                                           2008   1.850       1.013     1,581,286
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.296       2.746       362,277
                                                                           2016   2.107       2.296       386,492
                                                                           2015   2.125       2.107       447,038
                                                                           2014   1.965       2.125       538,935
                                                                           2013   1.506       1.965       778,600
                                                                           2012   1.312       1.506     1,134,309
                                                                           2011   1.368       1.312     1,240,530
                                                                           2010   1.256       1.368     1,294,622
                                                                           2009   0.979       1.256     1,360,796
                                                                           2008   1.612       0.979     1,362,494
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.731       1.664            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.044       2.161       100,081
                                                                           2016   1.828       2.044       128,316
                                                                           2015   1.941       1.828       136,258
                                                                           2014   1.919       1.941       139,647
                                                                           2013   1.787       1.919       175,618
                                                                           2012   1.564       1.787       209,355
                                                                           2011   1.559       1.564       247,914
                                                                           2010   1.373       1.559       323,414
                                                                           2009   0.953       1.373       331,715
                                                                           2008   1.286       0.953       233,300
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.249       1.501            --
                                                                           2016   1.173       1.249            --
                                                                           2015   1.225       1.173            --
                                                                           2014   1.193       1.225            --
                                                                           2013   0.942       1.193            --
                                                                           2012   0.826       0.942            --
                                                                           2011   0.970       0.826        69,254
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.508       1.646       204,333

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.175       1.508       221,755
                                                                                       2015   1.271       1.175       337,078
                                                                                       2014   1.279       1.271       455,744
                                                                                       2013   0.988       1.279       591,732
                                                                                       2012   0.857       0.988       782,544
                                                                                       2011   0.964       0.857       897,988
                                                                                       2010   0.822       0.964       984,492
                                                                                       2009   0.665       0.822     1,141,011
                                                                                       2008   0.970       0.665     1,139,528
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.091       2.623       186,943
                                                                                       2016   1.919       2.091       214,022
                                                                                       2015   2.279       1.919       263,763
                                                                                       2014   2.494       2.279       322,334
                                                                                       2013   2.686       2.494       121,727
                                                                                       2012   2.312       2.686       149,758
                                                                                       2011   2.910       2.312       212,847
                                                                                       2010   2.408       2.910       228,808
                                                                                       2009   1.459       2.408       260,447
                                                                                       2008   3.199       1.459       250,646
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.864       0.819            --
                                                                                       2008   1.541       0.864       117,570
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.233       2.662        57,424
                                                                                       2016   2.110       2.233        60,617
                                                                                       2015   2.067       2.110        89,964
                                                                                       2014   1.862       2.067       122,156
                                                                                       2013   1.420       1.862       156,152
                                                                                       2012   1.280       1.420       213,615
                                                                                       2011   1.307       1.280       285,007
                                                                                       2010   1.188       1.307       293,615
                                                                                       2009   1.020       1.188       343,436
                                                                                       2008   1.665       1.020       306,283
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.064       1.154       138,014
                                                                                       2016   1.076       1.064       137,921
                                                                                       2015   1.115       1.076       201,722
                                                                                       2014   1.004       1.115       220,988
                                                                                       2013   0.990       1.004       411,197
                                                                                       2012   0.802       0.990       470,231
                                                                                       2011   0.866       0.802       570,908
                                                                                       2010   0.762       0.866       576,167
                                                                                       2009   0.577       0.762       687,470
                                                                                       2008   1.011       0.577       762,788
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.453       2.549            --
                                                                                       2013   1.944       2.453        83,986
                                                                                       2012   1.619       1.944       121,805
                                                                                       2011   1.788       1.619       166,099
                                                                                       2010   1.668       1.788       207,920
                                                                                       2009   1.192       1.668       428,768
                                                                                       2008   2.098       1.192       212,523
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.692       3.123        34,163
                                                                                       2016   2.675       2.692        36,525
                                                                                       2015   2.845       2.675        40,770
                                                                                       2014   2.541       2.845        67,498
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.318       2.963        68,756
                                                                                       2016   2.188       2.318        71,085
                                                                                       2015   2.340       2.188        57,521
                                                                                       2014   2.534       2.340        57,165
                                                                                       2013   1.982       2.534       112,733
                                                                                       2012   1.567       1.982        97,122
                                                                                       2011   1.864       1.567       126,226
                                                                                       2010   1.635       1.864       168,709
                                                                                       2009   1.076       1.635       192,793
                                                                                       2008   1.858       1.076       230,313
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.305       2.658       286,711

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.010       2.305       326,753
                                                                              2015   2.188       2.010       371,634
                                                                              2014   2.048       2.188       400,003
                                                                              2013   1.548       2.048        91,187
                                                                              2012   1.337       1.548       137,263
                                                                              2011   1.388       1.337       147,699
                                                                              2010   1.236       1.388       152,329
                                                                              2009   0.995       1.236       147,408
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.269       2.785        10,334
                                                                              2016   2.078       2.269        10,334
                                                                              2015   2.157       2.078        10,334
                                                                              2014   2.040       2.157        10,334
                                                                              2013   1.485       2.040        10,334
                                                                              2012   1.283       1.485        10,334
                                                                              2011   1.324       1.283        15,038
                                                                              2010   1.071       1.324        15,038
                                                                              2009   0.817       1.071        13,451
                                                                              2008   1.361       0.817         4,708
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.139       2.166        20,895
                                                                              2016   1.673       2.139        20,895
                                                                              2015   1.846       1.673        20,895
                                                                              2014   1.804       1.846        23,018
                                                                              2013   1.386       1.804        25,156
                                                                              2012   1.226       1.386            --
                                                                              2011   1.396       1.226            --
                                                                              2010   1.195       1.396            --
                                                                              2009   0.947       1.195            --
                                                                              2008   1.296       0.947        29,950
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.881       0.869            --
                                                                              2008   1.206       0.881        41,064
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.920       1.920            --
                                                                              2016   1.868       1.920            --
                                                                              2015   1.948       1.868       212,301
                                                                              2014   1.896       1.948       223,027
                                                                              2013   1.794       1.896       458,056
                                                                              2012   1.622       1.794       503,075
                                                                              2011   1.583       1.622       530,150
                                                                              2010   1.431       1.583       593,749
                                                                              2009   1.068       1.431       635,335
                                                                              2008   1.339       1.068       429,278
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.737       2.175       341,306
                                                                              2016   1.793       1.737       369,583
                                                                              2015   1.868       1.793       376,133
                                                                              2014   2.054       1.868       376,053
                                                                              2013   1.762       2.054       415,429
                                                                              2012   1.545       1.762       498,479
                                                                              2011   1.771       1.545       540,687
                                                                              2010   1.627       1.771       574,162
                                                                              2009   1.265       1.627       564,512
                                                                              2008   2.246       1.265       655,778
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.614       1.746            --
                                                                              2012   1.565       1.614       153,415
                                                                              2011   1.688       1.565       169,715
                                                                              2010   1.401       1.688       179,405
                                                                              2009   1.045       1.401       196,624
                                                                              2008   1.661       1.045       226,739
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.018       1.101            --
                                                                              2012   0.990       1.018       336,292
                                                                              2011   1.069       0.990       447,407
                                                                              2010   0.890       1.069       576,675
                                                                              2009   0.666       0.890       666,203
                                                                              2008   1.105       0.666       700,535
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.277       1.707       161,726

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.304       1.277       213,881
                                                                          2015   1.284       1.304       306,284
                                                                          2014   1.286       1.284       328,605
                                                                          2013   1.035       1.286       504,625
                                                                          2012   0.874       1.035       630,818
                                                                          2011   0.977       0.874       671,115
                                                                          2010   0.862       0.977       645,990
                                                                          2009   0.631       0.862       683,113
                                                                          2008   1.086       0.631       755,075
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.329       1.349       136,437
                                                                          2016   1.294       1.329       141,805
                                                                          2015   1.363       1.294       143,141
                                                                          2014   1.352       1.363       189,558
                                                                          2013   1.520       1.352       222,820
                                                                          2012   1.423       1.520       303,714
                                                                          2011   1.306       1.423       310,034
                                                                          2010   1.237       1.306       319,838
                                                                          2009   1.070       1.237       287,113
                                                                          2008   1.172       1.070       303,957
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.426       1.456       533,340
                                                                          2016   1.422       1.426       580,630
                                                                          2015   1.455       1.422       636,105
                                                                          2014   1.429       1.455       755,981
                                                                          2013   1.491       1.429     1,073,583
                                                                          2012   1.396       1.491     1,529,282
                                                                          2011   1.385       1.396     1,387,380
                                                                          2010   1.310       1.385       774,717
                                                                          2009   1.181       1.310       685,975
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.956       1.956            --
                                                                          2016   1.949       1.956            --
                                                                          2015   1.993       1.949        14,386
                                                                          2014   1.835       1.993        15,229
                                                                          2013   1.411       1.835            --
                                                                          2012   1.305       1.411        21,721
                                                                          2011   1.399       1.305        21,610
                                                                          2010   1.232       1.399        21,418
                                                                          2009   1.018       1.232        20,634
                                                                          2008   1.550       1.018         4,673
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.629       1.629            --
                                                                          2016   1.593       1.629            --
                                                                          2015   1.651       1.593       136,625
                                                                          2014   1.616       1.651       143,017
                                                                          2013   1.628       1.616       372,815
                                                                          2012   1.493       1.628       404,673
                                                                          2011   1.474       1.493       443,771
                                                                          2010   1.344       1.474       481,112
                                                                          2009   1.034       1.344       500,177
                                                                          2008   1.185       1.034       281,588
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.772       1.847            --
                                                                          2012   1.617       1.772       300,452
                                                                          2011   2.010       1.617       311,070
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.501       1.715       263,136
                                                                          2016   1.324       1.501       320,677
                                                                          2015   1.406       1.324       312,374
                                                                          2014   1.270       1.406       376,985
                                                                          2013   0.971       1.270       560,071
                                                                          2012   0.842       0.971       642,796
                                                                          2011   0.898       0.842       696,907
                                                                          2010   0.785       0.898       754,357
                                                                          2009   0.679       0.785       837,753
                                                                          2008   1.090       0.679       892,095
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.220       2.540        13,285
                                                                          2016   1.958       2.220        11,119
                                                                          2015   2.076       1.958        12,075
                                                                          2014   1.912       2.076        26,235
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.376       1.472       189,825

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.219       1.376       188,899
                                                                           2015   1.370       1.219       216,530
                                                                           2014   1.279       1.370       248,198
                                                                           2013   1.004       1.279       331,613
                                                                           2012   0.896       1.004       359,900
                                                                           2011   0.952       0.896       433,315
                                                                           2010   0.776       0.952       556,675
                                                                           2009   0.627       0.776       747,810
                                                                           2008   1.049       0.627       694,665
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.265       1.287       146,758
                                                                           2016   1.255       1.265       195,002
                                                                           2015   1.277       1.255       149,247
                                                                           2014   1.220       1.277       155,796
                                                                           2013   1.258       1.220       151,130
                                                                           2012   1.197       1.258       170,353
                                                                           2011   1.149       1.197       193,972
                                                                           2010   1.086       1.149       204,707
                                                                           2009   1.015       1.086       244,693
                                                                           2008   1.075       1.015       347,607
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.645       2.153        55,609
                                                                           2016   1.682       1.645        62,377
                                                                           2015   1.619       1.682        65,243
                                                                           2014   1.522       1.619        68,228
                                                                           2013   1.160       1.522        89,449
                                                                           2012   1.038       1.160       135,495
                                                                           2011   1.166       1.038       183,093
                                                                           2010   0.996       1.166       179,770
                                                                           2009   0.795       0.996       208,922
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.870       0.858       908,078
                                                                           2016   0.887       0.870     1,232,140
                                                                           2015   0.908       0.887     1,562,242
                                                                           2014   0.929       0.908     1,371,972
                                                                           2013   0.951       0.929     1,747,083
                                                                           2012   0.973       0.951     2,213,265
                                                                           2011   0.996       0.973     2,398,749
                                                                           2010   1.019       0.996     2,788,304
                                                                           2009   1.038       1.019     2,986,298
                                                                           2008   1.033       1.038     4,776,389
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.261       1.318        30,638
                                                                           2016   1.235       1.261        30,699
                                                                           2015   1.271       1.235        30,762
                                                                           2014   1.245       1.271        30,826
                                                                           2013   1.221       1.245        30,888
                                                                           2012   1.145       1.221       442,846
                                                                           2011   1.135       1.145       464,840
                                                                           2010   1.055       1.135       547,931
                                                                           2009   0.896       1.055       422,602
                                                                           2008   1.071       0.896       393,489
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.294       1.399       151,342
                                                                           2016   1.248       1.294       164,535
                                                                           2015   1.291       1.248       174,667
                                                                           2014   1.259       1.291       973,787
                                                                           2013   1.161       1.259       308,157
                                                                           2012   1.066       1.161       348,045
                                                                           2011   1.080       1.066       359,060
                                                                           2010   0.990       1.080       440,225
                                                                           2009   0.819       0.990       456,936
                                                                           2008   1.070       0.819       397,189
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.301       1.459     1,035,531
                                                                           2016   1.243       1.301     1,109,487
                                                                           2015   1.289       1.243     1,524,589
                                                                           2014   1.255       1.289     2,381,612
                                                                           2013   1.089       1.255       433,695
                                                                           2012   0.984       1.089       363,710
                                                                           2011   1.021       0.984       580,845
                                                                           2010   0.923       1.021       586,069
                                                                           2009   0.746       0.923       736,500
                                                                           2008   1.070       0.746       830,396

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.290
                                                                                           2016   1.221
                                                                                           2015   1.271
                                                                                           2014   1.236
                                                                                           2013   1.017
                                                                                           2012   0.902
                                                                                           2011   0.959
                                                                                           2010   0.856
                                                                                           2009   0.678
                                                                                           2008   1.070
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.624
                                                                                           2016   1.553
                                                                                           2015   1.549
                                                                                           2014   1.434
                                                                                           2013   1.217
                                                                                           2012   1.108
                                                                                           2011   1.092
                                                                                           2010   1.019
                                                                                           2009   0.883
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.841
                                                                                           2016   1.755
                                                                                           2015   1.754
                                                                                           2014   1.622
                                                                                           2013   1.241
                                                                                           2012   1.126
                                                                                           2011   1.200
                                                                                           2010   1.096
                                                                                           2009   0.850
                                                                                           2008   1.384
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.743
                                                                                           2008   1.378
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.204
                                                                                           2012   1.066
                                                                                           2011   1.163
                                                                                           2010   1.040
                                                                                           2009   0.874
                                                                                           2008   1.467
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.244
                                                                                           2016   2.181
                                                                                           2015   2.171
                                                                                           2014   2.001
                                                                                           2013   1.544
                                                                                           2012   1.425
                                                                                           2011   1.505
                                                                                           2010   1.337
                                                                                           2009   0.917
                                                                                           2008   1.729
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.900
                                                                                           2010   0.796
                                                                                           2009   0.620
                                                                                           2008   1.065
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.674
                                                                                           2016   1.538
                                                                                           2015   1.559
                                                                                           2014   1.411
                                                                                           2013   1.096
                                                                                           2012   0.972
                                                                                           2011   0.978
                                                                                           2010   0.874
                                                                                           2009   0.714
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.790



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.503       166,755
                                                                                           1.290       184,427
                                                                                           1.221       328,622
                                                                                           1.271     2,135,315
                                                                                           1.236       107,875
                                                                                           1.017       108,002
                                                                                           0.902        44,644
                                                                                           0.959       185,462
                                                                                           0.856       186,029
                                                                                           0.678       359,704
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.827        69,761
                                                                                           1.624        53,097
                                                                                           1.553        41,440
                                                                                           1.549        44,631
                                                                                           1.434        84,752
                                                                                           1.217        47,802
                                                                                           1.108       104,461
                                                                                           1.092        42,960
                                                                                           1.019        40,948
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.142        22,807
                                                                                           1.841        25,039
                                                                                           1.755        26,176
                                                                                           1.754        27,377
                                                                                           1.622        37,094
                                                                                           1.241        66,273
                                                                                           1.126        52,030
                                                                                           1.200        46,753
                                                                                           1.096        44,882
                                                                                           0.850        45,468
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.774            --
                                                                                           0.743       115,085
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.323            --
                                                                                           1.204       176,801
                                                                                           1.066       178,475
                                                                                           1.163       179,732
                                                                                           1.040       157,203
                                                                                           0.874       171,530
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.745        55,539
                                                                                           2.244        62,084
                                                                                           2.181        77,988
                                                                                           2.171        75,914
                                                                                           2.001       100,064
                                                                                           1.544       103,086
                                                                                           1.425       109,194
                                                                                           1.505       107,471
                                                                                           1.337       160,608
                                                                                           0.917       189,318
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.973            --
                                                                                           0.900        69,303
                                                                                           0.796       377,802
                                                                                           0.620       429,900
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.983       638,328
                                                                                           1.674       709,843
                                                                                           1.538       729,043
                                                                                           1.559       818,892
                                                                                           1.411     1,089,634
                                                                                           1.096     1,090,098
                                                                                           0.972     1,222,586
                                                                                           0.978     1,315,224
                                                                                           0.874     1,424,412
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.964       230,143

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.681       1.790       260,731
                                                                                    2015   1.726       1.681       284,846
                                                                                    2014   1.629       1.726       358,069
                                                                                    2013   1.404       1.629       507,404
                                                                                    2012   1.290       1.404       700,796
                                                                                    2011   1.292       1.290       750,201
                                                                                    2010   1.203       1.292       827,928
                                                                                    2009   1.040       1.203       843,405
                                                                                    2008   1.370       1.040     1,055,838
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.142       2.470       111,936
                                                                                    2016   1.916       2.142       133,259
                                                                                    2015   1.963       1.916       135,587
                                                                                    2014   1.813       1.963       154,371
                                                                                    2013   1.367       1.813       200,800
                                                                                    2012   1.199       1.367       109,638
                                                                                    2011   1.217       1.199       116,928
                                                                                    2010   1.117       1.217       194,883
                                                                                    2009   0.946       1.117       285,920
                                                                                    2008   1.435       0.946       273,405
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.435       2.754        16,726
                                                                                    2016   2.099       2.435        16,517
                                                                                    2015   2.136       2.099        17,062
                                                                                    2014   2.185       2.136        17,412
                                                                                    2013   1.758       2.185        92,635
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.522       1.717       158,435
                                                                                    2016   1.315       1.522       180,973
                                                                                    2015   1.341       1.315       200,607
                                                                                    2014   1.376       1.341       226,464
                                                                                    2013   1.109       1.376       254,635
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.772       2.312        59,387
                                                                                    2016   1.786       1.772        60,843
                                                                                    2015   1.654       1.786        63,352
                                                                                    2014   1.555       1.654        64,039
                                                                                    2013   1.147       1.555       403,427
                                                                                    2012   0.989       1.147       214,405
                                                                                    2011   1.026       0.989       262,441
                                                                                    2010   0.899       1.026       307,400
                                                                                    2009   0.643       0.899       361,706
                                                                                    2008   1.135       0.643       356,675
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.468       2.956       177,699
                                                                                    2016   2.265       2.468       193,766
                                                                                    2015   2.262       2.265       208,698
                                                                                    2014   2.171       2.262       242,791
                                                                                    2013   1.541       2.171       461,010
                                                                                    2012   1.360       1.541       586,329
                                                                                    2011   1.372       1.360       688,470
                                                                                    2010   1.043       1.372       788,168
                                                                                    2009   0.770       1.043       607,650
                                                                                    2008   1.176       0.770       629,902
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.104       1.102       210,881
                                                                                    2016   1.114       1.104       210,917
                                                                                    2015   1.132       1.114       210,952
                                                                                    2014   1.125       1.132        49,000
                                                                                    2013   1.157       1.125        62,783
                                                                                    2012   1.144       1.157       103,987
                                                                                    2011   1.108       1.144       181,278
                                                                                    2010   1.070       1.108       386,489
                                                                                    2009   1.048       1.070       408,253
                                                                                    2008   1.074       1.048       176,288
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.455       1.389            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.267       1.194            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.604       3.094        85,783

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.473       2.604       109,021
                                                                                      2015   2.520       2.473       114,453
                                                                                      2014   2.310       2.520       149,391
                                                                                      2013   1.805       2.310       217,648
                                                                                      2012   1.590       1.805       287,775
                                                                                      2011   1.674       1.590       347,057
                                                                                      2010   1.465       1.674       377,039
                                                                                      2009   1.106       1.465       393,578
                                                                                      2008   1.976       1.106       467,202
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.301       2.777         8,028
                                                                                      2016   2.294       2.301         7,788
                                                                                      2015   2.323       2.294         7,739
                                                                                      2014   2.148       2.323         7,664
                                                                                      2013   1.590       2.148         8,496
                                                                                      2012   1.331       1.590        10,924
                                                                                      2011   1.401       1.331        42,732
                                                                                      2010   1.215       1.401        45,478
                                                                                      2009   0.915       1.215        60,493
                                                                                      2008   1.597       0.915        64,122
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.490       4.112        97,700
                                                                                      2016   3.191       3.490       115,542
                                                                                      2015   3.319       3.191       138,728
                                                                                      2014   3.203       3.319       192,587
                                                                                      2013   2.412       3.203       317,608
                                                                                      2012   2.155       2.412       448,444
                                                                                      2011   2.474       2.155       490,882
                                                                                      2010   1.969       2.474       503,376
                                                                                      2009   1.441       1.969       422,203
                                                                                      2008   2.442       1.441       381,449
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.519       3.195            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.853       2.113       240,630
                                                                                      2016   1.769       1.853       259,122
                                                                                      2015   1.936       1.769       342,476
                                                                                      2014   2.229       1.936       404,216
                                                                                      2013   1.855       2.229       482,079
                                                                                      2012   1.605       1.855       560,952
                                                                                      2011   1.838       1.605       659,711
                                                                                      2010   1.735       1.838       726,578
                                                                                      2009   1.296       1.735       720,976
                                                                                      2008   2.224       1.296       654,891
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.530       1.547            --
                                                                                      2009   1.246       1.530        39,432
                                                                                      2008   1.796       1.246        45,516
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.619       1.522            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.890       2.018            --
                                                                                      2010   1.555       1.890       348,041
                                                                                      2009   1.014       1.555       316,463
                                                                                      2008   1.852       1.014       131,042
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.714       3.085        40,556
                                                                                      2016   2.744       2.714        40,087
                                                                                      2015   2.858       2.744        60,396
                                                                                      2014   2.429       2.858        68,433
                                                                                      2013   1.682       2.429        79,102
                                                                                      2012   1.450       1.682       125,876
                                                                                      2011   1.447       1.450       126,233
                                                                                      2010   1.185       1.447       115,583
                                                                                      2009   0.901       1.185       112,682
                                                                                      2008   1.547       0.901       137,922
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.903       1.909            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.473       1.903        31,293
                                                                                 2012   1.312       1.473        91,986
                                                                                 2011   1.431       1.312       117,821
                                                                                 2010   1.255       1.431       123,958
                                                                                 2009   0.993       1.255       143,417
                                                                                 2008   1.602       0.993       161,507
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.325       2.716        12,115
                                                                                 2016   2.167       2.325        12,570
                                                                                 2015   2.183       2.167        12,815
                                                                                 2014   2.012       2.183        22,774
                                                                                 2013   1.584       2.012        26,818
                                                                                 2012   1.398       1.584        28,681
                                                                                 2011   1.394       1.398        29,163
                                                                                 2010   1.267       1.394        29,897
                                                                                 2009   1.061       1.267        27,655
                                                                                 2008   1.537       1.061        25,421
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.433       2.990        16,463
                                                                                 2016   2.318       2.433        16,455
                                                                                 2015   2.160       2.318        16,902
                                                                                 2014   1.939       2.160        26,201
                                                                                 2013   1.439       1.939        27,018
                                                                                 2012   1.224       1.439        93,155
                                                                                 2011   1.261       1.224        96,413
                                                                                 2010   1.174       1.261        97,996
                                                                                 2009   0.844       1.174       396,756
                                                                                 2008   1.377       0.844       142,786
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.364       2.654         6,557
                                                                                 2016   2.141       2.364         6,728
                                                                                 2015   2.256       2.141         6,921
                                                                                 2014   2.066       2.256        20,444
                                                                                 2013   1.597       2.066        21,979
                                                                                 2012   1.403       1.597        58,901
                                                                                 2011   1.368       1.403        62,719
                                                                                 2010   1.279       1.368       104,968
                                                                                 2009   1.051       1.279        99,552
                                                                                 2008   1.670       1.051       133,976
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.140       3.813        39,269
                                                                                 2016   3.037       3.140        40,077
                                                                                 2015   3.250       3.037        45,951
                                                                                 2014   3.195       3.250        55,127
                                                                                 2013   2.223       3.195        70,876
                                                                                 2012   1.905       2.223       135,181
                                                                                 2011   1.923       1.905       159,454
                                                                                 2010   1.572       1.923       190,199
                                                                                 2009   1.126       1.572       195,639
                                                                                 2008   1.944       1.126       198,364
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.933       0.906            --
                                                                                 2008   1.527       0.933       341,355
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.937       0.924            --
                                                                                 2010   0.878       0.937        26,584
                                                                                 2009   0.765       0.878        15,283
                                                                                 2008   0.993       0.765        15,647
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.143       1.178            --
                                                                                 2008   1.116       1.143       835,476
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.428       1.526        18,960
                                                                                 2013   1.231       1.428        18,665
                                                                                 2012   1.138       1.231        14,655
                                                                                 2011   1.165       1.138        11,631
                                                                                 2010   1.063       1.165         3,285
                                                                                 2009   0.885       1.063         3,170
                                                                                 2008   1.211       0.885         3,100
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.995       0.963            --
                                                                                 2008   1.586       0.995       156,985

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.806       0.824    --
                                                                2008   1.449       0.806    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.068       2.655           --
                                                                           2016   2.104       2.068           --
                                                                           2015   2.014       2.104           --
                                                                           2014   2.015       2.014           --
                                                                           2013   1.597       2.015           --
                                                                           2012   1.334       1.597           --
                                                                           2011   1.499       1.334           --
                                                                           2010   1.374       1.499           --
                                                                           2009   0.988       1.374           --
                                                                           2008   1.642       0.988           --
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.062       2.584           --
                                                                           2016   1.928       2.062           --
                                                                           2015   1.847       1.928           --
                                                                           2014   1.743       1.847           --
                                                                           2013   1.371       1.743           --
                                                                           2012   1.191       1.371           --
                                                                           2011   1.274       1.191           --
                                                                           2010   1.099       1.274           --
                                                                           2009   0.807       1.099           --
                                                                           2008   1.475       0.807           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   1.821       2.178           --
                                                                           2016   1.672       1.821           --
                                                                           2015   1.687       1.672           --
                                                                           2014   1.561       1.687           --
                                                                           2013   1.197       1.561           --
                                                                           2012   1.044       1.197           --
                                                                           2011   1.088       1.044           --
                                                                           2010   1.000       1.088           --
                                                                           2009   0.780       1.000           --
                                                                           2008   1.285       0.780        6,960
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.309       1.259           --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   1.817       1.920           --
                                                                           2016   1.626       1.817           --
                                                                           2015   1.728       1.626           --
                                                                           2014   1.708       1.728           --
                                                                           2013   1.592       1.708           --
                                                                           2012   1.394       1.592           --
                                                                           2011   1.391       1.394           --
                                                                           2010   1.225       1.391           --
                                                                           2009   0.851       1.225           --
                                                                           2008   1.148       0.851           --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.243       1.492       37,915
                                                                           2016   1.167       1.243       39,246
                                                                           2015   1.220       1.167       39,278
                                                                           2014   1.188       1.220       39,312
                                                                           2013   0.939       1.188       39,345
                                                                           2012   0.824       0.939       39,382
                                                                           2011   0.968       0.824       39,426
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.499       1.636           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.170       1.499           --
                                                                                       2015   1.266       1.170           --
                                                                                       2014   1.274       1.266           --
                                                                                       2013   0.985       1.274           --
                                                                                       2012   0.855       0.985           --
                                                                                       2011   0.961       0.855           --
                                                                                       2010   0.821       0.961           --
                                                                                       2009   0.665       0.821           --
                                                                                       2008   0.970       0.665           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   1.366       1.713           --
                                                                                       2016   1.255       1.366           --
                                                                                       2015   1.490       1.255           --
                                                                                       2014   1.632       1.490           --
                                                                                       2013   1.759       1.632           --
                                                                                       2012   1.515       1.759           --
                                                                                       2011   1.907       1.515           --
                                                                                       2010   1.579       1.907           --
                                                                                       2009   0.957       1.579           --
                                                                                       2008   2.099       0.957           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.721       0.684           --
                                                                                       2008   1.288       0.721           --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   1.896       2.258           --
                                                                                       2016   1.792       1.896           --
                                                                                       2015   1.756       1.792           --
                                                                                       2014   1.583       1.756           --
                                                                                       2013   1.208       1.583           --
                                                                                       2012   1.089       1.208           --
                                                                                       2011   1.113       1.089           --
                                                                                       2010   1.012       1.113           --
                                                                                       2009   0.869       1.012           --
                                                                                       2008   1.419       0.869           --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.058       1.147           --
                                                                                       2016   1.071       1.058           --
                                                                                       2015   1.110       1.071           --
                                                                                       2014   1.000       1.110           --
                                                                                       2013   0.987       1.000           --
                                                                                       2012   0.800       0.987           --
                                                                                       2011   0.864       0.800           --
                                                                                       2010   0.761       0.864           --
                                                                                       2009   0.577       0.761           --
                                                                                       2008   1.010       0.577       10,529
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.007       2.085           --
                                                                                       2013   1.592       2.007           --
                                                                                       2012   1.327       1.592           --
                                                                                       2011   1.466       1.327           --
                                                                                       2010   1.368       1.466           --
                                                                                       2009   0.978       1.368           --
                                                                                       2008   1.722       0.978           --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.200       2.551           --
                                                                                       2016   2.187       2.200           --
                                                                                       2015   2.328       2.187           --
                                                                                       2014   2.079       2.328           --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   1.841       2.352           --
                                                                                       2016   1.738       1.841           --
                                                                                       2015   1.860       1.738           --
                                                                                       2014   2.015       1.860           --
                                                                                       2013   1.577       2.015           --
                                                                                       2012   1.247       1.577           --
                                                                                       2011   1.484       1.247           --
                                                                                       2010   1.303       1.484           --
                                                                                       2009   0.858       1.303           --
                                                                                       2008   1.482       0.858           --
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   1.804       2.080       19,100

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.575       1.804        20,241
                                                                              2015   1.715       1.575        21,554
                                                                              2014   1.606       1.715        17,165
                                                                              2013   1.214       1.606            --
                                                                              2012   1.049       1.214            --
                                                                              2011   1.090       1.049            --
                                                                              2010   0.971       1.090            --
                                                                              2009   0.782       0.971            --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.256       2.768            --
                                                                              2016   2.067       2.256            --
                                                                              2015   2.147       2.067            --
                                                                              2014   2.031       2.147            --
                                                                              2013   1.480       2.031            --
                                                                              2012   1.279       1.480            --
                                                                              2011   1.320       1.279            --
                                                                              2010   1.069       1.320            --
                                                                              2009   0.815       1.069            --
                                                                              2008   1.359       0.815            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.127       2.153            --
                                                                              2016   1.664       2.127            --
                                                                              2015   1.837       1.664            --
                                                                              2014   1.797       1.837            --
                                                                              2013   1.380       1.797            --
                                                                              2012   1.222       1.380            --
                                                                              2011   1.392       1.222            --
                                                                              2010   1.192       1.392            --
                                                                              2009   0.945       1.192            --
                                                                              2008   1.294       0.945            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.879       0.867            --
                                                                              2008   1.204       0.879            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.668       1.668            --
                                                                              2016   1.623       1.668            --
                                                                              2015   1.693       1.623            --
                                                                              2014   1.649       1.693            --
                                                                              2013   1.561       1.649            --
                                                                              2012   1.412       1.561            --
                                                                              2011   1.379       1.412            --
                                                                              2010   1.247       1.379            --
                                                                              2009   0.931       1.247            --
                                                                              2008   1.168       0.931            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.358       1.700        13,893
                                                                              2016   1.402       1.358        16,686
                                                                              2015   1.462       1.402        16,531
                                                                              2014   1.608       1.462        28,376
                                                                              2013   1.380       1.608        33,485
                                                                              2012   1.211       1.380        36,399
                                                                              2011   1.389       1.211        85,215
                                                                              2010   1.276       1.389       110,147
                                                                              2009   0.993       1.276       123,124
                                                                              2008   1.764       0.993       144,732
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.218       1.317            --
                                                                              2012   1.181       1.218            --
                                                                              2011   1.275       1.181            --
                                                                              2010   1.059       1.275            --
                                                                              2009   0.790       1.059            --
                                                                              2008   1.256       0.790            --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.014       1.097            --
                                                                              2012   0.987       1.014        20,631
                                                                              2011   1.066       0.987        22,778
                                                                              2010   0.888       1.066         1,211
                                                                              2009   0.665       0.888         1,320
                                                                              2008   1.104       0.665         1,150
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.270       1.697            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.298       1.270            --
                                                                          2015   1.278       1.298            --
                                                                          2014   1.281       1.278            --
                                                                          2013   1.032       1.281            --
                                                                          2012   0.872       1.032            --
                                                                          2011   0.974       0.872            --
                                                                          2010   0.861       0.974            --
                                                                          2009   0.630       0.861            --
                                                                          2008   1.085       0.630         8,987
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.215       1.232            --
                                                                          2016   1.182       1.215            --
                                                                          2015   1.247       1.182            --
                                                                          2014   1.237       1.247            --
                                                                          2013   1.391       1.237            --
                                                                          2012   1.303       1.391            --
                                                                          2011   1.197       1.303            --
                                                                          2010   1.134       1.197            --
                                                                          2009   0.981       1.134            --
                                                                          2008   1.076       0.981            --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.375       1.404       276,775
                                                                          2016   1.372       1.375       226,294
                                                                          2015   1.405       1.372       272,846
                                                                          2014   1.380       1.405       588,805
                                                                          2013   1.441       1.380       706,686
                                                                          2012   1.350       1.441     1,401,293
                                                                          2011   1.339       1.350     1,457,451
                                                                          2010   1.268       1.339            --
                                                                          2009   1.143       1.268            --
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.670       1.670            --
                                                                          2016   1.665       1.670            --
                                                                          2015   1.703       1.665            --
                                                                          2014   1.569       1.703            --
                                                                          2013   1.207       1.569            --
                                                                          2012   1.117       1.207            --
                                                                          2011   1.198       1.117            --
                                                                          2010   1.055       1.198            --
                                                                          2009   0.872       1.055            --
                                                                          2008   1.330       0.872            --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.619       1.619            --
                                                                          2016   1.583       1.619            --
                                                                          2015   1.642       1.583            --
                                                                          2014   1.608       1.642            --
                                                                          2013   1.621       1.608            --
                                                                          2012   1.487       1.621            --
                                                                          2011   1.469       1.487            --
                                                                          2010   1.340       1.469            --
                                                                          2009   1.031       1.340            --
                                                                          2008   1.183       1.031         8,976
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.322       1.379            --
                                                                          2012   1.208       1.322            --
                                                                          2011   1.502       1.208            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.493       1.705            --
                                                                          2016   1.318       1.493            --
                                                                          2015   1.400       1.318            --
                                                                          2014   1.265       1.400            --
                                                                          2013   0.968       1.265            --
                                                                          2012   0.840       0.968            --
                                                                          2011   0.896       0.840            --
                                                                          2010   0.784       0.896            --
                                                                          2009   0.678       0.784            --
                                                                          2008   1.089       0.678        16,728
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.683       1.924            --
                                                                          2016   1.484       1.683            --
                                                                          2015   1.574       1.484            --
                                                                          2014   1.450       1.574            --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.368       1.463            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.213       1.368             --
                                                                           2015   1.364       1.213             --
                                                                           2014   1.274       1.364             --
                                                                           2013   1.001       1.274             --
                                                                           2012   0.893       1.001             --
                                                                           2011   0.950       0.893             --
                                                                           2010   0.774       0.950             --
                                                                           2009   0.627       0.774             --
                                                                           2008   1.048       0.627             --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.223       1.243             --
                                                                           2016   1.214       1.223             --
                                                                           2015   1.235       1.214             --
                                                                           2014   1.181       1.235             --
                                                                           2013   1.218       1.181             --
                                                                           2012   1.160       1.218             --
                                                                           2011   1.114       1.160             --
                                                                           2010   1.053       1.114             --
                                                                           2009   0.985       1.053             --
                                                                           2008   1.044       0.985          5,265
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.403       1.836             --
                                                                           2016   1.435       1.403             --
                                                                           2015   1.383       1.435             --
                                                                           2014   1.300       1.383             --
                                                                           2013   0.991       1.300             --
                                                                           2012   0.888       0.991             --
                                                                           2011   0.998       0.888             --
                                                                           2010   0.853       0.998             --
                                                                           2009   0.680       0.853             --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.877       0.864      1,215,975
                                                                           2016   0.895       0.877      1,741,943
                                                                           2015   0.916       0.895      1,324,757
                                                                           2014   0.938       0.916      1,678,128
                                                                           2013   0.960       0.938      1,850,491
                                                                           2012   0.983       0.960      2,191,992
                                                                           2011   1.006       0.983      2,956,894
                                                                           2010   1.030       1.006      3,591,722
                                                                           2009   1.050       1.030      5,196,783
                                                                           2008   1.045       1.050      5,906,840
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.255       1.311             --
                                                                           2016   1.229       1.255             --
                                                                           2015   1.265       1.229             --
                                                                           2014   1.240       1.265             --
                                                                           2013   1.217       1.240             --
                                                                           2012   1.142       1.217             --
                                                                           2011   1.132       1.142             --
                                                                           2010   1.053       1.132             --
                                                                           2009   0.894       1.053             --
                                                                           2008   1.070       0.894          9,920
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.287       1.391             --
                                                                           2016   1.242       1.287             --
                                                                           2015   1.285       1.242             --
                                                                           2014   1.254       1.285         17,117
                                                                           2013   1.157       1.254             --
                                                                           2012   1.063       1.157             --
                                                                           2011   1.077       1.063             --
                                                                           2010   0.989       1.077             --
                                                                           2009   0.818       0.989             --
                                                                           2008   1.069       0.818             --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.295       1.451      8,408,094
                                                                           2016   1.237       1.295      9,773,896
                                                                           2015   1.283       1.237     11,263,079
                                                                           2014   1.250       1.283     12,623,069
                                                                           2013   1.085       1.250             --
                                                                           2012   0.981       1.085             --
                                                                           2011   1.018       0.981             --
                                                                           2010   0.921       1.018             --
                                                                           2009   0.745       0.921             --
                                                                           2008   1.069       0.745             --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.283
                                                                                           2016   1.215
                                                                                           2015   1.265
                                                                                           2014   1.231
                                                                                           2013   1.014
                                                                                           2012   0.900
                                                                                           2011   0.957
                                                                                           2010   0.854
                                                                                           2009   0.678
                                                                                           2008   1.069
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.614
                                                                                           2016   1.544
                                                                                           2015   1.541
                                                                                           2014   1.427
                                                                                           2013   1.211
                                                                                           2012   1.104
                                                                                           2011   1.089
                                                                                           2010   1.016
                                                                                           2009   0.880
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.580
                                                                                           2016   1.507
                                                                                           2015   1.507
                                                                                           2014   1.394
                                                                                           2013   1.068
                                                                                           2012   0.969
                                                                                           2011   1.033
                                                                                           2010   0.945
                                                                                           2009   0.733
                                                                                           2008   1.193
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.636
                                                                                           2008   1.181
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   0.996
                                                                                           2012   0.882
                                                                                           2011   0.963
                                                                                           2010   0.861
                                                                                           2009   0.724
                                                                                           2008   1.216
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   1.721
                                                                                           2016   1.674
                                                                                           2015   1.667
                                                                                           2014   1.537
                                                                                           2013   1.186
                                                                                           2012   1.095
                                                                                           2011   1.158
                                                                                           2010   1.029
                                                                                           2009   0.706
                                                                                           2008   1.332
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.898
                                                                                           2010   0.795
                                                                                           2009   0.619
                                                                                           2008   1.064
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.664
                                                                                           2016   1.530
                                                                                           2015   1.552
                                                                                           2014   1.405
                                                                                           2013   1.092
                                                                                           2012   0.969
                                                                                           2011   0.976
                                                                                           2010   0.873
                                                                                           2009   0.713
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.574



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.494     60,375,779
                                                                                           1.283     62,797,417
                                                                                           1.215     66,326,083
                                                                                           1.265     71,103,443
                                                                                           1.231         70,440
                                                                                           1.014         74,916
                                                                                           0.900         80,109
                                                                                           0.957         85,477
                                                                                           0.854         91,251
                                                                                           0.678         98,175
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.815             --
                                                                                           1.614             --
                                                                                           1.544             --
                                                                                           1.541             --
                                                                                           1.427             --
                                                                                           1.211             --
                                                                                           1.104             --
                                                                                           1.089             --
                                                                                           1.016             --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.838             --
                                                                                           1.580             --
                                                                                           1.507             --
                                                                                           1.507             --
                                                                                           1.394             --
                                                                                           1.068             --
                                                                                           0.969             --
                                                                                           1.033             --
                                                                                           0.945             --
                                                                                           0.733             --
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.662             --
                                                                                           0.636             --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.094             --
                                                                                           0.996             --
                                                                                           0.882             --
                                                                                           0.963             --
                                                                                           0.861             --
                                                                                           0.724          7,698
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.104             --
                                                                                           1.721             --
                                                                                           1.674             --
                                                                                           1.667             --
                                                                                           1.537             --
                                                                                           1.186             --
                                                                                           1.095             --
                                                                                           1.158             --
                                                                                           1.029             --
                                                                                           0.706             --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.971             --
                                                                                           0.898         39,476
                                                                                           0.795         39,529
                                                                                           0.619         39,583
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.971             --
                                                                                           1.664             --
                                                                                           1.530             --
                                                                                           1.552             --
                                                                                           1.405         10,394
                                                                                           1.092         11,168
                                                                                           0.969         12,447
                                                                                           0.976         12,456
                                                                                           0.873         13,259
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.725             --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.479       1.574            --
                                                                                    2015   1.519       1.479            --
                                                                                    2014   1.434       1.519            --
                                                                                    2013   1.236       1.434            --
                                                                                    2012   1.137       1.236            --
                                                                                    2011   1.139       1.137            --
                                                                                    2010   1.061       1.139            --
                                                                                    2009   0.918       1.061            --
                                                                                    2008   1.210       0.918         5,781
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.128       2.453            --
                                                                                    2016   1.905       2.128            --
                                                                                    2015   1.953       1.905            --
                                                                                    2014   1.804       1.953            --
                                                                                    2013   1.361       1.804            --
                                                                                    2012   1.195       1.361            --
                                                                                    2011   1.213       1.195            --
                                                                                    2010   1.114       1.213            --
                                                                                    2009   0.944       1.114            --
                                                                                    2008   1.433       0.944            --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   1.833       2.073            --
                                                                                    2016   1.581       1.833            --
                                                                                    2015   1.610       1.581            --
                                                                                    2014   1.648       1.610            --
                                                                                    2013   1.326       1.648            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.513       1.707            --
                                                                                    2016   1.308       1.513            --
                                                                                    2015   1.334       1.308            --
                                                                                    2014   1.370       1.334            --
                                                                                    2013   1.104       1.370            --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.763       2.298            --
                                                                                    2016   1.778       1.763            --
                                                                                    2015   1.647       1.778            --
                                                                                    2014   1.549       1.647            --
                                                                                    2013   1.143       1.549            --
                                                                                    2012   0.986       1.143        49,240
                                                                                    2011   1.023       0.986       143,122
                                                                                    2010   0.897       1.023       140,258
                                                                                    2009   0.642       0.897       262,608
                                                                                    2008   1.134       0.642       166,329
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   1.891       2.264            --
                                                                                    2016   1.737       1.891            --
                                                                                    2015   1.736       1.737            --
                                                                                    2014   1.666       1.736        26,136
                                                                                    2013   1.183       1.666        28,914
                                                                                    2012   1.045       1.183            --
                                                                                    2011   1.055       1.045            --
                                                                                    2010   0.802       1.055            --
                                                                                    2009   0.592       0.802        64,741
                                                                                    2008   0.906       0.592        19,779
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.097       1.094            --
                                                                                    2016   1.107       1.097            --
                                                                                    2015   1.126       1.107            --
                                                                                    2014   1.119       1.126            --
                                                                                    2013   1.152       1.119            --
                                                                                    2012   1.140       1.152            --
                                                                                    2011   1.104       1.140            --
                                                                                    2010   1.067       1.104            --
                                                                                    2009   1.045       1.067            --
                                                                                    2008   1.072       1.045            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.254       1.198            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   0.960       0.904            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.102       2.496            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   1.997       2.102           --
                                                                                      2015   2.036       1.997           --
                                                                                      2014   1.867       2.036           --
                                                                                      2013   1.460       1.867           --
                                                                                      2012   1.287       1.460           --
                                                                                      2011   1.355       1.287           --
                                                                                      2010   1.187       1.355           --
                                                                                      2009   0.897       1.187           --
                                                                                      2008   1.602       0.897        6,151
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.020       2.436           --
                                                                                      2016   2.014       2.020           --
                                                                                      2015   2.041       2.014           --
                                                                                      2014   1.888       2.041           --
                                                                                      2013   1.398       1.888           --
                                                                                      2012   1.171       1.398           --
                                                                                      2011   1.233       1.171           --
                                                                                      2010   1.070       1.233           --
                                                                                      2009   0.807       1.070           --
                                                                                      2008   1.408       0.807           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   2.430       2.861           --
                                                                                      2016   2.223       2.430           --
                                                                                      2015   2.313       2.223           --
                                                                                      2014   2.234       2.313           --
                                                                                      2013   1.683       2.234           --
                                                                                      2012   1.504       1.683           --
                                                                                      2011   1.727       1.504           --
                                                                                      2010   1.375       1.727           --
                                                                                      2009   1.008       1.375           --
                                                                                      2008   1.708       1.008           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.310       2.096           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.376       1.568           --
                                                                                      2016   1.314       1.376           --
                                                                                      2015   1.439       1.314           --
                                                                                      2014   1.658       1.439           --
                                                                                      2013   1.380       1.658           --
                                                                                      2012   1.195       1.380           --
                                                                                      2011   1.369       1.195           --
                                                                                      2010   1.293       1.369           --
                                                                                      2009   0.966       1.293           --
                                                                                      2008   1.659       0.966           --
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.226       1.240           --
                                                                                      2009   0.999       1.226           --
                                                                                      2008   1.441       0.999           --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.298       1.220           --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.412       1.508           --
                                                                                      2010   1.162       1.412           --
                                                                                      2009   0.758       1.162           --
                                                                                      2008   1.386       0.758           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.074       2.356           --
                                                                                      2016   2.098       2.074           --
                                                                                      2015   2.186       2.098           --
                                                                                      2014   1.859       2.186           --
                                                                                      2013   1.288       1.859           --
                                                                                      2012   1.111       1.288           --
                                                                                      2011   1.110       1.111           --
                                                                                      2010   0.909       1.110           --
                                                                                      2009   0.691       0.909           --
                                                                                      2008   1.188       0.691           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.444       1.449           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.119       1.444           --
                                                                                 2012   0.996       1.119           --
                                                                                 2011   1.087       0.996           --
                                                                                 2010   0.955       1.087           --
                                                                                 2009   0.756       0.955           --
                                                                                 2008   1.220       0.756           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   1.920       2.242           --
                                                                                 2016   1.790       1.920           --
                                                                                 2015   1.804       1.790           --
                                                                                 2014   1.664       1.804           --
                                                                                 2013   1.310       1.664           --
                                                                                 2012   1.157       1.310           --
                                                                                 2011   1.155       1.157           --
                                                                                 2010   1.049       1.155           --
                                                                                 2009   0.880       1.049           --
                                                                                 2008   1.274       0.880           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   1.897       2.330           --
                                                                                 2016   1.808       1.897           --
                                                                                 2015   1.686       1.808           --
                                                                                 2014   1.514       1.686           --
                                                                                 2013   1.124       1.514           --
                                                                                 2012   0.957       1.124           --
                                                                                 2011   0.986       0.957           --
                                                                                 2010   0.919       0.986           --
                                                                                 2009   0.661       0.919           --
                                                                                 2008   1.079       0.661           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   1.835       2.058           --
                                                                                 2016   1.662       1.835           --
                                                                                 2015   1.752       1.662           --
                                                                                 2014   1.606       1.752           --
                                                                                 2013   1.242       1.606           --
                                                                                 2012   1.091       1.242           --
                                                                                 2011   1.065       1.091           --
                                                                                 2010   0.996       1.065           --
                                                                                 2009   0.819       0.996           --
                                                                                 2008   1.302       0.819           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   2.182       2.648           --
                                                                                 2016   2.111       2.182           --
                                                                                 2015   2.260       2.111           --
                                                                                 2014   2.223       2.260           --
                                                                                 2013   1.548       2.223           --
                                                                                 2012   1.327       1.548           --
                                                                                 2011   1.340       1.327           --
                                                                                 2010   1.096       1.340           --
                                                                                 2009   0.786       1.096           --
                                                                                 2008   1.357       0.786           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.778       0.756           --
                                                                                 2008   1.275       0.778           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.937       0.924           --
                                                                                 2010   0.879       0.937           --
                                                                                 2009   0.766       0.879           --
                                                                                 2008   0.995       0.766        6,442
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.106       1.140           --
                                                                                 2008   1.081       1.106           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.421       1.518           --
                                                                                 2013   1.226       1.421           --
                                                                                 2012   1.134       1.226           --
                                                                                 2011   1.161       1.134           --
                                                                                 2010   1.060       1.161           --
                                                                                 2009   0.883       1.060           --
                                                                                 2008   1.209       0.883           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.782       0.757           --
                                                                                 2008   1.247       0.782           --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.700       0.715    --
                                                                2008   1.258       0.700    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.048       2.629        89,965
                                                                           2016   2.085       2.048        90,482
                                                                           2015   1.997       2.085       100,348
                                                                           2014   1.999       1.997       206,347
                                                                           2013   1.585       1.999       208,881
                                                                           2012   1.325       1.585       261,203
                                                                           2011   1.489       1.325       264,594
                                                                           2010   1.365       1.489       260,760
                                                                           2009   0.983       1.365       238,175
                                                                           2008   1.634       0.983       313,588
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.023       2.534       194,442
                                                                           2016   1.893       2.023       223,344
                                                                           2015   1.814       1.893       258,304
                                                                           2014   1.713       1.814       440,989
                                                                           2013   1.348       1.713       502,065
                                                                           2012   1.172       1.348       577,067
                                                                           2011   1.254       1.172       614,177
                                                                           2010   1.082       1.254       637,392
                                                                           2009   0.795       1.082       688,936
                                                                           2008   1.453       0.795       784,927
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   1.790       2.139        81,448
                                                                           2016   1.644       1.790       108,010
                                                                           2015   1.660       1.644       127,913
                                                                           2014   1.537       1.660       176,207
                                                                           2013   1.179       1.537       252,382
                                                                           2012   1.028       1.179       361,564
                                                                           2011   1.073       1.028       421,497
                                                                           2010   0.986       1.073       433,511
                                                                           2009   0.770       0.986       676,238
                                                                           2008   1.269       0.770       712,191
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.312       1.261            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   1.829       1.932        32,542
                                                                           2016   1.638       1.829        33,373
                                                                           2015   1.741       1.638        37,558
                                                                           2014   1.722       1.741        86,170
                                                                           2013   1.605       1.722       101,529
                                                                           2012   1.407       1.605       154,593
                                                                           2011   1.404       1.407       210,037
                                                                           2010   1.237       1.404       215,815
                                                                           2009   0.860       1.237       202,696
                                                                           2008   1.161       0.860       247,890
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.236       1.484        98,889
                                                                           2016   1.162       1.236        98,889
                                                                           2015   1.214       1.162        98,889
                                                                           2014   1.184       1.214        98,889
                                                                           2013   0.936       1.184        98,889
                                                                           2012   0.821       0.936        98,889
                                                                           2011   0.966       0.821       114,259
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.492       1.627       103,806

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.164       1.492       131,598
                                                                                       2015   1.260       1.164       144,333
                                                                                       2014   1.269       1.260       237,775
                                                                                       2013   0.982       1.269       288,185
                                                                                       2012   0.852       0.982       317,937
                                                                                       2011   0.959       0.852       347,001
                                                                                       2010   0.819       0.959       348,614
                                                                                       2009   0.664       0.819       767,513
                                                                                       2008   0.969       0.664       758,747
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   1.453       1.820       309,803
                                                                                       2016   1.335       1.453       370,933
                                                                                       2015   1.586       1.335       385,112
                                                                                       2014   1.738       1.586       492,678
                                                                                       2013   1.873       1.738       127,378
                                                                                       2012   1.614       1.873       126,007
                                                                                       2011   2.034       1.614       140,892
                                                                                       2010   1.685       2.034       141,046
                                                                                       2009   1.021       1.685       148,540
                                                                                       2008   2.242       1.021       128,738
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.715       0.677            --
                                                                                       2008   1.276       0.715        19,215
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   1.895       2.256        99,455
                                                                                       2016   1.792       1.895       102,995
                                                                                       2015   1.757       1.792       105,898
                                                                                       2014   1.584       1.757       188,402
                                                                                       2013   1.209       1.584       213,373
                                                                                       2012   1.092       1.209       228,991
                                                                                       2011   1.116       1.092       241,608
                                                                                       2010   1.015       1.116       244,361
                                                                                       2009   0.872       1.015       251,633
                                                                                       2008   1.425       0.872       243,194
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.053       1.141         8,752
                                                                                       2016   1.066       1.053         7,445
                                                                                       2015   1.105       1.066         8,362
                                                                                       2014   0.996       1.105       125,000
                                                                                       2013   0.983       0.996       125,860
                                                                                       2012   0.798       0.983       134,673
                                                                                       2011   0.862       0.798       134,023
                                                                                       2010   0.760       0.862       134,130
                                                                                       2009   0.576       0.760       158,046
                                                                                       2008   1.009       0.576       118,382
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.009       2.087            --
                                                                                       2013   1.594       2.009        63,602
                                                                                       2012   1.329       1.594        71,832
                                                                                       2011   1.469       1.329        94,443
                                                                                       2010   1.372       1.469        92,218
                                                                                       2009   0.981       1.372       375,264
                                                                                       2008   1.729       0.981       346,151
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.199       2.548        13,461
                                                                                       2016   2.187       2.199        14,197
                                                                                       2015   2.329       2.187        15,911
                                                                                       2014   2.081       2.329        41,894
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   1.840       2.349        18,710
                                                                                       2016   1.738       1.840        26,094
                                                                                       2015   1.861       1.738        27,002
                                                                                       2014   2.017       1.861        27,006
                                                                                       2013   1.580       2.017        32,227
                                                                                       2012   1.250       1.580        26,025
                                                                                       2011   1.488       1.250        25,432
                                                                                       2010   1.307       1.488        25,159
                                                                                       2009   0.861       1.307        34,601
                                                                                       2008   1.488       0.861        42,265
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   1.788       2.060       248,420

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.561       1.788       354,804
                                                                              2015   1.701       1.561       377,870
                                                                              2014   1.594       1.701       467,139
                                                                              2013   1.206       1.594       161,095
                                                                              2012   1.042       1.206       176,627
                                                                              2011   1.083       1.042       185,883
                                                                              2010   0.966       1.083       187,809
                                                                              2009   0.778       0.966       190,168
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.243       2.750         5,463
                                                                              2016   2.056       2.243         5,463
                                                                              2015   2.136       2.056         5,465
                                                                              2014   2.023       2.136         5,467
                                                                              2013   1.474       2.023         7,796
                                                                              2012   1.274       1.474         7,891
                                                                              2011   1.316       1.274         7,875
                                                                              2010   1.066       1.316         8,097
                                                                              2009   0.814       1.066         8,154
                                                                              2008   1.358       0.814         8,355
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.114       2.139            --
                                                                              2016   1.655       2.114            --
                                                                              2015   1.828       1.655            --
                                                                              2014   1.789       1.828            --
                                                                              2013   1.375       1.789           825
                                                                              2012   1.218       1.375           868
                                                                              2011   1.388       1.218           919
                                                                              2010   1.189       1.388           974
                                                                              2009   0.944       1.189         1,021
                                                                              2008   1.293       0.944         1,023
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.890       0.878            --
                                                                              2008   1.220       0.890        33,588
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.678       1.678            --
                                                                              2016   1.633       1.678            --
                                                                              2015   1.704       1.633           832
                                                                              2014   1.661       1.704           835
                                                                              2013   1.573       1.661         3,343
                                                                              2012   1.423       1.573        20,823
                                                                              2011   1.391       1.423        29,617
                                                                              2010   1.259       1.391        42,058
                                                                              2009   0.940       1.259        13,654
                                                                              2008   1.180       0.940        16,640
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.361       1.702        79,322
                                                                              2016   1.406       1.361        88,591
                                                                              2015   1.466       1.406        95,636
                                                                              2014   1.614       1.466       117,137
                                                                              2013   1.386       1.614       124,428
                                                                              2012   1.217       1.386       189,920
                                                                              2011   1.396       1.217       207,976
                                                                              2010   1.283       1.396       214,340
                                                                              2009   0.999       1.283       214,349
                                                                              2008   1.776       0.999       358,020
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.217       1.316            --
                                                                              2012   1.181       1.217        13,802
                                                                              2011   1.275       1.181        20,019
                                                                              2010   1.060       1.275        22,653
                                                                              2009   0.791       1.060        24,515
                                                                              2008   1.258       0.791        23,352
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.011       1.092            --
                                                                              2012   0.983       1.011       183,981
                                                                              2011   1.063       0.983       179,180
                                                                              2010   0.886       1.063       188,939
                                                                              2009   0.664       0.886       189,232
                                                                              2008   1.102       0.664       181,467
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.264       1.687        30,210

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.291       1.264        55,010
                                                                          2015   1.273       1.291        60,002
                                                                          2014   1.276       1.273       245,738
                                                                          2013   1.028       1.276       300,959
                                                                          2012   0.869       1.028       344,541
                                                                          2011   0.972       0.869       371,687
                                                                          2010   0.859       0.972       365,128
                                                                          2009   0.629       0.859       394,022
                                                                          2008   1.085       0.629       398,615
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.265       1.282        40,899
                                                                          2016   1.232       1.265        40,763
                                                                          2015   1.300       1.232        41,502
                                                                          2014   1.290       1.300       119,447
                                                                          2013   1.452       1.290       146,165
                                                                          2012   1.360       1.452       138,943
                                                                          2011   1.250       1.360       133,088
                                                                          2010   1.185       1.250       152,501
                                                                          2009   1.026       1.185       160,485
                                                                          2008   1.125       1.026       146,214
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.424       1.453       153,572
                                                                          2016   1.421       1.424       266,377
                                                                          2015   1.456       1.421       314,554
                                                                          2014   1.431       1.456       416,808
                                                                          2013   1.494       1.431       642,545
                                                                          2012   1.401       1.494       804,181
                                                                          2011   1.391       1.401       742,170
                                                                          2010   1.317       1.391       273,169
                                                                          2009   1.188       1.317       250,592
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.641       1.641            --
                                                                          2016   1.636       1.641            --
                                                                          2015   1.674       1.636            --
                                                                          2014   1.543       1.674        18,944
                                                                          2013   1.188       1.543        19,688
                                                                          2012   1.100       1.188        21,546
                                                                          2011   1.180       1.100        20,806
                                                                          2010   1.040       1.180        20,250
                                                                          2009   0.860       1.040        20,562
                                                                          2008   1.312       0.860        20,211
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.645       1.645            --
                                                                          2016   1.609       1.645            --
                                                                          2015   1.670       1.609        65,961
                                                                          2014   1.635       1.670       224,180
                                                                          2013   1.650       1.635       244,510
                                                                          2012   1.514       1.650       241,466
                                                                          2011   1.496       1.514       265,428
                                                                          2010   1.366       1.496       266,885
                                                                          2009   1.052       1.366       298,317
                                                                          2008   1.207       1.052       311,237
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.364       1.422            --
                                                                          2012   1.247       1.364        18,260
                                                                          2011   1.551       1.247        30,204
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.485       1.695       126,335
                                                                          2016   1.312       1.485       127,733
                                                                          2015   1.393       1.312       144,478
                                                                          2014   1.260       1.393       207,547
                                                                          2013   0.965       1.260       292,991
                                                                          2012   0.838       0.965       318,100
                                                                          2011   0.894       0.838       327,353
                                                                          2010   0.782       0.894       354,038
                                                                          2009   0.677       0.782       394,536
                                                                          2008   1.088       0.677       427,297
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.680       1.920        89,218
                                                                          2016   1.482       1.680        82,909
                                                                          2015   1.573       1.482        67,041
                                                                          2014   1.450       1.573        50,886
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.361       1.455       139,203

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.207       1.361       155,631
                                                                           2015   1.358       1.207       164,499
                                                                           2014   1.269       1.358       285,919
                                                                           2013   0.997       1.269       345,310
                                                                           2012   0.891       0.997       389,363
                                                                           2011   0.947       0.891       426,857
                                                                           2010   0.773       0.947       440,222
                                                                           2009   0.626       0.773       491,495
                                                                           2008   1.047       0.626       457,927
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.264       1.285        20,949
                                                                           2016   1.255       1.264        22,538
                                                                           2015   1.278       1.255        24,272
                                                                           2014   1.223       1.278        37,213
                                                                           2013   1.262       1.223        52,030
                                                                           2012   1.202       1.262        85,864
                                                                           2011   1.156       1.202        66,747
                                                                           2010   1.093       1.156        69,594
                                                                           2009   1.022       1.093        47,384
                                                                           2008   1.084       1.022        52,852
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.384       1.809        18,376
                                                                           2016   1.416       1.384        18,384
                                                                           2015   1.365       1.416        23,284
                                                                           2014   1.284       1.365        23,698
                                                                           2013   0.980       1.284        24,049
                                                                           2012   0.877       0.980        28,174
                                                                           2011   0.987       0.877        33,418
                                                                           2010   0.844       0.987        34,360
                                                                           2009   0.673       0.844        34,504
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.875       0.862       664,054
                                                                           2016   0.893       0.875       816,531
                                                                           2015   0.915       0.893       842,751
                                                                           2014   0.937       0.915       990,301
                                                                           2013   0.960       0.937     1,100,005
                                                                           2012   0.983       0.960     1,003,845
                                                                           2011   1.007       0.983     1,425,723
                                                                           2010   1.032       1.007       954,833
                                                                           2009   1.052       1.032       993,445
                                                                           2008   1.048       1.052     1,168,375
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.248       1.303            --
                                                                           2016   1.223       1.248            --
                                                                           2015   1.260       1.223            --
                                                                           2014   1.235       1.260            --
                                                                           2013   1.213       1.235        31,577
                                                                           2012   1.138       1.213        30,538
                                                                           2011   1.129       1.138        32,331
                                                                           2010   1.051       1.129       367,874
                                                                           2009   0.893       1.051       177,679
                                                                           2008   1.069       0.893       679,585
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.280       1.383        49,779
                                                                           2016   1.236       1.280        52,750
                                                                           2015   1.280       1.236        56,004
                                                                           2014   1.249       1.280        59,206
                                                                           2013   1.153       1.249        13,886
                                                                           2012   1.060       1.153        37,035
                                                                           2011   1.074       1.060        14,924
                                                                           2010   0.987       1.074       318,372
                                                                           2009   0.817       0.987        22,887
                                                                           2008   1.068       0.817        23,889
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.288       1.442       833,642
                                                                           2016   1.231       1.288     1,334,869
                                                                           2015   1.278       1.231     1,781,155
                                                                           2014   1.246       1.278     1,872,295
                                                                           2013   1.081       1.246       146,141
                                                                           2012   0.978       1.081        91,539
                                                                           2011   1.016       0.978        99,335
                                                                           2010   0.919       1.016       141,671
                                                                           2009   0.744       0.919       484,162
                                                                           2008   1.068       0.744       498,088

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.277
                                                                                           2016   1.209
                                                                                           2015   1.260
                                                                                           2014   1.226
                                                                                           2013   1.010
                                                                                           2012   0.897
                                                                                           2011   0.955
                                                                                           2010   0.853
                                                                                           2009   0.677
                                                                                           2008   1.068
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.628
                                                                                           2016   1.558
                                                                                           2015   1.556
                                                                                           2014   1.442
                                                                                           2013   1.225
                                                                                           2012   1.116
                                                                                           2011   1.102
                                                                                           2010   1.029
                                                                                           2009   0.892
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.554
                                                                                           2016   1.483
                                                                                           2015   1.483
                                                                                           2014   1.373
                                                                                           2013   1.052
                                                                                           2012   0.955
                                                                                           2011   1.019
                                                                                           2010   0.932
                                                                                           2009   0.723
                                                                                           2008   1.178
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.630
                                                                                           2008   1.170
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   0.997
                                                                                           2012   0.884
                                                                                           2011   0.965
                                                                                           2010   0.864
                                                                                           2009   0.727
                                                                                           2008   1.221
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   1.673
                                                                                           2016   1.627
                                                                                           2015   1.622
                                                                                           2014   1.496
                                                                                           2013   1.155
                                                                                           2012   1.067
                                                                                           2011   1.129
                                                                                           2010   1.004
                                                                                           2009   0.689
                                                                                           2008   1.301
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.896
                                                                                           2010   0.793
                                                                                           2009   0.618
                                                                                           2008   1.063
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.655
                                                                                           2016   1.522
                                                                                           2015   1.545
                                                                                           2014   1.399
                                                                                           2013   1.088
                                                                                           2012   0.966
                                                                                           2011   0.973
                                                                                           2010   0.871
                                                                                           2009   0.712
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.588



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.485     2,368,916
                                                                                           1.277     2,732,726
                                                                                           1.209     3,372,235
                                                                                           1.260     3,869,212
                                                                                           1.226       438,432
                                                                                           1.010       466,543
                                                                                           0.897       478,427
                                                                                           0.955        65,955
                                                                                           0.853        66,003
                                                                                           0.677        92,934
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.830         1,820
                                                                                           1.628         1,758
                                                                                           1.558         5,406
                                                                                           1.556        22,747
                                                                                           1.442        22,914
                                                                                           1.225        27,072
                                                                                           1.116        27,804
                                                                                           1.102        27,407
                                                                                           1.029        29,848
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.806        38,281
                                                                                           1.554        39,640
                                                                                           1.483        41,736
                                                                                           1.483        43,813
                                                                                           1.373        52,731
                                                                                           1.052        53,376
                                                                                           0.955        61,495
                                                                                           1.019        64,230
                                                                                           0.932        70,934
                                                                                           0.723        82,362
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.656            --
                                                                                           0.630        30,299
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.095            --
                                                                                           0.997        76,837
                                                                                           0.884        76,958
                                                                                           0.965        76,287
                                                                                           0.864        77,657
                                                                                           0.727        79,118
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.044         7,109
                                                                                           1.673         7,109
                                                                                           1.627         7,109
                                                                                           1.622         7,109
                                                                                           1.496         7,109
                                                                                           1.155         7,112
                                                                                           1.067         7,115
                                                                                           1.129         7,119
                                                                                           1.004        49,939
                                                                                           0.689        52,058
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.969            --
                                                                                           0.896       141,121
                                                                                           0.793       199,686
                                                                                           0.618       197,166
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.959         7,273
                                                                                           1.655         7,273
                                                                                           1.522         7,273
                                                                                           1.545         7,273
                                                                                           1.399        13,694
                                                                                           1.088        13,584
                                                                                           0.966        14,052
                                                                                           0.973        14,062
                                                                                           0.871        26,019
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.740        78,779

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.492       1.588        78,428
                                                                                    2015   1.534       1.492        81,098
                                                                                    2014   1.449       1.534        82,507
                                                                                    2013   1.250       1.449        84,540
                                                                                    2012   1.150       1.250       102,308
                                                                                    2011   1.152       1.150        93,382
                                                                                    2010   1.074       1.152        97,799
                                                                                    2009   0.930       1.074       134,232
                                                                                    2008   1.226       0.930       306,439
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.154       2.482        52,202
                                                                                    2016   1.929       2.154        63,294
                                                                                    2015   1.979       1.929        64,264
                                                                                    2014   1.829       1.979       136,543
                                                                                    2013   1.380       1.829       151,945
                                                                                    2012   1.212       1.380       121,441
                                                                                    2011   1.231       1.212       148,225
                                                                                    2010   1.132       1.231       158,510
                                                                                    2009   0.959       1.132       202,736
                                                                                    2008   1.457       0.959       128,160
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   1.828       2.066         7,363
                                                                                    2016   1.578       1.828         7,392
                                                                                    2015   1.607       1.578         8,198
                                                                                    2014   1.646       1.607        13,677
                                                                                    2013   1.325       1.646        13,477
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.504       1.696       146,458
                                                                                    2016   1.301       1.504       153,018
                                                                                    2015   1.328       1.301       162,178
                                                                                    2014   1.364       1.328       148,330
                                                                                    2013   1.100       1.364       164,060
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.753       2.285           772
                                                                                    2016   1.769       1.753           860
                                                                                    2015   1.640       1.769           830
                                                                                    2014   1.543       1.640        14,125
                                                                                    2013   1.139       1.543        16,450
                                                                                    2012   0.983       1.139         9,860
                                                                                    2011   1.021       0.983        10,769
                                                                                    2010   0.896       1.021        10,841
                                                                                    2009   0.641       0.896        11,377
                                                                                    2008   1.133       0.641        20,525
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.154       2.577        21,582
                                                                                    2016   1.979       2.154        22,815
                                                                                    2015   1.978       1.979        31,078
                                                                                    2014   1.900       1.978        38,130
                                                                                    2013   1.350       1.900        47,224
                                                                                    2012   1.193       1.350        52,762
                                                                                    2011   1.205       1.193        87,783
                                                                                    2010   0.916       1.205       111,681
                                                                                    2009   0.677       0.916        88,307
                                                                                    2008   1.036       0.677       101,167
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.123       1.119            --
                                                                                    2016   1.134       1.123            --
                                                                                    2015   1.153       1.134            --
                                                                                    2014   1.147       1.153            --
                                                                                    2013   1.182       1.147        13,582
                                                                                    2012   1.170       1.182        27,791
                                                                                    2011   1.134       1.170        94,672
                                                                                    2010   1.096       1.134        91,023
                                                                                    2009   1.074       1.096       127,573
                                                                                    2008   1.103       1.074        21,457
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.239       1.183            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   0.993       0.935            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.051       2.434        51,322

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   1.950       2.051        55,905
                                                                                      2015   1.989       1.950        57,655
                                                                                      2014   1.825       1.989        92,011
                                                                                      2013   1.427       1.825       106,575
                                                                                      2012   1.259       1.427       108,391
                                                                                      2011   1.326       1.259       121,933
                                                                                      2010   1.162       1.326       126,803
                                                                                      2009   0.878       1.162       162,252
                                                                                      2008   1.570       0.878       171,256
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.025       2.441            --
                                                                                      2016   2.020       2.025            --
                                                                                      2015   2.048       2.020            --
                                                                                      2014   1.896       2.048            --
                                                                                      2013   1.405       1.896            --
                                                                                      2012   1.177       1.405            --
                                                                                      2011   1.240       1.177            --
                                                                                      2010   1.076       1.240            --
                                                                                      2009   0.812       1.076         5,053
                                                                                      2008   1.418       0.812         5,024
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   2.473       2.911        47,940
                                                                                      2016   2.264       2.473        50,833
                                                                                      2015   2.357       2.264        55,441
                                                                                      2014   2.277       2.357       109,346
                                                                                      2013   1.716       2.277       140,774
                                                                                      2012   1.535       1.716       153,859
                                                                                      2011   1.764       1.535       168,703
                                                                                      2010   1.405       1.764       175,491
                                                                                      2009   1.030       1.405       233,342
                                                                                      2008   1.747       1.030       200,539
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.467       2.238            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.372       1.563       318,579
                                                                                      2016   1.311       1.372       380,097
                                                                                      2015   1.436       1.311       408,308
                                                                                      2014   1.655       1.436       444,499
                                                                                      2013   1.379       1.655       460,677
                                                                                      2012   1.195       1.379       479,599
                                                                                      2011   1.369       1.195       497,969
                                                                                      2010   1.294       1.369       491,308
                                                                                      2009   0.967       1.294       776,946
                                                                                      2008   1.661       0.967       734,973
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.194       1.207            --
                                                                                      2009   0.973       1.194            --
                                                                                      2008   1.405       0.973            --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.377       1.294            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.458       1.557            --
                                                                                      2010   1.201       1.458        30,190
                                                                                      2009   0.784       1.201        17,501
                                                                                      2008   1.433       0.784        18,690
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.092       2.375         9,615
                                                                                      2016   2.117       2.092         9,963
                                                                                      2015   2.207       2.117        11,947
                                                                                      2014   1.878       2.207        39,479
                                                                                      2013   1.301       1.878        52,507
                                                                                      2012   1.123       1.301        68,765
                                                                                      2011   1.122       1.123        71,966
                                                                                      2010   0.920       1.122        76,310
                                                                                      2009   0.700       0.920       375,983
                                                                                      2008   1.203       0.700       361,066
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.444       1.448            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.119       1.444        95,035
                                                                                 2012   0.997       1.119        51,376
                                                                                 2011   1.089       0.997        51,383
                                                                                 2010   0.956       1.089        51,390
                                                                                 2009   0.757       0.956        51,398
                                                                                 2008   1.223       0.757        51,407
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   1.889       2.205            --
                                                                                 2016   1.763       1.889            --
                                                                                 2015   1.777       1.763            --
                                                                                 2014   1.640       1.777            --
                                                                                 2013   1.292       1.640            --
                                                                                 2012   1.142       1.292        10,004
                                                                                 2011   1.140       1.142            --
                                                                                 2010   1.037       1.140            --
                                                                                 2009   0.870       1.037            --
                                                                                 2008   1.260       0.870         1,606
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   1.862       2.286            --
                                                                                 2016   1.776       1.862            --
                                                                                 2015   1.657       1.776            --
                                                                                 2014   1.489       1.657            --
                                                                                 2013   1.106       1.489            --
                                                                                 2012   0.941       1.106            --
                                                                                 2011   0.971       0.941            --
                                                                                 2010   0.905       0.971            --
                                                                                 2009   0.651       0.905            --
                                                                                 2008   1.064       0.651            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   1.844       2.067            --
                                                                                 2016   1.671       1.844            --
                                                                                 2015   1.762       1.671            --
                                                                                 2014   1.616       1.762            --
                                                                                 2013   1.250       1.616            --
                                                                                 2012   1.100       1.250            --
                                                                                 2011   1.073       1.100            --
                                                                                 2010   1.004       1.073            --
                                                                                 2009   0.826       1.004            --
                                                                                 2008   1.314       0.826            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   2.259       2.741         7,212
                                                                                 2016   2.187       2.259         7,216
                                                                                 2015   2.343       2.187         7,221
                                                                                 2014   2.306       2.343         9,664
                                                                                 2013   1.606       2.306        15,511
                                                                                 2012   1.378       1.606        16,276
                                                                                 2011   1.392       1.378        25,762
                                                                                 2010   1.139       1.392        26,111
                                                                                 2009   0.817       1.139        31,574
                                                                                 2008   1.411       0.817        40,158
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.765       0.742            --
                                                                                 2008   1.253       0.765        24,030
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.943       0.929            --
                                                                                 2010   0.884       0.943       156,088
                                                                                 2009   0.771       0.884       161,688
                                                                                 2008   1.002       0.771       151,651
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.150       1.185            --
                                                                                 2008   1.124       1.150       331,102
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.462       1.560            --
                                                                                 2013   1.262       1.462         2,224
                                                                                 2012   1.167       1.262         2,342
                                                                                 2011   1.196       1.167         2,583
                                                                                 2010   1.092       1.196         2,872
                                                                                 2009   0.911       1.092         2,855
                                                                                 2008   1.247       0.911         2,845
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.778       0.753            --
                                                                                 2008   1.242       0.778       179,775

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.695       0.710    --
                                                                2008   1.250       0.695    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2017   2.640       3.385        70,669
                                                                           2016   2.690       2.640        79,038
                                                                           2015   2.579       2.690       119,343
                                                                           2014   2.585       2.579       143,562
                                                                           2013   2.051       2.585       149,478
                                                                           2012   1.716       2.051       185,222
                                                                           2011   1.931       1.716       192,473
                                                                           2010   1.772       1.931       199,653
                                                                           2009   1.277       1.772       204,063
                                                                           2008   2.125       1.277       226,187
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2017   2.528       3.163       156,511
                                                                           2016   2.367       2.528       175,610
                                                                           2015   2.271       2.367       207,392
                                                                           2014   2.146       2.271       310,915
                                                                           2013   1.691       2.146       333,376
                                                                           2012   1.471       1.691       403,274
                                                                           2011   1.576       1.471       452,529
                                                                           2010   1.361       1.576       472,370
                                                                           2009   1.001       1.361       404,448
                                                                           2008   1.832       1.001       433,792
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2017   2.234       2.667        59,133
                                                                           2016   2.054       2.234        70,609
                                                                           2015   2.076       2.054        88,605
                                                                           2014   1.924       2.076       122,804
                                                                           2013   1.477       1.924       136,836
                                                                           2012   1.289       1.477       192,160
                                                                           2011   1.347       1.289       237,555
                                                                           2010   1.239       1.347       277,975
                                                                           2009   0.968       1.239       268,006
                                                                           2008   1.597       0.968       267,284
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.715       1.648            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   1.989       2.098        10,916
                                                                           2016   1.782       1.989        11,873
                                                                           2015   1.896       1.782        12,114
                                                                           2014   1.878       1.896        83,418
                                                                           2013   1.753       1.878        89,890
                                                                           2012   1.537       1.753        94,568
                                                                           2011   1.536       1.537       113,334
                                                                           2010   1.355       1.536       111,631
                                                                           2009   0.943       1.355       111,636
                                                                           2008   1.274       0.943       160,665
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.223       1.466            --
                                                                           2016   1.151       1.223            --
                                                                           2015   1.204       1.151            --
                                                                           2014   1.175       1.204            --
                                                                           2013   0.930       1.175            --
                                                                           2012   0.817       0.930            --
                                                                           2011   0.961       0.817            --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2017   1.476       1.608        57,342

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.153       1.476        57,245
                                                                                       2015   1.249       1.153        66,411
                                                                                       2014   1.259       1.249        68,009
                                                                                       2013   0.975       1.259        71,204
                                                                                       2012   0.847       0.975        84,152
                                                                                       2011   0.955       0.847        87,625
                                                                                       2010   0.816       0.955        96,299
                                                                                       2009   0.662       0.816       158,379
                                                                                       2008   0.967       0.662       152,200
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2017   2.035       2.547        34,297
                                                                                       2016   1.871       2.035        60,133
                                                                                       2015   2.226       1.871        63,142
                                                                                       2014   2.442       2.226        74,164
                                                                                       2013   2.635       2.442        18,014
                                                                                       2012   2.272       2.635        22,951
                                                                                       2011   2.866       2.272        21,523
                                                                                       2010   2.376       2.866        21,315
                                                                                       2009   1.442       2.376        31,735
                                                                                       2008   3.167       1.442        33,162
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.854       0.809            --
                                                                                       2008   1.527       0.854         5,383
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.173       2.585        73,729
                                                                                       2016   2.057       2.173        73,731
                                                                                       2015   2.020       2.057       128,870
                                                                                       2014   1.823       2.020       132,552
                                                                                       2013   1.393       1.823       137,575
                                                                                       2012   1.258       1.393       143,058
                                                                                       2011   1.287       1.258       149,076
                                                                                       2010   1.172       1.287       155,743
                                                                                       2009   1.008       1.172       162,392
                                                                                       2008   1.649       1.008       170,327
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.042       1.127        34,343
                                                                                       2016   1.056       1.042        39,188
                                                                                       2015   1.096       1.056        41,681
                                                                                       2014   0.988       1.096        45,518
                                                                                       2013   0.977       0.988        44,355
                                                                                       2012   0.793       0.977        51,659
                                                                                       2011   0.858       0.793        58,125
                                                                                       2010   0.757       0.858        54,595
                                                                                       2009   0.574       0.757       160,729
                                                                                       2008   1.008       0.574       164,211
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.401       2.493            --
                                                                                       2013   1.906       2.401        24,460
                                                                                       2012   1.592       1.906        46,950
                                                                                       2011   1.761       1.592        48,634
                                                                                       2010   1.646       1.761        50,622
                                                                                       2009   1.178       1.646       108,960
                                                                                       2008   2.078       1.178        92,366
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.619       3.033         6,588
                                                                                       2016   2.608       2.619         6,588
                                                                                       2015   2.780       2.608        22,024
                                                                                       2014   2.485       2.780        23,054
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2017   2.256       2.877        15,279
                                                                                       2016   2.133       2.256        15,396
                                                                                       2015   2.286       2.133        32,848
                                                                                       2014   2.480       2.286       105,498
                                                                                       2013   1.944       2.480       104,647
                                                                                       2012   1.540       1.944       124,832
                                                                                       2011   1.836       1.540       136,678
                                                                                       2010   1.613       1.836       132,957
                                                                                       2009   1.064       1.613        50,307
                                                                                       2008   1.840       1.064        67,480
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2017   2.242       2.581        39,711

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.960       2.242       205,617
                                                                              2015   2.137       1.960       213,484
                                                                              2014   2.005       2.137       263,072
                                                                              2013   1.518       2.005        12,777
                                                                              2012   1.314       1.518        14,105
                                                                              2011   1.367       1.314        15,526
                                                                              2010   1.220       1.367        12,037
                                                                              2009   0.983       1.220        12,355
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.217       2.716            --
                                                                              2016   2.034       2.217            --
                                                                              2015   2.116       2.034            --
                                                                              2014   2.005       2.116            --
                                                                              2013   1.463       2.005            --
                                                                              2012   1.266       1.463            --
                                                                              2011   1.309       1.266            --
                                                                              2010   1.061       1.309            --
                                                                              2009   0.811       1.061            --
                                                                              2008   1.354       0.811            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.090       2.112            --
                                                                              2016   1.637       2.090            --
                                                                              2015   1.810       1.637            --
                                                                              2014   1.774       1.810            --
                                                                              2013   1.365       1.774            --
                                                                              2012   1.210       1.365            --
                                                                              2011   1.380       1.210            --
                                                                              2010   1.184       1.380            --
                                                                              2009   0.940       1.184            --
                                                                              2008   1.289       0.940            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.873       0.861            --
                                                                              2008   1.197       0.873       152,865
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.870       1.870            --
                                                                              2016   1.821       1.870            --
                                                                              2015   1.903       1.821        39,671
                                                                              2014   1.856       1.903        40,828
                                                                              2013   1.759       1.856        41,655
                                                                              2012   1.594       1.759        52,439
                                                                              2011   1.559       1.594        55,307
                                                                              2010   1.412       1.559        58,058
                                                                              2009   1.056       1.412        70,689
                                                                              2008   1.327       1.056        96,180
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.690       2.112         2,854
                                                                              2016   1.748       1.690         5,371
                                                                              2015   1.825       1.748        20,982
                                                                              2014   2.011       1.825        22,034
                                                                              2013   1.729       2.011        23,427
                                                                              2012   1.519       1.729        28,517
                                                                              2011   1.744       1.519        31,274
                                                                              2010   1.605       1.744        81,624
                                                                              2009   1.251       1.605       160,878
                                                                              2008   2.226       1.251       112,208
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.584       1.711            --
                                                                              2012   1.538       1.584            --
                                                                              2011   1.662       1.538            --
                                                                              2010   1.383       1.662            --
                                                                              2009   1.034       1.383            --
                                                                              2008   1.645       1.034         5,969
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.003       1.084            --
                                                                              2012   0.977       1.003       346,323
                                                                              2011   1.057       0.977       343,251
                                                                              2010   0.882       1.057       341,884
                                                                              2009   0.662       0.882       360,279
                                                                              2008   1.099       0.662       353,144
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017   1.250       1.667       176,620

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.279       1.250       191,521
                                                                          2015   1.262       1.279       199,657
                                                                          2014   1.266       1.262       192,469
                                                                          2013   1.021       1.266       194,024
                                                                          2012   0.864       1.021       194,610
                                                                          2011   0.968       0.864       219,312
                                                                          2010   0.856       0.968       218,946
                                                                          2009   0.628       0.856       220,935
                                                                          2008   1.083       0.628       260,647
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.294       1.310        46,788
                                                                          2016   1.261       1.294        46,094
                                                                          2015   1.332       1.261        47,408
                                                                          2014   1.323       1.332        48,641
                                                                          2013   1.491       1.323        58,812
                                                                          2012   1.398       1.491        62,982
                                                                          2011   1.286       1.398        60,992
                                                                          2010   1.221       1.286        49,179
                                                                          2009   1.058       1.221        34,481
                                                                          2008   1.161       1.058        55,607
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.387       1.414       109,275
                                                                          2016   1.386       1.387       116,157
                                                                          2015   1.421       1.386       232,744
                                                                          2014   1.399       1.421       592,616
                                                                          2013   1.462       1.399       698,005
                                                                          2012   1.372       1.462       719,832
                                                                          2011   1.364       1.372       665,578
                                                                          2010   1.293       1.364       530,733
                                                                          2009   1.167       1.293       520,566
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   1.905       1.905            --
                                                                          2016   1.900       1.905            --
                                                                          2015   1.947       1.900            --
                                                                          2014   1.796       1.947            --
                                                                          2013   1.383       1.796            --
                                                                          2012   1.283       1.383            --
                                                                          2011   1.378       1.283            --
                                                                          2010   1.216       1.378            --
                                                                          2009   1.006       1.216            --
                                                                          2008   1.536       1.006         4,831
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   1.590       1.590            --
                                                                          2016   1.556       1.590            --
                                                                          2015   1.616       1.556        53,729
                                                                          2014   1.585       1.616        57,690
                                                                          2013   1.600       1.585        60,819
                                                                          2012   1.470       1.600        75,634
                                                                          2011   1.454       1.470        92,448
                                                                          2010   1.329       1.454        95,487
                                                                          2009   1.024       1.329        87,391
                                                                          2008   1.176       1.024        95,567
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.738       1.811            --
                                                                          2012   1.589       1.738           846
                                                                          2011   1.978       1.589            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.469       1.676       191,201
                                                                          2016   1.299       1.469       197,687
                                                                          2015   1.381       1.299       203,566
                                                                          2014   1.250       1.381       208,251
                                                                          2013   0.958       1.250       212,048
                                                                          2012   0.833       0.958       226,310
                                                                          2011   0.890       0.833       249,991
                                                                          2010   0.780       0.890       254,469
                                                                          2009   0.675       0.780       275,312
                                                                          2008   1.086       0.675       322,777
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.160       2.467         7,591
                                                                          2016   1.909       2.160       237,087
                                                                          2015   2.028       1.909       237,896
                                                                          2014   1.870       2.028       238,396
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2017   1.346       1.438        38,221

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.195       1.346        35,494
                                                                           2015   1.346       1.195        38,933
                                                                           2014   1.259       1.346        41,904
                                                                           2013   0.991       1.259        60,135
                                                                           2012   0.886       0.991        69,728
                                                                           2011   0.943       0.886        80,517
                                                                           2010   0.770       0.943        89,131
                                                                           2009   0.624       0.770        87,962
                                                                           2008   1.045       0.624       119,874
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.231       1.250            --
                                                                           2016   1.224       1.231        64,956
                                                                           2015   1.247       1.224       100,083
                                                                           2014   1.194       1.247       100,422
                                                                           2013   1.234       1.194        88,939
                                                                           2012   1.177       1.234        86,652
                                                                           2011   1.132       1.177       107,103
                                                                           2010   1.071       1.132       108,189
                                                                           2009   1.003       1.071        86,919
                                                                           2008   1.065       1.003       125,253
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.601       2.091        10,918
                                                                           2016   1.640       1.601        10,922
                                                                           2015   1.582       1.640        17,682
                                                                           2014   1.489       1.582        10,930
                                                                           2013   1.138       1.489        10,934
                                                                           2012   1.020       1.138        12,754
                                                                           2011   1.149       1.020        15,228
                                                                           2010   0.983       1.149        25,717
                                                                           2009   0.785       0.983        49,793
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   0.847       0.833       184,232
                                                                           2016   0.865       0.847       185,189
                                                                           2015   0.887       0.865       192,133
                                                                           2014   0.910       0.887       249,444
                                                                           2013   0.933       0.910       415,405
                                                                           2012   0.956       0.933       518,264
                                                                           2011   0.980       0.956     1,098,230
                                                                           2010   1.005       0.980     1,480,833
                                                                           2009   1.026       1.005     2,374,369
                                                                           2008   1.023       1.026     1,756,078
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.235       1.288       164,470
                                                                           2016   1.211       1.235       182,814
                                                                           2015   1.249       1.211       201,834
                                                                           2014   1.226       1.249       220,148
                                                                           2013   1.205       1.226       238,127
                                                                           2012   1.132       1.205       273,090
                                                                           2011   1.124       1.132       281,441
                                                                           2010   1.047       1.124       230,747
                                                                           2009   0.891       1.047       191,838
                                                                           2008   1.067       0.891       146,529
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.266       1.367        33,935
                                                                           2016   1.224       1.266        29,616
                                                                           2015   1.268       1.224        23,314
                                                                           2014   1.239       1.268        88,975
                                                                           2013   1.146       1.239        88,971
                                                                           2012   1.054       1.146        77,037
                                                                           2011   1.069       1.054         5,005
                                                                           2010   0.983       1.069        14,482
                                                                           2009   0.815       0.983        11,002
                                                                           2008   1.066       0.815        13,826
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.274       1.426     2,039,374
                                                                           2016   1.220       1.274     2,259,148
                                                                           2015   1.266       1.220     2,355,557
                                                                           2014   1.236       1.266     2,729,385
                                                                           2013   1.074       1.236       146,499
                                                                           2012   0.973       1.074       104,990
                                                                           2011   1.011       0.973        32,692
                                                                           2010   0.916       1.011        17,804
                                                                           2009   0.742       0.916        17,938
                                                                           2008   1.067       0.742        27,996

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.263
                                                                                           2016   1.197
                                                                                           2015   1.249
                                                                                           2014   1.217
                                                                                           2013   1.004
                                                                                           2012   0.892
                                                                                           2011   0.950
                                                                                           2010   0.850
                                                                                           2009   0.675
                                                                                           2008   1.066
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.583
                                                                                           2016   1.517
                                                                                           2015   1.517
                                                                                           2014   1.407
                                                                                           2013   1.196
                                                                                           2012   1.091
                                                                                           2011   1.078
                                                                                           2010   1.008
                                                                                           2009   0.874
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.791
                                                                                           2016   1.711
                                                                                           2015   1.713
                                                                                           2014   1.588
                                                                                           2013   1.217
                                                                                           2012   1.106
                                                                                           2011   1.182
                                                                                           2010   1.082
                                                                                           2009   0.840
                                                                                           2008   1.370
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.735
                                                                                           2008   1.365
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.181
                                                                                           2012   1.047
                                                                                           2011   1.145
                                                                                           2010   1.026
                                                                                           2009   0.864
                                                                                           2008   1.453
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.184
                                                                                           2016   2.126
                                                                                           2015   2.121
                                                                                           2014   1.958
                                                                                           2013   1.514
                                                                                           2012   1.400
                                                                                           2011   1.482
                                                                                           2010   1.319
                                                                                           2009   0.906
                                                                                           2008   1.713
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.892
                                                                                           2010   0.790
                                                                                           2009   0.616
                                                                                           2008   1.061
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2017   1.636
                                                                                           2016   1.506
                                                                                           2015   1.531
                                                                                           2014   1.388
                                                                                           2013   1.080
                                                                                           2012   0.960
                                                                                           2011   0.968
                                                                                           2010   0.867
                                                                                           2009   0.709
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   1.742



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.468      8,500,057
                                                                                           1.263      9,209,573
                                                                                           1.197      9,579,342
                                                                                           1.249     10,220,092
                                                                                           1.217             --
                                                                                           1.004             --
                                                                                           0.892             --
                                                                                           0.950         33,517
                                                                                           0.850         33,566
                                                                                           0.675         33,616
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.778        311,359
                                                                                           1.583        325,774
                                                                                           1.517        346,348
                                                                                           1.517        152,865
                                                                                           1.407        152,865
                                                                                           1.196        152,865
                                                                                           1.091        152,865
                                                                                           1.078        152,865
                                                                                           1.008        152,865
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.080            656
                                                                                           1.791            634
                                                                                           1.711         21,914
                                                                                           1.713         23,348
                                                                                           1.588         25,307
                                                                                           1.217         59,134
                                                                                           1.106         61,432
                                                                                           1.182         63,943
                                                                                           1.082         45,374
                                                                                           0.840         37,568
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.764             --
                                                                                           0.735         53,517
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.296             --
                                                                                           1.181        339,569
                                                                                           1.047        359,085
                                                                                           1.145        381,257
                                                                                           1.026        415,153
                                                                                           0.864        411,953
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.665          2,951
                                                                                           2.184          2,881
                                                                                           2.126         11,578
                                                                                           2.121          6,699
                                                                                           1.958          6,909
                                                                                           1.514          9,849
                                                                                           1.400         10,073
                                                                                           1.482         10,245
                                                                                           1.319         10,448
                                                                                           0.906         10,397
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.964             --
                                                                                           0.892             --
                                                                                           0.790             --
                                                                                           0.616             --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.935        134,609
                                                                                           1.636        146,295
                                                                                           1.506        154,641
                                                                                           1.531        180,569
                                                                                           1.388        183,943
                                                                                           1.080        243,263
                                                                                           0.960        264,789
                                                                                           0.968        258,672
                                                                                           0.867        242,469
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.907        175,871

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   1.639       1.742       238,534
                                                                                    2015   1.687       1.639       283,312
                                                                                    2014   1.595       1.687       112,624
                                                                                    2013   1.377       1.595       120,505
                                                                                    2012   1.268       1.377       172,963
                                                                                    2011   1.272       1.268       192,928
                                                                                    2010   1.187       1.272       198,092
                                                                                    2009   1.028       1.187       158,490
                                                                                    2008   1.357       1.028       147,867
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.088       2.403       204,776
                                                                                    2016   1.872       2.088       256,053
                                                                                    2015   1.922       1.872       338,816
                                                                                    2014   1.778       1.922       367,575
                                                                                    2013   1.343       1.778       402,192
                                                                                    2012   1.181       1.343       150,816
                                                                                    2011   1.200       1.181       167,097
                                                                                    2010   1.105       1.200       176,299
                                                                                    2009   0.937       1.105       113,444
                                                                                    2008   1.425       0.937        75,450
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.369       2.675            --
                                                                                    2016   2.047       2.369            --
                                                                                    2015   2.086       2.047            --
                                                                                    2014   2.139       2.086            --
                                                                                    2013   1.723       2.139            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2017   1.487       1.675        50,802
                                                                                    2016   1.288       1.487       297,637
                                                                                    2015   1.315       1.288       332,933
                                                                                    2014   1.352       1.315       349,151
                                                                                    2013   1.091       1.352       350,373
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   1.735       2.259        54,018
                                                                                    2016   1.752       1.735        66,789
                                                                                    2015   1.625       1.752        74,311
                                                                                    2014   1.531       1.625           991
                                                                                    2013   1.131       1.531         1,107
                                                                                    2012   0.978       1.131         5,149
                                                                                    2011   1.016       0.978         5,242
                                                                                    2010   0.892       1.016         5,556
                                                                                    2009   0.640       0.892        79,085
                                                                                    2008   1.131       0.640        42,962
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.402       2.871        11,632
                                                                                    2016   2.209       2.402        17,192
                                                                                    2015   2.211       2.209        17,320
                                                                                    2014   2.125       2.211        30,547
                                                                                    2013   1.511       2.125        32,028
                                                                                    2012   1.337       1.511        36,551
                                                                                    2011   1.351       1.337        47,638
                                                                                    2010   1.029       1.351        50,562
                                                                                    2009   0.761       1.029        52,869
                                                                                    2008   1.165       0.761        55,846
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.076       1.072            --
                                                                                    2016   1.088       1.076            --
                                                                                    2015   1.108       1.088            --
                                                                                    2014   1.103       1.108            --
                                                                                    2013   1.138       1.103            --
                                                                                    2012   1.127       1.138            --
                                                                                    2011   1.093       1.127            --
                                                                                    2010   1.058       1.093            --
                                                                                    2009   1.038       1.058            --
                                                                                    2008   1.067       1.038        18,687
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)....................... 2008   1.441       1.375            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................. 2008   1.256       1.182            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).............. 2017   2.534       3.005        17,477

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.411       2.534        17,976
                                                                                      2015   2.462       2.411        18,123
                                                                                      2014   2.261       2.462        18,722
                                                                                      2013   1.770       2.261        19,328
                                                                                      2012   1.563       1.770        32,135
                                                                                      2011   1.648       1.563        39,013
                                                                                      2010   1.445       1.648        40,823
                                                                                      2009   1.094       1.445        27,527
                                                                                      2008   1.957       1.094        41,767
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2017   2.239       2.697           503
                                                                                      2016   2.236       2.239           503
                                                                                      2015   2.270       2.236         2,103
                                                                                      2014   2.103       2.270         2,125
                                                                                      2013   1.560       2.103         2,213
                                                                                      2012   1.308       1.560        12,437
                                                                                      2011   1.379       1.308        12,542
                                                                                      2010   1.199       1.379        12,529
                                                                                      2009   0.905       1.199        12,614
                                                                                      2008   1.582       0.905        12,574
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2017   3.396       3.993        17,328
                                                                                      2016   3.111       3.396        18,889
                                                                                      2015   3.243       3.111        27,332
                                                                                      2014   3.136       3.243        46,155
                                                                                      2013   2.366       3.136        52,585
                                                                                      2012   2.118       2.366        74,031
                                                                                      2011   2.436       2.118        81,407
                                                                                      2010   1.942       2.436       104,765
                                                                                      2009   1.425       1.942       156,662
                                                                                      2008   2.420       1.425       172,412
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.487       3.163            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2017   1.803       2.052        29,037
                                                                                      2016   1.725       1.803        30,886
                                                                                      2015   1.891       1.725        39,529
                                                                                      2014   2.182       1.891        52,087
                                                                                      2013   1.819       2.182        71,202
                                                                                      2012   1.578       1.819       109,579
                                                                                      2011   1.810       1.578       162,436
                                                                                      2010   1.712       1.810       142,996
                                                                                      2009   1.281       1.712       159,291
                                                                                      2008   2.203       1.281       129,454
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.509       1.526            --
                                                                                      2009   1.232       1.509            --
                                                                                      2008   1.779       1.232            --
 Janus Henderson Global Research Subaccount (Service Shares) (6/03).................. 2008   1.604       0.864            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.861       1.986            --
                                                                                      2010   1.534       1.861            --
                                                                                      2009   1.002       1.534            --
                                                                                      2008   1.835       1.002            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2017   2.641       2.995        59,131
                                                                                      2016   2.675       2.641        60,244
                                                                                      2015   2.792       2.675        55,932
                                                                                      2014   2.377       2.792        55,126
                                                                                      2013   1.649       2.377        60,973
                                                                                      2012   1.425       1.649        79,707
                                                                                      2011   1.425       1.425        81,132
                                                                                      2010   1.169       1.425        80,241
                                                                                      2009   0.891       1.169        72,218
                                                                                      2008   1.533       0.891        98,995
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.863       1.867            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.445       1.863       248,798
                                                                                 2012   1.289       1.445       257,503
                                                                                 2011   1.409       1.289       259,821
                                                                                 2010   1.239       1.409        26,289
                                                                                 2009   0.982       1.239        25,930
                                                                                 2008   1.587       0.982        16,093
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2017   2.262       2.638            --
                                                                                 2016   2.113       2.262            --
                                                                                 2015   2.132       2.113            --
                                                                                 2014   1.970       2.132            --
                                                                                 2013   1.554       1.970            --
                                                                                 2012   1.374       1.554            --
                                                                                 2011   1.373       1.374            --
                                                                                 2010   1.250       1.373            --
                                                                                 2009   1.049       1.250            --
                                                                                 2008   1.522       1.049            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2017   2.367       2.903         3,010
                                                                                 2016   2.260       2.367         3,012
                                                                                 2015   2.110       2.260         8,101
                                                                                 2014   1.898       2.110         3,016
                                                                                 2013   1.412       1.898         3,018
                                                                                 2012   1.203       1.412         3,336
                                                                                 2011   1.241       1.203         3,732
                                                                                 2010   1.159       1.241         4,565
                                                                                 2009   0.835       1.159         5,045
                                                                                 2008   1.365       0.835         5,048
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2017   2.301       2.577            --
                                                                                 2016   2.087       2.301            --
                                                                                 2015   2.204       2.087         5,912
                                                                                 2014   2.022       2.204         6,208
                                                                                 2013   1.567       2.022         6,492
                                                                                 2012   1.379       1.567         6,739
                                                                                 2011   1.347       1.379         7,140
                                                                                 2010   1.262       1.347         7,476
                                                                                 2009   1.039       1.262         7,755
                                                                                 2008   1.655       1.039        21,864
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2017   3.055       3.703           494
                                                                                 2016   2.961       3.055           556
                                                                                 2015   3.174       2.961           765
                                                                                 2014   3.127       3.174           815
                                                                                 2013   2.180       3.127         8,689
                                                                                 2012   1.872       2.180        11,500
                                                                                 2011   1.893       1.872        18,741
                                                                                 2010   1.551       1.893        20,925
                                                                                 2009   1.114       1.551        24,054
                                                                                 2008   1.926       1.114        26,679
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.922       0.895            --
                                                                                 2008   1.513       0.922       168,076
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.923       0.910            --
                                                                                 2010   0.867       0.923        33,975
                                                                                 2009   0.757       0.867        35,995
                                                                                 2008   0.985       0.757        36,025
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.130       1.164            --
                                                                                 2008   1.105       1.130       525,364
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.401       1.494           670
                                                                                 2013   1.210       1.401           749
                                                                                 2012   1.121       1.210           826
                                                                                 2011   1.149       1.121           945
                                                                                 2010   1.051       1.149         1,047
                                                                                 2009   0.877       1.051         1,063
                                                                                 2008   1.202       0.877         1,014
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.984       0.951            --
                                                                                 2008   1.571       0.984        11,964

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.797       0.815           --
                                                                2008   1.436       0.797        2,786



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Scudder Advocate Reward
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.696       2.930        36,359
                                                                                       2016   2.479       2.696        37,861
                                                                                       2015   2.577       2.479        38,600
                                                                                       2014   2.174       2.577        61,039
                                                                                       2013   1.996       2.174       169,346
                                                                                       2012   1.960       1.996        93,590
                                                                                       2011   1.712       1.960       129,091
                                                                                       2010   1.638       1.712       151,351
                                                                                       2009   1.450       1.638       251,999
                                                                                       2008   2.180       1.450       324,056
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   3.130       4.024        40,729
                                                                                       2016   3.177       3.130        77,934
                                                                                       2015   3.051       3.177        71,421
                                                                                       2014   2.735       3.051       127,454
                                                                                       2013   2.064       2.735       129,938
                                                                                       2012   1.781       2.064       168,983
                                                                                       2011   1.823       1.781       246,893
                                                                                       2010   1.632       1.823       349,797
                                                                                       2009   1.102       1.632       465,847
                                                                                       2008   2.047       1.102       549,823
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   2.116       2.242       673,511
                                                                                       2016   1.888       2.116       827,967
                                                                                       2015   2.002       1.888       910,708
                                                                                       2014   1.971       2.002     1,834,885
                                                                                       2013   1.834       1.971     2,358,476
                                                                                       2012   1.601       1.834     2,645,733
                                                                                       2011   1.591       1.601     3,349,072
                                                                                       2010   1.398       1.591     4,637,994
                                                                                       2009   0.969       1.398       702,742
                                                                                       2008   1.298       0.969       411,090
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.344       2.963        75,723
                                                                                       2016   2.132       2.344        79,053
                                                                                       2015   2.511       2.132        90,199
                                                                                       2014   2.724       2.511       105,473
                                                                                       2013   2.910       2.724       132,185
                                                                                       2012   2.486       2.910       229,567
                                                                                       2011   3.099       2.486       326,741
                                                                                       2010   2.542       3.099       418,861
                                                                                       2009   1.529       2.542       486,392
                                                                                       2008   3.485       1.529       452,241
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.506       1.506            --
                                                                                       2013   1.282       1.506     1,427,095
                                                                                       2012   1.145       1.282     1,606,953
                                                                                       2011   1.185       1.145     1,708,286
                                                                                       2010   1.061       1.185     2,089,965
                                                                                       2009   0.883       1.061     2,317,516
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.623       1.615            --
                                                                                       2013   1.311       1.623       724,142
                                                                                       2012   1.153       1.311     1,040,693
                                                                                       2011   1.219       1.153     1,056,234
                                                                                       2010   1.074       1.219     1,163,446
                                                                                       2009   0.874       1.074     1,378,302
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.486       1.491            --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.323       1.486       490,555
                                                                              2012   1.198       1.323       590,524
                                                                              2011   1.220       1.198       921,618
                                                                              2010   1.104       1.220       986,874
                                                                              2009   0.934       1.104     1,038,545
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.885       2.376       268,630
                                                                              2016   1.935       1.885       306,702
                                                                              2015   2.003       1.935       390,591
                                                                              2014   2.190       2.003       489,759
                                                                              2013   1.868       2.190       601,754
                                                                              2012   1.628       1.868       783,632
                                                                              2011   1.855       1.628       946,241
                                                                              2010   1.693       1.855       995,566
                                                                              2009   1.309       1.693     1,210,101
                                                                              2008   2.247       1.309     1,266,452
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.066       1.155            --
                                                                              2012   1.030       1.066     1,035,971
                                                                              2011   1.106       1.030     1,552,496
                                                                              2010   0.915       1.106     1,164,583
                                                                              2009   0.681       0.915     1,410,554
                                                                              2008   1.079       0.681     1,654,478
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2017   2.055       2.762       121,399
                                                                              2016   2.085       2.055       129,094
                                                                              2015   2.040       2.085       152,392
                                                                              2014   2.032       2.040       257,138
                                                                              2013   1.626       2.032       236,925
                                                                              2012   1.365       1.626       173,832
                                                                              2011   1.516       1.365       181,828
                                                                              2010   1.403       1.516       165,970
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2017   1.639       1.639            --
                                                                              2016   1.601       1.639            --
                                                                              2015   1.653       1.601     1,518,418
                                                                              2014   1.610       1.653     2,083,789
                                                                              2013   1.614       1.610     2,234,701
                                                                              2012   1.474       1.614     3,344,425
                                                                              2011   1.449       1.474     3,488,992
                                                                              2010   1.315       1.449     3,975,737
                                                                              2009   1.008       1.315     3,529,247
                                                                              2008   1.165       1.008       590,942
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.371       1.432            --
                                                                              2012   1.240       1.371       295,207
                                                                              2011   1.401       1.240       356,186
                                                                              2010   1.190       1.401       284,309
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2017   1.600       1.840       354,655
                                                                              2016   1.404       1.600       390,230
                                                                              2015   1.481       1.404       442,390
                                                                              2014   1.330       1.481       363,680
                                                                              2013   1.011       1.330       419,056
                                                                              2012   0.872       1.011       555,744
                                                                              2011   0.924       0.872       779,438
                                                                              2010   0.803       0.924       937,954
                                                                              2009   0.690       0.803       992,643
                                                                              2008   1.039       0.690     1,013,968
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2017   2.851       3.497        19,702
                                                                              2016   2.731       2.851        29,887
                                                                              2015   2.604       2.731        60,346
                                                                              2014   2.348       2.604        91,762
                                                                              2013   1.749       2.348       137,583
                                                                              2012   1.565       1.749       146,807
                                                                              2011   1.618       1.565       239,401
                                                                              2010   1.289       1.618       366,182
                                                                              2009   0.901       1.289       312,968
                                                                              2008   1.456       0.901       213,354
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.610       1.735            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.545
                                                                                           2011   1.698
                                                                                           2010   1.358
                                                                                           2009   0.939
                                                                                           2008   1.720
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2017   1.239
                                                                                           2016   1.225
                                                                                           2015   1.242
                                                                                           2014   1.183
                                                                                           2013   1.215
                                                                                           2012   1.152
                                                                                           2011   1.102
                                                                                           2010   1.037
                                                                                           2009   0.967
                                                                                           2008   1.022
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.642
                                                                                           2016   1.668
                                                                                           2015   1.697
                                                                                           2014   1.726
                                                                                           2013   1.755
                                                                                           2012   1.786
                                                                                           2011   1.816
                                                                                           2010   1.847
                                                                                           2009   1.874
                                                                                           2008   1.868
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.379
                                                                                           2016   1.322
                                                                                           2015   1.360
                                                                                           2014   1.325
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.388
                                                                                           2016   1.318
                                                                                           2015   1.358
                                                                                           2014   1.313
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.376
                                                                                           2016   1.294
                                                                                           2015   1.339
                                                                                           2014   1.288
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.801
                                                                                           2016   1.716
                                                                                           2015   1.706
                                                                                           2014   1.573
                                                                                           2013   1.331
                                                                                           2012   1.207
                                                                                           2011   1.186
                                                                                           2010   1.103
                                                                                           2009   0.959
                                                                                           2008   1.224
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   2.077
                                                                                           2016   1.973
                                                                                           2015   1.965
                                                                                           2014   1.811
                                                                                           2013   1.382
                                                                                           2012   1.248
                                                                                           2011   1.326
                                                                                           2010   1.207
                                                                                           2009   0.933
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.386
                                                                                           2012   1.221
                                                                                           2011   1.327
                                                                                           2010   1.181
                                                                                           2009   0.989
                                                                                           2008   1.524
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   2.362



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.610       136,906
                                                                                           1.545       251,984
                                                                                           1.698       143,140
                                                                                           1.358       226,339
                                                                                           0.939       294,884
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.265       438,453
                                                                                           1.239       672,222
                                                                                           1.225       817,955
                                                                                           1.242       936,055
                                                                                           1.183     1,685,832
                                                                                           1.215     1,932,897
                                                                                           1.152     1,623,760
                                                                                           1.102     1,786,855
                                                                                           1.037     1,536,247
                                                                                           0.967     1,160,353
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.624       568,751
                                                                                           1.642       286,609
                                                                                           1.668       286,155
                                                                                           1.697       440,273
                                                                                           1.726       531,445
                                                                                           1.755     1,550,481
                                                                                           1.786       925,775
                                                                                           1.816     1,031,489
                                                                                           1.847     1,055,912
                                                                                           1.874     1,467,055
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.500       486,932
                                                                                           1.379       504,942
                                                                                           1.322       781,387
                                                                                           1.360     1,052,587
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.565     2,113,463
                                                                                           1.388     2,746,927
                                                                                           1.318     3,216,728
                                                                                           1.358     3,767,750
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.612     6,375,965
                                                                                           1.376     7,792,104
                                                                                           1.294     8,186,060
                                                                                           1.339     7,659,886
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2.033        57,859
                                                                                           1.801        63,044
                                                                                           1.716        52,637
                                                                                           1.706        38,887
                                                                                           1.573        98,439
                                                                                           1.331        76,395
                                                                                           1.207        79,432
                                                                                           1.186       101,171
                                                                                           1.103       150,560
                                                                                           0.959       163,522
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.426       678,428
                                                                                           2.077       754,695
                                                                                           1.973       329,673
                                                                                           1.965       440,669
                                                                                           1.811       601,138
                                                                                           1.382       776,586
                                                                                           1.248       832,416
                                                                                           1.326       829,849
                                                                                           1.207       837,325
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.525            --
                                                                                           1.386       364,996
                                                                                           1.221       409,193
                                                                                           1.327       404,320
                                                                                           1.181       530,164
                                                                                           0.989       588,336
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.902        53,320

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   2.285       2.362        53,871
                                                                          2015   2.265       2.285        66,672
                                                                          2014   2.078       2.265        70,163
                                                                          2013   1.747       2.078       111,444
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.462       1.969       524,663
                                                                          2016   1.489       1.462       876,120
                                                                          2015   1.370       1.489     1,014,498
                                                                          2014   1.215       1.370     1,098,593
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.791       2.135       245,948
                                                                          2016   1.636       1.791       376,735
                                                                          2015   1.649       1.636       410,946
                                                                          2014   1.483       1.649       469,563
                                                                          2013   1.145       1.483       720,364
                                                                          2012   1.009       1.145       625,964
                                                                          2011   1.010       1.009       708,708
                                                                          2010   0.897       1.010       755,899
                                                                          2009   0.725       0.897     1,190,775
                                                                          2008   1.116       0.725       472,930
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.954       2.062       407,395
                                                                          2016   1.683       1.954       549,029
                                                                          2015   1.825       1.683       590,707
                                                                          2014   1.692       1.825       679,853
                                                                          2013   1.306       1.692       869,813
                                                                          2012   1.166       1.306     1,075,462
                                                                          2011   1.162       1.166     1,228,624
                                                                          2010   1.085       1.162     1,258,274
                                                                          2009   0.994       1.085     1,536,896
                                                                          2008   1.459       0.994     1,667,548
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.505       1.660       559,219
                                                                          2016   1.405       1.505       502,297
                                                                          2015   1.435       1.405       563,358
                                                                          2014   1.347       1.435       668,716
                                                                          2013   1.154       1.347     1,019,020
                                                                          2012   1.055       1.154       990,558
                                                                          2011   1.050       1.055       658,086
                                                                          2010   0.973       1.050       744,405
                                                                          2009   0.837       0.973       854,064
                                                                          2008   1.096       0.837       849,720
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.531       2.931       172,557
                                                                          2016   2.254       2.531       219,219
                                                                          2015   2.299       2.254       239,318
                                                                          2014   2.114       2.299       383,568
                                                                          2013   1.585       2.114       665,195
                                                                          2012   1.385       1.585       277,125
                                                                          2011   1.398       1.385       614,498
                                                                          2010   1.278       1.398       654,349
                                                                          2009   1.077       1.278       657,129
                                                                          2008   1.546       1.077       629,372
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.631       1.852       276,612
                                                                          2016   1.402       1.631       346,019
                                                                          2015   1.420       1.402       370,151
                                                                          2014   1.449       1.420       456,531
                                                                          2013   1.163       1.449       751,813
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.194       1.628       106,856
                                                                          2012   1.023       1.194       538,524
                                                                          2011   1.055       1.023       903,709
                                                                          2010   0.919       1.055       875,435
                                                                          2009   0.653       0.919     1,112,032
                                                                          2008   1.072       0.653       849,286
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   2.112       2.776       179,928
                                                                          2016   2.114       2.112       208,931
                                                                          2015   1.944       2.114       286,724
                                                                          2014   1.815       1.944       546,540
                                                                          2013   1.440       1.815       732,345
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.677       3.226       217,757

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   2.443       2.677       241,643
                                                                                2015   2.425       2.443       308,322
                                                                                2014   2.313       2.425       373,622
                                                                                2013   1.632       2.313       515,590
                                                                                2012   1.432       1.632       540,183
                                                                                2011   1.436       1.432       679,583
                                                                                2010   1.084       1.436       743,130
                                                                                2009   0.796       1.084       721,583
                                                                                2008   1.211       0.796       668,556
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.903       1.160            --
                                                                                2008   1.726       0.903        79,119
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.076       1.076            --
                                                                                2011   1.292       1.076            --
                                                                                2010   1.171       1.292       102,708
                                                                                2009   1.168       1.171        70,276
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.043       1.014            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.937       1.875            --
                                                                                2013   1.468       1.937       614,831
                                                                                2012   1.292       1.468       803,130
                                                                                2011   1.380       1.292       803,859
                                                                                2010   1.206       1.380       636,511
                                                                                2009   0.970       1.206       818,275
                                                                                2008   1.477       0.970     1,207,246
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.609       1.726            --
                                                                                2009   1.109       1.609       232,253
                                                                                2008   2.262       1.109       287,834
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.401       1.315            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.411       1.586            --
                                                                                2010   1.333       1.411       172,109
                                                                                2009   1.113       1.333       174,959
                                                                                2008   1.480       1.113       444,958
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.137       2.045            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.261       1.226            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.628       1.525            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.907       0.914            --
                                                                                2008   1.197       0.907       967,483
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.057       1.019            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.570       1.521            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.536       1.464            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.987       1.966            --
                                                                                2013   1.661       1.987       201,317
                                                                                2012   1.430       1.661       264,629
                                                                                2011   1.705       1.430       270,021
                                                                                2010   1.531       1.705       278,448
                                                                                2009   1.087       1.531       273,582
                                                                                2008   2.122       1.087       364,727
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.238       1.233       111,812
                                                                                2016   1.249       1.238       303,633
                                                                                2015   1.275       1.249       273,637
                                                                                2014   1.236       1.275       292,260
                                                                                2013   1.299       1.236       408,944
                                                                                2012   1.290       1.299       474,546
                                                                                2011   1.224       1.290       426,531
                                                                                2010   1.172       1.224       415,383
                                                                                2009   1.107       1.172       365,920
                                                                                2008   1.077       1.107       326,025
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.845       0.847            --
                                                                                2008   1.313       0.845     1,409,013

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Deutsche High Income Subaccount (Class B) (6/03)............................. 2008   1.310       1.295            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   2.209       2.130            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.491       1.431            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.570       1.548            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.544       1.453            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.858       0.861            --
                                                                               2008   1.254       0.858     2,327,425
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.040       1.045            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.386       1.209            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   3.172       3.434       117,217
                                                                               2016   2.770       3.172       150,525
                                                                               2015   2.881       2.770       190,772
                                                                               2014   2.788       2.881       273,298
                                                                               2013   2.106       2.788       439,475
                                                                               2012   1.889       2.106       501,466
                                                                               2011   2.051       1.889       563,578
                                                                               2010   1.701       2.051       634,512
                                                                               2009   1.338       1.701       830,718
                                                                               2008   2.053       1.338     1,001,547
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.162       1.162            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   1.128       1.167            --
                                                                               2009   0.718       1.128       378,653
                                                                               2008   1.363       0.718       343,697
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.856       1.727            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.489       1.461            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   2.099       2.374           102
                                                                               2016   1.940       2.099           104
                                                                               2015   2.043       1.940           106
                                                                               2014   1.837       2.043        69,263
                                                                               2013   1.394       1.837        71,806
                                                                               2012   1.270       1.394        71,825
                                                                               2011   1.283       1.270        71,848
                                                                               2010   1.139       1.283        71,875
                                                                               2009   0.868       1.139        71,904
                                                                               2008   1.350       0.868        80,810
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.175       1.118            --





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2017   2.677       2.909    --
                                                                      2016   2.463       2.677    --
                                                                      2015   2.562       2.463    --
                                                                      2014   2.162       2.562    --
                                                                      2013   1.987       2.162    --
                                                                      2012   1.952       1.987    --
                                                                      2011   1.705       1.952    --
                                                                      2010   1.633       1.705    --
                                                                      2009   1.446       1.633    --
                                                                      2008   2.175       1.446    --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2017   3.109       3.994    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   3.157       3.109            --
                                                                                       2015   3.033       3.157            --
                                                                                       2014   2.721       3.033            --
                                                                                       2013   2.054       2.721            --
                                                                                       2012   1.773       2.054            --
                                                                                       2011   1.816       1.773            --
                                                                                       2010   1.627       1.816            --
                                                                                       2009   1.098       1.627            --
                                                                                       2008   2.042       1.098            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   2.102       2.226         1,318
                                                                                       2016   1.877       2.102         1,327
                                                                                       2015   1.990       1.877         5,344
                                                                                       2014   1.961       1.990         5,357
                                                                                       2013   1.825       1.961         6,872
                                                                                       2012   1.594       1.825         6,767
                                                                                       2011   1.585       1.594        42,847
                                                                                       2010   1.393       1.585        55,333
                                                                                       2009   0.967       1.393        37,454
                                                                                       2008   1.295       0.967        37,511
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.328       2.942            --
                                                                                       2016   2.118       2.328            --
                                                                                       2015   2.497       2.118            --
                                                                                       2014   2.710       2.497            --
                                                                                       2013   2.897       2.710         1,229
                                                                                       2012   2.475       2.897         1,230
                                                                                       2011   3.088       2.475         1,231
                                                                                       2010   2.534       3.088         1,232
                                                                                       2009   1.524       2.534         1,234
                                                                                       2008   3.477       1.524           319
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.499       1.499            --
                                                                                       2013   1.277       1.499            --
                                                                                       2012   1.141       1.277            --
                                                                                       2011   1.181       1.141            --
                                                                                       2010   1.058       1.181            --
                                                                                       2009   0.881       1.058            --
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.615       1.607            --
                                                                                       2013   1.306       1.615       472,144
                                                                                       2012   1.148       1.306       472,171
                                                                                       2011   1.216       1.148       472,203
                                                                                       2010   1.071       1.216       482,828
                                                                                       2009   0.872       1.071       482,905
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.479       1.484            --
                                                                                       2013   1.318       1.479        10,882
                                                                                       2012   1.193       1.318        10,911
                                                                                       2011   1.216       1.193        10,942
                                                                                       2010   1.101       1.216        10,976
                                                                                       2009   0.932       1.101        11,012
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.872       2.358            --
                                                                                       2016   1.922       1.872            --
                                                                                       2015   1.992       1.922            --
                                                                                       2014   2.178       1.992            --
                                                                                       2013   1.859       2.178         2,733
                                                                                       2012   1.621       1.859         2,766
                                                                                       2011   1.847       1.621        34,707
                                                                                       2010   1.687       1.847        36,846
                                                                                       2009   1.305       1.687        34,464
                                                                                       2008   2.241       1.305        34,716
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.062       1.150            --
                                                                                       2012   1.026       1.062        24,430
                                                                                       2011   1.103       1.026        71,521
                                                                                       2010   0.913       1.103        53,698
                                                                                       2009   0.680       0.913        55,873
                                                                                       2008   1.077       0.680        70,366
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10).......................... 2017   2.040       2.742            --

                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   2.072       2.040            --
                                                                           2015   2.028       2.072            --
                                                                           2014   2.021       2.028            --
                                                                           2013   1.618       2.021         2,123
                                                                           2012   1.359       1.618         2,126
                                                                           2011   1.510       1.359         2,128
                                                                           2010   1.398       1.510         2,130
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2017   1.629       1.629            --
                                                                           2016   1.591       1.629            --
                                                                           2015   1.643       1.591        70,709
                                                                           2014   1.601       1.643        75,307
                                                                           2013   1.607       1.601       105,243
                                                                           2012   1.467       1.607       103,366
                                                                           2011   1.443       1.467       106,753
                                                                           2010   1.311       1.443       178,038
                                                                           2009   1.005       1.311       180,500
                                                                           2008   1.162       1.005         3,241
 BHFTI RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.364       1.425            --
                                                                           2012   1.235       1.364            --
                                                                           2011   1.396       1.235            --
                                                                           2010   1.186       1.396            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   1.591       1.829            --
                                                                           2016   1.397       1.591            --
                                                                           2015   1.474       1.397            --
                                                                           2014   1.325       1.474            --
                                                                           2013   1.008       1.325            --
                                                                           2012   0.869       1.008            --
                                                                           2011   0.921       0.869            --
                                                                           2010   0.801       0.921            --
                                                                           2009   0.689       0.801            --
                                                                           2008   1.038       0.689            --
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)........... 2017   2.832       3.472            --
                                                                           2016   2.713       2.832            --
                                                                           2015   2.589       2.713            --
                                                                           2014   2.336       2.589            --
                                                                           2013   1.740       2.336            --
                                                                           2012   1.558       1.740            --
                                                                           2011   1.612       1.558            --
                                                                           2010   1.285       1.612            --
                                                                           2009   0.899       1.285            --
                                                                           2008   1.453       0.899            --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.602       1.727            --
                                                                           2012   1.538       1.602            --
                                                                           2011   1.691       1.538            --
                                                                           2010   1.354       1.691            --
                                                                           2009   0.936       1.354            --
                                                                           2008   1.716       0.936            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................. 2017   1.230       1.256            --
                                                                           2016   1.217       1.230            --
                                                                           2015   1.235       1.217            --
                                                                           2014   1.176       1.235            --
                                                                           2013   1.209       1.176            --
                                                                           2012   1.147       1.209            --
                                                                           2011   1.098       1.147            --
                                                                           2010   1.034       1.098            --
                                                                           2009   0.964       1.034            --
                                                                           2008   1.019       0.964            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....... 2017   1.631       1.613            --
                                                                           2016   1.658       1.631            --
                                                                           2015   1.687       1.658            --
                                                                           2014   1.717       1.687            --
                                                                           2013   1.747       1.717            --
                                                                           2012   1.778       1.747            --
                                                                           2011   1.809       1.778            --
                                                                           2010   1.841       1.809            --
                                                                           2009   1.869       1.841            --
                                                                           2008   1.864       1.869            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.372
                                                                                           2016   1.316
                                                                                           2015   1.354
                                                                                           2014   1.320
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.380
                                                                                           2016   1.311
                                                                                           2015   1.352
                                                                                           2014   1.308
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.368
                                                                                           2016   1.288
                                                                                           2015   1.333
                                                                                           2014   1.283
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.788
                                                                                           2016   1.705
                                                                                           2015   1.696
                                                                                           2014   1.565
                                                                                           2013   1.324
                                                                                           2012   1.202
                                                                                           2011   1.181
                                                                                           2010   1.099
                                                                                           2009   0.956
                                                                                           2008   1.221
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   2.063
                                                                                           2016   1.961
                                                                                           2015   1.954
                                                                                           2014   1.802
                                                                                           2013   1.375
                                                                                           2012   1.243
                                                                                           2011   1.321
                                                                                           2010   1.203
                                                                                           2009   0.930
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.379
                                                                                           2012   1.216
                                                                                           2011   1.322
                                                                                           2010   1.177
                                                                                           2009   0.986
                                                                                           2008   1.520
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   2.346
                                                                                           2016   2.271
                                                                                           2015   2.252
                                                                                           2014   2.067
                                                                                           2013   1.738
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.454
                                                                                           2016   1.482
                                                                                           2015   1.364
                                                                                           2014   1.210
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.781
                                                                                           2016   1.627
                                                                                           2015   1.641
                                                                                           2014   1.477
                                                                                           2013   1.141
                                                                                           2012   1.006
                                                                                           2011   1.007
                                                                                           2010   0.895
                                                                                           2009   0.724
                                                                                           2008   1.115
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2017   1.941
                                                                                           2016   1.672
                                                                                           2015   1.814
                                                                                           2014   1.683
                                                                                           2013   1.300
                                                                                           2012   1.161
                                                                                           2011   1.158
                                                                                           2010   1.081
                                                                                           2009   0.991
                                                                                           2008   1.456
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 2017   1.497



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.492        35,725
                                                                                           1.372        34,611
                                                                                           1.316        34,666
                                                                                           1.354        12,204
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.556       183,053
                                                                                           1.380       187,692
                                                                                           1.311       187,781
                                                                                           1.352       166,280
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.602       818,892
                                                                                           1.368       820,436
                                                                                           1.288       830,818
                                                                                           1.333       789,381
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2.018            --
                                                                                           1.788            --
                                                                                           1.705            --
                                                                                           1.696            --
                                                                                           1.565            --
                                                                                           1.324            --
                                                                                           1.202            --
                                                                                           1.181            --
                                                                                           1.099            --
                                                                                           0.956            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.409         8,972
                                                                                           2.063         8,991
                                                                                           1.961            --
                                                                                           1.954            --
                                                                                           1.802         3,333
                                                                                           1.375         3,702
                                                                                           1.243         3,799
                                                                                           1.321         3,758
                                                                                           1.203         3,788
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.517            --
                                                                                           1.379         2,270
                                                                                           1.216         2,272
                                                                                           1.322         2,275
                                                                                           1.177         2,278
                                                                                           0.986           418
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.881            --
                                                                                           2.346            --
                                                                                           2.271            --
                                                                                           2.252            --
                                                                                           2.067            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.957         5,571
                                                                                           1.454         5,849
                                                                                           1.482         6,156
                                                                                           1.364         6,471
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2.122            --
                                                                                           1.781            --
                                                                                           1.627            --
                                                                                           1.641            --
                                                                                           1.477            --
                                                                                           1.141            --
                                                                                           1.006            --
                                                                                           1.007            --
                                                                                           0.895            --
                                                                                           0.724            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2.047            --
                                                                                           1.941            --
                                                                                           1.672            --
                                                                                           1.814            --
                                                                                           1.683         6,751
                                                                                           1.300         7,139
                                                                                           1.161        64,610
                                                                                           1.158        64,804
                                                                                           1.081        64,710
                                                                                           0.991        62,146
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 1.650            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.399       1.497           --
                                                                          2015   1.429       1.399           --
                                                                          2014   1.342       1.429           --
                                                                          2013   1.150       1.342       14,470
                                                                          2012   1.052       1.150       14,363
                                                                          2011   1.048       1.052       14,681
                                                                          2010   0.971       1.048       14,956
                                                                          2009   0.835       0.971       36,117
                                                                          2008   1.095       0.835       21,253
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.514       2.910           --
                                                                          2016   2.240       2.514           --
                                                                          2015   2.286       2.240           --
                                                                          2014   2.103       2.286           --
                                                                          2013   1.578       2.103           --
                                                                          2012   1.380       1.578           --
                                                                          2011   1.393       1.380           --
                                                                          2010   1.274       1.393           --
                                                                          2009   1.074       1.274           --
                                                                          2008   1.542       1.074           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.622       1.841        1,497
                                                                          2016   1.394       1.622        1,588
                                                                          2015   1.413       1.394       16,983
                                                                          2014   1.443       1.413       18,093
                                                                          2013   1.158       1.443       28,615
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.190       1.622           --
                                                                          2012   1.020       1.190        6,296
                                                                          2011   1.052       1.020        6,818
                                                                          2010   0.917       1.052        6,918
                                                                          2009   0.653       0.917        7,493
                                                                          2008   1.071       0.653        8,187
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   2.098       2.756           --
                                                                          2016   2.101       2.098           --
                                                                          2015   1.933       2.101           --
                                                                          2014   1.806       1.933           --
                                                                          2013   1.432       1.806        5,023
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.659       3.202        4,158
                                                                          2016   2.428       2.659        4,165
                                                                          2015   2.411       2.428        4,173
                                                                          2014   2.301       2.411        4,079
                                                                          2013   1.624       2.301        3,974
                                                                          2012   1.426       1.624           --
                                                                          2011   1.430       1.426           --
                                                                          2010   1.081       1.430           --
                                                                          2009   0.793       1.081           --
                                                                          2008   1.209       0.793           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.901       1.156           --
                                                                          2008   1.722       0.901           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......... 2012   1.071       1.071           --
                                                                          2011   1.287       1.071           --
                                                                          2010   1.167       1.287           --
                                                                          2009   1.164       1.167           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................... 2008   1.041       1.012           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................... 2014   1.927       1.865           --
                                                                          2013   1.461       1.927        3,955
                                                                          2012   1.287       1.461        3,959
                                                                          2011   1.375       1.287        3,963
                                                                          2010   1.203       1.375          741
                                                                          2009   0.967       1.203          742
                                                                          2008   1.474       0.967          747
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............... 2010   1.604       1.720           --
                                                                          2009   1.105       1.604        1,722
                                                                          2008   2.257       1.105          336
 Deutsche Growth & Income Subaccount (Class B) (6/03).................... 2008   1.398       0.848           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.406       1.579            --
                                                                                2010   1.328       1.406         2,993
                                                                                2009   1.110       1.328         2,996
                                                                                2008   1.476       1.110         1,299
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.132       2.040            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.258       1.223            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.624       1.521            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.905       0.912            --
                                                                                2008   1.195       0.905        11,051
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.054       1.016            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.566       1.517            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.533       1.461            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.976       1.955            --
                                                                                2013   1.653       1.976            --
                                                                                2012   1.424       1.653            --
                                                                                2011   1.698       1.424        70,024
                                                                                2010   1.526       1.698        70,024
                                                                                2009   1.084       1.526        70,024
                                                                                2008   2.117       1.084        70,024
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.229       1.224            --
                                                                                2016   1.241       1.229            --
                                                                                2015   1.268       1.241            --
                                                                                2014   1.229       1.268            --
                                                                                2013   1.293       1.229            --
                                                                                2012   1.284       1.293            --
                                                                                2011   1.220       1.284            --
                                                                                2010   1.168       1.220            --
                                                                                2009   1.104       1.168            --
                                                                                2008   1.075       1.104            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.843       0.845            --
                                                                                2008   1.311       0.843       482,986
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.307       1.292            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.204       2.125            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.488       1.427            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.567       1.544            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.541       1.450            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.856       0.859            --
                                                                                2008   1.252       0.856            --
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.038       1.042            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.383       1.206            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2017   3.150       3.409            --
                                                                                2016   2.752       3.150            --
                                                                                2015   2.864       2.752            --
                                                                                2014   2.774       2.864            --
                                                                                2013   2.096       2.774         2,221
                                                                                2012   1.881       2.096         2,428
                                                                                2011   2.044       1.881         2,505
                                                                                2010   1.695       2.044         2,415
                                                                                2009   1.335       1.695         2,769
                                                                                2008   2.048       1.335         2,892
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.159       1.160            --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   1.124       1.163            --
                                                                                2009   0.716       1.124            --
                                                                                2008   1.360       0.716            --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.852       1.723            --
Dreyfus Investment Portfolios

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.486       1.457    --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   2.085       2.357    --
                                                                               2016   1.928       2.085    --
                                                                               2015   2.031       1.928    --
                                                                               2014   1.827       2.031    --
                                                                               2013   1.387       1.827    --
                                                                               2012   1.264       1.387    --
                                                                               2011   1.278       1.264    --
                                                                               2010   1.136       1.278    --
                                                                               2009   0.866       1.136    --
                                                                               2008   1.347       0.866    --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.174       1.116    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.659       2.888        8,934
                                                                                       2016   2.448       2.659        8,934
                                                                                       2015   2.547       2.448        9,984
                                                                                       2014   2.151       2.547       11,175
                                                                                       2013   1.977       2.151       11,449
                                                                                       2012   1.943       1.977       11,363
                                                                                       2011   1.699       1.943       11,387
                                                                                       2010   1.627       1.699       15,091
                                                                                       2009   1.442       1.627       13,603
                                                                                       2008   2.170       1.442       13,003
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   3.088       3.965        9,803
                                                                                       2016   3.137       3.088       10,006
                                                                                       2015   3.016       3.137        9,422
                                                                                       2014   2.707       3.016        9,939
                                                                                       2013   2.044       2.707       10,031
                                                                                       2012   1.766       2.044       10,282
                                                                                       2011   1.809       1.766       11,871
                                                                                       2010   1.621       1.809       11,651
                                                                                       2009   1.095       1.621       11,101
                                                                                       2008   2.038       1.095       11,961
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   2.088       2.210       21,118
                                                                                       2016   1.865       2.088       23,871
                                                                                       2015   1.979       1.865       23,713
                                                                                       2014   1.950       1.979       31,854
                                                                                       2013   1.816       1.950       44,207
                                                                                       2012   1.587       1.816       39,746
                                                                                       2011   1.579       1.587       45,534
                                                                                       2010   1.388       1.579       47,079
                                                                                       2009   0.964       1.388       10,687
                                                                                       2008   1.292       0.964       10,830
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.312       2.920        7,851
                                                                                       2016   2.105       2.312       12,782
                                                                                       2015   2.482       2.105       15,406
                                                                                       2014   2.695       2.482       14,150
                                                                                       2013   2.883       2.695       12,469
                                                                                       2012   2.465       2.883       10,915
                                                                                       2011   3.076       2.465        8,703
                                                                                       2010   2.526       3.076       10,489
                                                                                       2009   1.520       2.526       11,787
                                                                                       2008   3.469       1.520       12,691
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.492       1.492           --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.272       1.492         1,505
                                                                              2012   1.137       1.272         1,505
                                                                              2011   1.177       1.137         1,506
                                                                              2010   1.055       1.177         1,507
                                                                              2009   0.879       1.055         7,907
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.608       1.599            --
                                                                              2013   1.300       1.608        38,485
                                                                              2012   1.144       1.300        61,216
                                                                              2011   1.212       1.144        60,529
                                                                              2010   1.068       1.212        65,720
                                                                              2009   0.869       1.068        66,260
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.472       1.477            --
                                                                              2013   1.312       1.472        37,295
                                                                              2012   1.189       1.312        35,860
                                                                              2011   1.212       1.189        36,618
                                                                              2010   1.098       1.212        36,350
                                                                              2009   0.929       1.098        35,908
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.704       2.145        11,897
                                                                              2016   1.750       1.704        23,300
                                                                              2015   1.814       1.750        27,230
                                                                              2014   1.985       1.814        31,793
                                                                              2013   1.695       1.985        29,439
                                                                              2012   1.479       1.695        30,590
                                                                              2011   1.686       1.479        27,589
                                                                              2010   1.541       1.686        30,720
                                                                              2009   1.193       1.541        41,457
                                                                              2008   2.048       1.193        20,278
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.058       1.145            --
                                                                              2012   1.023       1.058        27,493
                                                                              2011   1.100       1.023        34,193
                                                                              2010   0.911       1.100        76,744
                                                                              2009   0.678       0.911        89,891
                                                                              2008   1.075       0.678       121,130
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2017   1.858       2.495           391
                                                                              2016   1.887       1.858           391
                                                                              2015   1.849       1.887           391
                                                                              2014   1.843       1.849           391
                                                                              2013   1.476       1.843           391
                                                                              2012   1.240       1.476           391
                                                                              2011   1.379       1.240           392
                                                                              2010   1.277       1.379         9,482
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2017   1.618       1.618            --
                                                                              2016   1.581       1.618            --
                                                                              2015   1.634       1.581        46,345
                                                                              2014   1.593       1.634        53,764
                                                                              2013   1.599       1.593       131,292
                                                                              2012   1.461       1.599       245,287
                                                                              2011   1.438       1.461       391,601
                                                                              2010   1.307       1.438       286,931
                                                                              2009   1.002       1.307       149,727
                                                                              2008   1.159       1.002            --
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.358       1.418            --
                                                                              2012   1.229       1.358         7,094
                                                                              2011   1.391       1.229         3,228
                                                                              2010   1.182       1.391         3,334
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2017   1.583       1.818        22,817
                                                                              2016   1.390       1.583        25,342
                                                                              2015   1.468       1.390        57,454
                                                                              2014   1.319       1.468        60,006
                                                                              2013   1.004       1.319        69,904
                                                                              2012   0.867       1.004       140,291
                                                                              2011   0.919       0.867       182,403
                                                                              2010   0.800       0.919       190,937
                                                                              2009   0.688       0.800       206,568
                                                                              2008   1.037       0.688       285,750
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2017   2.813       3.446            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.696
                                                                                           2015   2.574
                                                                                           2014   2.324
                                                                                           2013   1.732
                                                                                           2012   1.551
                                                                                           2011   1.606
                                                                                           2010   1.281
                                                                                           2009   0.896
                                                                                           2008   1.449
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.595
                                                                                           2012   1.531
                                                                                           2011   1.685
                                                                                           2010   1.349
                                                                                           2009   0.933
                                                                                           2008   1.712
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2017   1.222
                                                                                           2016   1.210
                                                                                           2015   1.227
                                                                                           2014   1.170
                                                                                           2013   1.203
                                                                                           2012   1.142
                                                                                           2011   1.094
                                                                                           2010   1.031
                                                                                           2009   0.961
                                                                                           2008   1.017
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.620
                                                                                           2016   1.647
                                                                                           2015   1.677
                                                                                           2014   1.708
                                                                                           2013   1.739
                                                                                           2012   1.770
                                                                                           2011   1.802
                                                                                           2010   1.835
                                                                                           2009   1.864
                                                                                           2008   1.859
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.365
                                                                                           2016   1.310
                                                                                           2015   1.348
                                                                                           2014   1.315
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.373
                                                                                           2016   1.305
                                                                                           2015   1.346
                                                                                           2014   1.303
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.361
                                                                                           2016   1.281
                                                                                           2015   1.327
                                                                                           2014   1.277
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.776
                                                                                           2016   1.694
                                                                                           2015   1.686
                                                                                           2014   1.557
                                                                                           2013   1.318
                                                                                           2012   1.197
                                                                                           2011   1.177
                                                                                           2010   1.096
                                                                                           2009   0.954
                                                                                           2008   1.218
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   2.049
                                                                                           2016   1.949
                                                                                           2015   1.943
                                                                                           2014   1.792
                                                                                           2013   1.368
                                                                                           2012   1.237
                                                                                           2011   1.316
                                                                                           2010   1.199
                                                                                           2009   0.928



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.813            --
                                                                                           2.696            --
                                                                                           2.574            --
                                                                                           2.324            --
                                                                                           1.732            --
                                                                                           1.551         4,452
                                                                                           1.606         4,460
                                                                                           1.281         9,897
                                                                                           0.896         4,479
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.718            --
                                                                                           1.595            --
                                                                                           1.531            --
                                                                                           1.685            --
                                                                                           1.349            --
                                                                                           0.933            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.247            --
                                                                                           1.222            --
                                                                                           1.210            --
                                                                                           1.227            --
                                                                                           1.170            --
                                                                                           1.203            --
                                                                                           1.142            --
                                                                                           1.094            --
                                                                                           1.031            --
                                                                                           0.961            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.601        25,421
                                                                                           1.620        29,472
                                                                                           1.647        31,983
                                                                                           1.677        30,277
                                                                                           1.708        27,155
                                                                                           1.739        22,332
                                                                                           1.770        17,110
                                                                                           1.802        15,934
                                                                                           1.835        18,270
                                                                                           1.864        15,065
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.483           393
                                                                                           1.365           402
                                                                                           1.310        43,177
                                                                                           1.348        43,078
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.547       752,709
                                                                                           1.373       777,085
                                                                                           1.305       948,883
                                                                                           1.346     1,378,230
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.593       264,990
                                                                                           1.361       335,902
                                                                                           1.281       408,491
                                                                                           1.327       539,067
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2.004        45,158
                                                                                           1.776        42,442
                                                                                           1.694        44,081
                                                                                           1.686        45,106
                                                                                           1.557        44,352
                                                                                           1.318        41,332
                                                                                           1.197        40,661
                                                                                           1.177        39,440
                                                                                           1.096        34,844
                                                                                           0.954        29,034
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.391         4,741
                                                                                           2.049         8,928
                                                                                           1.949           711
                                                                                           1.943           711
                                                                                           1.792           711
                                                                                           1.368           711
                                                                                           1.237           712
                                                                                           1.316           712
                                                                                           1.199         4,723

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)..................... 2013   1.373       1.510            --
                                                                          2012   1.211       1.373         6,863
                                                                          2011   1.317       1.211         7,039
                                                                          2010   1.173       1.317         7,277
                                                                          2009   0.983       1.173        11,075
                                                                          2008   1.516       0.983        10,920
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2017   2.331       2.860            --
                                                                          2016   2.256       2.331            --
                                                                          2015   2.239       2.256            --
                                                                          2014   2.056       2.239            --
                                                                          2013   1.730       2.056            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.446       1.946        91,170
                                                                          2016   1.475       1.446       169,499
                                                                          2015   1.358       1.475       184,942
                                                                          2014   1.205       1.358       241,017
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.771       2.109         6,139
                                                                          2016   1.619       1.771        23,788
                                                                          2015   1.633       1.619        25,133
                                                                          2014   1.470       1.633        26,414
                                                                          2013   1.137       1.470        30,541
                                                                          2012   1.003       1.137        31,894
                                                                          2011   1.005       1.003        33,271
                                                                          2010   0.893       1.005        34,826
                                                                          2009   0.722       0.893        34,835
                                                                          2008   1.113       0.722            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.928       2.033        46,380
                                                                          2016   1.662       1.928        79,216
                                                                          2015   1.804       1.662        81,050
                                                                          2014   1.674       1.804        78,289
                                                                          2013   1.294       1.674        77,945
                                                                          2012   1.156       1.294        80,029
                                                                          2011   1.153       1.156        58,586
                                                                          2010   1.078       1.153        61,879
                                                                          2009   0.988       1.078        68,491
                                                                          2008   1.452       0.988        46,409
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.489       1.640        16,467
                                                                          2016   1.392       1.489        52,915
                                                                          2015   1.423       1.392        53,583
                                                                          2014   1.337       1.423        50,739
                                                                          2013   1.147       1.337        50,710
                                                                          2012   1.049       1.147        73,043
                                                                          2011   1.045       1.049        62,873
                                                                          2010   0.969       1.045        58,227
                                                                          2009   0.834       0.969        58,157
                                                                          2008   1.094       0.834        27,662
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.497       2.889           632
                                                                          2016   2.226       2.497           632
                                                                          2015   2.273       2.226         4,089
                                                                          2014   2.092       2.273         5,785
                                                                          2013   1.570       2.092         6,171
                                                                          2012   1.374       1.570           632
                                                                          2011   1.387       1.374           632
                                                                          2010   1.270       1.387           632
                                                                          2009   1.071       1.270           633
                                                                          2008   1.539       1.071            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.613       1.829         7,924
                                                                          2016   1.387       1.613        11,467
                                                                          2015   1.407       1.387        12,832
                                                                          2014   1.436       1.407        23,238
                                                                          2013   1.153       1.436        26,088
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.186       1.616            --
                                                                          2012   1.017       1.186         3,654
                                                                          2011   1.050       1.017         3,775
                                                                          2010   0.916       1.050         3,899
                                                                          2009   0.652       0.916        16,093
                                                                          2008   1.070       0.652         1,466
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   2.084       2.736         2,622

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   2.088       2.084        9,155
                                                                                2015   1.922       2.088        9,041
                                                                                2014   1.796       1.922        9,834
                                                                                2013   1.425       1.796       10,027
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 2017   2.641       3.179        1,008
                                                                                2016   2.412       2.641        1,614
                                                                                2015   2.397       2.412        1,631
                                                                                2014   2.289       2.397        1,698
                                                                                2013   1.616       2.289        9,257
                                                                                2012   1.420       1.616        9,372
                                                                                2011   1.425       1.420        9,462
                                                                                2010   1.077       1.425        9,593
                                                                                2009   0.791       1.077       15,613
                                                                                2008   1.206       0.791        9,714
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.898       1.152           --
                                                                                2008   1.718       0.898           --
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.067       1.067           --
                                                                                2011   1.282       1.067           --
                                                                                2010   1.163       1.282           --
                                                                                2009   1.160       1.163           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.040       1.011           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.917       1.855           --
                                                                                2013   1.455       1.917       87,664
                                                                                2012   1.281       1.455       89,488
                                                                                2011   1.369       1.281       64,604
                                                                                2010   1.199       1.369       61,286
                                                                                2009   0.965       1.199       58,359
                                                                                2008   1.471       0.965       51,917
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.599       1.714           --
                                                                                2009   1.102       1.599        3,411
                                                                                2008   2.252       1.102        3,124
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.395       0.845           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.400       1.573           --
                                                                                2010   1.324       1.400        1,752
                                                                                2009   1.107       1.324        1,748
                                                                                2008   1.473       1.107        1,427
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.127       2.035           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.255       1.220           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.621       1.517           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.903       0.910           --
                                                                                2008   1.193       0.903       42,028
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.052       1.014           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.563       1.514           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.529       1.457           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.966       1.945           --
                                                                                2013   1.646       1.966           --
                                                                                2012   1.418       1.646           --
                                                                                2011   1.692       1.418           --
                                                                                2010   1.521       1.692           --
                                                                                2009   1.081       1.521           --
                                                                                2008   2.112       1.081           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.221       1.215           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2016   1.234       1.221           --
                                                                               2015   1.261       1.234           --
                                                                               2014   1.223       1.261           --
                                                                               2013   1.287       1.223           --
                                                                               2012   1.279       1.287           --
                                                                               2011   1.215       1.279           --
                                                                               2010   1.164       1.215           --
                                                                               2009   1.101       1.164           --
                                                                               2008   1.072       1.101       54,175
 Deutsche Growth Allocation Subaccount (Class B) (9/04)....................... 2009   0.841       0.843           --
                                                                               2008   1.309       0.841       69,594
 Deutsche High Income Subaccount (Class B) (6/03)............................. 2008   1.305       1.289           --
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   2.199       2.119           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.484       1.424           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.563       1.540           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.537       1.446           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.855       0.857           --
                                                                               2008   1.249       0.855        6,440
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.036       1.039           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.380       1.203           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   3.129       3.385           --
                                                                               2016   2.735       3.129           --
                                                                               2015   2.848       2.735           --
                                                                               2014   2.759       2.848        1,109
                                                                               2013   2.086       2.759        1,266
                                                                               2012   1.873       2.086        1,268
                                                                               2011   2.036       1.873        1,272
                                                                               2010   1.690       2.036        4,583
                                                                               2009   1.331       1.690        4,589
                                                                               2008   2.043       1.331        4,595
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.157       1.157           --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   1.121       1.159           --
                                                                               2009   0.714       1.121        3,612
                                                                               2008   1.357       0.714        3,985
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.848       1.719           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.482       1.454           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   2.071       2.340           --
                                                                               2016   1.915       2.071           --
                                                                               2015   2.019       1.915           --
                                                                               2014   1.817       2.019           --
                                                                               2013   1.381       1.817           --
                                                                               2012   1.259       1.381           --
                                                                               2011   1.273       1.259           --
                                                                               2010   1.132       1.273           --
                                                                               2009   0.864       1.132           --
                                                                               2008   1.344       0.864           --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.173       1.115           --




                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.623       2.846        25,987
                                                                                       2016   2.417       2.623        29,136
                                                                                       2015   2.518       2.417         2,231
                                                                                       2014   2.128       2.518         2,232
                                                                                       2013   1.958       2.128         9,712
                                                                                       2012   1.927       1.958         9,260
                                                                                       2011   1.686       1.927        42,094
                                                                                       2010   1.617       1.686        15,666
                                                                                       2009   1.434       1.617        16,446
                                                                                       2008   2.160       1.434        15,854
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   3.046       3.908        18,497
                                                                                       2016   3.098       3.046        24,444
                                                                                       2015   2.981       3.098        24,555
                                                                                       2014   2.678       2.981        23,008
                                                                                       2013   2.025       2.678        39,615
                                                                                       2012   1.751       2.025        42,122
                                                                                       2011   1.796       1.751        43,772
                                                                                       2010   1.611       1.796        42,849
                                                                                       2009   1.089       1.611        57,355
                                                                                       2008   2.028       1.089        65,036
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   2.059       2.178       205,693
                                                                                       2016   1.842       2.059       217,832
                                                                                       2015   1.956       1.842       301,447
                                                                                       2014   1.930       1.956       299,532
                                                                                       2013   1.799       1.930       441,221
                                                                                       2012   1.573       1.799       651,101
                                                                                       2011   1.567       1.573       682,473
                                                                                       2010   1.379       1.567     1,050,209
                                                                                       2009   0.959       1.379       462,408
                                                                                       2008   1.286       0.959       555,213
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.281       2.878        26,314
                                                                                       2016   2.079       2.281        28,346
                                                                                       2015   2.454       2.079        35,455
                                                                                       2014   2.667       2.454        35,525
                                                                                       2013   2.855       2.667        56,357
                                                                                       2012   2.444       2.855        52,885
                                                                                       2011   3.053       2.444        50,531
                                                                                       2010   2.509       3.053        56,423
                                                                                       2009   1.512       2.509        89,789
                                                                                       2008   3.453       1.512        94,074
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.478       1.477            --
                                                                                       2013   1.261       1.478       623,954
                                                                                       2012   1.128       1.261       713,295
                                                                                       2011   1.170       1.128       713,295
                                                                                       2010   1.050       1.170       723,967
                                                                                       2009   0.875       1.050       724,442
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.593       1.584            --
                                                                                       2013   1.289       1.593       695,595
                                                                                       2012   1.136       1.289     1,399,007
                                                                                       2011   1.204       1.136     1,504,088
                                                                                       2010   1.063       1.204     1,504,219
                                                                                       2009   0.865       1.063     1,366,907
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.459       1.463            --
                                                                                       2013   1.301       1.459       271,104
                                                                                       2012   1.180       1.301       420,445
                                                                                       2011   1.204       1.180       428,117
                                                                                       2010   1.092       1.204       438,565
                                                                                       2009   0.925       1.092       446,559
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.835       2.307        59,195

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2016   1.886       1.835        76,002
                                                                         2015   1.957       1.886       141,165
                                                                         2014   2.144       1.957       148,167
                                                                         2013   1.832       2.144       222,708
                                                                         2012   1.600       1.832       241,788
                                                                         2011   1.826       1.600       282,332
                                                                         2010   1.671       1.826       283,229
                                                                         2009   1.294       1.671       291,236
                                                                         2008   2.224       1.294       351,642
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   1.050       1.136            --
                                                                         2012   1.016       1.050       401,086
                                                                         2011   1.093       1.016       442,557
                                                                         2010   0.907       1.093       705,602
                                                                         2009   0.676       0.907       708,664
                                                                         2008   1.072       0.676       773,187
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2017   1.999       2.682        20,596
                                                                         2016   2.033       1.999        22,777
                                                                         2015   1.993       2.033        32,123
                                                                         2014   1.989       1.993        31,849
                                                                         2013   1.595       1.989        29,452
                                                                         2012   1.341       1.595        47,266
                                                                         2011   1.493       1.341        47,672
                                                                         2010   1.384       1.493        52,565
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2017   1.598       1.598            --
                                                                         2016   1.562       1.598            --
                                                                         2015   1.615       1.562       727,463
                                                                         2014   1.576       1.615       757,168
                                                                         2013   1.584       1.576       984,336
                                                                         2012   1.449       1.584     1,047,284
                                                                         2011   1.427       1.449     1,145,450
                                                                         2010   1.298       1.427     1,149,453
                                                                         2009   0.996       1.298     1,372,955
                                                                         2008   1.153       0.996       324,220
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.345       1.404            --
                                                                         2012   1.219       1.345        65,426
                                                                         2011   1.380       1.219       112,522
                                                                         2010   1.174       1.380        68,065
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2017   1.566       1.797       276,204
                                                                         2016   1.377       1.566       300,596
                                                                         2015   1.455       1.377       382,901
                                                                         2014   1.309       1.455       348,699
                                                                         2013   0.997       1.309       419,690
                                                                         2012   0.862       0.997       437,276
                                                                         2011   0.915       0.862       521,650
                                                                         2010   0.797       0.915       543,344
                                                                         2009   0.686       0.797       560,177
                                                                         2008   1.035       0.686       557,303
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2017   2.775       3.397        13,906
                                                                         2016   2.663       2.775        18,980
                                                                         2015   2.544       2.663        19,835
                                                                         2014   2.299       2.544        20,642
                                                                         2013   1.716       2.299        32,611
                                                                         2012   1.538       1.716        50,976
                                                                         2011   1.594       1.538        82,200
                                                                         2010   1.272       1.594        42,063
                                                                         2009   0.891       1.272        29,296
                                                                         2008   1.442       0.891        36,084
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.579       1.702            --
                                                                         2012   1.518       1.579        67,174
                                                                         2011   1.672       1.518        66,103
                                                                         2010   1.340       1.672        71,039
                                                                         2009   0.928       1.340        81,041
                                                                         2008   1.704       0.928        88,773
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)............... 2017   1.206       1.229       106,921

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.195
                                                                                           2015   1.213
                                                                                           2014   1.158
                                                                                           2013   1.192
                                                                                           2012   1.133
                                                                                           2011   1.086
                                                                                           2010   1.024
                                                                                           2009   0.956
                                                                                           2008   1.012
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.598
                                                                                           2016   1.627
                                                                                           2015   1.658
                                                                                           2014   1.690
                                                                                           2013   1.722
                                                                                           2012   1.755
                                                                                           2011   1.789
                                                                                           2010   1.823
                                                                                           2009   1.853
                                                                                           2008   1.850
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.350
                                                                                           2016   1.297
                                                                                           2015   1.336
                                                                                           2014   1.304
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.358
                                                                                           2016   1.292
                                                                                           2015   1.334
                                                                                           2014   1.292
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.347
                                                                                           2016   1.269
                                                                                           2015   1.316
                                                                                           2014   1.267
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.752
                                                                                           2016   1.673
                                                                                           2015   1.667
                                                                                           2014   1.541
                                                                                           2013   1.305
                                                                                           2012   1.187
                                                                                           2011   1.168
                                                                                           2010   1.089
                                                                                           2009   0.948
                                                                                           2008   1.212
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   2.022
                                                                                           2016   1.925
                                                                                           2015   1.920
                                                                                           2014   1.774
                                                                                           2013   1.355
                                                                                           2012   1.227
                                                                                           2011   1.306
                                                                                           2010   1.192
                                                                                           2009   0.922
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.360
                                                                                           2012   1.200
                                                                                           2011   1.307
                                                                                           2010   1.165
                                                                                           2009   0.978
                                                                                           2008   1.509
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   2.299
                                                                                           2016   2.228
                                                                                           2015   2.213
                                                                                           2014   2.035
                                                                                           2013   1.712
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.431
                                                                                           2016   1.460
                                                                                           2015   1.346
                                                                                           2014   1.196
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.751



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.206       120,669
                                                                                           1.195       395,847
                                                                                           1.213       408,802
                                                                                           1.158       478,915
                                                                                           1.192       501,333
                                                                                           1.133       626,069
                                                                                           1.086       533,887
                                                                                           1.024       617,076
                                                                                           0.956       701,637
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.578        26,933
                                                                                           1.598        33,743
                                                                                           1.627        85,912
                                                                                           1.658        96,708
                                                                                           1.690       116,776
                                                                                           1.722        83,061
                                                                                           1.755       130,445
                                                                                           1.789        81,244
                                                                                           1.823       252,958
                                                                                           1.853       465,455
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.466       111,126
                                                                                           1.350       121,990
                                                                                           1.297       178,771
                                                                                           1.336       309,169
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.529     1,850,023
                                                                                           1.358     1,920,119
                                                                                           1.292     2,010,427
                                                                                           1.334     2,022,934
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.574     1,615,094
                                                                                           1.347     1,636,714
                                                                                           1.269     1,646,410
                                                                                           1.316     1,963,365
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.975        17,002
                                                                                           1.752        18,775
                                                                                           1.673        20,244
                                                                                           1.667        20,443
                                                                                           1.541        26,264
                                                                                           1.305        25,940
                                                                                           1.187        45,279
                                                                                           1.168        45,833
                                                                                           1.089        88,698
                                                                                           0.948        85,266
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.357       433,862
                                                                                           2.022       505,392
                                                                                           1.925       246,415
                                                                                           1.920       292,408
                                                                                           1.774       305,785
                                                                                           1.355       398,164
                                                                                           1.227       493,142
                                                                                           1.306       618,059
                                                                                           1.192       686,761
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.495            --
                                                                                           1.360        62,788
                                                                                           1.200        95,724
                                                                                           1.307        99,851
                                                                                           1.165        76,059
                                                                                           0.978        80,612
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.819        35,903
                                                                                           2.299        40,188
                                                                                           2.228        54,243
                                                                                           2.213        54,241
                                                                                           2.035        64,660
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.923       288,238
                                                                                           1.431       349,850
                                                                                           1.460       448,568
                                                                                           1.346       497,784
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2.083        91,540

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.602       1.751        98,946
                                                                          2015   1.618       1.602        72,026
                                                                          2014   1.458       1.618        72,057
                                                                          2013   1.129       1.458        81,021
                                                                          2012   0.997       1.129       131,415
                                                                          2011   0.999       0.997       188,966
                                                                          2010   0.890       0.999       225,288
                                                                          2009   0.720       0.890       227,845
                                                                          2008   1.111       0.720       208,244
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.902       2.003       162,284
                                                                          2016   1.641       1.902       144,896
                                                                          2015   1.783       1.641       210,651
                                                                          2014   1.656       1.783       231,935
                                                                          2013   1.281       1.656       295,106
                                                                          2012   1.146       1.281       365,840
                                                                          2011   1.144       1.146       462,078
                                                                          2010   1.071       1.144       485,382
                                                                          2009   0.983       1.071       701,651
                                                                          2008   1.445       0.983       721,612
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.473       1.621       188,173
                                                                          2016   1.378       1.473        80,437
                                                                          2015   1.410       1.378        89,272
                                                                          2014   1.327       1.410        98,130
                                                                          2013   1.139       1.327       188,482
                                                                          2012   1.043       1.139       210,762
                                                                          2011   1.041       1.043       283,598
                                                                          2010   0.966       1.041       395,524
                                                                          2009   0.832       0.966       471,387
                                                                          2008   1.092       0.832       325,782
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.463       2.847        53,732
                                                                          2016   2.198       2.463        69,917
                                                                          2015   2.247       2.198       102,200
                                                                          2014   2.070       2.247       117,149
                                                                          2013   1.555       2.070       159,901
                                                                          2012   1.362       1.555       154,572
                                                                          2011   1.377       1.362       195,039
                                                                          2010   1.261       1.377       195,309
                                                                          2009   1.065       1.261       240,756
                                                                          2008   1.531       1.065       243,676
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.594       1.806       156,768
                                                                          2016   1.372       1.594       167,525
                                                                          2015   1.393       1.372       204,691
                                                                          2014   1.424       1.393       217,273
                                                                          2013   1.144       1.424       369,840
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.178       1.604        42,203
                                                                          2012   1.012       1.178       267,091
                                                                          2011   1.045       1.012       236,797
                                                                          2010   0.912       1.045       409,259
                                                                          2009   0.650       0.912       386,369
                                                                          2008   1.068       0.650       398,832
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   2.056       2.696       849,707
                                                                          2016   2.062       2.056       860,228
                                                                          2015   1.900       2.062       900,974
                                                                          2014   1.777       1.900       187,029
                                                                          2013   1.411       1.777       250,188
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.606       3.133        21,481
                                                                          2016   2.382       2.606        22,208
                                                                          2015   2.370       2.382        35,432
                                                                          2014   2.265       2.370        50,957
                                                                          2013   1.601       2.265        60,388
                                                                          2012   1.408       1.601        63,621
                                                                          2011   1.414       1.408        67,943
                                                                          2010   1.070       1.414       117,116
                                                                          2009   0.787       1.070        92,216
                                                                          2008   1.200       0.787        93,582
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.893       1.145            --
                                                                          2008   1.710       0.893        23,568

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.058       1.058            --
                                                                                2011   1.273       1.058            --
                                                                                2010   1.156       1.273        19,497
                                                                                2009   1.153       1.156        21,912
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.037       1.008            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.897       1.835            --
                                                                                2013   1.441       1.897       263,382
                                                                                2012   1.270       1.441       317,143
                                                                                2011   1.359       1.270       361,167
                                                                                2010   1.191       1.359       302,632
                                                                                2009   0.959       1.191       458,034
                                                                                2008   1.464       0.959       524,155
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.588       1.702            --
                                                                                2009   1.096       1.588        31,258
                                                                                2008   2.242       1.096        73,951
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.388       1.302            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.390       1.561            --
                                                                                2010   1.315       1.390       102,334
                                                                                2009   1.101       1.315       113,790
                                                                                2008   1.466       1.101       121,650
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.117       2.025            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.249       1.214            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.613       1.510            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.899       0.906            --
                                                                                2008   1.189       0.899       360,131
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.047       1.009            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.556       1.506            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.522       1.450            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.945       1.924            --
                                                                                2013   1.630       1.945         6,020
                                                                                2012   1.406       1.630         6,152
                                                                                2011   1.679       1.406         6,117
                                                                                2010   1.511       1.679         7,942
                                                                                2009   1.075       1.511         7,965
                                                                                2008   2.103       1.075         9,693
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.205       1.198        30,111
                                                                                2016   1.218       1.205        29,934
                                                                                2015   1.246       1.218        40,640
                                                                                2014   1.210       1.246        44,903
                                                                                2013   1.275       1.210        47,409
                                                                                2012   1.268       1.275        72,439
                                                                                2011   1.206       1.268       206,989
                                                                                2010   1.157       1.206       127,009
                                                                                2009   1.095       1.157       126,656
                                                                                2008   1.068       1.095       124,617
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.838       0.839            --
                                                                                2008   1.305       0.838     1,581,048
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.299       1.283            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.189       2.109            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.477       1.417            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.556       1.533            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.530       1.439            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.851       0.853            --
                                                                                2008   1.245       0.851       822,989
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.031       1.034            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.374       1.197            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   3.087       3.336        57,719
                                                                               2016   2.701       3.087        54,137
                                                                               2015   2.815       2.701        82,660
                                                                               2014   2.730       2.815       102,553
                                                                               2013   2.066       2.730       133,705
                                                                               2012   1.857       2.066       202,400
                                                                               2011   2.021       1.857       212,755
                                                                               2010   1.679       2.021       247,220
                                                                               2009   1.324       1.679       324,782
                                                                               2008   2.034       1.324       383,584
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.151       1.151            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   1.113       1.151            --
                                                                               2009   0.710       1.113        65,883
                                                                               2008   1.350       0.710        74,524
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.839       1.710            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.476       1.447            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   2.043       2.306         8,262
                                                                               2016   1.892       2.043         8,262
                                                                               2015   1.996       1.892         8,262
                                                                               2014   1.798       1.996         8,262
                                                                               2013   1.368       1.798         8,262
                                                                               2012   1.248       1.368         8,262
                                                                               2011   1.264       1.248        56,279
                                                                               2010   1.124       1.264         8,262
                                                                               2009   0.859       1.124         8,262
                                                                               2008   1.338       0.859         8,266
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.170       1.112            --





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2017   2.606       2.825        71,748
                                                                      2016   2.402       2.606        75,181
                                                                      2015   2.503       2.402        96,347
                                                                      2014   2.117       2.503       109,443
                                                                      2013   1.949       2.117       159,473
                                                                      2012   1.918       1.949       165,514
                                                                      2011   1.680       1.918       175,193
                                                                      2010   1.611       1.680       185,186
                                                                      2009   1.430       1.611       180,142
                                                                      2008   2.155       1.430       215,906
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2017   3.026       3.880       128,542
                                                                      2016   3.079       3.026       114,616
                                                                      2015   2.964       3.079       136,499
                                                                      2014   2.664       2.964       179,297
                                                                      2013   2.015       2.664       207,151
                                                                      2012   1.743       2.015       225,971
                                                                      2011   1.789       1.743       238,619
                                                                      2010   1.605       1.789       303,140
                                                                      2009   1.086       1.605       332,591
                                                                      2008   2.024       1.086       428,762
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08).............. 2017   2.045       2.162       761,527

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.830       2.045       973,361
                                                                                       2015   1.945       1.830     1,224,667
                                                                                       2014   1.920       1.945     1,577,874
                                                                                       2013   1.790       1.920     2,014,223
                                                                                       2012   1.567       1.790     2,609,942
                                                                                       2011   1.561       1.567     2,728,963
                                                                                       2010   1.375       1.561     3,271,656
                                                                                       2009   0.956       1.375       931,655
                                                                                       2008   1.283       0.956     1,123,073
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.266       2.857       140,461
                                                                                       2016   2.066       2.266       149,857
                                                                                       2015   2.440       2.066       189,715
                                                                                       2014   2.653       2.440       239,269
                                                                                       2013   2.842       2.653       327,696
                                                                                       2012   2.433       2.842       391,783
                                                                                       2011   3.041       2.433       428,564
                                                                                       2010   2.501       3.041       580,201
                                                                                       2009   1.507       2.501       607,176
                                                                                       2008   3.445       1.507       711,476
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.471       1.470            --
                                                                                       2013   1.256       1.471     2,926,744
                                                                                       2012   1.124       1.256     3,506,109
                                                                                       2011   1.166       1.124     3,810,455
                                                                                       2010   1.047       1.166     3,941,808
                                                                                       2009   0.873       1.047     4,584,310
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.585       1.576            --
                                                                                       2013   1.284       1.585     1,694,424
                                                                                       2012   1.131       1.284     2,393,988
                                                                                       2011   1.200       1.131     2,868,213
                                                                                       2010   1.060       1.200     3,345,619
                                                                                       2009   0.863       1.060     4,206,706
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.452       1.456            --
                                                                                       2013   1.296       1.452     2,357,403
                                                                                       2012   1.176       1.296     2,637,940
                                                                                       2011   1.200       1.176     2,486,193
                                                                                       2010   1.089       1.200     3,571,647
                                                                                       2009   0.923       1.089     3,195,710
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.822       2.290       505,626
                                                                                       2016   1.874       1.822       565,476
                                                                                       2015   1.946       1.874       624,864
                                                                                       2014   2.132       1.946       878,317
                                                                                       2013   1.823       2.132     1,172,017
                                                                                       2012   1.593       1.823     1,453,642
                                                                                       2011   1.819       1.593     1,712,926
                                                                                       2010   1.665       1.819     1,992,980
                                                                                       2009   1.291       1.665     2,268,150
                                                                                       2008   2.219       1.291     2,530,223
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.046       1.132            --
                                                                                       2012   1.013       1.046     1,510,570
                                                                                       2011   1.090       1.013     1,694,566
                                                                                       2010   0.905       1.090     1,901,482
                                                                                       2009   0.675       0.905     1,947,311
                                                                                       2008   1.071       0.675     2,449,277
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10).......................... 2017   1.985       2.662       354,888
                                                                                       2016   2.020       1.985       459,961
                                                                                       2015   1.982       2.020       505,732
                                                                                       2014   1.978       1.982       588,153
                                                                                       2013   1.587       1.978       626,128
                                                                                       2012   1.336       1.587       647,127
                                                                                       2011   1.487       1.336       712,326
                                                                                       2010   1.379       1.487       762,125
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)........................... 2017   1.587       1.587            --

                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.552       1.587            --
                                                                           2015   1.606       1.552     1,690,864
                                                                           2014   1.568       1.606     2,469,992
                                                                           2013   1.576       1.568     3,060,570
                                                                           2012   1.442       1.576     7,802,658
                                                                           2011   1.422       1.442     8,390,112
                                                                           2010   1.294       1.422     9,699,285
                                                                           2009   0.994       1.294     6,183,121
                                                                           2008   1.151       0.994     1,616,410
 BHFTI RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.338       1.397            --
                                                                           2012   1.214       1.338       182,024
                                                                           2011   1.375       1.214       306,028
                                                                           2010   1.170       1.375       322,408
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   1.558       1.787     2,052,806
                                                                           2016   1.370       1.558     2,440,164
                                                                           2015   1.449       1.370     2,791,780
                                                                           2014   1.304       1.449     3,447,291
                                                                           2013   0.994       1.304     5,036,160
                                                                           2012   0.859       0.994     6,185,928
                                                                           2011   0.913       0.859     6,692,749
                                                                           2010   0.795       0.913     7,589,083
                                                                           2009   0.685       0.795     8,557,665
                                                                           2008   1.034       0.685     9,498,604
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)........... 2017   2.756       3.372        98,003
                                                                           2016   2.646       2.756        89,286
                                                                           2015   2.529       2.646        97,845
                                                                           2014   2.287       2.529       100,707
                                                                           2013   1.707       2.287       156,655
                                                                           2012   1.532       1.707       163,930
                                                                           2011   1.588       1.532       177,601
                                                                           2010   1.268       1.588       226,351
                                                                           2009   0.889       1.268       253,345
                                                                           2008   1.439       0.889       290,895
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.572       1.693            --
                                                                           2012   1.512       1.572       238,153
                                                                           2011   1.666       1.512       236,494
                                                                           2010   1.336       1.666       264,514
                                                                           2009   0.926       1.336       374,727
                                                                           2008   1.700       0.926       358,510
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................. 2017   1.198       1.220       794,789
                                                                           2016   1.187       1.198       884,443
                                                                           2015   1.206       1.187       977,928
                                                                           2014   1.152       1.206     1,534,906
                                                                           2013   1.186       1.152     2,469,386
                                                                           2012   1.128       1.186     2,719,293
                                                                           2011   1.082       1.128     2,474,912
                                                                           2010   1.021       1.082     2,640,347
                                                                           2009   0.953       1.021     2,976,550
                                                                           2008   1.009       0.953     3,941,577
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....... 2017   1.587       1.566       516,447
                                                                           2016   1.616       1.587       915,276
                                                                           2015   1.648       1.616       960,684
                                                                           2014   1.681       1.648       984,342
                                                                           2013   1.714       1.681     1,355,829
                                                                           2012   1.748       1.714     2,850,525
                                                                           2011   1.782       1.748     3,405,267
                                                                           2010   1.817       1.782     1,929,519
                                                                           2009   1.848       1.817     2,142,897
                                                                           2008   1.846       1.848     2,177,030
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....... 2017   1.343       1.457     1,892,015
                                                                           2016   1.291       1.343     2,374,621
                                                                           2015   1.331       1.291     2,398,164
                                                                           2014   1.299       1.331     4,085,244
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2017   1.351       1.520     2,452,471
                                                                           2016   1.286       1.351     2,486,570
                                                                           2015   1.328       1.286     3,612,003
                                                                           2014   1.287       1.328     5,977,551

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.339
                                                                                           2016   1.263
                                                                                           2015   1.310
                                                                                           2014   1.262
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.740
                                                                                           2016   1.663
                                                                                           2015   1.657
                                                                                           2014   1.532
                                                                                           2013   1.299
                                                                                           2012   1.182
                                                                                           2011   1.163
                                                                                           2010   1.085
                                                                                           2009   0.946
                                                                                           2008   1.209
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   2.008
                                                                                           2016   1.912
                                                                                           2015   1.909
                                                                                           2014   1.764
                                                                                           2013   1.349
                                                                                           2012   1.222
                                                                                           2011   1.301
                                                                                           2010   1.188
                                                                                           2009   0.920
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.353
                                                                                           2012   1.195
                                                                                           2011   1.302
                                                                                           2010   1.162
                                                                                           2009   0.975
                                                                                           2008   1.505
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   2.284
                                                                                           2016   2.214
                                                                                           2015   2.201
                                                                                           2014   2.024
                                                                                           2013   1.704
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.423
                                                                                           2016   1.453
                                                                                           2015   1.341
                                                                                           2014   1.191
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.741
                                                                                           2016   1.594
                                                                                           2015   1.611
                                                                                           2014   1.452
                                                                                           2013   1.124
                                                                                           2012   0.993
                                                                                           2011   0.997
                                                                                           2010   0.888
                                                                                           2009   0.719
                                                                                           2008   1.109
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2017   1.889
                                                                                           2016   1.631
                                                                                           2015   1.773
                                                                                           2014   1.648
                                                                                           2013   1.275
                                                                                           2012   1.141
                                                                                           2011   1.140
                                                                                           2010   1.067
                                                                                           2009   0.980
                                                                                           2008   1.442
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 2017   1.465
                                                                                           2016   1.372
                                                                                           2015   1.404
                                                                                           2014   1.321
                                                                                           2013   1.135
                                                                                           2012   1.040
                                                                                           2011   1.038
                                                                                           2010   0.964
                                                                                           2009   0.831
                                                                                           2008   1.091



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.565      1,078,730
                                                                                           1.339      1,556,661
                                                                                           1.263      1,871,870
                                                                                           1.310      3,734,612
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.960        215,801
                                                                                           1.740        303,852
                                                                                           1.663        356,594
                                                                                           1.657        502,841
                                                                                           1.532        548,305
                                                                                           1.299        637,743
                                                                                           1.182        714,384
                                                                                           1.163        983,870
                                                                                           1.085      1,202,296
                                                                                           0.946      1,283,925
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.340        767,715
                                                                                           2.008        924,755
                                                                                           1.912        473,628
                                                                                           1.909        755,896
                                                                                           1.764        904,930
                                                                                           1.349      1,265,634
                                                                                           1.222      1,484,661
                                                                                           1.301      1,688,013
                                                                                           1.188      2,030,441
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.487             --
                                                                                           1.353        762,519
                                                                                           1.195        842,425
                                                                                           1.302      1,080,384
                                                                                           1.162      1,152,333
                                                                                           0.975      1,385,415
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.798         55,134
                                                                                           2.284         73,276
                                                                                           2.214        119,483
                                                                                           2.201        171,395
                                                                                           2.024        198,864
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.912      1,393,965
                                                                                           1.423      1,595,466
                                                                                           1.453      1,843,449
                                                                                           1.341      2,365,180
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2.070      5,003,847
                                                                                           1.741      5,373,821
                                                                                           1.594      5,356,419
                                                                                           1.611      5,359,020
                                                                                           1.452      5,548,268
                                                                                           1.124      7,590,499
                                                                                           0.993      8,811,419
                                                                                           0.997     11,368,994
                                                                                           0.888     11,081,194
                                                                                           0.719      3,495,408
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 1.989        701,260
                                                                                           1.889        828,302
                                                                                           1.631      1,009,846
                                                                                           1.773      1,287,577
                                                                                           1.648      1,710,679
                                                                                           1.275      2,263,535
                                                                                           1.141      2,785,749
                                                                                           1.140      3,397,159
                                                                                           1.067      4,308,456
                                                                                           0.980      4,594,964
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 1.612        240,235
                                                                                           1.465        443,239
                                                                                           1.372        479,255
                                                                                           1.404        547,902
                                                                                           1.321        733,193
                                                                                           1.135        873,486
                                                                                           1.040        924,971
                                                                                           1.038      1,546,348
                                                                                           0.964      1,644,787
                                                                                           0.831      1,612,912

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.447       2.827       413,082
                                                                          2016   2.185       2.447       517,603
                                                                          2015   2.234       2.185       604,870
                                                                          2014   2.059       2.234       747,032
                                                                          2013   1.548       2.059       832,088
                                                                          2012   1.356       1.548       438,224
                                                                          2011   1.372       1.356       486,415
                                                                          2010   1.257       1.372       507,445
                                                                          2009   1.062       1.257       579,841
                                                                          2008   1.527       1.062       724,967
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.585       1.795       478,751
                                                                          2016   1.365       1.585       530,610
                                                                          2015   1.386       1.365       657,025
                                                                          2014   1.418       1.386       976,752
                                                                          2013   1.140       1.418     1,172,123
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.174       1.597     1,267,749
                                                                          2012   1.009       1.174     1,506,919
                                                                          2011   1.042       1.009     1,607,728
                                                                          2010   0.911       1.042     1,774,209
                                                                          2009   0.649       0.911     1,949,472
                                                                          2008   1.067       0.649     2,452,097
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   2.042       2.677       251,612
                                                                          2016   2.049       2.042       270,324
                                                                          2015   1.889       2.049       300,291
                                                                          2014   1.768       1.889       385,941
                                                                          2013   1.404       1.768       510,637
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.588       3.110       965,386
                                                                          2016   2.367       2.588     1,095,432
                                                                          2015   2.356       2.367     1,279,537
                                                                          2014   2.253       2.356     1,536,770
                                                                          2013   1.593       2.253     1,907,478
                                                                          2012   1.402       1.593     2,549,722
                                                                          2011   1.409       1.402     3,177,786
                                                                          2010   1.067       1.409     3,709,066
                                                                          2009   0.785       1.067     3,628,350
                                                                          2008   1.197       0.785     3,817,198
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.891       1.141            --
                                                                          2008   1.706       0.891        79,244
 Credit Suisse International Equity Flex III Subaccount (12/09).......... 2012   1.054       1.054            --
                                                                          2011   1.268       1.054            --
                                                                          2010   1.152       1.268        92,221
                                                                          2009   1.149       1.152        58,852
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................... 2008   1.036       1.007            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................... 2014   1.887       1.825            --
                                                                          2013   1.434       1.887     1,387,302
                                                                          2012   1.265       1.434     1,756,102
                                                                          2011   1.354       1.265     1,995,947
                                                                          2010   1.187       1.354     1,847,925
                                                                          2009   0.957       1.187     2,268,695
                                                                          2008   1.461       0.957     2,595,224
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............... 2010   1.583       1.696            --
                                                                          2009   1.093       1.583       668,832
                                                                          2008   2.237       1.093       782,684
 Deutsche Growth & Income Subaccount (Class B) (6/03).................... 2008   1.385       1.299            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................... 2011   1.384       1.555            --
                                                                          2010   1.311       1.384       477,607
                                                                          2009   1.097       1.311       484,982
                                                                          2008   1.463       1.097       661,899
 Deutsche International Subaccount (Class B) (7/03)...................... 2008   2.112       2.020            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)........................... 2008   1.246       1.211            --
 Deutsche Blue Chip Subaccount (Class B) (6/03).......................... 2008   1.610       1.506            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.897       0.904            --
                                                                                2008   1.187       0.897     3,143,648
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.045       1.006            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.552       1.503            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.519       1.447            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.935       1.913            --
                                                                                2013   1.622       1.935       205,818
                                                                                2012   1.400       1.622       258,448
                                                                                2011   1.673       1.400       476,388
                                                                                2010   1.506       1.673       675,876
                                                                                2009   1.072       1.506       756,984
                                                                                2008   2.098       1.072       794,917
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.197       1.189       316,972
                                                                                2016   1.211       1.197       359,190
                                                                                2015   1.239       1.211       420,484
                                                                                2014   1.204       1.239       574,167
                                                                                2013   1.269       1.204       668,834
                                                                                2012   1.263       1.269     1,003,809
                                                                                2011   1.201       1.263     1,028,108
                                                                                2010   1.153       1.201     1,192,613
                                                                                2009   1.092       1.153     1,226,957
                                                                                2008   1.065       1.092     1,883,030
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.836       0.837            --
                                                                                2008   1.302       0.836     4,429,979
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.296       1.279            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.184       2.104            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.474       1.414            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.553       1.529            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.527       1.436            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.849       0.851            --
                                                                                2008   1.243       0.849     4,744,890
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.029       1.032            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.371       1.194            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2017   3.066       3.311       189,084
                                                                                2016   2.684       3.066       270,275
                                                                                2015   2.799       2.684       292,924
                                                                                2014   2.716       2.799       425,181
                                                                                2013   2.056       2.716       484,485
                                                                                2012   1.849       2.056       706,574
                                                                                2011   2.013       1.849       825,410
                                                                                2010   1.673       2.013       976,117
                                                                                2009   1.320       1.673     1,299,617
                                                                                2008   2.029       1.320     1,327,067
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.149       1.148            --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   1.110       1.147            --
                                                                                2009   0.708       1.110       341,284
                                                                                2008   1.347       0.708       416,050
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.835       1.706            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 2008   1.472       1.443            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)........ 2017   2.029       2.289        39,765

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2016   1.880       2.029       40,356
                                                                   2015   1.985       1.880       36,376
                                                                   2014   1.789       1.985       35,818
                                                                   2013   1.361       1.789       37,518
                                                                   2012   1.243       1.361       45,925
                                                                   2011   1.259       1.243       42,981
                                                                   2010   1.121       1.259       74,902
                                                                   2009   0.856       1.121       76,944
                                                                   2008   1.335       0.856       55,365
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........ 2008   1.169       1.110           --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.588       2.805           --
                                                                                       2016   2.387       2.588           --
                                                                                       2015   2.489       2.387           --
                                                                                       2014   2.106       2.489           --
                                                                                       2013   1.940       2.106           --
                                                                                       2012   1.910       1.940           --
                                                                                       2011   1.674       1.910           --
                                                                                       2010   1.606       1.674           --
                                                                                       2009   1.426       1.606           --
                                                                                       2008   2.150       1.426           --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   3.005       3.852           --
                                                                                       2016   3.059       3.005           --
                                                                                       2015   2.947       3.059           --
                                                                                       2014   2.650       2.947           --
                                                                                       2013   2.006       2.650           --
                                                                                       2012   1.736       2.006           --
                                                                                       2011   1.782       1.736           --
                                                                                       2010   1.600       1.782           --
                                                                                       2009   1.083       1.600           --
                                                                                       2008   2.019       1.083           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   2.032       2.146           --
                                                                                       2016   1.819       2.032           --
                                                                                       2015   1.933       1.819           --
                                                                                       2014   1.910       1.933           --
                                                                                       2013   1.782       1.910           --
                                                                                       2012   1.560       1.782           --
                                                                                       2011   1.555       1.560           --
                                                                                       2010   1.370       1.555        1,970
                                                                                       2009   0.953       1.370           --
                                                                                       2008   1.279       0.953           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.250       2.836           --
                                                                                       2016   2.053       2.250           --
                                                                                       2015   2.426       2.053           --
                                                                                       2014   2.639       2.426           --
                                                                                       2013   2.828       2.639           --
                                                                                       2012   2.423       2.828           --
                                                                                       2011   3.030       2.423           --
                                                                                       2010   2.493       3.030           --
                                                                                       2009   1.503       2.493           --
                                                                                       2008   3.438       1.503           --
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.464       1.463           --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.251       1.464           --
                                                                              2012   1.120       1.251           --
                                                                              2011   1.162       1.120           --
                                                                              2010   1.044       1.162           --
                                                                              2009   0.871       1.044           --
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.578       1.569           --
                                                                              2013   1.278       1.578           --
                                                                              2012   1.127       1.278           --
                                                                              2011   1.196       1.127           --
                                                                              2010   1.057       1.196        8,804
                                                                              2009   0.861       1.057        8,843
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.445       1.449           --
                                                                              2013   1.291       1.445           --
                                                                              2012   1.172       1.291           --
                                                                              2011   1.197       1.172           --
                                                                              2010   1.086       1.197           --
                                                                              2009   0.921       1.086           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.658       2.083           --
                                                                              2016   1.707       1.658           --
                                                                              2015   1.773       1.707           --
                                                                              2014   1.944       1.773           --
                                                                              2013   1.663       1.944           --
                                                                              2012   1.454       1.663           --
                                                                              2011   1.661       1.454           --
                                                                              2010   1.521       1.661           --
                                                                              2009   1.179       1.521           --
                                                                              2008   2.028       1.179           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.042       1.127           --
                                                                              2012   1.010       1.042           --
                                                                              2011   1.087       1.010           --
                                                                              2010   0.903       1.087           --
                                                                              2009   0.674       0.903           --
                                                                              2008   1.069       0.674           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2017   1.808       2.424           --
                                                                              2016   1.841       1.808           --
                                                                              2015   1.807       1.841           --
                                                                              2014   1.805       1.807           --
                                                                              2013   1.448       1.805           --
                                                                              2012   1.219       1.448           --
                                                                              2011   1.358       1.219           --
                                                                              2010   1.260       1.358           --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2017   1.577       1.577           --
                                                                              2016   1.542       1.577           --
                                                                              2015   1.596       1.542       11,143
                                                                              2014   1.559       1.596       11,148
                                                                              2013   1.569       1.559       11,153
                                                                              2012   1.436       1.569       11,158
                                                                              2011   1.416       1.436       11,165
                                                                              2010   1.289       1.416       11,172
                                                                              2009   0.991       1.289       11,179
                                                                              2008   1.148       0.991       11,187
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.332       1.390           --
                                                                              2012   1.209       1.332           --
                                                                              2011   1.370       1.209           --
                                                                              2010   1.166       1.370           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2017   1.550       1.776           --
                                                                              2016   1.363       1.550           --
                                                                              2015   1.443       1.363           --
                                                                              2014   1.299       1.443           --
                                                                              2013   0.991       1.299           --
                                                                              2012   0.857       0.991           --
                                                                              2011   0.911       0.857           --
                                                                              2010   0.794       0.911           --
                                                                              2009   0.684       0.794           --
                                                                              2008   1.033       0.684           --
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2017   2.738       3.347           --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.629
                                                                                           2015   2.515
                                                                                           2014   2.275
                                                                                           2013   1.699
                                                                                           2012   1.525
                                                                                           2011   1.582
                                                                                           2010   1.264
                                                                                           2009   0.886
                                                                                           2008   1.435
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.564
                                                                                           2012   1.505
                                                                                           2011   1.660
                                                                                           2010   1.332
                                                                                           2009   0.923
                                                                                           2008   1.695
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2017   1.189
                                                                                           2016   1.180
                                                                                           2015   1.199
                                                                                           2014   1.146
                                                                                           2013   1.181
                                                                                           2012   1.123
                                                                                           2011   1.078
                                                                                           2010   1.017
                                                                                           2009   0.951
                                                                                           2008   1.007
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.576
                                                                                           2016   1.606
                                                                                           2015   1.639
                                                                                           2014   1.672
                                                                                           2013   1.706
                                                                                           2012   1.740
                                                                                           2011   1.775
                                                                                           2010   1.811
                                                                                           2009   1.843
                                                                                           2008   1.841
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.336
                                                                                           2016   1.285
                                                                                           2015   1.325
                                                                                           2014   1.294
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.344
                                                                                           2016   1.280
                                                                                           2015   1.323
                                                                                           2014   1.282
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.332
                                                                                           2016   1.257
                                                                                           2015   1.304
                                                                                           2014   1.257
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.729
                                                                                           2016   1.652
                                                                                           2015   1.648
                                                                                           2014   1.524
                                                                                           2013   1.293
                                                                                           2012   1.177
                                                                                           2011   1.159
                                                                                           2010   1.082
                                                                                           2009   0.943
                                                                                           2008   1.206
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.994
                                                                                           2016   1.901
                                                                                           2015   1.898
                                                                                           2014   1.755
                                                                                           2013   1.342
                                                                                           2012   1.216
                                                                                           2011   1.296
                                                                                           2010   1.184
                                                                                           2009   0.917



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.738           --
                                                                                           2.629           --
                                                                                           2.515           --
                                                                                           2.275           --
                                                                                           1.699           --
                                                                                           1.525           --
                                                                                           1.582           --
                                                                                           1.264           --
                                                                                           0.886           --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.685           --
                                                                                           1.564        8,850
                                                                                           1.505        8,855
                                                                                           1.660        8,861
                                                                                           1.332        8,867
                                                                                           0.923        8,873
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.211           --
                                                                                           1.189           --
                                                                                           1.180           --
                                                                                           1.199           --
                                                                                           1.146           --
                                                                                           1.181           --
                                                                                           1.123           --
                                                                                           1.078           --
                                                                                           1.017           --
                                                                                           0.951           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.555           --
                                                                                           1.576           --
                                                                                           1.606           --
                                                                                           1.639           --
                                                                                           1.672           --
                                                                                           1.706           --
                                                                                           1.740           --
                                                                                           1.775           --
                                                                                           1.811           --
                                                                                           1.843        4,041
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.449           --
                                                                                           1.336           --
                                                                                           1.285           --
                                                                                           1.325           --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.511           --
                                                                                           1.344           --
                                                                                           1.280           --
                                                                                           1.323           --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.556           --
                                                                                           1.332           --
                                                                                           1.257           --
                                                                                           1.304           --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.946           --
                                                                                           1.729           --
                                                                                           1.652           --
                                                                                           1.648           --
                                                                                           1.524           --
                                                                                           1.293           --
                                                                                           1.177           --
                                                                                           1.159           --
                                                                                           1.082           --
                                                                                           0.943           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.323           --
                                                                                           1.994           --
                                                                                           1.901           --
                                                                                           1.898           --
                                                                                           1.755           --
                                                                                           1.342           --
                                                                                           1.216           --
                                                                                           1.296           --
                                                                                           1.184           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)..................... 2013   1.347       1.480           --
                                                                          2012   1.190       1.347           --
                                                                          2011   1.297       1.190           --
                                                                          2010   1.158       1.297           --
                                                                          2009   0.972       1.158           --
                                                                          2008   1.502       0.972           --
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2017   2.268       2.778           --
                                                                          2016   2.200       2.268        8,834
                                                                          2015   2.188       2.200        8,838
                                                                          2014   2.013       2.188        8,842
                                                                          2013   1.696       2.013        8,846
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.416       1.901           --
                                                                          2016   1.446       1.416        7,905
                                                                          2015   1.335       1.446        7,908
                                                                          2014   1.186       1.335        7,912
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.731       2.058           --
                                                                          2016   1.586       1.731           --
                                                                          2015   1.603       1.586           --
                                                                          2014   1.446       1.603           --
                                                                          2013   1.120       1.446           --
                                                                          2012   0.990       1.120           --
                                                                          2011   0.994       0.990           --
                                                                          2010   0.886       0.994           --
                                                                          2009   0.718       0.886           --
                                                                          2008   1.108       0.718           --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.876       1.974           --
                                                                          2016   1.621       1.876        8,341
                                                                          2015   1.762       1.621        8,345
                                                                          2014   1.639       1.762        8,348
                                                                          2013   1.269       1.639        8,352
                                                                          2012   1.136       1.269        8,356
                                                                          2011   1.136       1.136        8,361
                                                                          2010   1.064       1.136        8,366
                                                                          2009   0.977       1.064        8,372
                                                                          2008   1.438       0.977        8,378
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.457       1.603           --
                                                                          2016   1.365       1.457       13,066
                                                                          2015   1.398       1.365       13,071
                                                                          2014   1.316       1.398       13,077
                                                                          2013   1.131       1.316       13,083
                                                                          2012   1.037       1.131       13,090
                                                                          2011   1.036       1.037       13,097
                                                                          2010   0.962       1.036       13,105
                                                                          2009   0.830       0.962       13,114
                                                                          2008   1.090       0.830       13,124
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.430       2.806           --
                                                                          2016   2.171       2.430        4,716
                                                                          2015   2.221       2.171        4,718
                                                                          2014   2.048       2.221        4,720
                                                                          2013   1.540       2.048        4,722
                                                                          2012   1.350       1.540        4,724
                                                                          2011   1.367       1.350        4,727
                                                                          2010   1.253       1.367        4,730
                                                                          2009   1.059       1.253        4,733
                                                                          2008   1.524       1.059        4,737
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.576       1.784           --
                                                                          2016   1.358       1.576           --
                                                                          2015   1.380       1.358           --
                                                                          2014   1.412       1.380           --
                                                                          2013   1.135       1.412           --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.170       1.591           --
                                                                          2012   1.006       1.170           --
                                                                          2011   1.040       1.006           --
                                                                          2010   0.909       1.040           --
                                                                          2009   0.648       0.909           --
                                                                          2008   1.066       0.648           --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   2.028       2.657           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   2.036       2.028           --
                                                                                2015   1.878       2.036           --
                                                                                2014   1.759       1.878           --
                                                                                2013   1.397       1.759           --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 2017   2.571       3.088           --
                                                                                2016   2.352       2.571           --
                                                                                2015   2.342       2.352           --
                                                                                2014   2.241       2.342           --
                                                                                2013   1.586       2.241           --
                                                                                2012   1.396       1.586           --
                                                                                2011   1.404       1.396           --
                                                                                2010   1.063       1.404           --
                                                                                2009   0.783       1.063           --
                                                                                2008   1.194       0.783           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.888       1.137           --
                                                                                2008   1.702       0.888           --
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.049       1.049           --
                                                                                2011   1.263       1.049           --
                                                                                2010   1.148       1.263           --
                                                                                2009   1.145       1.148           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.035       1.005           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.877       1.815           --
                                                                                2013   1.427       1.877        5,214
                                                                                2012   1.259       1.427        5,217
                                                                                2011   1.349       1.259        5,220
                                                                                2010   1.183       1.349           --
                                                                                2009   0.954       1.183           --
                                                                                2008   1.457       0.954           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.578       1.690           --
                                                                                2009   1.090       1.578           --
                                                                                2008   2.232       1.090           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.382       0.836           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.379       1.549           --
                                                                                2010   1.307       1.379        4,845
                                                                                2009   1.094       1.307        4,848
                                                                                2008   1.460       1.094        4,851
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.108       2.015           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.244       1.208           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.606       1.502           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.895       0.902           --
                                                                                2008   1.185       0.895           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.042       1.004           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.549       1.499           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.516       1.443           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.925       1.903           --
                                                                                2013   1.614       1.925           --
                                                                                2012   1.394       1.614           --
                                                                                2011   1.667       1.394           --
                                                                                2010   1.501       1.667           --
                                                                                2009   1.069       1.501           --
                                                                                2008   2.093       1.069           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.188       1.180           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2016   1.203       1.188    --
                                                                               2015   1.232       1.203    --
                                                                               2014   1.197       1.232    --
                                                                               2013   1.263       1.197    --
                                                                               2012   1.257       1.263    --
                                                                               2011   1.197       1.257    --
                                                                               2010   1.149       1.197    --
                                                                               2009   1.089       1.149    --
                                                                               2008   1.063       1.089    --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)....................... 2009   0.834       0.835    --
                                                                               2008   1.300       0.834    --
 Deutsche High Income Subaccount (Class B) (6/03)............................. 2008   1.293       1.276    --
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   2.179       2.099    --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.471       1.410    --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.549       1.525    --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.523       1.432    --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.847       0.849    --
                                                                               2008   1.241       0.847    --
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.026       1.029    --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.367       1.191    --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   3.045       3.287    --
                                                                               2016   2.667       3.045    --
                                                                               2015   2.783       2.667    --
                                                                               2014   2.701       2.783    --
                                                                               2013   2.046       2.701    --
                                                                               2012   1.841       2.046    --
                                                                               2011   2.005       1.841    --
                                                                               2010   1.668       2.005    --
                                                                               2009   1.316       1.668    --
                                                                               2008   2.025       1.316    --
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.146       1.145    --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   1.106       1.143    --
                                                                               2009   0.706       1.106    --
                                                                               2008   1.344       0.706    --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.831       1.702    --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.469       1.440    --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   2.015       2.273    --
                                                                               2016   1.868       2.015    --
                                                                               2015   1.973       1.868    --
                                                                               2014   1.779       1.973    --
                                                                               2013   1.355       1.779    --
                                                                               2012   1.237       1.355    --
                                                                               2011   1.254       1.237    --
                                                                               2010   1.117       1.254    --
                                                                               2009   0.854       1.117    --
                                                                               2008   1.332       0.854    --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.167       1.109    --




                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.428       2.630        28,314
                                                                                       2016   2.240       2.428        28,278
                                                                                       2015   2.337       2.240        32,494
                                                                                       2014   1.978       2.337        50,006
                                                                                       2013   1.823       1.978        57,017
                                                                                       2012   1.796       1.823        62,122
                                                                                       2011   1.574       1.796        68,342
                                                                                       2010   1.512       1.574        73,081
                                                                                       2009   1.343       1.512        69,180
                                                                                       2008   2.026       1.343        71,036
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.655       3.401         6,425
                                                                                       2016   2.704       2.655         8,074
                                                                                       2015   2.606       2.704         9,134
                                                                                       2014   2.345       2.606        18,527
                                                                                       2013   1.775       2.345        19,863
                                                                                       2012   1.537       1.775        22,232
                                                                                       2011   1.579       1.537        34,778
                                                                                       2010   1.418       1.579        38,538
                                                                                       2009   0.961       1.418        51,638
                                                                                       2008   1.792       0.961        39,800
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.858       1.962       312,795
                                                                                       2016   1.664       1.858       367,998
                                                                                       2015   1.770       1.664       424,015
                                                                                       2014   1.749       1.770       572,224
                                                                                       2013   1.633       1.749       769,842
                                                                                       2012   1.431       1.633       882,635
                                                                                       2011   1.427       1.431     1,073,684
                                                                                       2010   1.258       1.427     1,214,565
                                                                                       2009   0.876       1.258       361,978
                                                                                       2008   1.176       0.876       385,139
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.785       2.249       411,714
                                                                                       2016   1.629       1.785       433,529
                                                                                       2015   1.926       1.629       575,413
                                                                                       2014   2.096       1.926       736,395
                                                                                       2013   2.248       2.096       814,761
                                                                                       2012   1.927       2.248       894,572
                                                                                       2011   2.410       1.927       964,999
                                                                                       2010   1.984       2.410       943,029
                                                                                       2009   1.197       1.984       892,303
                                                                                       2008   2.739       1.197       905,065
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.457       1.456            --
                                                                                       2013   1.245       1.457     1,127,521
                                                                                       2012   1.116       1.245       738,328
                                                                                       2011   1.159       1.116       825,671
                                                                                       2010   1.041       1.159     1,158,647
                                                                                       2009   0.869       1.041     1,301,757
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.571       1.561            --
                                                                                       2013   1.273       1.571     1,266,174
                                                                                       2012   1.123       1.273     1,637,125
                                                                                       2011   1.193       1.123     1,742,645
                                                                                       2010   1.054       1.193     1,927,428
                                                                                       2009   0.859       1.054     2,373,357
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.438       1.442            --
                                                                                       2013   1.285       1.438       378,341
                                                                                       2012   1.167       1.285       347,287
                                                                                       2011   1.193       1.167       360,312
                                                                                       2010   1.083       1.193       629,188
                                                                                       2009   0.919       1.083       840,281
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.422       1.785       238,918

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2016   1.464       1.422       294,151
                                                                         2015   1.521       1.464       523,138
                                                                         2014   1.669       1.521       564,463
                                                                         2013   1.428       1.669       577,341
                                                                         2012   1.249       1.428       644,823
                                                                         2011   1.428       1.249       742,717
                                                                         2010   1.308       1.428       806,057
                                                                         2009   1.015       1.308       899,599
                                                                         2008   1.746       1.015       818,702
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   1.038       1.123            --
                                                                         2012   1.006       1.038       305,079
                                                                         2011   1.084       1.006       411,374
                                                                         2010   0.901       1.084       344,056
                                                                         2009   0.672       0.901       471,353
                                                                         2008   1.068       0.672       476,038
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2017   1.666       2.232       112,877
                                                                         2016   1.697       1.666       179,947
                                                                         2015   1.666       1.697       184,067
                                                                         2014   1.665       1.666       244,716
                                                                         2013   1.337       1.665       175,183
                                                                         2012   1.126       1.337       178,449
                                                                         2011   1.255       1.126       191,957
                                                                         2010   1.165       1.255       203,304
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2017   1.654       1.654            --
                                                                         2016   1.617       1.654            --
                                                                         2015   1.675       1.617     1,526,204
                                                                         2014   1.637       1.675     1,682,222
                                                                         2013   1.648       1.637     1,805,319
                                                                         2012   1.509       1.648     2,036,889
                                                                         2011   1.489       1.509     2,093,865
                                                                         2010   1.356       1.489     2,287,368
                                                                         2009   1.043       1.356     2,366,429
                                                                         2008   1.208       1.043       145,218
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.140       1.190            --
                                                                         2012   1.035       1.140        26,199
                                                                         2011   1.173       1.035        37,038
                                                                         2010   0.999       1.173        35,956
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2017   1.541       1.766       933,933
                                                                         2016   1.357       1.541     1,109,977
                                                                         2015   1.436       1.357     1,370,807
                                                                         2014   1.294       1.436     2,002,123
                                                                         2013   0.988       1.294     3,673,400
                                                                         2012   0.855       0.988     3,990,959
                                                                         2011   0.909       0.855     4,560,706
                                                                         2010   0.793       0.909     5,475,523
                                                                         2009   0.683       0.793     5,861,192
                                                                         2008   1.032       0.683     6,465,586
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2017   2.454       2.999        13,939
                                                                         2016   2.358       2.454        14,428
                                                                         2015   2.257       2.358         2,207
                                                                         2014   2.042       2.257            --
                                                                         2013   1.526       2.042            --
                                                                         2012   1.371       1.526        10,335
                                                                         2011   1.422       1.371        24,967
                                                                         2010   1.137       1.422        32,540
                                                                         2009   0.798       1.137        21,254
                                                                         2008   1.292       0.798         6,630
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.313       1.414            --
                                                                         2012   1.264       1.313        75,995
                                                                         2011   1.394       1.264        74,073
                                                                         2010   1.119       1.394        78,094
                                                                         2009   0.776       1.119        78,879
                                                                         2008   1.426       0.776        72,325
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)............... 2017   1.224       1.245        70,115

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.214
                                                                                           2015   1.235
                                                                                           2014   1.180
                                                                                           2013   1.217
                                                                                           2012   1.158
                                                                                           2011   1.112
                                                                                           2010   1.050
                                                                                           2009   0.982
                                                                                           2008   1.041
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.348
                                                                                           2016   1.375
                                                                                           2015   1.403
                                                                                           2014   1.432
                                                                                           2013   1.462
                                                                                           2012   1.493
                                                                                           2011   1.523
                                                                                           2010   1.555
                                                                                           2009   1.583
                                                                                           2008   1.582
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.329
                                                                                           2016   1.278
                                                                                           2015   1.319
                                                                                           2014   1.289
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.337
                                                                                           2016   1.274
                                                                                           2015   1.317
                                                                                           2014   1.277
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.325
                                                                                           2016   1.251
                                                                                           2015   1.299
                                                                                           2014   1.252
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.617
                                                                                           2016   1.546
                                                                                           2015   1.543
                                                                                           2014   1.428
                                                                                           2013   1.212
                                                                                           2012   1.103
                                                                                           2011   1.087
                                                                                           2010   1.015
                                                                                           2009   0.886
                                                                                           2008   1.133
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.681
                                                                                           2016   1.603
                                                                                           2015   1.602
                                                                                           2014   1.482
                                                                                           2013   1.134
                                                                                           2012   1.028
                                                                                           2011   1.096
                                                                                           2010   1.001
                                                                                           2009   0.776
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.123
                                                                                           2012   0.993
                                                                                           2011   1.082
                                                                                           2010   0.967
                                                                                           2009   0.812
                                                                                           2008   1.255
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   1.900
                                                                                           2016   1.844
                                                                                           2015   1.834
                                                                                           2014   1.689
                                                                                           2013   1.423
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.408
                                                                                           2016   1.439
                                                                                           2015   1.329
                                                                                           2014   1.181
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.722



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.224        129,389
                                                                                           1.214        174,846
                                                                                           1.235        198,383
                                                                                           1.180        225,308
                                                                                           1.217        832,520
                                                                                           1.158        835,566
                                                                                           1.112        373,881
                                                                                           1.050        378,820
                                                                                           0.982        617,512
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.330         22,442
                                                                                           1.348         25,005
                                                                                           1.375        147,075
                                                                                           1.403        170,333
                                                                                           1.432        173,851
                                                                                           1.462        221,689
                                                                                           1.493        214,935
                                                                                           1.523        199,993
                                                                                           1.555        200,325
                                                                                           1.583        346,922
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.440        918,682
                                                                                           1.329      1,023,306
                                                                                           1.278      1,087,847
                                                                                           1.319      1,989,660
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.503      4,676,638
                                                                                           1.337      5,194,049
                                                                                           1.274      6,827,759
                                                                                           1.317     10,719,815
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.547      2,053,268
                                                                                           1.325      2,681,243
                                                                                           1.251      3,529,432
                                                                                           1.299      4,585,211
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.819         96,867
                                                                                           1.617        101,333
                                                                                           1.546        101,563
                                                                                           1.543        102,889
                                                                                           1.428        140,302
                                                                                           1.212        129,820
                                                                                           1.103        127,680
                                                                                           1.087        137,410
                                                                                           1.015        144,770
                                                                                           0.886        186,012
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.957        349,256
                                                                                           1.681        436,133
                                                                                           1.603         11,492
                                                                                           1.602         24,486
                                                                                           1.482         34,909
                                                                                           1.134         61,460
                                                                                           1.028         93,254
                                                                                           1.096        215,517
                                                                                           1.001        323,111
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.233             --
                                                                                           1.123         72,012
                                                                                           0.993        104,905
                                                                                           1.082        112,887
                                                                                           0.967        169,130
                                                                                           0.812        196,972
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.325         31,220
                                                                                           1.900         35,930
                                                                                           1.844         43,180
                                                                                           1.834         69,450
                                                                                           1.689         72,692
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.890        239,727
                                                                                           1.408        349,828
                                                                                           1.439        472,161
                                                                                           1.329        571,728
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2.045        264,600

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.578       1.722       277,442
                                                                          2015   1.596       1.578       314,545
                                                                          2014   1.440       1.596       944,536
                                                                          2013   1.116       1.440     1,224,084
                                                                          2012   0.987       1.116     1,415,781
                                                                          2011   0.991       0.987     1,594,495
                                                                          2010   0.884       0.991     2,213,548
                                                                          2009   0.716       0.884     2,295,293
                                                                          2008   1.106       0.716       151,951
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.619       1.703        71,198
                                                                          2016   1.400       1.619       100,473
                                                                          2015   1.523       1.400       164,175
                                                                          2014   1.417       1.523       205,776
                                                                          2013   1.098       1.417       686,834
                                                                          2012   0.983       1.098       692,250
                                                                          2011   0.983       0.983       735,373
                                                                          2010   0.922       0.983       878,941
                                                                          2009   0.847       0.922       974,718
                                                                          2008   1.247       0.847       869,587
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.450       1.593       174,355
                                                                          2016   1.358       1.450       295,000
                                                                          2015   1.392       1.358       448,124
                                                                          2014   1.311       1.392       452,526
                                                                          2013   1.128       1.311       480,571
                                                                          2012   1.034       1.128       318,644
                                                                          2011   1.033       1.034       274,228
                                                                          2010   0.961       1.033       224,192
                                                                          2009   0.829       0.961       226,540
                                                                          2008   1.089       0.829       201,892
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.073       2.392        43,792
                                                                          2016   1.853       2.073        49,986
                                                                          2015   1.896       1.853        95,382
                                                                          2014   1.749       1.896       104,759
                                                                          2013   1.316       1.749       122,357
                                                                          2012   1.155       1.316        73,435
                                                                          2011   1.169       1.155        77,845
                                                                          2010   1.073       1.169        77,756
                                                                          2009   0.907       1.073        77,566
                                                                          2008   1.305       0.907        96,735
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.566       1.772       133,552
                                                                          2016   1.350       1.566       109,538
                                                                          2015   1.373       1.350       199,510
                                                                          2014   1.406       1.373       248,703
                                                                          2013   1.131       1.406       311,480
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.166       1.585       168,138
                                                                          2012   1.003       1.166        47,741
                                                                          2011   1.038       1.003        89,453
                                                                          2010   0.907       1.038        93,124
                                                                          2009   0.647       0.907       107,698
                                                                          2008   1.064       0.647        88,269
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.732       2.269        38,398
                                                                          2016   1.740       1.732        75,720
                                                                          2015   1.606       1.740        59,709
                                                                          2014   1.505       1.606        66,264
                                                                          2013   1.196       1.505        71,165
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.251       2.702       416,510
                                                                          2016   2.061       2.251       447,301
                                                                          2015   2.053       2.061       577,658
                                                                          2014   1.965       2.053       732,633
                                                                          2013   1.391       1.965       956,416
                                                                          2012   1.225       1.391     1,050,417
                                                                          2011   1.233       1.225     1,221,513
                                                                          2010   0.934       1.233     1,273,867
                                                                          2009   0.688       0.934     1,433,813
                                                                          2008   1.050       0.688     1,522,492
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.696       0.891            --
                                                                          2008   1.335       0.696        68,546

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   0.821       0.821            --
                                                                                2011   0.989       0.821            --
                                                                                2010   0.899       0.989       122,182
                                                                                2009   0.897       0.899       118,832
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.033       1.004            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.654       1.599            --
                                                                                2013   1.258       1.654       222,672
                                                                                2012   1.111       1.258       230,742
                                                                                2011   1.190       1.111       237,005
                                                                                2010   1.044       1.190       152,073
                                                                                2009   0.843       1.044       176,467
                                                                                2008   1.288       0.843       268,155
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.231       1.319            --
                                                                                2009   0.851       1.231       183,070
                                                                                2008   1.743       0.851       166,474
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.214       1.138            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.198       1.345            --
                                                                                2010   1.136       1.198       110,921
                                                                                2009   0.952       1.136       109,019
                                                                                2008   1.270       0.952       106,480
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.803       1.723            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.168       1.134            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.342       1.255            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.894       0.900            --
                                                                                2008   1.183       0.894     1,147,898
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.077       1.037            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.311       1.269            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.314       1.251            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.681       1.662            --
                                                                                2013   1.411       1.681       207,194
                                                                                2012   1.219       1.411       225,603
                                                                                2011   1.458       1.219       220,265
                                                                                2010   1.314       1.458       209,525
                                                                                2009   0.937       1.314       244,805
                                                                                2008   1.834       0.937       255,122
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.213       1.204       190,015
                                                                                2016   1.228       1.213       190,015
                                                                                2015   1.258       1.228       190,974
                                                                                2014   1.224       1.258       194,185
                                                                                2013   1.291       1.224       310,238
                                                                                2012   1.286       1.291       313,570
                                                                                2011   1.225       1.286       202,211
                                                                                2010   1.177       1.225       222,238
                                                                                2009   1.116       1.177       179,766
                                                                                2008   1.089       1.116        51,944
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.832       0.833            --
                                                                                2008   1.298       0.832     2,321,357
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.188       1.173            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.819       1.752            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.324       1.269            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.327       1.306            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.372       1.289            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.845       0.847            --
                                                                                2008   1.239       0.845     1,314,207
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.043       1.046            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.203       1.048            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   2.351       2.537        65,758
                                                                               2016   2.060       2.351        70,852
                                                                               2015   2.151       2.060       112,376
                                                                               2014   2.089       2.151       132,382
                                                                               2013   1.583       2.089       210,884
                                                                               2012   1.425       1.583       229,907
                                                                               2011   1.553       1.425       260,337
                                                                               2010   1.292       1.553       273,900
                                                                               2009   1.020       1.292       263,021
                                                                               2008   1.570       1.020       309,661
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.207       1.206            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   0.948       0.979            --
                                                                               2009   0.605       0.948        36,606
                                                                               2008   1.153       0.605        23,992
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.540       1.432            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.263       1.238            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.766       1.990            --
                                                                               2016   1.637       1.766            --
                                                                               2015   1.730       1.637            --
                                                                               2014   1.561       1.730            --
                                                                               2013   1.189       1.561            --
                                                                               2012   1.087       1.189            --
                                                                               2011   1.102       1.087            --
                                                                               2010   0.982       1.102            --
                                                                               2009   0.751       0.982            --
                                                                               2008   1.172       0.751            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.166       1.107            --





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2017   2.553       2.764        96,250
                                                                      2016   2.357       2.553       100,448
                                                                      2015   2.460       2.357       135,152
                                                                      2014   2.084       2.460       105,336
                                                                      2013   1.921       2.084       163,379
                                                                      2012   1.894       1.921       267,933
                                                                      2011   1.661       1.894       365,035
                                                                      2010   1.596       1.661       466,672
                                                                      2009   1.418       1.596       502,387
                                                                      2008   2.141       1.418       609,912
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2017   2.965       3.796        39,882
                                                                      2016   3.021       2.965        96,676
                                                                      2015   2.913       3.021       141,442
                                                                      2014   2.622       2.913       168,787
                                                                      2013   1.987       2.622       193,630
                                                                      2012   1.721       1.987       334,124
                                                                      2011   1.769       1.721       349,190
                                                                      2010   1.590       1.769       449,870
                                                                      2009   1.077       1.590       570,495
                                                                      2008   2.010       1.077       611,970
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08).............. 2017   2.004       2.115       757,866

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.796       2.004       887,134
                                                                                       2015   1.911       1.796       987,743
                                                                                       2014   1.890       1.911     1,320,289
                                                                                       2013   1.765       1.890     1,858,484
                                                                                       2012   1.547       1.765     2,391,821
                                                                                       2011   1.543       1.547     2,589,883
                                                                                       2010   1.361       1.543     3,279,515
                                                                                       2009   0.948       1.361     1,233,432
                                                                                       2008   1.273       0.948     1,177,727
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.220       2.795        68,976
                                                                                       2016   2.027       2.220        84,425
                                                                                       2015   2.398       2.027       164,214
                                                                                       2014   2.611       2.398       173,910
                                                                                       2013   2.801       2.611       197,736
                                                                                       2012   2.402       2.801       354,785
                                                                                       2011   3.007       2.402       291,664
                                                                                       2010   2.477       3.007       708,126
                                                                                       2009   1.495       2.477       869,563
                                                                                       2008   3.422       1.495       703,957
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.450       1.449            --
                                                                                       2013   1.240       1.450     4,668,067
                                                                                       2012   1.112       1.240     5,201,582
                                                                                       2011   1.155       1.112     5,637,695
                                                                                       2010   1.038       1.155     6,000,820
                                                                                       2009   0.867       1.038     6,668,015
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.563       1.554            --
                                                                                       2013   1.268       1.563     2,748,549
                                                                                       2012   1.119       1.268     3,285,439
                                                                                       2011   1.189       1.119     3,325,185
                                                                                       2010   1.051       1.189     3,808,805
                                                                                       2009   0.857       1.051     4,674,592
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.432       1.435            --
                                                                                       2013   1.280       1.432     1,832,588
                                                                                       2012   1.163       1.280     2,314,546
                                                                                       2011   1.189       1.163     2,545,499
                                                                                       2010   1.080       1.189     2,749,389
                                                                                       2009   0.916       1.080     3,004,317
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.785       2.240       530,335
                                                                                       2016   1.839       1.785       604,043
                                                                                       2015   1.912       1.839       629,656
                                                                                       2014   2.098       1.912       731,003
                                                                                       2013   1.797       2.098       881,159
                                                                                       2012   1.572       1.797     1,519,887
                                                                                       2011   1.798       1.572     1,846,593
                                                                                       2010   1.649       1.798     2,295,120
                                                                                       2009   1.280       1.649     2,528,677
                                                                                       2008   2.202       1.280     3,009,570
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.034       1.119            --
                                                                                       2012   1.003       1.034     2,902,562
                                                                                       2011   1.081       1.003     3,074,157
                                                                                       2010   0.899       1.081     2,967,256
                                                                                       2009   0.671       0.899     2,853,449
                                                                                       2008   1.066       0.671     3,150,125
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10).......................... 2017   1.945       2.605       255,389
                                                                                       2016   1.982       1.945       296,264
                                                                                       2015   1.947       1.982       346,153
                                                                                       2014   1.947       1.947       386,395
                                                                                       2013   1.564       1.947       233,411
                                                                                       2012   1.318       1.564       401,820
                                                                                       2011   1.470       1.318       504,260
                                                                                       2010   1.364       1.470       628,613
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)........................... 2017   1.557       1.557            --

                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.523       1.557            --
                                                                           2015   1.578       1.523     1,458,638
                                                                           2014   1.543       1.578     1,849,473
                                                                           2013   1.554       1.543     2,337,105
                                                                           2012   1.424       1.554     3,355,938
                                                                           2011   1.405       1.424     3,917,304
                                                                           2010   1.281       1.405     4,621,907
                                                                           2009   0.985       1.281     4,434,575
                                                                           2008   1.142       0.985     1,931,637
 BHFTI RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.319       1.377            --
                                                                           2012   1.198       1.319       284,187
                                                                           2011   1.359       1.198       438,451
                                                                           2010   1.158       1.359       403,357
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   1.533       1.756     1,713,833
                                                                           2016   1.350       1.533     2,098,217
                                                                           2015   1.430       1.350     2,258,749
                                                                           2014   1.289       1.430     3,021,340
                                                                           2013   0.984       1.289     3,979,979
                                                                           2012   0.852       0.984     4,676,693
                                                                           2011   0.906       0.852     5,485,937
                                                                           2010   0.791       0.906     6,124,371
                                                                           2009   0.682       0.791     6,409,257
                                                                           2008   1.031       0.682     7,175,990
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)........... 2017   2.701       3.299        28,833
                                                                           2016   2.597       2.701        30,856
                                                                           2015   2.486       2.597        46,156
                                                                           2014   2.251       2.486        52,084
                                                                           2013   1.683       2.251        73,345
                                                                           2012   1.512       1.683       117,340
                                                                           2011   1.570       1.512       183,060
                                                                           2010   1.256       1.570       412,024
                                                                           2009   0.882       1.256       416,617
                                                                           2008   1.428       0.882       424,063
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.549       1.668            --
                                                                           2012   1.493       1.549       301,514
                                                                           2011   1.647       1.493       396,210
                                                                           2010   1.323       1.647       480,810
                                                                           2009   0.918       1.323       703,170
                                                                           2008   1.687       0.918       640,892
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................. 2017   1.173       1.193     1,357,270
                                                                           2016   1.165       1.173     1,566,837
                                                                           2015   1.186       1.165     1,722,628
                                                                           2014   1.134       1.186     2,067,424
                                                                           2013   1.169       1.134     2,266,861
                                                                           2012   1.113       1.169     2,955,522
                                                                           2011   1.069       1.113     3,054,664
                                                                           2010   1.011       1.069     3,139,526
                                                                           2009   0.945       1.011     3,104,653
                                                                           2008   1.002       0.945     3,507,147
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....... 2017   1.555       1.533     1,000,518
                                                                           2016   1.586       1.555     1,025,521
                                                                           2015   1.620       1.586     1,277,617
                                                                           2014   1.654       1.620     1,282,254
                                                                           2013   1.689       1.654     1,502,115
                                                                           2012   1.726       1.689     1,806,133
                                                                           2011   1.762       1.726     2,163,822
                                                                           2010   1.799       1.762     2,224,729
                                                                           2009   1.833       1.799     2,031,702
                                                                           2008   1.832       1.833     3,137,526
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....... 2017   1.322       1.432       905,768
                                                                           2016   1.272       1.322     1,153,992
                                                                           2015   1.313       1.272     1,479,835
                                                                           2014   1.284       1.313     2,025,688
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2017   1.330       1.494     4,332,512
                                                                           2016   1.268       1.330     4,482,718
                                                                           2015   1.311       1.268     5,573,597
                                                                           2014   1.272       1.311     6,244,445

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.318
                                                                                           2016   1.245
                                                                                           2015   1.293
                                                                                           2014   1.247
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.705
                                                                                           2016   1.632
                                                                                           2015   1.629
                                                                                           2014   1.508
                                                                                           2013   1.281
                                                                                           2012   1.167
                                                                                           2011   1.150
                                                                                           2010   1.074
                                                                                           2009   0.938
                                                                                           2008   1.200
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.967
                                                                                           2016   1.877
                                                                                           2015   1.876
                                                                                           2014   1.736
                                                                                           2013   1.330
                                                                                           2012   1.206
                                                                                           2011   1.286
                                                                                           2010   1.176
                                                                                           2009   0.912
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.334
                                                                                           2012   1.180
                                                                                           2011   1.287
                                                                                           2010   1.150
                                                                                           2009   0.967
                                                                                           2008   1.494
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   2.238
                                                                                           2016   2.173
                                                                                           2015   2.163
                                                                                           2014   1.992
                                                                                           2013   1.679
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.401
                                                                                           2016   1.432
                                                                                           2015   1.323
                                                                                           2014   1.177
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.712
                                                                                           2016   1.570
                                                                                           2015   1.589
                                                                                           2014   1.434
                                                                                           2013   1.112
                                                                                           2012   0.984
                                                                                           2011   0.989
                                                                                           2010   0.882
                                                                                           2009   0.715
                                                                                           2008   1.105
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2017   1.851
                                                                                           2016   1.600
                                                                                           2015   1.742
                                                                                           2014   1.622
                                                                                           2013   1.257
                                                                                           2012   1.127
                                                                                           2011   1.127
                                                                                           2010   1.057
                                                                                           2009   0.972
                                                                                           2008   1.431
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 2017   1.442
                                                                                           2016   1.352
                                                                                           2015   1.386
                                                                                           2014   1.306
                                                                                           2013   1.124
                                                                                           2012   1.031
                                                                                           2011   1.031
                                                                                           2010   0.959
                                                                                           2009   0.828
                                                                                           2008   1.088



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.538     1,472,184
                                                                                           1.318     2,007,419
                                                                                           1.245     2,369,085
                                                                                           1.293     3,686,782
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.918       188,886
                                                                                           1.705       222,882
                                                                                           1.632       241,963
                                                                                           1.629       297,987
                                                                                           1.508       381,344
                                                                                           1.281       519,387
                                                                                           1.167       755,949
                                                                                           1.150       891,260
                                                                                           1.074       887,171
                                                                                           0.938       946,344
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.289     1,385,732
                                                                                           1.967     1,560,679
                                                                                           1.877       622,838
                                                                                           1.876       737,971
                                                                                           1.736       895,703
                                                                                           1.330     1,463,051
                                                                                           1.206     1,713,212
                                                                                           1.286     2,268,519
                                                                                           1.176     2,493,169
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.465            --
                                                                                           1.334       852,035
                                                                                           1.180       947,265
                                                                                           1.287     1,109,552
                                                                                           1.150     1,302,981
                                                                                           0.967     1,554,340
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.738        46,191
                                                                                           2.238        63,398
                                                                                           2.173        76,922
                                                                                           2.163        95,532
                                                                                           1.992       139,287
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.879     1,444,333
                                                                                           1.401     1,631,225
                                                                                           1.432     1,708,850
                                                                                           1.323     1,946,717
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2.033       548,096
                                                                                           1.712       668,601
                                                                                           1.570       686,990
                                                                                           1.589     1,097,075
                                                                                           1.434     1,369,313
                                                                                           1.112     2,043,442
                                                                                           0.984     2,591,385
                                                                                           0.989     3,124,317
                                                                                           0.882     3,478,120
                                                                                           0.715     1,872,860
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 1.946       764,603
                                                                                           1.851       829,595
                                                                                           1.600     1,072,300
                                                                                           1.742     1,192,234
                                                                                           1.622     1,509,343
                                                                                           1.257     2,156,064
                                                                                           1.127     2,604,968
                                                                                           1.127     3,093,929
                                                                                           1.057     3,322,451
                                                                                           0.972     3,479,749
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 1.584       290,234
                                                                                           1.442       380,335
                                                                                           1.352       555,771
                                                                                           1.386       693,712
                                                                                           1.306       793,209
                                                                                           1.124     1,309,935
                                                                                           1.031     1,577,941
                                                                                           1.031     1,909,167
                                                                                           0.959     1,576,510
                                                                                           0.828     1,966,414

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.397       2.766       391,667
                                                                          2016   2.144       2.397       447,502
                                                                          2015   2.195       2.144       556,541
                                                                          2014   2.026       2.195       646,807
                                                                          2013   1.526       2.026       778,770
                                                                          2012   1.339       1.526       672,879
                                                                          2011   1.356       1.339       779,830
                                                                          2010   1.245       1.356       798,068
                                                                          2009   1.054       1.245       851,254
                                                                          2008   1.516       1.054     1,021,761
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.557       1.761       727,952
                                                                          2016   1.343       1.557       796,139
                                                                          2015   1.367       1.343       939,814
                                                                          2014   1.400       1.367     1,236,319
                                                                          2013   1.126       1.400     1,653,257
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.162       1.579       424,928
                                                                          2012   1.000       1.162       822,193
                                                                          2011   1.035       1.000       966,079
                                                                          2010   0.906       1.035     1,387,967
                                                                          2009   0.647       0.906     1,445,643
                                                                          2008   1.063       0.647     1,573,780
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   2.001       2.619       219,917
                                                                          2016   2.011       2.001       271,284
                                                                          2015   1.856       2.011       323,366
                                                                          2014   1.740       1.856       375,487
                                                                          2013   1.384       1.740       479,988
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.536       3.043       530,834
                                                                          2016   2.323       2.536       591,634
                                                                          2015   2.315       2.323       706,077
                                                                          2014   2.217       2.315       845,770
                                                                          2013   1.570       2.217     1,125,805
                                                                          2012   1.384       1.570     1,553,187
                                                                          2011   1.393       1.384     1,822,681
                                                                          2010   1.056       1.393     2,374,998
                                                                          2009   0.778       1.056     2,841,948
                                                                          2008   1.188       0.778     2,729,993
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.884       1.130            --
                                                                          2008   1.695       0.884       346,291
 Credit Suisse International Equity Flex III Subaccount (12/09).......... 2012   1.040       1.040            --
                                                                          2011   1.253       1.040            --
                                                                          2010   1.141       1.253       408,685
                                                                          2009   1.138       1.141       401,383
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................... 2008   1.032       1.002            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................... 2014   1.857       1.795            --
                                                                          2013   1.413       1.857     1,082,103
                                                                          2012   1.249       1.413     1,548,184
                                                                          2011   1.339       1.249     1,912,417
                                                                          2010   1.175       1.339     1,689,027
                                                                          2009   0.949       1.175     1,854,414
                                                                          2008   1.451       0.949     2,033,540
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............... 2010   1.568       1.679            --
                                                                          2009   1.084       1.568       512,175
                                                                          2008   2.222       1.084       561,168
 Deutsche Growth & Income Subaccount (Class B) (6/03).................... 2008   1.376       1.290            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................... 2011   1.369       1.536            --
                                                                          2010   1.298       1.369       498,829
                                                                          2009   1.088       1.298       490,762
                                                                          2008   1.453       1.088       635,228
 Deutsche International Subaccount (Class B) (7/03)...................... 2008   2.098       2.005            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)........................... 2008   1.238       1.202            --
 Deutsche Blue Chip Subaccount (Class B) (6/03).......................... 2008   1.599       1.495            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.892       0.897            --
                                                                                2008   1.181       0.892     3,124,376
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.038       0.999            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.542       1.492            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.509       1.436            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.904       1.882            --
                                                                                2013   1.599       1.904       223,459
                                                                                2012   1.382       1.599       323,217
                                                                                2011   1.654       1.382       441,206
                                                                                2010   1.492       1.654       778,675
                                                                                2009   1.063       1.492       959,374
                                                                                2008   2.084       1.063     1,147,430
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.172       1.163       228,266
                                                                                2016   1.188       1.172       395,516
                                                                                2015   1.218       1.188       460,053
                                                                                2014   1.185       1.218       446,034
                                                                                2013   1.251       1.185       478,659
                                                                                2012   1.246       1.251       723,684
                                                                                2011   1.188       1.246     1,790,816
                                                                                2010   1.142       1.188       954,585
                                                                                2009   1.083       1.142     1,297,195
                                                                                2008   1.058       1.083     1,913,418
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.830       0.831            --
                                                                                2008   1.296       0.830     4,743,680
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.287       1.270            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.169       2.089            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.464       1.403            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.542       1.518            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.516       1.425            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.843       0.845            --
                                                                                2008   1.237       0.843     7,112,932
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.022       1.024            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.361       1.186            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2017   3.004       3.240       323,519
                                                                                2016   2.634       3.004       341,144
                                                                                2015   2.751       2.634       386,928
                                                                                2014   2.673       2.751       440,088
                                                                                2013   2.027       2.673       556,754
                                                                                2012   1.826       2.027       760,963
                                                                                2011   1.990       1.826       870,219
                                                                                2010   1.657       1.990     1,158,343
                                                                                2009   1.309       1.657     1,274,291
                                                                                2008   2.015       1.309     1,558,422
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.141       1.140            --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   1.099       1.135            --
                                                                                2009   0.702       1.099       419,790
                                                                                2008   1.338       0.702       469,265
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.822       1.694            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 2008   1.462       1.433            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)........ 2017   1.988       2.240        13,992

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2016   1.845       1.988       15,592
                                                                   2015   1.950       1.845       15,948
                                                                   2014   1.761       1.950       18,343
                                                                   2013   1.342       1.761       18,705
                                                                   2012   1.227       1.342       31,248
                                                                   2011   1.245       1.227       91,612
                                                                   2010   1.110       1.245       45,999
                                                                   2009   0.849       1.110       76,712
                                                                   2008   1.326       0.849       83,716
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........ 2008   1.165       1.106           --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.536       2.744            --
                                                                                       2016   2.342       2.536            --
                                                                                       2015   2.446       2.342            --
                                                                                       2014   2.073       2.446            --
                                                                                       2013   1.912       2.073            --
                                                                                       2012   1.886       1.912            --
                                                                                       2011   1.655       1.886           509
                                                                                       2010   1.590       1.655         6,125
                                                                                       2009   1.414       1.590        30,787
                                                                                       2008   2.136       1.414        33,289
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.945       3.768            --
                                                                                       2016   3.002       2.945            --
                                                                                       2015   2.896       3.002            --
                                                                                       2014   2.608       2.896            --
                                                                                       2013   1.977       2.608            --
                                                                                       2012   1.714       1.977            --
                                                                                       2011   1.762       1.714            --
                                                                                       2010   1.584       1.762            --
                                                                                       2009   1.074       1.584            --
                                                                                       2008   2.005       1.074            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.991       2.100        47,395
                                                                                       2016   1.785       1.991       101,782
                                                                                       2015   1.900       1.785       103,310
                                                                                       2014   1.880       1.900       104,494
                                                                                       2013   1.756       1.880       105,706
                                                                                       2012   1.540       1.756       139,453
                                                                                       2011   1.537       1.540       146,598
                                                                                       2010   1.357       1.537       173,962
                                                                                       2009   0.945       1.357        32,036
                                                                                       2008   1.270       0.945        35,272
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.205       2.775            --
                                                                                       2016   2.014       2.205            --
                                                                                       2015   2.384       2.014            --
                                                                                       2014   2.598       2.384            --
                                                                                       2013   2.788       2.598            --
                                                                                       2012   2.392       2.788            --
                                                                                       2011   2.996       2.392            --
                                                                                       2010   2.468       2.996         5,487
                                                                                       2009   1.491       2.468         5,487
                                                                                       2008   3.414       1.491         5,487
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.443       1.442            --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.235       1.443       466,508
                                                                              2012   1.108       1.235       466,010
                                                                              2011   1.151       1.108       466,098
                                                                              2010   1.036       1.151       466,035
                                                                              2009   0.865       1.036       465,988
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.556       1.546            --
                                                                              2013   1.263       1.556       187,379
                                                                              2012   1.115       1.263       194,427
                                                                              2011   1.185       1.115       200,676
                                                                              2010   1.048       1.185       207,670
                                                                              2009   0.855       1.048       215,069
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.425       1.428            --
                                                                              2013   1.274       1.425       517,884
                                                                              2012   1.159       1.274       521,262
                                                                              2011   1.185       1.159       526,332
                                                                              2010   1.077       1.185       531,202
                                                                              2009   0.914       1.077       536,607
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.773       2.224           735
                                                                              2016   1.827       1.773        11,845
                                                                              2015   1.901       1.827        12,256
                                                                              2014   2.087       1.901        12,962
                                                                              2013   1.788       2.087        12,927
                                                                              2012   1.566       1.788        16,962
                                                                              2011   1.791       1.566        16,546
                                                                              2010   1.643       1.791        23,282
                                                                              2009   1.276       1.643        27,209
                                                                              2008   2.197       1.276        29,520
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.030       1.114            --
                                                                              2012   1.000       1.030        74,774
                                                                              2011   1.078       1.000        81,209
                                                                              2010   0.897       1.078        95,612
                                                                              2009   0.670       0.897       102,789
                                                                              2008   1.064       0.670       110,720
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2017   1.932       2.585           625
                                                                              2016   1.969       1.932        10,744
                                                                              2015   1.936       1.969        11,395
                                                                              2014   1.936       1.936        13,123
                                                                              2013   1.556       1.936        14,249
                                                                              2012   1.313       1.556        16,107
                                                                              2011   1.464       1.313        16,397
                                                                              2010   1.359       1.464        33,177
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2017   1.547       1.547            --
                                                                              2016   1.513       1.547            --
                                                                              2015   1.569       1.513        97,279
                                                                              2014   1.535       1.569       100,723
                                                                              2013   1.546       1.535       115,289
                                                                              2012   1.418       1.546       115,675
                                                                              2011   1.400       1.418       122,902
                                                                              2010   1.277       1.400       147,323
                                                                              2009   0.983       1.277       114,049
                                                                              2008   1.139       0.983        30,856
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.313       1.370            --
                                                                              2012   1.193       1.313            --
                                                                              2011   1.354       1.193           638
                                                                              2010   1.154       1.354           731
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2017   1.525       1.745        34,924
                                                                              2016   1.344       1.525        34,787
                                                                              2015   1.424       1.344        35,100
                                                                              2014   1.284       1.424        43,225
                                                                              2013   0.981       1.284        40,639
                                                                              2012   0.850       0.981        45,447
                                                                              2011   0.904       0.850       101,681
                                                                              2010   0.790       0.904        45,600
                                                                              2009   0.681       0.790        72,747
                                                                              2008   1.030       0.681        72,174
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2017   2.682       3.275            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.580
                                                                                           2015   2.472
                                                                                           2014   2.239
                                                                                           2013   1.675
                                                                                           2012   1.506
                                                                                           2011   1.564
                                                                                           2010   1.252
                                                                                           2009   0.879
                                                                                           2008   1.425
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.542
                                                                                           2012   1.486
                                                                                           2011   1.641
                                                                                           2010   1.319
                                                                                           2009   0.915
                                                                                           2008   1.683
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2017   1.165
                                                                                           2016   1.158
                                                                                           2015   1.179
                                                                                           2014   1.128
                                                                                           2013   1.164
                                                                                           2012   1.109
                                                                                           2011   1.065
                                                                                           2010   1.007
                                                                                           2009   0.943
                                                                                           2008   1.000
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.545
                                                                                           2016   1.576
                                                                                           2015   1.611
                                                                                           2014   1.646
                                                                                           2013   1.681
                                                                                           2012   1.718
                                                                                           2011   1.755
                                                                                           2010   1.794
                                                                                           2009   1.828
                                                                                           2008   1.828
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.315
                                                                                           2016   1.266
                                                                                           2015   1.308
                                                                                           2014   1.278
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.322
                                                                                           2016   1.262
                                                                                           2015   1.306
                                                                                           2014   1.267
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.311
                                                                                           2016   1.239
                                                                                           2015   1.288
                                                                                           2014   1.242
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.694
                                                                                           2016   1.621
                                                                                           2015   1.620
                                                                                           2014   1.500
                                                                                           2013   1.275
                                                                                           2012   1.162
                                                                                           2011   1.146
                                                                                           2010   1.071
                                                                                           2009   0.935
                                                                                           2008   1.197
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.954
                                                                                           2016   1.865
                                                                                           2015   1.866
                                                                                           2014   1.727
                                                                                           2013   1.323
                                                                                           2012   1.201
                                                                                           2011   1.282
                                                                                           2010   1.172
                                                                                           2009   0.910



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.682            --
                                                                                           2.580            --
                                                                                           2.472            --
                                                                                           2.239            --
                                                                                           1.675            --
                                                                                           1.506           555
                                                                                           1.564           614
                                                                                           1.252           697
                                                                                           0.879           644
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.660            --
                                                                                           1.542            --
                                                                                           1.486           516
                                                                                           1.641        12,213
                                                                                           1.319        12,293
                                                                                           0.915        12,155
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.185            --
                                                                                           1.165            --
                                                                                           1.158            --
                                                                                           1.179            --
                                                                                           1.128            --
                                                                                           1.164         1,458
                                                                                           1.109         3,255
                                                                                           1.065        13,148
                                                                                           1.007        14,041
                                                                                           0.943        15,141
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.521            --
                                                                                           1.545            --
                                                                                           1.576            --
                                                                                           1.611            --
                                                                                           1.646            --
                                                                                           1.681            --
                                                                                           1.718        17,340
                                                                                           1.755        13,252
                                                                                           1.794        35,962
                                                                                           1.828        38,445
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.424            --
                                                                                           1.315            --
                                                                                           1.266        48,669
                                                                                           1.308       118,406
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.485       370,363
                                                                                           1.322       376,710
                                                                                           1.262       446,912
                                                                                           1.306       516,718
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.529       665,018
                                                                                           1.311       670,625
                                                                                           1.239       682,539
                                                                                           1.288       831,274
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.904            --
                                                                                           1.694            --
                                                                                           1.621            --
                                                                                           1.620            --
                                                                                           1.500            --
                                                                                           1.275            --
                                                                                           1.162            --
                                                                                           1.146            --
                                                                                           1.071            --
                                                                                           0.935            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.272        36,788
                                                                                           1.954        76,326
                                                                                           1.865        15,281
                                                                                           1.866        17,497
                                                                                           1.727        20,292
                                                                                           1.323        23,603
                                                                                           1.201        23,295
                                                                                           1.282        33,988
                                                                                           1.172        36,657

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)..................... 2013   1.328       1.458            --
                                                                          2012   1.175       1.328            --
                                                                          2011   1.282       1.175            --
                                                                          2010   1.146       1.282        16,405
                                                                          2009   0.964       1.146        16,405
                                                                          2008   1.491       0.964        16,405
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2017   2.222       2.718            --
                                                                          2016   2.159       2.222            --
                                                                          2015   2.150       2.159            --
                                                                          2014   1.982       2.150            --
                                                                          2013   1.671       1.982            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.393       1.868       152,909
                                                                          2016   1.425       1.393       164,437
                                                                          2015   1.317       1.425       169,230
                                                                          2014   1.172       1.317       198,895
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.702       2.020        16,689
                                                                          2016   1.562       1.702        16,689
                                                                          2015   1.581       1.562        16,689
                                                                          2014   1.428       1.581        16,689
                                                                          2013   1.108       1.428        34,598
                                                                          2012   0.981       1.108        51,683
                                                                          2011   0.986       0.981        56,684
                                                                          2010   0.880       0.986        56,735
                                                                          2009   0.714       0.880        73,571
                                                                          2008   1.103       0.714            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.838       1.932            --
                                                                          2016   1.590       1.838        14,437
                                                                          2015   1.732       1.590        17,419
                                                                          2014   1.613       1.732        18,862
                                                                          2013   1.251       1.613        21,557
                                                                          2012   1.122       1.251        25,111
                                                                          2011   1.123       1.122        26,797
                                                                          2010   1.053       1.123        51,616
                                                                          2009   0.969       1.053        53,392
                                                                          2008   1.428       0.969        52,300
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.434       1.575            --
                                                                          2016   1.345       1.434            --
                                                                          2015   1.380       1.345        68,192
                                                                          2014   1.301       1.380        71,997
                                                                          2013   1.120       1.301        71,997
                                                                          2012   1.028       1.120       106,720
                                                                          2011   1.028       1.028       136,976
                                                                          2010   0.957       1.028       136,989
                                                                          2009   0.827       0.957       137,002
                                                                          2008   1.088       0.827        30,295
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.381       2.745            --
                                                                          2016   2.130       2.381            --
                                                                          2015   2.183       2.130            --
                                                                          2014   2.016       2.183            --
                                                                          2013   1.518       2.016            --
                                                                          2012   1.333       1.518         5,244
                                                                          2011   1.351       1.333         6,693
                                                                          2010   1.241       1.351         6,566
                                                                          2009   1.051       1.241        10,898
                                                                          2008   1.513       1.051        10,968
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.548       1.750        16,286
                                                                          2016   1.336       1.548        21,685
                                                                          2015   1.360       1.336        55,352
                                                                          2014   1.394       1.360        57,999
                                                                          2013   1.122       1.394        60,534
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.158       1.573            --
                                                                          2012   0.997       1.158         7,319
                                                                          2011   1.033       0.997         7,360
                                                                          2010   0.904       1.033         7,536
                                                                          2009   0.646       0.904        16,172
                                                                          2008   1.062       0.646        14,189
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.987       2.600            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.998       1.987            --
                                                                                2015   1.845       1.998            --
                                                                                2014   1.731       1.845            --
                                                                                2013   1.377       1.731            --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 2017   2.519       3.021           537
                                                                                2016   2.309       2.519           552
                                                                                2015   2.302       2.309           547
                                                                                2014   2.205       2.302           576
                                                                                2013   1.563       2.205         5,814
                                                                                2012   1.378       1.563        23,493
                                                                                2011   1.388       1.378        23,932
                                                                                2010   1.053       1.388        25,650
                                                                                2009   0.776       1.053        25,769
                                                                                2008   1.185       0.776        25,873
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.881       1.126            --
                                                                                2008   1.691       0.881         6,678
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.036       1.036            --
                                                                                2011   1.249       1.036            --
                                                                                2010   1.137       1.249         6,672
                                                                                2009   1.134       1.137         6,675
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.031       1.001            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.847       1.785            --
                                                                                2013   1.407       1.847            --
                                                                                2012   1.243       1.407            --
                                                                                2011   1.334       1.243         1,339
                                                                                2010   1.171       1.334         8,255
                                                                                2009   0.946       1.171         8,251
                                                                                2008   1.447       0.946         8,144
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.562       1.673            --
                                                                                2009   1.081       1.562        29,212
                                                                                2008   2.217       1.081        33,731
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.372       1.287            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.364       1.530            --
                                                                                2010   1.294       1.364         6,457
                                                                                2009   1.085       1.294         6,457
                                                                                2008   1.450       1.085         6,457
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.093       2.000            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.235       1.199            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.595       1.491            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.890       0.895            --
                                                                                2008   1.179       0.890       539,006
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.035       0.997            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.538       1.488            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.505       1.432            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.894       1.872            --
                                                                                2013   1.591       1.894            --
                                                                                2012   1.376       1.591            --
                                                                                2011   1.648       1.376            --
                                                                                2010   1.487       1.648            --
                                                                                2009   1.061       1.487            --
                                                                                2008   2.079       1.061            --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.165       1.155            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2016   1.181       1.165            --
                                                                               2015   1.211       1.181            --
                                                                               2014   1.179       1.211            --
                                                                               2013   1.245       1.179            --
                                                                               2012   1.241       1.245       101,049
                                                                               2011   1.183       1.241       107,860
                                                                               2010   1.138       1.183       112,397
                                                                               2009   1.080       1.138       171,831
                                                                               2008   1.055       1.080       179,760
 Deutsche Growth Allocation Subaccount (Class B) (9/04)....................... 2009   0.829       0.829            --
                                                                               2008   1.294       0.829       224,959
 Deutsche High Income Subaccount (Class B) (6/03)............................. 2008   1.284       1.267            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   2.164       2.084            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.461       1.400            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.538       1.514            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.513       1.422            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.842       0.843            --
                                                                               2008   1.235       0.842       465,661
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.019       1.022            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.358       1.183            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   2.984       3.216           504
                                                                               2016   2.618       2.984         7,171
                                                                               2015   2.735       2.618         8,454
                                                                               2014   2.659       2.735         9,423
                                                                               2013   2.017       2.659        10,532
                                                                               2012   1.818       2.017        14,035
                                                                               2011   1.983       1.818        26,018
                                                                               2010   1.652       1.983        33,971
                                                                               2009   1.305       1.652        38,425
                                                                               2008   2.011       1.305        40,495
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.138       1.137            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   1.095       1.131            --
                                                                               2009   0.700       1.095           793
                                                                               2008   1.335       0.700           782
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.818       1.690            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.459       1.429            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.975       2.224            --
                                                                               2016   1.833       1.975            --
                                                                               2015   1.939       1.833            --
                                                                               2014   1.751       1.939            --
                                                                               2013   1.335       1.751            --
                                                                               2012   1.222       1.335            --
                                                                               2011   1.240       1.222            --
                                                                               2010   1.106       1.240            --
                                                                               2009   0.847       1.106            --
                                                                               2008   1.323       0.847            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.163       1.105            --




                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.519       2.724         4,098
                                                                                       2016   2.328       2.519         4,322
                                                                                       2015   2.432       2.328        10,498
                                                                                       2014   2.062       2.432        19,140
                                                                                       2013   1.903       2.062        21,969
                                                                                       2012   1.878       1.903        21,891
                                                                                       2011   1.648       1.878        27,064
                                                                                       2010   1.585       1.648        28,328
                                                                                       2009   1.410       1.585        41,455
                                                                                       2008   2.131       1.410        54,556
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.925       3.741        14,475
                                                                                       2016   2.983       2.925        15,628
                                                                                       2015   2.880       2.983        68,010
                                                                                       2014   2.595       2.880        84,450
                                                                                       2013   1.968       2.595        84,738
                                                                                       2012   1.706       1.968        90,009
                                                                                       2011   1.755       1.706        95,324
                                                                                       2010   1.579       1.755       125,689
                                                                                       2009   1.071       1.579       311,211
                                                                                       2008   2.001       1.071       352,566
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.977       2.084       943,111
                                                                                       2016   1.773       1.977     1,032,489
                                                                                       2015   1.889       1.773     1,225,967
                                                                                       2014   1.870       1.889     1,372,075
                                                                                       2013   1.748       1.870     1,589,520
                                                                                       2012   1.534       1.748     1,759,081
                                                                                       2011   1.532       1.534     1,841,239
                                                                                       2010   1.352       1.532     1,884,532
                                                                                       2009   0.943       1.352       150,158
                                                                                       2008   1.267       0.943       150,682
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.190       2.755         7,209
                                                                                       2016   2.002       2.190        11,064
                                                                                       2015   2.370       2.002        11,312
                                                                                       2014   2.584       2.370        15,100
                                                                                       2013   2.775       2.584        15,834
                                                                                       2012   2.382       2.775         9,468
                                                                                       2011   2.984       2.382        18,477
                                                                                       2010   2.460       2.984        25,257
                                                                                       2009   1.487       2.460        70,336
                                                                                       2008   3.406       1.487        91,101
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.437       1.435            --
                                                                                       2013   1.230       1.437       589,400
                                                                                       2012   1.104       1.230       606,922
                                                                                       2011   1.148       1.104       615,238
                                                                                       2010   1.033       1.148       651,833
                                                                                       2009   0.863       1.033       674,431
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.549       1.539            --
                                                                                       2013   1.257       1.549       404,376
                                                                                       2012   1.111       1.257       411,008
                                                                                       2011   1.181       1.111       459,239
                                                                                       2010   1.046       1.181       768,602
                                                                                       2009   0.853       1.046       761,717
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.418       1.421            --
                                                                                       2013   1.269       1.418       569,059
                                                                                       2012   1.154       1.269       578,262
                                                                                       2011   1.181       1.154       937,397
                                                                                       2010   1.075       1.181       597,927
                                                                                       2009   0.912       1.075       623,995
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.614       2.024       192,791

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2016   1.665       1.614       246,198
                                                                         2015   1.732       1.665       306,907
                                                                         2014   1.903       1.732       341,181
                                                                         2013   1.631       1.903       375,954
                                                                         2012   1.429       1.631       423,883
                                                                         2011   1.636       1.429       514,171
                                                                         2010   1.501       1.636       542,075
                                                                         2009   1.166       1.501       554,678
                                                                         2008   2.009       1.166       586,996
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   1.026       1.110            --
                                                                         2012   0.996       1.026       473,681
                                                                         2011   1.075       0.996       505,149
                                                                         2010   0.895       1.075       463,499
                                                                         2009   0.669       0.895       398,822
                                                                         2008   1.063       0.669       378,102
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2017   1.760       2.354        40,133
                                                                         2016   1.795       1.760        46,286
                                                                         2015   1.766       1.795        50,741
                                                                         2014   1.767       1.766        61,409
                                                                         2013   1.421       1.767        31,049
                                                                         2012   1.199       1.421        20,088
                                                                         2011   1.338       1.199        20,132
                                                                         2010   1.243       1.338        56,305
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2017   1.537       1.537            --
                                                                         2016   1.504       1.537            --
                                                                         2015   1.560       1.504     3,029,850
                                                                         2014   1.527       1.560     3,720,769
                                                                         2013   1.539       1.527     4,100,327
                                                                         2012   1.412       1.539     4,565,747
                                                                         2011   1.395       1.412     4,867,441
                                                                         2010   1.273       1.395     5,177,999
                                                                         2009   0.980       1.273     5,102,042
                                                                         2008   1.137       0.980       329,828
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.307       1.363            --
                                                                         2012   1.188       1.307         9,839
                                                                         2011   1.349       1.188        55,447
                                                                         2010   1.150       1.349        55,462
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2017   1.517       1.735       568,657
                                                                         2016   1.337       1.517       626,924
                                                                         2015   1.418       1.337       698,603
                                                                         2014   1.279       1.418     1,171,083
                                                                         2013   0.978       1.279     1,476,445
                                                                         2012   0.847       0.978     1,661,874
                                                                         2011   0.902       0.847     1,844,292
                                                                         2010   0.788       0.902     2,043,400
                                                                         2009   0.681       0.788     2,318,149
                                                                         2008   1.029       0.681     2,720,214
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2017   2.664       3.251         6,455
                                                                         2016   2.564       2.664        19,105
                                                                         2015   2.457       2.564        25,095
                                                                         2014   2.227       2.457        34,000
                                                                         2013   1.667       2.227        28,711
                                                                         2012   1.499       1.667        31,740
                                                                         2011   1.558       1.499        79,966
                                                                         2010   1.247       1.558        70,993
                                                                         2009   0.877       1.247        71,392
                                                                         2008   1.421       0.877         2,019
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.535       1.652            --
                                                                         2012   1.480       1.535        48,549
                                                                         2011   1.635       1.480        54,313
                                                                         2010   1.314       1.635        67,978
                                                                         2009   0.913       1.314        82,046
                                                                         2008   1.679       0.913        90,301
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)............... 2017   1.158       1.176           654

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.150
                                                                                           2015   1.172
                                                                                           2014   1.122
                                                                                           2013   1.158
                                                                                           2012   1.104
                                                                                           2011   1.061
                                                                                           2010   1.004
                                                                                           2009   0.940
                                                                                           2008   0.997
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.534
                                                                                           2016   1.567
                                                                                           2015   1.601
                                                                                           2014   1.637
                                                                                           2013   1.673
                                                                                           2012   1.711
                                                                                           2011   1.749
                                                                                           2010   1.788
                                                                                           2009   1.823
                                                                                           2008   1.823
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.308
                                                                                           2016   1.260
                                                                                           2015   1.302
                                                                                           2014   1.273
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.315
                                                                                           2016   1.255
                                                                                           2015   1.300
                                                                                           2014   1.262
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.304
                                                                                           2016   1.233
                                                                                           2015   1.282
                                                                                           2014   1.237
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.682
                                                                                           2016   1.611
                                                                                           2015   1.610
                                                                                           2014   1.493
                                                                                           2013   1.268
                                                                                           2012   1.157
                                                                                           2011   1.142
                                                                                           2010   1.067
                                                                                           2009   0.933
                                                                                           2008   1.194
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.941
                                                                                           2016   1.853
                                                                                           2015   1.855
                                                                                           2014   1.718
                                                                                           2013   1.317
                                                                                           2012   1.196
                                                                                           2011   1.277
                                                                                           2010   1.168
                                                                                           2009   0.907
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.321
                                                                                           2012   1.170
                                                                                           2011   1.277
                                                                                           2010   1.143
                                                                                           2009   0.961
                                                                                           2008   1.487
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   2.207
                                                                                           2016   2.146
                                                                                           2015   2.138
                                                                                           2014   1.971
                                                                                           2013   1.662
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.386
                                                                                           2016   1.418
                                                                                           2015   1.312
                                                                                           2014   1.167
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.693



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.158            586
                                                                                           1.150            625
                                                                                           1.172         14,157
                                                                                           1.122         26,214
                                                                                           1.158         39,356
                                                                                           1.104         42,742
                                                                                           1.061         31,816
                                                                                           1.004         34,505
                                                                                           0.940         36,886
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.510          2,208
                                                                                           1.534         12,631
                                                                                           1.567         24,080
                                                                                           1.601         43,737
                                                                                           1.637        241,776
                                                                                           1.673        110,205
                                                                                           1.711        201,535
                                                                                           1.749        276,214
                                                                                           1.788        162,301
                                                                                           1.823        308,330
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.415        138,824
                                                                                           1.308        138,855
                                                                                           1.260        181,999
                                                                                           1.302        522,655
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.476     18,897,734
                                                                                           1.315     21,483,983
                                                                                           1.255     23,745,286
                                                                                           1.300     25,102,270
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.520     55,009,697
                                                                                           1.304     57,771,450
                                                                                           1.233     62,291,586
                                                                                           1.282     64,658,583
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.890        106,892
                                                                                           1.682        133,492
                                                                                           1.611        133,496
                                                                                           1.610        134,527
                                                                                           1.493        210,848
                                                                                           1.268        231,420
                                                                                           1.157        242,909
                                                                                           1.142        251,274
                                                                                           1.067        260,748
                                                                                           0.933        260,760
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.256        470,858
                                                                                           1.941        534,243
                                                                                           1.853        205,744
                                                                                           1.855        225,718
                                                                                           1.718        218,182
                                                                                           1.317        292,890
                                                                                           1.196        424,988
                                                                                           1.277        574,961
                                                                                           1.168        968,483
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.451             --
                                                                                           1.321         69,424
                                                                                           1.170         71,404
                                                                                           1.277         73,801
                                                                                           1.143         72,167
                                                                                           0.961         71,921
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.698         12,567
                                                                                           2.207         16,274
                                                                                           2.146         39,662
                                                                                           2.138         41,807
                                                                                           1.971         44,379
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.857        323,215
                                                                                           1.386        441,436
                                                                                           1.418        446,694
                                                                                           1.312        542,425
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2.008        386,436

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.554       1.693       427,547
                                                                          2015   1.574       1.554       388,325
                                                                          2014   1.422       1.574       551,244
                                                                          2013   1.104       1.422       904,807
                                                                          2012   0.978       1.104       985,031
                                                                          2011   0.984       0.978       744,065
                                                                          2010   0.878       0.984       878,891
                                                                          2009   0.713       0.878     1,033,347
                                                                          2008   1.102       0.713        14,539
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.826       1.918        89,593
                                                                          2016   1.581       1.826       126,829
                                                                          2015   1.722       1.581       217,683
                                                                          2014   1.605       1.722       237,567
                                                                          2013   1.245       1.605       300,209
                                                                          2012   1.117       1.245       410,422
                                                                          2011   1.119       1.117       499,323
                                                                          2010   1.050       1.119       668,261
                                                                          2009   0.966       1.050       922,531
                                                                          2008   1.424       0.966       967,675
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.427       1.566     1,205,434
                                                                          2016   1.339       1.427     1,531,311
                                                                          2015   1.374       1.339     1,608,887
                                                                          2014   1.296       1.374     1,685,105
                                                                          2013   1.116       1.296     1,688,527
                                                                          2012   1.025       1.116     1,660,269
                                                                          2011   1.026       1.025     1,802,616
                                                                          2010   0.955       1.026     1,854,385
                                                                          2009   0.825       0.955     2,276,123
                                                                          2008   1.087       0.825     1,231,684
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.365       2.726        24,959
                                                                          2016   2.117       2.365        49,913
                                                                          2015   2.170       2.117        85,145
                                                                          2014   2.005       2.170        99,276
                                                                          2013   1.511       2.005       116,346
                                                                          2012   1.327       1.511        69,730
                                                                          2011   1.346       1.327        78,290
                                                                          2010   1.237       1.346        83,313
                                                                          2009   1.048       1.237        84,767
                                                                          2008   1.509       1.048        68,219
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.539       1.739       356,154
                                                                          2016   1.329       1.539       305,653
                                                                          2015   1.354       1.329       342,437
                                                                          2014   1.388       1.354       379,861
                                                                          2013   1.117       1.388       441,462
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.154       1.567       115,776
                                                                          2012   0.994       1.154       130,480
                                                                          2011   1.030       0.994       197,401
                                                                          2010   0.902       1.030       296,460
                                                                          2009   0.645       0.902       386,707
                                                                          2008   1.061       0.645       395,142
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.974       2.581        11,270
                                                                          2016   1.986       1.974        11,791
                                                                          2015   1.835       1.986        43,381
                                                                          2014   1.722       1.835        50,017
                                                                          2013   1.370       1.722        71,720
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.502       2.999        97,091
                                                                          2016   2.294       2.502       108,025
                                                                          2015   2.289       2.294       122,756
                                                                          2014   2.194       2.289       307,211
                                                                          2013   1.555       2.194       381,437
                                                                          2012   1.372       1.555       467,633
                                                                          2011   1.382       1.372       580,971
                                                                          2010   1.049       1.382       733,074
                                                                          2009   0.774       1.049       999,289
                                                                          2008   1.182       0.774     1,087,541
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.879       1.123            --
                                                                          2008   1.687       0.879         2,505

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.032       1.032            --
                                                                                2011   1.244       1.032            --
                                                                                2010   1.133       1.244         2,484
                                                                                2009   1.130       1.133         2,462
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.029       0.999            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.838       1.776            --
                                                                                2013   1.400       1.838        88,309
                                                                                2012   1.238       1.400       106,708
                                                                                2011   1.329       1.238       153,976
                                                                                2010   1.167       1.329       157,594
                                                                                2009   0.944       1.167       165,991
                                                                                2008   1.444       0.944       169,279
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.557       1.667            --
                                                                                2009   1.078       1.557        52,547
                                                                                2008   2.211       1.078        55,795
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.369       1.283            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.358       1.524            --
                                                                                2010   1.290       1.358        39,927
                                                                                2009   1.082       1.290        50,426
                                                                                2008   1.446       1.082         4,013
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.088       1.995            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.232       1.196            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.591       1.488            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.888       0.893            --
                                                                                2008   1.177       0.888       624,112
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.033       0.994            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.535       1.484            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.502       1.429            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.884       1.862            --
                                                                                2013   1.584       1.884        42,930
                                                                                2012   1.370       1.584        35,082
                                                                                2011   1.642       1.370        37,933
                                                                                2010   1.482       1.642        98,633
                                                                                2009   1.058       1.482       145,926
                                                                                2008   2.074       1.058       131,501
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.157       1.146           664
                                                                                2016   1.173       1.157           593
                                                                                2015   1.204       1.173           612
                                                                                2014   1.172       1.204            --
                                                                                2013   1.239       1.172        19,107
                                                                                2012   1.236       1.239        16,553
                                                                                2011   1.179       1.236        37,815
                                                                                2010   1.134       1.179        18,615
                                                                                2009   1.077       1.134        74,312
                                                                                2008   1.053       1.077       125,929
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.827       0.827            --
                                                                                2008   1.291       0.827       573,702
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.281       1.264            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.159       2.078            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.457       1.396            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.535       1.510            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.509       1.418            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.840       0.841            --
                                                                                2008   1.233       0.840       892,715
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.017       1.019            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.355       1.180            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   2.964       3.193        57,524
                                                                               2016   2.601       2.964        70,092
                                                                               2015   2.719       2.601        91,034
                                                                               2014   2.645       2.719       102,550
                                                                               2013   2.007       2.645       154,680
                                                                               2012   1.810       2.007       187,977
                                                                               2011   1.975       1.810       245,638
                                                                               2010   1.646       1.975       331,238
                                                                               2009   1.302       1.646       447,756
                                                                               2008   2.006       1.302       485,429
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.136       1.134            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   1.092       1.127            --
                                                                               2009   0.698       1.092        59,051
                                                                               2008   1.332       0.698           891
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.814       1.686            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.456       1.426            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.962       2.208            --
                                                                               2016   1.822       1.962            --
                                                                               2015   1.928       1.822            --
                                                                               2014   1.742       1.928            --
                                                                               2013   1.329       1.742            --
                                                                               2012   1.216       1.329            --
                                                                               2011   1.235       1.216            --
                                                                               2010   1.103       1.235            --
                                                                               2009   0.845       1.103            --
                                                                               2008   1.320       0.845            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.162       1.103            --





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2017   2.339       2.529        1,568
                                                                      2016   2.163       2.339        1,582
                                                                      2015   2.261       2.163        3,845
                                                                      2014   1.918       2.261        4,245
                                                                      2013   1.771       1.918        4,692
                                                                      2012   1.748       1.771       12,095
                                                                      2011   1.535       1.748       21,130
                                                                      2010   1.477       1.535       43,365
                                                                      2009   1.315       1.477       47,288
                                                                      2008   1.988       1.315       48,450
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2017   2.630       3.363        3,396
                                                                      2016   2.684       2.630       12,581
                                                                      2015   2.592       2.684       31,159
                                                                      2014   2.337       2.592       32,242
                                                                      2013   1.773       2.337       33,623
                                                                      2012   1.538       1.773       35,142
                                                                      2011   1.583       1.538       36,255
                                                                      2010   1.425       1.583       33,836
                                                                      2009   0.967       1.425       34,333
                                                                      2008   1.808       0.967       35,602
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08).............. 2017   1.785       1.881       25,311

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.602       1.785        40,648
                                                                                       2015   1.707       1.602        53,843
                                                                                       2014   1.690       1.707        53,703
                                                                                       2013   1.581       1.690        54,436
                                                                                       2012   1.388       1.581        58,450
                                                                                       2011   1.387       1.388        75,532
                                                                                       2010   1.225       1.387       135,492
                                                                                       2009   0.854       1.225       142,200
                                                                                       2008   1.149       0.854       142,946
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.575       1.980        23,313
                                                                                       2016   1.440       1.575        24,290
                                                                                       2015   1.706       1.440        36,518
                                                                                       2014   1.861       1.706        46,128
                                                                                       2013   1.999       1.861        47,846
                                                                                       2012   1.717       1.999        47,191
                                                                                       2011   2.152       1.717        43,187
                                                                                       2010   1.775       2.152        82,518
                                                                                       2009   1.073       1.775       102,636
                                                                                       2008   2.460       1.073       100,612
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.430       1.428            --
                                                                                       2013   1.225       1.430     1,057,407
                                                                                       2012   1.100       1.225     1,277,626
                                                                                       2011   1.144       1.100     1,686,375
                                                                                       2010   1.030       1.144     1,868,138
                                                                                       2009   0.861       1.030     1,879,175
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.541       1.531            --
                                                                                       2013   1.252       1.541       137,253
                                                                                       2012   1.107       1.252       137,291
                                                                                       2011   1.177       1.107       150,527
                                                                                       2010   1.043       1.177       285,001
                                                                                       2009   0.851       1.043       285,200
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.412       1.414            --
                                                                                       2013   1.264       1.412        95,745
                                                                                       2012   1.150       1.264       115,496
                                                                                       2011   1.178       1.150       132,927
                                                                                       2010   1.072       1.178       130,828
                                                                                       2009   0.910       1.072       146,789
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.375       1.723        70,905
                                                                                       2016   1.419       1.375        92,067
                                                                                       2015   1.477       1.419       105,168
                                                                                       2014   1.624       1.477       125,938
                                                                                       2013   1.393       1.624       123,988
                                                                                       2012   1.221       1.393       183,252
                                                                                       2011   1.398       1.221       185,757
                                                                                       2010   1.284       1.398       246,499
                                                                                       2009   0.998       1.284       285,027
                                                                                       2008   1.719       0.998       327,394
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.022       1.105            --
                                                                                       2012   0.993       1.022       169,411
                                                                                       2011   1.072       0.993       186,468
                                                                                       2010   0.893       1.072       223,296
                                                                                       2009   0.667       0.893       229,127
                                                                                       2008   1.061       0.667       251,501
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10).......................... 2017   1.530       2.046        42,520
                                                                                       2016   1.561       1.530        47,224
                                                                                       2015   1.536       1.561        76,693
                                                                                       2014   1.538       1.536        78,646
                                                                                       2013   1.238       1.538        58,203
                                                                                       2012   1.045       1.238        72,319
                                                                                       2011   1.167       1.045        83,886
                                                                                       2010   1.084       1.167       107,284
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)........................... 2017   1.552       1.552            --

                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.519       1.552            --
                                                                           2015   1.577       1.519       176,835
                                                                           2014   1.544       1.577       212,610
                                                                           2013   1.557       1.544       294,705
                                                                           2012   1.429       1.557       324,350
                                                                           2011   1.413       1.429       312,669
                                                                           2010   1.289       1.413       312,156
                                                                           2009   0.993       1.289       315,972
                                                                           2008   1.153       0.993       246,519
 BHFTI RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.130       1.179            --
                                                                           2012   1.028       1.130        28,009
                                                                           2011   1.168       1.028        26,292
                                                                           2010   0.996       1.168        32,854
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   1.509       1.725            --
                                                                           2016   1.331       1.509            --
                                                                           2015   1.412       1.331            --
                                                                           2014   1.275       1.412            --
                                                                           2013   0.974       1.275         1,603
                                                                           2012   0.845       0.974         1,608
                                                                           2011   0.900       0.845         1,614
                                                                           2010   0.787       0.900         1,620
                                                                           2009   0.680       0.787         1,628
                                                                           2008   1.028       0.680         1,635
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)........... 2017   2.349       2.865         2,743
                                                                           2016   2.262       2.349         2,806
                                                                           2015   2.168       2.262         2,864
                                                                           2014   1.967       2.168         3,028
                                                                           2013   1.473       1.967         3,209
                                                                           2012   1.325       1.473         3,598
                                                                           2011   1.378       1.325         3,602
                                                                           2010   1.104       1.378            --
                                                                           2009   0.776       1.104            --
                                                                           2008   1.258       0.776            --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.282       1.379            --
                                                                           2012   1.237       1.282        19,368
                                                                           2011   1.367       1.237        23,610
                                                                           2010   1.099       1.367        52,265
                                                                           2009   0.764       1.099        66,803
                                                                           2008   1.406       0.764        71,882
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................. 2017   1.141       1.158        37,165
                                                                           2016   1.134       1.141        59,556
                                                                           2015   1.156       1.134        62,515
                                                                           2014   1.107       1.156        69,461
                                                                           2013   1.144       1.107        69,604
                                                                           2012   1.090       1.144       387,864
                                                                           2011   1.049       1.090       409,574
                                                                           2010   0.993       1.049       482,870
                                                                           2009   0.930       0.993       581,539
                                                                           2008   0.987       0.930       291,439
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....... 2017   1.244       1.225       182,718
                                                                           2016   1.271       1.244        48,604
                                                                           2015   1.300       1.271        54,360
                                                                           2014   1.330       1.300        72,322
                                                                           2013   1.360       1.330       108,099
                                                                           2012   1.391       1.360       111,793
                                                                           2011   1.423       1.391       119,671
                                                                           2010   1.455       1.423       141,665
                                                                           2009   1.484       1.455       145,399
                                                                           2008   1.485       1.484       394,897
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....... 2017   1.301       1.407        25,722
                                                                           2016   1.254       1.301        25,417
                                                                           2015   1.296       1.254        28,221
                                                                           2014   1.268       1.296        56,757
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2017   1.308       1.468       479,567
                                                                           2016   1.249       1.308       531,574
                                                                           2015   1.294       1.249       572,867
                                                                           2014   1.257       1.294     1,022,027

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.297
                                                                                           2016   1.227
                                                                                           2015   1.276
                                                                                           2014   1.232
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.566
                                                                                           2016   1.500
                                                                                           2015   1.500
                                                                                           2014   1.391
                                                                                           2013   1.183
                                                                                           2012   1.079
                                                                                           2011   1.065
                                                                                           2010   0.997
                                                                                           2009   0.871
                                                                                           2008   1.116
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.637
                                                                                           2016   1.564
                                                                                           2015   1.566
                                                                                           2014   1.452
                                                                                           2013   1.113
                                                                                           2012   1.011
                                                                                           2011   1.080
                                                                                           2010   0.989
                                                                                           2009   0.768
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.122
                                                                                           2012   0.994
                                                                                           2011   1.086
                                                                                           2010   0.972
                                                                                           2009   0.818
                                                                                           2008   1.266
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   1.840
                                                                                           2016   1.790
                                                                                           2015   1.784
                                                                                           2014   1.646
                                                                                           2013   1.388
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.378
                                                                                           2016   1.412
                                                                                           2015   1.306
                                                                                           2014   1.162
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.683
                                                                                           2016   1.546
                                                                                           2015   1.566
                                                                                           2014   1.417
                                                                                           2013   1.100
                                                                                           2012   0.975
                                                                                           2011   0.981
                                                                                           2010   0.876
                                                                                           2009   0.712
                                                                                           2008   1.100
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2017   1.570
                                                                                           2016   1.359
                                                                                           2015   1.482
                                                                                           2014   1.382
                                                                                           2013   1.073
                                                                                           2012   0.963
                                                                                           2011   0.965
                                                                                           2010   0.906
                                                                                           2009   0.834
                                                                                           2008   1.230
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 2017   1.419
                                                                                           2016   1.332
                                                                                           2015   1.368
                                                                                           2014   1.291
                                                                                           2013   1.113
                                                                                           2012   1.023
                                                                                           2011   1.024
                                                                                           2010   0.953
                                                                                           2009   0.824
                                                                                           2008   1.086



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.511        20,766
                                                                                           1.297        20,809
                                                                                           1.227        20,856
                                                                                           1.276       180,194
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.758        50,537
                                                                                           1.566        96,158
                                                                                           1.500        97,800
                                                                                           1.500        72,116
                                                                                           1.391       302,371
                                                                                           1.183       302,981
                                                                                           1.079       286,511
                                                                                           1.065       289,818
                                                                                           0.997       321,730
                                                                                           0.871       358,636
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.902        47,298
                                                                                           1.637        65,342
                                                                                           1.564       102,058
                                                                                           1.566       146,649
                                                                                           1.452       150,730
                                                                                           1.113       230,736
                                                                                           1.011       255,137
                                                                                           1.080       431,153
                                                                                           0.989       499,529
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.232            --
                                                                                           1.122       193,823
                                                                                           0.994       186,548
                                                                                           1.086       224,267
                                                                                           0.972       224,757
                                                                                           0.818       224,441
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.248         9,421
                                                                                           1.840         9,957
                                                                                           1.790        10,545
                                                                                           1.784        11,140
                                                                                           1.646        11,949
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.846        78,201
                                                                                           1.378       116,093
                                                                                           1.412       145,471
                                                                                           1.306       161,757
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 1.995            --
                                                                                           1.683        48,362
                                                                                           1.546        48,362
                                                                                           1.566            --
                                                                                           1.417           982
                                                                                           1.100           985
                                                                                           0.975           989
                                                                                           0.981           993
                                                                                           0.876           997
                                                                                           0.712            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 1.648        79,414
                                                                                           1.570        85,115
                                                                                           1.359       124,677
                                                                                           1.482       140,857
                                                                                           1.382       144,568
                                                                                           1.073       242,826
                                                                                           0.963       311,281
                                                                                           0.965       377,001
                                                                                           0.906       438,241
                                                                                           0.834       556,082
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 1.556        16,868
                                                                                           1.419        18,258
                                                                                           1.332        19,820
                                                                                           1.368        76,785
                                                                                           1.291        90,414
                                                                                           1.113       104,902
                                                                                           1.023       113,808
                                                                                           1.024       121,799
                                                                                           0.953       131,336
                                                                                           0.824       134,127

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.042       2.352        69,883
                                                                          2016   1.829       2.042        80,003
                                                                          2015   1.875       1.829       111,884
                                                                          2014   1.734       1.875       202,616
                                                                          2013   1.307       1.734       218,172
                                                                          2012   1.149       1.307        78,061
                                                                          2011   1.166       1.149        93,200
                                                                          2010   1.072       1.166       116,648
                                                                          2009   0.908       1.072       117,483
                                                                          2008   1.308       0.908       119,806
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.530       1.728        44,335
                                                                          2016   1.322       1.530        67,311
                                                                          2015   1.347       1.322       101,289
                                                                          2014   1.382       1.347       105,519
                                                                          2013   1.113       1.382       104,748
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.150       1.561            --
                                                                          2012   0.992       1.150        44,052
                                                                          2011   1.028       0.992        69,300
                                                                          2010   0.901       1.028        95,479
                                                                          2009   0.644       0.901        93,761
                                                                          2008   1.060       0.644       127,177
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.704       2.227        42,143
                                                                          2016   1.715       1.704        47,891
                                                                          2015   1.586       1.715        43,812
                                                                          2014   1.489       1.586        59,901
                                                                          2013   1.185       1.489        58,410
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   1.916       2.295        23,204
                                                                          2016   1.758       1.916        30,794
                                                                          2015   1.754       1.758        31,434
                                                                          2014   1.682       1.754        34,056
                                                                          2013   1.194       1.682        34,920
                                                                          2012   1.053       1.194        89,619
                                                                          2011   1.062       1.053       104,398
                                                                          2010   0.806       1.062       145,734
                                                                          2009   0.595       0.806       145,314
                                                                          2008   0.909       0.595       146,797
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.696       0.889            --
                                                                          2008   1.337       0.696        18,138
 Credit Suisse International Equity Flex III Subaccount (12/09).......... 2012   0.816       0.816            --
                                                                          2011   0.984       0.816            --
                                                                          2010   0.897       0.984        19,541
                                                                          2009   0.895       0.897        19,159
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................... 2008   1.028       0.998            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................... 2014   1.650       1.594            --
                                                                          2013   1.257       1.650       109,601
                                                                          2012   1.112       1.257       122,617
                                                                          2011   1.195       1.112       165,771
                                                                          2010   1.050       1.195       219,346
                                                                          2009   0.849       1.050       240,945
                                                                          2008   1.300       0.849       236,780
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............... 2010   1.233       1.320            --
                                                                          2009   0.854       1.233       106,752
                                                                          2008   1.753       0.854       110,860
 Deutsche Growth & Income Subaccount (Class B) (6/03).................... 2008   1.224       1.147            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................... 2011   1.176       1.319            --
                                                                          2010   1.117       1.176        51,673
                                                                          2009   0.938       1.117        49,990
                                                                          2008   1.254       0.938        58,291
 Deutsche International Subaccount (Class B) (7/03)...................... 2008   1.766       1.687            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)........................... 2008   1.152       1.118            --
 Deutsche Blue Chip Subaccount (Class B) (6/03).......................... 2008   1.355       1.267            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.886       0.891            --
                                                                                2008   1.175       0.886       141,032
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.022       0.984            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.300       1.258            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.297       1.234            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.601       1.582            --
                                                                                2013   1.347       1.601        20,621
                                                                                2012   1.166       1.347        20,624
                                                                                2011   1.397       1.166        20,946
                                                                                2010   1.262       1.397        45,004
                                                                                2009   0.901       1.262        48,109
                                                                                2008   1.768       0.901        51,155
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.146       1.135       203,400
                                                                                2016   1.163       1.146       222,033
                                                                                2015   1.194       1.163       223,531
                                                                                2014   1.163       1.194       223,493
                                                                                2013   1.229       1.163       222,892
                                                                                2012   1.227       1.229       218,430
                                                                                2011   1.171       1.227       222,512
                                                                                2010   1.128       1.171       249,533
                                                                                2009   1.071       1.128       248,013
                                                                                2008   1.048       1.071       247,991
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.825       0.825            --
                                                                                2008   1.289       0.825       517,049
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.162       1.146            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.783       1.717            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.320       1.265            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.331       1.310            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.337       1.256            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.838       0.839            --
                                                                                2008   1.231       0.838     2,036,615
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.030       1.033            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.180       1.027            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2017   2.256       2.430        48,527
                                                                                2016   1.981       2.256        54,203
                                                                                2015   2.072       1.981        95,778
                                                                                2014   2.017       2.072       105,310
                                                                                2013   1.531       2.017       106,944
                                                                                2012   1.381       1.531       122,158
                                                                                2011   1.508       1.381       135,599
                                                                                2010   1.258       1.508       200,254
                                                                                2009   0.995       1.258       230,183
                                                                                2008   1.534       0.995       260,145
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.152       1.150            --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.946       0.976            --
                                                                                2009   0.605       0.946        47,068
                                                                                2008   1.155       0.605        41,652
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.519       1.411            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 2008   1.242       1.216            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)........ 2017   1.749       1.968            --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2016   1.625       1.749    --
                                                                   2015   1.721       1.625    --
                                                                   2014   1.556       1.721    --
                                                                   2013   1.188       1.556    --
                                                                   2012   1.088       1.188    --
                                                                   2011   1.105       1.088    --
                                                                   2010   0.987       1.105    --
                                                                   2009   0.756       0.987    --
                                                                   2008   1.182       0.756    --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........ 2008   1.161       1.102    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.485       2.685       118,509
                                                                                       2016   2.299       2.485        58,880
                                                                                       2015   2.404       2.299        99,545
                                                                                       2014   2.040       2.404       117,406
                                                                                       2013   1.885       2.040       127,357
                                                                                       2012   1.862       1.885       131,979
                                                                                       2011   1.636       1.862       119,718
                                                                                       2010   1.575       1.636       111,843
                                                                                       2009   1.402       1.575       108,394
                                                                                       2008   2.121       1.402       201,199
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.886       3.687       173,424
                                                                                       2016   2.946       2.886       175,916
                                                                                       2015   2.846       2.946       178,191
                                                                                       2014   2.567       2.846       141,734
                                                                                       2013   1.949       2.567       135,346
                                                                                       2012   1.692       1.949       136,730
                                                                                       2011   1.742       1.692       139,582
                                                                                       2010   1.569       1.742       134,784
                                                                                       2009   1.065       1.569        49,502
                                                                                       2008   1.992       1.065        64,501
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.951       2.054       647,774
                                                                                       2016   1.751       1.951       673,893
                                                                                       2015   1.868       1.751       779,692
                                                                                       2014   1.850       1.868       897,694
                                                                                       2013   1.731       1.850     1,119,376
                                                                                       2012   1.520       1.731     1,343,188
                                                                                       2011   1.520       1.520     1,640,574
                                                                                       2010   1.344       1.520     1,528,073
                                                                                       2009   0.938       1.344       336,233
                                                                                       2008   1.261       0.938       293,045
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.160       2.715       101,261
                                                                                       2016   1.977       2.160        40,728
                                                                                       2015   2.343       1.977        41,352
                                                                                       2014   2.557       2.343        53,149
                                                                                       2013   2.748       2.557        53,469
                                                                                       2012   2.361       2.748        58,454
                                                                                       2011   2.962       2.361        60,944
                                                                                       2010   2.444       2.962        83,099
                                                                                       2009   1.478       2.444        80,788
                                                                                       2008   3.391       1.478       152,237
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.423       1.421            --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.220       1.423       379,738
                                                                              2012   1.095       1.220       494,661
                                                                              2011   1.140       1.095       690,524
                                                                              2010   1.027       1.140       584,325
                                                                              2009   0.859       1.027       512,846
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.534       1.524            --
                                                                              2013   1.247       1.534     1,054,666
                                                                              2012   1.103       1.247     1,103,219
                                                                              2011   1.174       1.103     1,132,042
                                                                              2010   1.040       1.174     1,266,478
                                                                              2009   0.849       1.040     2,451,208
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.405       1.407            --
                                                                              2013   1.259       1.405     1,525,557
                                                                              2012   1.146       1.259     1,663,729
                                                                              2011   1.174       1.146     1,677,571
                                                                              2010   1.069       1.174     1,688,257
                                                                              2009   0.908       1.069       725,480
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.737       2.175       341,306
                                                                              2016   1.793       1.737       369,583
                                                                              2015   1.868       1.793       376,133
                                                                              2014   2.054       1.868       376,053
                                                                              2013   1.762       2.054       415,429
                                                                              2012   1.545       1.762       498,479
                                                                              2011   1.771       1.545       540,687
                                                                              2010   1.627       1.771       574,162
                                                                              2009   1.265       1.627       564,512
                                                                              2008   2.180       1.265       655,778
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.018       1.101            --
                                                                              2012   0.990       1.018       336,292
                                                                              2011   1.069       0.990       447,407
                                                                              2010   0.890       1.069       576,675
                                                                              2009   0.666       0.890       666,203
                                                                              2008   1.060       0.666       700,535
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2017   1.893       2.529       325,870
                                                                              2016   1.932       1.893       185,183
                                                                              2015   1.902       1.932       187,406
                                                                              2014   1.906       1.902       203,901
                                                                              2013   1.534       1.906       101,488
                                                                              2012   1.296       1.534        98,263
                                                                              2011   1.447       1.296       118,067
                                                                              2010   1.345       1.447       159,806
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2017   1.517       1.517            --
                                                                              2016   1.485       1.517            --
                                                                              2015   1.542       1.485     1,004,619
                                                                              2014   1.511       1.542     1,163,667
                                                                              2013   1.524       1.511     1,363,441
                                                                              2012   1.400       1.524     1,512,121
                                                                              2011   1.384       1.400     1,675,210
                                                                              2010   1.264       1.384     1,803,608
                                                                              2009   0.975       1.264     1,734,673
                                                                              2008   1.131       0.975       383,859
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.294       1.350            --
                                                                              2012   1.178       1.294        65,570
                                                                              2011   1.339       1.178        93,346
                                                                              2010   1.142       1.339       111,362
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2017   1.501       1.715       263,136
                                                                              2016   1.324       1.501       320,677
                                                                              2015   1.406       1.324       312,374
                                                                              2014   1.270       1.406       376,985
                                                                              2013   0.971       1.270       560,071
                                                                              2012   0.842       0.971       642,796
                                                                              2011   0.898       0.842       696,907
                                                                              2010   0.785       0.898       754,357
                                                                              2009   0.679       0.785       837,753
                                                                              2008   1.027       0.679       892,095
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2017   2.628       3.204        14,417

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.532
                                                                                           2015   2.429
                                                                                           2014   2.204
                                                                                           2013   1.651
                                                                                           2012   1.486
                                                                                           2011   1.546
                                                                                           2010   1.239
                                                                                           2009   0.872
                                                                                           2008   1.414
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.520
                                                                                           2012   1.467
                                                                                           2011   1.623
                                                                                           2010   1.306
                                                                                           2009   0.908
                                                                                           2008   1.671
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2017   1.142
                                                                                           2016   1.136
                                                                                           2015   1.158
                                                                                           2014   1.110
                                                                                           2013   1.147
                                                                                           2012   1.094
                                                                                           2011   1.053
                                                                                           2010   0.997
                                                                                           2009   0.935
                                                                                           2008   0.992
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.513
                                                                                           2016   1.547
                                                                                           2015   1.583
                                                                                           2014   1.620
                                                                                           2013   1.657
                                                                                           2012   1.696
                                                                                           2011   1.736
                                                                                           2010   1.776
                                                                                           2009   1.813
                                                                                           2008   1.814
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.294
                                                                                           2016   1.248
                                                                                           2015   1.291
                                                                                           2014   1.263
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.301
                                                                                           2016   1.243
                                                                                           2015   1.289
                                                                                           2014   1.252
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.290
                                                                                           2016   1.221
                                                                                           2015   1.271
                                                                                           2014   1.227
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.660
                                                                                           2016   1.591
                                                                                           2015   1.592
                                                                                           2014   1.477
                                                                                           2013   1.256
                                                                                           2012   1.147
                                                                                           2011   1.133
                                                                                           2010   1.060
                                                                                           2009   0.927
                                                                                           2008   1.189
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.915
                                                                                           2016   1.830
                                                                                           2015   1.834
                                                                                           2014   1.700
                                                                                           2013   1.304
                                                                                           2012   1.185
                                                                                           2011   1.267
                                                                                           2010   1.161
                                                                                           2009   0.902



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.628        16,238
                                                                                           2.532        19,882
                                                                                           2.429        17,522
                                                                                           2.204         8,017
                                                                                           1.651        21,589
                                                                                           1.486        10,287
                                                                                           1.546        31,512
                                                                                           1.239        23,249
                                                                                           0.872         2,368
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.636            --
                                                                                           1.520       135,463
                                                                                           1.467       151,247
                                                                                           1.623       166,047
                                                                                           1.306       186,841
                                                                                           0.908       283,126
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.159       337,551
                                                                                           1.142       396,325
                                                                                           1.136       408,187
                                                                                           1.158       343,700
                                                                                           1.110       368,503
                                                                                           1.147       749,360
                                                                                           1.094       842,398
                                                                                           1.053       923,427
                                                                                           0.997       888,721
                                                                                           0.935       798,731
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.489       149,650
                                                                                           1.513       765,665
                                                                                           1.547       771,726
                                                                                           1.583       876,719
                                                                                           1.620     1,120,300
                                                                                           1.657     1,188,472
                                                                                           1.696     1,210,301
                                                                                           1.736     1,100,826
                                                                                           1.776     1,153,377
                                                                                           1.813       836,802
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.399       151,342
                                                                                           1.294       164,535
                                                                                           1.248       174,667
                                                                                           1.291       973,787
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.459     1,035,531
                                                                                           1.301     1,109,487
                                                                                           1.243     1,524,589
                                                                                           1.289     2,381,612
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.503       166,755
                                                                                           1.290       184,427
                                                                                           1.221       328,622
                                                                                           1.271     2,135,315
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.863       201,185
                                                                                           1.660       215,065
                                                                                           1.591       235,701
                                                                                           1.592       255,060
                                                                                           1.477       279,621
                                                                                           1.256       339,633
                                                                                           1.147       358,017
                                                                                           1.133       455,176
                                                                                           1.060       445,369
                                                                                           0.927       433,559
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.223       591,029
                                                                                           1.915       662,177
                                                                                           1.830       242,964
                                                                                           1.834       274,074
                                                                                           1.700       313,025
                                                                                           1.304       473,982
                                                                                           1.185       520,806
                                                                                           1.267       564,480
                                                                                           1.161       539,826

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)..................... 2013   1.309       1.437            --
                                                                          2012   1.160       1.309       119,370
                                                                          2011   1.268       1.160       152,558
                                                                          2010   1.135       1.268       165,046
                                                                          2009   0.956       1.135       180,035
                                                                          2008   1.480       0.956       224,254
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2017   2.178       2.659       136,320
                                                                          2016   2.119       2.178        80,932
                                                                          2015   2.113       2.119        87,328
                                                                          2014   1.950       2.113       106,652
                                                                          2013   1.646       1.950       110,159
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.371       1.836       472,156
                                                                          2016   1.405       1.371       515,369
                                                                          2015   1.300       1.405       539,309
                                                                          2014   1.158       1.300       648,795
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.674       1.983       638,328
                                                                          2016   1.538       1.674       709,843
                                                                          2015   1.559       1.538       729,043
                                                                          2014   1.411       1.559       818,892
                                                                          2013   1.096       1.411     1,089,634
                                                                          2012   0.972       1.096     1,090,098
                                                                          2011   0.978       0.972     1,222,586
                                                                          2010   0.874       0.978     1,315,224
                                                                          2009   0.711       0.874     1,424,412
                                                                          2008   1.099       0.711     1,179,703
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.801       1.890       163,161
                                                                          2016   1.561       1.801       188,801
                                                                          2015   1.702       1.561       266,594
                                                                          2014   1.588       1.702       277,314
                                                                          2013   1.233       1.588       305,010
                                                                          2012   1.107       1.233       329,316
                                                                          2011   1.110       1.107       451,116
                                                                          2010   1.043       1.110       534,762
                                                                          2009   0.961       1.043       598,084
                                                                          2008   1.417       0.961       693,545
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.411       1.547       139,689
                                                                          2016   1.326       1.411       148,244
                                                                          2015   1.362       1.326       149,312
                                                                          2014   1.286       1.362       171,884
                                                                          2013   1.109       1.286       194,842
                                                                          2012   1.020       1.109       274,579
                                                                          2011   1.021       1.020       370,833
                                                                          2010   0.952       1.021       417,631
                                                                          2009   0.823       0.952       377,004
                                                                          2008   1.085       0.823       237,057
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.333       2.686       133,544
                                                                          2016   2.091       2.333       138,223
                                                                          2015   2.145       2.091       153,272
                                                                          2014   1.984       2.145       172,184
                                                                          2013   1.497       1.984       181,519
                                                                          2012   1.316       1.497       163,330
                                                                          2011   1.336       1.316       174,013
                                                                          2010   1.229       1.336       208,657
                                                                          2009   1.042       1.229       220,146
                                                                          2008   1.502       1.042       325,879
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.522       1.717       158,435
                                                                          2016   1.315       1.522       180,973
                                                                          2015   1.341       1.315       200,607
                                                                          2014   1.376       1.341       226,464
                                                                          2013   1.109       1.376       254,635
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.147       1.555       403,427
                                                                          2012   0.989       1.147       214,405
                                                                          2011   1.026       0.989       262,441
                                                                          2010   0.899       1.026       307,400
                                                                          2009   0.643       0.899       361,706
                                                                          2008   1.059       0.643       356,675
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.947       2.544        81,079

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.961       1.947       111,657
                                                                                2015   1.814       1.961       118,090
                                                                                2014   1.704       1.814       142,382
                                                                                2013   1.357       1.704       146,241
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 2017   2.468       2.956       177,699
                                                                                2016   2.265       2.468       193,766
                                                                                2015   2.262       2.265       208,698
                                                                                2014   2.171       2.262       242,791
                                                                                2013   1.541       2.171       461,010
                                                                                2012   1.360       1.541       586,329
                                                                                2011   1.372       1.360       688,470
                                                                                2010   1.043       1.372       788,168
                                                                                2009   0.770       1.043       607,650
                                                                                2008   1.176       0.770       629,902
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.874       1.115            --
                                                                                2008   1.679       0.874       148,217
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   1.023       1.023            --
                                                                                2011   1.235       1.023            --
                                                                                2010   1.126       1.235        81,331
                                                                                2009   1.123       1.126        83,236
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.027       0.997            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.818       1.757            --
                                                                                2013   1.387       1.818       297,521
                                                                                2012   1.227       1.387       486,243
                                                                                2011   1.319       1.227       662,016
                                                                                2010   1.160       1.319       541,726
                                                                                2009   0.938       1.160       581,418
                                                                                2008   1.438       0.938       575,939
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.547       1.656            --
                                                                                2009   1.072       1.547       135,437
                                                                                2008   2.201       1.072       191,619
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.363       1.277            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.348       1.512            --
                                                                                2010   1.281       1.348       162,691
                                                                                2009   1.076       1.281       176,328
                                                                                2008   1.440       1.076       182,275
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.079       1.986            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.227       1.190            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.584       1.481            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.884       0.889            --
                                                                                2008   1.173       0.884       663,907
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.028       0.989            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.528       1.477            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.495       1.422            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.865       1.842            --
                                                                                2013   1.569       1.865       100,139
                                                                                2012   1.359       1.569       109,609
                                                                                2011   1.629       1.359       116,151
                                                                                2010   1.472       1.629       137,730
                                                                                2009   1.052       1.472       157,076
                                                                                2008   2.065       1.052       263,464
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.141       1.130        35,654

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2016   1.159       1.141        35,025
                                                                               2015   1.190       1.159        84,020
                                                                               2014   1.160       1.190        84,784
                                                                               2013   1.227       1.160        86,722
                                                                               2012   1.225       1.227       158,472
                                                                               2011   1.170       1.225       120,156
                                                                               2010   1.127       1.170       172,178
                                                                               2009   1.071       1.127       168,863
                                                                               2008   1.048       1.071       200,936
 Deutsche Growth Allocation Subaccount (Class B) (9/04)....................... 2009   0.823       0.823            --
                                                                               2008   1.287       0.823     2,677,907
 Deutsche High Income Subaccount (Class B) (6/03)............................. 2008   1.275       1.258            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   2.149       2.068            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.451       1.390            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.528       1.503            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.503       1.411            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.836       0.837            --
                                                                               2008   1.229       0.836       573,958
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.012       1.014            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.349       1.174            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   2.924       3.147       144,697
                                                                               2016   2.569       2.924        97,544
                                                                               2015   2.688       2.569       107,977
                                                                               2014   2.617       2.688       118,390
                                                                               2013   1.988       2.617       130,473
                                                                               2012   1.795       1.988       167,253
                                                                               2011   1.960       1.795       203,470
                                                                               2010   1.635       1.960       247,921
                                                                               2009   1.294       1.635       246,343
                                                                               2008   1.997       1.294       326,420
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.131       1.129            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   1.085       1.119            --
                                                                               2009   0.694       1.085       131,204
                                                                               2008   1.326       0.694       174,196
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.806       1.677            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.449       1.419            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.935       2.176           471
                                                                               2016   1.799       1.935           472
                                                                               2015   1.906       1.799           473
                                                                               2014   1.724       1.906           474
                                                                               2013   1.316       1.724         1,578
                                                                               2012   1.206       1.316         1,614
                                                                               2011   1.226       1.206         1,618
                                                                               2010   1.095       1.226         1,623
                                                                               2009   0.840       1.095         1,719
                                                                               2008   1.314       0.840         2,118
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.159       1.100            --




                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.309       2.494         9,421
                                                                                       2016   2.138       2.309         9,844
                                                                                       2015   2.236       2.138        10,658
                                                                                       2014   1.899       2.236        11,585
                                                                                       2013   1.755       1.899        13,742
                                                                                       2012   1.735       1.755        13,710
                                                                                       2011   1.525       1.735        13,437
                                                                                       2010   1.469       1.525        17,663
                                                                                       2009   1.308       1.469        19,000
                                                                                       2008   1.980       1.308        24,781
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.597       3.317            --
                                                                                       2016   2.653       2.597            --
                                                                                       2015   2.564       2.653            --
                                                                                       2014   2.314       2.564        28,575
                                                                                       2013   1.758       2.314        31,602
                                                                                       2012   1.527       1.758            --
                                                                                       2011   1.573       1.527            --
                                                                                       2010   1.417       1.573            --
                                                                                       2009   0.963       1.417        24,181
                                                                                       2008   1.801       0.963        17,401
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.762       1.855       202,006
                                                                                       2016   1.583       1.762       214,445
                                                                                       2015   1.689       1.583       293,496
                                                                                       2014   1.674       1.689       317,505
                                                                                       2013   1.567       1.674       377,833
                                                                                       2012   1.377       1.567       407,068
                                                                                       2011   1.377       1.377       439,433
                                                                                       2010   1.218       1.377       466,033
                                                                                       2009   0.850       1.218        43,236
                                                                                       2008   1.144       0.850        26,532
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.555       1.953            --
                                                                                       2016   1.423       1.555            --
                                                                                       2015   1.688       1.423            --
                                                                                       2014   1.843       1.688        12,183
                                                                                       2013   1.982       1.843        11,154
                                                                                       2012   1.704       1.982        20,994
                                                                                       2011   2.138       1.704        21,867
                                                                                       2010   1.765       2.138        44,707
                                                                                       2009   1.068       1.765        40,883
                                                                                       2008   2.451       1.068        15,552
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.417       1.414            --
                                                                                       2013   1.214       1.417            --
                                                                                       2012   1.091       1.214            --
                                                                                       2011   1.137       1.091            --
                                                                                       2010   1.025       1.137            --
                                                                                       2009   0.857       1.025        25,348
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.527       1.516            --
                                                                                       2013   1.242       1.527        17,292
                                                                                       2012   1.099       1.242        19,259
                                                                                       2011   1.170       1.099        21,533
                                                                                       2010   1.037       1.170        23,476
                                                                                       2009   0.847       1.037        23,516
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.398       1.400            --
                                                                                       2013   1.253       1.398        15,301
                                                                                       2012   1.142       1.253        14,811
                                                                                       2011   1.170       1.142        13,882
                                                                                       2010   1.066       1.170        14,784
                                                                                       2009   0.906       1.066        17,050
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.358       1.700        13,893

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2016   1.402       1.358        16,686
                                                                         2015   1.462       1.402        16,531
                                                                         2014   1.608       1.462        28,376
                                                                         2013   1.380       1.608        33,485
                                                                         2012   1.211       1.380        36,399
                                                                         2011   1.389       1.211        85,215
                                                                         2010   1.276       1.389       110,147
                                                                         2009   0.993       1.276       123,124
                                                                         2008   1.712       0.993       144,732
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   1.014       1.097            --
                                                                         2012   0.987       1.014        20,631
                                                                         2011   1.066       0.987        22,778
                                                                         2010   0.888       1.066         1,211
                                                                         2009   0.665       0.888         1,320
                                                                         2008   1.058       0.665         1,150
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2017   1.510       2.017            --
                                                                         2016   1.543       1.510            --
                                                                         2015   1.520       1.543            --
                                                                         2014   1.523       1.520        56,034
                                                                         2013   1.227       1.523        61,988
                                                                         2012   1.037       1.227        18,812
                                                                         2011   1.159       1.037        20,750
                                                                         2010   1.077       1.159        25,310
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2017   1.534       1.534            --
                                                                         2016   1.501       1.534            --
                                                                         2015   1.560       1.501     1,441,591
                                                                         2014   1.529       1.560     1,930,321
                                                                         2013   1.543       1.529     2,570,270
                                                                         2012   1.418       1.543     2,845,058
                                                                         2011   1.403       1.418     2,707,456
                                                                         2010   1.282       1.403     2,766,113
                                                                         2009   0.989       1.282     1,986,678
                                                                         2008   1.148       0.989        67,641
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.120       1.168            --
                                                                         2012   1.020       1.120            --
                                                                         2011   1.160       1.020            --
                                                                         2010   0.990       1.160            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2017   1.493       1.705            --
                                                                         2016   1.318       1.493            --
                                                                         2015   1.400       1.318            --
                                                                         2014   1.265       1.400            --
                                                                         2013   0.968       1.265            --
                                                                         2012   0.840       0.968            --
                                                                         2011   0.896       0.840            --
                                                                         2010   0.784       0.896            --
                                                                         2009   0.678       0.784            --
                                                                         2008   1.026       0.678        16,728
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2017   2.319       2.826            --
                                                                         2016   2.235       2.319            --
                                                                         2015   2.145       2.235            --
                                                                         2014   1.947       2.145        41,377
                                                                         2013   1.460       1.947        45,090
                                                                         2012   1.315       1.460        24,338
                                                                         2011   1.368       1.315        26,109
                                                                         2010   1.097       1.368        70,004
                                                                         2009   0.772       1.097        74,411
                                                                         2008   1.253       0.772         5,858
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.271       1.367            --
                                                                         2012   1.227       1.271            --
                                                                         2011   1.358       1.227            --
                                                                         2010   1.093       1.358         7,915
                                                                         2009   0.760       1.093        20,073
                                                                         2008   1.400       0.760        22,751
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)............... 2017   1.126       1.142            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.121
                                                                                           2015   1.144
                                                                                           2014   1.096
                                                                                           2013   1.134
                                                                                           2012   1.082
                                                                                           2011   1.042
                                                                                           2010   0.987
                                                                                           2009   0.926
                                                                                           2008   0.983
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.229
                                                                                           2016   1.256
                                                                                           2015   1.286
                                                                                           2014   1.317
                                                                                           2013   1.348
                                                                                           2012   1.380
                                                                                           2011   1.413
                                                                                           2010   1.447
                                                                                           2009   1.477
                                                                                           2008   1.479
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.287
                                                                                           2016   1.242
                                                                                           2015   1.285
                                                                                           2014   1.258
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.295
                                                                                           2016   1.237
                                                                                           2015   1.283
                                                                                           2014   1.247
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.283
                                                                                           2016   1.215
                                                                                           2015   1.265
                                                                                           2014   1.222
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.546
                                                                                           2016   1.482
                                                                                           2015   1.484
                                                                                           2014   1.377
                                                                                           2013   1.172
                                                                                           2012   1.071
                                                                                           2011   1.058
                                                                                           2010   0.991
                                                                                           2009   0.867
                                                                                           2008   1.112
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.616
                                                                                           2016   1.546
                                                                                           2015   1.549
                                                                                           2014   1.437
                                                                                           2013   1.103
                                                                                           2012   1.003
                                                                                           2011   1.073
                                                                                           2010   0.983
                                                                                           2009   0.765
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.112
                                                                                           2012   0.986
                                                                                           2011   1.079
                                                                                           2010   0.966
                                                                                           2009   0.814
                                                                                           2008   1.261
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   1.817
                                                                                           2016   1.769
                                                                                           2015   1.765
                                                                                           2014   1.630
                                                                                           2013   1.376
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.364
                                                                                           2016   1.398
                                                                                           2015   1.295
                                                                                           2014   1.153
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.664



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.126             --
                                                                                           1.121             --
                                                                                           1.144             --
                                                                                           1.096             --
                                                                                           1.134         25,079
                                                                                           1.082         28,103
                                                                                           1.042         30,577
                                                                                           0.987          4,031
                                                                                           0.926          4,887
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.208             --
                                                                                           1.229             --
                                                                                           1.256             --
                                                                                           1.286             --
                                                                                           1.317          7,740
                                                                                           1.348        195,217
                                                                                           1.380        311,016
                                                                                           1.413        258,561
                                                                                           1.447         83,371
                                                                                           1.477        308,344
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.391             --
                                                                                           1.287             --
                                                                                           1.242             --
                                                                                           1.285         17,117
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.451     12,814,956
                                                                                           1.295     15,070,974
                                                                                           1.237     17,150,529
                                                                                           1.283     19,274,476
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.494     60,375,779
                                                                                           1.283     62,797,417
                                                                                           1.215     66,326,083
                                                                                           1.265     71,103,443
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.734             --
                                                                                           1.546             --
                                                                                           1.482             --
                                                                                           1.484             --
                                                                                           1.377             --
                                                                                           1.172             --
                                                                                           1.071             --
                                                                                           1.058             --
                                                                                           0.991             --
                                                                                           0.867             --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.876         12,490
                                                                                           1.616         13,932
                                                                                           1.546         14,772
                                                                                           1.549         62,383
                                                                                           1.437         88,380
                                                                                           1.103         82,282
                                                                                           1.003        197,903
                                                                                           1.073        154,077
                                                                                           0.983        224,164
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.221             --
                                                                                           1.112             --
                                                                                           0.986             --
                                                                                           1.079             --
                                                                                           0.966             --
                                                                                           0.814             --
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.217             --
                                                                                           1.817             --
                                                                                           1.769             --
                                                                                           1.765             --
                                                                                           1.630             --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.825             --
                                                                                           1.364             --
                                                                                           1.398             --
                                                                                           1.295         26,098
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 1.971             --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.530       1.664            --
                                                                          2015   1.552       1.530            --
                                                                          2014   1.405       1.552            --
                                                                          2013   1.092       1.405        10,394
                                                                          2012   0.969       1.092        11,168
                                                                          2011   0.976       0.969        12,447
                                                                          2010   0.873       0.976        12,456
                                                                          2009   0.709       0.873        13,259
                                                                          2008   1.098       0.709        13,270
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.550       1.625        14,435
                                                                          2016   1.344       1.550        14,453
                                                                          2015   1.466       1.344        17,251
                                                                          2014   1.368       1.466        18,162
                                                                          2013   1.063       1.368        81,350
                                                                          2012   0.955       1.063        88,727
                                                                          2011   0.958       0.955       166,597
                                                                          2010   0.901       0.958       205,250
                                                                          2009   0.830       0.901       229,191
                                                                          2008   1.225       0.830       186,340
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.404       1.538     1,266,732
                                                                          2016   1.320       1.404     1,423,487
                                                                          2015   1.356       1.320     1,618,019
                                                                          2014   1.281       1.356     1,182,639
                                                                          2013   1.105       1.281       913,192
                                                                          2012   1.017       1.105       923,053
                                                                          2011   1.019       1.017       931,473
                                                                          2010   0.950       1.019     1,256,163
                                                                          2009   0.822       0.950     1,626,999
                                                                          2008   1.084       0.822       737,743
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.016       2.320            --
                                                                          2016   1.807       2.016            --
                                                                          2015   1.855       1.807            --
                                                                          2014   1.717       1.855            --
                                                                          2013   1.296       1.717            --
                                                                          2012   1.140       1.296            --
                                                                          2011   1.158       1.140            --
                                                                          2010   1.065       1.158            --
                                                                          2009   0.904       1.065            --
                                                                          2008   1.303       0.904            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.513       1.707            --
                                                                          2016   1.308       1.513            --
                                                                          2015   1.334       1.308            --
                                                                          2014   1.370       1.334            --
                                                                          2013   1.104       1.370            --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.143       1.549            --
                                                                          2012   0.986       1.143        49,240
                                                                          2011   1.023       0.986       143,122
                                                                          2010   0.897       1.023       140,258
                                                                          2009   0.642       0.897       262,608
                                                                          2008   1.058       0.642       166,329
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.682       2.197            --
                                                                          2016   1.695       1.682            --
                                                                          2015   1.569       1.695            --
                                                                          2014   1.474       1.569        30,038
                                                                          2013   1.174       1.474        49,575
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   1.891       2.264            --
                                                                          2016   1.737       1.891            --
                                                                          2015   1.736       1.737            --
                                                                          2014   1.666       1.736        26,136
                                                                          2013   1.183       1.666        28,914
                                                                          2012   1.045       1.183            --
                                                                          2011   1.055       1.045            --
                                                                          2010   0.802       1.055            --
                                                                          2009   0.592       0.802        64,741
                                                                          2008   0.906       0.592        19,779
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.693       0.884            --
                                                                          2008   1.332       0.693         3,523

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   0.810       0.810            --
                                                                                2011   0.978       0.810            --
                                                                                2010   0.892       0.978            --
                                                                                2009   0.890       0.892         3,401
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.025       0.995            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.634       1.578            --
                                                                                2013   1.246       1.634        20,907
                                                                                2012   1.104       1.246        26,454
                                                                                2011   1.186       1.104        28,592
                                                                                2010   1.044       1.186            --
                                                                                2009   0.845       1.044            --
                                                                                2008   1.295       0.845         6,709
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.226       1.312            --
                                                                                2009   0.850       1.226        15,885
                                                                                2008   1.746       0.850         2,230
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.219       1.142            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.168       1.310            --
                                                                                2010   1.111       1.168        28,462
                                                                                2009   0.934       1.111        27,955
                                                                                2008   1.249       0.934        17,765
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.759       1.680            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.147       1.113            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.350       1.262            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.882       0.887            --
                                                                                2008   1.171       0.882        10,560
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.018       0.980            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.295       1.252            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.292       1.229            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.586       1.566            --
                                                                                2013   1.335       1.586            --
                                                                                2012   1.157       1.335            --
                                                                                2011   1.388       1.157            --
                                                                                2010   1.255       1.388            --
                                                                                2009   0.897       1.255            --
                                                                                2008   1.761       0.897            --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.131       1.119            --
                                                                                2016   1.149       1.131            --
                                                                                2015   1.181       1.149            --
                                                                                2014   1.152       1.181            --
                                                                                2013   1.219       1.152            --
                                                                                2012   1.218       1.219            --
                                                                                2011   1.163       1.218            --
                                                                                2010   1.121       1.163            --
                                                                                2009   1.066       1.121            --
                                                                                2008   1.044       1.066            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.821       0.821            --
                                                                                2008   1.285       0.821       144,032
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.157       1.141            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.777       1.709            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.315       1.260            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.326       1.304            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.332       1.250            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.834       0.835            --
                                                                                2008   1.226       0.834        24,684
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.026       1.028            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.176       1.023           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   2.227       2.396           --
                                                                               2016   1.958       2.227           --
                                                                               2015   2.050       1.958           --
                                                                               2014   1.997       2.050           --
                                                                               2013   1.518       1.997        5,737
                                                                               2012   1.371       1.518        7,132
                                                                               2011   1.498       1.371       53,987
                                                                               2010   1.250       1.498       61,223
                                                                               2009   0.990       1.250       68,856
                                                                               2008   1.528       0.990       90,851
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.147       1.146           --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   0.940       0.970           --
                                                                               2009   0.602       0.940       57,047
                                                                               2008   1.151       0.602           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.513       1.405           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.237       1.211           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.727       1.941           --
                                                                               2016   1.606       1.727           --
                                                                               2015   1.703       1.606           --
                                                                               2014   1.541       1.703           --
                                                                               2013   1.177       1.541           --
                                                                               2012   1.079       1.177           --
                                                                               2011   1.098       1.079           --
                                                                               2010   0.981       1.098           --
                                                                               2009   0.753       0.981           --
                                                                               2008   1.178       0.753           --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.158       1.099           --





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2017   2.323       2.508            --
                                                                      2016   2.151       2.323           658
                                                                      2015   2.252       2.151           650
                                                                      2014   1.913       2.252           628
                                                                      2013   1.769       1.913           696
                                                                      2012   1.749       1.769           609
                                                                      2011   1.539       1.749           595
                                                                      2010   1.483       1.539         4,525
                                                                      2009   1.321       1.483         4,568
                                                                      2008   2.001       1.321         4,322
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2017   2.541       3.243            --
                                                                      2016   2.597       2.541            --
                                                                      2015   2.511       2.597            --
                                                                      2014   2.268       2.511            --
                                                                      2013   1.723       2.268            --
                                                                      2012   1.497       1.723            --
                                                                      2011   1.543       1.497            --
                                                                      2010   1.391       1.543            --
                                                                      2009   0.946       1.391            --
                                                                      2008   1.770       0.946            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08).............. 2017   1.779       1.871       261,119

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.598       1.779       409,592
                                                                                       2015   1.706       1.598       441,178
                                                                                       2014   1.692       1.706       594,895
                                                                                       2013   1.585       1.692       675,789
                                                                                       2012   1.393       1.585       600,939
                                                                                       2011   1.394       1.393       663,705
                                                                                       2010   1.234       1.394       615,186
                                                                                       2009   0.862       1.234        20,339
                                                                                       2008   1.160       0.862        44,950
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.708       2.145            --
                                                                                       2016   1.564       1.708           991
                                                                                       2015   1.856       1.564         1,032
                                                                                       2014   2.027       1.856           860
                                                                                       2013   2.181       2.027           776
                                                                                       2012   1.876       2.181           669
                                                                                       2011   2.356       1.876           644
                                                                                       2010   1.946       2.356         3,834
                                                                                       2009   1.178       1.946         4,152
                                                                                       2008   2.705       1.178        78,317
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.410       1.408            --
                                                                                       2013   1.209       1.410        88,711
                                                                                       2012   1.087       1.209        91,350
                                                                                       2011   1.133       1.087        85,597
                                                                                       2010   1.022       1.133        88,632
                                                                                       2009   0.855       1.022        91,938
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.520       1.509            --
                                                                                       2013   1.236       1.520        80,925
                                                                                       2012   1.095       1.236        83,592
                                                                                       2011   1.166       1.095        86,596
                                                                                       2010   1.034       1.166        89,663
                                                                                       2009   0.845       1.034        93,005
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.392       1.394            --
                                                                                       2013   1.248       1.392        43,664
                                                                                       2012   1.138       1.248        46,328
                                                                                       2011   1.167       1.138        49,327
                                                                                       2010   1.063       1.167        52,388
                                                                                       2009   0.904       1.063        55,722
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.361       1.702        79,322
                                                                                       2016   1.406       1.361        88,591
                                                                                       2015   1.466       1.406        95,636
                                                                                       2014   1.614       1.466       117,137
                                                                                       2013   1.386       1.614       124,428
                                                                                       2012   1.217       1.386       189,920
                                                                                       2011   1.396       1.217       207,976
                                                                                       2010   1.283       1.396       214,340
                                                                                       2009   0.999       1.283       214,349
                                                                                       2008   1.723       0.999       358,020
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.011       1.092            --
                                                                                       2012   0.983       1.011       183,981
                                                                                       2011   1.063       0.983       179,180
                                                                                       2010   0.886       1.063       188,939
                                                                                       2009   0.664       0.886       189,232
                                                                                       2008   1.057       0.664       181,467
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10).......................... 2017   1.595       2.129        11,239
                                                                                       2016   1.630       1.595        13,529
                                                                                       2015   1.606       1.630        13,394
                                                                                       2014   1.610       1.606        13,446
                                                                                       2013   1.298       1.610        13,385
                                                                                       2012   1.097       1.298        13,525
                                                                                       2011   1.227       1.097        22,934
                                                                                       2010   1.141       1.227        35,483
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)........................... 2017   1.586       1.586            --

                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.553       1.586            --
                                                                           2015   1.614       1.553       124,173
                                                                           2014   1.583       1.614       252,577
                                                                           2013   1.599       1.583       651,521
                                                                           2012   1.470       1.599       614,621
                                                                           2011   1.455       1.470       650,282
                                                                           2010   1.330       1.455       339,841
                                                                           2009   1.026       1.330       343,294
                                                                           2008   1.192       1.026        90,408
 BHFTI RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.106       1.154            --
                                                                           2012   1.008       1.106         6,200
                                                                           2011   1.147       1.008        21,528
                                                                           2010   0.979       1.147        21,544
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   1.485       1.695       126,335
                                                                           2016   1.312       1.485       127,733
                                                                           2015   1.393       1.312       144,478
                                                                           2014   1.260       1.393       207,547
                                                                           2013   0.965       1.260       292,991
                                                                           2012   0.838       0.965       318,100
                                                                           2011   0.894       0.838       327,353
                                                                           2010   0.782       0.894       354,038
                                                                           2009   0.677       0.782       394,536
                                                                           2008   1.025       0.677       427,297
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)........... 2017   2.349       2.860            --
                                                                           2016   2.265       2.349            --
                                                                           2015   2.175       2.265            --
                                                                           2014   1.975       2.175            --
                                                                           2013   1.481       1.975            --
                                                                           2012   1.335       1.481            --
                                                                           2011   1.390       1.335            --
                                                                           2010   1.115       1.390            --
                                                                           2009   0.785       1.115            --
                                                                           2008   1.275       0.785            --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.274       1.370            --
                                                                           2012   1.231       1.274        99,903
                                                                           2011   1.363       1.231        99,756
                                                                           2010   1.098       1.363       109,795
                                                                           2009   0.764       1.098       110,190
                                                                           2008   1.407       0.764       111,223
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................. 2017   1.171       1.187        11,989
                                                                           2016   1.166       1.171        13,476
                                                                           2015   1.190       1.166        17,093
                                                                           2014   1.142       1.190        17,053
                                                                           2013   1.181       1.142       237,034
                                                                           2012   1.128       1.181       259,625
                                                                           2011   1.087       1.128       259,583
                                                                           2010   1.030       1.087       266,275
                                                                           2009   0.966       1.030       266,309
                                                                           2008   1.027       0.966        22,443
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....... 2017   1.291       1.268         6,575
                                                                           2016   1.320       1.291        47,336
                                                                           2015   1.352       1.320        47,336
                                                                           2014   1.385       1.352        47,336
                                                                           2013   1.419       1.385        47,336
                                                                           2012   1.454       1.419        47,336
                                                                           2011   1.489       1.454        47,336
                                                                           2010   1.525       1.489         8,044
                                                                           2009   1.558       1.525       103,470
                                                                           2008   1.561       1.558       148,627
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....... 2017   1.280       1.383        49,779
                                                                           2016   1.236       1.280        52,750
                                                                           2015   1.280       1.236        56,004
                                                                           2014   1.253       1.280        59,206
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2017   1.288       1.442       833,642
                                                                           2016   1.231       1.288     1,334,869
                                                                           2015   1.278       1.231     1,781,155
                                                                           2014   1.242       1.278     1,872,295

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.277
                                                                                           2016   1.209
                                                                                           2015   1.260
                                                                                           2014   1.218
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.547
                                                                                           2016   1.485
                                                                                           2015   1.487
                                                                                           2014   1.381
                                                                                           2013   1.176
                                                                                           2012   1.075
                                                                                           2011   1.062
                                                                                           2010   0.996
                                                                                           2009   0.872
                                                                                           2008   1.118
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.609
                                                                                           2016   1.539
                                                                                           2015   1.544
                                                                                           2014   1.433
                                                                                           2013   1.100
                                                                                           2012   1.001
                                                                                           2011   1.071
                                                                                           2010   0.982
                                                                                           2009   0.764
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.090
                                                                                           2012   0.967
                                                                                           2011   1.058
                                                                                           2010   0.948
                                                                                           2009   0.799
                                                                                           2008   1.238
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   1.818
                                                                                           2016   1.771
                                                                                           2015   1.768
                                                                                           2014   1.633
                                                                                           2013   1.379
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.356
                                                                                           2016   1.391
                                                                                           2015   1.289
                                                                                           2014   1.149
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.655
                                                                                           2016   1.522
                                                                                           2015   1.545
                                                                                           2014   1.399
                                                                                           2013   1.088
                                                                                           2012   0.966
                                                                                           2011   0.973
                                                                                           2010   0.871
                                                                                           2009   0.708
                                                                                           2008   1.096
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2017   1.550
                                                                                           2016   1.344
                                                                                           2015   1.468
                                                                                           2014   1.370
                                                                                           2013   1.065
                                                                                           2012   0.958
                                                                                           2011   0.961
                                                                                           2010   0.904
                                                                                           2009   0.834
                                                                                           2008   1.230
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 2017   1.396
                                                                                           2016   1.313
                                                                                           2015   1.351
                                                                                           2014   1.277
                                                                                           2013   1.102
                                                                                           2012   1.014
                                                                                           2011   1.016
                                                                                           2010   0.948
                                                                                           2009   0.821
                                                                                           2008   1.083



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.485     2,368,916
                                                                                           1.277     2,732,726
                                                                                           1.209     3,372,235
                                                                                           1.260     3,869,212
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.735         8,826
                                                                                           1.547        10,798
                                                                                           1.485        10,798
                                                                                           1.487        10,798
                                                                                           1.381        10,798
                                                                                           1.176        10,798
                                                                                           1.075        10,798
                                                                                           1.062        10,798
                                                                                           0.996        10,798
                                                                                           0.872        23,740
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.866       312,562
                                                                                           1.609       410,948
                                                                                           1.539         1,163
                                                                                           1.544         1,185
                                                                                           1.433         1,224
                                                                                           1.100         1,269
                                                                                           1.001         1,301
                                                                                           1.071         8,612
                                                                                           0.982         8,341
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.196            --
                                                                                           1.090        12,948
                                                                                           0.967        13,061
                                                                                           1.058        29,557
                                                                                           0.948        28,431
                                                                                           0.799        40,075
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.218            --
                                                                                           1.818         1,611
                                                                                           1.771         1,557
                                                                                           1.768         1,725
                                                                                           1.633        91,233
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.814       284,453
                                                                                           1.356       343,515
                                                                                           1.391       347,917
                                                                                           1.289       337,077
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 1.959         7,273
                                                                                           1.655         7,273
                                                                                           1.522         7,273
                                                                                           1.545         7,273
                                                                                           1.399        13,694
                                                                                           1.088        13,584
                                                                                           0.966        14,052
                                                                                           0.973        14,062
                                                                                           0.871        26,019
                                                                                           0.708            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 1.624        24,216
                                                                                           1.550        32,833
                                                                                           1.344        32,895
                                                                                           1.468        32,832
                                                                                           1.370        32,907
                                                                                           1.065        32,969
                                                                                           0.958        33,161
                                                                                           0.961        54,493
                                                                                           0.904        52,864
                                                                                           0.834        85,871
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 1.529        91,973
                                                                                           1.396       203,706
                                                                                           1.313       217,465
                                                                                           1.351       213,548
                                                                                           1.277       242,408
                                                                                           1.102       247,308
                                                                                           1.014       250,681
                                                                                           1.016       199,582
                                                                                           0.948       185,689
                                                                                           0.821       112,301

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   1.984       2.281         6,855
                                                                          2016   1.779       1.984        10,486
                                                                          2015   1.827       1.779        10,567
                                                                          2014   1.692       1.827        10,609
                                                                          2013   1.278       1.692        19,770
                                                                          2012   1.125       1.278         9,094
                                                                          2011   1.143       1.125         9,099
                                                                          2010   1.052       1.143         9,105
                                                                          2009   0.893       1.052         9,111
                                                                          2008   1.288       0.893         9,501
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.504       1.696       146,458
                                                                          2016   1.301       1.504       153,018
                                                                          2015   1.328       1.301       162,178
                                                                          2014   1.364       1.328       148,330
                                                                          2013   1.100       1.364       164,060
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.139       1.543        16,450
                                                                          2012   0.983       1.139         9,860
                                                                          2011   1.021       0.983        10,769
                                                                          2010   0.896       1.021        10,841
                                                                          2009   0.641       0.896        11,377
                                                                          2008   1.057       0.641        20,525
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.658       2.164         6,189
                                                                          2016   1.671       1.658         6,189
                                                                          2015   1.547       1.671         6,192
                                                                          2014   1.455       1.547         6,194
                                                                          2013   1.159       1.455         6,197
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.154       2.577        21,582
                                                                          2016   1.979       2.154        22,815
                                                                          2015   1.978       1.979        31,078
                                                                          2014   1.900       1.978        38,130
                                                                          2013   1.350       1.900        47,224
                                                                          2012   1.193       1.350        52,762
                                                                          2011   1.205       1.193        87,783
                                                                          2010   0.916       1.205       111,681
                                                                          2009   0.677       0.916        88,307
                                                                          2008   1.036       0.677       101,167
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.685       0.874            --
                                                                          2008   1.318       0.685            --
 Credit Suisse International Equity Flex III Subaccount (12/09).......... 2012   0.800       0.800            --
                                                                          2011   0.966       0.800            --
                                                                          2010   0.882       0.966            --
                                                                          2009   0.880       0.882            --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................... 2008   1.024       0.994            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................... 2014   1.600       1.545            --
                                                                          2013   1.221       1.600        25,078
                                                                          2012   1.082       1.221        93,571
                                                                          2011   1.163       1.082       104,132
                                                                          2010   1.024       1.163        31,933
                                                                          2009   0.830       1.024        32,076
                                                                          2008   1.272       0.830        31,688
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............... 2010   1.208       1.292            --
                                                                          2009   0.838       1.208        31,300
                                                                          2008   1.722       0.838       113,958
 Deutsche Growth & Income Subaccount (Class B) (6/03).................... 2008   1.199       1.123            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................... 2011   1.171       1.313            --
                                                                          2010   1.114       1.171        80,710
                                                                          2009   0.937       1.114        80,614
                                                                          2008   1.254       0.937        96,214
 Deutsche International Subaccount (Class B) (7/03)...................... 2008   1.780       1.700            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)........................... 2008   1.154       1.119            --
 Deutsche Blue Chip Subaccount (Class B) (6/03).......................... 2008   1.326       1.238            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.880       0.885            --
                                                                                2008   1.169       0.880        58,601
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.064       1.023            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.295       1.252            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.298       1.234            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.626       1.605            --
                                                                                2013   1.369       1.626            --
                                                                                2012   1.187       1.369            --
                                                                                2011   1.425       1.187            --
                                                                                2010   1.289       1.425            --
                                                                                2009   0.922       1.289            --
                                                                                2008   1.811       0.922            --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.161       1.148        10,829
                                                                                2016   1.180       1.161        10,863
                                                                                2015   1.213       1.180         3,571
                                                                                2014   1.184       1.213         3,575
                                                                                2013   1.253       1.184         3,557
                                                                                2012   1.253       1.253         3,481
                                                                                2011   1.197       1.253         3,348
                                                                                2010   1.154       1.197         3,391
                                                                                2009   1.098       1.154         3,320
                                                                                2008   1.076       1.098         3,066
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.820       0.819            --
                                                                                2008   1.283       0.820        95,896
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.173       1.157            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.797       1.728            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.307       1.252            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.311       1.289            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.355       1.272            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.832       0.834            --
                                                                                2008   1.224       0.832        95,791
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.030       1.032            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.188       1.034            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2017   2.250       2.419         7,570
                                                                                2016   1.979       2.250        10,135
                                                                                2015   2.073       1.979        10,119
                                                                                2014   2.020       2.073        10,137
                                                                                2013   1.536       2.020        85,605
                                                                                2012   1.388       1.536        93,463
                                                                                2011   1.518       1.388        93,486
                                                                                2010   1.267       1.518        98,744
                                                                                2009   1.004       1.267        98,952
                                                                                2008   1.551       1.004       110,117
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.192       1.190            --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.930       0.960            --
                                                                                2009   0.596       0.930        21,562
                                                                                2008   1.139       0.596        21,987
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.521       1.413            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)....................... 2008   1.248       1.221            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)........ 2017   1.690       1.898            --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2016   1.572       1.690    --
                                                                   2015   1.668       1.572    --
                                                                   2014   1.510       1.668    --
                                                                   2013   1.154       1.510    --
                                                                   2012   1.059       1.154    --
                                                                   2011   1.077       1.059    --
                                                                   2010   0.963       1.077    --
                                                                   2009   0.739       0.963    --
                                                                   2008   1.158       0.739    --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........ 2008   1.157       1.097    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.280       2.460        23,950
                                                                                       2016   2.112       2.280        24,705
                                                                                       2015   2.212       2.112        25,782
                                                                                       2014   1.880       2.212        27,833
                                                                                       2013   1.740       1.880        29,212
                                                                                       2012   1.721       1.740        46,995
                                                                                       2011   1.515       1.721        45,949
                                                                                       2010   1.460       1.515        47,358
                                                                                       2009   1.302       1.460        48,463
                                                                                       2008   1.973       1.302        50,729
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.564       3.271         9,068
                                                                                       2016   2.622       2.564        10,172
                                                                                       2015   2.537       2.622        10,290
                                                                                       2014   2.292       2.537        22,151
                                                                                       2013   1.742       2.292        40,112
                                                                                       2012   1.515       1.742        43,526
                                                                                       2011   1.562       1.515        56,703
                                                                                       2010   1.409       1.562        53,911
                                                                                       2009   0.958       1.409        64,099
                                                                                       2008   1.794       0.958        71,777
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.740       1.830        42,407
                                                                                       2016   1.564       1.740        43,222
                                                                                       2015   1.671       1.564        51,033
                                                                                       2014   1.658       1.671        67,652
                                                                                       2013   1.554       1.658        93,734
                                                                                       2012   1.366       1.554       178,587
                                                                                       2011   1.368       1.366       185,633
                                                                                       2010   1.211       1.368       224,167
                                                                                       2009   0.846       1.211       286,130
                                                                                       2008   1.139       0.846       336,706
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.535       1.926        35,129
                                                                                       2016   1.407       1.535        37,918
                                                                                       2015   1.670       1.407        42,525
                                                                                       2014   1.825       1.670        48,673
                                                                                       2013   1.964       1.825        74,403
                                                                                       2012   1.690       1.964        80,020
                                                                                       2011   2.123       1.690        94,192
                                                                                       2010   1.755       2.123       104,364
                                                                                       2009   1.063       1.755       148,577
                                                                                       2008   2.442       1.063       176,947
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.403       1.401            --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.204       1.403       201,648
                                                                              2012   1.083       1.204       138,278
                                                                              2011   1.129       1.083       138,970
                                                                              2010   1.019       1.129       138,391
                                                                              2009   0.852       1.019       183,790
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.513       1.502            --
                                                                              2013   1.231       1.513       897,096
                                                                              2012   1.090       1.231       898,449
                                                                              2011   1.163       1.090     1,028,152
                                                                              2010   1.032       1.163     1,024,213
                                                                              2009   0.843       1.032     1,023,415
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.385       1.387            --
                                                                              2013   1.243       1.385       210,274
                                                                              2012   1.133       1.243       234,552
                                                                              2011   1.163       1.133       234,737
                                                                              2010   1.060       1.163       226,222
                                                                              2009   0.901       1.060       226,682
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.340       1.676         4,570
                                                                              2016   1.386       1.340         4,823
                                                                              2015   1.446       1.386         5,055
                                                                              2014   1.592       1.446         5,755
                                                                              2013   1.368       1.592        11,335
                                                                              2012   1.202       1.368        13,220
                                                                              2011   1.379       1.202        40,203
                                                                              2010   1.269       1.379        77,061
                                                                              2009   0.988       1.269        78,843
                                                                              2008   1.705       0.988        91,225
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.007       1.088            --
                                                                              2012   0.980       1.007       169,834
                                                                              2011   1.060       0.980       205,763
                                                                              2010   0.884       1.060       247,921
                                                                              2009   0.663       0.884       339,786
                                                                              2008   1.055       0.663       382,217
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2017   2.256       3.010        65,246
                                                                              2016   2.307       2.256        71,922
                                                                              2015   2.274       2.307        74,824
                                                                              2014   2.282       2.274        83,782
                                                                              2013   1.840       2.282        53,262
                                                                              2012   1.556       1.840        74,148
                                                                              2011   1.741       1.556        64,597
                                                                              2010   1.620       1.741        78,317
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2017   1.515       1.515            --
                                                                              2016   1.484       1.515            --
                                                                              2015   1.543       1.484        79,857
                                                                              2014   1.514       1.543        87,292
                                                                              2013   1.530       1.514        96,391
                                                                              2012   1.407       1.530       145,905
                                                                              2011   1.394       1.407       161,588
                                                                              2010   1.275       1.394       153,894
                                                                              2009   0.984       1.275       155,862
                                                                              2008   1.143       0.984       154,121
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.111       1.158            --
                                                                              2012   1.012       1.111        56,598
                                                                              2011   1.152       1.012        63,120
                                                                              2010   0.984       1.152        55,824
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2017   2.289       2.787           489
                                                                              2016   2.209       2.289           556
                                                                              2015   2.122       2.209           800
                                                                              2014   1.928       2.122           898
                                                                              2013   1.447       1.928           990
                                                                              2012   1.304       1.447         5,658
                                                                              2011   1.359       1.304        15,945
                                                                              2010   1.091       1.359        16,826
                                                                              2009   0.769       1.091        27,166
                                                                              2008   1.248       0.769        37,545
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.259       1.355            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.218
                                                                                           2011   1.348
                                                                                           2010   1.087
                                                                                           2009   0.757
                                                                                           2008   1.394
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2017   1.112
                                                                                           2016   1.108
                                                                                           2015   1.131
                                                                                           2014   1.085
                                                                                           2013   1.124
                                                                                           2012   1.074
                                                                                           2011   1.035
                                                                                           2010   0.981
                                                                                           2009   0.921
                                                                                           2008   0.979
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.213
                                                                                           2016   1.242
                                                                                           2015   1.272
                                                                                           2014   1.304
                                                                                           2013   1.336
                                                                                           2012   1.370
                                                                                           2011   1.404
                                                                                           2010   1.438
                                                                                           2009   1.470
                                                                                           2008   1.473
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.273
                                                                                           2016   1.230
                                                                                           2015   1.274
                                                                                           2014   1.248
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.281
                                                                                           2016   1.225
                                                                                           2015   1.272
                                                                                           2014   1.237
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.270
                                                                                           2016   1.203
                                                                                           2015   1.254
                                                                                           2014   1.213
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.526
                                                                                           2016   1.465
                                                                                           2015   1.468
                                                                                           2014   1.364
                                                                                           2013   1.162
                                                                                           2012   1.062
                                                                                           2011   1.051
                                                                                           2010   0.985
                                                                                           2009   0.863
                                                                                           2008   1.107
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.596
                                                                                           2016   1.528
                                                                                           2015   1.533
                                                                                           2014   1.423
                                                                                           2013   1.094
                                                                                           2012   0.995
                                                                                           2011   1.066
                                                                                           2010   0.978
                                                                                           2009   0.761
                                                                                           2008   1.242
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.103
                                                                                           2012   0.979
                                                                                           2011   1.071
                                                                                           2010   0.961
                                                                                           2009   0.811
                                                                                           2008   1.256
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   1.794



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.259        31,127
                                                                                           1.218        43,902
                                                                                           1.348        44,003
                                                                                           1.087        56,043
                                                                                           0.757        64,652
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.127        92,181
                                                                                           1.112        94,213
                                                                                           1.108       126,471
                                                                                           1.131       158,691
                                                                                           1.085       229,984
                                                                                           1.124       265,117
                                                                                           1.074       249,140
                                                                                           1.035       301,673
                                                                                           0.981       320,258
                                                                                           0.921       271,723
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.191        22,442
                                                                                           1.213        21,712
                                                                                           1.242        27,709
                                                                                           1.272        28,815
                                                                                           1.304        30,462
                                                                                           1.336       123,151
                                                                                           1.370       198,748
                                                                                           1.404       179,756
                                                                                           1.438       284,059
                                                                                           1.470       397,481
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.375        61,457
                                                                                           1.273        60,237
                                                                                           1.230        60,501
                                                                                           1.274        61,630
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.434        23,329
                                                                                           1.281        89,543
                                                                                           1.225        89,916
                                                                                           1.272        90,605
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.477       969,913
                                                                                           1.270       971,241
                                                                                           1.203       971,756
                                                                                           1.254       971,524
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.710       211,322
                                                                                           1.526       226,134
                                                                                           1.465       248,480
                                                                                           1.468       267,380
                                                                                           1.364       314,748
                                                                                           1.162       354,903
                                                                                           1.062       376,439
                                                                                           1.051       410,438
                                                                                           0.985       443,131
                                                                                           0.863       468,150
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.850        69,971
                                                                                           1.596        71,782
                                                                                           1.528        62,568
                                                                                           1.533        65,343
                                                                                           1.423        89,239
                                                                                           1.094       153,620
                                                                                           0.995       166,766
                                                                                           1.066       202,971
                                                                                           0.978       266,159
                                                                                           0.761       276,606
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.210            --
                                                                                           1.103       295,072
                                                                                           0.979       356,678
                                                                                           1.071       398,428
                                                                                           0.961       416,528
                                                                                           0.811       469,442
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.187        24,938

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.748       1.794        26,752
                                                                          2015   1.746       1.748        26,406
                                                                          2014   1.614       1.746        28,052
                                                                          2013   1.363       1.614        28,525
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.349       1.804       118,352
                                                                          2016   1.385       1.349       129,525
                                                                          2015   1.284       1.385       156,516
                                                                          2014   1.144       1.284       201,057
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.646       1.947        17,180
                                                                          2016   1.514       1.646        19,116
                                                                          2015   1.538       1.514        39,413
                                                                          2014   1.393       1.538        48,165
                                                                          2013   1.084       1.393        50,989
                                                                          2012   0.963       1.084        54,064
                                                                          2011   0.971       0.963        58,408
                                                                          2010   0.869       0.971        71,127
                                                                          2009   0.707       0.869        71,482
                                                                          2008   1.095       0.707        67,252
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.530       1.603       203,887
                                                                          2016   1.328       1.530       210,965
                                                                          2015   1.450       1.328       241,622
                                                                          2014   1.355       1.450       284,624
                                                                          2013   1.054       1.355       324,305
                                                                          2012   0.948       1.054       519,870
                                                                          2011   0.952       0.948       597,566
                                                                          2010   0.895       0.952       684,639
                                                                          2009   0.826       0.895       789,578
                                                                          2008   1.220       0.826       788,285
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.389       1.520         8,877
                                                                          2016   1.307       1.389         9,844
                                                                          2015   1.345       1.307        12,772
                                                                          2014   1.272       1.345        13,942
                                                                          2013   1.098       1.272        20,595
                                                                          2012   1.011       1.098        38,884
                                                                          2011   1.014       1.011        48,191
                                                                          2010   0.946       1.014        79,834
                                                                          2009   0.820       0.946       114,376
                                                                          2008   1.082       0.820       147,981
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   1.990       2.288       158,831
                                                                          2016   1.786       1.990       167,416
                                                                          2015   1.835       1.786       211,429
                                                                          2014   1.700       1.835       218,667
                                                                          2013   1.285       1.700       244,987
                                                                          2012   1.131       1.285       101,383
                                                                          2011   1.150       1.131       116,055
                                                                          2010   1.059       1.150       124,120
                                                                          2009   0.900       1.059       177,018
                                                                          2008   1.298       0.900       164,276
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.495       1.685        70,372
                                                                          2016   1.294       1.495        72,937
                                                                          2015   1.321       1.294        82,084
                                                                          2014   1.358       1.321        98,643
                                                                          2013   1.095       1.358       114,695
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.135       1.537            --
                                                                          2012   0.980       1.135       100,874
                                                                          2011   1.018       0.980        68,698
                                                                          2010   0.894       1.018        93,176
                                                                          2009   0.640       0.894       101,352
                                                                          2008   1.056       0.640        69,996
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.661       2.167        30,118
                                                                          2016   1.675       1.661        34,477
                                                                          2015   1.552       1.675        39,000
                                                                          2014   1.460       1.552        60,965
                                                                          2013   1.164       1.460        95,368
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   1.867       2.233        50,484

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.717       1.867        54,431
                                                                                2015   1.717       1.717        65,184
                                                                                2014   1.650       1.717        70,096
                                                                                2013   1.173       1.650        92,161
                                                                                2012   1.037       1.173       115,990
                                                                                2011   1.048       1.037       154,009
                                                                                2010   0.797       1.048       199,658
                                                                                2009   0.589       0.797       217,982
                                                                                2008   0.902       0.589       191,969
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.689       0.879            --
                                                                                2008   1.327       0.689        16,188
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   0.804       0.804            --
                                                                                2011   0.971       0.804            --
                                                                                2010   0.887       0.971        40,642
                                                                                2009   0.885       0.887        40,412
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.023       0.992            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.618       1.562            --
                                                                                2013   1.235       1.618       170,806
                                                                                2012   1.095       1.235       258,634
                                                                                2011   1.178       1.095       321,823
                                                                                2010   1.038       1.178       244,149
                                                                                2009   0.841       1.038       278,498
                                                                                2008   1.291       0.841       305,509
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.219       1.304            --
                                                                                2009   0.846       1.219       152,341
                                                                                2008   1.740       0.846       150,388
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.214       1.137            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.160       1.301            --
                                                                                2010   1.104       1.160       116,027
                                                                                2009   0.929       1.104       115,332
                                                                                2008   1.245       0.929       146,574
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.752       1.673            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.143       1.109            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.345       1.256            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.878       0.883            --
                                                                                2008   1.167       0.878       226,791
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.015       0.976            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.290       1.247            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.287       1.224            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.570       1.550            --
                                                                                2013   1.323       1.570        85,125
                                                                                2012   1.148       1.323       116,697
                                                                                2011   1.378       1.148       138,830
                                                                                2010   1.247       1.378       142,768
                                                                                2009   0.892       1.247       188,562
                                                                                2008   1.755       0.892       221,353
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.117       1.104        94,110
                                                                                2016   1.136       1.117        88,978
                                                                                2015   1.168       1.136        84,014
                                                                                2014   1.141       1.168        86,749
                                                                                2013   1.208       1.141        89,334
                                                                                2012   1.208       1.208        98,329
                                                                                2011   1.155       1.208        82,228
                                                                                2010   1.115       1.155       148,779
                                                                                2009   1.061       1.115       201,343
                                                                                2008   1.040       1.061       272,847
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.818       0.817            --
                                                                                2008   1.281       0.818       998,219

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Deutsche High Income Subaccount (Class B) (6/03)............................. 2008   1.153       1.137            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   1.770       1.702            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.310       1.255            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.321       1.299            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.327       1.245            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.831       0.832            --
                                                                               2008   1.222       0.831       184,410
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.022       1.024            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.171       1.019            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   2.199       2.363        49,974
                                                                               2016   1.935       2.199        50,993
                                                                               2015   2.028       1.935        55,650
                                                                               2014   1.977       2.028        69,134
                                                                               2013   1.504       1.977        87,504
                                                                               2012   1.360       1.504       184,440
                                                                               2011   1.488       1.360       220,659
                                                                               2010   1.243       1.488       253,250
                                                                               2009   0.985       1.243       327,477
                                                                               2008   1.523       0.985       353,053
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.143       1.141            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   0.935       0.965            --
                                                                               2009   0.599       0.935        57,210
                                                                               2008   1.146       0.599        97,090
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.508       1.400            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.232       1.206            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.705       1.914            --
                                                                               2016   1.587       1.705            --
                                                                               2015   1.684       1.587            --
                                                                               2014   1.526       1.684            --
                                                                               2013   1.167       1.526            --
                                                                               2012   1.071       1.167            --
                                                                               2011   1.090       1.071            --
                                                                               2010   0.975       1.090            --
                                                                               2009   0.749       0.975            --
                                                                               2008   1.173       0.749            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.155       1.096            --





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2017   2.418       2.608           --
                                                                      2016   2.242       2.418           --
                                                                      2015   2.349       2.242           --
                                                                      2014   1.997       2.349           --
                                                                      2013   1.849       1.997           --
                                                                      2012   1.830       1.849           --
                                                                      2011   1.611       1.830           --
                                                                      2010   1.554       1.611           --
                                                                      2009   1.387       1.554           --
                                                                      2008   2.102       1.387           --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2017   2.808       3.581        1,927

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   2.873       2.808         7,304
                                                                                       2015   2.781       2.873         7,438
                                                                                       2014   2.514       2.781         7,579
                                                                                       2013   1.912       2.514         7,712
                                                                                       2012   1.663       1.912         7,832
                                                                                       2011   1.716       1.663         7,971
                                                                                       2010   1.548       1.716         8,121
                                                                                       2009   1.054       1.548         8,261
                                                                                       2008   1.974       1.054         8,386
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.898       1.995       240,094
                                                                                       2016   1.708       1.898       349,671
                                                                                       2015   1.825       1.708       603,262
                                                                                       2014   1.811       1.825       643,338
                                                                                       2013   1.699       1.811       716,523
                                                                                       2012   1.495       1.699       741,214
                                                                                       2011   1.497       1.495     1,308,085
                                                                                       2010   1.326       1.497     1,324,886
                                                                                       2009   0.927       1.326        68,890
                                                                                       2008   1.249       0.927        59,621
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.103       2.637           331
                                                                                       2016   1.928       2.103           345
                                                                                       2015   2.289       1.928           360
                                                                                       2014   2.503       2.289           390
                                                                                       2013   2.696       2.503           391
                                                                                       2012   2.321       2.696           392
                                                                                       2011   2.918       2.321           393
                                                                                       2010   2.412       2.918           394
                                                                                       2009   1.462       2.412           396
                                                                                       2008   3.360       1.462           397
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.397       1.394            --
                                                                                       2013   1.199       1.397        40,205
                                                                                       2012   1.079       1.199        40,236
                                                                                       2011   1.126       1.079            --
                                                                                       2010   1.016       1.126            --
                                                                                       2009   0.850       1.016            --
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.506       1.494            --
                                                                                       2013   1.226       1.506        32,832
                                                                                       2012   1.086       1.226        32,861
                                                                                       2011   1.159       1.086        72,488
                                                                                       2010   1.029       1.159        72,563
                                                                                       2009   0.841       1.029        72,643
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.379       1.380            --
                                                                                       2013   1.238       1.379            --
                                                                                       2012   1.129       1.238        13,931
                                                                                       2011   1.159       1.129        14,729
                                                                                       2010   1.057       1.159        15,757
                                                                                       2009   0.899       1.057        16,727
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.690       2.112         2,854
                                                                                       2016   1.748       1.690         5,371
                                                                                       2015   1.825       1.748        20,982
                                                                                       2014   2.011       1.825        22,034
                                                                                       2013   1.729       2.011        23,427
                                                                                       2012   1.519       1.729        28,517
                                                                                       2011   1.744       1.519        31,274
                                                                                       2010   1.605       1.744        81,624
                                                                                       2009   1.251       1.605       160,878
                                                                                       2008   2.159       1.251       112,208
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.003       1.084            --
                                                                                       2012   0.977       1.003       346,323
                                                                                       2011   1.057       0.977       343,251
                                                                                       2010   0.882       1.057       341,884
                                                                                       2009   0.662       0.882       360,279
                                                                                       2008   1.054       0.662       353,144
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10).......................... 2017   2.247       2.997           315

                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   2.299       2.247           328
                                                                           2015   2.268       2.299           342
                                                                           2014   2.276       2.268           371
                                                                           2013   1.836       2.276            --
                                                                           2012   1.554       1.836         3,700
                                                                           2011   1.739       1.554         3,702
                                                                           2010   1.619       1.739         3,705
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2017   1.479       1.479            --
                                                                           2016   1.448       1.479            --
                                                                           2015   1.507       1.448       299,639
                                                                           2014   1.479       1.507       437,253
                                                                           2013   1.495       1.479       556,363
                                                                           2012   1.376       1.495       556,976
                                                                           2011   1.364       1.376       600,493
                                                                           2010   1.248       1.364       542,857
                                                                           2009   0.964       1.248       486,895
                                                                           2008   1.120       0.964        52,977
 BHFTI RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.270       1.323            --
                                                                           2012   1.158       1.270         4,442
                                                                           2011   1.319       1.158         2,191
                                                                           2010   1.126       1.319         2,532
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   1.469       1.676       191,201
                                                                           2016   1.299       1.469       197,687
                                                                           2015   1.381       1.299       203,566
                                                                           2014   1.250       1.381       208,251
                                                                           2013   0.958       1.250       212,048
                                                                           2012   0.833       0.958       226,310
                                                                           2011   0.890       0.833       249,991
                                                                           2010   0.780       0.890       254,469
                                                                           2009   0.675       0.780       275,312
                                                                           2008   1.022       0.675       322,777
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)........... 2017   2.558       3.112            --
                                                                           2016   2.469       2.558            --
                                                                           2015   2.373       2.469            --
                                                                           2014   2.158       2.373            --
                                                                           2013   1.620       2.158            --
                                                                           2012   1.461       1.620            --
                                                                           2011   1.523       1.461            --
                                                                           2010   1.223       1.523            --
                                                                           2009   0.862       1.223            --
                                                                           2008   1.401       0.862            --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.491       1.603            --
                                                                           2012   1.442       1.491        16,208
                                                                           2011   1.598       1.442        14,714
                                                                           2010   1.289       1.598        16,857
                                                                           2009   0.898       1.289        89,226
                                                                           2008   1.654       0.898        92,609
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................. 2017   1.111       1.126         6,922
                                                                           2016   1.108       1.111         7,638
                                                                           2015   1.132       1.108         8,538
                                                                           2014   1.087       1.132         8,538
                                                                           2013   1.125       1.087         8,538
                                                                           2012   1.076       1.125         8,538
                                                                           2011   1.038       1.076        34,124
                                                                           2010   0.984       1.038        34,988
                                                                           2009   0.924       0.984        85,816
                                                                           2008   0.983       0.924        84,011
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....... 2017   1.473       1.446        32,679
                                                                           2016   1.509       1.473        44,972
                                                                           2015   1.547       1.509        79,039
                                                                           2014   1.586       1.547        79,848
                                                                           2013   1.626       1.586        80,127
                                                                           2012   1.667       1.626        88,739
                                                                           2011   1.710       1.667        92,316
                                                                           2010   1.753       1.710       149,119
                                                                           2009   1.793       1.753       159,455
                                                                           2008   1.797       1.793       162,499

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.266
                                                                                           2016   1.224
                                                                                           2015   1.268
                                                                                           2014   1.243
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.274
                                                                                           2016   1.220
                                                                                           2015   1.266
                                                                                           2014   1.232
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.263
                                                                                           2016   1.197
                                                                                           2015   1.249
                                                                                           2014   1.208
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.615
                                                                                           2016   1.552
                                                                                           2015   1.555
                                                                                           2014   1.446
                                                                                           2013   1.233
                                                                                           2012   1.127
                                                                                           2011   1.116
                                                                                           2010   1.047
                                                                                           2009   0.917
                                                                                           2008   1.177
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.864
                                                                                           2016   1.785
                                                                                           2015   1.792
                                                                                           2014   1.665
                                                                                           2013   1.280
                                                                                           2012   1.165
                                                                                           2011   1.248
                                                                                           2010   1.145
                                                                                           2009   0.892
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.284
                                                                                           2012   1.140
                                                                                           2011   1.249
                                                                                           2010   1.120
                                                                                           2009   0.946
                                                                                           2008   1.465
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   2.119
                                                                                           2016   2.066
                                                                                           2015   2.065
                                                                                           2014   1.910
                                                                                           2013   1.614
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.342
                                                                                           2016   1.378
                                                                                           2015   1.278
                                                                                           2014   1.139
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.636
                                                                                           2016   1.506
                                                                                           2015   1.531
                                                                                           2014   1.388
                                                                                           2013   1.080
                                                                                           2012   0.960
                                                                                           2011   0.968
                                                                                           2010   0.867
                                                                                           2009   0.706
                                                                                           2008   1.093
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2017   1.753
                                                                                           2016   1.522
                                                                                           2015   1.663
                                                                                           2014   1.555
                                                                                           2013   1.210
                                                                                           2012   1.089
                                                                                           2011   1.094
                                                                                           2010   1.029
                                                                                           2009   0.950
                                                                                           2008   1.403
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 2017   1.382



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.367         33,935
                                                                                           1.266         29,616
                                                                                           1.224         23,314
                                                                                           1.268         88,975
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.426      2,039,374
                                                                                           1.274      2,259,148
                                                                                           1.220      2,355,557
                                                                                           1.266      2,729,385
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.468      8,500,057
                                                                                           1.263      9,209,573
                                                                                           1.197      9,579,342
                                                                                           1.249     10,220,092
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.810             --
                                                                                           1.615             --
                                                                                           1.552             --
                                                                                           1.555             --
                                                                                           1.446             --
                                                                                           1.233          2,173
                                                                                           1.127         26,381
                                                                                           1.116         26,383
                                                                                           1.047         26,385
                                                                                           0.917         26,386
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.160         74,123
                                                                                           1.864         80,089
                                                                                           1.785          6,897
                                                                                           1.792          7,131
                                                                                           1.665          7,189
                                                                                           1.280          7,244
                                                                                           1.165          7,307
                                                                                           1.248          7,375
                                                                                           1.145         19,202
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.409             --
                                                                                           1.284         14,070
                                                                                           1.140         14,369
                                                                                           1.249         14,841
                                                                                           1.120         15,304
                                                                                           0.946         15,791
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.583            719
                                                                                           2.119          4,736
                                                                                           2.066         12,006
                                                                                           2.065         13,270
                                                                                           1.910         14,559
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.793         21,130
                                                                                           1.342         38,596
                                                                                           1.378         64,616
                                                                                           1.278         71,274
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 1.935        134,609
                                                                                           1.636        146,295
                                                                                           1.506        154,641
                                                                                           1.531        180,569
                                                                                           1.388        183,943
                                                                                           1.080        243,263
                                                                                           0.960        264,789
                                                                                           0.968        258,672
                                                                                           0.867        242,469
                                                                                           0.706         17,215
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 1.836         13,244
                                                                                           1.753         25,421
                                                                                           1.522         26,865
                                                                                           1.663         27,172
                                                                                           1.555         27,347
                                                                                           1.210         27,508
                                                                                           1.089         25,174
                                                                                           1.094         26,945
                                                                                           1.029         67,329
                                                                                           0.950         39,255
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 1.512         32,251

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.301       1.382       106,501
                                                                          2015   1.339       1.301       113,123
                                                                          2014   1.267       1.339       140,256
                                                                          2013   1.094       1.267       147,793
                                                                          2012   1.008       1.094       163,493
                                                                          2011   1.012       1.008        53,880
                                                                          2010   0.945       1.012        58,722
                                                                          2009   0.819       0.945       111,198
                                                                          2008   1.081       0.819        51,801
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   2.271       2.609         3,306
                                                                          2016   2.039       2.271         7,840
                                                                          2015   2.096       2.039        17,816
                                                                          2014   1.943       2.096        19,416
                                                                          2013   1.468       1.943        21,186
                                                                          2012   1.294       1.468        24,760
                                                                          2011   1.316       1.294        51,358
                                                                          2010   1.213       1.316        54,171
                                                                          2009   1.030       1.213        81,744
                                                                          2008   1.487       1.030        69,476
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.487       1.675        50,802
                                                                          2016   1.288       1.487       297,637
                                                                          2015   1.315       1.288       332,933
                                                                          2014   1.352       1.315       349,151
                                                                          2013   1.091       1.352       350,373
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.131       1.531         1,107
                                                                          2012   0.978       1.131         5,149
                                                                          2011   1.016       0.978         5,242
                                                                          2010   0.892       1.016         5,556
                                                                          2009   0.640       0.892        79,085
                                                                          2008   1.055       0.640        42,962
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.895       2.471         1,188
                                                                          2016   1.912       1.895         8,837
                                                                          2015   1.772       1.912         8,921
                                                                          2014   1.668       1.772         9,011
                                                                          2013   1.330       1.668         9,095
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.402       2.871        11,632
                                                                          2016   2.209       2.402        17,192
                                                                          2015   2.211       2.209        17,320
                                                                          2014   2.125       2.211        30,547
                                                                          2013   1.511       2.125        32,028
                                                                          2012   1.337       1.511        36,551
                                                                          2011   1.351       1.337        47,638
                                                                          2010   1.029       1.351        50,562
                                                                          2009   0.761       1.029        52,869
                                                                          2008   1.165       0.761        55,846
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.864       1.101            --
                                                                          2008   1.664       0.864        13,755
 Credit Suisse International Equity Flex III Subaccount (12/09).......... 2012   1.006       1.006            --
                                                                          2011   1.216       1.006            --
                                                                          2010   1.111       1.216        12,354
                                                                          2009   1.108       1.111        13,025
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................... 2008   1.022       0.991            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................... 2014   1.780       1.719            --
                                                                          2013   1.360       1.780        40,037
                                                                          2012   1.207       1.360        44,063
                                                                          2011   1.299       1.207        49,039
                                                                          2010   1.145       1.299        48,710
                                                                          2009   0.928       1.145       166,023
                                                                          2008   1.425       0.928       167,101
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............... 2010   1.527       1.633            --
                                                                          2009   1.060       1.527         3,650
                                                                          2008   2.181       1.060         3,653
 Deutsche Growth & Income Subaccount (Class B) (6/03).................... 2008   1.351       0.813            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.328       1.489           --
                                                                                2010   1.264       1.328        4,404
                                                                                2009   1.064       1.264        4,790
                                                                                2008   1.427       1.064        5,252
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.060       1.966           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.216       1.179           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.570       1.466           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.876       0.881           --
                                                                                2008   1.165       0.876       16,767
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.019       0.980           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.514       1.463           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.481       1.408           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.826       1.802           --
                                                                                2013   1.539       1.826          462
                                                                                2012   1.336       1.539          463
                                                                                2011   1.605       1.336          465
                                                                                2010   1.453       1.605          466
                                                                                2009   1.040       1.453          468
                                                                                2008   2.046       1.040          470
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.111       1.097           --
                                                                                2016   1.130       1.111           --
                                                                                2015   1.163       1.130           --
                                                                                2014   1.136       1.163           --
                                                                                2013   1.204       1.136           --
                                                                                2012   1.204       1.204           --
                                                                                2011   1.152       1.204       25,297
                                                                                2010   1.112       1.152       25,297
                                                                                2009   1.059       1.112       36,544
                                                                                2008   1.039       1.059       35,981
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.816       0.815           --
                                                                                2008   1.278       0.816       72,727
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.264       1.246           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.130       2.048           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.437       1.376           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.514       1.488           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.489       1.398           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.829       0.830           --
                                                                                2008   1.220       0.829           --
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.003       1.005           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.337       1.163           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2017   2.845       3.057        2,878
                                                                                2016   2.505       2.845        8,072
                                                                                2015   2.626       2.505        8,413
                                                                                2014   2.562       2.626        8,453
                                                                                2013   1.950       2.562        8,490
                                                                                2012   1.764       1.950       11,931
                                                                                2011   1.931       1.764       10,415
                                                                                2010   1.614       1.931       10,977
                                                                                2009   1.280       1.614       11,292
                                                                                2008   1.979       1.280       11,665
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.120       1.118           --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   1.070       1.104           --
                                                                                2009   0.686       1.070        3,001
                                                                                2008   1.314       0.686        3,700
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.789       1.661           --
Dreyfus Investment Portfolios

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.436       1.405           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.883       2.113          972
                                                                               2016   1.754       1.883        1,031
                                                                               2015   1.862       1.754        1,097
                                                                               2014   1.688       1.862        1,168
                                                                               2013   1.291       1.688        1,234
                                                                               2012   1.186       1.291        1,293
                                                                               2011   1.208       1.186        1,362
                                                                               2010   1.081       1.208        1,436
                                                                               2009   0.831       1.081        1,505
                                                                               2008   1.302       0.831        1,567
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.154       1.094           --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   1.826       1.968            --
                                                                                       2016   1.694       1.826            --
                                                                                       2015   1.776       1.694            --
                                                                                       2014   1.511       1.776         6,661
                                                                                       2013   1.399       1.511        10,879
                                                                                       2012   1.386       1.399        11,273
                                                                                       2011   1.221       1.386        12,217
                                                                                       2010   1.178       1.221        16,983
                                                                                       2009   1.051       1.178        16,469
                                                                                       2008   1.594       1.051        14,375
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.426       3.092           216
                                                                                       2016   2.483       2.426           218
                                                                                       2015   2.405       2.483           220
                                                                                       2014   2.175       2.405           222
                                                                                       2013   1.655       2.175         1,950
                                                                                       2012   1.440       1.655         4,762
                                                                                       2011   1.487       1.440         2,806
                                                                                       2010   1.342       1.487         2,863
                                                                                       2009   0.914       1.342         2,830
                                                                                       2008   1.713       0.914         3,233
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.568       1.647       206,959
                                                                                       2016   1.411       1.568       218,752
                                                                                       2015   1.509       1.411       193,260
                                                                                       2014   1.498       1.509       203,141
                                                                                       2013   1.406       1.498       213,808
                                                                                       2012   1.238       1.406       216,104
                                                                                       2011   1.240       1.238       212,408
                                                                                       2010   1.099       1.240       224,182
                                                                                       2009   0.769       1.099        13,468
                                                                                       2008   1.036       0.769        15,200
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.271       1.593           213
                                                                                       2016   1.166       1.271           215
                                                                                       2015   1.385       1.166           217
                                                                                       2014   1.515       1.385         8,128
                                                                                       2013   1.633       1.515        12,615
                                                                                       2012   1.407       1.633        12,166
                                                                                       2011   1.769       1.407        11,040
                                                                                       2010   1.463       1.769        12,412
                                                                                       2009   0.887       1.463        13,190
                                                                                       2008   2.040       0.887        15,794
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.295       1.292            --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.113       1.295            --
                                                                              2012   1.002       1.113        10,210
                                                                              2011   1.046       1.002        10,247
                                                                              2010   0.944       1.046        10,288
                                                                              2009   0.791       0.944        73,426
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.375       1.364            --
                                                                              2013   1.120       1.375        53,702
                                                                              2012   0.993       1.120        53,765
                                                                              2011   1.060       0.993        82,538
                                                                              2010   0.941       1.060        82,661
                                                                              2009   0.770       0.941        82,793
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.297       1.298            --
                                                                              2013   1.164       1.297       122,589
                                                                              2012   1.063       1.164       122,687
                                                                              2011   1.092       1.063       122,793
                                                                              2010   0.996       1.092       122,907
                                                                              2009   0.848       0.996       176,521
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.152       1.440           301
                                                                              2016   1.192       1.152           304
                                                                              2015   1.245       1.192           307
                                                                              2014   1.373       1.245           310
                                                                              2013   1.181       1.373         2,721
                                                                              2012   1.038       1.181         2,725
                                                                              2011   1.193       1.038            --
                                                                              2010   1.098       1.193           629
                                                                              2009   0.856       1.098           649
                                                                              2008   1.478       0.856           668
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   0.999       1.079            --
                                                                              2012   0.974       0.999        15,998
                                                                              2011   1.054       0.974        15,163
                                                                              2010   0.880       1.054        19,059
                                                                              2009   0.660       0.880        19,383
                                                                              2008   1.052       0.660        19,175
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2017   1.487       1.982         9,755
                                                                              2016   1.521       1.487         9,760
                                                                              2015   1.502       1.521         9,765
                                                                              2014   1.508       1.502         9,771
                                                                              2013   1.217       1.508            --
                                                                              2012   1.030       1.217            --
                                                                              2011   1.154       1.030           991
                                                                              2010   1.074       1.154         1,142
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2017   1.406       1.406            --
                                                                              2016   1.378       1.406            --
                                                                              2015   1.434       1.378       528,670
                                                                              2014   1.409       1.434       535,552
                                                                              2013   1.425       1.409       524,702
                                                                              2012   1.312       1.425       530,170
                                                                              2011   1.300       1.312       538,862
                                                                              2010   1.191       1.300       551,548
                                                                              2009   0.920       1.191       551,501
                                                                              2008   1.070       0.920            --
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.099       1.146            --
                                                                              2012   1.003       1.099         7,080
                                                                              2011   1.143       1.003         7,086
                                                                              2010   0.977       1.143         7,093
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2017   2.150       2.614           380
                                                                              2016   2.076       2.150           383
                                                                              2015   1.997       2.076           387
                                                                              2014   1.816       1.997           391
                                                                              2013   1.364       1.816         3,433
                                                                              2012   1.231       1.364         3,437
                                                                              2011   1.284       1.231            --
                                                                              2010   1.032       1.284            --
                                                                              2009   0.727       1.032            --
                                                                              2008   1.182       0.727            --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.142       1.228            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.105
                                                                                           2011   1.225
                                                                                           2010   0.988
                                                                                           2009   0.689
                                                                                           2008   1.270
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2017   1.094
                                                                                           2016   1.091
                                                                                           2015   1.116
                                                                                           2014   1.071
                                                                                           2013   1.110
                                                                                           2012   1.062
                                                                                           2011   1.025
                                                                                           2010   0.973
                                                                                           2009   0.914
                                                                                           2008   0.972
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.032
                                                                                           2016   1.058
                                                                                           2015   1.085
                                                                                           2014   1.113
                                                                                           2013   1.142
                                                                                           2012   1.171
                                                                                           2011   1.201
                                                                                           2010   1.232
                                                                                           2009   1.261
                                                                                           2008   1.264
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.260
                                                                                           2016   1.218
                                                                                           2015   1.263
                                                                                           2014   1.238
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.267
                                                                                           2016   1.214
                                                                                           2015   1.261
                                                                                           2014   1.227
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.256
                                                                                           2016   1.192
                                                                                           2015   1.244
                                                                                           2014   1.203
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.459
                                                                                           2016   1.402
                                                                                           2015   1.406
                                                                                           2014   1.308
                                                                                           2013   1.116
                                                                                           2012   1.021
                                                                                           2011   1.011
                                                                                           2010   0.949
                                                                                           2009   0.832
                                                                                           2008   1.068
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.461
                                                                                           2016   1.400
                                                                                           2015   1.406
                                                                                           2014   1.307
                                                                                           2013   1.005
                                                                                           2012   0.916
                                                                                           2011   0.981
                                                                                           2010   0.901
                                                                                           2009   0.702
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   0.987
                                                                                           2012   0.877
                                                                                           2011   0.961
                                                                                           2010   0.863
                                                                                           2009   0.729
                                                                                           2008   1.129
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   1.620



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.142            --
                                                                                           1.105            --
                                                                                           1.225            --
                                                                                           0.988            --
                                                                                           0.689            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.108            --
                                                                                           1.094            --
                                                                                           1.091            --
                                                                                           1.116            --
                                                                                           1.071            --
                                                                                           1.110            --
                                                                                           1.062            --
                                                                                           1.025            --
                                                                                           0.973            --
                                                                                           0.914            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.013            --
                                                                                           1.032            --
                                                                                           1.058            --
                                                                                           1.085            --
                                                                                           1.113        33,487
                                                                                           1.142            --
                                                                                           1.171           196
                                                                                           1.201            --
                                                                                           1.232            --
                                                                                           1.261       312,278
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.359       124,614
                                                                                           1.260       124,644
                                                                                           1.218       124,708
                                                                                           1.263       124,773
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.417     3,592,143
                                                                                           1.267     3,754,936
                                                                                           1.214     4,215,413
                                                                                           1.261     4,935,159
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.459     5,275,268
                                                                                           1.256     5,434,537
                                                                                           1.192     5,502,649
                                                                                           1.244     5,624,745
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.634            --
                                                                                           1.459            --
                                                                                           1.402            --
                                                                                           1.406            --
                                                                                           1.308            --
                                                                                           1.116            --
                                                                                           1.021            --
                                                                                           1.011            --
                                                                                           0.949            --
                                                                                           0.832            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.692            --
                                                                                           1.461            --
                                                                                           1.400            --
                                                                                           1.406            --
                                                                                           1.307            --
                                                                                           1.005            --
                                                                                           0.916           699
                                                                                           0.981           805
                                                                                           0.901           900
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.083            --
                                                                                           0.987        11,954
                                                                                           0.877        12,307
                                                                                           0.961        12,370
                                                                                           0.863        12,428
                                                                                           0.729        12,442
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 1.973            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.580       1.620            --
                                                                          2015   1.580       1.580            --
                                                                          2014   1.462       1.580            --
                                                                          2013   1.236       1.462            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.335       1.783         6,650
                                                                          2016   1.371       1.335         6,654
                                                                          2015   1.272       1.371         6,658
                                                                          2014   1.135       1.272         6,662
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.627       1.923            --
                                                                          2016   1.499       1.627            --
                                                                          2015   1.523       1.499            --
                                                                          2014   1.382       1.523            --
                                                                          2013   1.076       1.382            --
                                                                          2012   0.957       1.076            --
                                                                          2011   0.965       0.957            --
                                                                          2010   0.865       0.965            --
                                                                          2009   0.705       0.865            --
                                                                          2008   1.092       0.705            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.341       1.403        12,378
                                                                          2016   1.165       1.341        12,384
                                                                          2015   1.273       1.165        12,391
                                                                          2014   1.191       1.273        12,399
                                                                          2013   0.927       1.191        12,406
                                                                          2012   0.835       0.927        19,227
                                                                          2011   0.839       0.835        19,174
                                                                          2010   0.790       0.839        19,126
                                                                          2009   0.730       0.790        18,675
                                                                          2008   1.078       0.730        18,023
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.374       1.503       141,417
                                                                          2016   1.294       1.374       124,036
                                                                          2015   1.333       1.294        70,669
                                                                          2014   1.262       1.333        70,874
                                                                          2013   1.091       1.262        71,081
                                                                          2012   1.005       1.091        71,309
                                                                          2011   1.009       1.005        71,568
                                                                          2010   0.943       1.009        71,814
                                                                          2009   0.818       0.943        72,053
                                                                          2008   1.080       0.818        72,950
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   1.811       2.080           466
                                                                          2016   1.627       1.811           470
                                                                          2015   1.673       1.627           474
                                                                          2014   1.551       1.673           479
                                                                          2013   1.173       1.551         4,205
                                                                          2012   1.034       1.173         4,210
                                                                          2011   1.052       1.034            --
                                                                          2010   0.970       1.052            --
                                                                          2009   0.825       0.970            --
                                                                          2008   1.191       0.825            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.478       1.664            --
                                                                          2016   1.281       1.478            --
                                                                          2015   1.309       1.281            --
                                                                          2014   1.347       1.309         9,017
                                                                          2013   1.087       1.347        12,934
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.128       1.525            --
                                                                          2012   0.975       1.128         4,123
                                                                          2011   1.014       0.975         4,145
                                                                          2010   0.891       1.014         4,175
                                                                          2009   0.639       0.891         4,297
                                                                          2008   1.054       0.639         4,531
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.638       2.134         7,059
                                                                          2016   1.653       1.638         7,063
                                                                          2015   1.533       1.653         7,067
                                                                          2014   1.444       1.533         7,071
                                                                          2013   1.152       1.444         7,075
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   1.955       2.336            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.799       1.955            --
                                                                                2015   1.801       1.799            --
                                                                                2014   1.733       1.801            --
                                                                                2013   1.233       1.733            --
                                                                                2012   1.091       1.233         3,877
                                                                                2011   1.103       1.091         3,963
                                                                                2010   0.840       1.103         4,071
                                                                                2009   0.622       0.840         4,458
                                                                                2008   0.952       0.622         4,601
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.600       0.765            --
                                                                                2008   1.157       0.600           428
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   0.698       0.698            --
                                                                                2011   0.844       0.698            --
                                                                                2010   0.772       0.844           381
                                                                                2009   0.770       0.772           426
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.020       0.989            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.530       1.476            --
                                                                                2013   1.169       1.530         5,165
                                                                                2012   1.038       1.169        14,312
                                                                                2011   1.118       1.038        14,284
                                                                                2010   0.985       1.118         8,957
                                                                                2009   0.799       0.985         8,939
                                                                                2008   1.228       0.799         8,663
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   0.998       1.067            --
                                                                                2009   0.693       0.998         1,277
                                                                                2008   1.427       0.693         1,283
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.124       1.052            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.135       1.272            --
                                                                                2010   1.082       1.135         5,484
                                                                                2009   0.911       1.082         5,509
                                                                                2008   1.222       0.911         5,534
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.540       1.469            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.103       1.069            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.210       1.130            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.826       0.830            --
                                                                                2008   1.099       0.826       281,348
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.008       0.969            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.192       1.152            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.138       1.082            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.370       1.352            --
                                                                                2013   1.155       1.370        10,716
                                                                                2012   1.003       1.155        10,724
                                                                                2011   1.206       1.003        11,046
                                                                                2010   1.092       1.206        11,103
                                                                                2009   0.782       1.092        11,156
                                                                                2008   1.540       0.782        11,169
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.099       1.085           280
                                                                                2016   1.119       1.099           282
                                                                                2015   1.152       1.119           285
                                                                                2014   1.126       1.152           288
                                                                                2013   1.194       1.126         2,527
                                                                                2012   1.195       1.194         2,530
                                                                                2011   1.144       1.195            --
                                                                                2010   1.105       1.144            --
                                                                                2009   1.052       1.105            --
                                                                                2008   1.033       1.052            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.747       0.746            --
                                                                                2008   1.171       0.747        86,972

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Deutsche High Income Subaccount (Class B) (6/03)............................. 2008   1.048       1.033            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   1.545       1.485            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.193       1.142            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.213       1.192            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.257       1.180            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.770       0.771            --
                                                                               2008   1.135       0.770       179,885
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.036       1.038            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.093       0.950            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   1.870       2.007            --
                                                                               2016   1.647       1.870            --
                                                                               2015   1.728       1.647            --
                                                                               2014   1.686       1.728         6,894
                                                                               2013   1.284       1.686        10,449
                                                                               2012   1.162       1.284        12,528
                                                                               2011   1.273       1.162        13,145
                                                                               2010   1.064       1.273        16,700
                                                                               2009   0.845       1.064        17,132
                                                                               2008   1.306       0.845        16,976
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.070       1.068            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   0.928       0.957            --
                                                                               2009   0.595       0.928         7,100
                                                                               2008   1.141       0.595         7,107
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.374       1.275            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.109       1.085            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.638       1.837            --
                                                                               2016   1.527       1.638            --
                                                                               2015   1.621       1.527            --
                                                                               2014   1.470       1.621            --
                                                                               2013   1.126       1.470            --
                                                                               2012   1.034       1.126            --
                                                                               2011   1.054       1.034            --
                                                                               2010   0.944       1.054            --
                                                                               2009   0.725       0.944            --
                                                                               2008   1.138       0.725            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.153       1.093            --





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2017   2.266       2.441           --
                                                                      2016   2.102       2.266           --
                                                                      2015   2.205       2.102        5,075
                                                                      2014   1.877       2.205        4,944
                                                                      2013   1.739       1.877        9,267
                                                                      2012   1.723       1.739       10,567
                                                                      2011   1.519       1.723        9,795
                                                                      2010   1.466       1.519       11,535
                                                                      2009   1.310       1.466       11,528
                                                                      2008   1.987       1.310       10,031
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2017   2.478       3.157           --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   2.538       2.478            --
                                                                                       2015   2.459       2.538            --
                                                                                       2014   2.225       2.459            --
                                                                                       2013   1.694       2.225            --
                                                                                       2012   1.475       1.694            --
                                                                                       2011   1.523       1.475            --
                                                                                       2010   1.376       1.523            --
                                                                                       2009   0.937       1.376            --
                                                                                       2008   1.757       0.937            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.735       1.821         2,278
                                                                                       2016   1.562       1.735         2,695
                                                                                       2015   1.671       1.562         2,737
                                                                                       2014   1.660       1.671         2,717
                                                                                       2013   1.558       1.660       174,891
                                                                                       2012   1.372       1.558       174,828
                                                                                       2011   1.376       1.372       180,409
                                                                                       2010   1.220       1.376       180,443
                                                                                       2009   0.854       1.220            --
                                                                                       2008   1.151       0.854            --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.666       2.087            --
                                                                                       2016   1.529       1.666            --
                                                                                       2015   1.817       1.529         4,676
                                                                                       2014   1.989       1.817         4,017
                                                                                       2013   2.144       1.989         5,814
                                                                                       2012   1.848       2.144         5,866
                                                                                       2011   2.325       1.848         6,014
                                                                                       2010   1.925       2.325         5,094
                                                                                       2009   1.168       1.925         5,999
                                                                                       2008   2.686       1.168         7,308
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.384       1.380            --
                                                                                       2013   1.189       1.384            --
                                                                                       2012   1.072       1.189            --
                                                                                       2011   1.119       1.072            --
                                                                                       2010   1.011       1.119            --
                                                                                       2009   0.846       1.011            --
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.492       1.480            --
                                                                                       2013   1.216       1.492            --
                                                                                       2012   1.078       1.216            --
                                                                                       2011   1.151       1.078            --
                                                                                       2010   1.023       1.151            --
                                                                                       2009   0.837       1.023            --
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.366       1.367            --
                                                                                       2013   1.227       1.366            --
                                                                                       2012   1.121       1.227            --
                                                                                       2011   1.152       1.121            --
                                                                                       2010   1.052       1.152            --
                                                                                       2009   0.895       1.052            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)................ 2017   1.327       1.657            --
                                                                                       2016   1.374       1.327            --
                                                                                       2015   1.435       1.374            --
                                                                                       2014   1.583       1.435            --
                                                                                       2013   1.363       1.583            --
                                                                                       2012   1.198       1.363            --
                                                                                       2011   1.378       1.198            --
                                                                                       2010   1.269       1.378            --
                                                                                       2009   0.990       1.269            --
                                                                                       2008   1.710       0.990            --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.995       1.075            --
                                                                                       2012   0.970       0.995        19,651
                                                                                       2011   1.051       0.970        19,608
                                                                                       2010   0.878       1.051        19,525
                                                                                       2009   0.659       0.878        19,730
                                                                                       2008   1.051       0.659         3,480
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10).......................... 2017   1.773       2.362            --

                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.816       1.773            --
                                                                           2015   1.793       1.816         5,938
                                                                           2014   1.801       1.793         6,066
                                                                           2013   1.454       1.801            --
                                                                           2012   1.232       1.454            --
                                                                           2011   1.381       1.232            --
                                                                           2010   1.286       1.381            --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2017   1.549       1.549            --
                                                                           2016   1.518       1.549            --
                                                                           2015   1.581       1.518        27,115
                                                                           2014   1.553       1.581        26,761
                                                                           2013   1.572       1.553        32,423
                                                                           2012   1.448       1.572        33,476
                                                                           2011   1.436       1.448        39,121
                                                                           2010   1.316       1.436        40,525
                                                                           2009   1.017       1.316        47,822
                                                                           2008   1.183       1.017        16,731
 BHFTI RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.088       1.133            --
                                                                           2012   0.993       1.088            --
                                                                           2011   1.132       0.993            --
                                                                           2010   0.967       1.132            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   1.453       1.656        11,799
                                                                           2016   1.286       1.453        12,717
                                                                           2015   1.369       1.286        15,383
                                                                           2014   1.241       1.369        52,712
                                                                           2013   0.952       1.241        56,318
                                                                           2012   0.828       0.952        60,296
                                                                           2011   0.886       0.828        78,815
                                                                           2010   0.777       0.886        98,533
                                                                           2009   0.673       0.777       105,845
                                                                           2008   1.020       0.673       119,260
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)........... 2017   2.290       2.784            --
                                                                           2016   2.213       2.290            --
                                                                           2015   2.129       2.213            --
                                                                           2014   1.938       2.129            --
                                                                           2013   1.456       1.938            --
                                                                           2012   1.315       1.456            --
                                                                           2011   1.372       1.315            --
                                                                           2010   1.103       1.372            --
                                                                           2009   0.778       1.103            --
                                                                           2008   1.265       0.778            --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.252       1.346            --
                                                                           2012   1.213       1.252            --
                                                                           2011   1.345       1.213            --
                                                                           2010   1.085       1.345            --
                                                                           2009   0.757       1.085            --
                                                                           2008   1.396       0.757            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................. 2017   1.142       1.156            --
                                                                           2016   1.140       1.142            --
                                                                           2015   1.166       1.140            --
                                                                           2014   1.120       1.166            --
                                                                           2013   1.161       1.120            --
                                                                           2012   1.111       1.161            --
                                                                           2011   1.073       1.111            --
                                                                           2010   1.019       1.073            --
                                                                           2009   0.958       1.019            --
                                                                           2008   1.019       0.958            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....... 2017   1.259       1.234            --
                                                                           2016   1.290       1.259            --
                                                                           2015   1.324       1.290            --
                                                                           2014   1.359       1.324            --
                                                                           2013   1.395       1.359            --
                                                                           2012   1.432       1.395            --
                                                                           2011   1.469       1.432            --
                                                                           2010   1.508       1.469            --
                                                                           2009   1.544       1.508            --
                                                                           2008   1.549       1.544            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.253
                                                                                           2016   1.212
                                                                                           2015   1.257
                                                                                           2014   1.233
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.260
                                                                                           2016   1.208
                                                                                           2015   1.255
                                                                                           2014   1.222
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.250
                                                                                           2016   1.186
                                                                                           2015   1.238
                                                                                           2014   1.198
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.509
                                                                                           2016   1.451
                                                                                           2015   1.456
                                                                                           2014   1.355
                                                                                           2013   1.156
                                                                                           2012   1.058
                                                                                           2011   1.049
                                                                                           2010   0.985
                                                                                           2009   0.864
                                                                                           2008   1.109
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.569
                                                                                           2016   1.504
                                                                                           2015   1.511
                                                                                           2014   1.406
                                                                                           2013   1.082
                                                                                           2012   0.986
                                                                                           2011   1.057
                                                                                           2010   0.971
                                                                                           2009   0.757
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.071
                                                                                           2012   0.952
                                                                                           2011   1.044
                                                                                           2010   0.937
                                                                                           2009   0.792
                                                                                           2008   1.228
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   1.773
                                                                                           2016   1.730
                                                                                           2015   1.731
                                                                                           2014   1.602
                                                                                           2013   1.355
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2017   1.328
                                                                                           2016   1.365
                                                                                           2015   1.267
                                                                                           2014   1.130
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 2017   1.618
                                                                                           2016   1.491
                                                                                           2015   1.516
                                                                                           2014   1.376
                                                                                           2013   1.072
                                                                                           2012   0.954
                                                                                           2011   0.963
                                                                                           2010   0.863
                                                                                           2009   0.704
                                                                                           2008   1.090
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 2017   1.511
                                                                                           2016   1.314
                                                                                           2015   1.437
                                                                                           2014   1.344
                                                                                           2013   1.047
                                                                                           2012   0.943
                                                                                           2011   0.949
                                                                                           2010   0.894
                                                                                           2009   0.826
                                                                                           2008   1.221
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 2017   1.367



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.351            --
                                                                                           1.253            --
                                                                                           1.212            --
                                                                                           1.257            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.409        71,118
                                                                                           1.260        83,542
                                                                                           1.208       135,727
                                                                                           1.255       164,715
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.451        72,065
                                                                                           1.250        84,696
                                                                                           1.186        89,735
                                                                                           1.238        94,605
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.689            --
                                                                                           1.509            --
                                                                                           1.451            --
                                                                                           1.456            --
                                                                                           1.355            --
                                                                                           1.156            --
                                                                                           1.058            --
                                                                                           1.049            --
                                                                                           0.985            --
                                                                                           0.864            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.816         1,710
                                                                                           1.569         1,825
                                                                                           1.504            --
                                                                                           1.511            --
                                                                                           1.406            --
                                                                                           1.082            --
                                                                                           0.986            --
                                                                                           1.057            --
                                                                                           0.971            --
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.175            --
                                                                                           1.071            --
                                                                                           0.952            --
                                                                                           1.044            --
                                                                                           0.937            --
                                                                                           0.792            --
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.158            --
                                                                                           1.773            --
                                                                                           1.730            --
                                                                                           1.731            --
                                                                                           1.602            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.772        10,898
                                                                                           1.328        10,898
                                                                                           1.365        21,350
                                                                                           1.267        22,415
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08)................................... 1.911            --
                                                                                           1.618            --
                                                                                           1.491            --
                                                                                           1.516            --
                                                                                           1.376            --
                                                                                           1.072            --
                                                                                           0.954            --
                                                                                           0.963            --
                                                                                           0.863            --
                                                                                           0.704            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)................................ 1.581            --
                                                                                           1.511            --
                                                                                           1.314            --
                                                                                           1.437            --
                                                                                           1.344            --
                                                                                           1.047            --
                                                                                           0.943            --
                                                                                           0.949            --
                                                                                           0.894            --
                                                                                           0.826            --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............................. 1.494         5,609

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.288       1.367        5,609
                                                                          2015   1.327       1.288        5,609
                                                                          2014   1.257       1.327           --
                                                                          2013   1.087       1.257           --
                                                                          2012   1.002       1.087           --
                                                                          2011   1.007       1.002           --
                                                                          2010   0.941       1.007           --
                                                                          2009   0.817       0.941           --
                                                                          2008   1.079       0.817           --
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   1.934       2.220           --
                                                                          2016   1.739       1.934           --
                                                                          2015   1.789       1.739           --
                                                                          2014   1.660       1.789           --
                                                                          2013   1.256       1.660           --
                                                                          2012   1.108       1.256           --
                                                                          2011   1.128       1.108           --
                                                                          2010   1.040       1.128           --
                                                                          2009   0.885       1.040           --
                                                                          2008   1.278       0.885           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.470       1.654       18,573
                                                                          2016   1.274       1.470       19,168
                                                                          2015   1.303       1.274       19,341
                                                                          2014   1.341       1.303       19,399
                                                                          2013   1.082       1.341       19,315
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.124       1.520           --
                                                                          2012   0.972       1.124           --
                                                                          2011   1.011       0.972           --
                                                                          2010   0.889       1.011           --
                                                                          2009   0.638       0.889           --
                                                                          2008   1.053       0.638           --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.617       2.106           --
                                                                          2016   1.633       1.617           --
                                                                          2015   1.515       1.633           --
                                                                          2014   1.428       1.515           --
                                                                          2013   1.139       1.428           --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.101       2.508           --
                                                                          2016   1.934       2.101           --
                                                                          2015   1.937       1.934        3,700
                                                                          2014   1.864       1.937        3,826
                                                                          2013   1.327       1.864        6,328
                                                                          2012   1.175       1.327        9,413
                                                                          2011   1.189       1.175        9,587
                                                                          2010   0.906       1.189       25,362
                                                                          2009   0.671       0.906       28,419
                                                                          2008   1.028       0.671       29,108
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............ 2009   0.679       0.864           --
                                                                          2008   1.309       0.679           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......... 2012   0.788       0.788           --
                                                                          2011   0.954       0.788           --
                                                                          2010   0.872       0.954           --
                                                                          2009   0.870       0.872           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................... 2008   1.019       0.988           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................... 2014   1.569       1.514           --
                                                                          2013   1.200       1.569       15,109
                                                                          2012   1.066       1.200       20,564
                                                                          2011   1.148       1.066       21,054
                                                                          2010   1.013       1.148           --
                                                                          2009   0.822       1.013           --
                                                                          2008   1.263       0.822           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............... 2010   1.194       1.277           --
                                                                          2009   0.830       1.194           --
                                                                          2008   1.710       0.830           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).................... 2008   1.191       0.716           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.156       1.295           --
                                                                                2010   1.102       1.156       19,986
                                                                                2009   0.928       1.102       20,660
                                                                                2008   1.246       0.928       19,294
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.768       1.687           --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.146       1.111           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.316       1.229           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.872       0.877           --
                                                                                2008   1.161       0.872           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.056       1.016           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.286       1.242           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.289       1.225           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.595       1.574           --
                                                                                2013   1.346       1.595       11,200
                                                                                2012   1.169       1.346       13,944
                                                                                2011   1.407       1.169       14,443
                                                                                2010   1.275       1.407       12,554
                                                                                2009   0.913       1.275       13,507
                                                                                2008   1.799       0.913       14,385
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.132       1.117           --
                                                                                2016   1.153       1.132           --
                                                                                2015   1.187       1.153           --
                                                                                2014   1.161       1.187           --
                                                                                2013   1.232       1.161           --
                                                                                2012   1.234       1.232           --
                                                                                2011   1.182       1.234           --
                                                                                2010   1.142       1.182           --
                                                                                2009   1.088       1.142           --
                                                                                2008   1.068       1.088           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.812       0.812           --
                                                                                2008   1.274       0.812           --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.165       1.148           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.784       1.715           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.298       1.242           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.302       1.279           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.345       1.262           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.825       0.826           --
                                                                                2008   1.216       0.825           --
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.023       1.024           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.179       1.026           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03).................. 2017   2.194       2.355           --
                                                                                2016   1.933       2.194           --
                                                                                2015   2.029       1.933        3,697
                                                                                2014   1.982       2.029        3,672
                                                                                2013   1.510       1.982        5,964
                                                                                2012   1.367       1.510        8,290
                                                                                2011   1.498       1.367        8,286
                                                                                2010   1.253       1.498        7,803
                                                                                2009   0.995       1.253        9,175
                                                                                2008   1.540       0.995        9,242
 Deutsche Strategic Income Subaccount (Class B) (6/03)......................... 2008   1.183       1.181           --
 Deutsche Technology Subaccount (Class B) (7/03)............................... 2010   0.920       0.948           --
                                                                                2009   0.590       0.920           --
                                                                                2008   1.131       0.590           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).................... 2008   1.510       1.402           --
Dreyfus Investment Portfolios

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.239       1.212    --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.648       1.847    --
                                                                               2016   1.537       1.648    --
                                                                               2015   1.633       1.537    --
                                                                               2014   1.481       1.633    --
                                                                               2013   1.135       1.481    --
                                                                               2012   1.043       1.135    --
                                                                               2011   1.063       1.043    --
                                                                               2010   0.953       1.063    --
                                                                               2009   0.733       0.953    --
                                                                               2008   1.150       0.733    --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.151       1.092    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2017   2.222       2.393        3,869
                                                                                       2016   2.063       2.222        3,873
                                                                                       2015   2.165       2.063        3,876
                                                                                       2014   1.844       2.165        3,880
                                                                                       2013   1.710       1.844        3,884
                                                                                       2012   1.695       1.710        4,463
                                                                                       2011   1.494       1.695        5,306
                                                                                       2010   1.443       1.494        6,193
                                                                                       2009   1.290       1.443        7,158
                                                                                       2008   1.958       1.290        8,313
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2017   2.499       3.182           --
                                                                                       2016   2.561       2.499           --
                                                                                       2015   2.483       2.561        1,180
                                                                                       2014   2.247       2.483        1,224
                                                                                       2013   1.712       2.247       10,861
                                                                                       2012   1.491       1.712       14,522
                                                                                       2011   1.541       1.491       15,270
                                                                                       2010   1.393       1.541       16,775
                                                                                       2009   0.949       1.393       17,713
                                                                                       2008   1.780       0.949        2,480
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2017   1.696       1.780       17,548
                                                                                       2016   1.528       1.696       18,529
                                                                                       2015   1.635       1.528       19,032
                                                                                       2014   1.625       1.635       21,595
                                                                                       2013   1.526       1.625       49,469
                                                                                       2012   1.345       1.526       50,370
                                                                                       2011   1.350       1.345       41,056
                                                                                       2010   1.197       1.350       45,516
                                                                                       2009   0.838       1.197       39,809
                                                                                       2008   1.130       0.838       57,271
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   1.496       1.874        8,625
                                                                                       2016   1.374       1.496        8,401
                                                                                       2015   1.634       1.374        9,082
                                                                                       2014   1.789       1.634        7,584
                                                                                       2013   1.930       1.789       13,087
                                                                                       2012   1.664       1.930       15,202
                                                                                       2011   2.095       1.664       32,223
                                                                                       2010   1.735       2.095       34,378
                                                                                       2009   1.053       1.735       37,252
                                                                                       2008   2.423       1.053       49,585
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.377       1.374           --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.184       1.377        73,924
                                                                              2012   1.068       1.184        73,955
                                                                              2011   1.115       1.068        73,990
                                                                              2010   1.008       1.115        74,028
                                                                              2009   0.844       1.008       186,445
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.485       1.473            --
                                                                              2013   1.211       1.485            --
                                                                              2012   1.075       1.211            --
                                                                              2011   1.148       1.075            --
                                                                              2010   1.021       1.148            --
                                                                              2009   0.835       1.021            --
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.360       1.360            --
                                                                              2013   1.222       1.360            --
                                                                              2012   1.117       1.222            --
                                                                              2011   1.148       1.117            --
                                                                              2010   1.049       1.148            --
                                                                              2009   0.893       1.049            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.307       1.631        21,294
                                                                              2016   1.354       1.307        21,283
                                                                              2015   1.415       1.354        21,331
                                                                              2014   1.562       1.415        20,007
                                                                              2013   1.344       1.562        32,173
                                                                              2012   1.183       1.344        35,543
                                                                              2011   1.361       1.183        79,756
                                                                              2010   1.254       1.361        86,153
                                                                              2009   0.979       1.254        88,733
                                                                              2008   1.691       0.979       109,864
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   0.991       1.071            --
                                                                              2012   0.967       0.991        56,399
                                                                              2011   1.048       0.967        68,175
                                                                              2010   0.876       1.048        70,725
                                                                              2009   0.658       0.876        76,288
                                                                              2008   1.049       0.658        92,100
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2017   2.221       2.957        17,021
                                                                              2016   2.275       2.221        18,854
                                                                              2015   2.248       2.275        20,682
                                                                              2014   2.260       2.248        20,838
                                                                              2013   1.825       2.260         7,952
                                                                              2012   1.547       1.825         7,969
                                                                              2011   1.734       1.547         8,213
                                                                              2010   1.616       1.734         3,634
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2017   1.479       1.479            --
                                                                              2016   1.449       1.479            --
                                                                              2015   1.510       1.449        18,130
                                                                              2014   1.485       1.510        20,174
                                                                              2013   1.503       1.485       108,657
                                                                              2012   1.385       1.503       120,552
                                                                              2011   1.375       1.385       116,521
                                                                              2010   1.260       1.375       129,095
                                                                              2009   0.974       1.260       129,539
                                                                              2008   1.134       0.974        95,388
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.091       1.137            --
                                                                              2012   0.997       1.091        14,471
                                                                              2011   1.137       0.997        19,408
                                                                              2010   0.972       1.137        23,351
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2017   2.231       2.711         1,010
                                                                              2016   2.157       2.231         1,798
                                                                              2015   2.077       2.157         1,793
                                                                              2014   1.891       2.077         1,829
                                                                              2013   1.422       1.891        30,989
                                                                              2012   1.284       1.422        38,423
                                                                              2011   1.341       1.284        41,567
                                                                              2010   1.078       1.341        46,281
                                                                              2009   0.761       1.078        49,243
                                                                              2008   1.238       0.761         2,978
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.237       1.330            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.199
                                                                                           2011   1.330
                                                                                           2010   1.074
                                                                                           2009   0.749
                                                                                           2008   1.383
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2017   1.084
                                                                                           2016   1.082
                                                                                           2015   1.107
                                                                                           2014   1.064
                                                                                           2013   1.104
                                                                                           2012   1.057
                                                                                           2011   1.021
                                                                                           2010   0.970
                                                                                           2009   0.912
                                                                                           2008   0.971
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2017   1.182
                                                                                           2016   1.213
                                                                                           2015   1.245
                                                                                           2014   1.279
                                                                                           2013   1.313
                                                                                           2012   1.348
                                                                                           2011   1.385
                                                                                           2010   1.422
                                                                                           2009   1.456
                                                                                           2008   1.461
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2017   1.246
                                                                                           2016   1.206
                                                                                           2015   1.252
                                                                                           2014   1.228
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2017   1.254
                                                                                           2016   1.202
                                                                                           2015   1.250
                                                                                           2014   1.217
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2017   1.243
                                                                                           2016   1.180
                                                                                           2015   1.233
                                                                                           2014   1.193
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2017   1.487
                                                                                           2016   1.431
                                                                                           2015   1.436
                                                                                           2014   1.337
                                                                                           2013   1.142
                                                                                           2012   1.046
                                                                                           2011   1.037
                                                                                           2010   0.974
                                                                                           2009   0.855
                                                                                           2008   1.098
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2017   1.555
                                                                                           2016   1.492
                                                                                           2015   1.500
                                                                                           2014   1.396
                                                                                           2013   1.075
                                                                                           2012   0.980
                                                                                           2011   1.051
                                                                                           2010   0.966
                                                                                           2009   0.754
                                                                                           2008   1.232
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.083
                                                                                           2012   0.964
                                                                                           2011   1.057
                                                                                           2010   0.950
                                                                                           2009   0.803
                                                                                           2008   1.245
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2017   1.748



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.237         5,560
                                                                                           1.199        19,253
                                                                                           1.330        20,397
                                                                                           1.074        21,576
                                                                                           0.749        21,767
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.096        25,345
                                                                                           1.084        24,780
                                                                                           1.082        25,839
                                                                                           1.107        25,400
                                                                                           1.064        64,932
                                                                                           1.104        67,170
                                                                                           1.057        72,715
                                                                                           1.021        77,568
                                                                                           0.970        82,674
                                                                                           0.912        85,768
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.159        21,966
                                                                                           1.182        21,580
                                                                                           1.213        21,049
                                                                                           1.245        20,681
                                                                                           1.279        92,962
                                                                                           1.313        91,935
                                                                                           1.348        95,460
                                                                                           1.385        83,554
                                                                                           1.422        82,199
                                                                                           1.456        82,821
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.343            --
                                                                                           1.246            --
                                                                                           1.206            --
                                                                                           1.252            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.401         8,660
                                                                                           1.254         9,070
                                                                                           1.202         9,521
                                                                                           1.250        93,382
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.442            --
                                                                                           1.243            --
                                                                                           1.180            --
                                                                                           1.233        58,198
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.664         5,226
                                                                                           1.487         6,410
                                                                                           1.431         7,369
                                                                                           1.436         9,063
                                                                                           1.337         9,974
                                                                                           1.142        11,095
                                                                                           1.046        15,818
                                                                                           1.037        19,599
                                                                                           0.974        23,685
                                                                                           0.855        27,025
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.800        70,600
                                                                                           1.555        72,385
                                                                                           1.492        56,092
                                                                                           1.500        56,756
                                                                                           1.396        81,408
                                                                                           1.075        89,971
                                                                                           0.980       107,938
                                                                                           1.051       116,580
                                                                                           0.966       119,278
                                                                                           0.754       137,075
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.188            --
                                                                                           1.083        72,690
                                                                                           0.964        93,203
                                                                                           1.057       105,768
                                                                                           0.950       117,244
                                                                                           0.803       126,776
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.127         1,711

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.707       1.748         2,497
                                                                          2015   1.708       1.707         3,190
                                                                          2014   1.582       1.708         4,754
                                                                          2013   1.339       1.582         4,910
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2017   1.321       1.762        51,658
                                                                          2016   1.358       1.321        58,866
                                                                          2015   1.261       1.358        60,096
                                                                          2014   1.126       1.261        69,620
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2017   1.609       1.900            --
                                                                          2016   1.483       1.609            --
                                                                          2015   1.509       1.483         6,264
                                                                          2014   1.370       1.509         6,498
                                                                          2013   1.068       1.370         6,508
                                                                          2012   0.951       1.068            --
                                                                          2011   0.960       0.951            --
                                                                          2010   0.861       0.960            --
                                                                          2009   0.702       0.861            --
                                                                          2008   1.089       0.702            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.491       1.559        48,551
                                                                          2016   1.297       1.491        48,319
                                                                          2015   1.419       1.297        51,960
                                                                          2014   1.329       1.419        56,086
                                                                          2013   1.035       1.329        66,152
                                                                          2012   0.933       1.035        74,064
                                                                          2011   0.939       0.933        78,538
                                                                          2010   0.885       0.939        88,934
                                                                          2009   0.818       0.885        93,019
                                                                          2008   1.210       0.818        98,221
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2017   1.360       1.485         3,157
                                                                          2016   1.282       1.360         3,159
                                                                          2015   1.322       1.282         3,161
                                                                          2014   1.252       1.322         3,164
                                                                          2013   1.083       1.252         3,167
                                                                          2012   1.000       1.083         3,170
                                                                          2011   1.005       1.000         3,174
                                                                          2010   0.940       1.005         3,178
                                                                          2009   0.816       0.940         3,183
                                                                          2008   1.078       0.816         3,188
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2017   1.940       2.226        21,931
                                                                          2016   1.744       1.940        22,993
                                                                          2015   1.796       1.744        24,841
                                                                          2014   1.667       1.796        26,403
                                                                          2013   1.262       1.667       122,451
                                                                          2012   1.114       1.262        76,390
                                                                          2011   1.134       1.114        81,742
                                                                          2010   1.047       1.134        89,221
                                                                          2009   0.891       1.047        95,446
                                                                          2008   1.287       0.891        60,541
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2017   1.461       1.643        30,030
                                                                          2016   1.267       1.461        30,585
                                                                          2015   1.296       1.267        31,246
                                                                          2014   1.335       1.296        33,742
                                                                          2013   1.078       1.335        48,710
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.120       1.514            --
                                                                          2012   0.969       1.120        24,603
                                                                          2011   1.009       0.969        27,492
                                                                          2010   0.887       1.009        30,979
                                                                          2009   0.637       0.887        33,461
                                                                          2008   1.052       0.637        57,945
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2017   1.619       2.108        15,015
                                                                          2016   1.636       1.619        16,381
                                                                          2015   1.519       1.636        18,430
                                                                          2014   1.432       1.519        20,396
                                                                          2013   1.143       1.432        37,087
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   1.820       2.172         5,484

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.677       1.820         5,681
                                                                                2015   1.680       1.677         5,834
                                                                                2014   1.618       1.680         6,263
                                                                                2013   1.152       1.618        12,615
                                                                                2012   1.021       1.152        16,496
                                                                                2011   1.033       1.021        37,339
                                                                                2010   0.788       1.033        43,122
                                                                                2009   0.584       0.788        47,620
                                                                                2008   0.894       0.584        61,171
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................. 2009   0.683       0.869            --
                                                                                2008   1.317       0.683        46,547
 Credit Suisse International Equity Flex III Subaccount (12/09)................ 2012   0.792       0.792            --
                                                                                2011   0.958       0.792            --
                                                                                2010   0.877       0.958        35,794
                                                                                2009   0.875       0.877        36,850
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)..................................... 2008   1.018       0.987            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)........................... 2014   1.586       1.531            --
                                                                                2013   1.214       1.586        68,432
                                                                                2012   1.078       1.214        73,431
                                                                                2011   1.163       1.078       113,108
                                                                                2010   1.026       1.163       100,007
                                                                                2009   0.833       1.026       103,850
                                                                                2008   1.281       0.833       114,859
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.205       1.288            --
                                                                                2009   0.838       1.205         4,589
                                                                                2008   1.727       0.838         4,492
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.205       1.128            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.145       1.282            --
                                                                                2010   1.091       1.145        30,092
                                                                                2009   0.920       1.091        34,167
                                                                                2008   1.235       0.920        37,677
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.739       1.659            --
Deutsche Variable Series II
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.134       1.100            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.335       1.246            --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.870       0.874            --
                                                                                2008   1.159       0.870            --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.007       0.968            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.281       1.237            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.277       1.214            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.540       1.519            --
                                                                                2013   1.300       1.540        18,845
                                                                                2012   1.130       1.300        19,128
                                                                                2011   1.360       1.130        14,878
                                                                                2010   1.233       1.360        14,266
                                                                                2009   0.884       1.233        14,380
                                                                                2008   1.741       0.884        10,854
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2017   1.089       1.074         5,740
                                                                                2016   1.109       1.089         5,519
                                                                                2015   1.143       1.109         5,697
                                                                                2014   1.118       1.143         5,516
                                                                                2013   1.187       1.118         5,307
                                                                                2012   1.190       1.187         4,538
                                                                                2011   1.140       1.190         4,448
                                                                                2010   1.102       1.140         4,524
                                                                                2009   1.050       1.102         4,371
                                                                                2008   1.032       1.050         2,553
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.811       0.810            --
                                                                                2008   1.272       0.811            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Deutsche High Income Subaccount (Class B) (6/03)............................. 2008   1.144       1.127            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)............. 2008   1.757       1.689            --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.300       1.244            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.311       1.288            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.317       1.235            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.823       0.824            --
                                                                               2008   1.214       0.823       186,487
 Deutsche Money Market Subaccount (Class B) (7/03)............................ 2008   1.015       1.016            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.162       1.011            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)................. 2017   2.144       2.299        13,994
                                                                               2016   1.890       2.144        14,876
                                                                               2015   1.985       1.890        15,687
                                                                               2014   1.939       1.985        15,824
                                                                               2013   1.478       1.939        40,382
                                                                               2012   1.339       1.478        44,890
                                                                               2011   1.468       1.339        59,392
                                                                               2010   1.229       1.468        64,677
                                                                               2009   0.976       1.229        69,990
                                                                               2008   1.511       0.976        80,196
 Deutsche Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.134       1.132            --
 Deutsche Technology Subaccount (Class B) (7/03).............................. 2010   0.924       0.953            --
                                                                               2009   0.593       0.924        27,657
                                                                               2008   1.138       0.593        31,098
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.496       1.388            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...................... 2008   1.223       1.196            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2017   1.662       1.862         4,808
                                                                               2016   1.550       1.662         4,763
                                                                               2015   1.648       1.550         4,762
                                                                               2014   1.496       1.648         4,605
                                                                               2013   1.147       1.496        11,974
                                                                               2012   1.054       1.147        14,192
                                                                               2011   1.075       1.054        14,998
                                                                               2010   0.964       1.075        17,095
                                                                               2009   0.742       0.964        17,620
                                                                               2008   1.165       0.742        28,629
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.150       1.090            --



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(Reg. TM) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account Eleven for Variable Annuities and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                   AB GLOBAL           ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                THEMATIC GROWTH        APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             --------------------   -------------------   -------------------   --------------------
ASSETS:
   Investments at fair value...............  $            442,332   $         2,608,577   $         3,930,823   $        105,349,098
   Due from Brighthouse Life Insurance
     Company...............................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Assets........................               442,332             2,608,577             3,930,823            105,349,098
                                             --------------------   -------------------   -------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company...............................                    --                    --                    --                      4
                                             --------------------   -------------------   -------------------   --------------------
       Total Liabilities...................                    --                    --                    --                      4
                                             --------------------   -------------------   -------------------   --------------------

NET ASSETS.................................  $            442,332   $         2,608,577   $         3,930,823   $        105,349,094
                                             ====================   ===================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $            442,332   $         2,608,577   $         3,930,823   $        105,073,420
   Net assets from contracts in payout.....                    --                    --                    --                275,674
                                             --------------------   -------------------   -------------------   --------------------
       Total Net Assets....................  $            442,332   $         2,608,577   $         3,930,823   $        105,349,094
                                             ====================   ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                             AMERICAN FUNDS                                                      BHFTI
                                              GLOBAL SMALL       AMERICAN FUNDS        AMERICAN FUNDS       AMERICAN FUNDS
                                             CAPITALIZATION          GROWTH             GROWTH-INCOME     BALANCED ALLOCATION
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,857,993  $       249,883,944  $       201,327,960  $          5,335,264
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            1,857,993          249,883,944          201,327,960             5,335,264
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    9                   11                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                    9                   11                    --
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         1,857,993  $       249,883,935  $       201,327,949  $          5,335,264
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,853,955  $       249,181,029  $       200,569,160  $          5,335,264
   Net assets from contracts in payout..                4,038              702,906              758,789                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         1,857,993  $       249,883,935  $       201,327,949  $          5,335,264
                                          ===================  ===================  ===================  ====================


                                                  BHFTI               BHFTI                BHFTI                 BHFTI
                                             AMERICAN FUNDS      AMERICAN FUNDS          BLACKROCK            BRIGHTHOUSE
                                            GROWTH ALLOCATION  MODERATE ALLOCATION      HIGH YIELD       ASSET ALLOCATION 100
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,033,009  $         2,810,362  $        76,481,656  $         66,232,310
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            4,033,009            2,810,362           76,481,656            66,232,310
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   11                     5
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   11                     5
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         4,033,009  $         2,810,362  $        76,481,645  $         66,232,305
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,033,009  $         2,810,362  $        76,414,283  $         66,232,305
   Net assets from contracts in payout..                   --                   --               67,362                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         4,033,009  $         2,810,362  $        76,481,645  $         66,232,305
                                          ===================  ===================  ===================  ====================

                                                                       BHFTI
                                                 BHFTI             BRIGHTHOUSE/
                                              BRIGHTHOUSE        ABERDEEN EMERGING
                                            SMALL CAP VALUE       MARKETS EQUITY
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       107,003,107  $        41,689,527
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          107,003,107           41,689,527
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    7                   11
                                          -------------------  -------------------
       Total Liabilities................                    7                   11
                                          -------------------  -------------------

NET ASSETS..............................  $       107,003,100  $        41,689,516
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       106,793,091  $        41,596,279
   Net assets from contracts in payout..              210,009               93,237
                                          -------------------  -------------------
       Total Net Assets.................  $       107,003,100  $        41,689,516
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI                BHFTI
                                              BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI                BHFTI
                                               EATON VANCE          WELLINGTON         CLARION GLOBAL         CLEARBRIDGE
                                              FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE       AGGRESSIVE GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,892,039  $         39,712,655  $        58,000,550  $       501,767,726
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            2,892,039            39,712,655           58,000,550          501,767,726
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                     7                    6                   17
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                     7                    6                   17
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         2,892,037  $         39,712,648  $        58,000,544  $       501,767,709
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,879,458  $         39,591,469  $        57,844,107  $       500,417,162
   Net assets from contracts in payout..               12,579               121,179              156,437            1,350,547
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         2,892,037  $         39,712,648  $        58,000,544  $       501,767,709
                                          ===================  ====================  ===================  ===================


                                                 BHFTI                                      BHFTI                BHFTI
                                            HARRIS OAKMARK             BHFTI               INVESCO             JPMORGAN
                                             INTERNATIONAL       INVESCO COMSTOCK     SMALL CAP GROWTH      SMALL CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        64,343,040  $       182,616,269  $         14,475,763  $        11,367,611
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           64,343,040          182,616,269            14,475,763           11,367,611
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   11                   13                    10                  242
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   11                   13                    10                  242
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        64,343,029  $       182,616,256  $         14,475,753  $        11,367,369
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        64,222,936  $       181,698,368  $         14,416,236  $        11,349,350
   Net assets from contracts in payout..              120,093              917,888                59,517               18,019
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        64,343,029  $       182,616,256  $         14,475,753  $        11,367,369
                                          ===================  ===================  ====================  ===================


                                                  BHFTI                BHFTI
                                              LOOMIS SAYLES     METLIFE MULTI-INDEX
                                             GLOBAL MARKETS        TARGETED RISK
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       137,653,582  $            96,752
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          137,653,582               96,752
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    4                   --
                                          -------------------  --------------------
       Total Liabilities................                    4                   --
                                          -------------------  --------------------

NET ASSETS..............................  $       137,653,578  $            96,752
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       137,323,319  $            96,752
   Net assets from contracts in payout..              330,259                   --
                                          -------------------  --------------------
       Total Net Assets.................  $       137,653,578  $            96,752
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                   BHFTI                BHFTI                BHFTI                BHFTI
                                               MFS RESEARCH        MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        59,333,844  $         9,509,069  $      345,629,140  $        44,339,892
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................           59,333,844            9,509,069         345,629,140           44,339,892
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   10                    4                  35                    6
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   10                    4                  35                    6
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $        59,333,834  $         9,509,065  $      345,629,105  $        44,339,886
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        59,039,444  $         9,459,363  $      345,179,784  $        44,151,769
   Net assets from contracts in payout....              294,390               49,702             449,321              188,117
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $        59,333,834  $         9,509,065  $      345,629,105  $        44,339,886
                                            ===================  ===================  ==================  ===================

                                                   BHFTI                BHFTI                BHFTI
                                                   PIMCO          SCHRODERS GLOBAL        SSGA GROWTH             BHFTI
                                               TOTAL RETURN        MULTI-ASSET II       AND INCOME ETF       SSGA GROWTH ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       163,277,029  $           39,912  $       110,308,883  $       148,452,973
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          163,277,029              39,912          110,308,883          148,452,973
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    6                  --                   --                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    6                  --                   --                    1
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       163,277,023  $           39,912  $       110,308,883  $       148,452,972
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       162,464,755  $           39,912  $       110,308,883  $       148,452,972
   Net assets from contracts in payout....              812,268                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       163,277,023  $           39,912  $       110,308,883  $       148,452,972
                                            ===================  ==================  ===================  ===================

                                                    BHFTI               BHFTI
                                                T. ROWE PRICE       T. ROWE PRICE
                                               LARGE CAP VALUE     MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       375,859,449  $         1,483,224
   Due from Brighthouse Life Insurance
     Company..............................                1,408                   --
                                            -------------------  -------------------
       Total Assets.......................          375,860,857            1,483,224
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                   --                    2
                                            -------------------  -------------------

NET ASSETS................................  $       375,860,857  $         1,483,222
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       374,475,441  $         1,483,222
   Net assets from contracts in payout....            1,385,416                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       375,860,857  $         1,483,222
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI              BHFTII                BHFTII               BHFTII
                                            VICTORY SYCAMORE        BLACKROCK             BLACKROCK        BLACKROCK ULTRA-
                                              MID CAP VALUE        BOND INCOME      CAPITAL APPRECIATION    SHORT TERM BOND
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        37,197,602  $       121,551,865  $        191,718,120  $       181,229,946
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           37,197,602          121,551,865           191,718,120          181,229,946
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    8                   19                    15                   21
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                    8                   19                    15                   21
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        37,197,594  $       121,551,846  $        191,718,105  $       181,229,925
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        37,000,318  $       120,886,852  $        190,267,033  $       180,423,282
   Net assets from contracts in payout..              197,276              664,994             1,451,072              806,643
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        37,197,594  $       121,551,846  $        191,718,105  $       181,229,925
                                          ===================  ===================  ====================  ===================


                                                 BHFTII               BHFTII                BHFTII                BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                           ASSET ALLOCATION 20  ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         18,176,796  $        63,546,576  $        453,115,640  $        622,556,301
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................            18,176,796           63,546,576           453,115,640           622,556,301
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     9                    8                     8                     6
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     9                    8                     8                     6
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         18,176,787  $        63,546,568  $        453,115,632  $        622,556,295
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         17,955,585  $        63,518,702  $        453,037,211  $        622,505,415
   Net assets from contracts in payout..               221,202               27,866                78,421                50,880
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         18,176,787  $        63,546,568  $        453,115,632  $        622,556,295
                                          ====================  ===================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                                 BHFTII              DIMENSIONAL
                                           BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,833,989   $            802,656
   Due from Brighthouse Life Insurance
     Company............................                   --                     --
                                          --------------------  --------------------
        Total Assets....................            1,833,989                802,656
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                      1
                                          --------------------  --------------------
        Total Liabilities...............                   --                      1
                                          --------------------  --------------------

NET ASSETS..............................  $         1,833,989   $            802,655
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,789,155   $            802,655
   Net assets from contracts in payout..               44,834                     --
                                          --------------------  --------------------
        Total Net Assets................  $         1,833,989   $            802,655
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                BHFTII                BHFTII
                                             BRIGHTHOUSE/          BRIGHTHOUSE/            BHFTII
                                              WELLINGTON          WELLINGTON CORE         FRONTIER              BHFTII
                                               BALANCED        EQUITY OPPORTUNITIES    MID CAP GROWTH       JENNISON GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       239,161,039  $       120,932,400   $        77,610,269  $       405,643,367
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          239,161,039          120,932,400            77,610,269          405,643,367
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                   17                    12                    8
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                   17                    12                    8
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       239,161,037  $       120,932,383   $        77,610,257  $       405,643,359
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       238,548,389  $       120,331,133   $        77,216,726  $       405,193,101
   Net assets from contracts in payout..              612,648              601,250               393,531              450,258
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       239,161,037  $       120,932,383   $        77,610,257  $       405,643,359
                                          ===================  ====================  ===================  ===================


                                                BHFTII               BHFTII                BHFTII               BHFTII
                                             LOOMIS SAYLES      METLIFE AGGREGATE      METLIFE MID CAP          METLIFE
                                            SMALL CAP CORE         BOND INDEX            STOCK INDEX        MSCI EAFE INDEX
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            1,468,973           57,551,248           19,314,230            52,579,273
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,468,973  $        57,483,465  $        19,314,230  $         52,545,107
   Net assets from contracts in payout..                   --               67,783                   --                34,166
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
                                          ===================  ===================  ===================  ====================


                                                BHFTII                BHFTII
                                                METLIFE               METLIFE
                                          RUSSELL 2000 INDEX        STOCK INDEX
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       112,322,155  $       884,599,204
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          112,322,155          884,599,204
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                   40
                                          -------------------  -------------------
       Total Liabilities................                    1                   40
                                          -------------------  -------------------

NET ASSETS..............................  $       112,322,154  $       884,599,164
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       112,281,738  $       880,916,082
   Net assets from contracts in payout..               40,416            3,683,082
                                          -------------------  -------------------
       Total Net Assets.................  $       112,322,154  $       884,599,164
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017




                                                                                                                BHFTII
                                                 BHFTII               BHFTII               BHFTII          NEUBERGER BERMAN
                                            MFS TOTAL RETURN       MFS VALUE II           MFS VALUE             GENESIS
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       336,697,109  $          8,599,273  $       128,018,055  $        59,769,326
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                  130
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          336,697,109             8,599,273          128,018,055           59,769,456
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   27                     5                   30                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   27                     5                   30                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       336,697,082  $          8,599,268  $       128,018,025  $        59,769,456
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       334,700,452  $          8,599,268  $       127,549,491  $        59,706,481
   Net assets from contracts in payout..            1,996,630                    --              468,534               62,975
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       336,697,082  $          8,599,268  $       128,018,025  $        59,769,456
                                          ===================  ====================  ===================  ===================

                                                                                           BHFTII
                                                                                        WESTERN ASSET           BHFTII
                                                BHFTII                BHFTII             MANAGEMENT          WESTERN ASSET
                                             T. ROWE PRICE         T. ROWE PRICE       STRATEGIC BOND         MANAGEMENT
                                           LARGE CAP GROWTH      SMALL CAP GROWTH       OPPORTUNITIES       U.S. GOVERNMENT
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        63,630,995  $       118,103,926  $        161,437,615  $        68,510,033
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           63,630,995          118,103,926           161,437,615           68,510,033
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   17                    8                    24                    5
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   17                    8                    24                    5
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        63,630,978  $       118,103,918  $        161,437,591  $        68,510,028
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        62,862,339  $       118,037,394  $        160,698,509  $        68,291,591
   Net assets from contracts in payout..              768,639               66,524               739,082              218,437
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        63,630,978  $       118,103,918  $        161,437,591  $        68,510,028
                                          ===================  ===================  ====================  ===================



                                                                     DEUTSCHE II
                                                DELAWARE            GOVERNMENT &
                                           VIP SMALL CAP VALUE    AGENCY SECURITIES
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        11,407,244   $         1,729,538
   Due from Brighthouse Life Insurance
     Company............................                    1                    --
                                          --------------------  -------------------
       Total Assets.....................           11,407,245             1,729,538
                                          --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                     2
                                          --------------------  -------------------
       Total Liabilities................                   --                     2
                                          --------------------  -------------------

NET ASSETS..............................  $        11,407,245   $         1,729,536
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        11,407,245   $         1,729,536
   Net assets from contracts in payout..                   --                    --
                                          --------------------  -------------------
       Total Net Assets.................  $        11,407,245   $         1,729,536
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                   FIDELITY
                                               DEUTSCHE II       DREYFUS SUSTAINABLE         FIDELITY             VIP DYNAMIC
                                           SMALL MID CAP VALUE       U.S. EQUITY          VIP CONTRAFUND     CAPITAL APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,107,173  $             553,728  $        212,284,348  $          1,870,224
   Due from Brighthouse Life Insurance
     Company............................                    --                     --                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................             4,107,173                553,728           212,284,348             1,870,224
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     7                     --                    10                     2
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     7                     --                    10                     2
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $          4,107,166  $             553,728  $        212,284,338  $          1,870,222
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,107,166  $             553,728  $        211,893,580  $          1,870,222
   Net assets from contracts in payout..                    --                     --               390,758                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $          4,107,166  $             553,728  $        212,284,338  $          1,870,222
                                          ====================  =====================  ====================  ====================


                                                FIDELITY              FIDELITY             FIDELITY               FIDELITY
                                            VIP EQUITY-INCOME     VIP FREEDOM 2020     VIP FREEDOM 2025       VIP FREEDOM 2030
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        235,072,081  $            321,970  $            339,960  $            540,637
   Due from Brighthouse Life Insurance
     Company............................                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           235,072,085               321,970               339,960               540,637
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        235,072,085  $            321,970  $            339,959  $            540,637
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        234,701,886  $            321,970  $            339,959  $            540,637
   Net assets from contracts in payout..               370,199                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        235,072,085  $            321,970  $            339,959  $            540,637
                                          ====================  ====================  ====================  ====================


                                                FIDELITY               FIDELITY
                                            VIP FREEDOM 2040       VIP FREEDOM 2050
                                               SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $            126,195  $             114,743
   Due from Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................               126,195                114,743
                                          --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Liabilities...............                    --                     --
                                          --------------------  ---------------------

NET ASSETS..............................  $            126,195  $             114,743
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            126,195  $             114,743
   Net assets from contracts in payout..                    --                     --
                                          --------------------  ---------------------
        Total Net Assets................  $            126,195  $             114,743
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                FIDELITY
                                                   VIP               FIDELITY              FIDELITY          FTVIPT FRANKLIN
                                            FUNDSMANAGER 60%      VIP HIGH INCOME         VIP MID CAP          INCOME VIP
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        651,221,431  $        18,374,733  $        263,863,760  $        19,075,863
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           651,221,431           18,374,733           263,863,760           19,075,863
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    20                    3                    10                    5
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    20                    3                    10                    5
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        651,221,411  $        18,374,730  $        263,863,750  $        19,075,858
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        651,221,411  $        18,347,339  $        263,159,214  $        19,060,621
   Net assets from contracts in payout..                    --               27,391               704,536               15,237
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        651,221,411  $        18,374,730  $        263,863,750  $        19,075,858
                                          ====================  ===================  ====================  ===================

                                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                            FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP          DEVELOPING
                                           MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP            MARKETS VIP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        14,138,170  $         14,883,767  $        24,229,250  $         19,036,972
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                    27
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           14,138,170            14,883,767           24,229,250            19,036,999
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                   146                    8                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    1                   146                    8                    --
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        14,138,169  $         14,883,621  $        24,229,242  $         19,036,999
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,121,831  $         14,883,621  $        24,162,282  $         19,035,915
   Net assets from contracts in payout..               16,338                    --               66,960                 1,084
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        14,138,169  $         14,883,621  $        24,229,242  $         19,036,999
                                          ===================  ====================  ===================  ====================


                                           FTVIPT TEMPLETON        INVESCO V.I.
                                              FOREIGN VIP            COMSTOCK
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        55,918,441  $         4,984,347
   Due from Brighthouse Life Insurance
     Company............................                   --                   42
                                          -------------------  -------------------
       Total Assets.....................           55,918,441            4,984,389
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    5                   --
                                          -------------------  -------------------
       Total Liabilities................                    5                   --
                                          -------------------  -------------------

NET ASSETS..............................  $        55,918,436  $         4,984,389
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        55,793,674  $         4,851,666
   Net assets from contracts in payout..              124,762              132,723
                                          -------------------  -------------------
       Total Net Assets.................  $        55,918,436  $         4,984,389
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                            INVESCO V.I.
                                              INVESCO V.I.           INVESCO V.I.            GOVERNMENT           INVESCO V.I.
                                          DIVERSIFIED DIVIDEND     EQUITY AND INCOME         SECURITIES        MANAGED VOLATILITY
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $           1,111,693  $         49,006,572  $           6,969,661  $          1,387,714
   Due from Brighthouse Life Insurance
     Company............................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................              1,111,693            49,006,572              6,969,661             1,387,714
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                      3                    --                      2                     3
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      3                    --                      2                     3
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $           1,111,690  $         49,006,572  $           6,969,659  $          1,387,711
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           1,081,964  $         48,947,922  $           6,852,685  $          1,387,711
   Net assets from contracts in payout..                 29,726                58,650                116,974                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $           1,111,690  $         49,006,572  $           6,969,659  $          1,387,711
                                          =====================  ====================  =====================  ====================


                                              INVESCO V.I.         JANUS HENDERSON        JANUS HENDERSON        JANUS HENDERSON
                                              S&P 500 INDEX          ENTERPRISE           GLOBAL RESEARCH           OVERSEAS
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,832,641  $          13,908,208  $            578,062  $          33,244,470
   Due from Brighthouse Life Insurance
     Company............................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................             1,832,641             13,908,208               578,062             33,244,470
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                      6                    30                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                    --                      6                    30                     --
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $          1,832,641  $          13,908,202  $            578,032  $          33,244,470
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,797,035  $          13,832,258  $            578,032  $          33,175,856
   Net assets from contracts in payout..                35,606                 75,944                    --                 68,614
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $          1,832,641  $          13,908,202  $            578,032  $          33,244,470
                                          ====================  =====================  ====================  =====================

                                                 LMPVET                 LMPVET
                                          CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH        APPRECIATION
                                               SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        336,447,652  $         257,501,926
   Due from Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................           336,447,652            257,501,926
                                          --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     6                      6
                                          --------------------  ---------------------
        Total Liabilities...............                     6                      6
                                          --------------------  ---------------------

NET ASSETS..............................  $        336,447,646  $         257,501,920
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        335,372,328  $         256,863,291
   Net assets from contracts in payout..             1,075,318                638,629
                                          --------------------  ---------------------
        Total Net Assets................  $        336,447,646  $         257,501,920
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $        92,746,221   $        98,400,595   $       113,614,597   $        32,116,053
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................            92,746,221            98,400,595           113,614,597            32,116,053
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    13                    14                    13                     6
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    13                    14                    13                     6
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $        92,746,208   $        98,400,581   $       113,614,584   $        32,116,047
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        92,185,793   $        97,826,272   $       112,602,776   $        31,918,950
   Net assets from contracts in payout....               560,415               574,309             1,011,808               197,097
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $        92,746,208   $        98,400,581   $       113,614,584   $        32,116,047
                                            ====================  ====================  ====================  ====================


                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE       QS VARIABLE           QS VARIABLE          QS VARIABLE
                                              SMALL CAP GROWTH     CONSERVATIVE GROWTH         GROWTH           MODERATE GROWTH
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        47,414,507   $        43,196,195   $        21,581,386  $        29,571,019
   Due from Brighthouse Life Insurance
     Company..............................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Assets.......................           47,414,507            43,196,195            21,581,386           29,571,019
                                            --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    7                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    7                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $        47,414,500   $        43,196,195   $        21,581,386  $        29,571,019
                                            ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        47,211,450   $        42,802,048   $        21,575,192  $        29,552,573
   Net assets from contracts in payout....              203,050               394,147                 6,194               18,446
                                            --------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $        47,414,500   $        43,196,195   $        21,581,386  $        29,571,019
                                            ====================  ====================  ===================  ===================

                                                                       LMPVIT
                                                  LMPVIT            WESTERN ASSET
                                               WESTERN ASSET       VARIABLE GLOBAL
                                                 CORE PLUS         HIGH YIELD BOND
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        56,825,313  $         5,506,598
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           56,825,313            5,506,598
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    7                    3
                                            -------------------  -------------------
       Total Liabilities..................                    7                    3
                                            -------------------  -------------------

NET ASSETS................................  $        56,825,306  $         5,506,595
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        56,501,544  $         5,396,043
   Net assets from contracts in payout....              323,762              110,552
                                            -------------------  -------------------
       Total Net Assets...................  $        56,825,306  $         5,506,595
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                                                                            TAP 1919 VARIABLE
                                             MORGAN STANLEY          PIONEER VCT           PIONEER VCT     SOCIALLY RESPONSIVE
                                            MULTI CAP GROWTH        MID CAP VALUE      REAL ESTATE SHARES       BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            843,506  $         19,106,039  $         6,348,580  $        35,135,410
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................               843,506            19,106,039            6,348,580           35,135,410
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     3                     3                    3                    5
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     3                     3                    3                    5
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $            843,503  $         19,106,036  $         6,348,577  $        35,135,405
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            843,503  $         19,106,036  $         6,348,577  $        35,115,726
   Net assets from contracts in payout..                    --                    --                   --               19,679
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $            843,503  $         19,106,036  $         6,348,577  $        35,135,405
                                          ====================  ====================  ===================  ===================



                                              VIF GROWTH
                                              SUBACCOUNT
                                          -------------------
ASSETS:
   Investments at fair value............  $         7,108,203
   Due from Brighthouse Life Insurance
     Company............................                   --
                                          -------------------
        Total Assets....................            7,108,203
                                          -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    3
                                          -------------------
        Total Liabilities...............                    3
                                          -------------------

NET ASSETS..............................  $         7,108,200
                                          ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         6,999,825
   Net assets from contracts in payout..              108,375
                                          -------------------
        Total Net Assets................  $         7,108,200
                                          ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   AB GLOBAL          ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                THEMATIC GROWTH       APPRECIATION              BOND            GLOBAL GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              1,175  $                --  $            76,946  $           652,975
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,453               45,729               60,995            1,537,434
      Administrative charges...............                   631                3,880                6,408              134,455
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................                 7,084               49,609               67,403            1,671,889
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               (5,909)             (49,609)                9,543          (1,018,914)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              161,772               60,846            3,048,556
      Realized gains (losses) on sale of
        investments........................                32,263              143,577                1,587            3,978,177
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                32,263              305,349               62,433            7,026,733
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                97,342              392,106               17,957           19,995,813
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               129,605              697,455               80,390           27,022,546
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            123,696  $           647,846  $            89,933  $        26,003,632
                                             ====================  ===================  ===================  ===================

                                               AMERICAN FUNDS                                                        BHFTI
                                                GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                               CAPITALIZATION           GROWTH             GROWTH-INCOME      BALANCED ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             7,777  $         1,185,937  $          2,672,607  $            85,982
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,510            3,860,343             3,257,801               39,313
      Administrative charges...............                2,694              328,041               281,051                  385
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................               29,204            4,188,384             3,538,852               39,698
                                             -------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (21,427)          (3,002,447)             (866,245)               46,284
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           23,081,661            12,683,184              288,811
      Realized gains (losses) on sale of
        investments........................               38,992            7,887,926             5,881,699               27,081
                                             -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               38,992           30,969,587            18,564,883              315,892
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              368,317           27,794,157            18,662,227              426,208
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              407,309           58,763,744            37,227,110              742,100
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           385,882  $        55,761,297  $         36,360,865  $           788,384
                                             ===================  ===================  ====================  ====================

                                                     BHFTI               BHFTI
                                                AMERICAN FUNDS      AMERICAN FUNDS
                                               GROWTH ALLOCATION  MODERATE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            54,694  $            61,019
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               31,011               28,053
      Administrative charges...............                  878                  756
                                             -------------------  -------------------
        Total expenses.....................               31,889               28,809
                                             -------------------  -------------------
           Net investment income (loss)....               22,805               32,210
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              280,032              149,529
      Realized gains (losses) on sale of
        investments........................              (6,177)              (4,312)
                                             -------------------  -------------------
           Net realized gains (losses).....              273,855              145,217
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              438,985              173,715
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              712,840              318,932
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           735,645  $           351,142
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                     BHFTI
                                                     BHFTI                BHFTI                BHFTI             BRIGHTHOUSE/
                                                   BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE        ABERDEEN EMERGING
                                                  HIGH YIELD      ASSET ALLOCATION 100    SMALL CAP VALUE       MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,475,049   $           765,897  $           982,683  $           472,433
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,090,856               741,815            1,487,552              706,117
      Administrative charges...............               60,934                 3,442               65,460               58,108
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,151,790               745,257            1,553,012              764,225
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            3,323,259                20,640            (570,329)            (291,792)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             3,405,590            3,850,430                   --
      Realized gains (losses) on sale of
        investments........................            (506,659)               698,508              640,168              305,206
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            (506,659)             4,104,098            4,490,598              305,206
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,277,873             7,919,778            6,292,071            9,301,961
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,771,214            12,023,876           10,782,669            9,607,167
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,094,473   $        12,044,516  $        10,212,340  $         9,315,375
                                             ===================  ====================  ===================  ===================

                                                     BHFTI                BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI                 BHFTI
                                                  EATON VANCE          WELLINGTON         CLARION GLOBAL          CLEARBRIDGE
                                                 FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           103,791  $            368,156  $         2,122,261  $         4,692,243
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               47,296               541,248              809,777            6,166,197
      Administrative charges...............                4,174                50,747               46,824               76,243
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               51,470               591,995              856,601            6,242,440
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....               52,321             (223,839)            1,265,660          (1,550,197)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             1,421,844                   --                   --
      Realized gains (losses) on sale of
        investments........................              (3,783)             1,321,143            (324,910)           12,065,172
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              (3,783)             2,742,987            (324,910)           12,065,172
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                1,136             4,513,904            4,214,712           68,627,956
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (2,647)             7,256,891            3,889,802           80,693,128
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            49,674  $          7,033,052  $         5,155,462  $        79,142,931
                                             ===================  ====================  ===================  ===================


                                                     BHFTI
                                                HARRIS OAKMARK             BHFTI
                                                 INTERNATIONAL       INVESCO COMSTOCK
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,068,207  $         4,006,838
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               876,658            2,719,238
      Administrative charges...............                58,997              250,451
                                             --------------------  -------------------
        Total expenses.....................               935,655            2,969,689
                                             --------------------  -------------------
           Net investment income (loss)....               132,552            1,037,149
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            5,253,534
      Realized gains (losses) on sale of
        investments........................               566,818            8,701,205
                                             --------------------  -------------------
           Net realized gains (losses).....               566,818           13,954,739
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            14,199,306           11,464,316
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            14,766,124           25,419,055
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         14,898,676  $        26,456,204
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI                BHFTI                BHFTI
                                                   INVESCO             JPMORGAN           LOOMIS SAYLES     METLIFE MULTI-INDEX
                                              SMALL CAP GROWTH      SMALL CAP VALUE      GLOBAL MARKETS        TARGETED RISK
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           151,393  $         2,149,955  $             1,275
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              212,260              171,426            1,664,449                  690
      Administrative charges...............               11,825                7,991                  974                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              224,085              179,417            1,665,423                  690
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (224,085)             (28,024)              484,532                  585
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,362,025              544,506              573,321                2,322
      Realized gains (losses) on sale of
        investments........................            (153,612)              267,100            5,168,812                1,190
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,208,413              811,606            5,742,133                3,512
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,862,628            (575,087)           19,997,440                7,893
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,071,041              236,519           25,739,573               11,405
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,956  $           208,495  $        26,224,105  $            11,990
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                BHFTI                BHFTI                BHFTI
                                                 MFS RESEARCH        MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                                 INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,011,694  $            23,615  $         3,388,680  $           821,719
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              805,366              150,557            4,334,852              703,459
      Administrative charges...............               64,867               12,758              134,017               44,514
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              870,233              163,315            4,468,869              747,973
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              141,461            (139,700)          (1,080,189)               73,746
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................              242,363              583,289           12,637,365            (817,526)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              242,363              583,289           12,637,365            (817,526)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,995,965            2,285,873           84,057,197            1,722,271
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,238,328            2,869,162           96,694,562              904,745
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,379,789  $         2,729,462  $        95,614,373  $           978,491
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                     PIMCO          SCHRODERS GLOBAL
                                                 TOTAL RETURN        MULTI-ASSET II
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,988,305  $               365
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,628,699                  273
      Administrative charges...............              185,379                   --
                                             -------------------  -------------------
        Total expenses.....................            2,814,078                  273
                                             -------------------  -------------------
          Net investment income (loss).....              174,227                   92
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              851,667                    3
      Realized gains (losses) on sale of
        investments........................               35,407                  310
                                             -------------------  -------------------
          Net realized gains (losses)......              887,074                  313
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,696,672                4,549
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,583,746                4,862
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,757,973  $             4,954
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                                     BHFTI                BHFTI
                                                 SSGA GROWTH             BHFTI            T. ROWE PRICE        T. ROWE PRICE
                                               AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,621,379  $         2,989,902  $         7,598,777  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,344,106            1,778,307            5,268,843               24,576
      Administrative charges...............                   --                   --              410,603                2,114
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,344,106            1,778,307            5,679,446               26,690
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,277,273            1,211,595            1,919,331             (26,690)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              328,814            1,506,816           31,013,995              129,004
      Realized gains (losses) on sale of
        investments........................              891,638            1,501,601            5,152,935               17,316
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,220,452            3,008,417           36,166,930              146,320
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,013,625           19,535,037           14,331,993              169,543
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,234,077           22,543,454           50,498,923              315,863
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        14,511,350  $        23,755,049  $        52,418,254  $           289,173
                                             ===================  ===================  ===================  ===================

                                                    BHFTI               BHFTII                BHFTII                BHFTII
                                              VICTORY SYCAMORE         BLACKROCK             BLACKROCK         BLACKROCK ULTRA-
                                                MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION     SHORT TERM BOND
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           367,033  $         3,903,821   $           183,055  $           584,085
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              649,625            1,810,422             2,292,938            2,712,121
      Administrative charges...............               53,912              122,383               178,966              205,515
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              703,537            1,932,805             2,471,904            2,917,636
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (336,504)            1,971,016           (2,288,849)          (2,333,551)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --             4,194,964                3,980
      Realized gains (losses) on sale of
        investments........................              463,002              202,500            10,047,202              265,984
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              463,002              202,500            14,242,166              269,964
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,612,884              988,543            37,826,058              784,408
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,075,886            1,191,043            52,068,224            1,054,372
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,739,382  $         3,162,059   $        49,779,375  $       (1,279,179)
                                             ===================  ===================  ====================  ===================

                                                    BHFTII                BHFTII
                                                  BRIGHTHOUSE           BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           411,506   $         1,344,080
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              281,404               879,780
      Administrative charges...............               14,024                26,309
                                             --------------------  --------------------
        Total expenses.....................              295,428               906,089
                                             --------------------  --------------------
          Net investment income (loss).....              116,078               437,991
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              319,053             2,105,534
      Realized gains (losses) on sale of
        investments........................            (158,221)                97,494
                                             --------------------  --------------------
          Net realized gains (losses)......              160,832             2,203,028
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              750,335             3,214,245
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              911,167             5,417,273
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,027,245   $         5,855,264
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                              BHFTII BRIGHTHOUSE/
                                                   BHFTII                BHFTII                BHFTII             DIMENSIONAL
                                                 BRIGHTHOUSE           BRIGHTHOUSE       BRIGHTHOUSE/ARTISAN     INTERNATIONAL
                                             ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE        SMALL COMPANY
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         7,937,616  $          9,229,792  $              8,695  $            10,987
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,350,453             9,397,946                27,869               12,052
      Administrative charges...............              182,477               382,859                 2,631                  966
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            6,532,930             9,780,805                30,500               13,018
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            1,404,686             (551,013)              (21,805)              (2,031)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,227,118            32,688,848                    --               25,308
      Realized gains (losses) on sale of
        investments........................            1,670,586             3,296,333                46,528                  668
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           19,897,704            35,985,181                46,528               25,976
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           34,951,811            59,654,478               153,258              131,765
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           54,849,515            95,639,659               199,786              157,741
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        56,254,201  $         95,088,646  $            177,981  $           155,710
                                             ===================  ====================  ====================  ===================

                                                    BHFTII                BHFTII
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                                  WELLINGTON          WELLINGTON CORE          FRONTIER               BHFTII
                                                   BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH        JENNISON GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,542,741   $         1,743,053  $                 --  $         1,074,228
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,972,517             1,862,680             1,007,248            4,809,878
      Administrative charges...............                13,031               146,565                92,032               79,810
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................             2,985,548             2,009,245             1,099,280            4,889,688
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             1,557,193             (266,192)           (1,099,280)          (3,815,460)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,708,193             4,471,868             1,842,448           26,403,740
      Realized gains (losses) on sale of
        investments........................             4,772,932             (175,963)             2,540,585            7,348,183
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            10,481,125             4,295,905             4,383,033           33,751,923
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            18,461,311            14,781,315            12,629,914           82,465,289
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            28,942,436            19,077,220            17,012,947          116,217,212
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         30,499,629   $        18,811,028  $         15,913,667  $       112,401,752
                                             ====================  ====================  ====================  ===================


                                                   BHFTII                BHFTII
                                                LOOMIS SAYLES       METLIFE AGGREGATE
                                               SMALL CAP CORE          BOND INDEX
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               497  $          1,763,608
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               19,180               712,650
      Administrative charges...............                1,524                     5
                                             -------------------  --------------------
        Total expenses.....................               20,704               712,655
                                             -------------------  --------------------
           Net investment income (loss)....             (20,207)             1,050,953
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               48,381                    --
      Realized gains (losses) on sale of
        investments........................                7,394                18,525
                                             -------------------  --------------------
           Net realized gains (losses).....               55,775                18,525
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              108,713               177,405
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              164,488               195,930
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           144,281  $          1,246,883
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTII               BHFTII               BHFTII               BHFTII
                                                METLIFE MID CAP          METLIFE              METLIFE              METLIFE
                                                  STOCK INDEX        MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           249,064  $         1,359,114  $         1,337,516  $        14,945,550
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              223,836              583,888            1,310,418           10,372,157
      Administrative charges...............                   --                1,058                3,779              125,578
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              223,836              584,946            1,314,197           10,497,735
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               25,228              774,168               23,319            4,447,815
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,152,316                   --            4,387,261           23,740,960
      Realized gains (losses) on sale of
        investments........................              523,891            (765,699)            4,362,850           30,518,263
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,676,207            (765,699)            8,750,111           54,259,223
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              811,175           10,532,464            5,073,819           96,971,350
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,487,382            9,766,765           13,823,930          151,230,573
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,512,610  $        10,540,933  $        13,847,249  $       155,678,388
                                             ===================  ===================  ===================  ===================

                                                                                                                   BHFTII
                                                   BHFTII               BHFTII               BHFTII           NEUBERGER BERMAN
                                              MFS TOTAL RETURN       MFS VALUE II           MFS VALUE              GENESIS
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,055,104  $           247,741  $         2,566,512  $           224,420
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,682,986              147,428            1,844,873              792,967
      Administrative charges...............              331,077               11,593              118,134               37,529
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,014,063              159,021            1,963,007              830,496
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            3,041,041               88,720              603,505            (606,076)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,978,351                   --            7,694,981            4,906,857
      Realized gains (losses) on sale of
        investments........................            8,514,263            (282,681)            1,661,129            3,496,141
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           26,492,614            (282,681)            9,356,110            8,402,998
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,916,760              633,774            9,110,481               76,687
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           31,409,374              351,093           18,466,591            8,479,685
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        34,450,415  $           439,813  $        19,070,096  $         7,873,609
                                             ===================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                 T. ROWE PRICE        T. ROWE PRICE
                                               LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            60,009  $            81,199
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              864,273            1,414,340
      Administrative charges...............               65,937               38,916
                                             -------------------  -------------------
        Total expenses.....................              930,210            1,453,256
                                             -------------------  -------------------
          Net investment income (loss).....            (870,201)          (1,372,057)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,579,388            7,028,791
      Realized gains (losses) on sale of
        investments........................            1,777,216            3,744,610
                                             -------------------  -------------------
          Net realized gains (losses)......            5,356,604           10,773,401
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,491,916           12,095,603
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           16,848,520           22,869,004
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,978,319  $        21,496,947
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTII
                                                 WESTERN ASSET           BHFTII
                                                  MANAGEMENT          WESTERN ASSET                                 DEUTSCHE II
                                                STRATEGIC BOND         MANAGEMENT              DELAWARE            GOVERNMENT &
                                                 OPPORTUNITIES       U.S. GOVERNMENT      VIP SMALL CAP VALUE    AGENCY SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         6,460,903  $          1,907,958  $             95,974  $             44,066
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,532,477               887,646                72,352                36,697
      Administrative charges................              214,152                58,134                    27                 2,987
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            2,746,629               945,780                72,379                39,684
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            3,714,274               962,178                23,595                 4,382
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --               386,107                    --
      Realized gains (losses) on sale of
        investments.........................            1,676,804             (237,206)               300,922              (54,999)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,676,804             (237,206)               687,029              (54,999)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            5,056,568             (274,918)               472,927                38,670
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            6,733,372             (512,124)             1,159,956              (16,329)
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        10,447,646  $            450,054  $          1,183,551  $           (11,947)
                                              ===================  ====================  ====================  ====================




                                                   DEUTSCHE II       DREYFUS SUSTAINABLE        FIDELITY
                                               SMALL MID CAP VALUE       U.S. EQUITY         VIP CONTRAFUND
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             15,570  $              4,859  $          1,629,991
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                75,598                10,116             2,823,529
      Administrative charges................                 6,159                   774               123,951
                                              --------------------  --------------------  --------------------
        Total expenses......................                81,757                10,890             2,947,480
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....              (66,187)               (6,031)           (1,317,489)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                93,091                34,440            11,358,304
      Realized gains (losses) on sale of
        investments.........................               111,839                 7,495             6,846,016
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               204,930                41,935            18,204,320
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               176,609                26,576            21,049,279
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               381,539                68,511            39,253,599
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            315,352  $             62,480  $         37,936,110
                                              ====================  ====================  ====================



                                                     FIDELITY
                                                    VIP DYNAMIC            FIDELITY             FIDELITY
                                               CAPITAL APPRECIATION    VIP EQUITY-INCOME    VIP FREEDOM 2020
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             11,260   $         3,885,316  $             3,906
                                              ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                23,638             2,909,404                2,298
      Administrative charges................                 1,475                 7,901                   --
                                              ---------------------  -------------------  -------------------
        Total expenses......................                25,113             2,917,305                2,298
                                              ---------------------  -------------------  -------------------
           Net investment income (loss).....              (13,853)               968,011                1,608
                                              ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               121,385             4,837,881                8,739
      Realized gains (losses) on sale of
        investments.........................               116,840             2,274,502               23,103
                                              ---------------------  -------------------  -------------------
           Net realized gains (losses)......               238,225             7,112,383               31,842
                                              ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               133,019            17,246,984                6,909
                                              ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               371,244            24,359,367               38,751
                                              ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            357,391   $        25,327,378  $            40,359
                                              =====================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    FIDELITY             FIDELITY              FIDELITY              FIDELITY
                                                VIP FREEDOM 2025     VIP FREEDOM 2030      VIP FREEDOM 2040      VIP FREEDOM 2050
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,983  $             5,849  $              1,105  $                846
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 2,916                3,195                   936                   494
      Administrative charges................                    --                   --                    --                    --
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................                 2,916                3,195                   936                   494
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                 1,067                2,654                   169                   352
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 9,508               20,767                 2,808                 1,813
      Realized gains (losses) on sale of
        investments.........................                16,722               10,556                   283                   817
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                26,230               31,323                 3,091                 2,630
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                28,142               42,316                15,100                 7,705
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                54,372               73,639                18,191                10,335
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             55,439  $            76,293  $             18,360  $             10,687
                                              ====================  ===================  ====================  ====================

                                                    FIDELITY
                                                       VIP                FIDELITY              FIDELITY          FTVIPT FRANKLIN
                                                FUNDSMANAGER 60%       VIP HIGH INCOME         VIP MID CAP          INCOME VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          6,855,798  $            985,357  $         1,229,036  $           805,438
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            12,341,015               237,409            3,267,667              319,523
      Administrative charges................                    --                     9              126,554               29,034
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................            12,341,015               237,418            3,394,221              348,557
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....           (5,485,217)               747,939          (2,165,185)              456,881
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            13,139,390                    --           11,871,176                   --
      Realized gains (losses) on sale of
        investments.........................             1,648,393             (214,451)            4,653,005              182,658
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            14,787,783             (214,451)           16,524,181              182,658
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            76,161,580               517,750           29,690,294              810,184
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            90,949,363               303,299           46,214,475              992,842
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         85,464,146  $          1,051,238  $        44,049,290  $         1,449,723
                                              ====================  ====================  ===================  ===================


                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                MUTUAL SHARES VIP   RISING DIVIDENDS VIP
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            326,675  $            221,471
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               214,409               256,221
      Administrative charges................                21,878                21,549
                                              --------------------  --------------------
        Total expenses......................               236,287               277,770
                                              --------------------  --------------------
           Net investment income (loss).....                90,388              (56,299)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               592,419               527,521
      Realized gains (losses) on sale of
        investments.........................               292,934               510,095
                                              --------------------  --------------------
           Net realized gains (losses)......               885,353             1,037,616
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (38,333)             1,443,211
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               847,020             2,480,827
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            937,408  $          2,424,528
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                  FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                                   SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                                    GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                                    SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                  --  $            170,670  $           1,459,472
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                393,512               206,088                929,085
      Administrative charges.................                 27,311                   318                 66,560
                                               ---------------------  --------------------  ---------------------
         Total expenses......................                420,823               206,406                995,645
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......              (420,823)              (35,736)                463,827
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              2,370,815                    --                     --
      Realized gains (losses) on sale of
         investments.........................              (581,380)             (197,414)                447,603
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......              1,789,435             (197,414)                447,603
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,887,297             5,762,682              6,818,738
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              4,676,732             5,565,268              7,266,341
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           4,255,909  $          5,529,532  $           7,730,168
                                               =====================  ====================  =====================


                                                   INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                     COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $            102,288  $             16,366  $             704,021
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                76,634                23,342                727,437
      Administrative charges.................                 7,541                 1,743                 73,289
                                               --------------------  --------------------  ---------------------
         Total expenses......................                84,175                25,085                800,726
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                18,113               (8,719)               (96,705)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               199,213                37,658                879,313
      Realized gains (losses) on sale of
         investments.........................               389,391               104,985              1,683,936
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......               588,604               142,643              2,563,249
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................               115,406              (65,659)              1,753,109
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               704,010                76,984              4,316,358
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            722,123  $             68,265  $           4,219,653
                                               ====================  ====================  =====================

                                                   INVESCO V.I.
                                                    GOVERNMENT            INVESCO V.I.          INVESCO V.I.
                                                    SECURITIES         MANAGED VOLATILITY       S&P 500 INDEX
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            130,168  $              17,961  $             27,001
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               113,984                 24,786                38,367
      Administrative charges.................                10,545                  1,961                 2,827
                                               --------------------  ---------------------  --------------------
         Total expenses......................               124,529                 26,747                41,194
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                 5,639                (8,786)              (14,193)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --               141,614
      Realized gains (losses) on sale of
         investments.........................              (22,740)               (24,201)               132,582
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......              (22,740)               (24,201)               274,196
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                16,966                142,731                62,578
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               (5,774)                118,530               336,774
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (135)  $             109,744  $            322,581
                                               ====================  =====================  ====================


                                                   JANUS HENDERSON
                                                     ENTERPRISE
                                                     SUBACCOUNT
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              18,986
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                172,262
      Administrative charges.................                 13,440
                                               ---------------------
         Total expenses......................                185,702
                                               ---------------------
           Net investment income (loss)......              (166,716)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                867,878
      Realized gains (losses) on sale of
         investments.........................                660,225
                                               ---------------------
           Net realized gains (losses).......              1,528,103
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................              1,588,789
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              3,116,892
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           2,950,176
                                               =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                              LMPVET                LMPVET
                                               JANUS HENDERSON       JANUS HENDERSON   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               GLOBAL RESEARCH          OVERSEAS         AGGRESSIVE GROWTH       APPRECIATION
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             3,833  $           504,831  $          1,637,831   $         2,900,046
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,069              412,084             4,850,459             3,543,746
      Administrative charges...............                   14                4,818               393,557               346,105
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................                3,083              416,902             5,244,016             3,889,851
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                  750               87,929           (3,606,185)             (989,805)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            21,372,269             8,389,105
      Realized gains (losses) on sale of
        investments........................               84,097          (1,770,256)            15,825,061            12,475,088
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               84,097          (1,770,256)            37,197,330            20,864,193
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               53,975            9,707,005            12,126,476            20,977,054
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              138,072            7,936,749            49,323,806            41,841,247
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           138,822  $         8,024,678  $         45,717,621   $        40,851,442
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,228,722   $           208,909   $         1,510,882  $           134,096
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,526,591             1,374,005             1,465,681              506,832
      Administrative charges...............               133,496               107,509               132,786               48,008
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,660,087             1,481,514             1,598,467              554,840
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             (431,365)           (1,272,605)              (87,585)            (420,744)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --             5,404,679             3,247,574            1,770,866
      Realized gains (losses) on sale of
        investments........................             4,536,580             3,424,081             3,818,412            1,297,462
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             4,536,580             8,828,760             7,065,986            3,068,328
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            10,069,742            12,595,464             7,056,276              665,332
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            14,606,322            21,424,224            14,122,262            3,733,660
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         14,174,957   $        20,151,619   $        14,034,677  $         3,312,916
                                             ====================  ====================  ====================  ====================

                                                    LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE      QS VARIABLE
                                               SMALL CAP GROWTH    CONSERVATIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         1,005,685
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               664,828              575,644
      Administrative charges...............                48,865               65,529
                                             --------------------  -------------------
        Total expenses.....................               713,693              641,173
                                             --------------------  -------------------
          Net investment income (loss).....             (713,693)              364,512
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               963,589            4,485,341
      Realized gains (losses) on sale of
        investments........................             2,197,441            1,675,225
                                             --------------------  -------------------
          Net realized gains (losses)......             3,161,030            6,160,566
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             6,767,882          (1,590,209)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             9,928,912            4,570,357
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          9,215,219  $         4,934,869
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                    LMPVIT
                                                    LMPVET               LMPVET                LMPVIT            WESTERN ASSET
                                                  QS VARIABLE          QS VARIABLE          WESTERN ASSET       VARIABLE GLOBAL
                                                    GROWTH           MODERATE GROWTH          CORE PLUS         HIGH YIELD BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            373,563  $           608,346  $         2,469,304  $            287,425
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               260,505              379,922              872,257                92,131
      Administrative charges...............                31,211               44,922               85,793                 8,298
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               291,716              424,844              958,050               100,429
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                81,847              183,502            1,511,254               186,996
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,309,645            4,889,349                   --                    --
      Realized gains (losses) on sale of
        investments........................               341,551            1,340,278            (855,207)              (51,819)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             3,651,196            6,229,627            (855,207)              (51,819)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (332,514)          (2,201,044)            1,682,695               225,619
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,318,682            4,028,583              827,488               173,800
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,400,529  $         4,212,085  $         2,338,742  $            360,796
                                             ====================  ===================  ===================  ====================


                                                                                                               TAP 1919 VARIABLE
                                                MORGAN STANLEY         PIONEER VCT           PIONEER VCT      SOCIALLY RESPONSIVE
                                               MULTI CAP GROWTH       MID CAP VALUE      REAL ESTATE SHARES        BALANCED
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           117,260  $           155,385  $            355,156
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                16,586              308,691              123,756               429,950
      Administrative charges...............                 1,159               28,350               10,204                11,233
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                17,745              337,041              133,960               441,183
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (17,745)            (219,781)               21,425              (86,027)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                79,223            1,520,782              455,785             2,419,908
      Realized gains (losses) on sale of
        investments........................                35,700               81,988            (261,707)               483,376
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               114,923            1,602,770              194,078             2,903,284
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               191,890              578,236            (136,373)             2,105,323
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               306,813            2,181,006               57,705             5,008,607
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            289,068  $         1,961,225  $            79,130  $          4,922,580
                                             ====================  ===================  ===================  ====================




                                                  VIF GROWTH
                                                  SUBACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $                --
                                             -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              108,427
      Administrative charges...............               10,020
                                             -------------------
        Total expenses.....................              118,447
                                             -------------------
           Net investment income (loss)....            (118,447)
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              549,952
      Realized gains (losses) on sale of
        investments........................              352,131
                                             -------------------
           Net realized gains (losses).....              902,083
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,430,835
                                             -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,332,918
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,214,471
                                             ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                            AB GLOBAL THEMATIC GROWTH        ALGER CAPITAL APPRECIATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016              2017             2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (5,909)  $       (6,875)  $      (49,609)  $      (49,527)
   Net realized gains (losses)........           32,263           13,664          305,349           69,555
   Change in unrealized gains
     (losses) on investments..........           97,342         (16,584)          392,106         (81,229)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          123,696          (9,795)          647,846         (61,201)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --            2,250           22,393
   Net transfers (including fixed
     account).........................         (48,835)           12,850           11,374        (152,392)
   Contract charges...................            (181)            (189)            (435)            (567)
   Transfers for contract benefits
     and terminations.................         (27,571)         (44,750)        (445,812)        (399,674)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (76,587)         (32,089)        (432,623)        (530,240)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           47,109         (41,884)          215,223        (591,441)
NET ASSETS:
   Beginning of year..................          395,223          437,107        2,393,354        2,984,795
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       442,332  $       395,223  $     2,608,577  $     2,393,354
                                        ===============  ===============  ===============  ===============


                                               AMERICAN FUNDS BOND           AMERICAN FUNDS GLOBAL GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $          9,543  $           587  $   (1,018,914)  $     (774,162)
   Net realized gains (losses)........            62,433           38,256        7,026,733       11,195,063
   Change in unrealized gains
     (losses) on investments..........            17,957           32,331       19,995,813     (11,775,058)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            89,933           71,174       26,003,632      (1,354,157)
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             8,936           32,769          455,285          447,176
   Net transfers (including fixed
     account).........................           135,979        1,086,356      (2,090,670)      (3,847,929)
   Contract charges...................           (1,806)          (2,269)         (14,818)         (16,804)
   Transfers for contract benefits
     and terminations.................       (1,174,683)      (1,340,007)     (13,483,821)     (12,967,239)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,031,574)        (223,151)     (15,134,024)     (16,384,796)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (941,641)        (151,977)       10,869,608     (17,738,953)
NET ASSETS:
   Beginning of year..................         4,872,464        5,024,441       94,479,486      112,218,439
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $      3,930,823  $     4,872,464  $   105,349,094  $    94,479,486
                                        ================  ===============  ===============  ===============

                                              AMERICAN FUNDS GLOBAL
                                              SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                             2017              2016            2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (21,427)  $      (25,838)  $   (3,002,447)  $   (2,256,033)
   Net realized gains (losses)........           38,992          389,077       30,969,587       25,060,587
   Change in unrealized gains
     (losses) on investments..........          368,317        (368,768)       27,794,157      (6,491,721)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          385,882          (5,529)       55,761,297       16,312,833
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            5,300            9,540        1,079,365          974,927
   Net transfers (including fixed
     account).........................         (89,903)        (204,149)      (4,581,340)      (4,169,845)
   Contract charges...................            (685)            (818)         (34,350)         (38,673)
   Transfers for contract benefits
     and terminations.................        (187,405)        (227,682)     (29,866,868)     (29,570,106)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (272,693)        (423,109)     (33,403,193)     (32,803,697)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          113,189        (428,638)       22,358,104     (16,490,864)
NET ASSETS:
   Beginning of year..................        1,744,804        2,173,442      227,525,831      244,016,695
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     1,857,993  $     1,744,804  $   249,883,935  $   227,525,831
                                        ===============  ===============  ===============  ===============


                                           AMERICAN FUNDS GROWTH-INCOME
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2017             2016
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (866,245)  $     (723,648)
   Net realized gains (losses)........        18,564,883       26,114,432
   Change in unrealized gains
     (losses) on investments..........        18,662,227      (7,878,308)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        36,360,865       17,512,476
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           583,489          578,798
   Net transfers (including fixed
     account).........................       (2,358,943)      (3,955,067)
   Contract charges...................          (28,838)         (33,208)
   Transfers for contract benefits
     and terminations.................      (26,413,827)     (26,166,911)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (28,218,119)     (29,576,388)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................         8,142,746     (12,063,912)
NET ASSETS:
   Beginning of year..................       193,185,203      205,249,115
                                        ----------------  ---------------
   End of year........................  $    201,327,949  $   193,185,203
                                        ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI AMERICAN FUNDS               BHFTI AMERICAN FUNDS
                                               BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         46,284  $        52,929  $         22,805  $        18,766
   Net realized gains (losses)........           315,892          293,094           273,855          325,098
   Change in unrealized gains
     (losses) on investments..........           426,208          (5,926)           438,985         (73,852)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           788,384          340,097           735,645          270,012
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           315,863          405,038           411,074          413,223
   Net transfers (including fixed
     account).........................           190,268          608,482           305,551          (5,154)
   Contract charges...................              (78)             (26)              (19)             (28)
   Transfers for contract benefits
     and terminations.................       (1,352,806)        (788,300)       (1,220,409)        (426,670)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (846,753)          225,194         (503,803)         (18,629)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          (58,369)          565,291           231,842          251,383
NET ASSETS:
   Beginning of year..................         5,393,633        4,828,342         3,801,167        3,549,784
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      5,335,264  $     5,393,633  $      4,033,009  $     3,801,167
                                        ================  ===============  ================  ===============

                                              BHFTI AMERICAN FUNDS
                                               MODERATE ALLOCATION             BHFTI BLACKROCK HIGH YIELD
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2017              2016              2017             2016
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        32,210  $         28,813  $     3,323,259   $     4,351,824
   Net realized gains (losses)........          145,217           154,267        (506,659)       (1,836,768)
   Change in unrealized gains
     (losses) on investments..........          173,715          (29,232)        2,277,873         7,257,359
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          351,142           153,848        5,094,473         9,772,415
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          249,413           301,249        1,308,742         1,729,246
   Net transfers (including fixed
     account).........................          317,270          (22,416)          175,650       (1,853,425)
   Contract charges...................            (144)             (166)         (26,655)          (30,499)
   Transfers for contract benefits
     and terminations.................        (993,520)         (537,384)     (12,615,153)       (9,716,679)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (426,981)         (258,717)     (11,157,416)       (9,871,357)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................         (75,839)         (104,869)      (6,062,943)          (98,942)
NET ASSETS:
   Beginning of year..................        2,886,201         2,991,070       82,544,588        82,643,530
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $     2,810,362  $      2,886,201  $    76,481,645   $    82,544,588
                                        ===============  ================  ===============   ===============

                                                BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                              ASSET ALLOCATION 100                  SMALL CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        20,640   $       587,856  $     (570,329)  $      (399,086)
   Net realized gains (losses)........        4,104,098         7,797,366        4,490,598           543,579
   Change in unrealized gains
     (losses) on investments..........        7,919,778       (4,254,460)        6,292,071        26,380,882
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       12,044,516         4,130,762       10,212,340        26,525,375
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,329,052         2,393,098        1,360,821         1,541,331
   Net transfers (including fixed
     account).........................         (82,277)       (2,033,832)      (3,021,976)       (3,377,865)
   Contract charges...................         (49,750)          (52,246)         (39,061)          (43,727)
   Transfers for contract benefits
     and terminations.................      (6,018,776)       (5,536,633)     (13,721,021)      (10,244,889)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,821,751)       (5,229,613)     (15,421,237)      (12,125,150)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        8,222,765       (1,098,851)      (5,208,897)        14,400,225
NET ASSETS:
   Beginning of year..................       58,009,540        59,108,391      112,211,997        97,811,772
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $    66,232,305   $    58,009,540  $   107,003,100  $    112,211,997
                                        ===============   ===============  ===============  ================

                                           BHFTI BRIGHTHOUSE/ABERDEEN
                                             EMERGING MARKETS EQUITY
                                                   SUBACCOUNT
                                        ---------------------------------
                                             2017              2016
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (291,792)  $      (329,901)
   Net realized gains (losses)........          305,206       (1,105,970)
   Change in unrealized gains
     (losses) on investments..........        9,301,961         5,198,875
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        9,315,375         3,763,004
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           80,895           160,473
   Net transfers (including fixed
     account).........................          561,350       (1,781,990)
   Contract charges...................          (7,951)           (9,017)
   Transfers for contract benefits
     and terminations.................      (5,463,815)       (5,032,124)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (4,829,521)       (6,662,658)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        4,485,854       (2,899,654)
NET ASSETS:
   Beginning of year..................       37,203,662        40,103,316
                                        ---------------  ----------------
   End of year........................  $    41,689,516  $     37,203,662
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON
                                                  FLOATING RATE                   LARGE CAP RESEARCH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016            2017              2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         52,321  $        77,084  $     (223,839)  $        279,130
   Net realized gains (losses)........           (3,783)         (73,348)        2,742,987         3,890,674
   Change in unrealized gains
     (losses) on investments..........             1,136          209,981        4,513,904       (1,821,494)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            49,674          213,717        7,033,052         2,348,310
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --              203          151,700           137,931
   Net transfers (including fixed
     account).........................           207,428        (791,797)        (260,718)       (1,362,827)
   Contract charges...................              (98)             (69)         (23,176)          (25,000)
   Transfers for contract benefits
     and terminations.................         (119,450)        (304,901)      (3,997,181)       (5,036,315)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            87,880      (1,096,564)      (4,129,375)       (6,286,211)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           137,554        (882,847)        2,903,677       (3,937,901)
NET ASSETS:
   Beginning of year..................         2,754,483        3,637,330       36,808,971        40,746,872
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      2,892,037  $     2,754,483  $    39,712,648  $     36,808,971
                                        ================  ===============  ===============  ================

                                                                             BHFTI CLEARBRIDGE AGGRESSIVE
                                        BHFTI CLARION GLOBAL REAL ESTATE                GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,265,660  $       509,492  $    (1,550,197)  $   (2,852,113)
   Net realized gains (losses)........        (324,910)        (421,289)        12,065,172        3,694,060
   Change in unrealized gains
     (losses) on investments..........        4,214,712        (223,617)        68,627,956        5,754,234
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,155,462        (135,414)        79,142,931        6,596,181
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,341,461        1,595,808         7,234,400        8,404,380
   Net transfers (including fixed
     account).........................          481,574      (1,091,467)      (10,104,350)     (15,879,521)
   Contract charges...................         (18,438)         (22,098)         (266,188)        (291,976)
   Transfers for contract benefits
     and terminations.................      (7,467,932)      (7,395,551)      (52,363,026)     (47,382,577)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,663,335)      (6,913,308)      (55,499,164)     (55,149,694)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        (507,873)      (7,048,722)        23,643,767     (48,553,513)
NET ASSETS:
   Beginning of year..................       58,508,417       65,557,139       478,123,942      526,677,455
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    58,000,544  $    58,508,417  $    501,767,709  $   478,123,942
                                        ===============  ===============  ================  ===============

                                               BHFTI HARRIS OAKMARK
                                                   INTERNATIONAL                 BHFTI INVESCO COMSTOCK
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        132,552  $       442,792  $      1,037,149  $     1,503,075
   Net realized gains (losses)........           566,818        1,051,568        13,954,739       19,988,296
   Change in unrealized gains
     (losses) on investments..........        14,199,306        1,714,616        11,464,316        3,303,101
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        14,898,676        3,208,976        26,456,204       24,794,472
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           863,783          967,832           706,575          582,046
   Net transfers (including fixed
     account).........................         2,699,649      (2,855,212)       (3,080,572)      (3,828,116)
   Contract charges...................          (11,701)         (11,699)          (61,446)         (69,295)
   Transfers for contract benefits
     and terminations.................       (7,870,475)      (5,869,209)      (24,119,024)     (23,515,849)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (4,318,744)      (7,768,288)      (26,554,467)     (26,831,214)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        10,579,932      (4,559,312)          (98,263)      (2,036,742)
NET ASSETS:
   Beginning of year..................        53,763,097       58,322,409       182,714,519      184,751,261
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     64,343,029  $    53,763,097  $    182,616,256  $   182,714,519
                                        ================  ===============  ================  ===============


                                          BHFTI INVESCO SMALL CAP GROWTH
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2017              2016
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (224,085)  $     (214,666)
   Net realized gains (losses)........         1,208,413        1,750,076
   Change in unrealized gains
     (losses) on investments..........         1,862,628        (350,031)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,846,956        1,185,379
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           254,052          253,403
   Net transfers (including fixed
     account).........................         (181,462)        (741,665)
   Contract charges...................           (2,777)          (2,972)
   Transfers for contract benefits
     and terminations.................       (1,400,930)      (1,281,619)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,331,117)      (1,772,853)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................         1,515,839        (587,474)
NET ASSETS:
   Beginning of year..................        12,959,914       13,547,388
                                        ----------------  ---------------
   End of year........................  $     14,475,753  $    12,959,914
                                        ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                               BHFTI LOOMIS SAYLES
                                     BHFTI JPMORGAN SMALL CAP VALUE              GLOBAL MARKETS
                                               SUBACCOUNT                          SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2017              2016              2017            2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (28,024)  $        27,672   $       484,532  $       885,350
   Net realized gains (losses).....          811,606          813,509         5,742,133        7,975,121
   Change in unrealized gains
     (losses) on investments.......        (575,087)        1,860,272        19,997,440      (4,101,375)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          208,495        2,701,453        26,224,105        4,759,096
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          237,372          261,716         1,967,835        2,339,059
   Net transfers (including fixed
     account)......................          336,572        (129,002)       (1,870,180)      (2,373,591)
   Contract charges................          (2,622)          (2,866)          (69,661)         (75,385)
   Transfers for contract benefits
     and terminations..............      (1,180,999)      (1,026,639)      (14,525,779)     (13,837,533)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (609,677)        (896,791)      (14,497,785)     (13,947,450)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (401,182)        1,804,662        11,726,320      (9,188,354)
NET ASSETS:
   Beginning of year...............       11,768,551        9,963,889       125,927,258      135,115,612
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    11,367,369  $    11,768,551   $   137,653,578  $   125,927,258
                                     ===============  ===============   ===============  ===============

                                         BHFTI METLIFE MULTI-INDEX
                                               TARGETED RISK           BHFTI MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017             2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           585  $           178  $       141,461  $       273,784
   Net realized gains (losses).....            3,512            (112)          242,363      (1,291,342)
   Change in unrealized gains
     (losses) on investments.......            7,893            1,773       12,995,965        (539,602)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           11,990            1,839       13,379,789      (1,557,160)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           21,250           23,270          388,116          524,920
   Net transfers (including fixed
     account)......................         (23,544)           68,506      (1,198,641)        (871,478)
   Contract charges................             (15)             (45)         (25,230)         (27,528)
   Transfers for contract benefits
     and terminations..............         (30,195)          (8,209)      (7,188,894)      (7,095,512)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (32,504)           83,522      (8,024,649)      (7,469,598)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (20,514)           85,361        5,355,140      (9,026,758)
NET ASSETS:
   Beginning of year...............          117,266           31,905       53,978,694       63,005,452
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $        96,752  $       117,266  $    59,333,834  $    53,978,694
                                     ===============  ===============  ===============  ===============

                                        BHFTI MORGAN STANLEY MID CAP
                                                   GROWTH                BHFTI OPPENHEIMER GLOBAL EQUITY
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016             2017              2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (139,700)   $     (153,222)  $   (1,080,189)  $     (791,378)
   Net realized gains (losses).....          583,289           403,405       12,637,365       19,925,223
   Change in unrealized gains
     (losses) on investments.......        2,285,873       (1,164,910)       84,057,197     (23,598,695)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,729,462         (914,727)       95,614,373      (4,464,850)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            5,906            12,252        4,672,517        5,074,197
   Net transfers (including fixed
     account)......................          234,744         (341,992)      (5,142,199)      (6,419,462)
   Contract charges................            (843)           (1,091)        (115,141)        (117,721)
   Transfers for contract benefits
     and terminations..............        (976,258)         (883,834)     (35,398,255)     (31,683,831)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (736,451)       (1,214,665)     (35,983,078)     (33,146,817)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,993,011       (2,129,392)       59,631,295     (37,611,667)
NET ASSETS:
   Beginning of year...............        7,516,054         9,645,446      285,997,810      323,609,477
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $     9,509,065   $     7,516,054  $   345,629,105  $   285,997,810
                                     ===============   ===============  ===============  ===============

                                           BHFTI PIMCO INFLATION
                                              PROTECTED BOND
                                                SUBACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        73,746  $     (812,709)
   Net realized gains (losses).....        (817,526)      (1,067,016)
   Change in unrealized gains
     (losses) on investments.......        1,722,271        3,655,250
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          978,491        1,775,525
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,344,148        1,330,903
   Net transfers (including fixed
     account)......................          637,111      (1,733,357)
   Contract charges................         (10,221)         (12,414)
   Transfers for contract benefits
     and terminations..............      (6,673,502)      (5,181,312)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,702,464)      (5,596,180)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,723,973)      (3,820,655)
NET ASSETS:
   Beginning of year...............       48,063,859       51,884,514
                                     ---------------  ---------------
   End of year.....................  $    44,339,886  $    48,063,859
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                BHFTI SCHRODERS
                                           BHFTI PIMCO TOTAL RETURN          GLOBAL MULTI-ASSET II
                                                  SUBACCOUNT                      SUBACCOUNT
                                       -------------------------------  --------------------------------
                                             2017            2016            2017             2016
                                       ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       174,227  $    1,741,688  $            92  $           (3)
   Net realized gains (losses).......          887,074        (64,987)              313               60
   Change in unrealized gains
     (losses) on investments.........        3,696,672         398,523            4,549              858
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        4,757,973       2,075,224            4,954              915
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        2,097,228       2,543,989            9,065            9,497
   Net transfers (including fixed
     account)........................        5,470,620     (3,631,126)            (465)              113
   Contract charges..................         (40,403)        (47,717)              (6)              (2)
   Transfers for contract benefits
     and terminations................     (24,873,397)    (25,744,712)          (2,007)              (9)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (17,345,952)    (26,879,566)            6,587            9,599
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (12,587,979)    (24,804,342)           11,541           10,514
NET ASSETS:
   Beginning of year.................      175,865,002     200,669,344           28,371           17,857
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $   163,277,023  $  175,865,002  $        39,912  $        28,371
                                       ===============  ==============  ===============  ===============

                                             BHFTI SSGA GROWTH AND
                                                  INCOME ETF                   BHFTI SSGA GROWTH ETF
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2017             2016            2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,277,273  $     1,164,091  $     1,211,595  $     1,225,761
   Net realized gains (losses).......        1,220,452        6,475,517        3,008,417        9,159,575
   Change in unrealized gains
     (losses) on investments.........       12,013,625      (3,010,974)       19,535,037      (3,023,203)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       14,511,350        4,628,634       23,755,049        7,362,133
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,817,556        2,333,975        3,279,977        3,643,729
   Net transfers (including fixed
     account)........................        (651,094)      (2,271,885)      (1,833,077)      (2,491,144)
   Contract charges..................        (106,557)        (115,566)        (133,017)        (142,588)
   Transfers for contract benefits
     and terminations................      (9,695,606)      (9,495,937)     (12,692,531)     (11,662,235)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (8,635,701)      (9,549,413)     (11,378,648)     (10,652,238)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        5,875,649      (4,920,779)       12,376,401      (3,290,105)
NET ASSETS:
   Beginning of year.................      104,433,234      109,354,013      136,076,571      139,366,676
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   110,308,883  $   104,433,234  $   148,452,972  $   136,076,571
                                       ===============  ===============  ===============  ===============

                                              BHFTI T. ROWE PRICE               BHFTI T. ROWE PRICE
                                                LARGE CAP VALUE                   MID CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,919,331  $     4,636,452  $      (26,690)  $      (25,707)
   Net realized gains (losses).......       36,166,930       44,967,999          146,320          235,808
   Change in unrealized gains
     (losses) on investments.........       14,331,993      (1,729,389)          169,543        (182,386)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       52,418,254       47,875,062          289,173           27,715
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        3,582,452        3,866,783            1,097               --
   Net transfers (including fixed
     account)........................      (3,684,112)      (9,566,265)           45,094        (310,290)
   Contract charges..................        (119,973)        (134,324)            (287)            (320)
   Transfers for contract benefits
     and terminations................     (43,330,022)     (42,029,707)        (162,304)        (276,847)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (43,551,655)     (47,863,513)        (116,400)        (587,457)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        8,866,599           11,549          172,773        (559,742)
NET ASSETS:
   Beginning of year.................      366,994,258      366,982,709        1,310,449        1,870,191
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   375,860,857  $   366,994,258  $     1,483,222  $     1,310,449
                                       ===============  ===============  ===============  ===============

                                            BHFTI VICTORY SYCAMORE
                                                 MID CAP VALUE
                                                  SUBACCOUNT
                                       --------------------------------
                                            2017              2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (336,504)  $     (451,796)
   Net realized gains (losses).......          463,002        1,467,270
   Change in unrealized gains
     (losses) on investments.........        2,612,884        3,924,305
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        2,739,382        4,939,779
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          184,353          133,519
   Net transfers (including fixed
     account)........................        (390,003)         (91,063)
   Contract charges..................          (4,844)          (6,079)
   Transfers for contract benefits
     and terminations................      (6,049,742)      (3,859,081)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (6,260,236)      (3,822,704)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (3,520,854)        1,117,075
NET ASSETS:
   Beginning of year.................       40,718,448       39,601,373
                                       ---------------  ---------------
   End of year.......................  $    37,197,594  $    40,718,448
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                 BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,971,016  $     2,285,326  $   (2,288,849)  $   (2,334,145)
   Net realized gains (losses)......           202,500          536,025       14,242,166       23,140,875
   Change in unrealized gains
     (losses) on investments........           988,543        (470,344)       37,826,058     (23,625,455)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,162,059        2,351,007       49,779,375      (2,818,725)
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           993,433          995,994          927,354        1,024,030
   Net transfers (including fixed
     account).......................         1,940,577        1,853,235      (2,044,679)      (3,625,731)
   Contract charges.................          (36,495)         (42,928)         (56,866)         (62,020)
   Transfers for contract benefits
     and terminations...............      (16,942,269)     (20,076,684)     (19,469,196)     (18,351,782)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (14,044,754)     (17,270,383)     (20,643,387)     (21,015,503)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (10,882,695)     (14,919,376)       29,135,988     (23,834,228)
NET ASSETS:
   Beginning of year................       132,434,541      147,353,917      162,582,117      186,416,345
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $    121,551,846  $   132,434,541  $   191,718,105  $   162,582,117
                                      ================  ===============  ===============  ===============

                                              BHFTII BLACKROCK                 BHFTII BRIGHTHOUSE
                                            ULTRA-SHORT TERM BOND              ASSET ALLOCATION 20
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,333,551)  $   (3,299,227)  $       116,078  $        368,998
   Net realized gains (losses)......          269,964           52,672          160,832           513,075
   Change in unrealized gains
     (losses) on investments........          784,408          500,725          750,335         (218,711)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,279,179)      (2,745,830)        1,027,245           663,362
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        7,792,965        6,640,942          305,258           503,438
   Net transfers (including fixed
     account).......................        (569,613)       39,666,696        (274,019)          (21,301)
   Contract charges.................         (94,816)        (108,280)          (6,716)           (7,653)
   Transfers for contract benefits
     and terminations...............     (38,541,766)     (64,130,165)      (3,093,966)       (4,562,662)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (31,413,230)     (17,930,807)      (3,069,443)       (4,088,178)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (32,692,409)     (20,676,637)      (2,042,198)       (3,424,816)
NET ASSETS:
   Beginning of year................      213,922,334      234,598,971       20,218,985        23,643,801
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   181,229,925  $   213,922,334  $    18,176,787  $     20,218,985
                                      ===============  ===============  ===============  ================

                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40                 ASSET ALLOCATION 60
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017             2016
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        437,991  $      1,563,013  $     1,404,686   $     7,827,754
   Net realized gains (losses)......         2,203,028         4,556,831       19,897,704        41,062,276
   Change in unrealized gains
     (losses) on investments........         3,214,245       (2,950,638)       34,951,811      (24,270,212)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,855,264         3,169,206       56,254,201        24,619,818
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,412,389         1,646,111        9,625,180        10,614,246
   Net transfers (including fixed
     account).......................       (1,421,681)       (1,050,062)      (2,747,304)       (8,214,538)
   Contract charges.................          (30,646)          (34,268)        (265,907)         (290,555)
   Transfers for contract benefits
     and terminations...............      (10,777,891)      (10,100,352)     (61,960,015)      (54,521,198)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (10,817,829)       (9,538,571)     (55,348,046)      (52,412,045)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       (4,962,565)       (6,369,365)          906,155      (27,792,227)
NET ASSETS:
   Beginning of year................        68,509,133        74,878,498      452,209,477       480,001,704
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     63,546,568  $     68,509,133  $   453,115,632   $   452,209,477
                                      ================  ================  ===============   ===============

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 80
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (551,013)  $      7,375,335
   Net realized gains (losses)......        35,985,181        67,473,109
   Change in unrealized gains
     (losses) on investments........        59,654,478      (40,103,390)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        95,088,646        34,745,054
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        14,735,267        15,043,435
   Net transfers (including fixed
     account).......................       (3,798,439)       (8,127,733)
   Contract charges.................         (363,069)         (391,318)
   Transfers for contract benefits
     and terminations...............      (57,391,929)      (49,523,112)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (46,818,170)      (42,998,728)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............        48,270,476       (8,253,674)
NET ASSETS:
   Beginning of year................       574,285,819       582,539,493
                                      ----------------  ----------------
   End of year......................  $    622,556,295  $    574,285,819
                                      ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                 MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (21,805)  $      (14,129)  $       (2,031)  $          5,427
   Net realized gains (losses)......            46,528          228,633           25,976         (111,449)
   Change in unrealized gains
     (losses) on investments........           153,258           92,465          131,765           112,177
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           177,981          306,969          155,710             6,155
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --               --             7,162
   Net transfers (including fixed
     account).......................            25,250          114,178          158,624         (795,841)
   Contract charges.................             (130)            (149)             (34)              (24)
   Transfers for contract benefits
     and terminations...............          (78,074)        (210,319)         (55,447)         (108,204)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (52,954)         (96,290)          103,143         (896,907)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           125,027          210,679          258,853         (890,752)
NET ASSETS:
   Beginning of year................         1,708,962        1,498,283          543,802         1,434,554
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      1,833,989  $     1,708,962  $       802,655  $        543,802
                                      ================  ===============  ===============  ================

                                        BHFTII BRIGHTHOUSE/WELLINGTON     BHFTII BRIGHTHOUSE/WELLINGTON
                                                  BALANCED                  CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2017             2016            2017              2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,557,193  $     3,505,439  $     (266,192)  $         15,102
   Net realized gains (losses)......       10,481,125       15,252,242        4,295,905         3,793,458
   Change in unrealized gains
     (losses) on investments........       18,461,311      (5,961,390)       14,781,315         1,354,198
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       30,499,629       12,796,291       18,811,028         5,162,758
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,411,199        2,995,304          430,622           415,645
   Net transfers (including fixed
     account).......................      (1,767,654)      (2,789,477)      (1,639,947)        46,174,713
   Contract charges.................        (125,296)        (137,127)         (28,720)          (69,436)
   Transfers for contract benefits
     and terminations...............     (22,822,426)     (26,759,940)     (15,387,002)      (13,737,985)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (22,304,177)     (26,691,240)     (16,625,047)        32,782,937
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        8,195,452     (13,894,949)        2,185,981        37,945,695
NET ASSETS:
   Beginning of year................      230,965,585      244,860,534      118,746,402        80,800,707
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   239,161,037  $   230,965,585  $   120,932,383  $    118,746,402
                                      ===============  ===============  ===============  ================


                                       BHFTII FRONTIER MID CAP GROWTH         BHFTII JENNISON GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,099,280)  $    (1,062,938)  $   (3,815,460)  $    (3,534,951)
   Net realized gains (losses)......        4,383,033        10,153,360       33,751,923        46,718,088
   Change in unrealized gains
     (losses) on investments........       12,629,914       (6,486,884)       82,465,289      (48,467,290)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       15,913,667         2,603,538      112,401,752       (5,284,153)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          441,376           497,508        3,890,806         4,518,932
   Net transfers (including fixed
     account).......................        (324,181)       (2,125,269)      (6,103,469)       (7,572,104)
   Contract charges.................         (39,378)          (43,317)        (202,722)         (210,030)
   Transfers for contract benefits
     and terminations...............      (9,940,163)       (8,226,899)     (35,186,374)      (31,594,437)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (9,862,346)       (9,897,977)     (37,601,759)      (34,857,639)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        6,051,321       (7,294,439)       74,799,993      (40,141,792)
NET ASSETS:
   Beginning of year................       71,558,936        78,853,375      330,843,366       370,985,158
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $    77,610,257  $     71,558,936  $   405,643,359  $    330,843,366
                                      ===============  ================  ===============  ================

                                            BHFTII LOOMIS SAYLES
                                               SMALL CAP CORE
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (20,207)  $       (11,818)
   Net realized gains (losses)......           55,775            39,018
   Change in unrealized gains
     (losses) on investments........          108,713            64,978
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          144,281            92,178
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              765               340
   Net transfers (including fixed
     account).......................          681,997           109,059
   Contract charges.................             (56)              (31)
   Transfers for contract benefits
     and terminations...............         (53,476)         (143,370)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          629,230          (34,002)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          773,511            58,176
NET ASSETS:
   Beginning of year................          695,462           637,286
                                      ---------------  ----------------
   End of year......................  $     1,468,973  $        695,462
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTII METLIFE                    BHFTII METLIFE
                                           AGGREGATE BOND INDEX               MID CAP STOCK INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016             2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,050,953  $     1,054,278  $        25,228  $         6,793
   Net realized gains (losses).....           18,525          233,281        1,676,207        1,489,450
   Change in unrealized gains
     (losses) on investments.......          177,405        (406,120)          811,175        1,349,924
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,246,883          881,439        2,512,610        2,846,167
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,063,895        1,497,373          953,402        1,053,483
   Net transfers (including fixed
     account)......................      (1,059,289)        (704,216)          596,931         (30,049)
   Contract charges................         (32,999)         (39,779)          (7,816)          (8,013)
   Transfers for contract benefits
     and terminations..............      (6,126,723)      (7,193,321)      (2,562,906)      (1,309,033)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,155,116)      (6,439,943)      (1,020,389)        (293,612)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,908,233)      (5,558,504)        1,492,221        2,552,555
NET ASSETS:
   Beginning of year...............       62,459,481       68,017,985       17,822,009       15,269,454
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    57,551,248  $    62,459,481  $    19,314,230  $    17,822,009
                                     ===============  ===============  ===============  ===============

                                              BHFTII METLIFE
                                              MSCI EAFE INDEX          BHFTII METLIFE RUSSELL 2000 INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       774,168  $       691,710  $        23,319   $       181,485
   Net realized gains (losses).....        (765,699)      (1,605,838)        8,750,111         8,196,855
   Change in unrealized gains
     (losses) on investments.......       10,532,464          932,437        5,073,819        10,191,577
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       10,540,933           18,309       13,847,249        18,569,917
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,288,022        1,471,232        1,707,460         1,972,621
   Net transfers (including fixed
     account)......................        (593,910)        (537,856)      (2,499,306)       (1,589,531)
   Contract charges................         (24,349)         (25,078)         (52,956)          (56,904)
   Transfers for contract benefits
     and terminations..............      (5,178,536)      (4,511,503)     (11,299,470)       (9,385,346)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,508,773)      (3,603,205)     (12,144,272)       (9,059,160)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        6,032,160      (3,584,896)        1,702,977         9,510,757
NET ASSETS:
   Beginning of year...............       46,547,113       50,132,009      110,619,177       101,108,420
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    52,579,273  $    46,547,113  $   112,322,154   $   110,619,177
                                     ===============  ===============  ===============   ===============


                                        BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     4,447,815  $     5,950,607  $     3,041,041  $     4,508,514
   Net realized gains (losses).....       54,259,223       61,017,384       26,492,614       23,596,638
   Change in unrealized gains
     (losses) on investments.......       96,971,350       11,351,356        4,916,760      (2,527,085)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      155,678,388       78,319,347       34,450,415       25,578,067
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       10,949,922       12,498,041        3,034,275        4,117,633
   Net transfers (including fixed
     account)......................      (7,931,241)     (20,415,166)      (1,698,620)      (5,826,167)
   Contract charges................        (413,392)        (447,756)        (122,275)        (138,148)
   Transfers for contract benefits
     and terminations..............     (92,174,867)     (77,423,014)     (46,082,928)     (43,812,952)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (89,569,578)     (85,787,895)     (44,869,548)     (45,659,634)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       66,108,810      (7,468,548)     (10,419,133)     (20,081,567)
NET ASSETS:
   Beginning of year...............      818,490,354      825,958,902      347,116,215      367,197,782
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   884,599,164  $   818,490,354  $   336,697,082  $   347,116,215
                                     ===============  ===============  ===============  ===============


                                            BHFTII MFS VALUE II
                                                SUBACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        88,720  $      (26,196)
   Net realized gains (losses).....        (282,681)          279,823
   Change in unrealized gains
     (losses) on investments.......          633,774        1,260,670
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          439,813        1,514,297
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          222,744          319,543
   Net transfers (including fixed
     account)......................          108,766         (92,928)
   Contract charges................          (1,929)          (2,355)
   Transfers for contract benefits
     and terminations..............      (2,777,030)      (1,460,780)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,447,449)      (1,236,520)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,007,636)          277,777
NET ASSETS:
   Beginning of year...............       10,606,904       10,329,127
                                     ---------------  ---------------
   End of year.....................  $     8,599,268  $    10,606,904
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                               BHFTII NEUBERGER
                                             BHFTII MFS VALUE                   BERMAN GENESIS
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       603,505  $       861,040  $     (606,076)  $     (561,624)
   Net realized gains (losses).....        9,356,110       11,708,015        8,402,998        2,172,141
   Change in unrealized gains
     (losses) on investments.......        9,110,481        2,304,669           76,687        7,579,184
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       19,070,096       14,873,724        7,873,609        9,189,701
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,112,289        1,288,553          591,515          680,563
   Net transfers (including fixed
     account)......................      (1,351,109)      (1,320,315)        (854,012)      (2,445,840)
   Contract charges................         (33,296)         (36,211)         (24,396)         (27,399)
   Transfers for contract benefits
     and terminations..............     (17,765,705)     (14,678,360)      (8,914,561)      (6,014,590)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (18,037,821)     (14,746,333)      (9,201,454)      (7,807,266)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,032,275          127,391      (1,327,845)        1,382,435
NET ASSETS:
   Beginning of year...............      126,985,750      126,858,359       61,097,301       59,714,866
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   128,018,025  $   126,985,750  $    59,769,456  $    61,097,301
                                     ===============  ===============  ===============  ===============

                                           BHFTII T. ROWE PRICE               BHFTII T. ROWE PRICE
                                             LARGE CAP GROWTH                   SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (870,201)  $     (834,484)  $    (1,372,057)  $   (1,326,583)
   Net realized gains (losses).....        5,356,604        7,199,316        10,773,401       16,674,139
   Change in unrealized gains
     (losses) on investments.......       11,491,916      (6,641,279)        12,095,603      (5,240,914)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       15,978,319        (276,447)        21,496,947       10,106,642
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          842,068          889,130         2,086,827        2,617,681
   Net transfers (including fixed
     account)......................        1,053,592        (968,588)         (482,076)      (3,400,052)
   Contract charges................         (15,707)         (16,178)          (43,930)         (47,085)
   Transfers for contract benefits
     and terminations..............      (6,901,192)      (5,839,793)      (13,605,017)     (10,165,512)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,021,239)      (5,935,429)      (12,044,196)     (10,994,968)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............       10,957,080      (6,211,876)         9,452,751        (888,326)
NET ASSETS:
   Beginning of year...............       52,673,898       58,885,774       108,651,167      109,539,493
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    63,630,978  $    52,673,898  $    118,103,918  $   108,651,167
                                     ===============  ===============  ================  ===============

                                       BHFTII WESTERN ASSET MANAGEMENT   BHFTII WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES             U.S. GOVERNMENT
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     3,714,274   $       651,395  $       962,178  $     1,033,513
   Net realized gains (losses).....        1,676,804           440,473        (237,206)           30,051
   Change in unrealized gains
     (losses) on investments.......        5,056,568         6,086,821        (274,918)      (1,013,053)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       10,447,646         7,178,689          450,054           50,511
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          863,622           730,921          908,994        1,824,684
   Net transfers (including fixed
     account)......................        3,679,025       149,135,642        1,861,183        3,917,148
   Contract charges................         (40,171)          (61,429)         (36,285)         (41,919)
   Transfers for contract benefits
     and terminations..............     (24,402,903)      (18,409,893)      (9,946,178)     (12,904,520)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (19,900,427)       131,395,241      (7,212,286)      (7,204,607)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (9,452,781)       138,573,930      (6,762,232)      (7,154,096)
NET ASSETS:
   Beginning of year...............      170,890,372        32,316,442       75,272,260       82,426,356
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   161,437,591   $   170,890,372  $    68,510,028  $    75,272,260
                                     ===============   ===============  ===============  ===============


                                       DELAWARE VIP SMALL CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,595  $        32,685
   Net realized gains (losses).....          687,029        1,020,712
   Change in unrealized gains
     (losses) on investments.......          472,927        1,640,505
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,183,551        2,693,902
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           97,415          151,565
   Net transfers (including fixed
     account)......................        (120,148)        (130,234)
   Contract charges................             (36)             (20)
   Transfers for contract benefits
     and terminations..............      (1,040,798)        (828,440)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,063,567)        (807,129)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          119,984        1,886,773
NET ASSETS:
   Beginning of year...............       11,287,261        9,400,488
                                     ---------------  ---------------
   End of year.....................  $    11,407,245  $    11,287,261
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           DEUTSCHE II GOVERNMENT &
                                               AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          4,382  $         18,665  $       (66,187)  $       (72,350)
   Net realized gains (losses)......          (54,999)          (28,583)           204,930           489,430
   Change in unrealized gains
     (losses) on investments........            38,670          (16,337)           176,609           135,984
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (11,947)          (26,255)           315,352           553,064
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             2,480                60             7,293            22,063
   Net transfers (including fixed
     account).......................          (44,276)            81,586           109,341          (58,930)
   Contract charges.................             (403)             (493)             (883)           (1,082)
   Transfers for contract benefits
     and terminations...............         (481,708)         (277,276)         (557,377)         (788,966)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (523,907)         (196,123)         (441,626)         (826,915)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (535,854)         (222,378)         (126,274)         (273,851)
NET ASSETS:
   Beginning of year................         2,265,390         2,487,768         4,233,440         4,507,291
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,729,536  $      2,265,390  $      4,107,166  $      4,233,440
                                      ================  ================  ================  ================


                                        DREYFUS SUSTAINABLE U.S. EQUITY         FIDELITY VIP CONTRAFUND
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017               2016
                                      ----------------  ----------------  ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (6,031)  $        (4,997)  $    (1,317,489)   $   (1,617,180)
   Net realized gains (losses)......            41,935            49,954        18,204,320        20,207,111
   Change in unrealized gains
     (losses) on investments........            26,576           (7,556)        21,049,279       (6,717,554)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            62,480            37,401        37,936,110        11,872,377
                                      ----------------  ----------------  ----------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --         3,537,036         4,152,152
   Net transfers (including fixed
     account).......................             3,406             7,965       (4,199,830)       (6,081,375)
   Contract charges.................              (18)              (21)          (65,501)          (71,287)
   Transfers for contract benefits
     and terminations...............          (15,571)           (9,824)      (25,876,638)      (22,009,644)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (12,183)           (1,880)      (26,604,933)      (24,010,154)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets...............            50,297            35,521        11,331,177      (12,137,777)
NET ASSETS:
   Beginning of year................           503,431           467,910       200,953,161       213,090,938
                                      ----------------  ----------------  ----------------   ---------------
   End of year......................  $        553,728  $        503,431  $    212,284,338   $   200,953,161
                                      ================  ================  ================   ===============

                                         FIDELITY VIP DYNAMIC CAPITAL
                                                 APPRECIATION                 FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017               2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (13,853)  $       (13,312)  $        968,011  $      2,236,226
   Net realized gains (losses)......           238,225           117,378         7,112,383        13,750,416
   Change in unrealized gains
     (losses) on investments........           133,019          (84,225)        17,246,984        18,349,428
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           357,391            19,841        25,327,378        34,336,070
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            17,212            10,142         2,861,633         3,420,806
   Net transfers (including fixed
     account).......................         (111,970)          (79,970)       (3,883,993)       (4,877,175)
   Contract charges.................             (161)             (195)         (119,990)         (133,912)
   Transfers for contract benefits
     and terminations...............         (193,497)         (163,471)      (22,964,471)      (19,679,138)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (288,416)         (233,494)      (24,106,821)      (21,269,419)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            68,975         (213,653)         1,220,557        13,066,651
NET ASSETS:
   Beginning of year................         1,801,247         2,014,900       233,851,528       220,784,877
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,870,222  $      1,801,247  $    235,072,085  $    233,851,528
                                      ================  ================  ================  ================


                                           FIDELITY VIP FREEDOM 2020
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,608  $          2,831
   Net realized gains (losses)......            31,842             4,771
   Change in unrealized gains
     (losses) on investments........             6,909             5,657
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            40,359            13,259
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            32,388            31,858
   Net transfers (including fixed
     account).......................               675           317,874
   Contract charges.................             (663)             (368)
   Transfers for contract benefits
     and terminations...............         (176,644)           (6,481)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (144,244)           342,883
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (103,885)           356,142
NET ASSETS:
   Beginning of year................           425,855            69,713
                                      ----------------  ----------------
   End of year......................  $        321,970  $        425,855
                                      ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           FIDELITY VIP FREEDOM 2025           FIDELITY VIP FREEDOM 2030
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,067  $          2,083  $          2,654  $          3,960
   Net realized gains (losses)......            26,230             5,286            31,323            17,548
   Change in unrealized gains
     (losses) on investments........            28,142             5,096            42,316             8,465
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            55,439            12,465            76,293            29,973
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            87,507            64,251            51,656            51,862
   Net transfers (including fixed
     account).......................         (137,509)           151,990           214,273            50,533
   Contract charges.................             (669)             (952)             (577)              (12)
   Transfers for contract benefits
     and terminations...............              (90)          (74,756)         (362,348)             (211)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (50,761)           140,533          (96,996)           102,172
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............             4,678           152,998          (20,703)           132,145
NET ASSETS:
   Beginning of year................           335,281           182,283           561,340           429,195
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        339,959  $        335,281  $        540,637  $        561,340
                                      ================  ================  ================  ================

                                           FIDELITY VIP FREEDOM 2040          FIDELITY VIP FREEDOM 2050
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017             2016              2017              2016
                                      ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            169  $           263  $            352  $            368
   Net realized gains (losses)......             3,091            1,282             2,630                60
   Change in unrealized gains
     (losses) on investments........            15,100            2,218             7,705               594
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            18,360            3,763            10,687             1,022
                                      ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            47,007           63,305            35,441            28,869
   Net transfers (including fixed
     account).......................                39            2,275            40,546            15,509
   Contract charges.................              (39)            (126)              (85)              (23)
   Transfers for contract benefits
     and terminations...............           (1,324)         (17,193)          (19,649)           (2,571)
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..            45,683           48,261            56,253            41,784
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            64,043           52,024            66,940            42,806
NET ASSETS:
   Beginning of year................            62,152           10,128            47,803             4,997
                                      ----------------  ---------------  ----------------  ----------------
   End of year......................  $        126,195  $        62,152  $        114,743  $         47,803
                                      ================  ===============  ================  ================

                                         FIDELITY VIP FUNDSMANAGER 60%        FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017             2016
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (5,485,217)   $   (4,142,473)  $       747,939   $       766,024
   Net realized gains (losses)......       14,787,783        18,823,599        (214,451)         (314,092)
   Change in unrealized gains
     (losses) on investments........       76,161,580         4,233,070          517,750         1,912,243
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       85,464,146        18,914,196        1,051,238         2,364,175
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --        54,407,292          164,177           227,896
   Net transfers (including fixed
     account).......................          (7,693)           589,491        (146,133)         (217,142)
   Contract charges.................               --                --         (11,021)          (12,996)
   Transfers for contract benefits
     and terminations...............     (27,427,663)      (17,726,786)      (2,153,346)       (1,523,130)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (27,435,356)        37,269,997      (2,146,323)       (1,525,372)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       58,028,790        56,184,193      (1,095,085)           838,803
NET ASSETS:
   Beginning of year................      593,192,621       537,008,428       19,469,815        18,631,012
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $   651,221,411   $   593,192,621  $    18,374,730   $    19,469,815
                                      ===============   ===============  ===============   ===============

                                            FIDELITY VIP MID CAP
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,165,185)  $    (2,481,193)
   Net realized gains (losses)......       16,524,181        16,182,735
   Change in unrealized gains
     (losses) on investments........       29,690,294         9,899,299
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       44,049,290        23,600,841
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        5,485,328         6,166,021
   Net transfers (including fixed
     account).......................      (3,245,261)       (5,707,434)
   Contract charges.................         (70,362)          (76,763)
   Transfers for contract benefits
     and terminations...............     (27,846,003)      (24,692,143)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (25,676,298)      (24,310,319)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............       18,372,992         (709,478)
NET ASSETS:
   Beginning of year................      245,490,758       246,200,236
                                      ---------------  ----------------
   End of year......................  $   263,863,750  $    245,490,758
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                FTVIPT FRANKLIN
                                        FTVIPT FRANKLIN INCOME VIP             MUTUAL SHARES VIP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       456,881  $       649,769  $        90,388  $        47,974
   Net realized gains (losses).....          182,658         (88,627)          885,353        1,547,973
   Change in unrealized gains
     (losses) on investments.......          810,184        1,713,083         (38,333)          313,182
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,449,723        2,274,225          937,408        1,909,129
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           38,767            8,102           34,422           13,174
   Net transfers (including fixed
     account)......................          283,708        (716,576)          131,147        (716,816)
   Contract charges................          (3,810)          (4,459)          (5,882)          (6,703)
   Transfers for contract benefits
     and terminations..............      (2,406,815)      (3,108,010)      (1,765,842)      (2,439,539)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,088,150)      (3,820,943)      (1,606,155)      (3,149,884)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (638,427)      (1,546,718)        (668,747)      (1,240,755)
NET ASSETS:
   Beginning of year...............       19,714,285       21,261,003       14,806,916       16,047,671
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,075,858  $    19,714,285  $    14,138,169  $    14,806,916
                                     ===============  ===============  ===============  ===============

                                          FTVIPT FRANKLIN RISING                 FTVIPT FRANKLIN
                                               DIVIDENDS VIP                SMALL-MID CAP GROWTH VIP
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (56,299)  $      (76,320)  $      (420,823)  $     (422,868)
   Net realized gains (losses).....        1,037,616        2,504,309         1,789,435        2,019,116
   Change in unrealized gains
     (losses) on investments.......        1,443,211        (470,433)         2,887,297      (1,038,951)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,424,528        1,957,556         4,255,909          557,297
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           31,654          136,318           170,340          206,530
   Net transfers (including fixed
     account)......................          381,020        (606,606)         (416,615)        (387,266)
   Contract charges................          (4,055)          (4,734)           (6,853)          (7,884)
   Transfers for contract benefits
     and terminations..............      (2,073,673)      (2,431,684)       (3,236,220)      (2,911,027)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,665,054)      (2,906,706)       (3,489,348)      (3,099,647)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          759,474        (949,150)           766,561      (2,542,350)
NET ASSETS:
   Beginning of year...............       14,124,147       15,073,297        23,462,681       26,005,031
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    14,883,621  $    14,124,147  $     24,229,242  $    23,462,681
                                     ===============  ===============  ================  ===============

                                         FTVIPT TEMPLETON DEVELOPING
                                                 MARKETS VIP              FTVIPT TEMPLETON FOREIGN VIP
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (35,736)   $      (52,666)  $       463,827  $       104,190
   Net realized gains (losses).....        (197,414)       (1,044,768)          447,603           44,825
   Change in unrealized gains
     (losses) on investments.......        5,762,682         3,249,765        6,818,738        2,708,456
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,529,532         2,152,331        7,730,168        2,857,471
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          661,629           730,271          506,699          662,355
   Net transfers (including fixed
     account)......................          380,931         (625,612)      (1,368,143)            8,619
   Contract charges................          (7,903)           (7,749)         (11,066)         (12,468)
   Transfers for contract benefits
     and terminations..............      (2,165,241)       (1,417,336)      (6,393,937)      (6,797,379)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,130,584)       (1,320,426)      (7,266,447)      (6,138,873)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,398,948           831,905          463,721      (3,281,402)
NET ASSETS:
   Beginning of year...............       14,638,051        13,806,146       55,454,715       58,736,117
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    19,036,999   $    14,638,051  $    55,918,436  $    55,454,715
                                     ===============   ===============  ===============  ===============


                                           INVESCO V.I. COMSTOCK
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        18,113  $       (4,406)
   Net realized gains (losses).....          588,604          659,045
   Change in unrealized gains
     (losses) on investments.......          115,406           90,333
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          722,123          744,972
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................         (50,560)        (364,888)
   Contract charges................            (534)            (675)
   Transfers for contract benefits
     and terminations..............      (1,070,360)        (507,628)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,121,454)        (873,191)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (399,331)        (128,219)
NET ASSETS:
   Beginning of year...............        5,383,720        5,511,939
                                     ---------------  ---------------
   End of year.....................  $     4,984,389  $     5,383,720
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (8,719)  $       (13,169)  $       (96,705)  $        (7,698)
   Net realized gains (losses)......           142,643           123,701         2,563,249         2,958,945
   Change in unrealized gains
      (losses) on investments.......          (65,659)            34,098         1,753,109         2,852,056
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............            68,265           144,630         4,219,653         5,803,303
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             2,574                --           150,295           118,778
   Net transfers (including fixed
      account)......................           (4,447)            61,697         1,518,451       (1,095,723)
   Contract charges.................              (74)              (99)          (17,479)          (19,392)
   Transfers for contract benefits
      and terminations..............         (207,491)         (237,705)       (6,649,182)       (7,146,777)
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (209,438)         (176,107)       (4,997,915)       (8,143,114)
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets...............         (141,173)          (31,477)         (778,262)       (2,339,811)
NET ASSETS:
   Beginning of year................         1,252,863         1,284,340        49,784,834        52,124,645
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,111,690  $      1,252,863  $     49,006,572  $     49,784,834
                                      ================  ================  ================  ================

                                      INVESCO V.I. GOVERNMENT SECURITIES      INVESCO V.I. MANAGED VOLATILITY
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  -----------------------------------
                                            2017               2016               2017              2016
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          5,639  $         (2,310)  $         (8,786)  $        (2,050)
   Net realized gains (losses)......          (22,740)            (2,698)           (24,201)          (60,896)
   Change in unrealized gains
      (losses) on investments.......            16,966           (27,188)            142,731           158,819
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............             (135)           (32,196)            109,744            95,873
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........                --              3,750                 --                --
   Net transfers (including fixed
      account)......................           225,240             56,467             97,218            19,622
   Contract charges.................           (1,027)            (1,376)              (408)             (453)
   Transfers for contract benefits
      and terminations..............         (672,249)        (1,391,547)           (52,249)         (231,877)
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (448,036)        (1,332,706)             44,561         (212,708)
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets...............         (448,171)        (1,364,902)            154,305         (116,835)
NET ASSETS:
   Beginning of year................         7,417,830          8,782,732          1,233,406         1,350,241
                                      ----------------  -----------------  -----------------  ----------------
   End of year......................  $      6,969,659  $       7,417,830  $       1,387,711  $      1,233,406
                                      ================  =================  =================  ================

                                          INVESCO V.I. S&P 500 INDEX           JANUS HENDERSON ENTERPRISE
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                      ----------------  -----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (14,193)  $        (15,045)  $      (166,716)   $      (170,680)
   Net realized gains (losses)......           274,196            325,281         1,528,103          1,610,561
   Change in unrealized gains
      (losses) on investments.......            62,578          (136,521)         1,588,789          (213,763)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............           322,581            173,715         2,950,176          1,226,118
                                      ----------------  -----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             1,589              2,415           164,253            258,654
   Net transfers (including fixed
      account)......................         (118,181)            (1,034)          (63,864)             32,434
   Contract charges.................             (330)              (291)           (1,392)            (1,703)
   Transfers for contract benefits
      and terminations..............         (278,694)          (463,922)       (1,429,690)        (1,512,489)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (395,616)          (462,832)       (1,330,693)        (1,223,104)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets...............          (73,035)          (289,117)         1,619,483              3,014
NET ASSETS:
   Beginning of year................         1,905,676          2,194,793        12,288,719         12,285,705
                                      ----------------  -----------------  ----------------   ----------------
   End of year......................  $      1,832,641  $       1,905,676  $     13,908,202   $     12,288,719
                                      ================  =================  ================   ================

                                         JANUS HENDERSON GLOBAL RESEARCH
                                                   SUBACCOUNT
                                      -----------------------------------
                                            2017               2016
                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            750   $          3,066
   Net realized gains (losses)......            84,097             43,500
   Change in unrealized gains
      (losses) on investments.......            53,975           (39,056)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............           138,822              7,510
                                      ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             9,394             10,983
   Net transfers (including fixed
      account)......................           (5,236)              8,033
   Contract charges.................               (4)                 --
   Transfers for contract benefits
      and terminations..............         (240,708)          (154,576)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (236,554)          (135,560)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets...............          (97,732)          (128,050)
NET ASSETS:
   Beginning of year................           675,764            803,814
                                      ----------------   ----------------
   End of year......................  $        578,032   $        675,764
                                      ================   ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                         LMPVET CLEARBRIDGE VARIABLE
                                         JANUS HENDERSON OVERSEAS             AGGRESSIVE GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017             2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,929  $     1,000,357  $   (3,606,185)  $   (3,129,262)
   Net realized gains (losses).....      (1,770,256)      (1,601,072)       37,197,330       31,729,193
   Change in unrealized gains
     (losses) on investments.......        9,707,005      (2,110,590)       12,126,476     (31,339,196)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,024,678      (2,711,305)       45,717,621      (2,739,265)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,312,066        1,571,214        2,238,849        2,524,691
   Net transfers (including fixed
     account)......................      (1,083,731)      (1,661,271)      (3,172,487)      (2,014,873)
   Contract charges................         (15,943)         (16,412)        (152,070)        (168,878)
   Transfers for contract benefits
     and terminations..............      (3,754,885)      (2,361,206)     (36,708,246)     (37,305,304)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,542,493)      (2,467,675)     (37,793,954)     (36,964,364)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,482,185      (5,178,980)        7,923,667     (39,703,629)
NET ASSETS:
   Beginning of year...............       28,762,285       33,941,265      328,523,979      368,227,608
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    33,244,470  $    28,762,285  $   336,447,646  $   328,523,979
                                     ===============  ===============  ===============  ===============

                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                              APPRECIATION                     DIVIDEND STRATEGY
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (989,805)  $     (737,425)  $     (431,365)  $     (371,549)
   Net realized gains (losses).....       20,864,193       17,578,940        4,536,580        3,402,946
   Change in unrealized gains
     (losses) on investments.......       20,977,054        2,307,392       10,069,742        7,801,497
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       40,851,442       19,148,907       14,174,957       10,832,894
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          784,487          952,911          143,736          122,668
   Net transfers (including fixed
     account)......................      (1,989,016)      (3,348,431)        (777,182)        (123,865)
   Contract charges................        (127,214)        (138,920)         (29,479)         (32,619)
   Transfers for contract benefits
     and terminations..............     (27,220,772)     (30,510,890)     (10,884,356)     (11,728,940)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (28,552,515)     (33,045,330)     (11,547,281)     (11,762,756)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       12,298,927     (13,896,423)        2,627,676        (929,862)
NET ASSETS:
   Beginning of year...............      245,202,993      259,099,416       90,118,532       91,048,394
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   257,501,920  $   245,202,993  $    92,746,208  $    90,118,532
                                     ===============  ===============  ===============  ===============

                                         LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP GROWTH                   LARGE CAP VALUE
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (1,272,605)   $     (979,003)  $      (87,585)  $        91,546
   Net realized gains (losses).....        8,828,760        10,151,357        7,065,986        4,217,143
   Change in unrealized gains
     (losses) on investments.......       12,595,464       (4,229,733)        7,056,276        7,747,711
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       20,151,619         4,942,621       14,034,677       12,056,400
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          577,827           664,303          389,897          453,867
   Net transfers (including fixed
     account)......................        (912,985)       (1,163,190)        (788,389)        (933,453)
   Contract charges................         (23,620)          (25,617)         (43,359)         (47,799)
   Transfers for contract benefits
     and terminations..............     (10,492,057)      (10,212,887)     (14,083,203)     (11,476,323)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,850,835)      (10,737,391)     (14,525,054)     (12,003,708)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        9,300,784       (5,794,770)        (490,377)           52,692
NET ASSETS:
   Beginning of year...............       89,099,797        94,894,567      114,104,961      114,052,269
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    98,400,581   $    89,099,797  $   113,614,584  $   114,104,961
                                     ===============   ===============  ===============  ===============

                                         LMPVET CLEARBRIDGE VARIABLE
                                                   MID CAP
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (420,744)  $     (268,755)
   Net realized gains (losses).....         3,068,328        1,697,903
   Change in unrealized gains
     (losses) on investments.......           665,332          754,862
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         3,312,916        2,184,010
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            32,539           41,711
   Net transfers (including fixed
     account)......................         (223,933)           30,070
   Contract charges................           (9,066)         (10,221)
   Transfers for contract benefits
     and terminations..............       (3,068,197)      (3,541,140)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (3,268,657)      (3,479,580)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............            44,259      (1,295,570)
NET ASSETS:
   Beginning of year...............        32,071,788       33,367,358
                                     ----------------  ---------------
   End of year.....................  $     32,116,047  $    32,071,788
                                     ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       LMPVET CLEARBRIDGE VARIABLE            LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                  CONSERVATIVE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (713,693)  $     (693,059)  $       364,512  $       373,405
   Net realized gains (losses).....        3,161,030        2,998,553        6,160,566        1,505,502
   Change in unrealized gains
     (losses) on investments.......        6,767,882        (704,843)      (1,590,209)          700,199
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,215,219        1,600,651        4,934,869        2,579,106
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          375,382          402,680          123,612          119,836
   Net transfers (including fixed
     account)......................        (973,765)      (1,034,694)        (274,074)        (942,073)
   Contract charges................         (12,998)         (14,785)         (23,804)         (26,329)
   Transfers for contract benefits
     and terminations..............      (5,573,956)      (5,191,448)      (5,770,737)      (6,385,071)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,185,337)      (5,838,247)      (5,945,003)      (7,233,637)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,029,882      (4,237,596)      (1,010,134)      (4,654,531)
NET ASSETS:
   Beginning of year...............       44,384,618       48,622,214       44,206,329       48,860,860
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    47,414,500  $    44,384,618  $    43,196,195  $    44,206,329
                                     ===============  ===============  ===============  ===============

                                                                              LMPVET QS VARIABLE
                                        LMPVET QS VARIABLE GROWTH               MODERATE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016             2017             2016
                                     ---------------  ---------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        81,847  $         1,690  $      183,502   $       183,355
   Net realized gains (losses).....        3,651,196          873,565       6,229,627         1,023,775
   Change in unrealized gains
     (losses) on investments.......        (332,514)          470,828     (2,201,044)           641,325
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,400,529        1,346,083       4,212,085         1,848,455
                                     ---------------  ---------------  --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           41,136           65,741          99,489            69,119
   Net transfers (including fixed
     account)......................         (35,295)        (275,082)       (543,314)         (105,196)
   Contract charges................         (19,021)         (20,649)        (23,775)          (25,949)
   Transfers for contract benefits
     and terminations..............      (2,117,197)      (1,931,146)     (4,267,053)       (2,683,965)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,130,377)      (2,161,136)     (4,734,653)       (2,745,991)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets...............        1,270,152        (815,053)       (522,568)         (897,536)
NET ASSETS:
   Beginning of year...............       20,311,234       21,126,287      30,093,587        30,991,123
                                     ---------------  ---------------  --------------   ---------------
   End of year.....................  $    21,581,386  $    20,311,234  $   29,571,019   $    30,093,587
                                     ===============  ===============  ==============   ===============

                                                                         LMPVIT WESTERN ASSET VARIABLE
                                      LMPVIT WESTERN ASSET CORE PLUS        GLOBAL HIGH YIELD BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,511,254  $       326,679  $       186,996  $       231,523
   Net realized gains (losses).....        (855,207)      (1,254,653)         (51,819)        (216,758)
   Change in unrealized gains
     (losses) on investments.......        1,682,695        2,869,774          225,619          688,455
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,338,742        1,941,800          360,796          703,220
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           99,442          143,116            8,712               --
   Net transfers (including fixed
     account)......................        1,821,509          100,943          486,756        (209,241)
   Contract charges................         (17,275)         (20,301)            (475)            (612)
   Transfers for contract benefits
     and terminations..............      (7,575,067)      (8,312,837)        (787,880)        (859,691)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,671,391)      (8,089,079)        (292,887)      (1,069,544)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,332,649)      (6,147,279)           67,909        (366,324)
NET ASSETS:
   Beginning of year...............       60,157,955       66,305,234        5,438,686        5,805,010
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    56,825,306  $    60,157,955  $     5,506,595  $     5,438,686
                                     ===============  ===============  ===============  ===============

                                              MORGAN STANLEY
                                             MULTI CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (17,745)  $      (16,082)
   Net realized gains (losses).....          114,923          134,755
   Change in unrealized gains
     (losses) on investments.......          191,890        (162,328)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          289,068         (43,655)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................          (8,975)            1,544
   Contract charges................             (85)             (68)
   Transfers for contract benefits
     and terminations..............        (115,025)         (69,948)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (124,085)         (68,472)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          164,983        (112,127)
NET ASSETS:
   Beginning of year...............          678,520          790,647
                                     ---------------  ---------------
   End of year.....................  $       843,503  $       678,520
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (219,781)  $      (250,762)  $         21,425  $        100,563
   Net realized gains (losses)......         1,602,770           921,495           194,078         1,434,517
   Change in unrealized gains
     (losses) on investments........           578,236         1,831,176         (136,373)       (1,221,435)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,961,225         2,501,909            79,130           313,645
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            90,994            89,664            36,411            51,480
   Net transfers (including fixed
     account).......................           188,055         (374,058)         (176,000)            12,822
   Contract charges.................           (6,866)           (7,822)           (2,902)           (3,739)
   Transfers for contract benefits
     and terminations...............       (2,605,860)       (3,245,210)       (1,133,149)       (1,261,343)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,333,677)       (3,537,426)       (1,275,640)       (1,200,780)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (372,452)       (1,035,517)       (1,196,510)         (887,135)
NET ASSETS:
   Beginning of year................        19,478,488        20,514,005         7,545,087         8,432,222
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     19,106,036  $     19,478,488  $      6,348,577  $      7,545,087
                                      ================  ================  ================  ================

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED                     VIF GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017             2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (86,027)  $      (129,714)  $     (118,447)   $     (106,129)
   Net realized gains (losses)......        2,903,284         2,501,996          902,083         1,241,008
   Change in unrealized gains
     (losses) on investments........        2,105,323         (732,681)        1,430,835       (1,342,478)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,922,580         1,639,601        2,214,471         (207,599)
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          388,972           404,719               --                --
   Net transfers (including fixed
     account).......................        (474,934)         (673,150)         (29,750)         (177,905)
   Contract charges.................         (23,990)          (26,297)            (667)             (856)
   Transfers for contract benefits
     and terminations...............      (3,799,306)       (3,729,158)        (726,350)         (629,924)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (3,909,258)       (4,023,886)        (756,767)         (808,685)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        1,013,322       (2,384,285)        1,457,704       (1,016,284)
NET ASSETS:
   Beginning of year................       34,122,083        36,506,368        5,650,496         6,666,780
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $    35,135,405  $     34,122,083  $     7,108,200   $     5,650,496
                                      ===============  ================  ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife of CT Separate Account Eleven for Variable Annuities to Brighthouse Separate Account Eleven for Variable Annuities.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB")              Legg Mason Partners Variable Equity Trust
AIM Variable Insurance Funds (Invesco Variable               ("LMPVET")
   Insurance Funds) ("Invesco V.I.")                       Legg Mason Partners Variable Income Trust
American Funds Insurance Series ("American Funds")           ("LMPVIT")
Brighthouse Funds Trust I ("BHFTI")*                       Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Brighthouse Funds Trust II ("BHFTII")*                     Morgan Stanley Variable Investment Series
Delaware VIP Trust ("Delaware VIP")                          ("Morgan Stanley")
Deutsche Variable Series II ("Deutsche II")                Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   ("FTVIPT")                                                ("Dreyfus Sustainable U.S. Equity")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2017:

AB Global Thematic Growth Subaccount                     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount
Alger Capital Appreciation Subaccount                    BHFTII Brighthouse/Dimensional International Small
American Funds Bond Subaccount                              Company Subaccount
American Funds Global Growth Subaccount                  BHFTII Brighthouse/Wellington Balanced Subaccount (a)
American Funds Global Small Capitalization Subaccount    BHFTII Brighthouse/Wellington Core Equity
American Funds Growth Subaccount                            Opportunities Subaccount (a)
American Funds Growth-Income Subaccount                  BHFTII Frontier Mid Cap Growth Subaccount (a)
BHFTI American Funds Balanced Allocation Subaccount      BHFTII Jennison Growth Subaccount (a)
BHFTI American Funds Growth Allocation Subaccount        BHFTII Loomis Sayles Small Cap Core Subaccount
BHFTI American Funds Moderate Allocation Subaccount      BHFTII MetLife Aggregate Bond Index Subaccount
BHFTI BlackRock High Yield Subaccount (a)                BHFTII MetLife Mid Cap Stock Index Subaccount (a)
BHFTI Brighthouse Asset Allocation 100 Subaccount        BHFTII MetLife MSCI EAFE Index Subaccount
BHFTI Brighthouse Small Cap Value Subaccount (a)         BHFTII MetLife Russell 2000 Index Subaccount
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII MetLife Stock Index Subaccount (a)
   Equity Subaccount (a)                                 BHFTII MFS Total Return Subaccount (a)
BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII MFS Value Subaccount (a)
   Subaccount                                            BHFTII MFS Value II Subaccount
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Neuberger Berman Genesis Subaccount (a)
   Subaccount                                            BHFTII T. Rowe Price Large Cap Growth Subaccount (a)
BHFTI Clarion Global Real Estate Subaccount (a)          BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI ClearBridge Aggressive Growth Subaccount (a)       BHFTII Western Asset Management Strategic Bond
BHFTI Harris Oakmark International Subaccount               Opportunities Subaccount (a)
BHFTI Invesco Comstock Subaccount (a)                    BHFTII Western Asset Management U.S. Government
BHFTI Invesco Small Cap Growth Subaccount (a)               Subaccount
BHFTI JPMorgan Small Cap Value Subaccount                Delaware VIP Small Cap Value Subaccount
BHFTI Loomis Sayles Global Markets Subaccount            Deutsche II Government & Agency Securities
BHFTI MetLife Multi-Index Targeted Risk Subaccount          Subaccount
BHFTI MFS Research International Subaccount              Deutsche II Small Mid Cap Value Subaccount
BHFTI Morgan Stanley Mid Cap Growth Subaccount (a)       Dreyfus Sustainable U.S. Equity Subaccount
BHFTI Oppenheimer Global Equity Subaccount (a)           Fidelity VIP Contrafund Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount (a)      Fidelity VIP Dynamic Capital Appreciation Subaccount
BHFTI PIMCO Total Return Subaccount                      Fidelity VIP Equity-Income Subaccount (a)
BHFTI Schroders Global Multi-Asset II Subaccount         Fidelity VIP Freedom 2020 Subaccount
BHFTI SSGA Growth and Income ETF Subaccount              Fidelity VIP Freedom 2025 Subaccount
BHFTI SSGA Growth ETF Subaccount                         Fidelity VIP Freedom 2030 Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)       Fidelity VIP Freedom 2040 Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount            Fidelity VIP Freedom 2050 Subaccount
BHFTI Victory Sycamore Mid Cap Subaccount (a)            Fidelity VIP FundsManager 60% Subaccount
BHFTII BlackRock Bond Income Subaccount (a)              Fidelity VIP High Income Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)     Fidelity VIP Mid Cap Subaccount
BHFTII BlackRock Ultra-Short Term Bond Subaccount (a)    FTVIPT Franklin Income VIP Subaccount
BHFTII Brighthouse Asset Allocation 20 Subaccount        FTVIPT Franklin Mutual Shares VIP Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount        FTVIPT Franklin Rising Dividends VIP Subaccount
BHFTII Brighthouse Asset Allocation 60 Subaccount        FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII Brighthouse Asset Allocation 80 Subaccount           Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


FTVIPT Templeton Developing Markets VIP                  LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  LMPVET ClearBridge Variable Mid Cap Subaccount
Invesco V.I. Comstock Subaccount (a)                     LMPVET ClearBridge Variable Small Cap Growth
Invesco V.I. Diversified Dividend Subaccount               Subaccount
Invesco V.I. Equity and Income Subaccount                LMPVET QS Variable Conservative Growth
Invesco V.I. Government Securities Subaccount (a)          Subaccount
Invesco V.I. Managed Volatility Subaccount               LMPVET QS Variable Growth Subaccount
Invesco V.I. S&P 500 Index Subaccount                    LMPVET QS Variable Moderate Growth Subaccount
Janus Henderson Enterprise Subaccount                    LMPVIT Western Asset Core Plus Subaccount
Janus Henderson Global Research Subaccount               LMPVIT Western Asset Variable Global High Yield
Janus Henderson Overseas Subaccount                        Bond Subaccount
LMPVET ClearBridge Variable Aggressive Growth            Morgan Stanley Multi Cap Growth Subaccount
   Subaccount (a)                                        Pioneer VCT Mid Cap Value Subaccount
LMPVET ClearBridge Variable Appreciation                 Pioneer VCT Real Estate Shares Subaccount
   Subaccount (a)                                        TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Dividend Strategy              Subaccount
   Subaccount (a)                                        VIF Growth Subaccount
LMPVET ClearBridge Variable Large Cap Growth
   Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Subaccount had no net assets as of December 31, 2017:

Fidelity VIP Government Money Market Subaccount


3.  PORTFOLIO CHANGES


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                               New Name

Dreyfus Socially Responsible Growth Portfolio             Dreyfus Sustainable U.S. Equity Portfolio
Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
Janus Aspen Global Research Portfolio                     Janus Henderson Global Research Portfolio
Janus Aspen Overseas Portfolio                            Janus Henderson Overseas Portfolio
(MIST) Invesco Mid Cap Value Portfolio                    (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio            (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                            Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                     (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


Former Name                                              New Name

(MSF) BlackRock Large Cap Value Portfolio                (BHFTII) MFS Value II Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Name                                                New Name

Met Investors Series Trust (MIST)                          Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                             Brighthouse Funds Trust II (BHFTII)
The Dreyfus Socially Responsible Growth Fund, Inc.         The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   (Dreyfus Socially Responsible Growth)                     (Dreyfus Sustainable U.S. Equity)
The Universal Institutional Funds, Inc. (UIF)              Morgan Stanley Variable Insurance Fund, Inc (VIF)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     AB Global Thematic Growth Subaccount.......................         15,122          240,007             3,431            85,926
     Alger Capital Appreciation Subaccount......................         32,966        1,961,531           256,451           576,912
     American Funds Bond Subaccount.............................        367,710        3,962,648           511,492         1,472,678
     American Funds Global Growth Subaccount....................      3,483,767       75,354,262         5,278,675        18,383,059
     American Funds Global Small Capitalization Subaccount......         75,162        1,474,283            44,596           338,717
     American Funds Growth Subaccount...........................      3,230,562      192,312,387        27,283,180        40,607,160
     American Funds Growth-Income Subaccount....................      4,050,050      158,417,757        17,668,185        34,069,367
     BHFTI American Funds Balanced Allocation Subaccount........        503,802        4,956,931         1,055,068         1,566,726
     BHFTI American Funds Growth Allocation Subaccount..........        393,081        3,754,782         1,146,465         1,347,432
     BHFTI American Funds Moderate Allocation Subaccount........        273,648        2,723,424           812,207         1,057,450
     BHFTI BlackRock High Yield Subaccount......................      9,782,556       78,252,032         9,161,937        16,996,096
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      4,994,895       54,992,823         5,988,388         6,383,923
     BHFTI Brighthouse Small Cap Value Subaccount...............      6,351,066       97,798,215         5,988,332        18,129,470
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................      3,676,870       36,596,895         2,674,215         7,795,532
     BHFTI Brighthouse/Eaton Vance Floating Rate Subaccount.....        281,601        2,918,321           392,440           252,239
     BHFTI Brighthouse/Wellington Large Cap Research Subaccount.      2,499,223       28,060,483         2,319,073         5,250,445
     BHFTI Clarion Global Real Estate Subaccount................      4,662,437       57,594,199         4,606,036         9,003,714
     BHFTI ClearBridge Aggressive Growth Subaccount.............     27,280,001      385,878,375         8,358,238        65,407,599
     BHFTI Harris Oakmark International Subaccount..............      3,802,780       56,400,378        10,285,536        14,471,729
     BHFTI Invesco Comstock Subaccount..........................     11,208,067      121,419,136        11,370,698        31,634,483
     BHFTI Invesco Small Cap Growth Subaccount..................        947,809       14,064,734         2,683,145         2,876,321
     BHFTI JPMorgan Small Cap Value Subaccount..................        645,520        9,898,040         2,059,292         2,152,258
     BHFTI Loomis Sayles Global Markets Subaccount..............      7,584,219       87,802,441         3,083,785        16,523,715
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........          7,297           88,574            27,869            57,467
     BHFTI MFS Research International Subaccount................      4,683,019       52,522,735         2,358,560        10,241,749
     BHFTI Morgan Stanley Mid Cap Growth Subaccount.............        479,899        5,752,904           912,332         1,788,483
     BHFTI Oppenheimer Global Equity Subaccount.................     13,245,243      219,015,379         8,212,434        45,275,700
     BHFTI PIMCO Inflation Protected Bond Subaccount............      4,457,712       47,498,445         4,556,864         9,185,585
     BHFTI PIMCO Total Return Subaccount........................     14,372,978      162,047,341        11,633,822        27,953,883
     BHFTI Schroders Global Multi-Asset II Subaccount...........          3,094           35,249            10,276             3,595
     BHFTI SSGA Growth and Income ETF Subaccount................      8,881,553       95,292,730         3,301,777        10,331,391
     BHFTI SSGA Growth ETF Subaccount...........................     11,616,039      124,153,150         5,898,486        14,558,752
     BHFTI T. Rowe Price Large Cap Value Subaccount.............     10,664,290      332,500,417        45,867,633        56,485,964
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............        134,594        1,318,675           237,526           251,612
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      1,806,782       33,308,831         1,529,748         8,126,491
     BHFTII BlackRock Bond Income Subaccount....................      1,143,024      120,276,421         8,853,903        20,927,644
     BHFTII BlackRock Capital Appreciation Subaccount...........      4,418,056      105,517,523         7,021,963        25,759,235
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........      1,798,007      179,944,515        31,519,221        65,262,022
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      1,664,542       18,475,260         2,806,306         5,440,619
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      5,376,191       61,490,769         6,191,168        14,465,472
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     35,819,418      424,794,596        34,833,952        70,550,195
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     43,903,829      561,746,892        54,690,166        69,370,501
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........          7,331        1,370,759           159,789           234,548
     BHFTII Brighthouse/Dimensional International Small
       Company Subaccount.......................................         52,737          730,742           302,091           175,670
     BHFTII Brighthouse/Wellington Balanced Subaccount..........     11,736,028      190,148,281        11,962,442        27,001,233
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      3,769,736      114,776,108         7,424,554        19,844,005
     BHFTII Frontier Mid Cap Growth Subaccount..................      2,061,960       57,292,189         3,131,566        12,250,744
     BHFTII Jennison Growth Subaccount..........................     24,118,640      308,908,834        29,796,025        44,809,505
     BHFTII Loomis Sayles Small Cap Core Subaccount.............          5,303        1,330,404           779,386           121,983
     BHFTII MetLife Aggregate Bond Index Subaccount.............      5,279,931       57,456,775         2,609,392         7,713,555
     BHFTII MetLife Mid Cap Stock Index Subaccount..............        956,354       15,508,647         3,339,833         3,182,678
     BHFTII MetLife MSCI EAFE Index Subaccount..................      3,613,696       55,001,862         2,324,777         6,059,382
     BHFTII MetLife Russell 2000 Index Subaccount...............      5,110,198       77,234,793         7,836,578        15,570,269

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2017             DECEMBER 31, 2017
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   --------------    -------------  --------------    --------------
     BHFTII MetLife Stock Index Subaccount.......................      16,603,375      592,766,622     44,431,655       105,812,447
     BHFTII MFS Total Return Subaccount..........................       1,920,361      279,363,980     30,673,335        54,523,499
     BHFTII MFS Value II Subaccount..............................         919,708        9,198,688        893,666         3,252,394
     BHFTII MFS Value Subaccount.................................       7,709,685      113,077,115     13,308,627        23,047,962
     BHFTII Neuberger Berman Genesis Subaccount..................       2,646,473       40,569,831      6,784,313        11,684,997
     BHFTII T. Rowe Price Large Cap Growth Subaccount............       2,554,601       49,563,167      8,565,858        10,877,910
     BHFTII T. Rowe Price Small Cap Growth Subaccount............       5,114,938       84,888,895      9,383,364        15,770,825
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount..................................      11,617,429      150,979,303     14,066,785        30,253,378
     BHFTII Western Asset Management U.S. Government Subaccount..       5,880,689       70,143,000      6,152,405        12,402,514
     Delaware VIP Small Cap Value Subaccount.....................         266,961        8,220,093        674,497         1,328,363
     Deutsche II Government & Agency Securities Subaccount.......         155,255        1,886,094        108,052           627,578
     Deutsche II Small Mid Cap Value Subaccount..................         229,965        3,461,122        570,519           985,240
     Dreyfus Sustainable U.S. Equity Subaccount..................          13,913          430,494         53,652            37,426
     Fidelity VIP Contrafund Subaccount..........................       5,714,415      159,524,534     15,479,956        32,044,076
     Fidelity VIP Dynamic Capital Appreciation Subaccount........         133,112        1,347,389        228,773           409,657
     Fidelity VIP Equity-Income Subaccount.......................       9,844,533      206,476,756      9,551,956        27,852,884
     Fidelity VIP Freedom 2020 Subaccount........................          23,097          311,137        349,636           483,538
     Fidelity VIP Freedom 2025 Subaccount........................          23,381          312,668        212,051           252,241
     Fidelity VIP Freedom 2030 Subaccount........................          37,030          502,459        288,854           362,436
     Fidelity VIP Freedom 2040 Subaccount........................           5,829          109,087         51,096             2,441
     Fidelity VIP Freedom 2050 Subaccount........................           5,908          106,586         77,822            19,407
     Fidelity VIP FundsManager 60% Subaccount....................      52,097,714      594,298,435     20,005,065        39,786,239
     Fidelity VIP High Income Subaccount.........................       3,371,511       19,989,610      1,559,551         2,957,935
     Fidelity VIP Mid Cap Subaccount.............................       6,982,370      208,413,320     16,310,984        32,281,293
     FTVIPT Franklin Income VIP Subaccount.......................       1,179,707       17,522,015      1,427,069         3,058,338
     FTVIPT Franklin Mutual Shares VIP Subaccount................         694,409       12,226,833      1,072,215         1,995,564
     FTVIPT Franklin Rising Dividends VIP Subaccount.............         522,971       11,438,047      1,599,622         2,793,432
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........       1,358,904       26,170,081      2,822,614         4,361,971
     FTVIPT Templeton Developing Markets VIP Subaccount..........       1,860,899       17,811,180      2,643,119         3,809,444
     FTVIPT Templeton Foreign VIP Subaccount.....................       3,614,637       50,932,095      3,201,831        10,004,457
     Invesco V.I. Comstock Subaccount............................         241,726        3,340,862        377,723         1,281,859
     Invesco V.I. Diversified Dividend Subaccount................          41,159          705,341         81,257           261,757
     Invesco V.I. Equity and Income Subaccount...................       2,586,099       36,655,644      2,996,467         7,211,774
     Invesco V.I. Government Securities Subaccount...............         615,449        7,178,309        537,630           980,028
     Invesco V.I. Managed Volatility Subaccount..................         106,257        1,507,751        178,903           143,128
     Invesco V.I. S&P 500 Index Subaccount.......................          99,438        1,355,414        235,113           503,308
     Janus Henderson Enterprise Subaccount.......................         208,613        9,117,364      1,465,742         2,095,273
     Janus Henderson Global Research Subaccount..................          11,521          349,969         25,694           261,497
     Janus Henderson Overseas Subaccount.........................       1,081,473       41,501,194      1,293,843         4,748,407
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....      12,383,947      224,611,511     25,196,187        45,224,061
     LMPVET ClearBridge Variable Appreciation Subaccount.........       6,135,396      157,988,843     12,473,464        33,626,599
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....       4,637,455       59,287,934      2,640,473        14,619,119
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....       3,995,152       72,149,337      7,411,061        14,129,822
     LMPVET ClearBridge Variable Large Cap Value Subaccount......       5,301,661       88,284,870      6,456,493        17,821,558
     LMPVET ClearBridge Variable Mid Cap Subaccount..............       1,587,546       23,177,464      2,438,997         4,357,532
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....       1,827,853       31,527,583      1,782,769         7,718,212
     LMPVET QS Variable Conservative Growth Subaccount...........       2,950,560       35,992,177      5,648,256         6,743,406
     LMPVET QS Variable Growth Subaccount........................       1,492,489       20,349,453      3,768,941         2,507,825
     LMPVET QS Variable Moderate Growth Subaccount...............       2,122,830       25,560,079      5,560,018         5,221,820
     LMPVIT Western Asset Core Plus Subaccount...................       9,848,408       62,933,666      4,730,307         8,890,445
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................         754,328        5,897,835        922,083         1,027,975
     Morgan Stanley Multi Cap Growth Subaccount..................          15,991          620,652        108,121           170,728
     Pioneer VCT Mid Cap Value Subaccount........................         915,479       18,134,839      2,242,534         3,275,211
     Pioneer VCT Real Estate Shares Subaccount...................         411,177        7,477,306        859,185         1,657,616
     TAP 1919 Variable Socially Responsive Balanced Subaccount...       1,260,237       31,532,818      3,020,099         4,595,477
     VIF Growth Subaccount.......................................         219,525        4,659,369        862,677         1,187,938

This page is intentionally left blank.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         402,397          433,718         790,345          973,382       2,795,414        2,919,559
Units issued and transferred
   from other funding options....           3,194           16,714          29,249           17,163         264,126          770,840
Units redeemed and transferred to
   other funding options.........        (69,437)         (48,035)       (149,421)        (200,200)       (847,046)        (894,985)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         336,154          402,397         670,173          790,345       2,212,494        2,795,414
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                           AMERICAN FUNDS GLOBAL
                                     AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       37,013,497       43,593,647          495,691          620,815
Units issued and transferred
   from other funding options....          916,610        1,145,866           12,952           39,344
Units redeemed and transferred to
   other funding options.........      (5,985,341)      (7,726,016)         (81,250)        (164,468)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       31,944,766       37,013,497          427,393          495,691
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2017             2016
                                   ---------------  ---------------

Units beginning of year..........       89,755,181      103,574,782
Units issued and transferred
   from other funding options....        2,014,455        2,985,402
Units redeemed and transferred to
   other funding options.........     (13,622,674)     (16,805,003)
                                   ---------------  ---------------
Units end of year................       78,146,962       89,755,181
                                   ===============  ===============

                                                                          BHFTI AMERICAN FUNDS
                                     AMERICAN FUNDS GROWTH-INCOME          BALANCED ALLOCATION
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       83,026,144       96,683,093        3,745,363        3,593,345
Units issued and transferred
   from other funding options....        1,657,087        2,630,261          470,339        2,921,381
Units redeemed and transferred to
   other funding options.........     (12,746,957)     (16,287,210)      (1,017,798)      (2,769,363)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       71,936,274       83,026,144        3,197,904        3,745,363
                                   ===============  ===============  ===============  ===============


                                        BHFTI AMERICAN FUNDS             BHFTI AMERICAN FUNDS
                                          GROWTH ALLOCATION               MODERATE ALLOCATION
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        2,607,699       2,633,410       2,077,029        2,284,599
Units issued and transferred
   from other funding options....          574,637         374,571         460,509          273,378
Units redeemed and transferred to
   other funding options.........        (868,711)       (400,282)       (713,928)        (480,948)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        2,313,625       2,607,699       1,823,610        2,077,029
                                   ===============  ==============  ==============  ===============


                                                                            BHFTI BRIGHTHOUSE
                                      BHFTI BLACKROCK HIGH YIELD          ASSET ALLOCATION 100
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       26,278,741       30,089,681       39,362,500       43,198,777
Units issued and transferred
   from other funding options....        2,161,814        3,818,695        2,057,998        2,417,208
Units redeemed and transferred to
   other funding options.........      (5,855,161)      (7,629,635)      (4,480,277)      (6,253,485)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       22,585,394       26,278,741       36,940,221       39,362,500
                                   ===============  ===============  ===============  ===============

                                          BHFTI BRIGHTHOUSE           BHFTI BRIGHTHOUSE/ABERDEEN      BHFTI BRIGHTHOUSE/EATON VANCE
                                           SMALL CAP VALUE              EMERGING MARKETS EQUITY               FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      47,810,812       54,080,595       17,633,912      20,803,894        2,433,483       3,452,793
Units issued and transferred
   from other funding options....       1,435,924        1,801,393        1,146,692       1,141,915          277,365         252,806
Units redeemed and transferred to
   other funding options.........     (8,189,034)      (8,071,176)      (3,175,506)     (4,311,897)        (200,263)     (1,272,116)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      41,057,702       47,810,812       15,605,098      17,633,912        2,510,585       2,433,483
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                    BHFTI BRIGHTHOUSE/WELLINGTON             BHFTI CLARION           BHFTI CLEARBRIDGE AGGRESSIVE
                                         LARGE CAP RESEARCH               GLOBAL REAL ESTATE                    GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2017             2016            2017            2016            2017             2016
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      20,534,091       24,145,925      45,463,358      50,678,041       64,680,298      74,168,853
Units issued and transferred
   from other funding options....         368,233          369,875       3,262,198       3,930,616        2,774,390       4,331,426
Units redeemed and transferred to
   other funding options.........     (2,407,236)      (3,981,709)     (7,680,152)     (9,145,299)     (10,162,000)    (13,819,981)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      18,495,088       20,534,091      41,045,404      45,463,358       57,292,688      64,680,298
                                   ==============  ===============  ==============  ==============  ===============  ==============

                                        BHFTI HARRIS OAKMARK                                                  BHFTI INVESCO
                                            INTERNATIONAL               BHFTI INVESCO COMSTOCK              SMALL CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017            2016             2017             2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       27,159,458      31,636,054      83,913,220       97,875,599        5,001,924       5,777,662
Units issued and transferred
   from other funding options....        4,737,204       3,162,843       2,378,000        2,396,325          546,191         682,133
Units redeemed and transferred to
   other funding options.........      (6,696,712)     (7,639,439)    (13,916,149)     (16,358,704)      (1,043,013)     (1,457,871)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       25,199,950      27,159,458      72,375,071       83,913,220        4,505,102       5,001,924
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                           BHFTI JPMORGAN                 BHFTI LOOMIS SAYLES           BHFTI METLIFE MULTI-INDEX
                                           SMALL CAP VALUE                  GLOBAL MARKETS                    TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017            2016            2017             2016             2017            2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........        5,064,644       5,524,272      17,610,274       19,556,931            9,395           2,641
Units issued and transferred
   from other funding options....          728,694         787,188         484,680          703,919            1,908           7,543
Units redeemed and transferred to
   other funding options.........      (1,003,551)     (1,246,816)     (2,271,437)      (2,650,576)          (4,550)           (789)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................        4,789,787       5,064,644      15,823,517       17,610,274            6,753           9,395
                                   ===============  ==============  ==============  ===============  ===============  ==============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                           BHFTI MFS RESEARCH          BHFTI MORGAN STANLEY MID CAP
                                              INTERNATIONAL                       GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016             2017            2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      36,740,233       41,917,165        4,381,117       5,073,086
Units issued and transferred
   from other funding options......       1,332,147        2,531,592          554,045         424,644
Units redeemed and transferred to
   other funding options...........     (6,171,423)      (7,708,524)        (850,486)     (1,116,613)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      31,900,957       36,740,233        4,084,676       4,381,117
                                     ==============  ===============  ===============  ==============


                                            BHFTI OPPENHEIMER              BHFTI PIMCO INFLATION
                                              GLOBAL EQUITY                   PROTECTED BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     199,205,510      223,372,532      35,307,807       39,426,607
Units issued and transferred
   from other funding options......       6,428,014        7,725,204       3,852,231        2,833,834
Units redeemed and transferred to
   other funding options...........    (27,729,595)     (31,892,226)     (7,156,671)      (6,952,634)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     177,903,929      199,205,510      32,003,367       35,307,807
                                     ==============  ===============  ==============  ===============


                                                                              BHFTI SCHRODERS
                                        BHFTI PIMCO TOTAL RETURN           GLOBAL MULTI-ASSET II
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016             2017            2016
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      108,989,879     125,500,853            2,398           1,566
Units issued and transferred
   from other funding options......        9,238,343       6,557,358              792             832
Units redeemed and transferred to
   other funding options...........     (19,504,868)    (23,068,332)            (271)              --
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       98,723,354     108,989,879            2,919           2,398
                                     ===============  ==============  ===============  ==============

                                          BHFTI SSGA GROWTH AND
                                               INCOME ETF                  BHFTI SSGA GROWTH ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      69,381,250       75,897,851      91,144,360       98,530,509
Units issued and transferred
   from other funding options......       1,746,869        2,278,974       3,197,239        3,624,499
Units redeemed and transferred to
   other funding options...........     (7,081,566)      (8,795,575)    (10,185,334)     (11,010,648)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      64,046,553       69,381,250      84,156,265       91,144,360
                                     ==============  ===============  ==============  ===============


                                           BHFTI T. ROWE PRICE             BHFTI T. ROWE PRICE
                                             LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  -------------------------------
                                          2017            2016             2017            2016
                                     --------------  --------------  ---------------  --------------

Units beginning of year............     188,277,959     215,108,437          559,197         890,955
Units issued and transferred
   from other funding options......       6,690,479       6,948,699           40,204          30,563
Units redeemed and transferred to
   other funding options...........    (27,424,288)    (33,779,177)         (84,003)       (362,321)
                                     --------------  --------------  ---------------  --------------
Units end of year..................     167,544,150     188,277,959          515,398         559,197
                                     ==============  ==============  ===============  ==============


                                         BHFTI VICTORY SYCAMORE
                                              MID CAP VALUE            BHFTII BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      25,100,728       27,773,801      89,821,850      101,411,127
Units issued and transferred
   from other funding options......       1,281,124        1,459,759       5,741,324        7,043,616
Units redeemed and transferred to
   other funding options...........     (4,966,579)      (4,132,832)    (15,022,940)     (18,632,893)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      21,415,273       25,100,728      80,540,234       89,821,850
                                     ==============  ===============  ==============  ===============

                                           BHFTII BLACKROCK                   BHFTII BLACKROCK
                                         CAPITAL APPRECIATION               ULTRA-SHORT TERM BOND
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017             2016              2017             2016
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........        90,233,992      102,258,198      191,490,336       207,458,223
Units issued and transferred
   from other funding options....         1,747,732        1,850,151       37,323,352        85,385,618
Units redeemed and transferred to
   other funding options.........      (11,940,858)     (13,874,357)     (65,626,175)     (101,353,505)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................        80,040,866       90,233,992      163,187,513       191,490,336
                                   ================  ===============  ===============  ================


                                          BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE
                                          ASSET ALLOCATION 20              ASSET ALLOCATION 40
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       14,708,245       17,745,651       47,542,265       54,365,636
Units issued and transferred
   from other funding options....        1,759,236        1,266,156        2,626,978        3,703,438
Units redeemed and transferred to
   other funding options.........      (3,917,497)      (4,303,562)      (9,753,638)     (10,526,809)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       12,549,984       14,708,245       40,415,605       47,542,265
                                   ===============  ===============  ===============  ===============


                                          BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                          ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........      313,013,101       351,132,615      406,853,909      438,830,497
Units issued and transferred
   from other funding options....       13,334,871        15,168,468       16,949,280       18,379,097
Units redeemed and transferred to
   other funding options.........     (48,901,576)      (53,287,982)     (47,160,100)     (50,355,685)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................      277,446,396       313,013,101      376,643,089      406,853,909
                                   ===============  ================  ===============  ===============

                                     BHFTII BRIGHTHOUSE/ARTISAN     BHFTII BRIGHTHOUSE/DIMENSIONAL
                                            MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........         487,877          516,603          273,940         749,110
Units issued and transferred
   from other funding options....          42,760           44,521          121,532          59,438
Units redeemed and transferred to
   other funding options.........        (57,420)         (73,247)         (79,746)       (534,608)
                                   --------------  ---------------  ---------------  --------------
Units end of year................         473,217          487,877          315,726         273,940
                                   ==============  ===============  ===============  ==============


                                    BHFTII BRIGHTHOUSE/WELLINGTON    BHFTII BRIGHTHOUSE/WELLINGTON           BHFTII FRONTIER
                                              BALANCED                 CORE EQUITY OPPORTUNITIES             MID CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       64,591,245      72,571,267      52,226,552       44,358,088      46,769,889       53,062,687
Units issued and transferred
   from other funding options....        1,775,838       2,878,958       1,028,982       16,381,725       1,242,303        1,910,698
Units redeemed and transferred to
   other funding options.........      (7,542,928)    (10,858,980)     (7,748,436)      (8,513,261)     (6,826,860)      (8,203,496)
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------
Units end of year................       58,824,155      64,591,245      45,507,098       52,226,552      41,185,332       46,769,889
                                   ===============  ==============  ==============  ===============  ==============  ===============



                                       BHFTII JENNISON GROWTH
                                             SUBACCOUNT
                                   -------------------------------
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........     230,334,406      255,430,902
Units issued and transferred
   from other funding options....       5,335,447        6,886,091
Units redeemed and transferred to
   other funding options.........    (27,360,417)     (31,982,587)
                                   --------------  ---------------
Units end of year................     208,309,436      230,334,406
                                   ==============  ===============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                        BHFTII LOOMIS SAYLES                BHFTII METLIFE
                                           SMALL CAP CORE                AGGREGATE BOND INDEX
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2017            2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........          125,626         133,839      25,927,617       28,582,132
Units issued and transferred
   from other funding options....          125,985          29,296         958,929        1,806,333
Units redeemed and transferred to
   other funding options.........         (17,994)        (37,509)     (3,482,970)      (4,460,848)
                                   ---------------  --------------  --------------  ---------------
Units end of year................          233,617         125,626      23,403,576       25,927,617
                                   ===============  ==============  ==============  ===============


                                            BHFTII METLIFE                   BHFTII METLIFE
                                          MID CAP STOCK INDEX                MSCI EAFE INDEX
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,950,996        8,349,197      22,174,074       24,065,038
Units issued and transferred
   from other funding options....          955,710        1,165,755       1,010,547        1,427,810
Units redeemed and transferred to
   other funding options.........      (1,572,839)      (1,563,956)     (2,999,426)      (3,318,774)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        7,333,867        7,950,996      20,185,195       22,174,074
                                   ===============  ===============  ==============  ===============


                                           BHFTII METLIFE
                                         RUSSELL 2000 INDEX            BHFTII METLIFE STOCK INDEX
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       23,491,682       25,834,307      399,744,544     444,545,333
Units issued and transferred
   from other funding options....        1,024,914        1,553,788       11,497,376      19,831,419
Units redeemed and transferred to
   other funding options.........      (3,518,015)      (3,896,413)     (49,952,700)    (64,632,208)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       20,998,581       23,491,682      361,289,220     399,744,544
                                   ===============  ===============  ===============  ==============


                                         BHFTII MFS TOTAL RETURN            BHFTII MFS VALUE II
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017             2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     138,074,749      157,676,884        5,533,043       6,317,929
Units issued and transferred
   from other funding options......       4,599,330        5,999,001          404,606         471,889
Units redeemed and transferred to
   other funding options...........    (21,661,345)     (25,601,136)      (1,632,091)     (1,256,775)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     121,012,734      138,074,749        4,305,558       5,533,043
                                     ==============  ===============  ===============  ==============


                                                                             BHFTII NEUBERGER
                                            BHFTII MFS VALUE                  BERMAN GENESIS
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2017            2016             2017            2016
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       54,400,150      61,186,657       22,363,400      25,655,787
Units issued and transferred
   from other funding options......        2,419,694       3,397,015        1,133,176         723,420
Units redeemed and transferred to
   other funding options...........      (9,774,307)    (10,183,523)      (4,272,252)     (4,015,807)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       47,045,537      54,400,150       19,224,324      22,363,400
                                     ===============  ==============  ===============  ==============


                                          BHFTII T. ROWE PRICE             BHFTII T. ROWE PRICE
                                            LARGE CAP GROWTH                 SMALL CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017             2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      26,687,817       29,861,303       41,499,662      46,060,640
Units issued and transferred
   from other funding options......       2,605,836        2,369,564        1,918,560       2,529,356
Units redeemed and transferred to
   other funding options...........     (4,787,831)      (5,543,050)      (6,107,407)     (7,090,334)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      24,505,822       26,687,817       37,310,815      41,499,662
                                     ==============  ===============  ===============  ==============

                                         BHFTII WESTERN ASSET
                                       MANAGEMENT STRATEGIC BOND            BHFTII WESTERN ASSET
                                             OPPORTUNITIES               MANAGEMENT U.S. GOVERNMENT
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       32,467,046        19,595,073       49,146,509       53,614,394
Units issued and transferred
   from other funding options....        2,256,894        18,283,279        4,125,849        7,017,275
Units redeemed and transferred to
   other funding options.........      (5,122,323)       (5,411,306)      (9,082,432)     (11,485,160)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       29,601,617        32,467,046       44,189,926       49,146,509
                                   ===============  ================  ===============  ===============



                                                                         DEUTSCHE II GOVERNMENT &
                                    DELAWARE VIP SMALL CAP VALUE             AGENCY SECURITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,764,340        2,998,177        1,896,941        2,061,094
Units issued and transferred
   from other funding options....           55,697          156,661           63,680          131,560
Units redeemed and transferred to
   other funding options.........        (313,365)        (390,498)        (498,749)        (295,713)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,506,672        2,764,340        1,461,872        1,896,941
                                   ===============  ===============  ===============  ===============




                                   DEUTSCHE II SMALL MID CAP VALUE    DREYFUS SUSTAINABLE U.S. EQUITY
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ----------------

Units beginning of year..........        1,431,523        1,750,951          252,898           253,443
Units issued and transferred
   from other funding options....          166,049           60,584            6,816             5,593
Units redeemed and transferred to
   other funding options.........        (307,056)        (380,012)         (12,781)           (6,138)
                                   ---------------  ---------------  ---------------  ----------------
Units end of year................        1,290,516        1,431,523          246,933           252,898
                                   ===============  ===============  ===============  ================

                                                                        FIDELITY VIP DYNAMIC CAPITAL
                                        FIDELITY VIP CONTRAFUND                 APPRECIATION
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ----------------  ---------------

Units beginning of year..........       73,454,530        82,770,515           826,298          934,036
Units issued and transferred
   from other funding options....        2,492,105         3,516,391            40,083            6,473
Units redeemed and transferred to
   other funding options.........     (11,293,646)      (12,832,376)         (167,020)        (114,211)
                                   ---------------  ----------------  ----------------  ---------------
Units end of year................       64,652,989        73,454,530           699,361          826,298
                                   ===============  ================  ================  ===============



                                      FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FREEDOM 2020
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017              2016             2017             2016
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        47,642,339       52,549,940           242,680           42,288
Units issued and transferred
   from other funding options....         1,216,722        1,483,731           175,648          276,435
Units redeemed and transferred to
   other funding options.........       (6,046,686)      (6,391,332)         (256,395)         (76,043)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        42,812,375       47,642,339           161,933          242,680
                                   ================  ===============  ================  ===============



                                      FIDELITY VIP FREEDOM 2025          FIDELITY VIP FREEDOM 2030
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2017              2016             2017             2016
                                   ---------------  ---------------  ---------------  ----------------

Units beginning of year..........          181,641          104,718          298,697           240,061
Units issued and transferred
   from other funding options....           99,852          121,655          127,826            59,702
Units redeemed and transferred to
   other funding options.........        (120,926)         (44,732)        (177,143)           (1,066)
                                   ---------------  ---------------  ---------------  ----------------
Units end of year................          160,567          181,641          249,380           298,697
                                   ===============  ===============  ===============  ================


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       FIDELITY VIP FREEDOM 2040         FIDELITY VIP FREEDOM 2050
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           26,379            4,565           19,737            2,194
Units issued and transferred
   from other funding options....           18,255           29,405           26,716           18,744
Units redeemed and transferred to
   other funding options.........            (832)          (7,591)          (7,812)          (1,201)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           43,802           26,379           38,641           19,737
                                   ===============  ===============  ===============  ===============


                                    FIDELITY VIP FUNDSMANAGER 60%       FIDELITY VIP HIGH INCOME
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,892,598       43,562,575        5,826,650        6,309,633
Units issued and transferred
   from other funding options....           34,656        4,795,740          256,486          316,553
Units redeemed and transferred to
   other funding options.........      (2,044,461)      (1,465,717)        (876,296)        (799,536)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       44,882,793       46,892,598        5,206,840        5,826,650
                                   ===============  ===============  ===============  ===============


                                         FIDELITY VIP MID CAP          FTVIPT FRANKLIN INCOME VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       70,833,034       78,497,047        9,501,555       11,175,992
Units issued and transferred
   from other funding options....        2,656,746        3,852,517          247,209          382,854
Units redeemed and transferred to
   other funding options.........      (9,505,255)     (11,516,530)      (1,298,080)      (2,057,291)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       63,984,525       70,833,034        8,450,684        9,501,555
                                   ===============  ===============  ===============  ===============

                                            FTVIPT FRANKLIN                  FTVIPT FRANKLIN
                                           MUTUAL SHARES VIP              RISING DIVIDENDS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,345,721        9,109,098        6,189,662        7,513,466
Units issued and transferred
   from other funding options....          203,744          169,298          581,174          947,508
Units redeemed and transferred to
   other funding options.........        (971,627)      (1,932,675)      (1,307,343)      (2,271,312)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,577,838        7,345,721        5,463,493        6,189,662
                                   ===============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN            FTVIPT TEMPLETON DEVELOPING
                                      SMALL-MID CAP GROWTH VIP                MARKETS VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       11,640,861      13,151,027       8,328,861        9,114,020
Units issued and transferred
   from other funding options....          423,618         548,358       1,714,718        1,227,892
Units redeemed and transferred to
   other funding options.........      (1,986,082)     (2,058,524)     (2,231,356)      (2,013,051)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       10,078,397      11,640,861       7,812,223        8,328,861
                                   ===============  ==============  ==============  ===============



                                     FTVIPT TEMPLETON FOREIGN VIP         INVESCO V.I. COMSTOCK
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       33,932,017       37,823,632        3,342,163        3,897,706
Units issued and transferred
   from other funding options....        1,609,210        3,100,044           56,259           57,794
Units redeemed and transferred to
   other funding options.........      (5,709,932)      (6,991,659)        (761,480)        (613,337)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       29,831,295       33,932,017        2,636,942        3,342,163
                                   ===============  ===============  ===============  ===============

                                    INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2017              2016               2017              2016
                                   ----------------  ----------------   ----------------  ----------------

Units beginning of year..........           662,469           764,684         21,314,043        25,216,381
Units issued and transferred
   from other funding options....            14,598            68,412          1,033,002           593,218
Units redeemed and transferred to
   other funding options.........         (125,780)         (170,627)        (3,079,066)       (4,495,556)
                                   ----------------  ----------------   ----------------  ----------------
Units end of year................           551,287           662,469         19,267,979        21,314,043
                                   ================  ================   ================  ================


                                   INVESCO V.I. GOVERNMENT SECURITIES     INVESCO V.I. MANAGED VOLATILITY
                                               SUBACCOUNT                           SUBACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2017              2016               2017              2016
                                   ----------------  ----------------   ----------------  ----------------

Units beginning of year..........         6,167,486         7,219,285            479,925           572,546
Units issued and transferred
   from other funding options....           449,817           671,161             66,632            39,256
Units redeemed and transferred to
   other funding options.........         (800,836)       (1,722,960)           (44,553)         (131,877)
                                   ----------------  ----------------   ----------------  ----------------
Units end of year................         5,816,467         6,167,486            502,004           479,925
                                   ================  ================   ================  ================


                                      INVESCO V.I. S&P 500 INDEX           JANUS HENDERSON ENTERPRISE
                                              SUBACCOUNT                           SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2017              2016              2017              2016
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........           960,831         1,204,868         7,167,800         7,987,829
Units issued and transferred
   from other funding options....            52,758            87,833           359,986           552,187
Units redeemed and transferred to
   other funding options.........         (231,437)         (331,870)       (1,012,635)       (1,372,216)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           782,152           960,831         6,515,151         7,167,800
                                   ================  ================  ================  ================


                                    JANUS HENDERSON GLOBAL RESEARCH       JANUS HENDERSON OVERSEAS
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017            2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........          442,005          539,820        21,264,741       23,066,962
Units issued and transferred
   from other funding options....           17,877           27,899         1,671,981        2,291,160
Units redeemed and transferred to
   other funding options.........        (146,428)        (125,714)       (3,938,483)      (4,093,381)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................          313,454          442,005        18,998,239       21,264,741
                                   ===============  ===============   ===============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                          AGGRESSIVE GROWTH                   APPRECIATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      149,943,278      167,403,724     108,364,235      123,885,127
Units issued and transferred
   from other funding options....        3,553,973        5,942,521       1,399,967        1,977,149
Units redeemed and transferred to
   other funding options.........     (19,347,795)     (23,402,967)    (13,191,744)     (17,498,041)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      134,149,456      149,943,278      96,572,458      108,364,235
                                   ===============  ===============  ==============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                          DIVIDEND STRATEGY                 LARGE CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      47,652,023       54,421,552       38,109,335       42,889,895
Units issued and transferred
   from other funding options....         977,233        1,342,967        1,068,217        1,944,297
Units redeemed and transferred to
   other funding options.........     (6,644,095)      (8,112,496)      (5,157,376)      (6,724,857)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      41,985,161       47,652,023       34,020,176       38,109,335
                                   ==============  ===============  ===============  ===============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE                       MID CAP
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                           2017            2016            2017              2016
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       51,880,204      57,721,574       12,172,388       13,634,362
Units issued and transferred
   from other funding options......        1,161,218       2,045,414          404,687          385,546
Units redeemed and transferred to
   other funding options...........      (7,208,379)     (7,886,784)      (1,576,581)      (1,847,520)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       45,833,043      51,880,204       11,000,494       12,172,388
                                     ===============  ==============  ===============  ===============


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                CONSERVATIVE GROWTH         LMPVET QS VARIABLE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2017             2016            2017            2016            2017            2016
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      17,150,904       19,565,583      23,074,759      26,949,264      11,742,495      13,074,765
Units issued and transferred
   from other funding options......         493,452          804,204         303,130         316,041         137,300          63,168
Units redeemed and transferred to
   other funding options...........     (2,631,474)      (3,218,883)     (3,267,358)     (4,190,546)     (1,293,549)     (1,395,438)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      15,012,882       17,150,904      20,110,531      23,074,759      10,586,246      11,742,495
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                          LMPVET QS VARIABLE
                                            MODERATE GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2017            2016
                                     --------------  --------------

Units beginning of year............      17,102,253      18,733,090
Units issued and transferred
   from other funding options......         315,211         149,412
Units redeemed and transferred to
   other funding options...........     (2,758,429)     (1,780,249)
                                     --------------  --------------
Units end of year..................      14,659,035      17,102,253
                                     ==============  ==============

                                                                       LMPVIT WESTERN ASSET VARIABLE
                                    LMPVIT WESTERN ASSET CORE PLUS        GLOBAL HIGH YIELD BOND
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       28,322,927       32,101,360         2,810,318        3,405,003
Units issued and transferred
   from other funding options....        1,669,884        1,346,090           305,548          139,391
Units redeemed and transferred to
   other funding options.........      (4,241,676)      (5,124,523)         (490,950)        (734,076)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       25,751,135       28,322,927         2,624,916        2,810,318
                                   ===============  ===============   ===============  ===============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH              PIONEER VCT MID CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          274,685          302,631        7,793,599        9,348,957
Units issued and transferred
   from other funding options....            9,265            4,893          403,323          311,519
Units redeemed and transferred to
   other funding options.........         (48,866)         (32,839)      (1,303,323)      (1,866,877)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          235,084          274,685        6,893,599        7,793,599
                                   ===============  ===============  ===============  ===============


                                                                        TAP 1919 VARIABLE SOCIALLY
                                   PIONEER VCT REAL ESTATE SHARES           RESPONSIVE BALANCED
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,487,870        2,872,791       12,016,499       13,640,111
Units issued and transferred
   from other funding options....          141,884          190,008          237,648          266,912
Units redeemed and transferred to
   other funding options.........        (572,781)        (574,929)      (1,540,112)      (1,890,524)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,056,973        2,487,870       10,714,035       12,016,499
                                   ===============  ===============  ===============  ===============

                                               VIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2017            2016
                                     --------------  --------------

Units beginning of year............       2,605,136       2,947,999
Units issued and transferred
   from other funding options......         103,851          91,224
Units redeemed and transferred to
   other funding options...........       (393,120)       (434,087)
                                     --------------  --------------
Units end of year..................       2,315,867       2,605,136
                                     ==============  ==============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  AB Global Thematic Growth     2017       336,154       1.27 - 1.32         442,332
     Subaccount                 2016       402,397       0.95 - 0.99         395,223
                                2015       433,718       0.98 - 1.01         437,107
                                2014       842,863       0.97 - 1.00         831,818
                                2013       939,841       0.94 - 0.97         901,277

  Alger Capital Appreciation    2017       670,173       3.09 - 4.11       2,608,577
     Subaccount                 2016       790,345       2.43 - 3.19       2,393,354
                                2015       973,382       2.48 - 3.24       2,984,795
                                2014     1,145,362       2.40 - 3.10       3,369,272
                                2013     1,275,479       2.17 - 2.78       3,363,995

  American Funds Bond           2017     2,212,494       1.66 - 1.85       3,930,823
     Subaccount                 2016     2,795,414       1.64 - 1.81       4,872,464
                                2015     2,919,559       1.62 - 1.78       5,024,441
                                2014     3,888,953       1.65 - 1.80       6,766,160
                                2013     4,603,974       1.59 - 1.73       7,716,511

  American Funds Global         2017    31,944,766       2.52 - 3.97     105,349,094
     Growth Subaccount          2016    37,013,497       1.96 - 3.07      94,479,486
                                2015    43,593,647       1.98 - 3.10     112,218,439
                                2014    50,715,493       1.89 - 2.95     124,133,870
                                2013    61,715,610       1.88 - 2.93     150,574,183

  American Funds Global Small   2017       427,393       4.12 - 4.55       1,857,993
     Capitalization Subaccount  2016       495,691       3.34 - 3.66       1,744,804
                                2015       620,815       3.33 - 3.64       2,173,442
                                2014       785,948       3.39 - 3.68       2,794,308
                                2013     1,010,185       3.38 - 3.65       3,564,842

  American Funds Growth         2017    78,146,962       2.26 - 3.82     249,883,935
     Subaccount                 2016    89,755,181       1.81 - 3.03     227,525,831
                                2015   103,574,782       1.70 - 2.82     244,016,695
                                2014   122,112,054       1.63 - 2.68     273,472,215
                                2013   154,846,650       1.55 - 2.51     325,074,327

  American Funds                2017    71,936,274       2.04 - 3.16     201,327,949
     Growth-Income Subaccount   2016    83,026,144       1.71 - 2.62     193,185,203
                                2015    96,683,093       1.58 - 2.39     205,249,115
                                2014   114,152,086       1.60 - 2.40     242,579,693
                                2013   142,763,134       1.49 - 2.21     279,010,804

  BHFTI American Funds          2017     3,197,904       1.58 - 1.74       5,335,264
     Balanced Allocation        2016     3,745,363       1.37 - 1.50       5,393,633
     Subaccount                 2015     3,593,345       1.29 - 1.39       4,828,342
                                2014     3,198,147       1.32 - 1.41       4,360,096
                                2013     2,980,777       1.26 - 1.33       3,871,348

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  AB Global Thematic Growth     2017       0.28        1.65 - 1.90        33.74 - 34.07
     Subaccount                 2016         --        1.65 - 1.90      (2.74) - (2.50)
                                2015         --        1.65 - 1.90          0.72 - 0.97
                                2014         --        1.65 - 1.90          2.83 - 3.09
                                2013       0.02        1.65 - 1.90        20.61 - 20.92

  Alger Capital Appreciation    2017         --        1.55 - 2.55        27.46 - 28.73
     Subaccount                 2016         --        1.55 - 2.65      (2.40) - (1.32)
                                2015         --        1.55 - 2.65          3.14 - 4.28
                                2014         --        1.55 - 2.65        10.48 - 11.70
                                2013       0.10        1.55 - 2.65        31.27 - 32.72

  American Funds Bond           2017       1.80        1.40 - 1.90          1.72 - 2.23
     Subaccount                 2016       1.59        1.40 - 1.90          1.01 - 1.51
                                2015       1.54        1.40 - 1.90      (1.61) - (1.12)
                                2014       1.81        1.40 - 1.90          3.30 - 3.81
                                2013       1.60        1.40 - 1.90      (4.00) - (3.52)

  American Funds Global         2017       0.64        0.30 - 2.60        28.11 - 31.08
     Growth Subaccount          2016       0.88        0.30 - 2.60        (1.96) - 0.32
                                2015       0.97        0.30 - 2.60          4.19 - 6.62
                                2014       1.10        0.30 - 2.60        (0.31) - 2.01
                                2013       1.20        0.30 - 2.60        25.86 - 28.79

  American Funds Global Small   2017       0.43        1.40 - 1.90        23.53 - 24.15
     Capitalization Subaccount  2016       0.23        1.40 - 1.90          0.18 - 0.68
                                2015         --        1.40 - 1.90      (1.62) - (1.13)
                                2014       0.11        1.40 - 1.90          0.20 - 0.70
                                2013       0.86        1.40 - 1.90        25.87 - 26.50

  American Funds Growth         2017       0.49        0.30 - 2.70        24.89 - 27.91
     Subaccount                 2016       0.75        0.30 - 2.70          6.57 - 9.16
                                2015       0.57        0.30 - 2.70          4.01 - 6.54
                                2014       0.73        0.30 - 2.70          5.62 - 8.18
                                2013       0.90        0.30 - 2.70        26.64 - 29.71

  American Funds                2017       1.35        0.30 - 2.75        19.07 - 22.02
     Growth-Income Subaccount   2016       1.42        0.30 - 2.75         8.50 - 11.19
                                2015       1.24        0.30 - 2.75        (1.30) - 1.15
                                2014       1.21        0.30 - 2.75         7.63 - 10.30
                                2013       1.29        0.30 - 2.75        29.88 - 33.10

  BHFTI American Funds          2017       1.62        0.30 - 1.30        15.35 - 16.51
     Balanced Allocation        2016       1.75        0.30 - 1.30          6.42 - 7.49
     Subaccount                 2015       1.31        0.30 - 1.30      (1.99) - (1.00)
                                2014       1.26        0.30 - 1.30          4.68 - 5.73
                                2013       1.30        0.30 - 1.30        17.00 - 18.18

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  BHFTI American Funds Growth   2017     2,313,625       1.67 - 1.83       4,033,009
     Allocation Subaccount      2016     2,607,699       1.39 - 1.52       3,801,167
                                2015     2,633,410       1.29 - 1.40       3,549,784
                                2014     2,717,215       1.32 - 1.41       3,718,850
                                2013     2,729,186       1.26 - 1.33       3,542,062

  BHFTI American Funds          2017     1,823,610       1.49 - 1.64       2,810,362
     Moderate Allocation        2016     2,077,029       1.34 - 1.46       2,886,201
     Subaccount                 2015     2,284,599       1.27 - 1.37       2,991,070
                                2014     2,152,245       1.29 - 1.38       2,864,383
                                2013     2,143,767       1.23 - 1.30       2,718,823

  BHFTI BlackRock High Yield    2017    22,585,394      1.55 - 11.27      76,481,645
     Subaccount                 2016    26,278,741      1.47 - 10.55      82,544,588
                                2015    30,089,681       1.33 - 9.34      82,643,530
                                2014    36,693,530       1.42 - 9.81     104,638,887
                                2013    45,512,194       1.41 - 9.60     123,385,092

  BHFTI Brighthouse Asset       2017    36,940,221       1.47 - 2.72      66,232,305
     Allocation 100 Subaccount  2016    39,362,500       1.23 - 2.26      58,009,540
                                2015    43,198,777       1.16 - 2.13      59,108,391
                                2014    45,212,729       1.02 - 2.22      63,831,385
                                2013    49,145,768       1.17 - 2.17      66,836,972

  BHFTI Brighthouse Small Cap   2017    41,057,702       1.57 - 4.48     107,003,100
     Value Subaccount           2016    47,810,812       1.44 - 4.07     112,211,997
                                2015    54,080,595       1.13 - 3.15      97,811,772
                                2014    63,208,688       1.23 - 3.38     120,747,347
                                2013    74,099,811       1.24 - 3.37     139,708,195

  BHFTI Brighthouse/Aberdeen    2017    15,605,098       1.35 - 3.89      41,689,516
     Emerging Markets Equity    2016    17,633,912       1.08 - 3.04      37,203,662
     Subaccount                 2015    20,803,894       0.99 - 2.74      40,103,316
                                2014    23,705,249       1.18 - 3.19      53,420,816
                                2013    23,618,677       1.30 - 3.42      58,259,362

  BHFTI Brighthouse/Eaton       2017     2,510,585       1.10 - 1.17       2,892,037
     Vance Floating Rate        2016     2,433,483       1.08 - 1.14       2,754,483
     Subaccount                 2015     3,452,793       1.01 - 1.06       3,637,330
                                2014     3,823,833       1.05 - 1.09       4,142,616
                                2013     4,616,505       1.07 - 1.10       5,050,875

  BHFTI Brighthouse/Wellington  2017    18,495,088       1.69 - 3.06      39,712,648
     Large Cap Research         2016    20,534,091       1.41 - 2.56      36,808,971
     Subaccount                 2015    24,145,925       1.32 - 2.41      40,746,872
                                2014    28,125,928       1.29 - 2.34      46,264,418
                                2013    33,795,286       1.15 - 2.10      50,072,685

  BHFTI Clarion Global Real     2017    41,045,404       1.11 - 3.14      58,000,544
     Estate Subaccount          2016    45,463,358       1.02 - 2.88      58,508,417
                                2015    50,678,041       1.04 - 2.90      65,557,139
                                2014    58,479,092       1.08 - 2.98      77,846,976
                                2013    60,592,799       0.98 - 2.67      69,115,555



                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI American Funds Growth   2017       1.36        0.30 - 1.30         19.78 - 20.98
     Allocation Subaccount      2016       1.28        0.30 - 1.30           7.55 - 8.63
                                2015       1.33        0.30 - 1.30       (2.04) - (1.05)
                                2014       1.03        0.30 - 1.30           5.01 - 6.07
                                2013       0.97        0.30 - 1.30         23.49 - 24.73

  BHFTI American Funds          2017       1.92        0.30 - 1.30         11.51 - 12.63
     Moderate Allocation        2016       1.88        0.30 - 1.30           5.63 - 6.69
     Subaccount                 2015       1.52        0.30 - 1.30       (2.01) - (1.02)
                                2014       1.48        0.30 - 1.30           4.72 - 5.78
                                2013       1.68        0.30 - 1.30         12.05 - 13.18

  BHFTI BlackRock High Yield    2017       5.55        0.19 - 2.75           4.84 - 7.86
     Subaccount                 2016       6.72        0.19 - 2.75         10.89 - 14.05
                                2015       7.95        0.19 - 2.75       (6.65) - (3.92)
                                2014       6.24        0.19 - 2.75           0.49 - 3.21
                                2013       6.90        0.19 - 2.75           6.37 - 9.56

  BHFTI Brighthouse Asset       2017       1.23        0.30 - 2.45         19.97 - 22.57
     Allocation 100 Subaccount  2016       2.25        0.30 - 2.45           6.34 - 8.65
                                2015       1.28        0.30 - 2.45       (4.38) - (2.30)
                                2014       0.72        0.30 - 2.50           0.61 - 4.25
                                2013       0.75        0.30 - 2.55         26.25 - 29.12

  BHFTI Brighthouse Small Cap   2017       0.92        0.30 - 2.70          8.73 - 11.37
     Value Subaccount           2016       1.07        0.30 - 2.70         27.76 - 30.86
                                2015       0.11        0.30 - 2.70       (7.93) - (5.69)
                                2014       0.05        0.30 - 2.70         (0.99) - 1.41
                                2013       1.00        0.30 - 2.70         28.92 - 32.05

  BHFTI Brighthouse/Aberdeen    2017       1.15        0.30 - 2.70         24.92 - 28.21
     Emerging Markets Equity    2016       1.05        0.30 - 2.75          8.48 - 11.50
     Subaccount                 2015       1.89        0.30 - 2.75     (16.15) - (13.92)
                                2014       0.84        0.30 - 2.75       (9.06) - (4.90)
                                2013       1.22        0.30 - 2.70       (7.51) - (5.08)

  BHFTI Brighthouse/Eaton       2017       3.71        1.70 - 2.50           1.12 - 1.93
     Vance Floating Rate        2016       4.39        1.70 - 2.60           6.46 - 7.43
     Subaccount                 2015       3.55        1.70 - 2.60       (3.38) - (2.51)
                                2014       3.52        1.70 - 2.60       (1.85) - (0.96)
                                2013       4.00        1.70 - 2.60           1.17 - 2.09

  BHFTI Brighthouse/Wellington  2017       0.95        0.30 - 2.75         18.63 - 21.57
     Large Cap Research         2016       2.28        0.30 - 2.75           5.36 - 7.97
     Subaccount                 2015       0.79        0.30 - 2.75           1.62 - 4.14
                                2014       0.82        0.30 - 2.75         10.54 - 13.28
                                2013       1.29        0.30 - 2.75         30.53 - 33.77

  BHFTI Clarion Global Real     2017       3.66        0.30 - 2.65          7.91 - 10.64
     Estate Subaccount          2016       2.30        0.30 - 2.65         (1.71) - 0.85
                                2015       4.00        0.30 - 2.65       (3.93) - (1.52)
                                2014       1.65        0.30 - 2.65          5.92 - 13.33
                                2013       7.21        0.30 - 2.65           0.89 - 3.45



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  BHFTI ClearBridge               2017    57,292,688      1.21 - 14.57     501,767,709
     Aggressive Growth            2016    64,680,298      1.05 - 12.43     478,123,942
     Subaccount                   2015    74,168,853      1.05 - 12.22     526,677,455
                                  2014    83,295,458      1.12 - 12.86     614,674,474
                                  2013     5,674,029       0.97 - 1.49       5,944,351

  BHFTI Harris Oakmark            2017    25,199,950       1.86 - 3.40      64,343,029
     International Subaccount     2016    27,159,458       1.45 - 2.64      53,763,097
                                  2015    31,636,054       1.36 - 2.48      58,322,409
                                  2014    34,506,428       1.45 - 2.63      67,655,904
                                  2013    39,139,950       1.56 - 2.84      83,400,611

  BHFTI Invesco Comstock          2017    72,375,071       1.75 - 3.38     182,616,256
     Subaccount                   2016    83,913,220       1.52 - 2.88     182,714,519
                                  2015    97,875,599       1.33 - 2.47     184,751,261
                                  2014   114,273,627       1.45 - 2.65     233,561,068
                                  2013    84,372,068       1.36 - 2.43     159,177,699

  BHFTI Invesco Small Cap         2017     4,505,102       2.38 - 4.32      14,475,753
     Growth Subaccount            2016     5,001,924       1.94 - 3.50      12,959,914
                                  2015     5,777,662       1.74 - 3.18      13,547,388
                                  2014     5,841,705       1.81 - 3.29      14,198,348
                                  2013     6,603,009       1.71 - 3.09      15,149,420

  BHFTI JPMorgan Small Cap        2017     4,789,787       1.94 - 2.56      11,367,369
     Value Subaccount             2016     5,064,644       1.90 - 2.50      11,768,551
                                  2015     5,524,272       1.47 - 1.93       9,963,889
                                  2014     6,763,553       1.60 - 2.11      13,340,006
                                  2013     7,275,439       1.55 - 2.04      13,918,317

  BHFTI Loomis Sayles Global      2017    15,823,517       3.02 - 8.85     137,653,578
     Markets Subaccount           2016    17,610,274       2.48 - 7.26     125,927,258
                                  2015    19,556,931       2.39 - 7.00     135,115,612
                                  2014    21,660,824       2.39 - 6.99     149,334,905
                                  2013    23,910,152       2.24 - 6.82     160,979,990

  BHFTI MetLife Multi-Index       2017         6,753     14.07 - 14.48          96,752
     Targeted Risk Subaccount     2016         9,395     12.32 - 12.61         117,266
     (Commenced 4/29/2013 and     2015         2,641     11.94 - 12.15          31,905
     began transactions in 2014)  2014         1,008     12.23 - 12.38          12,424

  BHFTI MFS Research              2017    31,900,957       1.36 - 2.50      59,333,834
     International Subaccount     2016    36,740,233       1.09 - 1.99      53,978,694
                                  2015    41,917,165       1.12 - 2.04      63,005,452
                                  2014    46,101,233       1.17 - 2.11      72,277,215
                                  2013    53,996,698       1.29 - 2.31      92,815,172

  BHFTI Morgan Stanley Mid        2017     4,084,676       1.49 - 4.11       9,509,065
     Cap Growth Subaccount        2016     4,381,117       1.08 - 2.99       7,516,054
                                  2015     5,073,086       1.21 - 3.32       9,645,446
                                  2014     5,743,592       1.29 - 3.55      11,736,546
                                  2013     6,809,955       1.30 - 3.58      14,243,583



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTI ClearBridge               2017       0.94        0.30 - 2.60        15.39 - 18.34
     Aggressive Growth            2016       0.66        0.30 - 2.60          0.06 - 2.68
     Subaccount                   2015       0.42        0.30 - 2.60      (6.47) - (4.10)
                                  2014         --        0.30 - 2.60        11.76 - 18.64
                                  2013       0.21        0.30 - 2.60        42.03 - 45.33

  BHFTI Harris Oakmark            2017       1.77        0.30 - 2.60        27.44 - 30.39
     International Subaccount     2016       2.40        0.30 - 2.60          5.64 - 8.10
                                  2015       3.22        0.30 - 2.60      (6.77) - (4.60)
                                  2014       2.63        0.30 - 2.70      (8.04) - (5.81)
                                  2013       2.71        0.30 - 2.70        27.32 - 30.41

  BHFTI Invesco Comstock          2017       2.26        0.30 - 2.75        14.83 - 17.67
     Subaccount                   2016       2.55        0.30 - 2.75        14.12 - 16.95
                                  2015       2.89        0.30 - 2.75      (8.52) - (6.25)
                                  2014       0.67        0.30 - 2.75          6.01 - 8.98
                                  2013       1.13        0.30 - 2.75        31.72 - 34.99

  BHFTI Invesco Small Cap         2017         --        0.30 - 2.60        22.13 - 25.23
     Growth Subaccount            2016         --        0.30 - 2.60         8.57 - 11.39
                                  2015       0.12        0.30 - 2.60      (4.23) - (1.72)
                                  2014         --        0.30 - 2.60          5.14 - 7.86
                                  2013       0.37        0.30 - 2.60        36.58 - 40.11

  BHFTI JPMorgan Small Cap        2017       1.33        0.30 - 2.60          0.97 - 3.31
     Value Subaccount             2016       1.85        0.30 - 2.60        27.50 - 30.46
                                  2015       1.39        0.30 - 2.60      (9.63) - (7.53)
                                  2014       1.09        0.30 - 2.60          1.97 - 4.34
                                  2013       0.70        0.30 - 2.60        29.83 - 32.85

  BHFTI Loomis Sayles Global      2017       1.61        0.60 - 1.30        21.74 - 22.60
     Markets Subaccount           2016       1.93        0.60 - 1.30          3.67 - 4.40
                                  2015       1.82        0.60 - 1.30          0.16 - 0.86
                                  2014       2.32        0.60 - 1.30          2.41 - 3.13
                                  2013       2.61        0.60 - 1.65        15.43 - 16.64

  BHFTI MetLife Multi-Index       2017       1.48        0.60 - 1.15        14.23 - 14.85
     Targeted Risk Subaccount     2016       1.09        0.60 - 1.15          3.17 - 3.74
     (Commenced 4/29/2013 and     2015       1.72        0.60 - 1.15      (2.34) - (1.80)
     began transactions in 2014)  2014         --        0.60 - 1.15          8.01 - 8.61

  BHFTI MFS Research              2017       1.75        0.30 - 2.65        24.81 - 27.77
     International Subaccount     2016       2.00        0.30 - 2.65      (3.47) - (1.17)
                                  2015       2.74        0.30 - 2.65      (4.34) - (2.07)
                                  2014       2.28        0.30 - 2.65      (9.38) - (7.23)
                                  2013       2.61        0.30 - 2.65        16.14 - 18.90

  BHFTI Morgan Stanley Mid        2017       0.27        0.30 - 2.60        36.33 - 39.49
     Cap Growth Subaccount        2016         --        0.30 - 2.60     (10.81) - (8.73)
                                  2015         --        0.30 - 2.60      (7.46) - (5.31)
                                  2014       0.04        0.30 - 2.60        (1.58) - 0.71
                                  2013       0.75        0.30 - 2.60        35.46 - 38.61



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Oppenheimer Global      2017   177,903,929      1.51 - 3.29     345,629,105
     Equity Subaccount          2016   199,205,510      1.13 - 2.45     285,997,810
                                2015   223,372,532      1.16 - 2.48     323,609,477
                                2014   249,440,312      1.15 - 2.50     351,667,634
                                2013   284,367,464      1.15 - 2.49     395,783,735

  BHFTI PIMCO Inflation         2017    32,003,367      1.15 - 1.56      44,339,886
     Protected Bond Subaccount  2016    35,307,807      1.14 - 1.52      48,063,859
                                2015    39,426,607      1.11 - 1.47      51,884,514
                                2014    47,696,077      1.18 - 1.53      65,747,511
                                2013    56,428,155      1.18 - 1.50      76,820,088

  BHFTI PIMCO Total Return      2017    98,723,354      1.30 - 2.20     163,277,023
     Subaccount                 2016   108,989,879      1.28 - 2.11     175,865,002
                                2015   125,500,853      1.28 - 2.07     200,669,344
                                2014   150,568,606      1.32 - 2.09     243,988,067
                                2013   187,162,730      1.30 - 2.01     296,027,272

  BHFTI Schroders Global        2017         2,919    13.44 - 13.99          39,912
     Multi-Asset II Subaccount  2016         2,398    11.67 - 12.05          28,371
     (Commenced 4/29/2013)      2015         1,566    11.29 - 11.56          17,857
                                2014           992    11.62 - 11.74          11,539
                                2013           127            10.80           1,369

  BHFTI SSGA Growth and         2017    64,046,553             1.72     110,308,883
     Income ETF Subaccount      2016    69,381,250             1.51     104,433,234
                                2015    75,897,851             1.44     109,354,013
                                2014    82,493,632             1.49     122,762,323
                                2013    90,079,084             1.42     128,281,207

  BHFTI SSGA Growth ETF         2017    84,156,265             1.76     148,452,972
     Subaccount                 2016    91,144,360             1.49     136,076,571
                                2015    98,530,509             1.41     139,366,676
                                2014   107,020,440             1.47     156,905,463
                                2013   115,766,294             1.41     163,090,332

  BHFTI T. Rowe Price Large     2017   167,544,150     1.63 - 10.98     375,860,857
     Cap Value Subaccount       2016   188,277,959      1.36 - 9.48     366,994,258
                                2015   215,108,437      1.27 - 8.25     366,982,709
                                2014   246,029,179      1.35 - 7.43     443,370,558
                                2013    93,678,767      1.22 - 6.66     129,704,910

  BHFTI T. Rowe Price Mid Cap   2017       515,398      1.89 - 3.57       1,483,222
     Growth Subaccount          2016       559,197      1.55 - 2.91       1,310,449
                                2015       890,955      1.50 - 2.78       1,870,191
                                2014     1,048,455      1.44 - 2.65       2,094,286
                                2013     1,441,274      1.31 - 2.39       2,644,910

  BHFTI Victory Sycamore Mid    2017    21,415,273      1.41 - 3.08      37,197,594
     Cap Value Subaccount       2016    25,100,728      1.32 - 2.86      40,718,448
                                2015    27,773,801      1.17 - 2.52      39,601,373
                                2014    33,040,249      1.32 - 2.82      52,410,952
                                2013    41,645,975      1.24 - 2.61      61,479,507



                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Oppenheimer Global      2017       1.05        0.30 - 2.70        33.10 - 36.32
     Equity Subaccount          2016       1.11        0.30 - 2.70      (2.44) - (0.07)
                                2015       1.11        0.30 - 2.70          1.17 - 3.62
                                2014       0.97        0.30 - 2.70        (0.58) - 1.84
                                2013       1.84        0.30 - 2.70        14.60 - 26.73

  BHFTI PIMCO Inflation         2017       1.77        0.30 - 2.75          0.82 - 3.50
     Protected Bond Subaccount  2016         --        0.30 - 2.75          2.29 - 4.85
                                2015       5.06        0.30 - 2.75      (5.60) - (3.20)
                                2014       1.82        0.30 - 2.75          0.25 - 2.87
                                2013       2.53        0.30 - 2.75     (11.60) - (9.25)

  BHFTI PIMCO Total Return      2017       1.76        0.30 - 2.70          1.72 - 4.19
     Subaccount                 2016       2.58        0.30 - 2.75        (0.17) - 2.30
                                2015       5.27        0.30 - 2.75      (2.71) - (0.29)
                                2014       2.38        0.30 - 2.75          1.37 - 3.88
                                2013       4.35        0.30 - 2.75      (4.58) - (2.21)

  BHFTI Schroders Global        2017       1.04        0.30 - 1.15        15.14 - 16.12
     Multi-Asset II Subaccount  2016       0.75        0.30 - 1.15          3.37 - 4.25
     (Commenced 4/29/2013)      2015       0.75        0.30 - 1.15      (2.38) - (1.55)
                                2014         --        0.30 - 0.90          7.67 - 8.32
                                2013       0.85               0.80                 5.68

  BHFTI SSGA Growth and         2017       2.43               1.25                14.42
     Income ETF Subaccount      2016       2.34               1.25                 4.47
                                2015       2.30               1.25               (3.18)
                                2014       2.26               1.25                 4.50
                                2013       2.51               1.25                11.53

  BHFTI SSGA Growth ETF         2017       2.09               1.25                18.15
     Subaccount                 2016       2.15               1.25                 5.55
                                2015       2.01               1.25               (3.52)
                                2014       1.89               1.25                 4.07
                                2013       2.10               1.25                16.61

  BHFTI T. Rowe Price Large     2017       2.06        0.30 - 2.70        13.84 - 16.72
     Cap Value Subaccount       2016       2.85        0.30 - 2.75         0.00 - 15.71
                                2015       1.60        0.30 - 2.75      (6.15) - (3.77)
                                2014       0.47        0.30 - 2.75         8.25 - 12.94
                                2013       1.54        0.30 - 2.70        30.21 - 33.37

  BHFTI T. Rowe Price Mid Cap   2017         --        1.55 - 2.65        21.49 - 22.83
     Growth Subaccount          2016         --        1.55 - 2.65          3.44 - 4.58
                                2015         --        1.55 - 2.65          3.88 - 5.03
                                2014         --        1.55 - 2.65         9.83 - 11.04
                                2013       0.23        1.55 - 2.65        33.01 - 34.48

  BHFTI Victory Sycamore Mid    2017       0.97        0.30 - 2.65          6.62 - 9.15
     Cap Value Subaccount       2016       0.68        0.30 - 2.65        12.48 - 15.16
                                2015       0.52        0.30 - 2.70     (11.41) - (9.25)
                                2014       0.55        0.30 - 2.70          6.72 - 9.31
                                2013       0.78        0.30 - 2.70        26.84 - 29.91



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock Bond           2017    80,540,234      1.10 - 2.31     121,551,846
     Income Subaccount            2016    89,821,850      1.08 - 2.25     132,434,541
                                  2015   101,411,127      1.08 - 2.21     147,353,917
                                  2014   116,573,933      1.11 - 2.23     171,167,569
                                  2013   133,280,506      1.06 - 2.11     185,528,381

  BHFTII BlackRock Capital        2017    80,040,866      1.38 - 6.69     191,718,105
     Appreciation Subaccount      2016    90,233,992      1.04 - 5.06     162,582,117
                                  2015   102,258,198      1.06 - 5.12     186,416,345
                                  2014   116,660,042      1.01 - 4.88     201,471,712
                                  2013   137,072,166      0.94 - 4.54     218,130,450

  BHFTII BlackRock                2017   163,187,513      0.81 - 2.27     181,229,925
     Ultra-Short Term Bond        2016   191,490,336      0.83 - 2.28     213,922,334
     Subaccount                   2015   207,458,223      0.85 - 2.31     234,598,971
                                  2014   228,692,218      0.87 - 2.34     260,029,222
                                  2013   272,484,145      0.89 - 2.37     306,076,669

  BHFTII Brighthouse Asset        2017    12,549,984      1.29 - 1.68      18,176,787
     Allocation 20 Subaccount     2016    14,708,245      1.23 - 1.57      20,218,985
                                  2015    17,745,651      1.21 - 1.51      23,643,801
                                  2014    21,756,153      1.25 - 1.52      29,613,599
                                  2013    27,300,301      1.21 - 1.46      35,985,163

  BHFTII Brighthouse Asset        2017    40,415,605      1.36 - 1.80      63,546,568
     Allocation 40 Subaccount     2016    47,542,265      1.26 - 1.63      68,509,133
                                  2015    54,365,636      1.22 - 1.54      74,878,498
                                  2014    62,281,508      1.25 - 1.56      87,527,049
                                  2013    63,017,183      1.23 - 1.49      85,938,160

  BHFTII Brighthouse Asset        2017   277,446,396      1.37 - 1.90     453,115,632
     Allocation 60 Subaccount     2016   313,013,101      1.23 - 1.66     452,209,477
                                  2015   351,132,615      1.18 - 1.55     480,001,704
                                  2014   393,087,875      1.10 - 1.58     550,983,256
                                  2013   325,210,824      1.21 - 1.51     449,109,725

  BHFTII Brighthouse Asset        2017   376,643,089      1.40 - 1.98     622,556,295
     Allocation 80 Subaccount     2016   406,853,909      1.21 - 1.66     574,285,819
                                  2015   438,830,497      1.15 - 1.55     582,539,493
                                  2014   469,940,862      1.21 - 1.61     645,019,159
                                  2013   281,259,764      1.21 - 1.50     392,110,510

  BHFTII Brighthouse/Artisan      2017       473,217      3.67 - 4.07       1,833,989
     Mid Cap Value Subaccount     2016       487,877      3.33 - 3.67       1,708,962
                                  2015       516,603      2.77 - 3.03       1,498,283
                                  2014       599,313      3.14 - 3.40       1,961,420
                                  2013       672,017      3.15 - 3.40       2,205,749

  BHFTII                          2017       315,726      2.43 - 2.61         802,655
     Brighthouse/Dimensional      2016       273,940      1.91 - 2.04         543,802
     International Small Company  2015       749,110      1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406      1.79 - 1.88       1,388,811
                                  2013       479,292      1.97 - 2.05         969,532



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond           2017       3.06        0.30 - 2.75           1.14 - 3.79
     Income Subaccount            2016       3.12        0.30 - 2.75           0.18 - 2.81
                                  2015       3.73        0.30 - 2.75         (2.28) - 0.29
                                  2014       3.45        0.30 - 2.75           4.02 - 6.76
                                  2013       4.02        0.30 - 2.75       (3.60) - (1.06)

  BHFTII BlackRock Capital        2017       0.10        0.30 - 2.65         30.31 - 33.53
     Appreciation Subaccount      2016         --        0.30 - 2.65       (2.62) - (0.21)
                                  2015         --        0.30 - 2.65           3.38 - 5.96
                                  2014       0.06        0.30 - 2.65           5.95 - 8.57
                                  2013       0.84        0.30 - 2.65         30.61 - 33.82

  BHFTII BlackRock                2017       0.30        0.30 - 2.75         (1.99) - 0.59
     Ultra-Short Term Bond        2016       0.05        0.30 - 2.75         (2.51) - 0.05
     Subaccount                   2015         --        0.30 - 2.75       (2.71) - (0.30)
                                  2014         --        0.30 - 2.75       (2.71) - (0.30)
                                  2013         --        0.30 - 2.75       (2.71) - (0.30)

  BHFTII Brighthouse Asset        2017       2.10        0.30 - 2.50           4.30 - 6.61
     Allocation 20 Subaccount     2016       3.19        0.30 - 2.50           1.95 - 4.22
                                  2015       2.09        0.30 - 2.50       (3.04) - (0.88)
                                  2014       3.97        0.30 - 2.50           1.89 - 4.16
                                  2013       2.99        0.30 - 2.70           1.51 - 3.97

  BHFTII Brighthouse Asset        2017       2.02        0.30 - 2.55          7.86 - 10.31
     Allocation 40 Subaccount     2016       3.55        0.30 - 2.55           3.42 - 5.77
                                  2015       0.27        0.30 - 2.55       (3.56) - (1.37)
                                  2014       2.62        0.30 - 2.65           2.04 - 4.61
                                  2013       2.54        0.30 - 2.65          8.02 - 10.59

  BHFTII Brighthouse Asset        2017       1.74        0.30 - 2.85         11.52 - 14.39
     Allocation 60 Subaccount     2016       3.14        0.30 - 2.85           4.10 - 6.78
                                  2015       0.54        0.30 - 2.85       (4.04) - (1.56)
                                  2014       1.72        0.30 - 2.85           1.05 - 4.74
                                  2013       1.95        0.30 - 2.75         14.78 - 17.63

  BHFTII Brighthouse Asset        2017       1.54        0.30 - 2.90         15.77 - 18.80
     Allocation 80 Subaccount     2016       2.94        0.30 - 2.90           5.05 - 7.82
                                  2015       0.33        0.30 - 2.90       (4.51) - (1.99)
                                  2014       1.11        0.30 - 2.90           2.22 - 4.91
                                  2013       1.46        0.30 - 2.60         21.12 - 23.94

  BHFTII Brighthouse/Artisan      2017       0.49        1.40 - 2.10         10.21 - 10.98
     Mid Cap Value Subaccount     2016       0.87        1.40 - 2.10         20.10 - 20.95
                                  2015       0.94        1.40 - 2.10     (11.54) - (10.92)
                                  2014       0.54        1.40 - 2.10         (0.44) - 0.26
                                  2013       0.80        1.40 - 2.10         33.67 - 34.61

  BHFTII                          2017       1.67        1.70 - 2.50         27.24 - 28.25
     Brighthouse/Dimensional      2016       2.61        1.70 - 2.50           3.21 - 4.04
     International Small Company  2015       1.68        1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014       1.56        1.70 - 2.50       (9.00) - (8.27)
                                  2013       1.77        1.70 - 2.50         24.45 - 25.45



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse/Wellington   2017    58,824,155      1.66 - 4.44     239,161,037
     Balanced Subaccount          2016    64,591,245      1.49 - 3.90     230,965,585
                                  2015    72,571,267      1.43 - 3.69     244,860,534
                                  2014    78,788,126      1.44 - 3.64     263,144,756
                                  2013    87,559,708      1.34 - 3.34     265,542,357

  BHFTII                          2017    45,507,098     1.67 - 68.81     120,932,383
     Brighthouse/Wellington Core  2016    52,226,552     1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088      1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778      1.34 - 2.26      96,109,883
                                  2013    65,547,224      1.24 - 2.10     109,181,322

  BHFTII Frontier Mid Cap         2017    41,185,332      1.13 - 3.13      77,610,257
     Growth Subaccount            2016    46,769,889      0.92 - 2.54      71,558,936
                                  2015    53,062,687      0.89 - 2.46      78,853,375
                                  2014    59,828,713      0.88 - 2.44      88,449,747
                                  2013    69,033,438      0.81 - 2.23      93,792,080

  BHFTII Jennison Growth          2017   208,309,436      1.27 - 3.51     405,643,359
     Subaccount                   2016   230,334,406      0.94 - 2.60     330,843,366
                                  2015   255,430,902      0.96 - 2.64     370,985,158
                                  2014   283,460,406      0.88 - 2.43     376,259,287
                                  2013   306,377,182      0.82 - 2.27     377,320,708

  BHFTII Loomis Sayles            2017       233,617      5.60 - 6.77       1,468,973
     Small Cap Core Subaccount    2016       125,626      5.00 - 5.99         695,462
                                  2015       133,839      4.31 - 5.12         637,286
                                  2014       146,236      4.49 - 5.30         725,826
                                  2013       205,325      4.36 - 5.21       1,019,553

  BHFTII MetLife Aggregate        2017    23,403,576      1.40 - 2.63      57,551,248
     Bond Index Subaccount        2016    25,927,617      1.37 - 2.58      62,459,481
                                  2015    28,582,132      1.36 - 2.55      68,017,985
                                  2014    31,665,367      1.37 - 2.58      75,845,003
                                  2013    35,381,978      1.31 - 2.47      80,759,985

  BHFTII MetLife Mid Cap          2017     7,333,867     2.39 - 42.33      19,314,230
     Stock Index Subaccount       2016     7,950,996     2.09 - 36.72      17,822,009
                                  2015     8,349,197     1.75 - 30.67      15,269,454
                                  2014     8,659,503     1.82 - 31.61      16,117,119
                                  2013     8,357,897     1.68 - 29.03      14,115,032

  BHFTII MetLife MSCI EAFE        2017    20,185,195      1.21 - 2.94      52,579,273
     Index Subaccount             2016    22,174,074      0.98 - 2.39      46,547,113
                                  2015    24,065,038      0.99 - 2.38      50,132,009
                                  2014    25,971,462      1.01 - 2.44      55,159,835
                                  2013    29,240,272      1.09 - 2.63      66,367,832

  BHFTII MetLife Russell 2000     2017    20,998,581      2.56 - 5.92     112,322,154
     Index Subaccount             2016    23,491,682      2.27 - 5.23     110,619,177
                                  2015    25,834,307      1.90 - 4.36     101,108,420
                                  2014    27,782,287      2.02 - 4.62     114,688,189
                                  2013    31,268,599      1.96 - 4.45     123,574,772



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTII Brighthouse/Wellington   2017       1.91        0.30 - 2.65        11.86 - 14.80
     Balanced Subaccount          2016       2.75        0.30 - 2.65          3.95 - 6.67
                                  2015       1.96        0.30 - 2.65        (0.38) - 2.27
                                  2014       2.00        0.30 - 2.65         7.40 - 10.22
                                  2013       2.48        0.30 - 2.65        17.13 - 20.23

  BHFTII                          2017       1.45        0.30 - 2.65        15.71 - 18.71
     Brighthouse/Wellington Core  2016       1.72        0.30 - 2.65          0.53 - 7.02
     Equity Opportunities         2015       1.62        0.30 - 2.65        (0.53) - 2.09
     Subaccount                   2014       0.56        0.30 - 2.65         5.33 - 10.30
                                  2013       1.27        0.30 - 2.65        29.87 - 33.30

  BHFTII Frontier Mid Cap         2017         --        0.30 - 2.70        21.68 - 24.76
     Growth Subaccount            2016         --        0.30 - 2.70          2.41 - 4.98
                                  2015         --        0.30 - 2.70        (0.08) - 2.47
                                  2014         --        0.30 - 2.70         7.98 - 10.72
                                  2013       1.18        0.30 - 2.70        18.97 - 32.23

  BHFTII Jennison Growth          2017       0.28        0.30 - 2.70        33.35 - 36.91
     Subaccount                   2016       0.26        0.30 - 2.70      (3.86) - (0.13)
                                  2015       0.24        0.30 - 2.70         7.59 - 10.45
                                  2014       0.23        0.30 - 2.70         4.51 - 12.77
                                  2013       0.39        0.30 - 2.60        33.22 - 36.59

  BHFTII Loomis Sayles            2017       0.05        1.70 - 2.50        12.13 - 13.03
     Small Cap Core Subaccount    2016       0.06        1.70 - 2.50        16.04 - 16.97
                                  2015         --        1.70 - 2.50      (4.17) - (3.40)
                                  2014         --        1.70 - 2.50          0.95 - 1.76
                                  2013       0.25        1.70 - 2.60        37.08 - 38.31

  BHFTII MetLife Aggregate        2017       2.92        0.30 - 1.30          1.93 - 2.95
     Bond Index Subaccount        2016       2.77        0.30 - 1.30          1.03 - 2.04
                                  2015       2.91        0.30 - 1.30      (1.04) - (0.05)
                                  2014       3.02        0.30 - 1.30          4.44 - 5.49
                                  2013       3.62        0.30 - 1.30      (3.59) - (2.62)

  BHFTII MetLife Mid Cap          2017       1.34        0.30 - 1.25        14.28 - 15.26
     Stock Index Subaccount       2016       1.27        0.30 - 1.25        18.71 - 19.72
                                  2015       1.16        0.30 - 1.25      (3.79) - (2.97)
                                  2014       1.01        0.30 - 1.25          7.96 - 8.89
                                  2013       1.09        0.30 - 1.25        16.63 - 31.49

  BHFTII MetLife MSCI EAFE        2017       2.69        0.30 - 1.60        22.93 - 24.53
     Index Subaccount             2016       2.63        0.30 - 1.60        (0.27) - 1.04
                                  2015       3.23        0.30 - 1.60      (2.66) - (1.39)
                                  2014       2.60        0.30 - 1.60      (7.50) - (6.28)
                                  2013       3.06        0.30 - 1.60        19.93 - 21.50

  BHFTII MetLife Russell 2000     2017       1.21        0.30 - 1.65        12.80 - 14.33
     Index Subaccount             2016       1.38        0.30 - 1.65        19.30 - 20.92
                                  2015       1.21        0.30 - 1.65      (5.84) - (4.56)
                                  2014       1.17        0.30 - 1.65          3.32 - 4.72
                                  2013       1.55        0.30 - 1.65        36.29 - 38.14



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII MetLife Stock Index     2017   361,289,220     1.64 - 48.32     884,599,164
     Subaccount                  2016   399,744,544     1.40 - 40.16     818,490,354
                                 2015   444,545,333     1.29 - 36.32     825,958,902
                                 2014   512,472,472     1.22 - 36.26     948,735,700
                                 2013   619,079,605     1.11 - 32.31   1,022,210,401

  BHFTII MFS Total Return        2017   121,012,734      1.33 - 4.66     336,697,082
     Subaccount                  2016   138,074,749      1.22 - 4.20     347,116,215
                                 2015   157,676,884      1.15 - 3.90     367,197,782
                                 2014   181,477,236      1.19 - 3.96     427,404,149
                                 2013   214,758,429      1.13 - 3.69     467,083,516

  BHFTII MFS Value II            2017     4,305,558      1.40 - 2.38       8,599,268
     Subaccount                  2016     5,533,043      1.34 - 2.22      10,606,904
                                 2015     6,317,929      1.16 - 1.89      10,329,127
                                 2014     7,271,879      1.27 - 2.02      12,887,179
                                 2013     9,446,977      1.19 - 1.84      15,413,317

  BHFTII MFS Value               2017    47,045,537      1.56 - 3.26     128,018,025
     Subaccount                  2016    54,400,150      1.36 - 2.83     126,985,750
                                 2015    61,186,657      1.22 - 2.53     126,858,359
                                 2014    71,426,723      1.26 - 2.59     149,803,816
                                 2013    76,198,106      1.18 - 2.39     152,814,296

  BHFTII Neuberger Berman        2017    19,224,324      1.58 - 4.92      59,769,456
     Genesis Subaccount          2016    22,363,400      1.40 - 4.28      61,097,301
                                 2015    25,655,787      1.20 - 3.63      59,714,866
                                 2014    30,031,861      1.23 - 3.63      69,389,880
                                 2013    35,991,632      1.25 - 3.65      82,899,600

  BHFTII T. Rowe Price Large     2017    24,505,822      2.11 - 4.18      63,630,978
     Cap Growth Subaccount       2016    26,687,817      1.62 - 3.14      52,673,898
                                 2015    29,861,303      1.64 - 3.11      58,885,774
                                 2014    33,034,416      1.52 - 2.82      59,661,381
                                 2013    32,411,409      1.26 - 2.60      54,003,653

  BHFTII T. Rowe Price Small     2017    37,310,815      2.17 - 4.84     118,103,918
     Cap Growth Subaccount       2016    41,499,662      1.82 - 3.98     108,651,167
                                 2015    46,060,640      1.68 - 3.59     109,539,493
                                 2014    50,212,351      1.68 - 3.52     118,139,543
                                 2013    55,991,286      1.62 - 3.32     125,245,594

  BHFTII Western Asset           2017    29,601,617     1.32 - 45.14     161,437,591
     Management Strategic Bond   2016    32,467,046     1.25 - 41.83     170,890,372
     Opportunities Subaccount    2015    19,595,073      1.18 - 2.94      32,316,442
                                 2014    23,348,172      1.08 - 3.03      39,669,737
                                 2013    27,649,077      1.19 - 2.91      44,979,001

  BHFTII Western Asset           2017    44,189,926      1.04 - 2.59      68,510,028
     Management U.S. Government  2016    49,146,509      1.04 - 2.57      75,272,260
     Subaccount                  2015    53,614,394      1.05 - 2.57      82,426,356
                                 2014    64,344,337      1.07 - 2.58      98,096,572
                                 2013    73,690,565      1.07 - 2.54     109,839,169



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTII MetLife Stock Index     2017       1.75        0.28 - 3.50        17.25 - 21.20
     Subaccount                  2016       1.98        0.28 - 3.50         7.70 - 11.36
                                 2015       1.72        0.28 - 3.50        (2.41) - 0.88
                                 2014       1.69        0.28 - 3.50         9.37 - 13.05
                                 2013       1.86        0.28 - 3.50        27.37 - 31.65

  BHFTII MFS Total Return        2017       2.35        0.30 - 2.75         9.13 - 11.89
     Subaccount                  2016       2.73        0.30 - 2.75          5.97 - 8.65
                                 2015       2.42        0.30 - 2.75      (3.10) - (0.65)
                                 2014       2.25        0.30 - 2.75          5.42 - 8.09
                                 2013       2.45        0.30 - 2.75        15.48 - 18.40

  BHFTII MFS Value II            2017       2.61        0.30 - 2.65          4.55 - 7.03
     Subaccount                  2016       1.42        0.30 - 2.65        15.01 - 17.74
                                 2015       1.55        0.30 - 2.65      (8.63) - (6.46)
                                 2014       1.11        0.30 - 2.65          6.83 - 9.37
                                 2013       1.21        0.30 - 2.65        28.30 - 31.35

  BHFTII MFS Value               2017       2.01        0.30 - 2.65        14.57 - 17.65
     Subaccount                  2016       2.24        0.30 - 2.75        11.00 - 14.05
                                 2015       2.66        0.30 - 2.75      (3.07) - (0.45)
                                 2014       1.64        0.30 - 2.75         7.72 - 10.48
                                 2013       1.08        0.30 - 2.65        16.93 - 35.32

  BHFTII Neuberger Berman        2017       0.38        0.30 - 2.65        12.48 - 15.41
     Genesis Subaccount          2016       0.43        0.30 - 2.65        15.30 - 18.33
                                 2015       0.38        0.30 - 2.65        (2.25) - 0.28
                                 2014       0.37        0.30 - 2.65      (2.91) - (0.29)
                                 2013         --        0.30 - 2.65        24.17 - 35.86

  BHFTII T. Rowe Price Large     2017       0.10        0.30 - 2.65        30.06 - 33.08
     Cap Growth Subaccount       2016         --        0.30 - 2.65        (1.07) - 1.23
                                 2015       0.01        0.30 - 2.65         7.68 - 10.18
                                 2014         --        0.30 - 2.65         6.03 - 13.92
                                 2013       0.07        0.30 - 2.65        25.92 - 38.35

  BHFTII T. Rowe Price Small     2017       0.07        0.30 - 2.65        19.34 - 22.17
     Cap Growth Subaccount       2016       0.03        0.30 - 2.65         8.57 - 11.15
                                 2015         --        0.30 - 2.65        (0.22) - 2.16
                                 2014         --        0.30 - 2.65          3.86 - 6.33
                                 2013       0.14        0.30 - 2.65        40.40 - 43.74

  BHFTII Western Asset           2017       3.86        0.30 - 2.75          5.06 - 7.90
     Management Strategic Bond   2016       2.14        0.30 - 2.75          3.17 - 7.29
     Opportunities Subaccount    2015       4.93        1.17 - 2.60      (4.52) - (2.86)
                                 2014       5.32        1.17 - 2.60          0.50 - 4.24
                                 2013       4.97        1.17 - 2.60      (1.76) - (0.08)

  BHFTII Western Asset           2017       2.66        0.15 - 2.45        (0.53) - 1.78
     Management U.S. Government  2016       2.62        0.15 - 2.45        (1.17) - 1.13
     Subaccount                  2015       2.32        0.15 - 2.45        (1.86) - 0.42
                                 2014       1.96        0.15 - 2.45          0.32 - 2.66
                                 2013       2.23        0.15 - 2.45      (3.14) - (0.89)



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  Delaware VIP Small Cap             2017     2,506,672       3.63 - 6.52      11,407,245
     Value Subaccount                2016     2,764,340       3.25 - 5.85      11,287,261
                                     2015     2,998,177       2.48 - 4.48       9,400,488
                                     2014     3,517,796       2.65 - 4.81      11,900,887
                                     2013     4,830,286       2.51 - 4.57      15,302,896

  Deutsche II Government &           2017     1,461,872       1.07 - 1.26       1,729,536
     Agency Securities               2016     1,896,941       1.09 - 1.26       2,265,390
     Subaccount                      2015     2,061,094       1.11 - 1.27       2,487,768
                                     2014     2,276,924       1.14 - 1.30       2,817,918
                                     2013     2,830,693       1.12 - 1.26       3,417,259

  Deutsche II Small Mid Cap          2017     1,290,516       2.30 - 3.51       4,107,166
     Value Subaccount                2016     1,431,523       2.14 - 3.24       4,233,440
                                     2015     1,750,951       1.65 - 2.82       4,507,291
                                     2014     2,326,077       1.73 - 2.93       6,302,015
                                     2013     3,103,273       1.69 - 2.83       8,094,382

  Dreyfus Sustainable U.S. Equity    2017       246,933       1.86 - 2.43         553,728
     Subaccount                      2016       252,898       1.66 - 2.14         503,431
                                     2015       253,443       1.55 - 1.98         467,910
                                     2014       380,167       1.65 - 2.08         754,943
                                     2013       398,114       1.50 - 1.87         710,335

  Fidelity VIP Contrafund            2017    64,652,989       2.14 - 3.61     212,284,338
     Subaccount                      2016    73,454,530       1.80 - 3.00     200,953,161
                                     2015    82,770,515       1.71 - 2.82     213,090,938
                                     2014    92,864,202       1.74 - 2.85     240,965,803
                                     2013   108,680,474       1.60 - 2.59     255,326,876

  Fidelity VIP Dynamic               2017       699,361       2.02 - 3.62       1,870,222
     Capital Appreciation            2016       826,298       1.66 - 2.94       1,801,247
     Subaccount                      2015       934,036       1.64 - 2.87       2,014,900
                                     2014     1,011,331       1.64 - 2.85       2,212,496
                                     2013     1,197,666       1.51 - 2.59       2,445,391

  Fidelity VIP Equity-Income         2017    42,812,375       2.00 - 5.71     235,072,085
     Subaccount                      2016    47,642,339       1.81 - 5.12     233,851,528
                                     2015    52,549,940       1.57 - 4.40     220,784,877
                                     2014    58,365,899       1.67 - 4.64     257,632,017
                                     2013    63,687,670       1.56 - 4.32     261,131,881

  Fidelity VIP Freedom 2020          2017       161,933       1.93 - 2.15         321,970
     Subaccount                      2016       242,680       1.68 - 1.85         425,855
     (Commenced 5/1/2015)            2015        42,288       1.61 - 1.65          69,713

  Fidelity VIP Freedom 2025          2017       160,567       2.06 - 2.21         339,959
     Subaccount                      2016       181,641       1.77 - 1.89         335,281
     (Commenced 5/1/2015)            2015       104,718       1.69 - 1.75         182,283

  Fidelity VIP Freedom 2030          2017       249,380       2.10 - 2.33         540,637
     Subaccount                      2016       298,697       1.76 - 1.94         561,340
     (Commenced 5/1/2015)            2015       240,061       1.67 - 1.83         429,195



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  Delaware VIP Small Cap             2017       0.86        0.30 - 1.30        10.61 - 11.72
     Value Subaccount                2016       0.98        0.30 - 1.30        29.71 - 31.01
                                     2015       0.73        0.30 - 1.30      (7.43) - (6.50)
                                     2014       0.57        0.30 - 1.30          4.50 - 5.55
                                     2013       0.72        0.30 - 1.30        31.78 - 33.11

  Deutsche II Government &           2017       2.19        1.55 - 2.65      (1.33) - (0.25)
     Agency Securities               2016       2.75        1.55 - 2.65      (1.85) - (0.76)
     Subaccount                      2015       2.44        1.55 - 2.65      (2.97) - (1.90)
                                     2014       2.00        1.55 - 2.65          2.21 - 3.34
                                     2013       2.71        1.55 - 2.65      (5.78) - (4.74)

  Deutsche II Small Mid Cap          2017       0.38        1.55 - 2.65          7.26 - 8.44
     Value Subaccount                2016       0.24        1.55 - 2.65        13.42 - 14.68
                                     2015         --        1.55 - 2.65      (4.77) - (3.72)
                                     2014       0.46        1.55 - 2.65          2.34 - 3.48
                                     2013       0.83        1.55 - 2.65        31.18 - 32.63

  Dreyfus Sustainable U.S. Equity    2017       0.92        1.55 - 2.65        12.04 - 13.28
     Subaccount                      2016       1.02        1.55 - 2.65          7.20 - 8.38
                                     2015       0.83        1.55 - 2.65      (5.94) - (4.90)
                                     2014       0.84        1.55 - 2.65        10.17 - 11.39
                                     2013       1.03        1.55 - 2.65        30.49 - 31.94

  Fidelity VIP Contrafund            2017       0.78        0.30 - 2.65        18.42 - 21.22
     Subaccount                      2016       0.62        0.30 - 2.65          4.91 - 7.41
                                     2015       0.79        0.30 - 2.65        (2.21) - 0.11
                                     2014       0.72        0.30 - 2.65         8.73 - 11.32
                                     2013       0.84        0.30 - 2.65        27.53 - 30.56

  Fidelity VIP Dynamic               2017       0.62        0.30 - 2.50        20.46 - 23.13
     Capital Appreciation            2016       0.69        0.30 - 2.50          0.12 - 2.35
     Subaccount                      2015       0.55        0.30 - 2.50        (1.47) - 0.72
                                     2014       0.20        0.30 - 2.50         7.93 - 10.33
                                     2013       0.12        0.30 - 2.50        34.84 - 37.84

  Fidelity VIP Equity-Income         2017       1.67        0.30 - 1.90        10.54 - 12.56
     Subaccount                      2016       2.27        0.30 - 1.90        15.49 - 17.66
                                     2015       3.07        0.30 - 1.90      (6.04) - (4.25)
                                     2014       2.77        0.30 - 1.90          6.44 - 8.39
                                     2013       2.47        0.30 - 1.90        25.42 - 27.76

  Fidelity VIP Freedom 2020          2017       1.40        0.30 - 1.15        14.93 - 15.91
     Subaccount                      2016       1.67        0.30 - 1.15          4.59 - 5.49
     (Commenced 5/1/2015)            2015       2.21        0.90 - 1.15      (4.96) - (4.81)

  Fidelity VIP Freedom 2025          2017       1.12        0.60 - 1.15        16.23 - 16.87
     Subaccount                      2016       1.67        0.60 - 1.15          4.77 - 5.35
     (Commenced 5/1/2015)            2015       4.15        0.80 - 1.15      (5.34) - (5.12)

  Fidelity VIP Freedom 2030          2017       1.39        0.30 - 1.15        19.32 - 20.33
     Subaccount                      2016       1.34        0.30 - 1.15          5.16 - 6.06
     (Commenced 5/1/2015)            2015       9.73        0.30 - 1.15      (5.97) - (5.43)



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Freedom 2040     2017        43,802      2.84 - 3.06         126,195
     Subaccount                 2016        26,379      2.33 - 2.49          62,152
     (Commenced 5/1/2015)       2015         4,565      2.21 - 2.25          10,128

  Fidelity VIP Freedom 2050     2017        38,641      2.90 - 3.12         114,743
     Subaccount                 2016        19,737      2.38 - 2.54          47,803
     (Commenced 5/1/2015)       2015         2,194      2.26 - 2.30           4,997

  Fidelity VIP FundsManager     2017    44,882,793    14.32 - 16.56     651,221,411
     60% Subaccount             2016    46,892,598    12.50 - 14.26     593,192,621
     (Commenced 11/17/2014)     2015    43,562,575    12.19 - 13.70     537,008,428
                                2014     3,719,213            12.62      46,949,186

  Fidelity VIP High Income      2017     5,206,840      2.01 - 3.54      18,374,730
     Subaccount                 2016     5,826,650      1.90 - 3.36      19,469,815
                                2015     6,309,633      1.68 - 2.97      18,631,012
                                2014     7,082,915      1.77 - 3.12      21,901,589
                                2013     7,872,590      1.77 - 3.12      24,369,719

  Fidelity VIP Mid Cap          2017    63,984,525      2.32 - 4.72     263,863,750
     Subaccount                 2016    70,833,034      1.97 - 3.94     245,490,758
                                2015    78,497,047      1.80 - 3.55     246,200,236
                                2014    88,269,188      1.87 - 3.67     284,320,518
                                2013   101,839,154      1.80 - 3.51     312,221,233

  FTVIPT Franklin Income VIP    2017     8,450,684      1.59 - 6.91      19,075,858
     Subaccount                 2016     9,501,555      1.49 - 6.39      19,714,285
                                2015    11,175,992      1.34 - 5.68      21,261,003
                                2014    13,052,798      1.47 - 6.20      28,076,571
                                2013    17,033,712      1.45 - 6.01      36,879,662

  FTVIPT Franklin Mutual        2017     6,577,838      2.03 - 2.33      14,138,169
     Shares VIP Subaccount      2016     7,345,721      1.91 - 2.18      14,806,916
                                2015     9,109,098      1.68 - 1.91      16,047,671
                                2014    11,130,280      1.80 - 2.04      20,922,139
                                2013    14,194,716      1.71 - 1.93      25,274,641

  FTVIPT Franklin Rising        2017     5,463,493      1.79 - 2.98      14,883,621
     Dividends VIP Subaccount   2016     6,189,662      1.53 - 2.51      14,124,147
                                2015     7,513,466      1.56 - 2.20      15,073,297
                                2014     9,499,985      1.45 - 2.32      20,296,254
                                2013    12,034,304      1.59 - 2.16      24,118,817

  FTVIPT Franklin Small-Mid     2017    10,078,397      1.69 - 3.12      24,229,242
     Cap Growth VIP Subaccount  2016    11,640,861      1.42 - 2.61      23,462,681
                                2015    13,151,027      1.38 - 2.56      26,005,031
                                2014    15,338,031      1.45 - 2.67      31,983,347
                                2013    18,344,786      1.37 - 2.53      36,768,267

  FTVIPT Templeton Developing   2017     7,812,223      2.25 - 3.43      19,036,999
     Markets VIP Subaccount     2016     8,328,861      1.48 - 2.48      14,638,051
                                2015     9,114,020      1.28 - 2.14      13,806,146
                                2014    10,086,656      1.62 - 2.70      19,231,372
                                2013    11,016,768      1.80 - 2.99      23,212,625

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Freedom 2040     2017       1.15        0.30 - 1.15         21.89 - 22.93
     Subaccount                 2016       1.60        0.30 - 1.15           5.31 - 6.21
     (Commenced 5/1/2015)       2015       3.45        0.90 - 1.15       (6.19) - (6.04)

  Fidelity VIP Freedom 2050     2017       1.55        0.30 - 1.15         21.90 - 22.93
     Subaccount                 2016       3.14        0.30 - 1.15           5.34 - 6.24
     (Commenced 5/1/2015)       2015       3.42        0.90 - 1.15       (6.24) - (6.09)

  Fidelity VIP FundsManager     2017       1.09        0.70 - 2.10         14.56 - 16.17
     60% Subaccount             2016       1.27        0.70 - 2.10           2.61 - 4.06
     (Commenced 11/17/2014)     2015       1.75        0.70 - 2.10       (1.68) - (0.29)
                                2014       2.66               1.85                  0.55

  Fidelity VIP High Income      2017       5.17        0.95 - 1.30           5.56 - 5.93
     Subaccount                 2016       5.27        0.95 - 1.30         13.13 - 13.52
                                2015       6.30        0.95 - 1.30       (4.87) - (4.54)
                                2014       5.49        0.95 - 1.30         (0.15) - 0.20
                                2013       5.60        0.95 - 1.30           4.58 - 4.95

  Fidelity VIP Mid Cap          2017       0.48        0.30 - 2.65         17.39 - 20.18
     Subaccount                 2016       0.31        0.30 - 2.65          9.00 - 11.59
                                2015       0.24        0.30 - 2.65       (4.20) - (1.92)
                                2014       0.02        0.30 - 2.65           3.26 - 5.71
                                2013       0.27        0.30 - 2.65         32.32 - 35.46

  FTVIPT Franklin Income VIP    2017       4.14        1.30 - 2.55           6.92 - 8.26
     Subaccount                 2016       4.99        1.30 - 2.55         11.15 - 12.55
                                2015       4.61        1.30 - 2.55       (9.40) - (8.25)
                                2014       5.23        1.30 - 2.60           1.93 - 3.26
                                2013       6.44        1.30 - 2.60         11.02 - 12.47

  FTVIPT Franklin Mutual        2017       2.23        1.40 - 1.90           6.31 - 6.85
     Shares VIP Subaccount      2016       1.95        1.40 - 1.90         13.87 - 14.44
                                2015       2.97        1.40 - 1.90       (6.73) - (6.26)
                                2014       1.94        1.40 - 1.90           5.11 - 5.63
                                2013       2.04        1.40 - 1.90         25.85 - 26.48

  FTVIPT Franklin Rising        2017       1.53        1.50 - 3.05         16.95 - 18.77
     Dividends VIP Subaccount   2016       1.41        1.50 - 3.05         12.56 - 14.31
                                2015       1.41        1.50 - 2.70       (6.22) - (5.08)
                                2014       1.34        1.50 - 3.05           5.46 - 7.10
                                2013       1.56        1.50 - 2.65         26.30 - 27.76

  FTVIPT Franklin Small-Mid     2017         --        1.25 - 2.70         18.18 - 19.90
     Cap Growth VIP Subaccount  2016         --        1.25 - 2.75           1.34 - 2.88
                                2015         --        1.25 - 2.75       (5.30) - (3.87)
                                2014         --        1.25 - 2.75           4.56 - 6.14
                                2013         --        1.25 - 2.75         34.41 - 36.44

  FTVIPT Templeton Developing   2017       0.98        0.30 - 1.40         38.46 - 39.99
     Markets VIP Subaccount     2016       0.83        0.30 - 1.80         15.35 - 17.09
                                2015       2.04        0.30 - 1.80     (21.04) - (19.84)
                                2014       1.48        0.30 - 1.80      (10.03) - (8.67)
                                2013       1.98        0.30 - 1.80       (2.69) - (1.22)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    -----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                    -------------  ----------------  --------------
  FTVIPT Templeton Foreign    2017     29,831,295       1.29 - 2.43      55,918,436
     VIP Subaccount           2016     33,932,017       1.14 - 2.12      55,454,715
                              2015     37,823,632       1.09 - 2.01      58,736,117
                              2014     42,645,501       1.20 - 2.19      72,158,890
                              2013     49,602,475       1.39 - 2.50      96,258,675

  Invesco V.I. Comstock       2017      2,636,942       1.31 - 2.78       4,984,389
     Subaccount               2016      3,342,163       1.13 - 2.39       5,383,720
                              2015      3,897,706       0.98 - 2.07       5,511,939
                              2014      4,455,900       1.06 - 2.24       6,878,913
                              2013      5,818,437       0.98 - 2.07       8,281,585

  Invesco V.I. Diversified    2017        551,287       1.74 - 2.19       1,111,690
     Dividend Subaccount      2016        662,469       1.64 - 2.06       1,252,863
                              2015        764,684       1.46 - 1.83       1,284,340
                              2014        832,783       1.47 - 1.82       1,404,784
                              2013        983,199       1.33 - 1.64       1,508,707

  Invesco V.I. Equity and     2017     19,267,979       2.45 - 2.64      49,006,572
     Income Subaccount        2016     21,314,043       2.25 - 2.41      49,784,834
                              2015     25,216,381       2.00 - 2.13      52,124,645
                              2014     30,474,326       2.09 - 2.22      65,679,718
                              2013     38,518,228       1.96 - 2.07      77,591,291

  Invesco V.I. Government     2017      5,816,467       1.00 - 1.57       6,969,659
     Securities Subaccount    2016      6,167,486       1.01 - 1.56       7,417,830
                              2015      7,219,285       1.02 - 1.57       8,782,732
                              2014      8,543,666       1.05 - 1.58      10,593,179
                              2013     10,276,593       1.03 - 1.54      12,461,122

  Invesco V.I. Managed        2017        502,004       2.39 - 2.99       1,387,711
     Volatility Subaccount    2016        479,925       2.22 - 2.75       1,233,406
                              2015        572,546       1.69 - 2.53       1,350,241
                              2014        663,209       1.78 - 2.62       1,632,992
                              2013        918,646       1.51 - 2.21       1,919,717

  Invesco V.I. S&P 500 Index  2017        782,152       2.01 - 2.61       1,832,641
     Subaccount               2016        960,831       1.70 - 2.19       1,905,676
                              2015      1,204,868       1.57 - 2.00       2,194,793
                              2014      1,281,929       1.59 - 2.02       2,376,295
                              2013      1,651,321       1.44 - 1.82       2,775,395

  Janus Henderson Enterprise  2017      6,515,151       1.37 - 4.90      13,908,202
     Subaccount               2016      7,167,800       1.10 - 3.92      12,288,719
                              2015      7,987,829       1.00 - 3.56      12,285,705
                              2014      9,230,937       0.98 - 3.49      13,633,114
                              2013     10,596,566       0.89 - 3.17      14,258,782

  Janus Henderson Global      2017        313,454       1.39 - 2.28         578,032
     Research Subaccount      2016        442,005       1.11 - 1.80         675,764
                              2015        539,820       1.10 - 1.77         803,814
                              2014        634,971       1.15 - 1.83         964,819
                              2013        798,297       1.08 - 1.71       1,151,374



                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  FTVIPT Templeton Foreign    2017       2.59        0.30 - 2.70         13.59 - 16.34
     VIP Subaccount           2016       1.96        0.30 - 2.70           4.32 - 6.85
                              2015       3.24        0.30 - 2.70       (8.99) - (6.77)
                              2014       1.87        0.30 - 2.70     (13.50) - (11.40)
                              2013       2.37        0.30 - 2.70         19.70 - 22.60

  Invesco V.I. Comstock       2017       2.02        1.40 - 2.60         14.84 - 16.22
     Subaccount               2016       1.58        1.40 - 2.60         14.29 - 15.67
                              2015       1.92        1.40 - 2.60       (8.40) - (7.29)
                              2014       1.26        1.40 - 2.60           6.58 - 7.87
                              2013       1.58        1.40 - 2.60         32.49 - 34.08

  Invesco V.I. Diversified    2017       1.39        1.60 - 2.50           5.68 - 6.63
     Dividend Subaccount      2016       1.19        1.60 - 2.50         11.71 - 12.72
                              2015       1.43        1.60 - 2.50         (0.70) - 0.20
                              2014       1.51        1.60 - 2.50          9.76 - 10.75
                              2013       1.98        1.60 - 2.50         27.54 - 28.69

  Invesco V.I. Equity and     2017       1.44        1.40 - 1.90           8.70 - 9.24
     Income Subaccount        2016       1.62        1.40 - 1.90         12.67 - 13.24
                              2015       2.21        1.40 - 1.90       (4.42) - (3.94)
                              2014       1.51        1.40 - 1.90           6.72 - 7.25
                              2013       1.45        1.40 - 1.90         22.54 - 23.15

  Invesco V.I. Government     2017       1.84        1.40 - 2.50         (0.78) - 0.54
     Securities Subaccount    2016       1.73        1.40 - 2.50       (1.49) - (0.18)
                              2015       1.94        1.40 - 2.60       (2.51) - (1.05)
                              2014       2.85        1.40 - 2.60           1.22 - 2.69
                              2013       3.16        1.40 - 2.60       (5.35) - (3.98)

  Invesco V.I. Managed        2017       1.35        1.55 - 2.65           7.68 - 8.86
     Volatility Subaccount    2016       1.83        1.55 - 2.65           7.72 - 8.91
                              2015       1.36        1.55 - 2.65       (4.71) - (3.66)
                              2014       2.80        1.55 - 2.65         17.42 - 18.71
                              2013       3.02        1.55 - 2.65           7.86 - 9.05

  Invesco V.I. S&P 500 Index  2017       1.42        1.55 - 2.60         17.91 - 19.15
     Subaccount               2016       1.46        1.55 - 2.60           8.34 - 9.49
                              2015       1.50        1.55 - 2.60       (1.81) - (0.77)
                              2014       1.57        1.55 - 2.60         10.06 - 11.22
                              2013       1.79        1.55 - 2.60         28.18 - 29.53

  Janus Henderson Enterprise  2017       0.14        0.30 - 2.60         23.84 - 26.71
     Subaccount               2016       0.02        0.30 - 2.60          9.23 - 11.77
                              2015       0.51        0.30 - 2.60           1.10 - 3.46
                              2014       0.03        0.30 - 2.60          9.36 - 11.91
                              2013       0.36        0.30 - 2.60         28.65 - 31.64

  Janus Henderson Global      2017       0.65        0.30 - 1.30         25.05 - 26.30
     Research Subaccount      2016       0.93        0.30 - 1.30           0.50 - 1.51
                              2015       0.53        0.30 - 1.30       (3.79) - (2.82)
                              2014       0.94        0.30 - 1.30           5.80 - 6.86
                              2013       1.09        0.30 - 1.30         26.42 - 27.69



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  Janus Henderson Overseas           2017    18,998,239      1.18 - 2.77      33,244,470
     Subaccount                      2016    21,264,741      0.92 - 2.16      28,762,285
                                     2015    23,066,962      1.00 - 2.37      33,941,265
                                     2014    25,235,388      1.12 - 2.66      41,260,094
                                     2013    28,081,395      1.30 - 3.09      53,057,257

  LMPVET ClearBridge Variable        2017   134,149,456      2.12 - 3.57     336,447,646
     Aggressive Growth               2016   149,943,278      1.85 - 3.12     328,523,979
     Subaccount                      2015   167,403,724      1.86 - 3.14     368,227,608
                                     2014   192,876,953      1.92 - 3.26     439,598,703
                                     2013   230,124,058      1.62 - 2.75     443,416,713

  LMPVET ClearBridge Variable        2017    96,572,458      2.14 - 3.43     257,501,920
     Appreciation Subaccount         2016   108,364,235      1.84 - 2.91     245,202,993
                                     2015   123,885,127      1.72 - 2.69     259,099,416
                                     2014   144,399,729      1.74 - 2.69     301,511,929
                                     2013   171,514,828      1.61 - 2.45     327,510,422

  LMPVET ClearBridge Variable        2017    41,985,161      1.70 - 3.02      92,746,208
     Dividend Strategy Subaccount    2016    47,652,023      1.46 - 2.55      90,118,532
                                     2015    54,421,552      1.31 - 2.23      91,048,394
                                     2014    63,992,104      1.01 - 2.37     114,208,205
                                     2013    78,389,764      1.28 - 2.13     125,813,040

  LMPVET ClearBridge Variable        2017    34,020,176      2.27 - 4.41      98,400,581
     Large Cap Growth Subaccount     2016    38,109,335      1.84 - 3.52      89,099,797
                                     2015    42,889,895      1.74 - 3.30      94,894,567
                                     2014    49,849,619      1.61 - 3.02     101,931,592
                                     2013    59,527,149      1.44 - 2.67     108,269,810

  LMPVET ClearBridge Variable        2017    45,833,043      1.99 - 3.91     113,614,584
     Large Cap Value Subaccount      2016    51,880,204      1.77 - 3.42     114,104,961
                                     2015    57,721,574      1.60 - 3.05     114,052,269
                                     2014    66,183,724      1.59 - 3.15     136,570,924
                                     2013    76,780,219      1.46 - 2.84     143,905,517

  LMPVET ClearBridge Variable        2017    11,000,494      2.35 - 3.48      32,116,047
     Mid Cap Subaccount              2016    12,172,388      2.14 - 3.12      32,071,788
                                     2015    13,634,362      2.01 - 2.90      33,367,358
                                     2014    15,892,449      2.02 - 2.87      38,689,450
                                     2013    18,761,175      1.92 - 2.69      42,887,469

  LMPVET ClearBridge Variable        2017    15,012,882      2.32 - 4.47      47,414,500
     Small Cap Growth Subaccount     2016    17,150,904      1.92 - 3.66      44,384,618
                                     2015    19,565,583      1.86 - 3.52      48,622,214
                                     2014    22,972,604      1.99 - 3.75      60,699,074
                                     2013    28,785,296      1.96 - 3.67      74,135,000

  LMPVET QS Variable                 2017    20,110,531      1.90 - 2.68      43,196,195
     Conservative Growth             2016    23,074,759      1.70 - 2.39      44,206,329
     Subaccount                      2015    26,949,264      1.62 - 2.25      48,860,860
                                     2014    31,787,275      1.67 - 2.30      59,118,500
                                     2013    37,872,131      1.62 - 2.22      67,949,518



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Janus Henderson Overseas           2017       1.58        1.25 - 2.50         27.59 - 29.18
     Subaccount                      2016       4.68        1.25 - 2.50       (9.01) - (7.87)
                                     2015       0.51        1.25 - 2.50      (11.06) - (9.94)
                                     2014       2.99        1.25 - 2.50     (14.27) - (13.19)
                                     2013       3.06        1.25 - 2.50         11.46 - 12.86

  LMPVET ClearBridge Variable        2017       0.48        0.30 - 2.60         13.02 - 15.94
     Aggressive Growth               2016       0.62        0.30 - 2.60         (1.65) - 0.90
     Subaccount                      2015       0.33        0.30 - 2.60       (4.46) - (2.03)
                                     2014       0.16        0.30 - 2.65         16.94 - 20.03
                                     2013       0.25        0.30 - 2.65         43.52 - 47.34

  LMPVET ClearBridge Variable        2017       1.16        0.30 - 2.70         16.37 - 19.19
     Appreciation Subaccount         2016       1.27        0.30 - 2.70           6.85 - 9.44
                                     2015       1.14        0.30 - 2.70         (1.11) - 1.30
                                     2014       1.11        0.30 - 2.70          8.04 - 10.66
                                     2013       1.15        0.30 - 2.70         26.54 - 29.61

  LMPVET ClearBridge Variable        2017       1.35        0.30 - 2.75         15.79 - 18.82
     Dividend Strategy Subaccount    2016       1.42        0.30 - 2.75          9.76 - 66.26
                                     2015       1.61        0.30 - 2.75       (7.03) - (4.59)
                                     2014       1.98        0.30 - 2.75          8.44 - 13.27
                                     2013       1.50        0.30 - 2.70         22.34 - 25.56

  LMPVET ClearBridge Variable        2017       0.22        0.30 - 2.70         22.43 - 25.39
     Large Cap Growth Subaccount     2016       0.50        0.30 - 2.70           4.53 - 7.07
                                     2015       0.46        0.30 - 2.70           6.87 - 9.46
                                     2014       0.50        0.30 - 2.70         10.95 - 13.65
                                     2013       0.49        0.30 - 2.70         34.19 - 37.44

  LMPVET ClearBridge Variable        2017       1.34        0.30 - 2.60         11.90 - 14.49
     Large Cap Value Subaccount      2016       1.51        0.30 - 2.60         10.10 - 12.66
                                     2015       1.40        0.30 - 2.60       (5.36) - (3.16)
                                     2014       1.73        0.30 - 2.70          8.73 - 11.37
                                     2013       1.57        0.30 - 2.70         28.85 - 31.97

  LMPVET ClearBridge Variable        2017       0.42        1.30 - 2.70          9.80 - 11.35
     Mid Cap Subaccount              2016       0.87        1.30 - 2.70           6.43 - 7.93
                                     2015       0.06        1.30 - 2.70         (0.42) - 0.98
                                     2014       0.27        1.30 - 2.70           5.24 - 6.72
                                     2013       0.13        1.30 - 2.70         33.71 - 35.59

  LMPVET ClearBridge Variable        2017         --        0.30 - 2.60         21.09 - 23.89
     Small Cap Growth Subaccount     2016         --        0.30 - 2.60           3.09 - 5.49
                                     2015         --        0.30 - 2.60       (6.83) - (4.66)
                                     2014         --        0.30 - 2.60           1.41 - 3.77
                                     2013       0.05        0.30 - 2.60         43.28 - 46.61

  LMPVET QS Variable                 2017       2.30        1.17 - 1.90         11.42 - 12.23
     Conservative Growth             2016       2.28        1.17 - 1.90           5.41 - 6.18
     Subaccount                      2015       1.90        1.17 - 1.90       (3.05) - (2.33)
                                     2014       2.36        1.17 - 1.90           2.93 - 3.69
                                     2013       1.96        1.17 - 1.90         13.16 - 13.99



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  LMPVET QS Variable Growth      2017    10,586,246       1.88 - 2.60      21,581,386
     Subaccount                  2016    11,742,495       1.60 - 2.20      20,311,234
                                 2015    13,074,765       1.51 - 2.05      21,126,287
                                 2014    14,489,682       1.57 - 2.12      24,272,556
                                 2013    16,420,256       1.53 - 2.05      26,611,146

  LMPVET QS Variable Moderate    2017    14,659,035       1.89 - 2.51      29,571,019
     Growth Subaccount           2016    17,102,253       1.65 - 2.17      30,093,587
                                 2015    18,733,090       1.56 - 2.04      30,991,123
                                 2014    21,841,591       1.62 - 2.10      37,227,976
                                 2013    25,062,174       1.57 - 2.02      41,240,143

  LMPVIT Western Asset Core      2017    25,751,135       1.75 - 3.15      56,825,306
     Plus Subaccount             2016    28,322,927       1.65 - 3.02      60,157,955
                                 2015    32,101,360       1.62 - 2.92      66,305,234
                                 2014    37,890,107       1.61 - 2.92      78,692,683
                                 2013    44,750,902       1.65 - 2.96      94,954,012

  LMPVIT Western Asset           2017     2,624,916       1.53 - 2.65       5,506,595
     Variable Global High Yield  2016     2,810,318       1.44 - 2.47       5,438,686
     Bond Subaccount             2015     3,405,003       1.28 - 2.17       5,805,010
                                 2014     4,116,947       1.40 - 2.34       7,593,996
                                 2013     4,982,108       1.45 - 2.40       9,465,032

  Morgan Stanley Multi           2017       235,084       3.19 - 3.86         843,503
     Cap Growth Subaccount       2016       274,685       2.18 - 2.65         678,520
                                 2015       302,631       2.31 - 2.80         790,647
                                 2014       367,876       2.18 - 2.64         914,004
                                 2013       499,433       2.11 - 2.66       1,210,400

  Pioneer VCT Mid Cap Value      2017     6,893,599       1.96 - 3.16      19,106,036
     Subaccount                  2016     7,793,599       1.77 - 2.84      19,478,488
                                 2015     9,348,957       1.56 - 2.48      20,514,005
                                 2014    11,449,417       1.72 - 2.69      27,355,302
                                 2013    13,948,854       1.54 - 2.38      29,462,183

  Pioneer VCT Real Estate        2017     2,056,973       2.11 - 3.51       6,348,577
     Shares Subaccount           2016     2,487,870       2.08 - 3.45       7,545,087
                                 2015     2,872,791       2.00 - 3.31       8,432,222
                                 2014     3,456,891       1.95 - 3.22       9,986,466
                                 2013     4,679,392       1.52 - 2.50      10,515,684

  TAP 1919 Variable Socially     2017    10,714,035       1.51 - 5.04      35,135,405
     Responsive Balanced         2016    12,016,499       1.31 - 4.37      34,122,083
     Subaccount                  2015    13,640,111       1.25 - 4.17      36,506,368
                                 2014    15,783,435       1.29 - 4.29      43,091,030
                                 2013    17,650,098       1.20 - 3.98      44,216,482

  VIF Growth Subaccount          2017     2,315,867       2.17 - 4.37       7,108,200
                                 2016     2,605,136       1.54 - 3.11       5,650,496
                                 2015     2,947,999       1.59 - 3.23       6,666,780
                                 2014     3,258,928       1.44 - 2.93       6,688,278
                                 2013     3,897,642       1.35 - 2.81       7,732,651

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Growth      2017       1.79        1.17 - 1.90        17.10 - 17.95
     Subaccount                  2016       1.41        1.17 - 1.90          6.46 - 7.24
                                 2015       1.32        1.17 - 1.90      (4.07) - (3.37)
                                 2014       1.71        1.17 - 1.90          2.72 - 3.47
                                 2013       1.60        1.17 - 1.90        24.12 - 25.03

  LMPVET QS Variable Moderate    2017       2.03        1.17 - 1.90        14.54 - 15.37
     Growth Subaccount           2016       2.04        1.17 - 1.90          5.96 - 6.74
                                 2015       1.66        1.17 - 1.90      (3.64) - (2.93)
                                 2014       1.84        1.17 - 1.90          2.93 - 3.69
                                 2013       1.51        1.17 - 1.90        19.53 - 20.40

  LMPVIT Western Asset Core      2017       4.21        0.30 - 2.60          3.04 - 5.43
     Plus Subaccount             2016       2.15        0.30 - 2.60          1.86 - 4.23
                                 2015       1.44        0.30 - 2.60        (1.40) - 0.89
                                 2014       6.77        0.30 - 2.60      (2.89) - (0.63)
                                 2013       6.79        0.30 - 2.60          6.41 - 8.88

  LMPVIT Western Asset           2017       5.14        1.40 - 2.60          5.87 - 7.15
     Variable Global High Yield  2016       5.97        1.40 - 2.60        12.64 - 14.00
     Bond Subaccount             2015       5.63        1.40 - 2.60      (8.26) - (7.15)
                                 2014       6.42        1.40 - 2.60      (3.69) - (2.53)
                                 2013       5.42        1.40 - 2.60          3.54 - 4.79

  Morgan Stanley Multi           2017         --        2.00 - 2.50        45.34 - 46.07
     Cap Growth Subaccount       2016         --        1.85 - 2.50      (6.03) - (5.41)
                                 2015         --        1.85 - 2.50          5.66 - 6.35
                                 2014         --        1.85 - 2.50          2.84 - 3.51
                                 2013       0.23        1.60 - 2.50        46.66 - 47.99

  Pioneer VCT Mid Cap Value      2017       0.62        1.40 - 2.70         9.87 - 11.30
     Subaccount                  2016       0.48        1.40 - 2.75        13.08 - 14.61
                                 2015       0.55        1.40 - 2.75      (8.89) - (7.66)
                                 2014       0.66        1.40 - 2.75        11.69 - 13.20
                                 2013       0.74        1.40 - 2.75        29.15 - 30.91

  Pioneer VCT Real Estate        2017       2.27        1.55 - 2.70          0.56 - 1.72
     Shares Subaccount           2016       3.21        1.55 - 2.70          3.00 - 4.19
                                 2015       2.02        1.55 - 2.70          1.73 - 2.91
                                 2014       2.29        1.50 - 2.70        27.08 - 28.62
                                 2013       2.09        1.50 - 2.65        (1.12) - 0.03

  TAP 1919 Variable Socially     2017       1.03        0.30 - 2.30        14.10 - 16.40
     Responsive Balanced         2016       0.91        0.30 - 2.30          3.82 - 5.92
     Subaccount                  2015       1.19        0.30 - 2.50      (4.14) - (2.01)
                                 2014       0.85        0.30 - 2.50          6.61 - 8.98
                                 2013       0.84        0.30 - 2.50        15.78 - 18.35

  VIF Growth Subaccount          2017         --        1.40 - 2.50        39.63 - 41.16
                                 2016         --        1.40 - 2.50      (4.06) - (3.00)
                                 2015         --        1.40 - 2.50         9.47 - 10.68
                                 2014         --        1.40 - 2.50          3.73 - 4.88
                                 2013       0.46        1.40 - 2.50        44.42 - 46.02

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          Brighthouse
                                                                            Accumulated  Life Insurance
                                                Additional    Retained         Other       Company's
                                     Common      Paid-in      Earnings     Comprehensive Stockholder's  Noncontrolling   Total
                                     Stock       Capital      (Deficit)    Income (Loss)     Equity       Interests      Equity
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622    $    19,094    $       --    $ 19,094
Capital contributions from
 MetLife, Inc......................                     202          --                            202                       202
Dividends paid to MetLife, Inc.....                      --        (500)                          (500)                     (500)
Returns of capital.................                     (50)                                       (50)                      (50)
Net income (loss)..................                                 918              --            918                       918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)        (1,028)                   (1,028)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2015.......        75        16,850         117           1,594         18,636            --      18,636
Capital contributions from
 MetLife, Inc......................                   1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc.....                                (261)                          (261)                     (261)
Returns of capital.................                     (26)                                       (26)                      (26)
Net income (loss)..................                              (2,775)                        (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)          (346)                     (346)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248         16,865            --      16,865
Sale of operating joint venture
 interest to a former affiliate....                     202                                        202                       202
Returns of capital (Note 3)........                  (2,737)                                    (2,737)                   (2,737)
Capital contributions..............                   3,147                                      3,147                     3,147
Change in equity of noncontrolling
 interests.........................                                                                 --            15          15
Net income (loss)..................                                (883)                          (883)                     (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330             --                        --
Other comprehensive income (loss),
 net of income tax.................                                                 259            259                       259
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837    $    16,853    $       15    $ 16,868
                                    ========= =============  ==========    ============= ============== ============== =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

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


                                     PART C


                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2017

   (3)   Statements of Operations for the year ended December 31, 2017

   (4) Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016


   (5)   Notes to the Financial Statements


   The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company and subsidiaries are included in Part B hereof and include:


   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2017 and 2016

   (3) Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015

   (5) Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)


1(a). Resolution of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7,
                      2009.)


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17,
                      2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(a)(ii).             Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File
                      No. 333-101778, filed April 6, 2016.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


3(c). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(d).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)



3(f). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)




3(g). Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos 333-. 209053/811-03365 filed on December 14, 2017.)



4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


4(h)                  Company Name Change Endorsement (6-E120-14).
                      (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



4(i) Company Name Change Endorsement (effective March 6, 2017) (5-E132-6) (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed on November 17, 2014.)


6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)



6(e). Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)




6(f). Copy of Amended and Restated By-Laws of the Company (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



7(a). Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)


7(d). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)


7(e). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


7(f). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8,
                      2015.)


7(g). Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6,
                      2016.)


8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)



8(a)(ii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)



8(b). Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(b)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on
                      November 17, 2014.)



8(b)(iv) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)



8(c). Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(c)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(c)(iii.)            Amendment to Participation Agreement with AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds) and
                      Invesco Distributors, Inc. (effective November 17, 2014.)
                      (Incorporated herein by reference to Exhibit No. 8(i)(d) to MetLife Investors Variable Annuity Account One's
                      Registration Statement on Form N-4 File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)



8(c)(iv) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-2017). (Filed herewith.)



8(d). Participation Agreement by and among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger & Company, Inc. (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200240/811-03365,
                      filed November 17, 2014.)


8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778811-21262, filed April 7, 2009.)


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152194/811-21262,
                      filed April 5, 2011.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(e)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)


8(e)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company, dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to the Registrant's
                      Registration Statement on Form N-4, File Nos. 333-
                      101778/811-21262, filed April 6, 2016.)


8(e)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company, dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to the Registrant's
                      Registration Statement on Form N-4, File Nos. 333-
                      101778/811-21262, filed April 6, 2016.)



8(e)(v). Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17.) (Filed herewith.)



8(f). Participation Agreement Among The Travelers Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities effective June 8, 2003 and an Amendment to the Participation Agreement (effective December 10, 2004.) (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
                      (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(g)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(h). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004
                      and December 28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(h)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(h)(ii).             Amendment to the Participation Agreement Among MetLife
                      Insurance Company of Connecticut, Deutsche Variable
                      Series II, DeAWM Distributors, Inc. and Deutsche
                      Investment Management Americas, Inc. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200262/811-05200, filed November
                      17, 2014.)


8(i). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(i)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)


8(i)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(i)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed April 3,
                      2013.)


8(i)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)


8(i)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 6, 2016.)



8(i)(vi).             Participation Agreement Among Franklin Templeton Variable
                      Insurance Products Trust, Franklin/Templeton
                      Distributors, Inc., Brighthouse Life Insurance Company,
                      Brighthouse Life Insurance Company of NY and Brighthouse
                      Securities, LLC (03-06-17). (Filed herewith.)



8(j). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7,
                      2009.)


8(j)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)


8(j)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund
                      Advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(k). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(k)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 4, 2012.)


8(k)(ii).             Amendment to Participation Agreement with Pioneer
                      Variable Contracts Trust (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A's Registration
                      Statement on Form N-4, File Nos. 333-200288/811-03365,
                      filed November 17, 2014.)


8(l). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(l)(i). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)


8(l)(ii).             Amendment No. 5 to the Participation Agreement, as
                      Previously Amended Among MetLife Insurance Company of
                      Connecticut, Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective November
                      17, 2014.) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One's Registration Statement on Form N-4, File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)



8(l)(iii)             Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to the
                      Registrant's Registration Statement on Form N-4, File
                      Nos. 333-101778/811-21262, filed April 5, 2017.)


8(l)(iv) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 03-06-17.) (Filed herewith.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(m). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(m)(i). Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 5, 2012.)


8(m)(ii).             Amendment No. 6 to the Amended and Restated Fund
                      Participation Agreement dated March 23, 1998 Among
                      MetLife Insurance Company of Connecticut, Dreyfus
                      Variable Investment Fund and the Dreyfus Socially
                      Responsible Growth Fund, Inc. (incorporated herein by reference to Exhibit 8(m)(ii) to Post-Effective Amendment
                      No. 25 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 8, 2015.)


8(n). Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014.) (incorporated herein by reference to
                      Exhibit 8(n) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277


NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------




Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277

Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damien                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277

Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.   Brighthouse Reinsurance Company of Delaware (DE)
          b.   Brighthouse Life Insurance Company of NY (NY)
          c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.   Brighthouse Renewables Holdings, LLC (DE)
          e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
          f.   Brighthouse Assignment Company (CT)
          g.   ML 1065 Hotel, LLC (DE)
          h.   TIC European Real Estate LP, LLC (DE)
          i.   Euro TL Investments LLC (DE)
          j.   Greater Sandhill I, LLC (DE)
          k.   1075 Peachtree, LLC (DE)
          l.   TLA Holdings LLC (DE)
          m.   The Prospect Company (DE)
          n.   Euro T1 Investments LLC (DE)
          o.   TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 177,342 owners of qualified contracts and 38,729 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITER


(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):

     Brighthouse Fund UL for Variable Life Insurance
     Brighthouse Fund UL III for Variable Life Insurance
     Brighthouse Funds Trust I
     Brighthouse Funds Trust II
     Brighthouse Separate Account A
     Brighthouse Separate Account Eleven for Variable Annuities
     Brighthouse Separate Account QPN for Variable Annuities
     Brighthouse Variable Annuity Account B
     Brighthouse Variable Annuity Account C
     Brighthouse Variable Life Account A
     Brighthouse Variable Life Account One
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   -----------------------------------------------
Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                             (2)
                 (1)                  NET UNDERWRITING         (3)             (4)
          NAME OF PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
             UNDERWRITER                 COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
------------------------------------ ------------------ ----------------- ------------- -------------------
 Brighthouse Securities, LLC+........$599,512,866       $0                $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse
      Securities, LLC was the recipient of these commissions thereafter.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   (a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

   (b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


   (d)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
              33647

   (e)        Brighthouse Financial, One Financial Center, 21st Floor, Boston,
              MA 02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 4th day of April, 2018.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 4th day of April, 2018.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J, Lambert
/s/ Peter M. Carlson*      Director and Vice President
------------------------
Peter M. Carlson
/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L.Rosenthal
/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------
                           Officer
Anant Bhalla
/s/ Conor E. Murphy*       Director
------------------------
Conor E. Murphy
/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-In-Fact

       April 4, 2018



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



8(c)(iv) AIM Amendment to Participation Agreement

8(e)(v) American Funds 10th Amendment to Participation Agreement

8(l)(iv) Fidelity Distributors Corporation Amended and Restate Participation Agreement

8(i)(vi) Franklin Templeton Participation Agreement


10     Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)


13     Powers of Attorney